UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05972
Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2016 – October 31, 2017
Item 1: Reports to Shareholders

Annual Report | October 31, 2017

Vanguard International Stock Index Funds

Vanguard European Stock Index Fund

Vanguard Pacific Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
European Stock Index Fund.	7
Pacific Stock Index Fund.	32
Your Fund’s After-Tax Returns.	57
About Your Fund’s Expenses.	58
Glossary.	60

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks rallied over the 12 months ended October 31, 2017, amid steady economic growth, accommodative monetary policies, and benign inflation.

• For the fiscal year, Vanguard European Stock Index Fund returned 27.77% and Vanguard Pacific Stock Index Fund returned 21.71%. (All returns are for Investor Shares.) Both funds’ returns tracked those of their benchmark indexes. The European fund modestly bested the average return of its peer group, while the Pacific fund slightly trailed its peer average.

• Nearly all European markets returned 22% or more. The rising value of the euro and British pound against the U.S. dollar boosted returns for U.S. investors. Among sectors, financials and industrials had the biggest impact on results.

• In the Pacific region, South Korean stocks soared about 37%, Japan’s market rose nearly 20%, and Australian stocks returned nearly 18%. Companies in the financial and consumer goods arenas contributed most.

Total Returns: Fiscal Year Ended October 31, 2017
Total
Returns
Vanguard European Stock Index Fund
Investor Shares	27.77%
FTSE Europe ETF Shares
Market Price	28.17
Net Asset Value	27.98
Admiral™ Shares	27.99
Institutional Shares	28.00
Institutional Plus Shares	28.03
FTSE Developed Europe All Cap Index	27.96
European Region Funds Average	26.23
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard Pacific Stock Index Fund
Investor Shares	21.71%
FTSE Pacific ETF Shares
Market Price	21.63
Net Asset Value	21.89
Admiral Shares	21.90
Institutional Shares	21.91
FTSE Developed Asia Pacific All Cap Index	21.11
Japan/Pacific Region Funds Average	22.38

Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended October 31, 2017
Average
Annual Return
European Stock Index Fund Investor Shares	0.86%
Spliced European Stock Index	0.88
European Region Funds Average	1.08
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Pacific Stock Index Fund Investor Shares	2.27%
Spliced Pacific Stock Index	2.42
Japan/Pacific Region Funds Average	1.82
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
European Stock Index
Fund	0.26%	0.10%	0.10%	0.08%	0.07%	1.48%
Pacific Stock Index Fund	0.26	0.10	0.10	0.08	—	1.05

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the funds’ expense ratios were: for the European Stock Index Fund, 0.26% for Investor Shares,
0.10% for FTSE Europe ETF Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and
for the Pacific Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for
Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer groups: For the European Stock Index Fund, European Region Funds; and for the Pacific Stock Index Fund, Japan/Pacific Region
Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

4

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

5

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

6

European Stock Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	FTSE Europe	Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEURX	VGK	VEUSX	VESIX	VEUPX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%	0.07%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Number of Stocks	1,282	1,258	5,902
Median Market Cap	$42.1B	$42.2B	$26.5B
Price/Earnings Ratio	17.9x	17.9x	16.1x
Price/Book Ratio	1.9x	1.9x	1.7x
Return on Equity	12.0%	12.0%	12.0%
Earnings Growth Rate	1.8%	1.8%	7.2%
Dividend Yield	3.0%	3.0%	2.7%
Turnover Rate	4%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Basic Materials	7.8%	7.8%	7.9%
Consumer Goods	18.2	18.2	16.2
Consumer Services	6.7	6.7	8.1
Financials	22.6	22.7	25.6
Health Care	11.1	11.0	7.1
Industrials	15.5	15.5	15.4
Oil & Gas	6.7	6.7	6.2
Technology	4.2	4.2	6.5
Telecommunications	3.5	3.5	3.8
Utilities	3.7	3.7	3.2

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	Spliced
	European	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.99	0.87
Beta	0.95	0.97
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	2.5%
Nestle SA	Food Products	2.5
HSBC Holdings plc	Banks	1.9
Novartis AG	Pharmaceuticals	1.8
Roche Holding AG	Pharmaceuticals	1.5
British American
Tobacco plc	Tobacco	1.5
Unilever	Personal Products	1.4
BP plc	Integrated Oil & Gas	1.2
TOTAL SA	Integrated Oil & Gas	1.2
Siemens AG	Diversified Industrials	1.0
Top Ten		16.5%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral
Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

European Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		Europe All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe
United Kingdom	28.5%	28.6%	12.4%
France	15.1	15.1	6.6
Germany	15.0	14.9	6.5
Switzerland	12.3	12.2	5.3
Netherlands	5.4	5.4	2.3
Spain	5.1	5.2	2.2
Sweden	5.1	5.1	2.2
Italy	4.3	4.3	1.9
Denmark	2.9	2.9	1.3
Belgium	2.0	2.0	0.9
Finland	1.7	1.7	0.7
Norway	1.3	1.3	0.6
Other	1.3	1.3	0.7
Subtotal	100.0%	100.0%	43.6%
Pacific	0.0%	0.0%	29.6%
Emerging Markets	0.0%	0.0%	19.8%
North America	0.0%	0.0%	6.6%
Middle East	0.0%	0.0%	0.4%

8

European Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	European Stock Index Fund Investor
	Shares	27.77%	8.42%	0.86%	$10,896
• • • • • • • •	Spliced European Stock Index	27.96	8.62	0.88	10,918

– – – –	European Region Funds Average	26.23	8.90	1.08	11,130
	FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490
For a benchmark description, see the Glossary.
European Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Europe ETF Shares Net Asset Value	27.98%	8.59%	1.01%	$11,052
Spliced European Stock Index	27.96	8.62	0.88	10,918
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

See Financial Highlights for dividend and capital gains information.

9

European Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
European Stock Index Fund Admiral Shares	27.99%	8.58%	1.00%	$11,043
Spliced European Stock Index	27.96	8.62	0.88	10,918
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
European Stock Index Fund Institutional
Shares	28.00%	8.61%	1.03%	$5,540,558

Spliced European Stock Index	27.96	8.62	0.88	5,458,888

FTSE Global All Cap ex US Index	23.52	7.79	1.40	5,744,800

		Since	Final Value
	One	Inception	of a $100,000,000
	Year	(12/5/2014)	Investment
European Stock Index Fund Institutional Plus
Shares	28.03%	5.45%	$116,662,818
Spliced European Stock Index	27.96	5.38	116,436,543
FTSE Global All Cap ex US Index	23.52	6.60	120,401,306
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2007, Through October 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE Europe ETF Shares Market Price	28.17%	50.90%	10.25%
FTSE Europe ETF Shares Net Asset Value	27.98	51.02	10.52
Spliced European Stock Index	27.96	51.19	9.18

10

European Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2007, Through October 31, 2017

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	22.91%	8.67%	1.30%
FTSE Europe ETF Shares	3/4/2005
Market Price		23.19	8.87	1.43
Net Asset Value		23.14	8.85	1.44
Admiral Shares	8/13/2001	23.14	8.84	1.43
Institutional Shares	5/15/2000	23.16	8.86	1.47
Institutional Plus Shares	12/5/2014	23.18	—	5.45[1]
1 Return since inception.

11

European Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Austria †		140,223	0.6%

Belgium
Anheuser-Busch InBev SA/NV	1,731,354	212,303	0.9%
Belgium—Other †		267,832	1.1%
		480,135	2.0%
Denmark
Novo Nordisk A/S Class B	4,009,848	199,646	0.8%
1 Denmark—Other †		494,818	2.0%
		694,464	2.8%

Finland †		411,281	1.7%

France
TOTAL SA	5,033,245	280,547	1.2%
Sanofi	2,489,382	235,714	1.0%
BNP Paribas SA	2,461,481	192,120	0.8%
LVMH Moet Hennessy Louis Vuitton SE	567,196	169,176	0.7%
AXA SA	4,312,538	130,190	0.5%
Airbus SE	1,244,448	127,701	0.5%
Danone SA	1,333,614	108,999	0.5%
Schneider Electric SE	1,205,013	105,875	0.4%
^ Vinci SA	1,057,609	103,623	0.4%
Euler Hermes Group	35,536	4,123	0.0%
1 France—Other †		2,168,865	9.0%
		3,626,933	15.0%
Germany
Siemens AG	1,733,696	249,018	1.0%
Bayer AG	1,887,159	245,482	1.0%

12

European Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Allianz SE	1,017,871	237,634	1.0%
SAP SE	2,072,303	236,789	1.0%
BASF SE	2,087,152	228,240	0.9%
Daimler AG	2,196,284	183,361	0.8%
Deutsche Telekom AG	7,362,321	133,314	0.6%
adidas AG	450,359	100,244	0.4%
1 Germany—Other †		1,973,081	8.1%
		3,587,163	14.8%

[2]Ireland †		102,560	0.4%

Italy
Enel SPA	17,731,580	109,967	0.5%
1 Italy—Other †		932,017	3.8%
		1,041,984	4.3%
Netherlands
Unilever NV	3,489,346	202,698	0.8%
ING Groep NV	8,863,265	163,790	0.7%
ASML Holding NV	716,656	129,307	0.5%
1 Netherlands—Other †		789,255	3.3%
		1,285,050	5.3%

[1]Norway †		307,088	1.3%

Portugal †		76,574	0.3%

Spain
Banco Santander SA	36,007,342	244,108	1.0%
Banco Bilbao Vizcaya Argentaria SA	15,191,223	132,841	0.6%
Telefonica SA	10,012,347	104,985	0.4%
Iberdrola SA	12,699,882	102,629	0.4%
Siemens Gamesa Renewable Energy SA	517,285	7,501	0.0%
* Banco Santander Rights Temporary Line	253,572	1,720	0.0%
1 Spain—Other †		641,000	2.7%
		1,234,784	5.1%

[1]Sweden †		1,213,475	5.0%

Switzerland
Nestle SA	7,069,923	594,853	2.5%
Novartis AG	5,363,006	442,337	1.8%
Roche Holding AG	1,601,781	370,221	1.5%
UBS Group AG	7,912,764	134,621	0.6%
ABB Ltd.	4,393,310	114,731	0.5%
Cie Financiere Richemont SA	1,159,347	106,876	0.5%
Zurich Insurance Group AG	342,107	104,399	0.4%
Roche Holding AG (Bearer)	40,966	9,520	0.0%
1 Switzerland—Other †		1,070,992	4.4%
		2,948,550	12.2%

United Kingdom
HSBC Holdings plc	45,744,964	446,709	1.9%
British American Tobacco plc	5,052,272	326,429	1.4%

13

European Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
BP plc		43,930,643	297,969	1.2%
Royal Dutch Shell plc Class A		8,756,455	275,654	1.2%
Royal Dutch Shell plc Class B		8,546,723	275,184	1.1%
GlaxoSmithKline plc		11,018,091	197,747	0.8%
AstraZeneca plc		2,887,736	195,389	0.8%
Diageo plc		5,634,071	192,399	0.8%
Vodafone Group plc		60,750,078	173,767	0.7%
Unilever plc		2,688,686	152,380	0.6%
Lloyds Banking Group plc		162,673,933	147,454	0.6%
Prudential plc		5,894,760	144,690	0.6%
Rio Tinto plc		2,710,485	128,100	0.5%
Glencore plc		26,549,560	128,055	0.5%
Reckitt Benckiser Group plc		1,419,174	126,970	0.5%
Shire plc		2,029,726	99,976	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)		1,458,521	45,926	0.2%
British American Tobacco plc ADR		161,443	10,397	0.1%
1, [2] United Kingdom—Other †			3,482,545	14.4%
			6,847,740	28.3%
Total Common Stocks (Cost $25,749,890)			23,998,004	99.1%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.246%	4,819,471	481,995	2.0%

6U.S. Government and Agency Obligations†			25,945	0.1%
Total Temporary Cash Investments (Cost $508,004)			507,940	2.1%[3]
Total Investments (Cost $26,257,894)			24,505,944	101.2%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			1,481
Receivables for Investment Securities Sold			4
Receivables for Accrued Income			87,299
Receivables for Capital Shares Issued			5,686
Variation Margin Receivable—Futures Contracts			1,030
Unrealized Appreciation—Forward Currency Contracts			1,799
Other Assets[7]			14,252
Total Other Assets			111,551	0.5%
Liabilities
Payables for Investment Securities Purchased			(288)
Collateral for Securities on Loan			(382,738)
Payables for Capital Shares Redeemed			(3,678)
Payables to Vanguard			(13,932)
Unrealized Depreciation—Forward Currency Contracts			(4,884)
Other Liabilities			(94)
Total Liabilities			(405,614)	(1.7%)
Net Assets			24,211,881	100.0%

14

European Stock Index Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	26,480,194
Undistributed Net Investment Income	28,810
Accumulated Net Realized Losses	(547,157)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,751,950)
Futures Contracts	7,092
Forward Currency Contracts	(3,085)
Foreign Currencies	(2,023)
Net Assets	24,211,881

Investor Shares—Net Assets
Applicable to 22,279,546 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	700,545
Net Asset Value Per Share—Investor Shares	$31.44

ETF Shares—Net Assets
Applicable to 305,410,051 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	17,879,584
Net Asset Value Per Share—ETF Shares	$58.54

Admiral Shares—Net Assets
Applicable to 64,915,959 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,753,681
Net Asset Value Per Share—Admiral Shares	$73.23

15

European Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 24,197,457 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	755,649
Net Asset Value Per Share—Institutional Shares	$31.23

Institutional Plus Shares—Net Assets
Applicable to 877,727 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	122,422
Net Asset Value Per Share—Institutional Plus Shares	$139.48

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $362,832,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $388,105,000, representing 1.6% of net assets.
2 Security value determined using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $382,738,000 of collateral received for securities on loan.
6 Securities with a value of $12,427,000 have been segregated as initial margin for open futures contracts.
7 Cash of $6,190,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

16

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
						Value and
			Number of			Unrealized
			Long (Short)		Notional	Appreciation
		Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	December 2017			3,061	131,155	6,232
FTSE 100 Index	December 2017			618	61,284	860
						7,092

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	12/20/17	EUR	145,409	USD	174,699	(4,815)
Toronto-Dominion Bank	12/20/17	GBP	60,092	USD	80,011	(69)
BNP Paribas	12/20/17	USD	46,439	EUR	38,524	1,431
BNP Paribas	12/20/17	USD	19,369	GBP	14,283	368
						(3,085)
EUR—Euro.
GBP—British pound.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

At October 31, 2017, a counterparty had deposited in a segregated account securities with a value of $2,302,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

17

European Stock Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Dividends[1]	572,844
Interest [2]	848
Securities Lending—Net	13,683
Total Income	587,375
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,661
Management and Administrative—Investor Shares	1,343
Management and Administrative—ETF Shares	8,145
Management and Administrative—Admiral Shares	2,527
Management and Administrative—Institutional Shares	322
Management and Administrative—Institutional Plus Shares	46
Marketing and Distribution—Investor Shares	115
Marketing and Distribution—ETF Shares	729
Marketing and Distribution—Admiral Shares	259
Marketing and Distribution—Institutional Shares	15
Marketing and Distribution—Institutional Plus Shares	2
Custodian Fees	2,397
Auditing Fees	49
Shareholders’ Reports and Proxy—Investor Shares	98
Shareholders’ Reports and Proxy—ETF Shares	1,063
Shareholders’ Reports and Proxy—Admiral Shares	187
Shareholders’ Reports and Proxy—Institutional Shares	6
Shareholders’ Reports and Proxy—Institutional Plus Shares	—
Trustees’ Fees and Expenses	15
Total Expenses	19,979
Net Investment Income	567,396
Realized Net Gain (Loss)
Investment Securities Sold [2]	(28,493)
Futures Contracts	19,699
Foreign Currencies and Forward Currency Contracts	9,072
Realized Net Gain (Loss)	278
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	3,957,765
Futures Contracts	7,159
Foreign Currencies and Forward Currency Contracts	3,523
Change in Unrealized Appreciation (Depreciation)	3,968,447
Net Increase (Decrease) in Net Assets Resulting from Operations	4,536,121
1 Dividends are net of foreign withholding taxes of $38,308,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $679,000, $45,000, and ($64,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

18

European Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	567,396	648,072
Realized Net Gain (Loss)	278	(249,917)
Change in Unrealized Appreciation (Depreciation)	3,968,447	(1,807,591)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,536,121	(1,409,436)
Distributions
Net Investment Income
Investor Shares	(17,979)	(21,135)
ETF Shares	(409,188)	(453,005)
Admiral Shares	(116,545)	(129,984)
Institutional Shares	(18,620)	(24,805)
Institutional Plus Shares	(3,247)	(3,926)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(565,579)	(632,855)
Capital Share Transactions
Investor Shares	(52,062)	(53,855)
ETF Shares	4,559,972	(3,566,616)
Admiral Shares	270,199	(133,939)
Institutional Shares	40,847	(213,685)
Institutional Plus Shares	(710)	(121,144)
Net Increase (Decrease) from Capital Share Transactions	4,818,246	(4,089,239)
Total Increase (Decrease)	8,788,788	(6,131,530)
Net Assets
Beginning of Period	15,423,093	21,554,623
End of Period[1]	24,211,881	15,423,093
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $28,810,000 and $19,219,000.

See accompanying Notes, which are an integral part of the Financial Statements.

19

European Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.27	$27.98	$29.05	$30.42	$24.69
Investment Operations
Net Investment Income	. 827[1]	.881	.866	1.235[2]	.830
Net Realized and Unrealized Gain (Loss)
on Investments	6.109	(2.738)	(1.058)	(1.380)	5.800
Total from Investment Operations	6.936	(1.857)	(.192)	(.145)	6.630
Distributions
Dividends from Net Investment Income	(.766)	(. 853)	(. 878)	(1.225)	(. 900)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.766)	(. 853)	(. 878)	(1.225)	(. 900)
Net Asset Value, End of Period	$31.44	$25.27	$27.98	$29.05	$30.42

Total Return[3]	27.77%	-6.63%	-0.77%	-0.73%	27.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$701	$608	$730	$782	$868
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.81%	3.35%	3.05%	4.12%[2]	3.02%
Portfolio Turnover Rate [4]	4%	6%	13%	7%	10%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.299 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc.
in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

20

European Stock Index Fund

Financial Highlights

FTSE Europe ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$47.05	$52.09	$54.08	$56.64	$46.01
Investment Operations
Net Investment Income	1.567[1]	1.717	1.691	2.384[2]	1.626
Net Realized and Unrealized Gain (Loss)
on Investments	11.434	(5.094)	(1.970)	(2.577)	10.787
Total from Investment Operations	13.001	(3.377)	(.279)	(.193)	12.413
Distributions
Dividends from Net Investment Income	(1.511)	(1.663)	(1.711)	(2.367)	(1.783)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.511)	(1.663)	(1.711)	(2.367)	(1.783)
Net Asset Value, End of Period	$58.54	$47.05	$52.09	$54.08	$56.64

Total Return	27.98%	-6.43%	-0.62%	-0.60%	27.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,880	$10,533	$15,578	$11,676	$12,061
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.97%	3.51%	3.19%	4.26%[2]	3.16%
Portfolio Turnover Rate [3]	4%	6%	13%	7%	10%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.556 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc.
in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

21

European Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$58.85	$65.16	$67.64	$70.85	$57.54
Investment Operations
Net Investment Income	2.016[1]	2.151	2.113	2.983 [2]	2.026
Net Realized and Unrealized Gain (Loss)
on Investments	14.251	(6.379)	(2.454)	(3.233)	13.503
Total from Investment Operations	16.267	(4.228)	(.341)	(.250)	15.529
Distributions
Dividends from Net Investment Income	(1.887)	(2.082)	(2.139)	(2.960)	(2.219)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.887)	(2.082)	(2.139)	(2.960)	(2.219)
Net Asset Value, End of Period	$73.23	$58.85	$65.16	$67.64	$70.85

Total Return[3]	27.99%	-6.48%	-0.61%	-0.61%	27.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,754	$3,609	$4,137	$3,949	$3,340
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.97%	3.51%	3.19%	4.26%[2]	3.16%
Portfolio Turnover Rate [4]	4%	6%	13%	7%	10%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.695 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc.
in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

22

European Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.10	$27.79	$28.85	$30.21	$24.54
Investment Operations
Net Investment Income	. 873[1]	.921	.910	1.282[2]	.871
Net Realized and Unrealized Gain (Loss)
on Investments	6.068	(2.719)	(1.048)	(1.371)	5.755
Total from Investment Operations	6.941	(1.798)	(.138)	(.089)	6.626
Distributions
Dividends from Net Investment Income	(. 811)	(. 892)	(. 922)	(1.271)	(. 956)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 811)	(. 892)	(. 922)	(1.271)	(. 956)
Net Asset Value, End of Period	$31.23	$25.10	$27.79	$28.85	$30.21

Total Return	28.00%	-6.46%	-0.58%	-0.55%	27.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$756	$574	$867	$1,006	$901
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.99%	3.53%	3.22%	4.29%[2]	3.19%
Portfolio Turnover Rate [3]	4%	6%	13%	7%	10%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.297 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc.
in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

European Stock Index Fund

Financial Highlights

Institutional Plus Shares
	Year	Year	Dec. 5,	Nov. 1,	May 17,
	Ended	Ended	2014 [3] to	2013 to	2013[1] to
	Oct. 31,	Oct. 31,	Oct. 31,	Mar. 17,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015	2014[2]	2013
Net Asset Value, Beginning of Period	$112.09	$124.09	$131.51	$126.52	$116.90
Investment Operations
Net Investment Income	3.910 [4]	4.121	3.878	2.253[5]	2.257
Net Realized and Unrealized Gain (Loss)
on Investments	27.110	(12.133)	(7.151)	2.866	9.966
Total from Investment Operations	31.020	(8.012)	(3.273)	5.119	12.223
Distributions
Dividends from Net Investment Income	(3.630)	(3.988)	(4.147)	(.539)	(2.603)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.630)	(3.988)	(4.147)	(.539)	(2.603)
Net Asset Value, End of Period	$139.48	$112.09	$124.09	$131.10[2]	$126.52

Total Return	28.03%	-6.45%	-2.59%	4.06%	10.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$99	$242	—	$110
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.08%[6]	0.08%[6]	0.08%[6]
Ratio of Net Investment Income to
Average Net Assets	3.00%	3.54%	3.11%[6]	4.80%[5,6]	3.20%[6]
Portfolio Turnover Rate[7]	4%	6%	13%	7%	10%

1 Inception.
2 Net asset value as of March 17, 2014, on which date all shares were redeemed.
3 Recommencement of operations.
4 Calculated based on average shares outstanding.
5 Net investment income per share and the ratio of net investment income to average net assets include $1.242 and 0.97%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc.
in February 2014.
6 Annualized.
7 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

European Stock Index Fund

Notes to Financial Statements

Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. Institutional Plus Shares were first issued May 17, 2013, and on March 17, 2014, all outstanding shares were redeemed. Institutional Plus Shares recommenced operations on December 5, 2014.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the

25

European Stock Index Fund

underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

26

European Stock Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

27

European Stock Index Fund

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $1,481,000, representing 0.01% of the fund’s net assets and 0.59% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

28

European Stock Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them.

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,035	23,976,969	—
Temporary Cash Investments	481,995	25,945	—
Futures Contracts—Assets[1]	1,030	—	—
Forward Currency Contracts—Assets	—	1,799	—
Forward Currency Contracts—Liabilities	—	(4,884)	—
Total	504,060	23,999,829	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,030		1,030
Unrealized Appreciation—Forward Currency Contracts	—	1,799	1,799
Unrealized Depreciation—Forward Currency Contracts	—	(4,884)	(4,884)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	19,699	—	19,699
Forward Currency Contracts	—	4,038	4,038
Realized Net Gain (Loss) on Derivatives	19,699	4,038	23,737

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	7,159	—	7,159
Forward Currency Contracts	—	1,692	1,692
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,159	1,692	8,851

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or

29

European Stock Index Fund

loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2017, the fund realized $21,450,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $77,478,000 of ordinary income available for distribution. At October 31, 2017, the fund had available capital losses totaling $542,064,000 to offset future net capital gains. Of this amount, $449,638,000 is subject to expiration dates; $282,885,000 may be used to offset future net capital gains through October 31, 2018, and $166,753,000 through October 31, 2019. Capital losses of $92,426,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $1,500,333,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2017, the cost of investment securities for tax purposes was $26,295,021,000. Net unrealized depreciation of investment securities for tax purposes was $1,789,077,000, consisting of unrealized gains of $2,433,459,000 on securities that had risen in value since their purchase and $4,222,536,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $6,059,104,000 of investment securities and sold $1,380,249,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,660,198,000 and $579,652,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

30

European Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	159,694	5,562	100,437	3,906
Issued in Lieu of Cash Distributions	14,995	523	17,789	697
Redeemed	(226,751)	(7,858)	(172,081)	(6,639)
Net Increase (Decrease)—Investor Shares	(52,062)	(1,773)	(53,855)	(2,036)
ETF Shares
Issued	5,081,845	92,347	340,229	7,004
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(521,873)	(10,800)	(3,906,845)	(82,200)
Net Increase (Decrease)—ETF Shares	4,559,972	81,547	(3,566,616)	(75,196)
Admiral Shares
Issued	901,375	13,382	454,762	7,584
Issued in Lieu of Cash Distributions	97,636	1,462	108,578	1,827
Redeemed	(728,812)	(11,258)	(697,279)	(11,579)
Net Increase (Decrease)—Admiral Shares	270,199	3,586	(133,939)	(2,168)
Institutional Shares
Issued	256,341	8,907	129,495	5,017
Issued in Lieu of Cash Distributions	12,203	429	19,570	772
Redeemed	(227,697)	(8,002)	(362,750)	(14,133)
Net Increase (Decrease)—Institutional Shares	40,847	1,334	(213,685)	(8,344)
Institutional Plus Shares
Issued	15,118	114	35,730	311
Issued in Lieu of Cash Distributions	3,247	26	3,926	34
Redeemed	(19,075)	(144)	(160,800)	(1,413)
Net Increase (Decrease)—Institutional Plus Shares	(710)	(4)	(121,144)	(1,068)

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

31

Pacific Stock Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	FTSE Pacific ETF	Admiral	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VPACX	VPL	VPADX	VPKIX
Expense Ratio[1]	0.26%	0.10%	0.10%	0.08%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Number of Stocks	2,288	2,256	5,902
Median Market Cap	$18.5B	$18.5B	$26.5B
Price/Earnings Ratio	14.7x	14.7x	16.1x
Price/Book Ratio	1.4x	1.4x	1.7x
Return on Equity	10.1%	10.1%	12.0%
Earnings Growth Rate	12.5%	12.5%	7.2%
Dividend Yield	2.3%	2.3%	2.7%
Turnover Rate	3%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Basic Materials	7.6%	7.7%	7.9%
Consumer Goods	21.2	21.1	16.2
Consumer Services	9.7	9.7	8.1
Financials	24.3	24.3	25.6
Health Care	5.8	5.8	7.1
Industrials	18.9	18.9	15.4
Oil & Gas	1.7	1.7	6.2
Technology	5.0	5.0	6.5
Telecommunications	3.4	3.4	3.8
Utilities	2.4	2.4	3.2

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	Spliced
	Pacific	FTSE Global
	Stock	All Cap ex US
	Index	Index
R-Squared	0.93	0.83
Beta	0.91	0.89
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics	Consumer
Co. Ltd.	Electronics	3.7%
Toyota Motor Corp.	Automobiles	2.2
Commonwealth Bank of
Australia	Banks	1.4
AIA Group Ltd.	Life Insurance	1.2
Mitsubishi UFJ Financial
Group Inc.	Banks	1.2
Westpac Banking Corp.	Banks	1.2
SoftBank Group Corp.	Mobile
	Telecommunications	1.0
Australia & New Zealand
Banking Group Ltd.	Banks	1.0
National Australia Bank
Ltd.	Banks	0.9
BHP Billiton Ltd.	General Mining	0.9
Top Ten		14.7%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.26% for Investor Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral
Shares, and 0.08% for Institutional Shares.

32

Pacific Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		APAC All	All Cap ex
		Cap	US
	Fund	Index	Index
Europe	0.0%	0.0%	43.6%
Pacific
Japan	58.9%	58.8%	17.4%
Australia	16.1	16.2	4.8
South Korea	12.7	12.7	3.8
Hong Kong	8.5	8.5	2.5
Singapore	3.1	3.1	0.9
Other	0.7	0.7	0.2
Subtotal	100.0%	100.0%	29.6%
Emerging Markets	0.0%	0.0%	19.8%
North America	0.0%	0.0%	6.6%
Middle East	0.0%	0.0%	0.4%

33

Pacific Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Pacific Stock Index Fund Investor
	Shares	21.71%	9.82%	2.27%	$12,515
• • • • • • • •	Spliced Pacific Stock Index	21.11	9.90	2.42	12,707

– – – –	Japan/Pacific Region Funds Average	22.38	10.64	1.82	11,976
	FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490
For a benchmark description, see the Glossary.
Japan/Pacific Region Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Pacific ETF Shares Net Asset Value	21.89%	9.97%	2.40%	$12,679
Spliced Pacific Stock Index	21.11	9.90	2.42	12,707
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

See Financial Highlights for dividend and capital gains information.

34

Pacific Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Admiral Shares	21.90%	9.97%	2.40%	$12,683
Spliced Pacific Stock Index	21.11	9.90	2.42	12,707
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Pacific Stock Index Fund Institutional Shares	21.91%	10.00%	2.44%	$6,361,058
Spliced Pacific Stock Index	21.11	9.90	2.42	6,353,613
FTSE Global All Cap ex US Index	23.52	7.79	1.40	5,744,800

Cumulative Returns of ETF Shares: October 31, 2007, Through October 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE Pacific ETF Shares Market Price	21.63%	60.88%	26.77%
FTSE Pacific ETF Shares Net Asset Value	21.89	60.83	26.79
Spliced Pacific Stock Index	21.11	60.34	27.07

Fiscal-Year Total Returns (%): October 31, 2007, Through October 31, 2017

For a benchmark description, see the Glossary.

35

Pacific Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/18/1990	15.30%	8.88%	2.18%
FTSE Pacific ETF Shares	3/4/2005
Market Price		15.54	9.12	2.31
Net Asset Value		15.49	9.04	2.31
Admiral Shares	8/13/2001	15.49	9.05	2.31
Institutional Shares	5/15/2000	15.54	9.06	2.34

36

Pacific Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Australia
	Commonwealth Bank of Australia	1,934,572	115,079	1.4%
	Westpac Banking Corp.	3,794,325	96,108	1.2%
	Australia & New Zealand Banking Group Ltd.	3,276,345	75,187	1.0%
	National Australia Bank Ltd.	2,989,772	74,912	0.9%
	BHP Billiton Ltd.	3,585,431	73,820	0.9%
	CSL Ltd.	506,878	53,963	0.7%
^	Wesfarmers Ltd.	1,262,948	40,453	0.5%
[1,2]	Australia—Other †		764,099	9.4%
			1,293,621	16.0%
Hong Kong
	AIA Group Ltd.	13,495,712	101,697	1.2%
	Hong Kong Exchanges & Clearing Ltd.	1,367,664	38,109	0.5%
^	CK Hutchison Holdings Ltd.	2,993,059	38,017	0.5%
[1,2]	Hong Kong—Other †		503,570	6.2%
			681,393	8.4%
Japan
	Toyota Motor Corp.	2,922,870	181,294	2.2%
	Mitsubishi UFJ Financial Group Inc.	14,369,872	97,473	1.2%
	SoftBank Group Corp.	950,085	84,199	1.0%
	Honda Motor Co. Ltd.	1,989,386	62,342	0.8%
	Sumitomo Mitsui Financial Group Inc.	1,489,588	59,677	0.7%
	Sony Corp.	1,410,439	59,005	0.7%
	Keyence Corp.	100,733	55,929	0.7%
	KDDI Corp.	2,036,966	54,270	0.7%
	Mizuho Financial Group Inc.	28,315,370	51,446	0.6%
	FANUC Corp.	217,468	50,849	0.6%
	Takeda Pharmaceutical Co. Ltd.	854,924	48,205	0.6%
	Shin-Etsu Chemical Co. Ltd.	454,650	47,948	0.6%

37

Pacific Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Nintendo Co. Ltd.		120,095	46,592	0.6%
Japan Tobacco Inc.		1,335,869	44,218	0.6%
Canon Inc.		1,148,011	43,127	0.5%
Hitachi Ltd.		5,165,644	41,136	0.5%
East Japan Railway Co.		415,345	40,280	0.5%
Mitsubishi Electric Corp.		2,207,314	37,775	0.5%
Central Japan Railway Co.		202,652	36,811	0.5%
Nippon Telegraph & Telephone Corp.		747,743	36,152	0.5%
Panasonic Corp.		2,378,835	35,919	0.4%
NTT DOCOMO Inc.		1,447,329	35,053	0.4%
Seven & i Holdings Co. Ltd.		863,349	34,797	0.4%
Nidec Corp.		260,933	34,700	0.4%
Tokio Marine Holdings Inc.		780,424	33,642	0.4%
Mitsubishi Corp.		1,432,121	33,537	0.4%
Murata Manufacturing Co. Ltd.		212,493	33,396	0.4%
Bridgestone Corp.		698,028	33,345	0.4%
Komatsu Ltd.		1,019,637	33,317	0.4%
Recruit Holdings Co. Ltd.		1,335,712	32,749	0.4%
Daikin Industries Ltd.		295,573	32,664	0.4%
Kao Corp.		539,425	32,600	0.4%
Astellas Pharma Inc.		2,306,801	30,701	0.4%
Tokyo Electron Ltd.		173,784	30,600	0.4%
Denso Corp.		546,303	30,087	0.4%
Hino Motors Ltd.		308,656	3,973	0.1%
kabu.com Securities Co. Ltd.		162,629	518	0.0%
Misawa Homes Co. Ltd.		23,905	212	0.0%
Japan—Other †			3,046,696	37.6%
			4,727,234	58.3%

New Zealand †			58,338	0.7%

Singapore
DBS Group Holdings Ltd.		1,992,913	33,279	0.4%
Oversea-Chinese Banking Corp. Ltd.		3,649,097	31,870	0.4%
2 Singapore—Other †			186,075	2.3%
			251,224	3.1%
South Korea
Samsung Electronics Co. Ltd.		106,921	263,572	3.3%
SK Hynix Inc.		594,536	43,837	0.5%
Samsung Electronics Co. Ltd. Preference Shares		18,772	37,597	0.4%
1, [2] South Korea—Other †			673,872	8.4%
			1,018,878	12.6%
Total Common Stocks (Cost $7,847,777)			8,030,688	99.1%[3]

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.246%	2,032,086	203,229	2.5%

6U.S. Government and Agency Obligations †			3,489	0.0%
Total Temporary Cash Investments (Cost $206,738)			206,718	2.5%[3]
Total Investments (Cost $8,054,515)			8,237,406	101.6%

38

Pacific Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	476
Receivables for Investment Securities Sold	141
Receivables for Accrued Income	33,878
Receivables for Capital Shares Issued	1,804
Variation Margin Receivable—Futures Contracts	75
Unrealized Appreciation—Forward Currency Contracts	688
Other Assets[7]	11,666
Total Other Assets	48,728	0.6%
Liabilities
Payables for Investment Securities Purchased	(443)
Collateral for Securities on Loan	(166,488)
Payables for Capital Shares Redeemed	(381)
Payables to Vanguard	(6,012)
Variation Margin Payable—Futures Contracts	(230)
Unrealized Depreciation—Forward Currency Contracts	(2,615)
Other Liabilities	(2,222)
Total Liabilities	(178,391)	(2.2%)
Net Assets	8,107,743	100.0%

At October 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		7,973,084
Undistributed Net Investment Income		31,170
Accumulated Net Realized Losses		(82,200)
Unrealized Appreciation (Depreciation)
Investment Securities		182,891
Futures Contracts		5,045
Forward Currency Contracts		(1,927)
Foreign Currencies		(320)
Net Assets		8,107,743

39

Pacific Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 21,842,721 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	296,098
Net Asset Value Per Share—Investor Shares	$13.56

ETF Shares—Net Assets
Applicable to 70,511,310 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,015,402
Net Asset Value Per Share—ETF Shares	$71.13

Admiral Shares—Net Assets
Applicable to 27,148,151 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,388,158
Net Asset Value Per Share—Admiral Shares	$87.97

Institutional Shares—Net Assets
Applicable to 30,320,648 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	408,085
Net Asset Value Per Share—Institutional Shares	$13.46

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,882,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $20,875,000, representing 0.3% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $166,488,000 of collateral received for securities on loan.
6 Securities with a value of $2,891,000 have been segregated as initial margin for open futures contracts.
7 Cash of $1,159,000 has been segregated as collateral for open forward currency contracts.

40

Pacific Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
					($000)
						Value and
				Number of		Unrealized
				Long (Short)	Notional	Appreciation
		Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Topix Index	December 2017			267	41,426	3,141
S&P ASX 200 Index	December 2017			176	19,864	634
KOSPI 200 Index	December 2017			89	6,641	1,270
						5,045

Forward Currency Contracts
						Unrealized
	Contract					Appreciation

	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
BNP Paribas	12/12/17	JPY	3,352,222	USD	30,833	(1,290)
Toronto-Dominion Bank	12/28/17	AUD	15,326	USD	12,258	(534)
Credit Suisse International	12/12/17	JPY	1,007,891	USD	9,113	(230)
BNP Paribas	12/28/17	AUD	9,301	USD	7,312	(197)
Citibank, N.A.	12/12/17	JPY	473,100	USD	4,356	(187)
Toronto-Dominion Bank	12/19/17	KRW	4,204,138	USD	3,727	27
JPMorgan Chase Bank, N.A.	12/12/17	JPY	396,925	USD	3,559	(60)
Citibank, N.A.	12/19/17	KRW	2,865,188	USD	2,538	20
Citibank, N.A.	12/28/17	AUD	2,300	USD	1,808	(48)
Goldman Sachs International	12/28/17	AUD	2,017	USD	1,605	(62)
Goldman Sachs International	12/12/17	JPY	72,765	USD	648	(7)
BNP Paribas	12/12/17	USD	30,400	JPY	3,405,000	391
JPMorgan Chase Bank, N.A.	12/12/17	USD	11,859	JPY	1,322,570	203
Goldman Sachs International	12/28/17	USD	2,999	AUD	3,860	47
						(1,927)
AUD—Australian dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Pacific Stock Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Dividends[1]	174,576
Interest [2]	238
Securities Lending—Net	5,406
Total Income	180,220
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,503
Management and Administrative—Investor Shares	545
Management and Administrative—ETF Shares	1,971
Management and Administrative—Admiral Shares	1,109
Management and Administrative—Institutional Shares	83
Marketing and Distribution—Investor Shares	47
Marketing and Distribution—ETF Shares	197
Marketing and Distribution—Admiral Shares	116
Marketing and Distribution—Institutional Shares	7
Custodian Fees	1,059
Auditing Fees	52
Shareholders’ Reports and Proxy—Investor Shares	51
Shareholders’ Reports and Proxy—ETF Shares	232
Shareholders’ Reports and Proxy—Admiral Shares	73
Shareholders’ Reports and Proxy—Institutional Shares	42
Trustees’ Fees and Expenses	5
Total Expenses	7,092
Net Investment Income	173,128
Realized Net Gain (Loss)
Investment Securities Sold [2]	39,762
Futures Contracts	5,596
Foreign Currencies and Forward Currency Contracts	1,491
Realized Net Gain (Loss)	46,849
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	1,137,389
Futures Contracts	3,253
Foreign Currencies and Forward Currency Contracts	(2,041)
Change in Unrealized Appreciation (Depreciation)	1,138,601
Net Increase (Decrease) in Net Assets Resulting from Operations	1,358,578

1 Dividends are net of foreign withholding taxes of $11,736,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $208,000, $26,000, and ($22,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

42

Pacific Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	173,128	137,768
Realized Net Gain (Loss)	46,849	34,253
Change in Unrealized Appreciation (Depreciation)	1,138,601	158,117
Net Increase (Decrease) in Net Assets Resulting from Operations	1,358,578	330,138
Distributions
Net Investment Income
Investor Shares	(7,088)	(6,699)
ETF Shares	(100,428)	(72,522)
Admiral Shares	(55,521)	(47,540)
Institutional Shares	(8,276)	(8,137)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(171,313)	(134,898)
Capital Share Transactions
Investor Shares	(35,133)	(37,259)
ETF Shares	1,094,986	184,797
Admiral Shares	28,881	(71,298)
Institutional Shares	60,096	(50,031)
Net Increase (Decrease) from Capital Share Transactions	1,148,830	26,209
Total Increase (Decrease)	2,336,095	221,449
Net Assets
Beginning of Period	5,771,648	5,550,199
End of Period[1]	8,107,743	5,771,648

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $31,170,000 and $29,225,000.

See accompanying Notes, which are an integral part of the Financial Statements.

43

Pacific Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.42	$10.99	$11.59	$11.76	$9.63
Investment Operations
Net Investment Income	. 295[1]	.257	.258	.282	.246
Net Realized and Unrealized Gain (Loss)
on Investments	2.141	.426	(.612)	(.147)	2.187
Total from Investment Operations	2.436	.683	(.354)	.135	2.433
Distributions
Dividends from Net Investment Income	(. 296)	(. 253)	(. 246)	(. 305)	(. 303)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 296)	(. 253)	(. 246)	(. 305)	(. 303)
Net Asset Value, End of Period	$13.56	$11.42	$10.99	$11.59	$11.76

Total Return[2]	21.71%	6.40%	-3.07%	1.21%	25.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$296	$281	$309	$360	$398
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to
Average Net Assets	2.44%	2.39%	2.26%	2.45%	2.27%
Portfolio Turnover Rate [3]	3%	4%	14%	5%	22%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

44

Pacific Stock Index Fund

Financial Highlights

FTSE Pacific ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$59.92	$57.65	$60.80	$61.71	$50.57
Investment Operations
Net Investment Income	1.677[1]	1.440	1.443	1.568	1.372
Net Realized and Unrealized Gain (Loss)
on Investments	11.195	2.240	(3.210)	(.791)	11.475
Total from Investment Operations	12.872	3.680	(1.767)	.777	12.847
Distributions
Dividends from Net Investment Income	(1.662)	(1.410)	(1.383)	(1.687)	(1.707)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.662)	(1.410)	(1.383)	(1.687)	(1.707)
Net Asset Value, End of Period	$71.13	$59.92	$57.65	$60.80	$61.71

Total Return	21.89%	6.59%	-2.93%	1.31%	25.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,015	$3,217	$2,931	$2,760	$2,645
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.55%	2.40%	2.59%	2.41%
Portfolio Turnover Rate[2]	3%	4%	14%	5%	22%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

45

Pacific Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$74.10	$71.30	$75.19	$76.32	$62.54
Investment Operations
Net Investment Income	2.049[1]	1.781	1.783	1.937	1.695
Net Realized and Unrealized Gain (Loss)
on Investments	13.876	2.763	(3.963)	(.982)	14.194
Total from Investment Operations	15.925	4.544	(2.180)	.955	15.889
Distributions
Dividends from Net Investment Income	(2.055)	(1.744)	(1.710)	(2.085)	(2.109)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.055)	(1.744)	(1.710)	(2.085)	(2.109)
Net Asset Value, End of Period	$87.97	$74.10	$71.30	$75.19	$76.32

Total Return[2]	21.90%	6.57%	-2.92%	1.32%	25.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,388	$1,983	$1,981	$2,032	$1,832
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.60%	2.55%	2.40%	2.59%	2.41%
Portfolio Turnover Rate [3]	3%	4%	14%	5%	22%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Pacific Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.34	$10.91	$11.50	$11.68	$9.57
Investment Operations
Net Investment Income	. 320[1]	.275	.276	.300	.263
Net Realized and Unrealized Gain (Loss)
on Investments	2.118	.424	(.601)	(.158)	2.174
Total from Investment Operations	2.438	.699	(.325)	.142	2.437
Distributions
Dividends from Net Investment Income	(. 318)	(. 269)	(. 265)	(. 322)	(. 327)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 318)	(. 269)	(. 265)	(. 322)	(. 327)
Net Asset Value, End of Period	$13.46	$11.34	$10.91	$11.50	$11.68

Total Return	21.91%	6.61%	-2.84%	1.28%	25.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$408	$291	$329	$336	$437
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.57%	2.43%	2.62%	2.44%
Portfolio Turnover Rate[2]	3%	4%	14%	5%	22%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Pacific Stock Index Fund

Notes to Financial Statements

Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Plus Shares through October 31, 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying

48

Pacific Stock Index Fund

securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

49

Pacific Stock Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

50

Pacific Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $476,000, representing 0.01% of the fund’s net assets and 0.19% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,416	8,025,439	3,833
Temporary Cash Investments	203,229	3,489	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(230)	—	—
Forward Currency Contracts—Assets	—	688	—
Forward Currency Contracts—Liabilities	—	(2,615)	—
Total	204,490	8,027,001	3,833
1 Represents variation margin on the last day of the reporting period.

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Pacific Stock Index Fund

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	75	—	75
Unrealized Appreciation—Forward Currency Contracts	—	688	688
Variation Margin Payable—Futures Contracts	(230)	—	(230)
Unrealized Depreciation—Forward Currency Contracts	—	(2,615)	(2,615)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	5,596	—	5,596
Forward Currency Contracts	—	3,825	3,825
Realized Net Gain (Loss) on Derivatives	5,596	3,825	9,421

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,253	—	3,253
Forward Currency Contracts	—	(2,775)	(2,775)
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,253	(2,775)	478

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purpose; such differences are primarily attributed to the tax treatment of unrealized appreciation on passive foreign investment companies. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2017, the fund realized gains on the sale of passive foreign investment companies of $2,326,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2017, had unrealized appreciation of $34,877,000.

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Pacific Stock Index Fund

During the year ended October 31, 2017, the fund realized $7,905,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $71,621,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $36,039,000 to offset taxable capital gains realized during the year ended October 31, 2017. At October 31, 2017, the fund had available capital losses totaling $84,127,000 to offset future net capital gains of $29,743,000 through October 31, 2018, and $54,384,000 through October 31, 2019. Capital loss carryforwards of $571,304,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2017, the cost of investment securities for tax purposes was $8,089,392,000. Net unrealized appreciation of investment securities for tax purposes was $148,014,000, consisting of unrealized gains of $1,369,516,000 on securities that had risen in value since their purchase and $1,221,502,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $1,315,204,000 of investment securities and sold $209,200,000 of investment securities, other than temporary cash investments. Purchases and sales include $897,344,000 and $27,986,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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Pacific Stock Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	45,509	3,754	31,068	2,889
Issued in Lieu of Cash Distributions	6,619	556	6,289	591
Redeemed	(87,261)	(7,078)	(74,616)	(6,949)
Net Increase (Decrease)—Investor Shares	(35,133)	(2,768)	(37,259)	(3,469)
ETF Shares
Issued	1,094,987	16,828	611,197	10,738
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1)	—	(426,400)	(7,900)
Net Increase (Decrease)—ETF Shares	1,094,986	16,828	184,797	2,838
Admiral Shares
Issued	293,910	3,691	178,591	2,564
Issued in Lieu of Cash Distributions	45,857	593	39,890	578
Redeemed	(310,886)	(3,895)	(289,779)	(4,172)
Net Increase (Decrease)—Admiral Shares	28,881	389	(71,298)	(1,030)
Institutional Shares
Issued	145,049	11,583	67,558	6,430
Issued in Lieu of Cash Distributions	5,339	450	5,752	545
Redeemed	(90,292)	(7,382)	(123,341)	(11,466)
Net Increase (Decrease)—Institutional Shares	60,096	4,651	(50,031)	(4,491)

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

54

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

In our opinion, the accompanying statements of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

55

Special 2017 tax information (unaudited) for Vanguard European Stock Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $465,172,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $531,615,000 and foreign taxes paid of $37,910,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2018 to determine the calendar year amounts to be included on their 2017 tax returns.

Special 2017 tax information (unaudited) for Vanguard Pacific Stock Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $128,197,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income $174,578,000 and foreign taxes paid of $10,821,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2018 to determine the calendar year amounts to be included on their 2017 tax returns.

56

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2017. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: International Stock Index Funds
Periods Ended October 31, 2017
	One	Five	Ten
	Year	Years	Years
European Stock Index Fund Investor Shares
Returns Before Taxes	27.77%	8.42%	0.86%
Returns After Taxes on Distributions	26.85	7.58	0.12
Returns After Taxes on Distributions and Sale of
Fund Shares	16.16	6.52	0.64

	One	Five	Ten
	Year	Years	Years
Pacific Stock Index Fund Investor Shares
Returns Before Taxes	21.71%	9.82%	2.27%
Returns After Taxes on Distributions	20.88	9.11	1.70
Returns After Taxes on Distributions and Sale of
Fund Shares	12.64	7.61	1.68

57

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

58

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,111.07	$1.38
FTSE Europe ETF Shares	1,000.00	1,112.05	0.53
Admiral Shares	1,000.00	1,112.04	0.53
Institutional Shares	1,000.00	1,112.31	0.43
Institutional Plus Shares	1,000.00	1,112.28	0.37
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,130.06	$1.40
FTSE Pacific ETF Shares	1,000.00	1,130.87	0.54
Admiral Shares	1,000.00	1,130.76	0.54
Institutional Shares	1,000.00	1,131.18	0.43
Based on Hypothetical 5% Yearly Return
European Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
FTSE Europe ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Pacific Stock Index Fund
Investor Shares	$1,000.00	$1,023.89	$1.33
FTSE Pacific ETF Shares	1,000.00	1,024.70	0.51
Admiral Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.60	0.41

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the European Stock Index Fund, 0.26% for Investor Shares, 0.10% for FTSE Europe ETF Shares, 0.10% for Admiral
Shares, 0.08% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the Pacific Stock Index Fund, 0.26% for Investor
Shares, 0.10% for FTSE Pacific ETF Shares, 0.10% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

59

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

60

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced European Stock Index: MSCI Europe Index through March 26, 2013; FTSE Developed
Europe Index through September 30, 2015; FTSE Developed Europe All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

Spliced Pacific Stock Index: MSCI Pacific Index through March 26, 2013; FTSE Developed Asia
Pacific Index through September 30, 2015; FTSE Developed Asia Pacific All Cap Index thereafter.
Benchmark returns are adjusted for withholding taxes.

61

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
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information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
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calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
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You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q720 122017

Annual Report | October 31, 2017

Vanguard Total World Stock Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	8
Financial Statements.	11
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks rallied in the 12 months ended October 31, 2017, amid a broad-based expansion featuring economic growth, supportive monetary policy, and benign inflation.

• For the fiscal year, Vanguard Total World Stock Index Fund returned about 24%. That result was in line with the return of the fund’s benchmark index and exceeded the average return of peer funds.

• Returns for the European region, which represented about a fifth of the fund’s assets, were especially robust. Europe’s economy continued to show strength in employment and industrial production. U.S. stocks, which represent more than half of the world’s total stock market capitalization, also notched sizable returns.

• Reflecting the breadth of the global rally, all market sectors advanced. Technology, industrials, basic materials, and financials notched the biggest gains.

Total Returns: Fiscal Year Ended October 31, 2017
Total
Returns
Vanguard Total World Stock Index Fund
Investor Shares	23.71%
ETF Shares
Market Price	23.89
Net Asset Value	23.82
Institutional Shares	23.86
FTSE Global All Cap Index	23.78
Global Funds Average	22.26
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2017
Average
Annual Return
Total World Stock Index Fund Investor Shares (Returns since inception: 6/26/2008)	6.31%
Spliced Total World Stock Index	6.32
Global Funds Average	5.56
For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Institutional	Peer Group
	Shares	Shares	Shares	Average
Total World Stock Index Fund	0.21%	0.11%	0.10%	1.24%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the fund’s expense ratios were 0.19% for Investor Shares, 0.10% for ETF Shares, and 0.09%
for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Global Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

3

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

4

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

5

Total World Stock Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor	ETF	Institutional
	Shares	Shares	Shares
Ticker Symbol	VTWSX	VT	VTWIX
Expense Ratio[1]	0.21%	0.11%	0.10%

Portfolio Characteristics
		FTSE
		Global
		All Cap
	Fund	Index
Number of Stocks	7,955	7,781
Median Market Cap	$41.4B	$41.6B
Price/Earnings Ratio	18.9x	18.9x
Price/Book Ratio	2.2x	2.2x
Return on Equity	13.3%	13.3%
Earnings Growth
Rate	8.4%	8.5%
Dividend Yield	2.2%	2.2%
Turnover Rate	10%	—
Short-Term Reserves	-0.6%	—

Sector Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Basic Materials	5.2%	5.2%
Consumer Goods	12.5	12.5
Consumer Services	10.2	10.2
Financials	22.8	22.8
Health Care	10.0	10.0
Industrials	14.2	14.2
Oil & Gas	5.9	5.9
Technology	13.3	13.3
Telecommunications	2.7	2.7
Utilities	3.2	3.2

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE
Global
All Cap
Index
R-Squared	0.99
Beta	0.97

These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.\

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	1.7%
Microsoft Corp.	Software	1.2
Alphabet Inc.	Internet	1.2
Amazon.com Inc.	Broadline Retailers	0.9
Facebook Inc.	Internet	0.8
Johnson & Johnson	Pharmaceuticals	0.7
JPMorgan Chase & Co.	Banks	0.7
Berkshire Hathaway Inc. Reinsurance		0.7
Exxon Mobil Corp.	Integrated Oil & Gas	0.7
Samsung Electronics	Consumer
Co. Ltd.	Electronics	0.5
Top Ten		9.1%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.19% for Investor Shares, 0.10% for ETF Shares, and 0.09% for Institutional
Shares.

6

Total World Stock Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		All Cap
	Fund	Index
Europe
United Kingdom	5.9%	5.9%
France	3.2	3.2
Germany	3.1	3.1
Switzerland	2.6	2.6
Netherlands	1.1	1.1
Spain	1.1	1.1
Sweden	1.0	1.1
Other	2.9	2.9
Subtotal	20.9%	21.0%
Pacific
Japan	8.4%	8.4%
Australia	2.3	2.3
South Korea	1.8	1.8
Hong Kong	1.2	1.1
Other	0.6	0.6
Subtotal	14.3%	14.2%
Emerging Markets
China	2.6%	2.8%
Taiwan	1.6	1.6
India	1.2	1.2
Other	4.1	4.1
Subtotal	9.5%	9.7%
North America
United States	52.0%	51.7%
Canada	3.1	3.2
Subtotal	55.1%	54.9%
Middle East
Other	0.2%	0.2%

7

Total World Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: June 26, 2008, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017

				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(6/26/2008)	Investment
	Total World Stock Index Fund Investor
	Shares	23.71%	11.16%	6.31%	$17,724

• • • • • • • •	Spliced Total World Stock Index	23.78	11.38	6.32	17,732

– – – –	Global Funds Average	22.26	10.44	5.56	16,586

For a benchmark description, see the Glossary.
Global Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(6/24/2008)	Investment
Total World Stock Index Fund ETF Shares
Net Asset Value	23.82%	11.28%	6.29%	$17,688
Spliced Total World Stock Index	23.78	11.38	6.32	17,732

"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

8

Total World Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(10/9/2008)	Investment
Total World Stock Index Fund Institutional
Shares	23.86%	11.29%	11.56%	$13,474,382

Spliced Total World Stock Index	23.78	11.38	11.23	13,108,613
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: June 24, 2008, Through October 31, 2017

			Since
	One	Five	Inception
	Year	Years	(6/24/2008)
Total World Stock Index Fund ETF Shares Market
Price	23.89%	70.90%	76.88%
Total World Stock Index Fund ETF Shares Net Asset
Value	23.82	70.63	76.88

Spliced Total World Stock Index	23.78	71.39	77.32

Fiscal-Year Total Returns (%): June 26, 2008, Through October 31, 2017

For a benchmark description, see the Glossary.
Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

9

Total World Stock Index Fund

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	6/26/2008	18.79%	10.60%	6.14%
ETF Shares	6/24/2008
Market Price		18.99	10.72	6.11
Net Asset Value		18.92	10.72	6.11
Institutional Shares	10/9/2008	18.94	10.73	11.42

10

Total World Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
‡,1Australia †		314,869	2.3%

Austria †		16,596	0.1%

Belgium †		57,191	0.4%

Brazil
CPFL Energia SA	104,329	877	0.0%
1 Brazil—Other †		111,685	0.8%
		112,562	0.8%

[1]Canada †		431,906	3.1%

Chile †		19,196	0.1%

China
Tencent Holdings Ltd.	1,451,856	65,254	0.5%
China Construction Bank Corp.	24,434,206	21,837	0.2%
Industrial & Commercial Bank of China Ltd.	21,340,245	16,980	0.1%
China Mobile Ltd.	1,455,861	14,644	0.1%
Bank of China Ltd.	20,969,800	10,480	0.1%
China Life Insurance Co. Ltd.	2,054,000	6,810	0.1%
CNOOC Ltd.	4,478,311	6,115	0.1%
China Petroleum & Chemical Corp.	7,192,465	5,282	0.1%
PetroChina Co. Ltd.	6,018,000	3,934	0.1%
China Overseas Land & Investment Ltd.	1,090,480	3,541	0.0%
Agricultural Bank of China Ltd.	7,194,500	3,389	0.0%
PICC Property & Casualty Co. Ltd.	1,250,887	2,482	0.0%
China Shenhua Energy Co. Ltd.	927,000	2,218	0.0%
China Resources Land Ltd.	715,909	2,137	0.0%

11

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* China Unicom Hong Kong Ltd.	1,457,574	2,068	0.0%
China Telecom Corp. Ltd.	3,848,034	1,930	0.0%
CITIC Ltd.	1,313,000	1,923	0.0%
China CITIC Bank Corp. Ltd.	2,293,525	1,478	0.0%
China Communications Construction Co. Ltd.	1,165,875	1,416	0.0%
China Taiping Insurance Holdings Co. Ltd.	389,259	1,284	0.0%
Sinopharm Group Co. Ltd.	274,800	1,230	0.0%
China Resources Beer Holdings Co. Ltd.	422,681	1,220	0.0%
Dongfeng Motor Group Co. Ltd.	782,000	1,073	0.0%
CRRC Corp. Ltd.	1,075,800	1,061	0.0%
China Railway Group Ltd.	1,303,000	1,047	0.0%
1 People’s Insurance Co. Group of China Ltd.	2,129,000	1,013	0.0%
China Merchants Port Holdings Co. Ltd.	312,000	976	0.0%
China Resources Power Holdings Co. Ltd.	503,400	968	0.0%
China Cinda Asset Management Co. Ltd.	2,489,000	967	0.0%
1 China Galaxy Securities Co. Ltd.	1,100,500	960	0.0%
1 Postal Savings Bank of China Co. Ltd.	1,567,000	946	0.0%
China Everbright International Ltd.	656,000	926	0.0%
1 CGN Power Co. Ltd.	2,986,832	877	0.0%
China Resources Gas Group Ltd.	234,000	857	0.0%
China State Construction International Holdings Ltd.	593,750	834	0.0%
* Zhuzhou CRRC Times Electric Co. Ltd.	127,909	749	0.0%
1 China Huarong Asset Management Co. Ltd.	1,577,000	742	0.0%
China Jinmao Holdings Group Ltd.	1,476,000	663	0.0%
China Longyuan Power Group Corp. Ltd.	894,000	663	0.0%
Beijing Capital International Airport Co. Ltd.	402,000	660	0.0%
Kunlun Energy Co. Ltd.	680,000	631	0.0%
China Railway Construction Corp. Ltd.	466,626	586	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	936,000	558	0.0%
Air China Ltd.	540,000	515	0.0%
China Oilfield Services Ltd.	542,000	481	0.0%
Huaneng Renewables Corp. Ltd.	1,228,000	422	0.0%
China Reinsurance Group Corp.	1,782,000	396	0.0%
AviChina Industry & Technology Co. Ltd.	656,000	381	0.0%
China Southern Airlines Co. Ltd.	508,000	376	0.0%
China Everbright Bank Co. Ltd.	729,000	344	0.0%
1 China Railway Signal & Communication Corp. Ltd.	428,500	337	0.0%
1 Sinopec Engineering Group Co. Ltd.	389,635	334	0.0%
China National Materials Co. Ltd.	446,000	308	0.0%
Chongqing Changan Automobile Co. Ltd. Class B	225,962	296	0.0%
^ Angang Steel Co. Ltd.	326,000	286	0.0%
China Resources Cement Holdings Ltd.	412,000	278	0.0%
China Coal Energy Co. Ltd.	581,000	266	0.0%
Metallurgical Corp. of China Ltd.	786,000	260	0.0%
China Power International Development Ltd.	761,000	242	0.0%
China Agri-Industries Holdings Ltd.	431,800	211	0.0%
Sinotrans Ltd.	382,000	184	0.0%
China Eastern Airlines Corp. Ltd.	350,000	178	0.0%
China BlueChemical Ltd.	556,000	166	0.0%
Huadian Fuxin Energy Corp. Ltd.	538,000	140	0.0%
Minmetals Land Ltd.	932,000	139	0.0%
Sinopec Kantons Holdings Ltd.	202,000	131	0.0%
China Machinery Engineering Corp.	200,000	123	0.0%
* Sinofert Holdings Ltd.	668,000	118	0.0%

12

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China National Accord Medicines Corp. Ltd. Class B	20,760	109	0.0%
	China Foods Ltd.	156,000	99	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	92	0.0%
	Sinotrans Shipping Ltd.	278,000	79	0.0%
	Dah Chong Hong Holdings Ltd.	166,000	78	0.0%
	Poly Culture Group Corp. Ltd.	27,200	65	0.0%
	China Overseas Property Holdings Ltd.	267,493	65	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	40,000	61	0.0%
*	China Chengtong Development Group Ltd.	816,000	61	0.0%
	China Electronics Huada Technology Co. Ltd.	322,000	58	0.0%
*,^	Sinopec Oilfield Service Corp.	316,000	54	0.0%
	Harbin Electric Co. Ltd.	96,000	45	0.0%
*	China Power Clean Energy Development Co. Ltd.	62,000	37	0.0%
	China Merchants Land Ltd.	168,000	32	0.0%
	CITIC Resources Holdings Ltd.	278,000	30	0.0%
‡,1	China—Other †		158,518	1.2%
			361,804	2.6%

Colombia †			6,308	0.0%

[1]Czech Republic †			2,513	0.0%

[1]Denmark †			83,027	0.6%

Egypt †			2,700	0.0%

Finland †			49,256	0.4%

[1]France †			431,226	3.1%

[1]Germany †			426,843	3.1%

Greece †			5,780	0.0%

Hong Kong
	BOC Hong Kong Holdings Ltd.	985,500	4,696	0.0%
*,1	China Resources Pharmaceutical Group Ltd.	443,000	540	0.0%
	Nexteer Automotive Group Ltd.	217,000	425	0.0%
*,^	MMG Ltd.	690,117	313	0.0%
1	BOC Aviation Ltd.	45,600	245	0.0%
	China Travel International Investment Hong Kong Ltd.	516,000	191	0.0%
	CITIC Telecom International Holdings Ltd.	302,500	87	0.0%
1	CGN New Energy Holdings Co. Ltd.	250,000	38	0.0%
	Shenwan Hongyuan HK Ltd.	75,000	27	0.0%
‡,1	Hong Kong—Other †		160,667	1.2%
			167,229	1.2%

Hungary †			5,401	0.0%

[1]India †			166,277	1.2%

‡Indonesia †			32,547	0.2%

13

	Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	‡Ireland †		14,631	0.1%
	Israel †		21,205	0.2%
	Italy
*,1	Pirelli & C SPA	95,718	753	0.0%
1	Italy—Other †		123,454	0.9%
			124,207	0.9%
	Japan
	Toyota Motor Corp.	709,794	44,026	0.3%
	Japan—Other †		1,106,577	8.0%
			1,150,603	8.3%
	‡,1Malaysia †		44,003	0.3%
	‡Malta †		—	0.0%
	[1]Mexico †		49,206	0.4%
	[1]Netherlands †		153,774	1.1%
	New Zealand †		14,286	0.1%
	[1]Norway †		37,219	0.3%
	[2]Other †		185	0.0%
	Pakistan †		3,031	0.0%
	Peru †		4,884	0.0%
	Philippines †		21,869	0.2%
	[1]Poland †		20,297	0.2%
	Portugal †		9,385	0.1%
	Qatar †		8,211	0.1%
	[1]Russia †		50,077	0.4%
	Singapore
*,^	COSCO Shipping International Singapore Co. Ltd.	92,000	20	0.0%
	China Everbright Water Ltd.	47,300	17	0.0%
‡	Singapore—Other †		62,341	0.5%
			62,378	0.5%
	‡,1South Africa †		97,090	0.7%
	South Korea
	Samsung Electronics Co. Ltd. GDR	41,582	51,268	0.4%
	‡,1 South Korea—Other †		196,173	1.4%
			247,441	1.8%
14

	Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	‡,1Spain †		147,016	1.1%

	[1]Sweden †		144,412	1.1%

	Switzerland
	Nestle SA	840,925	70,754	0.5%
	Novartis AG	638,422	52,657	0.4%
	Roche Holding AG	185,394	42,850	0.3%
1	Switzerland—Other †		185,587	1.4%
			351,848	2.6%
	Taiwan
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	842,452	35,661	0.2%
‡	Taiwan—Other †		176,922	1.3%
			212,583	1.5%

	‡,1Thailand †		53,841	0.4%

	‡Turkey †		17,233	0.1%

	United Arab Emirates †		12,269	0.1%

	United Kingdom
	HSBC Holdings plc	5,439,350	53,116	0.4%
	Royal Dutch Shell plc Class A	1,176,546	37,038	0.3%
	BP plc	5,221,838	35,418	0.2%
‡,1	United Kingdom—Other †		690,189	5.0%
			815,761	5.9%
	United States
	Basic Materials
*	DowDuPont Inc.	632,374	45,727	0.3%
‡	Basic Materials—Other †		147,522	1.1%
			193,249	1.4%
	Consumer Goods
	Procter & Gamble Co.	699,043	60,355	0.4%
	Coca-Cola Co.	1,046,067	48,098	0.4%
	Philip Morris International Inc.	420,939	44,047	0.3%
	PepsiCo Inc.	390,336	43,027	0.3%
	Consumer Goods—Other †		443,601	3.2%
			639,128	4.6%
	Consumer Services
*	Amazon.com Inc.	108,047	119,422	0.9%
	Home Depot Inc.	326,288	54,092	0.4%
	Comcast Corp. Class A	1,278,779	46,074	0.3%
	Walt Disney Co.	424,793	41,549	0.3%
	McDonald’s Corp.	222,828	37,192	0.3%
	Wal-Mart Stores Inc.	394,878	34,477	0.2%
	Consumer Services—Other †		532,870	3.9%
			865,676	6.3%
	Financials
	JPMorgan Chase & Co.	957,961	96,380	0.7%
	Bank of America Corp.	2,673,479	73,227	0.5%
	Wells Fargo & Co.	1,217,292	68,339	0.5%

15

Total World Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
* Berkshire Hathaway Inc. Class B	358,007	66,926	0.5%
Visa Inc. Class A	503,269	55,350	0.4%
Citigroup Inc.	738,749	54,298	0.4%
Mastercard Inc. Class A	257,129	38,253	0.3%
Financials—Other †		990,009	7.2%
		1,442,782	10.5%
Health Care
Johnson & Johnson	735,000	102,466	0.7%
Pfizer Inc.	1,604,079	56,239	0.4%
UnitedHealth Group Inc.	262,086	55,096	0.4%
Merck & Co. Inc.	747,267	41,167	0.3%
AbbVie Inc.	432,537	39,036	0.3%
Amgen Inc.	199,811	35,011	0.3%
Health Care—Other †		566,729	4.1%
		895,744	6.5%
Industrials
General Electric Co.	2,360,148	47,581	0.3%
Boeing Co.	151,555	39,098	0.3%
3M Co.	157,223	36,191	0.3%
Industrials—Other †		815,778	5.9%
		938,648	6.8%
Oil & Gas
Exxon Mobil Corp.	1,152,160	96,033	0.7%
Chevron Corp.	514,546	59,631	0.4%
Oil & Gas—Other †		236,043	1.7%
		391,707	2.8%

‡,2Other †		84	0.0%

Technology
Apple Inc.	1,419,304	239,919	1.8%
Microsoft Corp.	2,039,691	169,662	1.2%
* Facebook Inc. Class A	635,391	114,409	0.8%
* Alphabet Inc. Class C	84,070	85,469	0.6%
* Alphabet Inc. Class A	79,195	81,812	0.6%
Intel Corp.	1,279,888	58,222	0.4%
Cisco Systems Inc.	1,361,049	46,480	0.3%
Oracle Corp.	780,130	39,709	0.3%
International Business Machines Corp.	233,129	35,916	0.3%
Technology—Other †		527,426	3.8%
		1,399,024	10.1%
Telecommunications
AT&T Inc.	1,677,196	56,438	0.4%
Verizon Communications Inc.	1,112,686	53,264	0.4%
Telecommunications—Other †		18,780	0.1%
		128,482	0.9%

Utilities †		228,857	1.7%
		7,123,381	51.6%
Total Common Stocks (Cost $10,792,583)		13,705,557	99.3%[3]
Preferred Stocks (Cost $58) †		60	0.0%

16

Total World Stock Index Fund

			Market	Percentage
			Value•	of Net
	Coupon	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.246%	1,088,636	108,874	0.8%

6U.S. Government and Agency Obligations †			6,284	0.0%
Total Temporary Cash Investments (Cost $115,153)			115,158	0.8%[3]
Total Investments (Cost $10,907,794)			13,820,775	100.1%

			Amount
			($000)
Other Assets and Liabilities
Other Assets
Investment in Vanguard			832
Receivables for Investment Securities Sold			63,319
Receivables for Accrued Income			23,684
Receivables for Capital Shares Issued			17,316
Variation Margin Receivable—Futures Contracts			305
Unrealized Appreciation—Forward Currency Contracts			107
Other Assets			2,433
Total Other Assets			107,996	0.8%
Liabilities
Payables for Investment Securities Purchased			(10,789)
Collateral for Securities on Loan			(106,840)
Payables for Capital Shares Redeemed			(617)
Payables to Vanguard			(3,382)
Variation Margin Payable—Futures Contracts			(37)
Unrealized Depreciation—Forward Currency Contracts			(1,024)
Other Liabilities			(17)
Total Liabilities			(122,706)	(0.9%)
Net Assets			13,806,065	100.0%

At October 31, 2017, net assets consisted of:
				Amount
				($000)
Paid-in Capital				11,055,166
Undistributed Net Investment Income				21,987
Accumulated Net Realized Losses				(184,043)
Unrealized Appreciation (Depreciation)
Investment Securities				2,912,981
Futures Contracts				1,226
Forward Currency Contracts				(917)
Foreign Currencies				(335)
Net Assets				13,806,065

17

Total World Stock Index Fund

Amount
($000)
Investor Shares—Net Assets
Applicable to 51,773,191 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,522,074
Net Asset Value Per Share—Investor Shares	$29.40

ETF Shares—Net Assets
Applicable to 135,237,886 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	9,755,332
Net Asset Value Per Share—ETF Shares	$72.13

Institutional Shares—Net Assets
Applicable to 17,164,769 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,528,659
Net Asset Value Per Share—Institutional Shares	$147.32

• See Note A in Notes to Financial Statements.
‡Certain of the fund’s securities are valued using significant unobservable inputs.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,997,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $78,352,000, representing 0.6% of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $106,840,000 of collateral received for securities on loan.
6 Securities with a value of $4,336,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

18

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
			($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	365	46,952	(48)
MSCI Emerging Market Index	December 2017	198	11,130	183
Dow Jones EURO STOXX 50 Index	December 2017	231	9,898	191
E-mini S&P Mid-Cap 400 Index	December 2017	51	9,353	480
Topix Index	December 2017	46	7,137	67
FTSE 100 Index	December 2017	54	5,355	142
S&P TSX 60 Index	December 2017	15	2,201	156
S&P ASX 200 Index	December 2017	16	1,806	55
				1,226

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, MSCI Emerging Market Index, Dow Jones EURO STOXX 50 Index, E-mini S&P Mid-Cap 400 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Barclays Bank plc	12/20/17	EUR	9,969	USD	11,977	(330)
BNP Paribas	12/12/17	JPY	834,596	USD	7,734	(379)
Toronto-Dominion Bank	12/20/17	GBP	4,566	USD	6,079	(5)
Toronto-Dominion Bank	12/28/17	AUD	3,705	USD	2,963	(129)
Goldman Sachs International	12/19/17	CAD	2,569	USD	2,116	(123)
Goldman Sachs International	12/20/17	EUR	972	USD	1,153	(17)
JPMorgan Chase Bank, N.A.	12/12/17	JPY	101,730	USD	907	(11)
Credit Suisse International	12/20/17	GBP	523	USD	691	4
JPMorgan Chase Bank, N.A.	12/19/17	CAD	403	USD	332	(19)
Goldman Sachs International	12/28/17	AUD	286	USD	222	(4)
BNP Paribas	12/20/17	USD	3,437	EUR	2,913	34

19

Total World Stock Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Barclays Bank plc	12/12/17	USD	1,945	JPY	218,855	16
JPMorgan Chase Bank, N.A.	12/20/17	USD	1,475	GBP	1,114	(7)
Goldman Sachs International	12/28/17	USD	1,326	AUD	1,688	34
Goldman Sachs International	12/19/17	USD	593	CAD	740	19
						(917)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain
(loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Total World Stock Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Dividends[1,2]	262,751
Interest [2]	747
Securities Lending—Net	3,961
Total Income	267,459
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,305
Management and Administrative—Investor Shares	1,773
Management and Administrative—ETF Shares	4,272
Management and Administrative—Institutional Shares	1,171
Marketing and Distribution—Investor Shares	251
Marketing and Distribution—ETF Shares	424
Marketing and Distribution—Institutional Shares	63
Custodian Fees	1,424
Auditing Fees	45
Shareholders’ Reports and Proxy—Investor Shares	60
Shareholders’ Reports and Proxy—ETF Shares	380
Shareholders’ Reports and Proxy—Institutional Shares	9
Trustees’ Fees and Expenses	8
Total Expenses	12,185
Net Investment Income	255,274
Realized Net Gain (Loss)
Investment Securities Sold [2]	9,035
Futures Contracts	13,976
Foreign Currencies and Forward Currency Contracts	527
Realized Net Gain (Loss)	23,538
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	2,087,475
Futures Contracts	639
Foreign Currencies and Forward Currency Contracts	38
Change in Unrealized Appreciation (Depreciation)	2,088,152
Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,964

1 Dividends are net of foreign withholding taxes of $12,102,000.
2 Dividend income, interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $0, $703,000, ($252,000), and ($183,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Total World Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	255,274	208,257
Realized Net Gain (Loss)	23,538	6,772
Change in Unrealized Appreciation (Depreciation)	2,088,152	31,241
Net Increase (Decrease) in Net Assets Resulting from Operations	2,366,964	246,270
Distributions
Net Investment Income
Investor Shares	(29,590)	(22,429)
ETF Shares	(179,823)	(131,316)
Institutional Shares	(50,514)	(41,678)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(259,927)	(195,423)
Capital Share Transactions
Investor Shares	191,624	108,566
ETF Shares	2,198,964	1,073,261
Institutional Shares	500,503	(221,774)
Net Increase (Decrease) from Capital Share Transactions	2,891,091	960,053
Total Increase (Decrease)	4,998,128	1,010,900
Net Assets
Beginning of Period	8,807,937	7,797,037
End of Period[1]	13,806,065	8,807,937
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $21,987,000 and $25,728,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Total World Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$24.30	$24.18	$24.82	$23.48	$19.46
Investment Operations
Net Investment Income	. 593[1]	.565	.557	.571	.473
Net Realized and Unrealized Gain (Loss)
on Investments	5.105	.089	(.643)	1.340	4.084
Total from Investment Operations	5.698	.654	(.086)	1.911	4.557
Distributions
Dividends from Net Investment Income	(.598)	(.534)	(.554)	(.571)	(.537)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.598)	(.534)	(.554)	(.571)	(.537)
Net Asset Value, End of Period	$29.40	$24.30	$24.18	$24.82	$23.48

Total Return[2]	23.71%	2.80%	-0.37%	8.20%	23.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,522	$1,078	$961	$844	$615
Ratio of Total Expenses to Average Net Assets	0.19%	0.21%	0.25%	0.27%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.19%	2.40%	2.31%	2.38%	2.28%
Portfolio Turnover Rate[3]	10%	15%	7%	7%	12%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Total World Stock Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$59.62	$59.34	$60.89	$57.60	$47.76
Investment Operations
Net Investment Income	1.512[1]	1.443	1.436	1.459	1.218
Net Realized and Unrealized Gain (Loss)
on Investments	12.528	.204	(1.562)	3.291	10.025
Total from Investment Operations	14.040	1.647	(.126)	4.750	11.243
Distributions
Dividends from Net Investment Income	(1.530)	(1.367)	(1.424)	(1.460)	(1.403)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.530)	(1.367)	(1.424)	(1.460)	(1.403)
Net Asset Value, End of Period	$72.13	$59.62	$59.34	$60.89	$57.60

Total Return	23.82%	2.89%	-0.23%	8.31%	23.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,755	$6,112	$5,008	$3,720	$2,837
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.14%	0.17%	0.18%
Ratio of Net Investment Income to
Average Net Assets	2.28%	2.50%	2.42%	2.48%	2.40%
Portfolio Turnover Rate[2]	10%	15%	7%	7%	12%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Total World Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$121.75	$121.18	$124.35	$117.63	$97.56
Investment Operations
Net Investment Income	3.112[1]	2.956	2.945	3.007	2.506
Net Realized and Unrealized Gain (Loss)
on Investments	25.594	.414	(3.189)	6.717	20.461
Total from Investment Operations	28.706	3.370	(.244)	9.724	22.967
Distributions
Dividends from Net Investment Income	(3.136)	(2.800)	(2.926)	(3.004)	(2.897)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.136)	(2.800)	(2.926)	(3.004)	(2.897)
Net Asset Value, End of Period	$147.32	$121.75	$121.18	$124.35	$117.63

Total Return	23.86%	2.88%	-0.22%	8.34%	23.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,529	$1,617	$1,828	$1,277	$724
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%	0.13%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	2.29%	2.51%	2.43%	2.50%	2.42%
Portfolio Turnover Rate[2]	10%	15%	7%	7%	12%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Total World Stock Index Fund

Notes to Financial Statements

Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the

26

Total World Stock Index Fund

possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

27

Total World Stock Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

28

Total World Stock Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $832,000, representing 0.01% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	726,085	5,854,444	1,647
Common Stocks—United States	7,123,126	171	84
Preferred Stocks	—	60	—
Temporary Cash Investments	108,874	6,284	—
Futures Contracts—Assets[1]	305	—	—
Futures Contracts—Liabilities[1]	(37)	—	—
Forward Currency Contracts—Assets	—	107	—
Forward Currency Contracts—Liabilities	—	(1,024)	—
Total	7,958,353	5,860,042	1,731
1 Represents variation margin on the last day of the reporting period.

29

Total World Stock Index Fund

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

Statement of Net Assets Caption
		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	305	—	305
Unrealized Appreciation—Forward Currency Contracts	—	107	107
Variation Margin Payable—Futures Contracts	(37)	—	(37)
Unrealized Depreciation—Forward Currency Contracts	—	(1,024)	(1,024)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	13,976	—	13,976
Forward Currency Contracts	—	738	738
Realized Net Gain (Loss) on Derivatives	13,976	738	14,714

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	639	—	639
Forward Currency Contracts	—	(114)	(114)
Change in Unrealized Appreciation (Depreciation) on Derivatives	639	(114)	525

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2017, the fund realized $49,101,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $49,758,000 of ordinary income available for distribution. At October 31, 2017, the fund had available capital losses totaling $184,012,000 to offset future net capital gains. Of this amount, $15,797,000 is subject to expiration dates; $1,086,000 may be used to offset future net capital gains through October 31, 2018, and $14,711,000 through October 31, 2019. Capital losses of $168,215,000 realized beginning in fiscal 2012 may be carried

30

Total World Stock Index Fund

forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $7,776,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2017, the cost of investment securities for tax purposes was $10,932,828,000. Net unrealized appreciation of investment securities for tax purposes was $2,887,947,000, consisting of unrealized gains of $3,334,804,000 on securities that had risen in value since their purchase and $446,857,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $4,078,805,000 of investment securities and sold $1,197,630,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,142,855,000 and $95,550,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	480,775	17,937	274,726	11,758
Issued in Lieu of Cash Distributions	27,704	1,033	21,069	895
Redeemed	(316,855)	(11,580)	(187,229)	(8,007)
Net Increase (Decrease)—Investor Shares	191,624	7,390	108,566	4,646
ETF Shares
Issued	2,299,189	34,316	1,441,692	24,918
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(100,225)	(1,600)	(368,431)	(6,800)
Net Increase (Decrease)—ETF Shares	2,198,964	32,716	1,073,261	18,118
Institutional Shares
Issued	1,267,149	9,359	508,890	4,321
Issued in Lieu of Cash Distributions	45,889	340	37,475	318
Redeemed	(812,535)	(5,818)	(768,139)	(6,438)
Net Increase (Decrease)—Institutional Shares	500,503	3,881	(221,774)	(1,799)

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

31

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

Special 2017 tax information (unaudited) for Vanguard Total World Stock Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $216,754,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 34.3% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The fund designates to shareholders foreign source income of $145,551,000 and foreign taxes paid of $11,763,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2018 to determine the calendar-year amounts to be included on their 2017 tax returns.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2017. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Total World Stock Index Fund Investor Shares
Periods Ended October 31, 2017

			Since
	One	Five	Inception
	Year	Years	(6/26/2008)
Returns Before Taxes	23.71%	11.16%	6.31%
Returns After Taxes on Distributions	22.99	10.52	5.87
Returns After Taxes on Distributions and Sale of Fund Shares	13.80	8.75	5.00

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total World Stock Index Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,102.75	$0.90
ETF Shares	1,000.00	1,102.91	0.48
Institutional Shares	1,000.00	1,103.10	0.42
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.80	0.41

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares, 0.09% for ETF Shares, and 0.08% for Institutional Shares. The dollar amounts shown as
“Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

35

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

36

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Total World Stock Index: FTSE All-World Index through December 18, 2011, and FTSE
Global All Cap Index thereafter. Benchmark returns are adjusted for withholding taxes.

37

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
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This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6280 122017

Annual Report | October 31, 2017

Vanguard FTSE International Index Funds

Vanguard FTSE All-World ex-US Index Fund

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	4
FTSE All-World ex-US Index Fund.	7
FTSE All-World ex-US Small-Cap Index Fund.	36
Your Fund’s After-Tax Returns.	61
About Your Fund’s Expenses.	62
Glossary.	64

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks rallied during the 12 months ended October 31, 2017, amid a broad-based expansion featuring economic growth, supportive monetary policy, and benign inflation.

• For the fiscal year, Vanguard FTSE All-World ex-US Index Fund returned a little less than 24% and Vanguard FTSE All-World ex-US Small-Cap Index Fund returned about 24%.

• Both funds tracked their benchmark indexes. The FTSE All-World ex-US Index Fund’s results slightly exceeded the average return of peer funds, while the FTSE All-World ex-US Small-Cap Index Fund lagged its peers.

• Returns for European stocks, which represent a sizable portion of both funds’ assets, were especially robust. In general, the region’s economies continued to show strength in employment and industrial production.

• For both funds, strong returns from the financial and the industrial sectors helped power overall performance.

Total Returns: Fiscal Year Ended October 31, 2017
Total
Returns
Vanguard FTSE All-World ex-US Index Fund
Investor Shares	23.62%
ETF Shares
Market Price	23.77
Net Asset Value	23.73
Admiral™ Shares	23.75
Institutional Shares	23.74
Institutional Plus Shares	23.79
FTSE All-World ex US Index	23.48
International Funds Average	23.19
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

1

Total
Returns
Vanguard FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	24.02%
ETF Shares
Market Price	24.15
Net Asset Value	24.16
Institutional Shares	24.18
FTSE Global Small Cap ex US Index	23.82
International Small-Cap Funds Average	26.72
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Ten Years Ended October 31, 2017
Average
Annual Return
FTSE All-World ex-US Index Fund Investor Shares	1.00%
FTSE All-World ex US Index	1.36
International Funds Average	0.84
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
FTSE All-World ex-US Small-Cap Index Fund Investor Shares (Returns since inception: 4/2/2009)	12.55%
FTSE Global Small Cap ex US Index	13.04
International Small-Cap Funds Average	14.67
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

2

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
FTSE All-World ex-US Index
Fund	0.23%	0.11%	0.11%	0.10%	0.07%	1.34%
FTSE All-World ex-US
Small-Cap Index Fund	0.27	0.13	—	0.12	—	1.56

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the funds’ expense ratios were: for the FTSE All-World ex-US Index Fund, 0.23% for Investor
Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for
the FTSE All-World ex-US Small-Cap Index Fund, 0.25% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The
peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Peer groups: For the FTSE All-World ex-US Index Fund, International Funds; and for the FTSE All-World ex-US Small-Cap Index Fund,
International Small-Cap Funds.

3

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

4

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
		Average Annual Total Returns
		Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

5

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

6

FTSE All-World ex-US Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional	Institutional
	Shares	ETF Shares	Shares	Shares	Plus Shares
Ticker Symbol	VFWIX	VEU	VFWAX	VFWSX	VFWPX
Expense Ratio[1]	0.23%	0.11%	0.11%	0.10%	0.07%

Portfolio Characteristics
		FTSE
		All-World
	Fund	ex US Index
Number of Stocks	2,669	2,539
Median Market Cap	$33.3B	$33.6B
Price/Earnings Ratio	16.1x	16.1x
Price/Book Ratio	1.7x	1.7x
Return on Equity	12.0%	12.0%
Earnings Growth Rate	6.6%	6.9%
Dividend Yield	2.7%	2.8%
Turnover Rate	4%	—
Short-Term Reserves	-0.4%	—

Sector Diversification (% of equity exposure)
		FTSE
		All-World
	Fund	ex US Index
Basic Materials	7.7%	7.7%
Consumer Goods	16.8	16.8
Consumer Services	7.7	7.7
Financials	26.2	26.2
Health Care	7.2	7.2
Industrials	14.2	14.2
Oil & Gas	6.5	6.5
Technology	6.3	6.3
Telecommunications	4.1	4.1
Utilities	3.3	3.3

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE
All-World
ex US Index
R-Squared	0.98
Beta	0.94
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Samsung Electronics	Consumer
Co. Ltd.	Electronics	1.2%
Royal Dutch Shell plc	Integrated Oil & Gas	1.2
Nestle SA	Food Products	1.2
Tencent Holdings Ltd.	Internet	1.1
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	0.9
HSBC Holdings plc	Banks	0.9
Novartis AG	Pharmaceuticals	0.9
Roche Holding AG	Pharmaceuticals	0.8
Toyota Motor Corp.	Automobiles	0.7
Unilever	Personal Products	0.7
Top Ten		9.6%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares, 0.10%
for Institutional Shares, and 0.07% for Institutional Plus Shares.

7

FTSE All-World ex-US Index Fund

Market Diversification (% of equity exposure)
		FTSE
		All-World
		ex US
	Fund	Index
Europe
United Kingdom	12.5%	12.5%
France	7.1	7.1
Germany	6.8	6.7
Switzerland	5.6	5.6
Netherlands	2.4	2.4
Spain	2.3	2.4
Sweden	2.0	2.0
Italy	1.8	1.8
Denmark	1.2	1.2
Other	2.5	2.6
Subtotal	44.2%	44.3%
Pacific
Japan	17.7%	17.5%
Australia	4.9	4.9
South Korea	3.7	3.7
Hong Kong	2.6	2.6
Other	1.1	1.2
Subtotal	30.0%	29.9%
Emerging Markets
China	5.8%	5.8%
Taiwan	2.8	2.8
India	2.5	2.4
Brazil	1.8	1.8
South Africa	1.6	1.6
Other	5.1	5.2
Subtotal	19.6%	19.6%
North America
Canada	5.9%	5.9%
Middle East	0.3%	0.3%

8

FTSE All-World ex-US Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	FTSE All-World ex-US Index Fund
	Investor Shares	23.62%	7.49%	1.00%	$11,046
• • • • • • • •	FTSE All-World ex US Index	23.48	7.67	1.36	11,450

– – – –	FTSE International Global All Funds Cap Average ex US Index	23.52 23.19	7.79 7.97	1.40 0.84	11,490 10,870
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
FTSE All-World ex-US Index Fund	ETF
Shares Net Asset Value		23.73%	7.64%	1.15%	$11,207
FTSE All-World ex US Index		23.48	7.67	1.36	11,450
FTSE Global All Cap ex US Index		23.52	7.79	1.40	11,490

See Financial Highlights for dividend and capital gains information.

9

FTSE All-World ex-US Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(9/27/2011)	Investment
FTSE All-World ex-US Index Fund Admiral
Shares	23.75%	7.64%	8.43%	$16,372
FTSE All-World ex US Index	23.48	7.67	8.39	16,339
FTSE Global All Cap ex US Index	23.52	7.79	8.48	16,423
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
FTSE All-World ex-US Index Fund
Institutional Shares	23.74%	7.65%	1.19%	$5,626,187

FTSE All-World ex US Index	23.48	7.67	1.36	5,725,221

FTSE Global All Cap ex US Index	23.52	7.79	1.40	5,744,800

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/16/2010)	Investment
FTSE All-World ex-US Index Fund Institutional
Plus Shares	23.79%	7.68%	5.19%	$141,552,050
FTSE All-World ex US Index	23.48	7.67	5.25	142,194,690
FTSE Global All Cap ex US Index	23.52	7.79	5.30	142,651,256
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2007, Through October 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund ETF Shares
Market Price	23.77%	44.42%	11.88%
FTSE All-World ex-US Index Fund ETF Shares Net
Asset Value	23.73	44.50	12.07
FTSE All-World ex US Index	23.48	44.68	14.50

10

FTSE All-World ex-US Index Fund

Fiscal-Year Total Returns (%): October 31, 2007, Through October 31, 2017

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

Average Annual Total Returns: Periods Ended September 30, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	3/8/2007	19.26%	7.21%	1.43%
ETF Shares	3/2/2007
Market Price		19.34	7.38	1.56
Net Asset Value		19.40	7.37	1.58
Admiral Shares	9/27/2011	19.39	7.37	8.20[1]
Institutional Shares	4/30/2007	19.40	7.38	1.62
Institutional Plus Shares	12/16/2010	19.44	7.41	4.95[1]
1 Return since inception.

11

FTSE All-World ex-US Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	2,834,768	168,627	0.5%
Westpac Banking Corp.	5,558,914	140,804	0.4%
Australia & New Zealand Banking Group Ltd.	4,809,165	110,364	0.3%
National Australia Bank Ltd.	4,376,506	109,659	0.3%
BHP Billiton Ltd.	5,264,123	108,382	0.3%
Australia—Other †		1,080,434	3.0%
		1,718,270	4.8%

Austria †		62,137	0.2%

Belgium
Anheuser-Busch InBev SA/NV	1,242,698	152,383	0.4%
Belgium—Other †		144,365	0.4%
		296,748	0.8%
Brazil
CPFL Energia SA	661,392	5,560	0.0%
Brazil—Other †		620,223	1.7%
		625,783	1.7%
Canada
Royal Bank of Canada	2,383,587	186,367	0.5%
Toronto-Dominion Bank	3,039,113	172,768	0.5%
Bank of Nova Scotia	1,974,245	127,444	0.4%
Enbridge Inc.	2,674,644	102,790	0.3%
Canadian National Railway Co.	1,228,269	98,835	0.3%
1 Canada—Other †		1,414,392	3.9%
		2,102,596	5.9%

12

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Chile †		107,506	0.3%

China
Tencent Holdings Ltd.	8,741,107	392,870	1.1%
China Construction Bank Corp.	146,462,544	130,896	0.4%
Industrial & Commercial Bank of China Ltd.	128,030,640	101,870	0.3%
China Mobile Ltd.	8,664,567	87,151	0.3%
Bank of China Ltd.	124,806,788	62,374	0.2%
China Life Insurance Co. Ltd.	12,214,341	40,494	0.1%
CNOOC Ltd.	26,187,400	35,756	0.1%
China Petroleum & Chemical Corp.	42,031,284	30,864	0.1%
PetroChina Co. Ltd.	34,147,234	22,322	0.1%
China Overseas Land & Investment Ltd.	6,347,820	20,611	0.1%
Agricultural Bank of China Ltd.	41,894,233	19,732	0.1%
PICC Property & Casualty Co. Ltd.	7,462,396	14,809	0.1%
China Shenhua Energy Co. Ltd.	5,596,388	13,388	0.1%
China Resources Land Ltd.	4,442,214	13,258	0.1%
* China Unicom Hong Kong Ltd.	8,958,713	12,711	0.1%
CITIC Ltd.	8,197,275	12,008	0.0%
China Telecom Corp. Ltd.	23,215,541	11,643	0.0%
China CITIC Bank Corp. Ltd.	13,800,362	8,892	0.0%
China Communications Construction Co. Ltd.	7,297,026	8,863	0.0%
China Taiping Insurance Holdings Co. Ltd.	2,433,564	8,025	0.0%
Sinopharm Group Co. Ltd.	1,752,503	7,847	0.0%
China Resources Beer Holdings Co. Ltd.	2,635,860	7,607	0.0%
1 People’s Insurance Co. Group of China Ltd.	14,501,161	6,902	0.0%
Dongfeng Motor Group Co. Ltd.	4,784,627	6,568	0.0%
CRRC Corp. Ltd.	6,499,053	6,413	0.0%
China Everbright International Ltd.	4,520,967	6,378	0.0%
China Merchants Port Holdings Co. Ltd.	2,020,031	6,319	0.0%
China Resources Power Holdings Co. Ltd.	3,230,409	6,212	0.0%
China Cinda Asset Management Co. Ltd.	15,862,693	6,164	0.0%
1 Postal Savings Bank of China Co. Ltd.	9,481,000	5,726	0.0%
1 CGN Power Co. Ltd.	19,354,267	5,686	0.0%
1 China Galaxy Securities Co. Ltd.	6,147,777	5,364	0.0%
China Railway Group Ltd.	6,085,352	4,891	0.0%
* Zhuzhou CRRC Times Electric Co. Ltd.	818,209	4,789	0.0%
China State Construction International Holdings Ltd.	3,382,567	4,753	0.0%
China Resources Gas Group Ltd.	1,296,547	4,749	0.0%
1 China Huarong Asset Management Co. Ltd.	9,509,874	4,473	0.0%
China Longyuan Power Group Corp. Ltd.	5,448,785	4,041	0.0%
Kunlun Energy Co. Ltd.	4,309,523	3,997	0.0%
Beijing Capital International Airport Co. Ltd.	2,400,557	3,942	0.0%
China Railway Construction Corp. Ltd.	3,060,245	3,843	0.0%
China Jinmao Holdings Group Ltd.	7,954,005	3,575	0.0%
Sinopec Shanghai Petrochemical Co. Ltd.	5,642,331	3,366	0.0%
Air China Ltd.	2,938,115	2,801	0.0%
Huaneng Renewables Corp. Ltd.	7,951,075	2,734	0.0%
China Oilfield Services Ltd.	2,946,300	2,616	0.0%
China Everbright Bank Co. Ltd.	4,932,872	2,329	0.0%
China Southern Airlines Co. Ltd.	3,075,017	2,273	0.0%
China Reinsurance Group Corp.	10,063,576	2,234	0.0%
AviChina Industry & Technology Co. Ltd.	3,816,954	2,217	0.0%
Chongqing Changan Automobile Co. Ltd. Class B	1,473,451	1,929	0.0%

13

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
1	Sinopec Engineering Group Co. Ltd.	2,244,381	1,925	0.0%
	China Resources Cement Holdings Ltd.	2,821,334	1,907	0.0%
1	China Railway Signal & Communication Corp. Ltd.	2,399,068	1,889	0.0%
	China Agri-Industries Holdings Ltd.	3,527,447	1,724	0.0%
^	China Coal Energy Co. Ltd.	3,451,638	1,581	0.0%
	China Power International Development Ltd.	4,905,787	1,560	0.0%
	Angang Steel Co. Ltd.	1,769,537	1,551	0.0%
	Metallurgical Corp. of China Ltd.	4,379,562	1,450	0.0%
	China National Materials Co. Ltd.	1,960,369	1,356	0.0%
	Sinotrans Ltd.	2,648,860	1,273	0.0%
	China Eastern Airlines Corp. Ltd.	2,309,145	1,173	0.0%
	Huadian Fuxin Energy Corp. Ltd.	4,004,005	1,043	0.0%
	China BlueChemical Ltd.	3,067,895	917	0.0%
	China Machinery Engineering Corp.	1,415,516	868	0.0%
	China Foods Ltd.	1,206,843	763	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	701	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	387,642	595	0.0%
*,^	Sinopec Oilfield Service Corp.	3,300,643	568	0.0%
^	CITIC Resources Holdings Ltd.	4,332,222	473	0.0%
*,^	Sinofert Holdings Ltd.	2,319,208	411	0.0%
	China National Accord Medicines Corp. Ltd. Class B	74,430	391	0.0%
[1,2]	China—Other †		843,016	2.4%
			2,058,410	5.7%

Colombia †			35,251	0.1%

[1]Czech Republic †			14,960	0.0%

Denmark
	Novo Nordisk A/S Class B	2,881,455	143,464	0.4%
1	Denmark—Other †		295,036	0.8%
			438,500	1.2%

Egypt †			12,254	0.0%

Finland †			248,970	0.7%

France
	TOTAL SA	3,612,883	201,378	0.6%
	Sanofi	1,787,270	169,233	0.5%
	BNP Paribas SA	1,768,879	138,062	0.4%
	LVMH Moet Hennessy Louis Vuitton SE	407,293	121,482	0.3%
1	France—Other †		1,874,405	5.2%
			2,504,560	7.0%
Germany
	Siemens AG	1,244,646	178,774	0.5%
	Bayer AG	1,356,155	176,409	0.5%
	Allianz SE	729,399	170,287	0.5%
	SAP SE	1,483,441	169,504	0.5%
	BASF SE	1,497,220	163,728	0.4%
	Daimler AG	1,577,528	131,703	0.4%
1	Germany—Other †		1,402,106	3.9%
			2,392,511	6.7%

14

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Greece †			28,493	0.1%

Hong Kong
	AIA Group Ltd.	19,780,852	149,058	0.4%
	BOC Hong Kong Holdings Ltd.	5,877,196	28,006	0.1%
*,1	China Resources Pharmaceutical Group Ltd.	2,579,000	3,142	0.0%
	Nexteer Automotive Group Ltd.	1,317,000	2,579	0.0%
1	BOC Aviation Ltd.	304,000	1,635	0.0%
	China Travel International Investment Hong Kong Ltd.	3,855,542	1,430	0.0%
[1,2]	Hong Kong—Other †		750,704	2.1%
			936,554	2.6%

Hungary †			31,741	0.1%

India
	Nestle India Ltd.	36,645	4,094	0.0%
1	India—Other †		860,125	2.4%
			864,219	2.4%

Indonesia †			171,825	0.5%

[2]Ireland †			62,227	0.2%

Israel †			109,652	0.3%

Italy
*,1	Pirelli & C SPA	569,259	4,476	0.0%
1	Italy—Other †		641,547	1.8%
			646,023	1.8%
Japan
	Toyota Motor Corp.	4,280,991	265,533	0.7%
	Mitsubishi UFJ Financial Group Inc.	21,051,359	142,794	0.4%
	SoftBank Group Corp.	1,393,568	123,501	0.4%
	Japan—Other †		5,734,556	16.0%
			6,266,384	17.5%

[1,2]Malaysia †			221,860	0.6%

[2]Malta †			—	0.0%

[1]Mexico †			278,242	0.8%

Netherlands
^	Unilever NV	2,502,065	145,346	0.4%
	ING Groep NV	6,362,970	117,586	0.4%
1	Netherlands—Other †		582,346	1.6%
			845,278	2.4%

New Zealand †			54,848	0.2%

Norway †			161,039	0.4%

15

FTSE All-World ex-US Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Other [3]
4 Vanguard FTSE Emerging Markets ETF	2,014,441	89,905	0.3%
Other—Other †		1,228	0.0%
		91,133	0.3%

Pakistan †		5,652	0.0%

Peru †		27,539	0.1%

Philippines †		113,349	0.3%

[1]Poland †		118,330	0.3%

Portugal †		38,252	0.1%

Qatar †		47,608	0.1%

[1]Russia †		296,326	0.8%

Singapore †		325,257	0.9%

South Africa
Naspers Ltd.	697,355	169,898	0.5%
[1,2] South Africa—Other †		391,932	1.1%
		561,830	1.6%
South Korea
Samsung Electronics Co. Ltd. GDR	246,005	303,308	0.9%
Samsung Electronics Co. Ltd.	35,317	87,060	0.2%
Samsung Electronics Co. Ltd. Preference Shares	28,493	57,067	0.2%
[1,2] South Korea—Other †		867,820	2.4%
		1,315,255	3.7%
Spain
Banco Santander SA	25,861,481	175,325	0.5%
1 Spain—Other †		653,712	1.8%
		829,037	2.3%

Sweden †		715,163	2.0%

Switzerland
Nestle SA	5,078,398	427,289	1.2%
Novartis AG	3,851,057	317,632	0.9%
Roche Holding AG	1,142,253	264,010	0.7%
Switzerland—Other †		981,801	2.8%
		1,990,732	5.6%
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,995,410	253,786	0.7%
Taiwan—Other †		748,954	2.1%
		1,002,740	2.8%

Thailand †		255,168	0.7%

16

FTSE All-World ex-US Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Turkey †			91,813	0.3%

United Arab Emirates †			72,031	0.2%

United Kingdom
HSBC Holdings plc		32,873,861	321,020	0.9%
British American Tobacco plc		3,625,841	234,267	0.7%
Royal Dutch Shell plc Class A		7,406,705	233,164	0.6%
BP plc		31,567,035	214,110	0.6%
Royal Dutch Shell plc Class B		6,074,600	195,588	0.5%
GlaxoSmithKline plc		7,914,985	142,054	0.4%
AstraZeneca plc		2,075,465	140,429	0.4%
Diageo plc		4,046,199	138,174	0.4%
Vodafone Group plc		43,648,405	124,850	0.3%
Unilever plc		1,926,761	109,198	0.3%
Lloyds Banking Group plc		116,888,660	105,953	0.3%
Prudential plc		4,233,063	103,903	0.3%
1 United Kingdom—Other †			2,364,560	6.6%
			4,427,270	12.3%
Total Common Stocks (Cost $29,778,120)			35,621,326	99.4%[5]

	Coupon
Preferred Stocks (Cost $ 415) †			428	0.0%
Temporary Cash Investments
[6,7] Vanguard Market Liquidity Fund	1.246%	5,193,756	519,427	1.5%

[8,9]U. S. Government and Agency Obligations †			15,473	0.0%
Total Temporary Cash Investments (Cost $534,893)			534,900	1.5%[5]
Total Investments (Cost $30,313,428)			36,156,654	100.9%

17

FTSE All-World ex-US Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	2,124
Receivables for Investment Securities Sold	167
Receivables for Accrued Income	108,245
Receivables for Capital Shares Issued	8,478
Variation Margin Receivable—Futures Contracts	732
Unrealized Appreciation—Forward Currency Contracts	1,033
Other Assets [9]	23,491
Total Other Assets	144,270	0.4%
Liabilities
Payables for Investment Securities Purchased	(1,130)
Collateral for Securities on Loan	(431,519)
Payables for Capital Shares Redeemed	(7,779)
Payables to Vanguard	(13,188)
Variation Margin Payable—Futures Contracts	(353)
Unrealized Depreciation—Forward Currency Contracts	(6,028)
Other Liabilities	(59)
Total Liabilities	(460,056)	(1.3%)
Net Assets	35,840,868	100.0%

At October 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		31,266,442
Undistributed Net Investment Income		67,906
Accumulated Net Realized Losses		(1,340,472)
Unrealized Appreciation (Depreciation)
Investment Securities		5,843,226
Futures Contracts		10,307
Forward Currency Contracts		(4,995)
Foreign Currencies		(1,546)
Net Assets		35,840,868

Investor Shares—Net Assets
Applicable to 29,963,651 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		634,277
Net Asset Value Per Share—Investor Shares		$21.17

ETF Shares—Net Assets
Applicable to 403,331,765 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		21,639,662
Net Asset Value Per Share—ETF Shares		$53.65

18

FTSE All-World ex-US Index Fund

Amount
($000)
Admiral Shares—Net Assets
Applicable to 159,028,494 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,303,545
Net Asset Value Per Share—Admiral Shares	$33.35

Institutional Shares—Net Assets
Applicable to 52,326,490 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,532,029
Net Asset Value Per Share—Institutional Shares	$105.72

Institutional Plus Shares—Net Assets
Applicable to 24,396,360 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,731,355
Net Asset Value Per Share—Institutional Plus Shares	$111.96

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $336,037,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $340,183,000, representing 0.9% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $431,519,000 of collateral received for securities on loan.
8 Securities with a value of $11,600,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $500,000 and cash of $4,900,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

19

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50	December 2017	2,132	91,350	3,752
Topix Index	December 2017	435	67,491	5,719
FTSE 100 Index	December 2017	519	51,466	280
S&P ASX 200 Index	December 2017	196	22,122	556
				10,307

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	12/20/17	EUR	60,200	USD	72,326	(1,993)
BNP Paribas	12/12/17	JPY	5,497,504	USD	50,946	(2,496)
Toronto-Dominion Bank	12/20/17	GBP	27,100	USD	36,083	(31)
Toronto-Dominion Bank	12/28/17	AUD	22,800	USD	18,235	(794)
BNP Paribas	12/20/17	EUR	13,626	USD	16,050	(130)
Toronto-Dominion Bank	12/20/17	EUR	10,764	USD	12,801	(225)
UBS AG	12/12/17	JPY	1,052,450	USD	9,406	(131)
Credit Suisse International	12/20/17	GBP	6,389	USD	8,370	129
Toronto-Dominion Bank	12/20/17	GBP	5,399	USD	7,141	40
JPMorgan Chase Bank, N.A.	12/12/17	JPY	772,860	USD	6,799	13
Citibank, N.A.	12/12/17	JPY	707,070	USD	6,286	(55)
JPMorgan Chase Bank, N.A.	12/20/17	GBP	4,497	USD	5,911	71
Barclays Bank plc	12/28/17	AUD	4,022	USD	3,128	(52)
Goldman Sachs International	12/28/17	AUD	3,236	USD	2,497	(22)
BNP Paribas	12/28/17	AUD	2,394	USD	1,862	(31)
Credit Suisse International	12/12/17	JPY	29,726	USD	275	(14)
BNP Paribas	12/12/17	USD	40,872	JPY	4,578,000	526
Toronto-Dominion Bank	12/20/17	USD	11,362	EUR	9,643	96
Toronto-Dominion Bank	12/12/17	USD	9,806	JPY	1,103,680	79

20

FTSE All-World ex-US Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	12/20/17	USD	6,633	GBP	5,027	(54)
Toronto-Dominion Bank	12/28/17	USD	2,620	AUD	3,350	58
UBS AG	12/28/17	USD	939	AUD	1,200	21
						(4,995)
AUD—Australian dollar.
EUR—Euro.
GBP—British Pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

21

FTSE All-World ex-US Index Fund

Statement of Operations

Year Ended
October 31 2017
($000)
Investment Income
Income
Dividends[1,2]	858,205
Interest [2]	896
Securities Lending—Net	15,140
Total Income	874,241
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,122
Management and Administrative—Investor Shares	993
Management and Administrative—ETF Shares	12,595
Management and Administrative—Admiral Shares	3,060
Management and Administrative—Institutional Shares	3,365
Management and Administrative—Institutional Plus Shares	913
Marketing and Distribution—Investor Shares	116
Marketing and Distribution—ETF Shares	815
Marketing and Distribution—Admiral Shares	392
Marketing and Distribution—Institutional Shares	103
Marketing and Distribution—Institutional Plus Shares	29
Custodian Fees	5,421
Auditing Fees	42
Shareholders’ Reports and Proxy—Investor Shares	55
Shareholders’ Reports and Proxy—ETF Shares	930
Shareholders’ Reports and Proxy—Admiral Shares	120
Shareholders’ Reports and Proxy—Institutional Shares	42
Shareholders’ Reports and Proxy—Institutional Plus Shares	22
Trustees’ Fees and Expenses	21
Total Expenses	32,156
Net Investment Income	842,085
Realized Net Gain (Loss)
Investment Securities Sold [2]	(227,585)
Futures Contracts	30,608
Foreign Currencies and Forward Currency Contracts	(3,401)
Realized Net Gain (Loss)	(200,378)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	5,767,921
Futures Contracts	4,155
Foreign Currencies and Forward Currency Contracts	4,174
Change in Unrealized Appreciation (Depreciation)	5,776,250
Net Increase (Decrease) in Net Assets Resulting from Operations	6,417,957

1 Dividends are net of foreign withholding taxes of $67,168,000.
2 Dividend income, interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $1,455,000, $746,000, $721,000, and $6,786,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

22

FTSE All-World ex-US Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	842,085	714,705
Realized Net Gain (Loss)	(200,378)	37,290
Change in Unrealized Appreciation (Depreciation)	5,776,250	(527,012)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,417,957	224,983
Distributions
Net Investment Income
Investor Shares	(15,595)	(15,116)
ETF Shares	(498,013)	(386,248)
Admiral Shares	(122,709)	(95,215)
Institutional Shares	(139,459)	(126,359)
Institutional Plus Shares	(67,584)	(70,228)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(843,360)	(693,166)
Capital Share Transactions
Investor Shares	(3,346)	(24,599)
ETF Shares	4,378,081	768,493
Admiral Shares	846,320	512,292
Institutional Shares	182,946	7,308
Institutional Plus Shares	67,822	(383,469)
Net Increase (Decrease) from Capital Share Transactions	5,471,823	880,025
Total Increase (Decrease)	11,046,420	411,842
Net Assets
Beginning of Period	24,794,448	24,382,606
End of Period[1]	35,840,868	24,794,448

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $67,906,000 and $71,432,000.

See accompanying Notes, which are an integral part of the Financial Statements.

23

FTSE All-World ex-US Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.59	$17.92	$19.40	$19.81	$17.03
Investment Operations
Net Investment Income	. 520[1]	.494	.502	.627[2]	.482
Net Realized and Unrealized Gain (Loss)
on Investments	3.573	(.341)	(1.484)	(.413)	2.850
Total from Investment Operations	4.093	.153	(.982)	.214	3.332
Distributions
Dividends from Net Investment Income	(.513)	(.483)	(.498)	(.624)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.513)	(.483)	(.498)	(.624)	(.552)
Net Asset Value, End of Period	$21.17	$17.59	$17.92	$19.40	$19.81

Total Return [3]	23.62%	0.98%	-5.16%	1.05%	19.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$634	$530	$565	$552	$637
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%	0.26%	0.29%	0.30%
Ratio of Net Investment Income to
Average Net Assets	2.70%	2.89%	2.70%	3.18%[2]	2.69%
Portfolio Turnover Rate [4]	4%	5%	3%	4%	8%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.088 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

FTSE All-World ex-US Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$44.60	$45.41	$49.17	$50.20	$43.21
Investment Operations
Net Investment Income	1.379[1]	1.304	1.335	1.665[2]	1.295
Net Realized and Unrealized Gain (Loss)
on Investments	9.038	(.846)	(3.769)	(1.036)	7.204
Total from Investment Operations	10.417	.458	(2.434)	.629	8.499
Distributions
Dividends from Net Investment Income	(1.367)	(1.268)	(1.326)	(1.659)	(1.509)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.367)	(1.268)	(1.326)	(1.659)	(1.509)
Net Asset Value, End of Period	$53.65	$44.60	$45.41	$49.17	$50.20

Total Return	23.73%	1.17%	-5.05%	1.21%	20.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,640	$13,983	$13,525	$12,453	$11,102
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.82%	3.01%	2.83%	3.33%[2]	2.84%
Portfolio Turnover Rate [3]	4%	5%	3%	4%	8%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.224 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

FTSE All-World ex-US Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.72	$28.23	$30.57	$31.21	$26.86
Investment Operations
Net Investment Income	. 855[1]	.811	.832	1.037[2]	.805
Net Realized and Unrealized Gain (Loss)
on Investments	5.625	(.532)	(2.346)	(.644)	4.487
Total from Investment Operations	6.480	.279	(1.514)	.393	5.292
Distributions
Dividends from Net Investment Income	(.850)	(.789)	(.826)	(1.033)	(.942)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.850)	(.789)	(.826)	(1.033)	(.942)
Net Asset Value, End of Period	$33.35	$27.72	$28.23	$30.57	$31.21

Total Return [3]	23.75%	1.13%	-5.05%	1.23%	20.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,304	$3,635	$3,163	$2,551	$1,909
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.13%	0.14%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.82%	3.01%	2.83%	3.33%[2]	2.84%
Portfolio Turnover Rate [4]	4%	5%	3%	4%	8%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$87.88	$89.48	$96.89	$98.93	$85.14
Investment Operations
Net Investment Income	2.703[1]	2.577	2.651	3.299[2]	2.577
Net Realized and Unrealized Gain (Loss)
on Investments	17.838	(1.669)	(7.429)	(2.049)	14.215
Total from Investment Operations	20.541	.908	(4.778)	1.250	16.792
Distributions
Dividends from Net Investment Income	(2.701)	(2.508)	(2.632)	(3.290)	(3.002)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.701)	(2.508)	(2.632)	(3.290)	(3.002)
Net Asset Value, End of Period	$105.72	$87.88	$89.48	$96.89	$98.93

Total Return [3]	23.74%	1.15%	-5.03%	1.23%	20.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,532	$4,424	$4,501	$4,713	$4,687
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.11%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.83%	3.02%	2.85%	3.35%[2]	2.87%
Portfolio Turnover Rate [4]	4%	5%	3%	4%	8%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.441 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

FTSE All-World ex-US Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$93.06	$94.75	$102.60	$104.76	$90.17
Investment Operations
Net Investment Income	2.863[1]	2.754	2.829	3.517[2]	2.749
Net Realized and Unrealized Gain (Loss)
on Investments	18.928	(1.767)	(7.869)	(2.169)	15.050
Total from Investment Operations	21.791	.987	(5.040)	1.348	17.799
Distributions
Dividends from Net Investment Income	(2.891)	(2.677)	(2.810)	(3.508)	(3.209)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.891)	(2.677)	(2.810)	(3.508)	(3.209)
Net Asset Value, End of Period	$111.96	$93.06	$94.75	$102.60	$104.76

Total Return [3]	23.79%	1.18%	-5.01%	1.25%	20.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,731	$2,222	$2,628	$2,122	$1,671
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.09%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.86%	3.05%	2.87%	3.37%[2]	2.89%
Portfolio Turnover Rate [4]	4%	5%	3%	4%	8%

1 Calculated based on average shares outstanding.
2 Net investment income per share and the ratio of net investment income to average net assets include $.467 and 0.44%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

28

FTSE All-World ex-US Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the

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FTSE All-World ex-US Index Fund

underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

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FTSE All-World ex-US Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

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FTSE All-World ex-US Index Fund

over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $2,124,000, representing 0.01% of the fund’s net assets and 0.85% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

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FTSE All-World ex-US Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,176,917	—	—
Common Stocks—Other	739,607	31,700,676	4,126
Preferred Stocks—Other	—	428	—
Temporary Cash Investments	519,427	15,473	—
Futures Contracts—Assets[1]	732	—	—
Futures Contracts—Liabilities[1]	(353)	—	—
Forward Currency Contracts—Assets	—	1,033	—
Forward Currency Contracts—Liabilities	—	(6,028)	—
Total	4,436,330	31,711,582	4,126
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	732	—	732
Unrealized Appreciation—Forward Currency Contracts	—	1,033	1,033
Variation Margin Payable—Futures Contracts	(353)	—	(353)
Unrealized Depreciation—Forward Currency Contracts	—	(6,028)	(6,028)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	30,608	—	30,608
Forward Currency Contracts	—	(1,119)	(1,119)
Realized Net Gain (Loss) on Derivatives	30,608	(1,119)	29,489

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,155	—	4,155
Forward Currency Contracts	—	2,282	2,282
Change in Unrealized Appreciation (Depreciation) on Derivatives	4,155	2,282	6,437

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FTSE All-World ex-US Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2017, the fund had $199,396,000 of ordinary income available for distribution. At October 31, 2017, the fund had available capital losses totaling $1,341,435,000 to offset future net capital gains. Of this amount, $111,790,000 is subject to expiration dates; $32,560,000 may be used to offset future net capital gains through October 31, 2018 and $79,230,000 through October 31, 2019. Capital losses of $1,229,645,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $138,066,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2017, the cost of investment securities for tax purposes was $30,433,664,000. Net unrealized appreciation of investment securities for tax purposes was $5,722,990,000, consisting of unrealized gains of $8,035,682,000 on securities that had risen in value since their purchase and $2,312,692,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $6,786,911,000 of investment securities and sold $1,305,836,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,736,798,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

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FTSE All-World ex-US Index Fund

G. Capital share transactions for each class of shares were:
	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	185,838	9,692	150,674	8,858
Issued in Lieu of Cash Distributions	15,098	790	14,669	866
Redeemed	(204,282)	(10,635)	(189,942)	(11,169)
Net Increase (Decrease)—Investor Shares	(3,346)	(153)	(24,599)	(1,445)
ETF Shares
Issued	4,378,082	89,802	1,251,872	27,991
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1)	—	(483,379)	(12,300)
Net Increase (Decrease)—ETF Shares	4,378,081	89,802	768,493	15,691
Admiral Shares
Issued	1,555,409	51,640	1,345,709	50,503
Issued in Lieu of Cash Distributions	103,093	3,416	79,969	2,993
Redeemed	(812,182)	(27,172)	(913,386)	(34,390)
Net Increase (Decrease)—Admiral Shares	846,320	27,884	512,292	19,106
Institutional Shares
Issued	1,033,029	10,732	920,593	10,694
Issued in Lieu of Cash Distributions	125,647	1,318	114,255	1,350
Redeemed	(975,730)	(10,071)	(1,027,540)	(11,995)
Net Increase (Decrease)—Institutional Shares	182,946	1,979	7,308	49
Institutional Plus Shares
Issued	443,419	4,349	586,317	6,493
Issued in Lieu of Cash Distributions	57,531	572	64,624	721
Redeemed	(433,128)	(4,405)	(1,034,410)	(11,072)
Net Increase (Decrease)—Institutional Plus Shares	67,822	516	(383,469)	(3,858)

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

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FTSE All-World ex-US Small-Cap Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor		Institutional
	Shares	ETF Shares	Shares
Ticker Symbol	VFSVX	VSS	VFSNX
Expense Ratio[1]	0.27%	0.13%	0.12%

Portfolio Characteristics
		FTSE Global
		Small Cap
	Fund	ex US Index
Number of Stocks	3,569	3,363
Median Market Cap	$1.7B	$1.7B
Price/Earnings Ratio	16.0x	16.1x
Price/Book Ratio	1.6x	1.6x
Return on Equity	10.2%	10.2%
Earnings Growth Rate	11.1%	11.1%
Dividend Yield	2.2%	2.2%
Turnover Rate	14%	—
Short-Term Reserves	-0.1%	—

Sector Diversification (% of equity exposure)
		FTSE Global
		Small Cap
	Fund	ex US Index
Basic Materials	9.5%	9.6%
Consumer Goods	11.3	11.3
Consumer Services	11.4	11.4
Financials	20.4	20.3
Health Care	6.4	6.4
Industrials	25.0	25.1
Oil & Gas	4.2	4.2
Technology	8.4	8.3
Telecommunications	1.1	1.1
Utilities	2.3	2.3

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
FTSE Global
Small Cap
ex US Index
R-Squared	0.99
Beta	0.96
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Open Text Corp.	Software	0.3%
Onex Corp.	Diversified Industrials	0.3
First Quantum Minerals
Ltd.	Nonferrous Metals	0.3
Gildan Activewear Inc.	Clothing &
	Accessories	0.3
CCL Industries Inc.	Containers &
	Packaging	0.3
PrairieSky Royalty Ltd.	Exploration and
	Production	0.2
Keyera Corp.	Exploration &
	Production	0.2
Hiscox Ltd.	Property & Casualty
	Insurance	0.2
Georg Fischer AG	Industrial Machinery	0.2
Rheinmetall AG	Auto Parts	0.2
Top Ten		2.5%
The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.25% for Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional
Shares.

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FTSE All-World ex-US Small-Cap Index Fund

Market Diversification (% of equity exposure)
		FTSE
		Global
		Small Cap
		ex US
	Fund	Index
Europe
United Kingdom	12.0%	12.3%
Germany	4.5	4.5
Sweden	3.8	3.8
Switzerland	3.0	3.0
Italy	2.5	2.5
France	2.5	2.5
Netherlands	1.9	1.9
Denmark	1.5	1.5
Norway	1.4	1.4
Spain	1.4	1.4
Belgium	1.2	1.2
Finland	1.1	1.1
Other	1.7	1.6
Subtotal	38.5%	38.7%
Pacific
Japan	16.3%	16.2%
Australia	4.4	4.4
South Korea	4.2	4.2
Hong Kong	1.7	1.6
Singapore	1.2	1.2
Other	0.7	0.7
Subtotal	28.5%	28.3%
Emerging Markets
Taiwan	6.8%	6.8%
India	3.2	3.2
China	3.1	3.0
Thailand	1.7	1.6
Brazil	1.2	1.2
Malaysia	1.0	1.0
Other	3.4	3.4
Subtotal	20.4%	20.2%
North America
Canada	12.2%	12.4%
Middle East
Other	0.4%	0.4%

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FTSE All-World ex-US Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: April 2, 2009, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(4/2/2009)	Investment
	FTSE All-World ex-US Small-Cap Index
	Fund Investor Shares	24.02%	8.86%	12.55%	$27,574
• • • • • • • •	FTSE Global Small Cap ex US Index	23.82	8.87	13.04	28,617

– – – –	FTSE International Global All Small-Cap Cap ex US Funds Index Average	23.52 26.72	11.36 7.79	10.51 14.67	23,565 32,379
International Small-Cap Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
ETF Shares Net Asset Value	24.16%	9.04%	12.75%	$28,013
FTSE Global Small Cap ex US Index	23.82	8.87	13.04	28,617
FTSE Global All Cap ex US Index	23.52	7.79	10.51	23,565
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

See Financial Highlights for dividend and capital gains information.

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FTSE All-World ex-US Small-Cap Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/2/2009)	Investment
FTSE All-World ex-US Small-Cap Index Fund
Institutional Shares	24.18%	9.05%	12.77%	$14,027,569
FTSE Global Small Cap ex US Index	23.82	8.87	13.04	14,308,414
FTSE Global All Cap ex US Index	23.52	7.79	10.51	11,782,322
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: April 2, 2009, Through October 31, 2017
			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Market Price	24.15%	53.97%	180.68%
FTSE All-World ex-US Small-Cap Index Fund ETF
Shares Net Asset Value	24.16	54.14	180.13
FTSE Global Small Cap ex US Index	23.82	52.97	186.17
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Fiscal-Year Total Returns (%): April 2, 2009, Through October 31, 2017

Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts.

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FTSE All-World ex-US Small-Cap Index Fund

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	4/2/2009	18.49%	8.52%	12.47%
ETF Shares	4/2/2009
Market Price		18.62	8.65	12.70
Net Asset Value		18.62	8.69	12.68
Institutional Shares	4/2/2009	18.62	8.70	12.70

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FTSE All-World ex-US Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
[1,2]Australia †		242,416	4.3%

Austria †		51,379	0.9%

Belgium †		65,230	1.2%

[2]Brazil †		65,645	1.2%

Canada
Open Text Corp.	550,584	19,252	0.3%
Onex Corp.	220,236	16,738	0.3%
First Quantum Minerals Ltd.	1,491,565	16,683	0.3%
Gildan Activewear Inc.	485,122	14,846	0.3%
CCL Industries Inc. Class B	303,681	14,637	0.3%
^ PrairieSky Royalty Ltd.	463,026	12,325	0.2%
^ Keyera Corp.	402,043	11,836	0.2%
* Kinross Gold Corp.	2,718,434	10,746	0.2%
Industrial Alliance Insurance & Financial Services Inc.	232,238	10,524	0.2%
Lundin Mining Corp.	1,372,143	10,466	0.2%
CAE Inc.	583,262	10,335	0.2%
H&R REIT	620,395	10,301	0.2%
* Seven Generations Energy Ltd. Class A	657,027	9,921	0.2%
WSP Global Inc.	220,816	9,897	0.2%
West Fraser Timber Co. Ltd.	162,685	9,895	0.2%
Methanex Corp.	188,764	9,199	0.2%
Finning International Inc.	364,273	8,883	0.2%
* Bombardier Inc. Class B	4,179,003	8,843	0.1%
Algonquin Power & Utilities Corp.	812,431	8,697	0.1%

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FTSE All-World ex-US Small-Cap Index Fund

Market	Percentage
Value•	of Net
Shares	($000)	Assets
^	Vermilion Energy Inc.	236,917	8,086	0.1%
AltaGas Ltd.	353,432	8,057	0.1%
1	Canada—Other †	445,244	7.9%
685,411	12.2%
Chile †	12,909	0.2%
[1,2]China †	167,558	3.0%
Colombia †	2,770	0.0%
Czech Republic †	762	0.0%
Denmark
GN Store Nord A/S	307,430	10,174	0.2%
[1,2] Denmark—Other †	71,658	1.3%
81,832	1.5%
[1]Egypt †	5,030	0.1%
Finland †	62,832	1.1%
France
Euronext NV	155,122	9,213	0.2%
2	France—Other †	124,382	2.2%
133,595	2.4%
Germany
Rheinmetall AG	92,461	10,982	0.2%
Freenet AG	273,673	9,165	0.2%
*	Dialog Semiconductor plc	166,840	8,336	0.1%
2	Germany—Other †	218,730	3.9%
247,213	4.4%
[1]Greece †	7,835	0.1%
[1,2]Hong Kong †	93,439	1.7%
[1,2]India †	176,581	3.2%
[1]Indonesia †	34,490	0.6%
Ireland †	15,964	0.3%
Israel †	24,162	0.4%
[2]Italy †	138,248	2.5%
Japan †	902,413	16.1%
[1]Malaysia †	56,705	1.0%

42

	FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	[2]Mexico †		26,394	0.5%

	Netherlands
	Aalberts Industries NV	207,119	10,213	0.2%
*	Galapagos NV	88,873	8,643	0.2%
[1,2]	Netherlands—Other †		85,960	1.5%
			104,816	1.9%
	New Zealand
*	a2 Milk Co. Ltd.	1,578,376	9,371	0.2%
	New Zealand—Other †		31,506	0.5%
			40,877	0.7%
	Norway
	Subsea 7 SA	557,822	9,403	0.2%
	Storebrand ASA	976,513	8,364	0.1%
2	Norway—Other †		61,490	1.1%
			79,257	1.4%

	[3]Other †		7	0.0%

	Pakistan †		17,217	0.3%

	Peru †		2,657	0.0%

	Philippines †		23,370	0.4%

	Poland †		6,404	0.1%

	Portugal †		22,538	0.4%

	Qatar †		1,571	0.0%

	[2]Russia †		3,237	0.1%

	[1]Singapore †		67,553	1.2%

	South Africa †		32,003	0.6%

	[1,2]South Korea †		234,354	4.2%

	1.2Spain †		76,272	1.4%

	Sweden
	Castellum AB	585,308	9,392	0.2%
^	Nibe Industrier AB Class B	810,002	8,100	0.1%
2	Sweden—Other †		192,252	3.4%
			209,744	3.7%
	Switzerland
	Georg Fischer AG	8,932	11,005	0.2%
[1,2]	Switzerland—Other †		155,641	2.8%
			166,646	3.0%

43

FTSE All-World ex-US Small-Cap Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
[1]Taiwan †			377,677	6.7%

[1,2]Thailand †			91,843	1.6%

[1]Turkey †			15,686	0.3%

United Arab Emirates †			2,877	0.1%

United Kingdom
Hiscox Ltd.		602,742	11,430	0.2%
BBA Aviation plc		2,229,428	9,419	0.2%
B&M European Value Retail SA		1,748,214	9,225	0.2%
Man Group plc		3,523,674	9,061	0.2%
Electrocomponents plc		964,076	8,892	0.2%
Spectris plc		260,208	8,847	0.2%
TP ICAP plc		1,207,407	8,730	0.2%
Phoenix Group Holdings		858,865	8,633	0.2%
* BTG plc		838,686	8,396	0.2%
^,* Metro Bank plc		177,772	8,394	0.1%
Playtech plc		639,223	8,353	0.1%
* Paysafe Group plc		1,044,116	8,127	0.1%
UBM plc		860,399	8,038	0.1%
GVC Holdings plc		641,503	7,988	0.1%
SSP Group plc		1,020,930	7,929	0.1%
Intermediate Capital Group plc		603,901	7,798	0.1%
[1,2] United Kingdom—Other †			533,157	9.5%
			672,417	12.0%
Total Common Stocks (Cost $4,885,273)			5,549,836	99.0%[4]

	Coupon
Temporary Cash Investments
Money Market Fund
[5,6] Vanguard Market Liquidity Fund	1.246%	3,400,019	340,036	6.1%

7U. S. Government and Agency Obligations †			5,486	0.1%
Total Temporary Cash Investments (Cost $345,505)			345,522	6.2%[4]
Total Investments (Cost $5,230,778)			5,895,358	105.2%
Other Assets and Liabilities
Other Assets			22,017	0.4%
Liabilities [5]			(311,479)	(5.6%)
			(289,462)	(5.2%)
Net Assets			5,605,896	100.0%

44

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers (excluding Segregated Securities)	5,552,082
Collateral for Futures Contracts	3,240
Total Unaffiliated Issuers	5,555,322
Affiliated Vanguard Funds	340,036
Total Investments in Securities	5,895,358
Investment in Vanguard	334
Receivables for Investment Securities Sold	4,207
Receivables for Accrued Income	10,822
Receivables for Capital Shares Issued	697
Variation Margin Receivable—Futures Contracts	278
Unrealized Appreciation—Forward Currency Contracts	103
Other Assets	5,576
Total Assets	5,917,375
Liabilities
Payables for Investment Securities Purchased	3,744
Collateral for Securities on Loan	303,820
Payables for Capital Shares Redeemed	193
Payables to Vanguard	1,845
Variation Margin Payable—Futures Contracts	52
Unrealized Depreciation—Forward Currency Contracts	1,023
Other Liabilities	802
Total Liabilities	311,479
Net Assets	5,605,896

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	5,060,943
Undistributed Net Investment Income	19,100
Accumulated Net Realized Losses	(139,933)
Unrealized Appreciation (Depreciation)
Investment Securities	664,580
Futures Contracts	2,189
Forward Currency Contracts	(920)
Foreign Currencies	(63)
Net Assets	5,605,896

Investor Shares—Net Assets
Applicable to 18,299,087 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	811,788
Net Asset Value Per Share—Investor Shares	$44.36

45

FTSE All-World ex-US Small-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 39,276,720 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,568,035
Net Asset Value Per Share—ETF Shares	$116.30

Institutional Shares—Net Assets
Applicable to 1,017,239 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	226,073
Net Asset Value Per Share—Institutional Shares	$222.24

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $272,807,000.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are valued using significant unobservable inputs.
2 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $181,146,000, representing 3.2% of net assets.
3 “Other” represents securities that are not classified by the fund’s benchmark index.
4 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.3%, respectively, of net assets.
5 Includes $303,820,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $3,240,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

46

FTSE All-World ex-US Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	December 2017	241	13,547	204
Dow Jones EURO STOXX 50	December 2017	295	12,640	526
E-mini Russell 2000 Index	December 2017	155	11,646	533
Topix Index	December 2017	73	11,326	926
				2,189

Unrealized appreciation (depreciation) on open MSCI Emerging Markets Index, Dow Jones EURO STOXX 50, and E-mini Russell 2000 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Barclays Bank plc	12/20/17	EUR	6,731	USD	8,087	(223)
Goldman Sachs International	12/20/17	EUR	4,038	USD	4,815	(97)
BNP Paribas	12/12/17	JPY	441,343	USD	4,090	(200)
JPMorgan Chase Bank, N.A.	12/12/17	JPY	437,470	USD	3,908	(52)
Credit Suisse International	12/20/17	EUR	2,818	USD	3,385	(92)
Credit Suisse International	12/12/17	JPY	314,188	USD	2,912	(143)
Citibank, N.A.	12/20/17	EUR	1,741	USD	2,093	(59)
Goldman Sachs International	12/12/17	JPY	178,390	USD	1,630	(59)
JPMorgan Chase Bank, N.A.	12/20/17	EUR	1,026	USD	1,241	(42)
Barclays Bank plc	12/12/17	JPY	95,190	USD	881	(42)
JPMorgan Chase Bank, N.A.	12/20/17	USD	3,736	EUR	3,164	38
JPMorgan Chase Bank, N.A.	12/20/17	USD	2,026	EUR	1,744	(11)
Morgan Stanley Capital Services LLC	12/12/17	USD	1,716	JPY	195,030	(3)
Barclays Bank plc	12/20/17	USD	1,480	EUR	1,230	43
Morgan Stanley Capital Services LLC	12/12/17	USD	1,041	JPY	115,710	22
						(920)
EUR—Euro.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

47

FTSE All-World ex-US Small-Cap Index Fund

Statement of Operations

Year Ended
October 31 2017
($000)
Investment Income
Income
Dividends[1]	101,161
Interest [2]	307
Securities Lending—Net	11,882
Total Income	113,350
Expenses
The Vanguard Group—Note B
Investment Advisory Services	967
Management and Administrative—Investor Shares	1,121
Management and Administrative—ETF Shares	1,748
Management and Administrative—Institutional Shares	103
Marketing and Distribution—Investor Shares	112
Marketing and Distribution—ETF Shares	174
Marketing and Distribution—Institutional Shares	5
Custodian Fees	1,413
Auditing Fees	45
Shareholders’ Reports and Proxy—Investor Shares	46
Shareholders’ Reports and Proxy—ETF Shares	602
Shareholders’ Reports and Proxy—Institutional Shares	1
Trustees’ Fees and Expenses	3
Total Expenses	6,340
Net Investment Income	107,010
Realized Net Gain (Loss)
Investment Securities Sold [2]	50,552
Futures Contracts	6,764
Foreign Currencies and Forward Currency Contracts	190
Realized Net Gain (Loss)	57,506
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	776,564
Futures Contracts	1,987
Foreign Currencies and Forward Currency Contracts	(412)
Change in Unrealized Appreciation (Depreciation)	778,139
Net Increase (Decrease) in Net Assets Resulting from Operations	942,655
1 Dividends are net of foreign withholding taxes of $8,919,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $275,000, $2,000, and ($8,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

48

FTSE All-World ex-US Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,010	85,788
Realized Net Gain (Loss)	57,506	3,810
Change in Unrealized Appreciation (Depreciation)	778,139	37,355
Net Increase (Decrease) in Net Assets Resulting from Operations	942,655	126,953
Distributions
Net Investment Income
Investor Shares	(16,555)	(12,013)
ETF Shares	(89,996)	(67,444)
Institutional Shares	(4,326)	(4,391)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(110,877)	(83,848)
Capital Share Transactions
Investor Shares	162,348	66,018
ETF Shares	1,246,669	211,232
Institutional Shares	18,432	9,188
Net Increase (Decrease) from Capital Share Transactions	1,427,449	286,438
Total Increase (Decrease)	2,259,227	329,543
Net Assets
Beginning of Period	3,346,669	3,017,126
End of Period[1]	5,605,896	3,346,669
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $19,100,000 and $16,204,000.

See accompanying Notes, which are an integral part of the Financial Statements.

49

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$36.74	$36.27	$38.10	$38.99	$33.21
Investment Operations
Net Investment Income	. 965[1]	.933	.887	.909	.946
Net Realized and Unrealized Gain (Loss)
on Investments [2]	7.684	.461	(1.769)	(.834)	5.947
Total from Investment Operations	8.649	1.394	(.882)	.075	6.893
Distributions
Dividends from Net Investment Income	(1.029)	(.924)	(.948)	(.965)	(1.113)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.029)	(.924)	(.948)	(.965)	(1.113)
Net Asset Value, End of Period	$44.36	$36.74	$36.27	$38.10	$38.99

Total Return [3]	24.02%	3.95%	-2.33%	0.15%	21.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$812	$520	$446	$382	$318
Ratio of Total Expenses to Average Net Assets	0.25%	0.27%	0.31%	0.37%	0.40%
Ratio of Net Investment Income to
Average Net Assets	2.40%	2.63%	2.41%	2.25%	2.58%
Portfolio Turnover Rate [4]	14%	14%	9%	13%	19%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.01, and $.01. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

50

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$96.34	$95.09	$99.89	$102.21	$87.11
Investment Operations
Net Investment Income	2.650[1]	2.574	2.461	2.570	2.664
Net Realized and Unrealized Gain (Loss)
on Investments [2]	20.140	1.216	(4.634)	(2.169)	15.595
Total from Investment Operations	22.790	3.790	(2.173)	.401	18.259
Distributions
Dividends from Net Investment Income	(2.830)	(2.540)	(2.627)	(2.721)	(3.159)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.830)	(2.540)	(2.627)	(2.721)	(3.159)
Net Asset Value, End of Period	$116.30	$96.34	$95.09	$99.89	$102.21

Total Return	24.16%	4.11%	-2.19%	0.34%	21.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,568	$2,652	$2,407	$1,947	$1,723
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.17%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.52%	2.77%	2.55%	2.43%	2.78%
Portfolio Turnover Rate [3]	14%	14%	9%	13%	19%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.04, and $.03. Effective July 25, 2014, fees were eliminated.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

51

FTSE All-World ex-US Small-Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$184.07	$181.69	$190.87	$195.32	$166.39
Investment Operations
Net Investment Income	5.044[1]	4.937	4.756	4.933	5.100
Net Realized and Unrealized Gain (Loss)
on Investments [2]	38.536	2.326	(8.864)	(4.161)	29.812
Total from Investment Operations	43.580	7.263	(4.108)	.772	34.912
Distributions
Dividends from Net Investment Income	(5.410)	(4.883)	(5.072)	(5.222)	(5.982)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.410)	(4.883)	(5.072)	(5.222)	(5.982)
Net Asset Value, End of Period	$222.24	$184.07	$181.69	$190.87	$195.32

Total Return [3]	24.18%	4.11%	-2.17%	0.34%	21.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$226	$175	$164	$57	$18
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.15%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	2.53%	2.78%	2.57%	2.44%	2.79%
Portfolio Turnover Rate [4]	14%	14%	9%	13%	19%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.06, and $.07. Effective July 25, 2014, fees were eliminated.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

52

FTSE All-World ex-US Small-Cap Index Fund

Notes to Financial Statements

Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, ETF Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts,

53

FTSE All-World ex-US Small-Cap Index Fund

and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilties as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

54

FTSE All-World ex-US Small-Cap Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

55

FTSE All-World ex-US Small-Cap Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $334,000, representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	790,731	5,061	1
Common Stocks—Other	15,979	4,729,247	8,817
Temporary Cash Investments	340,036	5,486	—
Futures Contracts—Assets[1]	278	—	—
Futures Contracts—Liabilities[1]	(52)	—	—
Forward Currency Contracts—Assets	—	103	—
Forward Currency Contracts—Liabilities	—	(1,023)	—
Total	1,146,972	4,738,874	8,818
1 Represents variation margin on the last day of the reporting period.

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FTSE All-World ex-US Small-Cap Index Fund

D. At October 31, 2017, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	278	—	278
Unrealized Appreciation—Forward Currency Contracts	—	103	103
Variation Margin Payable—Futures Contracts	(52)	—	(52)
Unrealized Depreciation—Forward Currency Contracts	—	(1,023)	(1,023)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2017, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	6,764	—	6,764
Forward Currency Contracts	—	350	350
Realized Net Gain (Loss) on Derivatives	6,764	350	7,114

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,987	—	1,987
Forward Currency Contracts	—	(664)	(664)
Change in Unrealized Appreciation
(Depreciation) on Derivatives	1,987	(664)	1,323

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2017, the fund realized gains on the sale of passive foreign investment companies of $7,010,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2017, had unrealized appreciation of $62,581,000.

57

FTSE All-World ex-US Small-Cap Index Fund

During the year ended October 31, 2017, the fund realized $32,169,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $83,026,000 of ordinary income available for distribution. The fund used capital loss carryforwards of $19,200,000 to offset taxable capital gains realized during the year ended October 31, 2017. At October 31, 2017, the fund had available capital losses totaling $139,472,000 to offset future net capital gains. Of this amount, $8,715,000 is subject to expiration on October 31, 2019. Capital losses of $130,757,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2017, the cost of investment securities for tax purposes was $5,293,359,000. Net unrealized appreciation of investment securities for tax purposes was $601,999,000, consisting of unrealized gains of $1,012,350,000 on securities that had risen in value since their purchase and $410,351,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended October 31, 2017, the fund purchased $2,048,894,000 of investment securities and sold $642,934,000 of investment securities, other than temporary cash investments. Purchases and sales include $967,456,000 and $52,771,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	268,136	6,796	147,789	4,161
Issued in Lieu of Cash Distributions	14,233	370	10,280	289
Redeemed	(120,021)	(3,006)	(92,051)	(2,604)
Net Increase (Decrease)—Investor Shares	162,348	4,160	66,018	1,846
ETF Shares
Issued	1,304,242	12,247	507,205	5,416
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(57,573)	(500)	(295,973)	(3,200)
Net Increase (Decrease)—ETF Shares	1,246,669	11,747	211,232	2,216
Institutional Shares
Issued	66,784	330	28,799	155
Issued in Lieu of Cash Distributions	4,326	22	3,148	18
Redeemed	(52,678)	(285)	(22,759)	(126)
Net Increase (Decrease) —Institutional Shares	18,432	67	9,188	47

H. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

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Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund In our opinion, the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets—investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2017

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Special 2017 tax information (unaudited) for Vanguard FTSE All-World ex-US Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $639,308,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $831,556,000 and foreign taxes paid of $65,836,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2018 to determine the calendar-year amounts to be included on their 2017 tax returns.

Special 2017 tax information (unaudited) for Vanguard FTSE All-World ex-US Small-Cap
Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $59,833,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $98,307,000 and foreign taxes paid of $8,775,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2018 to determine the calendar-year amounts to be included on their 2017 tax returns.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2017. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: FTSE International Index Funds
Periods Ended October 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE All-World ex-US Index Fund Investor Shares
Returns Before Taxes	23.62%	7.49%	1.00%
Returns After Taxes on Distributions	22.70	6.72	0.45
Returns After Taxes on Distributions and Sale of
Fund Shares	13.78	5.73	0.71

			Since
	One	Five	Inception
	Year	Years	(4/2/2009)
FTSE All-World ex-US Small-Cap Index Fund Investor Shares
Returns Before Taxes	24.02%	8.86%	12.55%
Returns After Taxes on Distributions	22.96	8.03	11.81
Returns After Taxes on Distributions and Sale of
Fund Shares	13.82	6.73	10.17

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,117.80	$1.23
ETF Shares	1,000.00	1,118.30	0.59
Admiral Shares	1,000.00	1,118.60	0.59
Institutional Shares	1,000.00	1,118.50	0.53
Institutional Plus Shares	1,000.00	1,118.80	0.37
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,119.31	$1.23
ETF Shares	1,000.00	1,119.92	0.69
Institutional Shares	1,000.00	1,120.00	0.64
Based on Hypothetical 5% Yearly Return
FTSE All-World ex-US Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.65	0.56
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.70	0.51
Institutional Plus Shares	1,000.00	1,024.85	0.36
FTSE All-World ex-US Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.60	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the FTSE All-World ex-US Index Fund, 0.23% for Investor Shares, 0.11% for ETF Shares, 0.11% for Admiral Shares,
0.10% for Institutional Shares, and 0.07% for Institutional Plus Shares; and for the FTSE All-World ex-US Small-Cap Index Fund, 0.23% for
Investor Shares, 0.13% for ETF Shares, and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

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Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

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All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7700 122017

Annual Report | October 31, 2017

Vanguard Global ex-U.S. Real Estate

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	8
Financial Statements.	11
Your Fund’s After-Tax Returns.	37
About Your Fund’s Expenses.	38
Glossary.	40

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Vanguard Global ex-U.S. Real Estate Index Fund returned about 16% for the year ended October 31, 2017, ahead of its benchmark index and exceeding the average return of its peers by more than 2 percentage points. Its return diverged from that of its benchmark in part because of temporary pricing discrepancies arising from fair-value adjustments. Please see the Glossary entry for Fair-Value Pricing.

• The global real estate sector benefited from decent economic growth trends in both developed and emerging markets. Each major region generated positive results, with emerging markets accounting for a large portion of the fund’s return. About one-fifth of the fund’s assets are in emerging markets.

• China was a significant driver of performance; the country’s stable economic growth eased some concerns about its real estate sector. Key markets such as Australia and the United Kingdom contributed modestly to results. Indonesia and Qatar were among the biggest detractors.

Total Returns: Fiscal Year Ended October 31, 2017
Total
Returns
Vanguard Global ex-U.S. Real Estate Index Fund
Investor Shares	15.88%
ETF Shares
Market Price	16.30
Net Asset Value	16.13
Admiral™ Shares	16.15
Institutional Shares	16.17
S&P Global ex-U.S. Property Index	15.58
International Real Estate Funds Average	13.70

International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The
Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573;
8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Inception Through October 31, 2017
Average
Annual Return
Global ex-U.S. Real Estate Index Fund Investor Shares (Returns since inception: 11/1/2010)	6.20%
S&P Global ex-U.S. Property Index	6.00
International Real Estate Funds Average	5.07
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Global ex-U.S. Real Estate Index Fund	0.35%	0.15%	0.15%	0.13%	1.36%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the fund’s expense ratios were 0.34% for Investor Shares, 0.14% for ETF Shares, 0.14%
for Admiral Shares, and 0.12% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2016.

Peer group: International Real Estate Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

3

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

4

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

5

Global ex-U.S. Real Estate Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VGXRX	VNQI	VGRLX	VGRNX
Expense Ratio[1]	0.35%	0.15%	0.15%	0.13%

Portfolio Characteristics
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Number of Stocks	665	602
Median Market Cap	$6.8B	$6.8B
Price/Earnings Ratio	10.5x	10.5x
Price/Book Ratio	1.1x	1.1x
Return on Equity	10.9%	10.8%
Earnings Growth Rate	10.5%	10.6%
Dividend Yield	3.4%	3.4%
Turnover Rate	6%	—
Short-Term Reserves	-0.2%	—

Allocation by Region (% of equity exposure)

Volatility Measures
	S&P
	Global	MSCI AC
	ex-U.S.	World
	Property	Index
	Index	ex USA
R-Squared	0.99	0.78
Beta	0.95	0.82
These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Sun Hung Kai Properties Diversified Real
Ltd.	Estate Activities	2.5%
Mitsubishi Estate Co.	Diversified Real
Ltd.	Estate Activities	2.3
Unibail-Rodamco SE	Retail REITs	2.3
Daiwa House Industry	Diversified Real
Co. Ltd.	Estate Activities	2.3
Mitsui Fudosan Co. Ltd.	Diversified Real
	Estate Activities	2.1
CK Asset Holdings Ltd.	Real Estate
	Development	2.0
Vonovia SE	Real Estate
	Operating
	Companies	2.0
Link REIT	Retail REITs	1.7
Scentre Group	Retail REITs	1.5
Sumitomo Realty &	Real Estate
Development Co. Ltd.	Development	1.5
Top Ten		20.2%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2017, the expense ratios were 0.34% for Investor Shares, 0.14% for ETF Shares, 0.14% for Admiral
Shares, and 0.12% for Institutional Shares.

6

Global ex-U.S. Real Estate Index Fund

Market Diversification (% of equity exposure)
		S&P
		Global
		ex-U.S.
		Property
	Fund	Index
Europe
United Kingdom	6.3%	6.4%
Germany	5.3	5.3
France	5.1	5.1
Sweden	2.0	2.0
Switzerland	1.3	1.3
Spain	1.1	1.1
Other	2.9	2.8
Subtotal	24.0%	24.0%
Pacific
Japan	20.7%	20.8%
Hong Kong	13.0	13.1
Australia	9.2	9.2
Singapore	6.3	6.3
Other	0.5	0.4
Subtotal	49.7%	49.8%
Emerging Markets
China	10.6%	10.5%
South Africa	2.6	2.6
Philippines	1.6	1.6
Thailand	1.2	1.3
United Arab Emirates	1.2	1.3
Mexico	1.0	1.0
Other	4.1	4.1
Subtotal	22.3%	22.4%
North America
Canada	2.3%	2.3%
Middle East	1.0%	1.0%
Other	0.7%	0.5%
"Other" represents securities that are not classified by the fund's benchmark index.

7

Global ex-U.S. Real Estate Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 1, 2010, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
				Since	Final Value
		One	Five	Inception	of a $10,000
		Year	Years	(11/1/2010)	Investment
	Global ex-U.S. Real Estate Index Fund
	Investor Shares	15.32%	6.44%	6.14%	$15,170
• • • • • • • •	S&P Global ex-U.S. Property Index	15.58	6.30	6.00	15,032

– – – –	International Real Estate Funds Average	13.70	5.23	5.07	14,139
	MSCI All Country World Index ex USA	24.20	7.77	5.22	14,278
International Real Estate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(11/1/2010)	Investment
Global ex-U.S. Real Estate Index FundETF
Shares Net Asset Value	16.13%	6.70%	6.36%	$15,394
S&P Global ex-U.S. Property Index	15.58	6.30	6.00	15,032
MSCI All Country World Index ex USA	24.20	7.77	5.22	14,281
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.
See Financial Highlights for dividend and capital gains information.

8

Global ex-U.S. Real Estate Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(2/10/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Admiral Shares	15.58%	6.62%	6.64%	$15,401
S&P Global ex-U.S. Property Index	15.58	6.30	6.36	15,134
MSCI All Country World Index ex USA	24.20	7.77	4.95	13,839
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(4/19/2011)	Investment
Global ex-U.S. Real Estate Index Fund
Institutional Shares	15.60%	6.65%	6.47%	$7,531,436
S&P Global ex-U.S. Property Index	15.58	6.30	6.21	7,411,799

MSCI All Country World Index ex USA	24.20	7.77	4.61	6,710,244
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: November 1, 2010, Through October 31, 2017
			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Global ex-U.S. Real Estate Index Fund ETF Shares
Market Price	16.30%	38.06%	53.60%
Global ex-U.S. Real Estate Index Fund ETF Shares
Net Asset Value	16.13	38.30	53.94
S&P Global ex-U.S. Property Index	15.58	35.71	50.32
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standards.

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

9

Global ex-U.S. Real Estate Index Fund

Fiscal-Year Total Returns (%): November 1, 2010, Through October 31, 2017

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Since
	Date	Year	Years	Inception
Investor Shares	11/1/2010	10.09%	7.01%	6.22%
Fee-Adjusted Returns		9.55	6.91	6.15
ETF Shares	11/1/2010
Market Price		10.22	7.18	6.35
Net Asset Value		10.29	7.16	6.37
Admiral Shares	2/10/2011	10.31	7.18	6.72
Fee-Adjusted Returns		9.77	7.08	6.65
Institutional Shares	4/19/2011	10.32	7.20	6.56
Fee-Adjusted Returns		9.78	7.11	6.48

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions. The fees do not apply to the ETF Shares. The
Fiscal-Year Total Returns chart is not adjusted for fees.

10

Global ex-U.S. Real Estate Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.5%)[1]
Australia (9.1%)
	Scentre Group	28,559,406	88,061
	Westfield Corp.	10,255,092	61,123
	Goodman Group	8,539,862	54,756
	Stockland	12,952,660	44,893
	Dexus	5,429,741	40,658
	LendLease Group	3,130,385	38,873
	GPT Group	9,668,887	37,755
	Mirvac Group	19,965,874	36,904
	Vicinity Centres	17,597,697	35,770
	Charter Hall Group	2,504,824	11,137
	Investa Office Fund	2,672,618	9,179
	Shopping Centres
	Australasia Property
	Group	3,916,450	7,059
	BWP Trust	2,618,400	6,199
	Charter Hall Retail REIT	1,812,753	5,639
	Cromwell Property
	Group	7,024,237	5,377
	Abacus Property Group	1,729,281	5,033
	Aveo Group	2,345,596	4,542
	Viva Energy REIT	2,368,504	3,884
^	Growthpoint Properties
	Australia Ltd.	1,375,999	3,508
	National Storage REIT	2,777,963	3,139
	Charter Hall Long Wale
	REIT	841,690	2,679
	GDI Property Group	2,834,191	2,593
	Folkestone Education
	Trust	1,165,061	2,498
	Gateway Lifestyle	1,601,337	2,421
	Arena REIT	1,378,226	2,364
	Ingenia Communities
	Group	1,140,331	2,318
	Rural Funds Group	1,357,327	2,296
^	Hotel Property
	Investments	704,011	1,694

Propertylink Group	2,067,948	1,585
Cedar Woods
Properties Ltd.	271,988	1,193
Servcorp Ltd.	241,848	1,031
Villa World Ltd.	515,027	1,026
Industria REIT	491,351	993
ALE Property Group	1,228	4
		528,184
Austria (0.8%)
BUWOG AG	601,619	17,342
IMMOFINANZ AG	5,197,959	13,137
CA Immobilien Anlagen
AG	395,828	11,286
S IMMO AG	295,181	5,199
Atrium European Real
Estate Ltd.	1,083	5
		46,969
Belgium (0.8%)
Cofinimmo SA	105,102	13,334
Warehouses De Pauw
CVA	87,032	9,415
Aedifica SA	95,768	9,128
Befimmo SA	125,560	7,800
Retail Estates NV	34,355	2,754
Intervest Offices &
Warehouses NV	85,206	2,171
Montea SCA	4,187	211
		44,813
Brazil (0.8%)
BR Malls Participacoes
SA	4,495,216	17,424
Multiplan
Empreendimentos
Imobiliarios SA	689,311	15,066
Iguatemi Empresa de
Shopping Centers SA	445,986	5,246
* Aliansce Shopping
Centers SA	459,737	2,465

11

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	BR Properties SA	593,974	1,896
	Sonae Sierra Brasil SA	94,865	810
*	Helbor Empreendimentos
	SA	689,900	434
*	Helbor Empreendimentos
	SA Rights
	Exp. 11/17/2017	301,742	5
			43,346
Canada (2.3%)
	RioCan REIT	853,529	16,189
	First Capital Realty Inc.	879,428	13,947
	H&R REIT	755,146	12,538
^	Canadian Apartment
	Properties REIT	358,869	9,477
	Allied Properties REIT	243,862	7,814
	Smart REIT	346,825	7,791
	Canadian REIT	194,246	7,016
^	Tricon Capital Group Inc.	720,733	6,056
	Cominar REIT	481,677	5,167
	Granite REIT	125,612	4,853
	Artis REIT	404,931	4,366
	Pure Industrial Real
	Estate Trust	804,884	4,155
^	Boardwalk REIT	124,145	3,831
^	Dream Global REIT	439,887	3,802
	Dream Office REIT	205,436	3,483
	Choice Properties REIT	248,300	2,610
^	Crombie REIT	246,514	2,557
	Northview Apartment
	REIT	132,578	2,392
*	DREAM Unlimited Corp.
	Class A	405,568	2,311
	NorthWest Healthcare
	Properties REIT	259,567	2,288
	Killam Apartment REIT	198,583	2,033
	CT REIT	149,673	1,641
	Morguard REIT	119,332	1,318
	InterRent REIT	179,611	1,158
	Dream Industrial REIT	151,929	1,063
	Slate Retail REIT	93,276	954
	Morguard North American
	Residential REIT	78,974	952
^	Slate Office REIT	133,907	842
	Summit Industrial Income
	REIT	133,152	773
	Agellan Commercial REIT	75,829	688
	Morguard Corp.	33	5
			134,070
Chile (0.2%)
	Parque Arauco SA	3,224,844	9,252

China (10.6%)
*	China Evergrande
	Group	18,253,921	70,412

	China Overseas Land
	& Investment Ltd.	20,564,710	66,774
	Country Garden
	Holdings Co. Ltd.	36,643,163	58,087
^	Sunac China Holdings
	Ltd.	10,841,678	55,237
	China Resources Land
	Ltd.	14,538,446	43,390
	China Vanke Co. Ltd.	7,057,883	25,124
	Longfor Properties Co.
	Ltd.	7,586,208	17,721
^	Fullshare Holdings Ltd.	36,965,135	15,821
^,*	Zall Group Ltd.	16,252,574	12,999
	Shimao Property
	Holdings Ltd.	5,814,664	12,189
	Guangzhou R&F
	Properties Co. Ltd.	5,460,209	11,643
	Agile Group Holdings
	Ltd.	7,895,409	11,519
	Sino-Ocean Group
	Holding Ltd.	16,158,829	10,552
	CIFI Holdings Group
	Co. Ltd.	18,318,000	10,212
	China Jinmao Holdings
	Group Ltd.	22,553,054	10,135
	Future Land Holdings
	Co. Ltd. Class A	2,878,159	8,875
*	Kaisa Group Holdings
	Ltd.	12,508,000	7,992
	Shanghai Lujiazui
	Finance & Trade Zone
	Development Co. Ltd.
	Class B	4,727,278	7,337
	KWG Property Holding
	Ltd.	7,380,658	7,328
	Shenzhen Investment
	Ltd.	16,336,201	7,288
	Yuexiu Property Co.
	Ltd.	33,993,094	6,587
2	Red Star Macalline
	Group Corp. Ltd.	5,446,600	6,515
^	Logan Property
	Holdings Co. Ltd.	6,819,984	6,318
^	SOHO China Ltd.	10,152,545	5,882
*	Poly Property Group
	Co. Ltd.	10,598,048	5,137
	China South City
	Holdings Ltd.	17,642,111	4,932
	Shui On Land Ltd.	18,734,038	4,640
	Yuzhou Properties Co.
	Ltd.	8,529,470	4,213
	China Aoyuan Property
	Group Ltd.	6,922,000	4,196

12

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^	Greentown China
	Holdings Ltd.	3,358,814	4,196
	K Wah International
	Holdings Ltd.	7,034,338	4,041
	China SCE Property
	Holdings Ltd.	8,830,766	3,987
^	Future Land
	Development Holdings
	Ltd.	7,952,000	3,828
	Yuexiu REIT	5,998,516	3,784
	Hopson Development
	Holdings Ltd.	3,668,710	3,754
	Powerlong Real Estate
	Holdings Ltd.	7,647,139	3,637
^,*	China Logistics
	Property Holdings Co.
	Ltd.	10,143,000	3,447
	Joy City Property Ltd.	19,438,860	3,392
^,*	Jiayuan International
	Group Ltd.	4,436,000	3,201
	Times Property
	Holdings Ltd.	3,044,000	3,144
	China Overseas Grand
	Oceans Group Ltd.	5,077,386	2,978
	Gemdale Properties
	& Investment Corp.
	Ltd.	24,650,000	2,528
	Beijing Capital Land
	Ltd.	4,655,034	2,508
^,2	Redco Properties
	Group Ltd.	4,816,000	2,397
	Spring REIT	5,427,000	2,387
^,*	Carnival Group
	International Holdings
	Ltd.	45,798,799	2,319
^,*	Renhe Commercial
	Holdings Co. Ltd.	88,601,484	2,080
	Road King
	Infrastructure Ltd.	1,243,000	2,044
*	C C Land Holdings Ltd.	8,915,500	1,944
^,*	Ronshine China
	Holdings Ltd.	1,681,500	1,894
	Shanghai Jinqiao
	Export Processing
	Zone Development
	Co. Ltd. Class B	1,268,155	1,840
	Greenland Hong Kong
	Holdings Ltd.	3,749,000	1,797
*	Tian An China
	Investment Co. Ltd.	2,306,000	1,723
	Shanghai Industrial
	Urban Development
	Group Ltd.	7,218,799	1,556

^	LVGEM China Real
	Estate Investment
	Co. Ltd.	5,096,000	1,497
	Nam Tai Property Inc.	122,427	1,481
	China Electronics
	Optics Valley Union
	Holding Co. Ltd.	15,540,000	1,477
*	Glorious Property
	Holdings Ltd.	13,325,036	1,452
^,*	Zhuguang Holdings
	Group Co. Ltd.	10,652,000	1,433
	Shanghai Shibei
	Hi-Tech Co. Ltd.
	Class B	2,273,600	1,344
*	Central China Real
	Estate Ltd.	2,792,000	1,338
	Beijing North Star Co.
	Ltd.	3,258,000	1,212
3	Yida China Holdings Ltd.	4,482,000	1,179
	China Merchants Land
	Ltd.	5,994,000	1,130
2	China Vast Industrial
	Urban Development
	Co. Ltd.	2,017,000	1,100
	Guorui Properties Ltd.	3,545,000	1,046
*,3	Mingfa Group
	International Co. Ltd.	4,231,908	1,025
*	AVIC International
	Holding HK Ltd.	14,954,000	998
	Xinyuan Real Estate
	Co. Ltd. ADR	175,442	981
	Fantasia Holdings
	Group Co. Ltd.	6,352,443	905
^,*	Hydoo International
	Holding Ltd.	7,670,000	741
*	Wuzhou International
	Holdings Ltd.	5,222,000	623
*	China Minsheng Drawin
	Technology Group Ltd. 16,500,000		550
*	Shanghai Huili Building
	Materials Co. Ltd.
	Class B	363,700	529
	Greattown Holdings Ltd.
	Class B	693,993	502
*	EverChina International
	Holdings Co. Ltd.	18,109,331	428
*	China New City
	Commercial
	Development Ltd.	594,000	135
^,*	Crown International
	Corp. Ltd.	462,000	77
*	Guangdong Land
	Holdings Ltd.	284,000	59

13

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
*	Beijing Properties
	Holdings Ltd.	654,000	29
*	Shenzhen Wongtee
	International Enterprise
	Co. Ltd. Class B	15,159	9
*	China Oceanwide Holdings
	Ltd.	80,000	7
			612,748
Denmark (0.0%)
*	TK Development A/S	378,623	557

Egypt (0.2%)
	Talaat Moustafa Group	4,939,943	2,691
	Medinet Nasr Housing	2,672,109	1,601
*	Palm Hills Developments
	SAE	5,784,135	1,356
*	Six of October
	Development &
	Investment	1,065,253	1,120
	Heliopolis Housing	596,596	1,031
*	Emaar Misr for
	Development SAE	2,888,419	647
			8,446
Finland (0.1%)
	Citycon Oyj	1,954,724	4,773
	Technopolis Oyj	682,537	3,076
			7,849
France (5.1%)
	Unibail-Rodamco SE	532,743	133,351
	Klepierre	1,117,284	44,477
	Gecina SA	247,302	40,168
	Fonciere Des Regions	286,236	29,147
	ICADE	242,425	21,186
	Nexity SA	249,159	15,314
^	Mercialys SA	298,432	5,813
	Altarea SCA	19,917	4,486
			293,942
Germany (5.3%)
	Vonovia SE	2,601,604	114,923
	Deutsche Wohnen AG	1,901,926	81,404
	LEG Immobilien AG	338,194	34,450
	TAG Immobilien AG	787,810	13,582
	Grand City Properties SA	566,659	12,198
	TLG Immobilien AG	423,850	9,832
	Deutsche EuroShop AG	259,790	9,495
	alstria office REIT-AG	667,825	9,494
2	ADO Properties SA	147,116	7,273
*	PATRIZIA Immobilien AG	240,507	5,095
	Hamborner REIT AG	434,824	4,617
	DIC Asset AG	264,810	3,114
^,*	ADLER Real Estate AG	146,272	2,266
	VIB Vermoegen AG	154	4
			307,747

Greece (0.1%)
	Grivalia Properties
	REIC AE	216,457	2,258
*	LAMDA Development
	SA	194,763	1,465
			3,723
Hong Kong (13.0%)
	Sun Hung Kai
	Properties Ltd.	8,849,441	144,772
*	CK Asset Holdings Ltd.	14,080,875	115,883
	Link REIT	11,895,589	100,010
	Wharf Holdings Ltd.	6,369,000	58,010
	Henderson Land
	Development Co. Ltd.	7,313,452	47,727
	Hongkong Land
	Holdings Ltd.	6,338,112	45,970
	New World
	Development Co. Ltd.	29,511,000	43,999
	Wheelock & Co. Ltd.	4,231,652	29,480
	Sino Land Co. Ltd.	16,306,604	28,105
	Hang Lung Properties
	Ltd.	10,848,932	24,912
	Swire Properties Ltd.	5,650,800	19,095
	Hang Lung Group Ltd.	4,660,103	16,374
	Kerry Properties Ltd.	3,182,832	14,324
	Hysan Development
	Co. Ltd.	2,754,655	13,309
	Champion REIT	10,939,512	7,895
	Great Eagle Holdings
	Ltd.	1,318,697	7,260
^	Chinese Estates
	Holdings Ltd.	2,638,452	4,485
	Sunlight REIT	5,621,400	3,813
^,*	Wang On Properties
	Ltd.	20,212,000	3,370
	Far East Consortium
	International Ltd.	5,708,000	3,118
	Prosperity REIT	6,593,649	2,815
	HKR International Ltd.	3,814,082	2,434
*	Lai Sun Development
	Co. Ltd.	1,177,812	2,130
	Kowloon Development
	Co. Ltd.	1,850,414	2,064
^	Langham Hospitality
	Investments and
	Langham Hospitality
	Investments Ltd.	4,085,500	1,761
*	Skyfame Realty
	Holdings Ltd.	4,881,004	1,615
	Liu Chong Hing
	Investment Ltd.	932,000	1,602
	Emperor International
	Holdings Ltd.	4,309,832	1,525

14

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
^,*	Ground International
	Development Ltd.	6,620,000	1,519
	CSI Properties Ltd.	25,398,348	1,303
	Asia Standard
	International Group	3,352,000	898
	Soundwill Holdings Ltd.	381,500	826
^	SEA Holdings Ltd.	782,000	814
*	International
	Entertainment Corp.	2,554,000	669
*	Master Glory Group
	Ltd.	37,890,000	471
*	Man Sang International
	Ltd.	4,136,000	248
	Chuang’s Consortium
	International Ltd.	620,000	145
			754,750
India (0.5%)
	DLF Ltd.	2,206,598	6,868
*	Indiabulls Real Estate
	Ltd.	1,369,919	4,761
	Oberoi Realty Ltd.	490,052	3,592
*	Godrej Properties Ltd.	247,380	2,595
	Prestige Estates
	Projects Ltd.	538,020	2,528
	Phoenix Mills Ltd.	265,666	2,161
	Sobha Ltd.	208,591	1,640
*	Housing Development
	& Infrastructure Ltd.	1,346,434	1,229
*	Unitech Ltd.	10,066,520	1,043
	Sunteck Realty Ltd.	156,682	852
	Mahindra Lifespace
	Developers Ltd.	117,684	805
	Brigade Enterprises Ltd.	168,751	688
	Omaxe Ltd.	193,009	611
	Anant Raj Ltd.	565,780	526
			29,899
Indonesia (0.7%)
	Bumi Serpong Damai
	Tbk PT	50,374,727	6,394
	Ciputra Development
	Tbk PT	63,067,891	5,628
	Pakuwon Jati Tbk PT	114,222,028	5,304
	Lippo Karawaci Tbk PT	94,910,400	4,829
	Summarecon Agung
	Tbk PT	48,614,100	3,711
*	Hanson International
	Tbk PT	345,140,500	3,004
	Kawasan Industri
	Jababeka Tbk PT	96,952,471	2,173
	Alam Sutera Realty
	Tbk PT	51,492,397	1,543
	PP Properti Tbk PT	83,008,007	1,286
*	Sentul City Tbk PT	105,369,100	1,111

	Modernland Realty
	Tbk PT	43,511,200	1,059
	Intiland Development
	Tbk PT	29,107,051	833
	Puradelta Lestari Tbk
	PT	44,711,000	620
*	Lippo Cikarang Tbk PT	1,939,200	544
	Bekasi Fajar Industrial
	Estate Tbk PT	18,193,882	381
			38,420
Ireland (0.3%)
	Green REIT plc	3,747,670	6,593
	Hibernia REIT plc	3,768,642	6,472
	Irish Residential
	Properties REIT plc	1,928,691	3,317
			16,382
Israel (1.0%)
	Azrieli Group Ltd.	195,700	11,056
	Alony Hetz Properties
	& Investments Ltd.	574,971	5,947
*	Airport City Ltd.	395,483	5,066
	Melisron Ltd.	96,426	5,039
	Gazit-Globe Ltd.	523,342	4,981
	Amot Investments Ltd.	668,414	3,945
	Reit 1 Ltd.	939,166	3,768
*	Brack Capital Properties
	NV	23,001	2,503
*	Jerusalem Economy Ltd.	887,070	2,399
	Big Shopping Centers Ltd. 23,851		1,745
	Sella Capital Real Estate
	Ltd.	825,664	1,659
	Norstar Holdings Inc.	77,682	1,396
*	Africa Israel Properties
	Ltd.	58,399	1,384
*	ADO Group Ltd.	64,164	1,301
	Summit Real Estate
	Holdings Ltd.	163,929	1,253
	Alrov Properties and
	Lodgings Ltd.	38,991	1,250
	Blue Square Real Estate
	Ltd.	24,714	1,020
	Property & Building
	Corp. Ltd.	10,324	991
			56,703
Italy (0.1%)
	Beni Stabili SpA SIIQ	5,490,586	4,858
	Immobiliare Grande
	Distribuzione SIIQ SPA	1,918,987	2,219
			7,077
Japan (20.7%)
	Mitsubishi Estate Co.
	Ltd.	7,460,845	135,299

15

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Daiwa House Industry
	Co. Ltd.	3,574,174	131,004
	Mitsui Fudosan Co. Ltd.	5,318,457	124,138
	Sumitomo Realty &
	Development Co. Ltd.	2,552,567	85,491
	Daito Trust Construction
	Co. Ltd.	411,625	71,966
	Nippon Building Fund Inc.	7,582	36,607
	Japan Real Estate
	Investment Corp.	7,012	32,873
	Nomura Real Estate
	Master Fund Inc.	22,511	28,156
	Hulic Co. Ltd.	2,611,916	26,945
	Japan Retail Fund
	Investment Corp.	14,354	25,473
	United Urban Investment
	Corp.	16,472	23,697
	Nippon Prologis REIT Inc.	10,924	22,969
	Orix JREIT Inc.	14,437	19,836
	Daiwa House REIT
	Investment Corp.	8,143	19,029
	Tokyu Fudosan Holdings
	Corp.	2,772,256	18,175
	Advance Residence
	Investment Corp.	7,275	17,102
	Tokyo Tatemono Co. Ltd.	1,175,783	16,494
	Japan Prime Realty
	Investment Corp.	4,962	15,959
	GLP J-Reit	15,388	15,425
	Nomura Real Estate
	Holdings Inc.	680,629	14,981
	Japan Hotel REIT
	Investment Corp.	21,532	14,256
	Activia Properties Inc.	3,623	14,177
	Kenedix Office
	Investment Corp.	2,150	11,518
	Aeon Mall Co. Ltd.	617,283	11,038
	Leopalace21 Corp.	1,414,750	10,564
	Frontier Real Estate
	Investment Corp.	2,670	10,455
	Nippon Accommodations
	Fund Inc.	2,632	10,145
	Mori Hills REIT
	Investment Corp.	7,973	9,303
	Invincible Investment Corp.	22,105	8,959
	Japan Logistics Fund Inc.	4,955	8,891
	Industrial & Infrastructure
	Fund Investment Corp.	2,099	8,551
	Japan Excellent Inc.	7,022	8,242
^	Daiwa Office Investment
	Corp.	1,669	8,111
^	AEON REIT Investment
	Corp.	7,994	8,045
	Mori Trust Sogo Reit Inc.	5,196	7,412
^	Hulic Reit Inc.	5,276	7,362

	Premier Investment Corp.	7,090	6,258
	Tokyu REIT Inc.	5,296	6,215
	Comforia Residential
	REIT Inc.	3,021	6,189
	Japan Rental Housing
	Investments Inc.	8,933	6,177
	NTT Urban Development
	Corp.	593,800	6,146
	NIPPON REIT Investment
	Corp.	2,074	5,937
^	Sekisui House Residential
	Investment Corp.	6,019	5,887
	Fukuoka REIT Corp.	4,139	5,869
	Sekisui House Reit Inc.	5,221	5,780
	LaSalle Logiport REIT	6,038	5,681
	Kenedix Retail REIT Corp.	2,752	5,431
	Ichigo Office REIT
	Investment	8,231	5,328
	MCUBS MidCity
	Investment Corp.	1,553	5,145
	Kenedix Residential
	Investment Corp.	1,882	4,821
	Heiwa Real Estate REIT
	Inc.	5,620	4,531
^	Hoshino Resorts REIT
	Inc.	934	4,498
	Ichigo Inc.	1,230,200	4,375
	Invesco Office J-Reit Inc.	4,443	4,061
^	Hankyu Reit Inc.	3,303	3,834
	Global One Real Estate
	Investment Corp.	1,152	3,790
	Daibiru Corp.	319,657	3,769
^	TOC Co. Ltd.	407,129	3,664
	Unizo Holdings Co. Ltd.	125,400	3,336
	Daikyo Inc.	166,705	3,210
	Heiwa Real Estate Co.
	Ltd.	182,732	3,188
	Mitsui Fudosan Logistics
	Park Inc.	1,019	2,979
^	Mirai Corp.	1,660	2,419
	Mori Trust Hotel Reit Inc.	1,837	2,249
	Takara Leben Co. Ltd.	450,652	2,072
	Goldcrest Co. Ltd.	87,440	1,894
^	One REIT Inc.	910	1,780
	Star Asia Investment
	Corp.	1,922	1,760
	Keihanshin Building
	Co. Ltd.	220,900	1,550
^	Starts Proceed
	Investment Corp.	1,078	1,495
	Tosei Corp.	146,900	1,447
^	Shinoken Group Co. Ltd.	56,100	1,378
	Sun Frontier Fudousan
	Co. Ltd.	106,300	1,280

16

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Sakura Sogo REIT
	Investment Corp.	1,596	1,268
^	Ichigo Hotel REIT
	Investment Corp.	1,213	1,213
^	Samty Residential
	Investment Corp.	1,420	1,102
	Nisshin Fudosan
	Co./Japan	150,800	1,061
^	SAMTY Co. Ltd.	71,900	1,024
*	Star Mica Co. Ltd.	63,200	900
	Arealink Co. Ltd.	41,500	869
	Japan Property
	Management Center
	Co. Ltd.	60,700	819
^	Ardepro Co. Ltd.	887,200	808
^	Health Care & Medical
	Investment Corp.	902	770
^	Tosei Reit Investment
	Corp.	796	737
^	Nippon Commercial
	Development Co. Ltd.	46,200	682
*	Mugen Estate Co. Ltd.	58,100	602
^	Ooedo Onsen Reit
	Investment Corp.	748	600
^	Tokyo Theatres Co. Inc.	35,401	455
^	Japan Senior Living
	Investment Corp.	360	437
			1,197,418
Malaysia (0.7%)
	IOI Properties Group
	Bhd.	11,390,000	5,358
	Sunway Bhd.	9,805,376	4,004
	SP Setia Bhd Group	4,924,960	3,808
	KLCCP Stapled Group	1,767,770	3,343
	IGB REIT	6,870,400	2,678
	Sunway REIT	6,374,634	2,589
	Mah Sing Group Bhd.	5,889,325	2,145
*	Eco World Development
	Group Bhd.	5,311,000	1,946
	UOA Development Bhd.	3,021,000	1,820
*	UEM Sunrise Bhd.	5,758,665	1,510
	Capitaland Malaysia
	Mall Trust	4,106,000	1,435
	Pavilion REIT	3,435,500	1,388
	Eastern & Oriental Bhd.	3,585,856	1,305
	Matrix Concepts
	Holdings Bhd.	2,342,728	1,245
	Axis REIT	2,857,200	1,040
*	Eco World International
	Bhd.	4,177,593	1,037
*	MKH Bhd.	1,716,000	839
*	KSL Holdings Bhd.	2,211,800	658
	LBS Bina Group Bhd.	1,329,900	603
*	Aspen Group Holdings
	Ltd.	3,278,100	517

	KIP REIT	2,237,500	492
	Titijaya Land Bhd.	689,700	249
*	YNH Property Bhd.	635,000	212
*	Sunway Bhd. Warrants	1,260,691	191
*	Eco World Development
	Group Bhd Warrants 2
	Exp. 3/26/2022	450,320	47
*	Eastern & Oriental
	Bhd Warrants
	Exp. 7/21/2019	438,840	15
*	Matrix Concepts
	Holdings Bhd.
	Warrants 7/20/2020	167,103	14
*	Mah Sing Group
	Warrants
	Expire 1/15/2026	264,345	8
*	Mah Sing Group Bhd.
	Warrants
	Exp. 3/18/2018	156,256	4
			40,500
Mexico (1.0%)
	Fibra Uno
	Administracion SA de
	CV	16,641,244	26,188
	Concentradora Fibra
	Danhos SA de CV	4,250,125	7,200
	PLA Administradora
	Industrial S de RL de
	CV	4,264,328	6,564
	Macquarie Mexico Real
	Estate Management
	SA de CV	4,495,690	5,393
	Corp Inmobiliaria Vesta
	SAB de CV	2,991,630	3,714
	Prologis Property
	Mexico SA de CV	1,894,500	3,708
2	Concentradora Fibra
	Hotelera Mexicana
	SA de CV	3,658,675	2,450
*	Grupo GICSA SA de CV	2,422,403	1,466
	Asesor de Activos
	Prisma SAPI de CV	1,727,463	1,080
	Fibra Shop Portafolios
	Inmobiliarios SAPI de
	CV	1,649,918	1,016
			58,779
Netherlands (0.5%)
	Eurocommercial
	Properties NV	263,072	10,954
	Wereldhave NV	217,427	9,884
	NSI NV	97,870	3,713
	Vastned Retail NV	84,685	3,709
			28,260

17

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
New Zealand (0.4%)
	Kiwi Property Group
	Ltd.	7,570,681	6,867
	Goodman Property
	Trust	5,463,030	4,899
	Precinct Properties
	New Zealand Ltd.	5,406,066	4,792
	Argosy Property Ltd.	4,544,525	3,220
	Vital Healthcare
	Property Trust	1,780,822	2,694
	Stride Property Group	2,009,240	2,240
^	Investore Property Ltd.	1,061,938	975
	Property for Industry
	Ltd.	2,879	3
			25,690
Norway (0.2%)
2	Entra ASA	662,863	9,123
	Selvaag Bolig ASA	221,404	808
	Olav Thon
	Eiendomsselskap ASA	194	4
			9,935
Other (0.1%) [4]
5	Vanguard REIT ETF	96,203	7,908

Philippines (1.6%)
	SM Prime Holdings
	Inc.	62,246,131	44,656
	Ayala Land Inc.	31,737,100	26,582
	Megaworld Corp.	67,907,300	7,011
	Robinsons Land Corp.	8,736,850	4,275
	Vista Land &
	Lifescapes Inc.	26,925,378	3,176
*	DoubleDragon
	Properties Corp.	3,185,340	2,499
	Filinvest Land Inc.	47,595,000	1,828
	Belle Corp.	20,105,800	1,480
*	Cebu Landmasters Inc.	3,552,644	338
			91,845
Poland (0.1%)
	Echo Polska Properties
	NV	2,011,221	3,074
	Globe Trade Centre SA	1,021,613	2,525
*	Griffin Premium RE NV	342,896	497
			6,096
Qatar (0.1%)
	Barwa Real Estate Co.	501,349	4,125
	United Development
	Co. QSC	894,163	3,268
*	Mazaya Qatar Real
	Estate Development
	QSC	249,413	558
			7,951

Russia (0.1%)
LSR Group PJSC GDR	1,116,982	3,217
Etalon Group Ltd. GDR	401,749	1,625
		4,842
Singapore (6.2%)
Global Logistic
Properties Ltd.	15,910,431	38,756
CapitaLand Ltd.	13,673,138	36,822
City Developments Ltd.	3,328,290	31,608
Ascendas REIT	12,863,061	25,863
CapitaLand Mall Trust	14,501,134	21,497
UOL Group Ltd.	2,878,778	19,091
CapitaLand
Commercial Trust	13,875,887	17,675
Suntec REIT	11,927,027	17,074
Mapletree Commercial
Trust	10,182,633	11,614
Mapletree Logistics
Trust	10,970,366	10,223
Mapletree Industrial
Trust	6,400,834	9,110
Fortune REIT	7,296,861	8,839
Keppel REIT	9,698,415	8,360
Mapletree Greater
China Commercial
Trust	9,472,778	8,166
Ascott Residence Trust	6,785,138	5,951
Frasers Centrepoint
Trust	3,067,041	4,882
Frasers Logistics &
Industrial Trust	5,892,200	4,820
CDL Hospitality Trusts	3,923,226	4,706
Parkway Life REIT	2,127,455	4,447
Yanlord Land Group Ltd.	3,342,004	4,392
Starhill Global REIT	7,311,068	4,131
Keppel DC REIT	3,823,213	3,856
OUE Hospitality Trust	6,325,700	3,734
Wing Tai Holdings Ltd.	2,060,810	3,628
CapitaLand Retail
China Trust	2,941,886	3,582
Manulife US REIT	3,676,900	3,328
Lippo Malls Indonesia
Retail Trust	10,309,506	3,292
Cache Logistics Trust	5,448,142	3,277
AIMS AMP Capital
Industrial REIT	3,071,876	3,258
Frasers Commercial
Trust	3,179,067	3,231
Frasers Centrepoint Ltd.	2,033,700	3,103
First REIT	3,049,454	3,098
GuocoLand Ltd.	1,506,877	2,645
Yoma Strategic
Holdings Ltd.	6,001,318	2,575

18

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Ascendas Hospitality
	Trust	3,926,500	2,520
	SPH REIT	3,396,400	2,492
	ESR REIT	6,116,409	2,491
	Wheelock Properties
	Singapore Ltd.	1,571,069	2,306
	Far East Hospitality
	Trust	4,248,092	2,182
^	Sinarmas Land Ltd.	5,776,600	1,800
^	GSH Corp. Ltd.	4,454,200	1,780
	Soilbuild Business
	Space REIT	3,341,860	1,619
	Sabana Shari’ah
	Compliant Industrial
	REIT	4,497,972	1,518
	United Industrial Corp.
	Ltd.	480,300	1,160
^,*	Ying Li International
	Real Estate Ltd.	5,403,400	567
	Ascendas India Trust	3,900	3
			361,072
South Africa (2.6%)
	NEPI Rockcastle plc	3,090,528	43,023
	Growthpoint Properties
	Ltd.	14,562,583	25,260
	Redefine Properties
	Ltd.	28,493,517	21,399
	Resilient REIT Ltd.	2,086,369	20,787
	Hyprop Investments
	Ltd.	1,334,055	10,026
	Vukile Property Fund
	Ltd.	4,079,616	5,691
*	Attacq Ltd.	4,030,445	5,323
	SA Corporate Real
	Estate Ltd.	13,604,578	4,607
	Arrowhead Properties
	Ltd.	5,595,191	3,150
	Emira Property Fund
	Ltd.	2,839,546	2,637
	Rebosis Property Fund
	Ltd.	3,459,688	2,619
	Delta Property Fund
	Ltd.	2,819,992	1,475
	Octodec Investments
	Ltd.	877,283	1,248
	Balwin Properties Ltd.	955,253	416
			147,661
South Korea (0.0%)
^	Dongwon Development
	Co. Ltd.	186,949	946
^	SK D&D Co. Ltd.	31,967	860
			1,806

Spain (1.1%)
	Merlin Properties
	Socimi SA	1,789,487	23,629
	Inmobiliaria Colonial SA	1,729,307	16,464
	Hispania Activos
	Inmobiliarios SOCIMI
	SA	585,875	10,110
	Axiare Patrimonio
	SOCIMI SA	361,217	6,774
	Lar Espana Real Estate
	Socimi SA	494,373	4,847
^,*	Realia Business SA	1,008,015	1,290
^,*	Quabit Inmobiliaria SA	284,320	546
			63,660
Sweden (2.0%)
	Castellum AB	1,473,501	23,644
	Fabege AB	753,748	15,915
*	Fastighets AB Balder
	Class B	525,210	13,672
^	Wallenstam AB	1,139,556	10,643
	Hufvudstaden AB
	Class A	636,805	10,479
	Hemfosa Fastigheter AB	851,516	10,345
	Wihlborgs Fastigheter
	AB	373,684	8,872
	Kungsleden AB	1,021,023	7,286
^	Klovern AB	2,901,856	3,907
	Dios Fastigheter AB	470,423	3,091
*	D Carnegie & Co. AB
	Class B	201,275	2,784
	Victoria Park AB Class B	562,027	2,074
^	Magnolia Bostad AB	82,533	700
	Sagax AB Class B	426	5
	Atrium Ljungberg AB	302	5
			113,422
Switzerland (1.3%)
	Swiss Prime Site AG	384,853	32,862
	PSP Swiss Property AG	217,757	19,167
	Allreal Holding AG	77,604	12,971
	Mobimo Holding AG	33,522	8,471
	Intershop Holding AG	8,059	3,958
	Zug Estates Holding AG
	Class B	2	3
			77,432
Taiwan (0.6%)
	Highwealth Construction
	Corp.	4,629,544	6,194
*	Ruentex Development
	Co. Ltd.	5,600,874	5,752
	Huaku Development
	Co. Ltd.	1,197,854	2,689
	Shin Kong No.1 REIT	5,241,000	2,494

19

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	Chong Hong
	Construction Co. Ltd.	994,297	2,431
	Prince Housing &
	Development Corp.	6,107,478	2,249
	Hung Sheng
	Construction Ltd.	1,994,000	1,576
*	Radium Life Tech Co.
	Ltd.	3,152,947	1,412
	Farglory Land
	Development Co. Ltd.	1,256,631	1,374
	Cathay Real Estate
	Development Co. Ltd.	2,380,100	1,330
	Kindom Construction
	Corp.	1,794,000	1,146
*	Taiwan Land
	Development Corp.	3,069,450	1,028
	Hong Pu Real Estate
	Development Co. Ltd.	1,038,194	697
	Huang Hsiang
	Construction Corp.	670,000	694
	KEE TAI Properties Co.
	Ltd.	1,967,869	685
*	Kuoyang Construction
	Co. Ltd.	1,689,665	684
	Advancetek Enterprise
	Co. Ltd.	1,103,000	665
*	Shining Building
	Business Co. Ltd.	1,725,119	598
*	ZongTai Real Estate
	Development Co. Ltd.	931,574	572
			34,270
Thailand (1.3%)
*	Central Pattana PCL	7,338,700	17,576
*	Land & Houses PCL
	(Local)	18,744,300	6,150
	CPN Retail Growth
	Leasehold Property
	Fund	9,014,210	5,920
	Tesco Lotus Retail
	Growth Freehold &
	Leasehold Property
	Fund	9,609,154	5,004
*	WHA Corp. PCL (Local)	33,741,830	3,900
*	Bangkok Land PCL
	(Local)	49,118,300	2,736
*	Supalai PCL	3,421,205	2,532
*	Origin Property PCL	3,592,899	2,230
	Samui Airport Property
	Fund Leasehold	3,059,875	2,212
	Pruksa Real Estate PCL	3,024,500	2,069
*	Quality Houses PCL	22,170,700	1,963
*	Amata Corp. PCL	2,694,500	1,744
*	IMPACT Growth REIT	3,757,800	1,596
	Platinum Group PCL	5,627,700	1,524

*	Golden Ventures
	Leasehold REIT	2,744,000	1,215
*	U City PCL	1,316,963,400	1,189
*	Ananda
	Development PCL	6,594,800	1,181
	TICON Property Fund	3,216,000	1,114
^	TICON Industrial
	Connection PCL
	NVDR	2,113,680	1,063
*	Sansiri PCL (Local)	15,027,600	1,058
	Sansiri PCL	14,694,200	1,035
*	LPN Development PCL	2,447,500	965
*	Siam Future
	Development PCL	3,772,367	824
*	Singha Estate PCL
	(Local)	6,925,636	809
*	AP Thailand PCL	3,005,350	805
*	Gland Office Leasehold
	REIT	2,054,003	711
*	Pruksa Holding PCL	898,800	683
*	Hemaraj Leasehold
	REIT	2,507,700	630
^	Univentures PCL
	(Foreign)	1,577,100	589
	WHA Corp. PCL
	(Foreign)	4,759,678	550
*	Supalai PCL Warrants
	Exp. 10/20/2018	804,901	499
^	Rojana Industrial Park
	PCL NVDR	2,602,482	474
*	TICON Industrial
	Connection PCL (Local) 861,000		433
*	Property Perfect PCL
	(Local)	14,915,800	417
	Asian Property
	Development PCL
	(Foreign)	1,513,270	406
*	Univentures PCL (Local)	1,067,500	399
*	SC Asset Corp. PCL
	(Local)	3,071,925	314
	Sansiri PCL (Foreign)	4,060,798	286
	SC Asset Corp. PCL
	(Foreign)	2,526,712	259
	Bangkok Land PCL
	(Foreign)	4,269,495	238
	CP Tower Growth
	Leasehold Property
	Fund	410,600	158
^	Land & Houses PCL
	(Foreign)	481,300	158
*	Rojana Industrial Park
	PCL	495,412	90
	Rojana Industrial Park
	PCL (Foreign)	481,328	88

20

Global ex-U.S. Real Estate Index Fund

			Market
			Value•
		Shares	($000)
	SC Asset Corp. PCL
	NVDR	831,300	85
*	WHA Corp. PCL
	Warrants
	Expire 12/31/19	108,341	32
^,*	Singha Estate PCL
	(Foreign)	253,164	30
	TICON Industrial
	Connection PCL
	(Foreign)	50,093	25
*	Raimon Land PCL
	Warrants
	Expire 6/14/18	1,271,475	3
*	Sansiri PLC Foreign
	Warrants
	Expire 11/24/17	3,159,666	1
*	Sansiri PLC NVDR
	Warrants
	Expire 11/24/17	2,936,700	1
			75,973
Turkey (0.2%)
*	Emlak Konut
	Gayrimenkul Yatirim
	Ortakligi AS	10,549,642	7,363
	Is Gayrimenkul Yatirim
	Ortakligi AS	2,518,451	882
	AKIS Gayrimenkul
	Yatirimi AS	875,671	732
	Torunlar Gayrimenkul
	Yatirim Ortakligi AS	336,025	586
			9,563
United Arab Emirates (1.2%)
	Emaar Properties PJSC	18,080,287	40,801
	Aldar Properties PJSC	16,208,390	10,515
	DAMAC Properties
	Dubai Co. PJSC	8,730,226	9,367
	Emaar Malls PJSC	10,060,606	6,315
*	Eshraq Properties Co.
	PJSC	5,355,078	1,150
*	Deyaar Development
	PJSC	6,299,477	913
	RAK Properties PJSC	4,606,518	890
			69,951
United Kingdom (6.5%)
	Land Securities Group
	plc	4,030,936	51,773
	British Land Co. plc	5,564,970	44,432
	Segro plc	5,353,872	38,651
	Hammerson plc	4,270,770	29,730
	Derwent London plc	596,726	21,209
	Shaftesbury plc	1,192,768	15,694
	Great Portland Estates
	plc	1,764,064	14,573
	Tritax Big Box REIT plc	7,319,821	14,321

	Capital & Counties
	Properties plc	4,033,937	14,265
	Intu Properties plc	4,689,270	13,462
	UNITE Group plc	1,291,294	12,063
	LondonMetric Property
	plc	3,744,216	8,767
	Grainger plc	2,245,033	8,303
	Big Yellow Group plc	801,123	8,278
	F&C Commercial
	Property Trust Ltd.	4,286,603	8,119
	Assura plc	9,767,524	7,841
	Workspace Group plc	640,430	7,530
	NewRiver REIT plc	1,613,164	7,178
	Safestore Holdings plc	1,107,149	6,541
	St. Modwen Properties
	plc	1,027,281	5,192
	Primary Health
	Properties plc	3,203,488	5,041
	UK Commercial
	Property Trust Ltd.	3,530,565	4,103
^	Hansteen Holdings plc	2,223,913	4,044
	Empiric Student
	Property plc	3,104,637	4,012
	MAS Real Estate Inc.	1,811,815	3,960
	Redefine International
	plc	6,723,647	3,316
	Picton Property Income
	Ltd.	2,859,142	3,266
	Helical plc	583,198	2,384
	Schroder REIT Ltd.	2,811,600	2,229
2	Regional REIT Ltd.	1,467,146	2,036
	Capital & Regional plc	2,543,932	1,843
	Civitas Social Housing
	plc	1,046,563	1,530
*	LXI REIT plc	1,051,190	1,457
*,2	AEW UK Long Lease
	Reit plc	433,711	594
	McKay Securities plc	1,906	6
*	Raven Russia Ltd.	8,389	5
	Daejan Holdings plc	46	4
	CLS Holdings plc	875	3
	Mucklow A & J Group
	plc	329	2
	Impact Healthcare Reit
	plc	1,597	2
	Urban & Civic plc	574	2
	U & I Group plc	691	2
*,3	Civitas Social Housing
	plc Rights
	Exp. 11/07/2017	1,543,684	—
			377,763
Total Common Stocks
(Cost $5,458,438)			5,756,674

21

Global ex-U.S. Real Estate Index Fund

Market
Value•
Shares	($000)
Temporary Cash Investments (2.6%)[1]
Money Market Fund (2.5%)
[6,7] Vanguard Market
Liquidity Fund, 1.246% 1,470,521	147,067

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
8	United States Cash
	Management Bill,
	1.029%–1.048%, 1/2/18	4,000	3,993
	United States Treasury Bill,
	1.052%, 11/24/17	200	200
8	United States Treasury Bill,
	1.169%, 3/22/18	700	696
			4,889
Total Temporary Cash Investments
(Cost $151,952)			151,956
Total Investments (102.1%)
(Cost $5,610,390)			5,908,630

Amount
($000)
Other Assets and Liabilities (-2.1%)
Other Assets
Investment in Vanguard	346
Receivables for Investment Securities Sold 4,309
Receivables for Accrued Income	16,574
Receivables for Capital Shares Issued	2,449
Variation Margin Receivable—
Futures Contracts	36
Other Assets	2,609
Total Other Assets	26,323
Liabilities
Payables for Investment Securities
Purchased	(3,154)
Collateral for Securities on Loan	(142,152)
Payables for Capital Shares Redeemed	(92)
Payables to Vanguard	(1,428)
Other Liabilities	(2,369)
Total Liabilities	(149,195)
Net Assets (100%)	5,785,758

22

Global ex-U.S. Real Estate Index Fund

At October 31, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	5,540,484
Undistributed Net Investment Income	45,146
Accumulated Net Realized Losses	(98,538)
Unrealized Appreciation (Depreciation)
Investment Securities	298,240
Futures Contracts	505
Foreign Currencies	(79)
Net Assets	5,785,758

Investor Shares—Net Assets
Applicable to 2,334,098 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	55,536
Net Asset Value Per Share—
Investor Shares	$23.79

ETF Shares—Net Assets
Applicable to 86,087,904 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,121,577
Net Asset Value Per Share—
ETF Shares	$59.49

Admiral Shares—Net Assets
Applicable to 12,562,252 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	452,912
Net Asset Value Per Share—
Admiral Shares	$36.05

Amount
($000)
Institutional Shares—Net Assets
Applicable to 1,296,553 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	155,733
Net Asset Value Per Share—
Institutional Shares	$120.11

• See Note A in Notes to Financial Statements.
^ Includes partial security positions on loan to broker-dealers.
The total value of securities on loan is $133,185,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity
markets through the use of index futures contracts. After
giving effect to futures investments, the fund’s effective
common stock and temporary cash investment positions
represent 99.9% and 2.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be sold in
transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $31,488,000, representing 0.5% of
net assets.
3 Security value determined using significant
unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard
funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
7 Includes $142,152,000 of collateral received for securities on loan.
8 Securities with a value of $946,000 have been segregated
as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

23

Global ex-U.S. Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2017	165	21,225	505

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Global ex-U.S. Real Estate Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Dividends[1,2]	163,178
Interest [2]	102
Securities Lending—Net	4,578
Total Income	167,858
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,057
Management and Administrative—Investor Shares	156
Management and Administrative—ETF Shares	2,741
Management and Administrative—Admiral Shares	319
Management and Administrative—Institutional Shares	114
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—ETF Shares	215
Marketing and Distribution—Admiral Shares	35
Marketing and Distribution—Institutional Shares	7
Custodian Fees	1,200
Auditing Fees	42
Shareholders’ Reports and Proxy—Investor Shares	9
Shareholders’ Reports and Proxy—ETF Shares	716
Shareholders’ Reports and Proxy—Admiral Shares	15
Shareholders’ Reports and Proxy—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	6,638
Net Investment Income	161,220
Realized Net Gain (Loss)
Investment Securities Sold [2]	46,163
Futures Contracts	4,009
Foreign Currencies	(471)
Realized Net Gain (Loss)	49,701
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	488,321
Futures Contracts	614
Foreign Currencies	356
Change in Unrealized Appreciation (Depreciation)	489,291
Net Increase (Decrease) in Net Assets Resulting from Operations	700,212

1 Dividends are net of foreign withholding taxes of $12,536,000.
2 Dividend income, interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $317,000, $87,000, ($214,000), and ($111,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

25

Global ex-U.S. Real Estate Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	161,220	129,127
Realized Net Gain (Loss)	49,701	(31,723)
Change in Unrealized Appreciation (Depreciation)	489,291	3,273
Net Increase (Decrease) in Net Assets Resulting from Operations	700,212	100,677
Distributions
Net Investment Income
Investor Shares	(2,179)	(1,787)
ETF Shares	(142,965)	(110,683)
Admiral Shares	(14,861)	(11,538)
Institutional Shares	(6,531)	(5,506)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(166,536)	(129,514)
Capital Share Transactions
Investor Shares	(10,258)	1,259
ETF Shares	1,045,850	531,472
Admiral Shares	33,006	25,946
Institutional Shares	(29,219)	(2,165)
Net Increase (Decrease) from Capital Share Transactions	1,039,379	556,512
Total Increase (Decrease)	1,573,055	527,675
Net Assets
Beginning of Period	4,212,703	3,685,028
End of Period[1]	5,785,758	4,212,703
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $45,146,000 and $20,409,000.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Global ex-U.S. Real Estate Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.35	$21.44	$22.63	$23.06	$21.04
Investment Operations
Net Investment Income	.711[1]	.655[1]	.683	. 944	.685[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	2.530	(.088)	(1.103)	(.443)	2.321
Total from Investment Operations	3.241	.567	(.420)	.501	3.006
Distributions
Dividends from Net Investment Income	(. 801)	(. 657)	(.770)	(. 931)	(. 986)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 801)	(. 657)	(.770)	(. 931)	(. 986)
Net Asset Value, End of Period	$23.79	$21.35	$21.44	$22.63	$23.06

Total Return[3]	15.88%	2.72%	-1.82%	2.41%	14.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$59	$58	$51	$156
Ratio of Total Expenses to Average Net Assets	0.34%	0.35%	0.36%	0.37%	0.40%
Ratio of Net Investment Income to
Average Net Assets	3.24%	3.10%	2.97%	4.10%	2.95%
Portfolio Turnover Rate [4]	6%	7%	12%	8%	8%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.02.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Global ex-U.S. Real Estate Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$53.35	$53.58	$56.54	$57.64	$52.60
Investment Operations
Net Investment Income	1.900[1]	1.752[1]	1.802	2.437	1.713[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	6.325	(.241)	(2.747)	(1.120)	5.869
Total from Investment Operations	8.225	1.511	(.945)	1.317	7.582
Distributions
Dividends from Net Investment Income	(2.085)	(1.741)	(2.015)	(2.417)	(2.542)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.085)	(1.741)	(2.015)	(2.417)	(2.542)
Net Asset Value, End of Period	$59.49	$53.35	$53.58	$56.54	$57.64

Total Return	16.13%	2.92%	-1.66%	2.51%	14.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,122	$3,616	$3,111	$2,203	$1,306
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.18%	0.24%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.44%	3.30%	3.15%	4.23%	3.08%
Portfolio Turnover Rate [3]	6%	7%	12%	8%	8%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.02.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$32.33	$32.47	$34.27	$34.92	$31.87
Investment Operations
Net Investment Income	1.141[1]	1.058[1]	1.090	1.466	1.012[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	3.844	(.139)	(1.673)	(.661)	3.580
Total from Investment Operations	4.985	.919	(.583)	.805	4.592
Distributions
Dividends from Net Investment Income	(1.265)	(1.059)	(1.217)	(1.455)	(1.542)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.265)	(1.059)	(1.217)	(1.455)	(1.542)
Net Asset Value, End of Period	$36.05	$32.33	$32.47	$34.27	$34.92

Total Return[3]	16.15%	2.91%	-1.66%	2.55%	14.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$453	$373	$349	$296	$117
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.18%	0.24%	0.27%
Ratio of Net Investment Income to
Average Net Assets	3.44%	3.30%	3.15%	4.23%	3.08%
Portfolio Turnover Rate [4]	6%	7%	12%	8%	8%

Signal Shares were renamed Admiral Shares in October 2013.
1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.00, $.00, $.00, and $.01.
3 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Global ex-U.S. Real Estate Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$107.71	$108.17	$114.14	$116.37	$106.19
Investment Operations
Net Investment Income	3.889[1]	3.559[1]	3.657	4.954	3.407[1]
Net Realized and Unrealized Gain (Loss)
on Investments [2]	12.741	(.483)	(5.541)	(2.273)	11.930
Total from Investment Operations	16.630	3.076	(1.884)	2.681	15.337
Distributions
Dividends from Net Investment Income	(4.230)	(3.536)	(4.086)	(4.911)	(5.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.230)	(3.536)	(4.086)	(4.911)	(5.157)
Net Asset Value, End of Period	$120.11	$107.71	$108.17	$114.14	$116.37

Total Return[3]	16.17%	2.93%	-1.61%	2.55%	14.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$156	$165	$167	$176	$92
Ratio of Total Expenses to Average Net Assets	0.12%	0.13%	0.16%	0.22%	0.24%
Ratio of Net Investment Income to
Average Net Assets	3.46%	3.32%	3.17%	4.25%	3.11%
Portfolio Turnover Rate [4]	6%	7%	12%	8%	8%

1 Calculated based on average shares outstanding.
2 Includes increases from purchase and redemption fees of $.00, $.01, $.00, $.00, and $.07.
3 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Global ex-U.S. Real Estate Index Fund

Notes to Financial Statements

Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of

31

Global ex-U.S. Real Estate Index Fund

an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearing-house is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counter-parties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn

32

Global ex-U.S. Real Estate Index Fund

amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $346,000, representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

33

Global ex-U.S. Real Estate Index Fund

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	255,817	5,498,653	2,204
Temporary Cash Investments	147,067	4,889	—
Futures Contracts—Assets[1]	36	—	—
Total	402,920	5,503,542	2,204
1 Represents variation margin on the last day of the reporting period.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended October 31, 2017, the fund realized net foreign currency losses of $471,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income. Certain of the fund’s investments are in securities considered to be passive foreign investment companies, for which any unrealized appreciation and/or realized gains are required to be included in distributable net income for tax purposes. During the year ended October 31, 2017, the fund realized gains on the sale of passive foreign investment companies of $30,527,000, which have been included in current and prior periods’ taxable income; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income. Passive foreign investment companies held at October 31, 2017, had unrealized appreciation of $80,637,000.

During the year ended October 31, 2017, the fund realized $30,225,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at October 31, 2017, the fund had $126,851,000 of ordinary income available for distribution. At October 31, 2017, the fund had available capital losses totaling $98,031,000 to offset future net capital gains. Of this amount, $1,948,000 is subject to expiration on October 31, 2019. Capital losses of $96,083,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At October 31, 2017, the cost of investment securities for tax purposes was $5,691,027,000. Net unrealized appreciation of investment securities for tax purposes was $217,603,000, consisting of unrealized gains of $608,045,000 on securities that had risen in value since their purchase and $390,442,000 in unrealized losses on securities that had fallen in value since their purchase.

34

Global ex-U.S. Real Estate Index Fund

E. During the year ended October 31, 2017, the fund purchased $1,861,900,000 of investment securities and sold $821,736,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,397,658,000 and $524,230,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	9,645	443	9,439	444
Issued in Lieu of Cash Distributions	1,894	94	1,605	76
Redeemed [2]	(21,797)	(968)	(9,785)	(462)
Net Increase (Decrease)—Investor Shares	(10,258)	(431)	1,259	58
ETF Shares
Issued[1]	1,594,745	29,212	623,142	11,610
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed [2]	(548,895)	(10,900)	(91,670)	(1,900)
Net Increase (Decrease)—ETF Shares	1,045,850	18,312	531,472	9,710
Admiral Shares
Issued[1]	96,042	2,884	69,738	2,160
Issued in Lieu of Cash Distributions	12,797	417	9,885	310
Redeemed [2]	(75,833)	(2,272)	(53,677)	(1,680)
Net Increase (Decrease)—Admiral Shares	33,006	1,029	25,946	790
Institutional Shares
Issued[1]	35,925	321	8,742	83
Issued in Lieu of Cash Distributions	4,242	41	3,610	34
Redeemed [2]	(69,386)	(595)	(14,517)	(132)
Net Increase (Decrease) —Institutional Shares	(29,219)	(233)	(2,165)	(15)
1 Includes purchase fees for fiscal 2017 and 2016 of $495,000 and $266,000, respectively (fund totals).
2 Net of redemption fees for fiscal 2017 and 2016 of $251,000 and $170,000, respectively (fund totals).

At October 31, 2017, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

35

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Global ex-U.S. Real Estate Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2017

Special 2017 tax information (unaudited) for Vanguard Global ex-U.S. Real Estate Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $27,206,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $158,714,000 and foreign taxes paid of $12,319,000. Shareholders will receive more detailed information with their Form 1099-DIV in
January 2017 to determine the calendar-year amounts to be included on their 2016 tax returns.

36

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2017. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Global ex-U.S. Real Estate Index Fund Investor Shares
Periods Ended October 31, 2017

			Since
	One	Five	Inception
	Year	Years	(11/1/2010)
Returns Before Taxes	15.32%	6.44%	6.14%
Returns After Taxes on Distributions	13.63	4.98	4.86
Returns After Taxes on Distributions and Sale of Fund Shares	8.73	4.41	4.29

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions.

37

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

38

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global ex-U.S. Real Estate Index Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,122.63	$1.77
ETF Shares	1,000.00	1,123.48	0.70
Admiral Shares	1,000.00	1,123.74	0.59
Institutional Shares	1,000.00	1,123.67	0.70
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.54	$1.68
ETF Shares	1,000.00	1,024.55	0.66
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.55	0.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.33% for Investor Shares, 0.13% for ETF Shares, 0.13% for Admiral Shares, and 0.11% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

39

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments. This yield may include some payments that represent a return of capital, capital gains distributions, or both by the underlying stocks.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

40

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

41

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q7380 122017

Annual Report | October 31, 2017

Vanguard Emerging Markets Stock
Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	6
Performance Summary.	8
Financial Statements.	11
Your Fund’s After-Tax Returns.	38
About Your Fund’s Expenses.	39
Glossary.	41

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• Global stocks rallied in the 12 months ended October 31, 2017, amid a broad-based expansion featuring economic growth, supportive monetary policy, and benign inflation. Emerging markets stocks lagged overall global returns a bit but still performed strongly.

• For the fiscal year, Vanguard Emerging Markets Stock Index Fund returned about 21%, in line with the fund’s target index but behind the average return of its peer funds.

• China, Taiwan, India, and Brazil, the index’s largest country allocations, posted strong returns.

• All ten of the fund’s industry sectors produced positive performance, with financials, technology, oil and gas, and basic materials performing best.

• For the ten years ended October 31, 2017, the fund returned –0.11%, lagging its benchmark index but ahead of its peer funds.

Total Returns: Fiscal Year Ended October 31, 2017
Total
Returns
Vanguard Emerging Markets Stock Index Fund
Investor Shares	20.76%
FTSE Emerging Markets ETF Shares
Market Price	21.22
Net Asset Value	20.98
Admiral™ Shares	21.00
Institutional Shares	21.06
Institutional Plus Shares	21.04
FTSE Emerging Markets All Cap China A Inclusion Index	20.71
Emerging Markets Funds Average	23.24

Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Total Returns: Ten Years Ended October 31, 2017
Average
Annual Return
Emerging Markets Stock Index Fund Investor Shares	-0.11%
Spliced Emerging Markets Index	0.28
Emerging Markets Funds Average	-0.49

For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Plus Shares	Average
Emerging Markets Stock
Index Fund	0.32%	0.14%	0.14%	0.11%	0.09%	1.50%

The fund expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year
For the fiscal year ended October 31, 2017, the fund’s expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets
ETF Shares, 0.14% for Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: Emerging Markets Funds.

2

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

When I find outstanding products or services, I’m likely to be loyal to them. And my loyalty usually gets rewarded as I experience consistently high quality––whether it’s from a favorite restaurant or a favorite author. What’s past, in most cases, is prologue.

As tempting as it is to apply this rationale to investing—for example, if technology stocks have done well this year, they’re bound to do well the next—it’s not all that helpful and can actually be counterproductive. You’ve heard it many times: Past performance cannot be used to predict future returns.

Taking a new approach

The caution about past performance is so familiar that investors are apt to treat it as mere background noise. That’s why past-performance bias merited a fresh look from Vanguard’s Investment Strategy Group, which tackled the issue last year in a research paper. (I encourage you to read the full paper, Reframing Investor Choices: Right Mindset, Wrong Market, at vanguard.com/research.)

Our strategists were hardly the first to delve into the topic, but they approached it in a new way. They started with the premise that it’s perfectly understandable for investors to lean heavily on past performance, because that works well in many areas of life. After all, as the paper describes, in lots of other industries and realms, performance from one time period

3

to another is extremely consistent. The researchers looked at everything from cars to fine restaurants to heart surgeons, and in all these examples, past performance was a good predictor of later outcomes.

It’s different with investing

In a nutshell, our brains typically are rewarded and our satisfaction is boosted when we use past performance as a guide for navigating decisions, big and small. But when applied to investing, this method breaks down.

Why? Among other reasons, top-performing asset classes one year tend not to repeat as leaders the next. Strong past performance leads to higher valuations, making an investment, all else being equal, less attractive in the future. The data are quite overwhelming in this regard.

By allowing past performance to inform their decisions, individual and institutional investors inadvertently end up as momentum investors, putting them on a treadmill of buying high and selling low.

A path to better decision-making

Of course, many investors are already aware of the pitfalls of projecting past performance into the future. The real question is, what can we all do about it? What does it take to go from having a general awareness to actually changing our behavior?

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2017
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	23.67%	10.58%	15.18%
Russell 2000 Index (Small-caps)	27.85	10.12	14.49
Russell 3000 Index (Broad U.S. market)	23.98	10.53	15.12
FTSE All-World ex US Index (International)	23.48	6.12	7.67

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	0.90%	2.40%	2.04%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	2.19	3.04	3.00
Citigroup Three-Month U.S. Treasury Bill Index	0.71	0.31	0.20

CPI
Consumer Price Index	2.04%	1.28%	1.29%

4

Acknowledging that such change isn’t easy, our strategists offered a few ideas for reframing how investors approach their decisions. These recommendations were targeted at advisors working with clients, but they apply equally to individuals and institutions:

• Educate yourself. The more investors understand why a method that works so well in other areas of life—relying on past performance to drive decisions—doesn’t carry over to investing, the better off they’ll be.

• Be disciplined. The bias toward past performance is ingrained in everybody, professionals included, and shifting away from it can be difficult. But the long-term benefits make the effort worthwhile.

• Focus on what you can control. It’s always most constructive for investors to concentrate on what’s actually within their control, such as setting goals, following long-term portfolio construction principles, selecting low-cost investments, and rebalancing periodically.

Here’s to keeping the past in the rearview mirror. And, as always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
November 14, 2017

5

Emerging Markets Stock Index Fund

Fund Profile
As of October 31, 2017

Share-Class Characteristics
FTSE
Emerging
	Investor	Markets ETF	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Shares	Plus Shares
Ticker Symbol	VEIEX	VWO	VEMAX	VEMIX	VEMRX
Expense Ratio[1]	0.32%	0.14%	0.14%	0.11%	0.09%

Portfolio Characteristics
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Number of Stocks	4,718	4,032	5,902
Median Market Cap	$15.8B	$15.9B	$26.5B
Price/Earnings Ratio	15.2x	15.1x	16.1x
Price/Book Ratio	1.8x	1.8x	1.7x
Return on Equity	15.6%	15.6%	12.0%
Earnings Growth Rate	10.9%	11.4%	7.2%
Dividend Yield	2.4%	2.4%	2.7%
Turnover Rate	6%	—	—
Short-Term Reserves	-0.2%	—	—

Sector Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets All	FTSE
		Cap	Global
		China A	All Cap
		Inclusion	ex US
	Fund	Index	Index
Basic Materials	7.4%	7.4%	7.9%
Consumer Goods	9.9	9.8	16.2
Consumer Services	8.8	8.9	8.1
Financials	28.8	28.8	25.6
Health Care	2.9	2.9	7.1
Industrials	11.8	11.9	15.4
Oil & Gas	7.4	7.4	6.2
Technology	14.6	14.5	6.5
Telecommunications	4.9	4.9	3.8
Utilities	3.5	3.5	3.2

Sector categories are based on the Industry Classification
Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

Volatility Measures
	Spliced	FTSE Global
	Emerging	All Cap ex US
	Mkts Index	Index
R-Squared	0.99	0.73
Beta	0.98	1.08

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

1 The expense ratios shown are from the prospectus dated February 24, 2017, and represent estimated costs for the current fiscal year. For the fiscal year ended October 31, 2017, the expense ratios were 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for
Admiral Shares, 0.11% for Institutional Shares, and 0.09% for Institutional Plus Shares.

6

Emerging Markets Stock Index Fund

Ten Largest Holdings (% of total net assets)
Tencent Holdings Ltd.	Internet	4.6%
Taiwan Semiconductor
Manufacturing Co. Ltd.	Semiconductors	3.8
Naspers Ltd.	Broadcasting &
	Entertainment	2.0
China Construction Bank
Corp.	Banks	1.6
Industrial & Commercial
Bank of China Ltd.	Banks	1.2
Hon Hai Precision	Electrical
Industry Co. Ltd.	Components &
	Equipment	1.1
China Mobile Ltd.	Mobile
	Telecommunications	1.0
Alibaba Group Holding	Specialized
Ltd.	Consumer Services	1.0
Ping An Insurance Group
Co. of China Ltd.	Life Insurance	0.9
Reliance Industries Ltd.	Exploration &
	Production	0.9
Top Ten		18.1%
The holdings listed exclude any temporary cash investments and equity index products.

Market Diversification (% of equity exposure)
		FTSE
		Emerging
		Markets	FTSE
		All Cap	Global
		China A	All Cap ex
		Inclusion	US
	Fund	Index	Index
Europe	0.5%	0.4%	43.6%
Pacific	0.0%	0.0%	29.6%
Emerging Markets
China	31.5%	31.4%	5.5%
Taiwan	15.3	15.4	3.2
India	12.0	12.0	2.5
Brazil	8.1	8.1	1.7
South Africa	7.1	7.1	1.5
Thailand	3.9	3.9	0.8
Russia	3.6	3.6	0.8
Mexico	3.5	3.5	0.8
Malaysia	3.2	3.2	0.7
Indonesia	2.4	2.4	0.5
Philippines	1.6	1.6	0.3
Poland	1.5	1.5	0.3
Chile	1.4	1.4	0.3
Turkey	1.2	1.2	0.3
Other	3.2	3.3	0.7
Subtotal	99.5%	99.6%	19.9%
North America	0.0%	0.0%	6.6%
Middle East	0.0%	0.0%	0.3%

7

Emerging Markets Stock Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2007, Through October 31, 2017
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended October 31, 2017
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Emerging Markets Stock Index
	Fund*Investor Shares	20.76%	4.01%	-0.11%	$9,893
• • • • • • • •	Spliced Emerging Markets Index	20.71	4.17	0.28	10,283

– – – –	Emerging Markets Funds Average	23.24	4.21	-0.49	9,522
	FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490
For a benchmark description, see the Glossary.
Emerging Markets Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
FTSE Emerging Markets
ETF Shares Net Asset Value	20.98%	4.21%	0.05%	$10,051
Spliced Emerging Markets Index	20.71	4.17	0.28	10,283
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

See Financial Highlights for dividend and capital gains information.

8

Emerging Markets Stock Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2017

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund Admiral
Shares	21.00%	4.20%	0.05%	$10,047
Spliced Emerging Markets Index	20.71	4.17	0.28	10,283
FTSE Global All Cap ex US Index	23.52	7.79	1.40	11,490

				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Emerging Markets Stock Index Fund
Institutional Shares	21.06%	4.23%	0.09%	$5,047,042

Spliced Emerging Markets Index	20.71	4.17	0.28	5,141,363

FTSE Global All Cap ex US Index	23.52	7.79	1.40	5,744,800

			Since	Final Value
	One	Five	Inception	of a $100,000,000
	Year	Years	(12/15/2010)	Investment
Emerging Markets Stock Index Fund
Institutional Plus Shares	21.04%	4.25%	2.03%	$114,817,437
Spliced Emerging Markets Index	20.71	4.17	1.99	114,525,137
FTSE Global All Cap ex US Index	23.52	7.79	5.21	141,799,607
"Since Inception" performance is calculated from the Institutional Plus Shares’ inception date for both the fund and its comparative standards.

Cumulative Returns of ETF Shares: October 31, 2007, Through October 31, 2017
	One	Five	Ten
	Year	Years	Years
FTSE Emerging Markets ETF Shares Market Price	21.22%	23.82%	0.40%
FTSE Emerging Markets ETF Shares Net Asset
Value	20.98	22.88	0.51
Spliced Emerging Markets Index	20.71	22.66	2.83

9

Emerging Markets Stock Index Fund

Fiscal-Year Total Returns (%): October 31, 2007, Through October 31, 2017

For a benchmark description, see the Glossary.

Average Annual Total Returns: Periods Ended September 30, 2017
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	5/4/1994	18.63%	3.42%	0.82%
FTSE Emerging Markets ETF
Shares	3/4/2005
Market Price		18.63	3.74	1.03
Net Asset Value		18.86	3.61	0.97
Admiral Shares	6/23/2006	18.85	3.60	0.97
Institutional Shares	6/22/2000	18.93	3.64	1.02
Institutional Plus Shares	12/15/2010	18.92	3.65	1.69[1]
1 Return since inception.

10

Emerging Markets Stock Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of October 31, 2017

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Brazil
Ambev SA	60,008,599	383,389	0.4%
Itau Unibanco Holding SA Preference Shares	25,640,761	329,592	0.4%
Itau Unibanco Holding SA ADR	25,660,317	328,709	0.4%
Vale SA	32,160,777	315,581	0.3%
Banco Bradesco SA Preference Shares	29,086,294	308,352	0.3%
* Petroleo Brasileiro SA	49,737,422	264,857	0.3%
Banco Bradesco SA ADR	23,433,940	247,697	0.3%
B3 SA - Brasil Bolsa Balcao	33,747,655	246,559	0.3%
CPFL Energia SA	5,302,334	44,574	0.1%
CPFL Energia SA ADR	569,463	9,539	0.0%
1 Brazil—Other †		4,622,205	5.2%
		7,101,054	8.0%

Chile †		1,260,539	1.4%

China
Tencent Holdings Ltd.	91,724,377	4,122,562	4.6%
China Construction Bank Corp.	1,540,934,319	1,377,157	1.6%
Industrial & Commercial Bank of China Ltd.	1,372,055,862	1,091,697	1.2%
China Mobile Ltd.	90,496,243	910,245	1.0%
* Alibaba Group Holding Ltd. ADR	4,560,653	843,219	1.0%
Ping An Insurance Group Co. of China Ltd.	90,814,158	798,070	0.9%
Bank of China Ltd.	1,334,182,694	666,775	0.8%
China Life Insurance Co. Ltd. (XHKG)	129,349,554	428,833	0.5%
CNOOC Ltd.	274,914,831	375,367	0.4%
China Petroleum & Chemical Corp.	451,502,367	331,547	0.4%
China Merchants Bank Co. Ltd.	75,246,049	287,339	0.3%
* Baidu Inc. ADR	1,118,317	272,802	0.3%
Geely Automobile Holdings Ltd.	83,555,420	259,095	0.3%

11

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Pacific Insurance Group Co. Ltd.	48,129,091	237,652	0.3%
	PetroChina Co. Ltd.	360,701,980	235,791	0.3%
	Agricultural Bank of China Ltd.	485,264,645	228,556	0.3%
	China Overseas Land & Investment Ltd.	67,212,441	218,240	0.3%
	PICC Property & Casualty Co. Ltd.	78,514,295	155,811	0.2%
	China Shenhua Energy Co. Ltd.	61,592,901	147,347	0.2%
	China Resources Land Ltd.	47,545,220	141,898	0.2%
*	China Unicom Hong Kong Ltd.	95,069,520	134,890	0.2%
	CITIC Ltd.	84,895,365	124,366	0.2%
	China Telecom Corp. Ltd.	240,593,045	120,657	0.1%
	China Communications Construction Co. Ltd.	82,136,003	99,762	0.1%
	China CITIC Bank Corp. Ltd.	137,192,164	88,399	0.1%
	China Taiping Insurance Holdings Co. Ltd.	26,252,968	86,576	0.1%
	Sinopharm Group Co. Ltd.	18,908,700	84,664	0.1%
	China Resources Beer Holdings Co. Ltd.	29,273,005	84,483	0.1%
	CRRC Corp. Ltd.	79,212,277	78,160	0.1%
	Dongfeng Motor Group Co. Ltd.	50,328,012	69,085	0.1%
	China Everbright International Ltd.	48,522,000	68,458	0.1%
	China Merchants Port Holdings Co. Ltd.	21,219,610	66,379	0.1%
1	People’s Insurance Co. Group of China Ltd.	137,688,000	65,534	0.1%
	China Resources Power Holdings Co. Ltd.	33,933,184	65,256	0.1%
	China Cinda Asset Management Co. Ltd.	166,239,774	64,600	0.1%
1	Postal Savings Bank of China Co. Ltd.	101,037,029	61,016	0.1%
	China Railway Group Ltd.	72,811,789	58,526	0.1%
1	China Galaxy Securities Co. Ltd.	65,403,370	57,062	0.1%
1	CGN Power Co. Ltd.	183,451,878	53,892	0.1%
*	Zhuzhou CRRC Times Electric Co. Ltd.	9,094,500	53,230	0.1%
	China State Construction International Holdings Ltd.	36,690,731	51,553	0.1%
	China Resources Gas Group Ltd.	14,052,100	51,473	0.1%
	Kunlun Energy Co. Ltd.	54,193,230	50,258	0.1%
1	China Huarong Asset Management Co. Ltd.	101,443,000	47,719	0.1%
	China Railway Construction Corp. Ltd.	37,031,265	46,505	0.1%
	China Longyuan Power Group Corp. Ltd.	61,018,660	45,251	0.1%
	Beijing Capital International Airport Co. Ltd.	27,190,856	44,651	0.1%
	Industrial & Commercial Bank of China Ltd. Class A	42,933,779	39,517	0.1%
	China Jinmao Holdings Group Ltd.	85,874,094	38,592	0.1%
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	34,217	0.0%
	China Oilfield Services Ltd.	33,177,800	29,453	0.0%
	Air China Ltd.	30,238,748	28,833	0.0%
	China Everbright Bank Co. Ltd.	58,005,472	27,381	0.0%
	AviChina Industry & Technology Co. Ltd.	44,907,000	26,083	0.0%
	Huaneng Renewables Corp. Ltd.	75,438,000	25,943	0.0%
	China Resources Cement Holdings Ltd.	36,216,686	24,479	0.0%
	China Southern Airlines Co. Ltd.	32,858,000	24,293	0.0%
	Bank of China Ltd. Class A	40,474,400	24,068	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	15,136,895	21,712	0.0%
	China Yangtze Power Co. Ltd. Class A	8,999,991	21,607	0.0%
1	Sinopec Engineering Group Co. Ltd.	24,037,772	20,620	0.0%
	China Agri-Industries Holdings Ltd.	41,243,961	20,157	0.0%
^,1	China Railway Signal & Communication Corp. Ltd.	25,231,400	19,870	0.0%
^	China Coal Energy Co. Ltd.	41,511,340	19,012	0.0%
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	19,005	0.0%
	Metallurgical Corp. of China Ltd.	56,592,937	18,733	0.0%
	China National Materials Co. Ltd.	26,758,000	18,505	0.0%

12

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Reinsurance Group Corp.	82,929,000	18,407	0.0%
	China Power International Development Ltd.	55,858,469	17,759	0.0%
	Sinotrans Ltd.	36,153,000	17,379	0.0%
^	Angang Steel Co. Ltd.	18,795,312	16,476	0.0%
	Agricultural Bank of China Ltd. Class A (XSSC)	29,002,995	16,366	0.0%
	China Life Insurance Co. Ltd. Class A	3,313,498	15,705	0.0%
	China Eastern Airlines Corp. Ltd.	30,046,000	15,261	0.0%
	Huadian Fuxin Energy Corp. Ltd.	54,275,852	14,133	0.0%
	China Merchants Shekou Industrial Zone Holdings
	Co. Ltd. Class A (XSHE)	5,050,130	13,843	0.0%
	China Petroleum & Chemical Corp. Class A	15,039,519	13,558	0.0%
	CRRC Corp. Ltd. Class A (XSSC)	7,637,270	13,200	0.0%
*	China United Network Communications Ltd. Class A (XSSC)	10,505,024	12,122	0.0%
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	11,602	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,796	11,011	0.0%
	Sinopec Kantons Holdings Ltd.	16,495,000	10,687	0.0%
	China BlueChemical Ltd.	35,477,795	10,605	0.0%
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	10,337	0.0%
	China Everbright Bank Co. Ltd. Class A (XSSC)	16,766,403	10,223	0.0%
	China Foods Ltd.	15,615,506	9,877	0.0%
	PetroChina Co. Ltd. Class A	7,896,690	9,861	0.0%
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,866	0.0%
	China Machinery Engineering Corp.	13,690,639	8,394	0.0%
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	8,218	0.0%
	China CITIC Bank Corp. Ltd. Class A (XSSC)	8,660,118	8,128	0.0%
	Daqin Railway Co. Ltd. Class A (XSSC)	5,852,648	8,041	0.0%
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,696,000	8,010	0.0%
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,941	0.0%
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,389,277	7,933	0.0%
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	7,845	0.0%
*,^	Sinopec Oilfield Service Corp.	42,868,000	7,372	0.0%
	China Railway Group Ltd. Class A (XSSC)	5,430,414	7,337	0.0%
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,112,916	7,216	0.0%
	Harbin Electric Co. Ltd.	15,020,000	7,072	0.0%
*,^	Sinofert Holdings Ltd.	39,864,000	7,057	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,183,415	6,848	0.0%
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	6,705	0.0%
^	China Overseas Property Holdings Ltd.	27,640,092	6,666	0.0%
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,622	0.0%
	China National Nuclear Power Co. Ltd. Class A	5,319,107	6,254	0.0%
^	Dah Chong Hong Holdings Ltd.	12,307,000	5,777	0.0%
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	5,622	0.0%
	China International Travel Service Corp. Ltd. Class A (XSSC)	843,736	5,268	0.0%
^	CITIC Resources Holdings Ltd.	47,873,345	5,222	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	5,215	0.0%
*	China United Network Communications Ltd. Class A (XSHG)	4,397,800	5,075	0.0%
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	5,065	0.0%
	Sinotrans Shipping Ltd.	17,586,500	5,027	0.0%
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	5,005	0.0%
	Poly Culture Group Corp. Ltd.	1,955,900	4,707	0.0%
	Air China Ltd. Class A (XSHG)	3,077,214	4,408	0.0%
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,389	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	4,274	0.0%

13

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	China Resources Sanjiu Medical & Pharmaceutical Co.
	Ltd. Class A	974,679	4,149	0.0%
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,083	0.0%
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	3,875	0.0%
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	3,696	0.0%
*	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,596	0.0%
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,454	0.0%
*	China Power Clean Energy Development Co. Ltd.	5,746,000	3,442	0.0%
	Unisplendour Corp. Ltd. Class A (XSEC)	358,505	3,419	0.0%
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	3,331	0.0%
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	3,230	0.0%
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	3,114	0.0%
	China Construction Bank Corp. Class A	2,843,388	3,072	0.0%
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	2,980	0.0%
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,872	0.0%
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,869	0.0%
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,869	0.0%
	Inner Mongolia MengDian HuaNeng Thermal Power Corp.
	Ltd. Class A (XSSC)	5,879,228	2,697	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,605	0.0%
	Bluestar Adisseo Co. Class A	1,491,041	2,550	0.0%
	Cinda Real Estate Co. Ltd. Class A (XSSC)	2,798,896	2,547	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,523	0.0%
	AECC Aviation Power Co. Ltd. Class A (XSSC)	544,366	2,499	0.0%
	China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,423	0.0%
	Unisplendour Corp. Ltd. Class A (XSHE)	252,659	2,410	0.0%
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	2,287	0.0%
	Sinoma Science & Technology Co. Ltd. Class A	515,740	2,259	0.0%
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	1,371,348	2,244	0.0%
	China CAMC Engineering Co. Ltd. Class A	664,318	2,165	0.0%
	Angang Steel Co. Ltd. Class A	2,266,055	2,136	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	2,006	0.0%
	China Galaxy Securities Co. Ltd. Class A	995,320	1,957	0.0%
*,^	China Chengtong Development Group Ltd.	26,228,000	1,952	0.0%
	Norinco International Cooperation Ltd. Class A	483,900	1,820	0.0%
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,791	0.0%
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,787	0.0%
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,767	0.0%
	China Resources Double Crane Pharmaceutical Co. Ltd.
	Class A (XSHG)	511,285	1,752	0.0%
*	China CSSC Holdings Ltd. Class A (XSSC)	460,980	1,716	0.0%
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	1,650	0.0%
	Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,524	0.0%
	China Communications Construction Co. Ltd. Class A	669,000	1,523	0.0%
^	China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,491	0.0%
^	China Merchants Land Ltd.	7,872,000	1,484	0.0%
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,455	0.0%
	North Electro-Optic Co. Ltd. Class A	494,561	1,449	0.0%
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,443	0.0%
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,423	0.0%
*	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,417	0.0%
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	1,402	0.0%
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,384	0.0%
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,340	0.0%

14

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,320	0.0%
China Resources Double Crane Pharmaceutical Co.
Ltd. Class A (XSSC)	383,626	1,314	0.0%
China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,295	0.0%
SDIC Essence Holdings Co. Ltd. Class A (XSSC)	559,500	1,290	0.0%
* Sinopec Oilfield Equipment Corp. Class A	748,494	1,283	0.0%
Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	1,273	0.0%
Sinochem International Corp. Class A (XSSC)	794,851	1,213	0.0%
Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,213	0.0%
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,207	0.0%
Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,188	0.0%
Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,175	0.0%
Inner Mongolia MengDian HuaNeng Thermal Power
Corp. Ltd. Class A (XSHG)	2,555,201	1,172	0.0%
Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,171	0.0%
Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,163	0.0%
China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,141	0.0%
Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,087	0.0%
China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	370,713	1,075	0.0%
* FAW CAR Co. Ltd. Class A	589,943	1,074	0.0%
East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,061	0.0%
Daye Special Steel Co. Ltd. Class A	556,300	1,037	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,018	0.0%
SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	1,013	0.0%
* Lanpec Technologies Ltd. Class A	638,300	985	0.0%
Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	981	0.0%
Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	979	0.0%
* Minmetals Development Co. Ltd. Class A (XSHG)	508,486	970	0.0%
Minmetals Land Ltd.	6,472,000	963	0.0%
* China CSSC Holdings Ltd. Class A (XSHG)	249,270	928	0.0%
Heilongjiang Agriculture Co. Ltd. Class A	517,150	923	0.0%
China Spacesat Co. Ltd. Class A (XSHG)	226,387	917	0.0%
China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	907	0.0%
Jihua Group Corp. Ltd. Class A (XSHG)	768,000	906	0.0%
Air China Ltd. Class A (XSSC)	630,438	903	0.0%
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	878	0.0%
AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	535,830	877	0.0%
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	874	0.0%
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	860	0.0%
China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	846	0.0%
Sichuan Chengfei Integration Technology Corp. Class A	216,379	817	0.0%
* Shanghai Potevio Co. Ltd. Class A	404,003	804	0.0%
Guodian Nanjing Automation Co. Ltd. Class A	851,900	802	0.0%
CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	794	0.0%
China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	773	0.0%
Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	762	0.0%
Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	752	0.0%
* China First Heavy Industries Class A (XSHG)	1,200,650	732	0.0%
CSSC Offshore and Marine Engineering Group Co. Ltd.
Class A (XSSC)	177,401	714	0.0%
* China First Heavy Industries Class A (XSSC)	1,118,300	682	0.0%
* Grinm Advanced Materials Co. Ltd. Class A (XSSC)	449,200	658	0.0%
CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	653	0.0%
* CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	641	0.0%

15

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Sinochem International Corp. Class A (XSHG)	414,700	633	0.0%
	China Television Media Ltd. Class A (XSHG)	241,500	593	0.0%
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	586	0.0%
*	CEC CoreCast Corp. Ltd. Class A	109,701	578	0.0%
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	557	0.0%
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	552	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	551	0.0%
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	549	0.0%
*	Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	534	0.0%
*	China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	513	0.0%
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	481	0.0%
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC) 161,950		474	0.0%
	China Oilfield Services Ltd. Class A	270,177	465	0.0%
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia
	Class A	251,700	454	0.0%
	CSSC Offshore and Marine Engineering Group Co. Ltd.
	Class A (XSHG)	107,500	432	0.0%
	China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	402	0.0%
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	385	0.0%
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	354	0.0%
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	339	0.0%
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	333	0.0%
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	327	0.0%
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	322	0.0%
	China Television Media Ltd. Class A (XSSC)	129,531	318	0.0%
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	304	0.0%
	Sinotrans Air Transportation Development Co. Ltd.
	Class A (XSHG)	96,100	281	0.0%
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	254	0.0%
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	254	0.0%
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	200	0.0%
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	67	0.0%
	China Merchants Shekou Industrial Zone Holdings Co. Ltd.
	Class A (XSEC)	6,000	16	0.0%
[1,2]	China—Other †		11,391,933	12.8%
			27,605,513	31.0%

Colombia †			381,745	0.4%

[1]Czech Republic †			167,795	0.2%

Egypt †			171,312	0.2%

Greece †			361,356	0.4%

Hong Kong
*,1	China Resources Pharmaceutical Group Ltd.	20,014,000	24,381	0.0%
	Hong Kong—Other †		35,917	0.1%
			60,298	0.1%

Hungary †			343,101	0.4%

16

Emerging Markets Stock Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
India
Reliance Industries Ltd.	55,243,365	803,162	0.9%
Housing Development Finance Corp. Ltd.	27,316,850	720,422	0.8%
Infosys Ltd.	32,815,428	467,228	0.5%
Tata Consultancy Services Ltd.	8,032,812	325,610	0.4%
Maruti Suzuki India Ltd.	2,110,560	267,749	0.3%
Axis Bank Ltd.	29,342,196	237,192	0.3%
Hindustan Unilever Ltd.	12,329,548	235,631	0.3%
Oil & Natural Gas Corp. Ltd.	53,891,530	159,240	0.2%
Bharat Petroleum Corp. Ltd.	17,541,208	146,764	0.2%
Indian Oil Corp. Ltd.	19,003,715	122,019	0.2%
Coal India Ltd.	22,799,891	100,891	0.1%
NTPC Ltd.	34,992,918	97,992	0.1%
State Bank of India	20,002,365	94,467	0.1%
Hindustan Petroleum Corp. Ltd.	10,699,604	73,908	0.1%
State Bank of India GDR	1,559,124	73,805	0.1%
GAIL India Ltd.	7,287,619	52,369	0.1%
Power Grid Corp. of India Ltd.	14,078,119	46,058	0.1%
Bharat Electronics Ltd.	12,446,730	35,511	0.1%
Rural Electrification Corp. Ltd.	12,280,199	32,869	0.1%
NMDC Ltd.	14,149,549	28,021	0.0%
Power Finance Corp. Ltd.	11,652,419	25,043	0.0%
Bharat Heavy Electricals Ltd.	16,419,658	24,860	0.0%
* Steel Authority of India Ltd.	19,310,562	23,274	0.0%
Bank of Baroda	8,481,305	22,254	0.0%
* Punjab National Bank	7,234,119	22,047	0.0%
NHPC Ltd.	37,450,685	16,521	0.0%
Oil India Ltd.	2,602,615	14,844	0.0%
NBCC India Ltd.	3,442,960	13,846	0.0%
Canara Bank	2,116,364	13,259	0.0%
* Bank of India	4,104,442	12,121	0.0%
National Aluminium Co. Ltd.	7,586,457	11,212	0.0%
Container Corp. of India Ltd.	459,938	9,822	0.0%
Mangalore Refinery & Petrochemicals Ltd.	4,132,814	9,084	0.0%
* IDBI Bank Ltd.	7,844,091	7,585	0.0%
Indian Bank	1,471,239	7,155	0.0%
* Union Bank of India	2,335,536	6,368	0.0%
Engineers India Ltd.	2,176,470	6,236	0.0%
* Oriental Bank of Commerce	1,934,227	4,210	0.0%
* IFCI Ltd.	10,892,947	4,081	0.0%
* Syndicate Bank	3,117,293	3,975	0.0%
* Indian Overseas Bank	7,504,203	2,927	0.0%
Vijaya Bank	2,789,455	2,843	0.0%
* Allahabad Bank	2,197,982	2,663	0.0%
* Central Bank of India	1,990,196	2,514	0.0%
Gujarat Mineral Development Corp. Ltd.	906,524	2,453	0.0%
* Corp Bank	3,209,758	2,246	0.0%
* Shipping Corp. of India Ltd.	1,518,067	2,166	0.0%
* UCO Bank	3,911,966	1,958	0.0%
* Andhra Bank	1,075,660	1,097	0.0%
1 India—Other †		6,144,443	6.9%
		10,544,015	11.9%

17

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Indonesia
	Bank Central Asia Tbk PT	164,469,711	253,356	0.3%
	Telekomunikasi Indonesia Persero Tbk PT	809,389,335	241,495	0.3%
2	Indonesia—Other †		1,567,740	1.7%
			2,062,591	2.3%
Malaysia
	Public Bank Bhd. (Local)	52,842,510	255,363	0.3%
	Tenaga Nasional Bhd.	69,045,205	244,635	0.3%
[1,2]	Malaysia—Other †		2,281,549	2.5%
			2,781,547	3.1%
Mexico
	America Movil SAB de CV	508,514,658	438,710	0.5%
	Fomento Economico Mexicano SAB de CV	35,959,255	313,926	0.3%
	Grupo Financiero Banorte SAB de CV	39,252,757	232,956	0.3%
[1,2]	Mexico—Other †		2,093,214	2.4%
			3,078,806	3.5%

Pakistan †			177,916	0.2%

[2]Peru †			299,296	0.3%

Philippines †			1,389,314	1.6%

[1]Poland †			1,288,760	1.4%

Qatar †			511,605	0.6%

Russia
	Sberbank of Russia PJSC	180,778,078	599,090	0.7%
	Lukoil PJSC ADR	4,709,628	250,168	0.3%
	Gazprom PJSC ADR	45,545,160	195,635	0.2%
	Gazprom PJSC	89,203,693	192,044	0.2%
	AK Transneft OAO Preference Shares	26,899	85,094	0.1%
	Rosneft Oil Co. PJSC GDR	12,291,933	67,392	0.1%
	VTB Bank PJSC	60,709,531,072	62,288	0.1%
	Rosneft Oil Co. PJSC	7,546,235	41,125	0.1%
	Inter RAO UES PJSC	496,439,670	30,382	0.1%
	VTB Bank PJSC GDR	13,734,387	28,433	0.0%
	Sberbank of Russia PJSC ADR	1,569,312	22,523	0.0%
	RusHydro PJSC	1,579,839,418	22,071	0.0%
	Rostelecom PJSC	18,256,325	21,322	0.0%
	Aeroflot PJSC	6,789,524	20,898	0.0%
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	12,436	0.0%
*	Bashneft PJSC	318,389	11,972	0.0%
	ROSSETI PJSC	536,105,584	8,682	0.0%
	Bashneft PAO Preference Shares	300,228	7,685	0.0%
	Mosenergo PJSC	90,179,234	4,732	0.0%
^	Rostelecom PJSC ADR	381,333	2,765	0.0%
	TGC-1 PJSC	8,801,055,345	2,114	0.0%
*	OGK-2 PJSC	157,137,880	1,476	0.0%
1	Russia—Other †		1,443,402	1.6%
			3,133,729	3.5%

18

Emerging Markets Stock Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Singapore
* Cosco SHIPPING International Singapore Co. Ltd.		170,800	36	0.0%
Singapore—Other †			44,283	0.1%
			44,319	0.1%
South Africa
Naspers Ltd.		7,315,154	1,782,211	2.0%
Sasol Ltd.		9,421,238	275,268	0.3%
MTN Group Ltd.		30,848,498	267,861	0.3%
Standard Bank Group Ltd.		21,665,375	251,586	0.3%
[1,2] South Africa—Other †			3,641,101	4.1%
			6,218,027	7.0%

[1]South Korea †			3,091	0.0%

Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.		236,202,845	1,909,535	2.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		35,159,079	1,488,284	1.7%
Hon Hai Precision Industry Co. Ltd.		255,388,895	949,266	1.1%
Largan Precision Co. Ltd.		1,737,706	329,399	0.4%
MediaTek Inc.		25,358,864	288,572	0.3%
Formosa Plastics Corp.		83,140,730	253,452	0.3%
Nan Ya Plastics Corp.		96,337,946	237,744	0.3%
2 Taiwan—Other †			8,017,996	9.0%
			13,474,248	15.2%

[1,2]Thailand †			3,404,580	3.8%

[2]Turkey †			1,083,928	1.2%

United Arab Emirates †			803,286	0.9%
Total Common Stocks (Cost $74,061,468)			87,751,771	98.7%[3]
Preferred Stocks † (Cost $4,972)			5,122	0.0%

	Coupon
Temporary Cash Investments
Money Market Fund
[4,5] Vanguard Market Liquidity Fund	1.246%	19,317,567	1,931,950	2.1%

6U. S. Government and Agency Obligations †			47,873	0.1%
Total Temporary Cash Investments (Cost $1,979,845)			1,979,823	2.2% [3]
Total Investments (Cost $76,046,285)			89,736,716	100.9%

19

Emerging Markets Stock Index Fund

		Percentage
	Amount	of Net
	($000)	Assets
Other Assets and Liabilities
Other Assets
Investment in Vanguard	5,278
Receivables for Investment Securities Sold	404
Receivables for Accrued Income	63,396
Receivables for Capital Shares Issued	18,536
Currency at Value and Receivable	132,514
Variation Margin Receivable—Futures Contracts	9,382
Other Assets	1,810
Total Other Assets	231,320	0.3%
Liabilities
Payables for Investment Securities Purchased	(9,167)
Collateral for Securities on Loan	(963,626)
Payables for Capital Shares Redeemed	(19,169)
Payables to Vanguard	(49,293)
Unrealized Depreciation—Swap Contracts	(187)
Other Liabilities	(40)
Total Liabilities	(1,041,482)	(1.2%)
Net Assets	88,926,554	100.0%

At October 31, 2017, net assets consisted of:
		Amount
		($000)
Paid-in Capital		83,390,443
Undistributed Net Investment Income		34,507
Accumulated Net Realized Losses		(8,209,826)
Unrealized Appreciation (Depreciation)
Investment Securities		13,690,431
Futures Contracts		22,100
Swap Contracts		(187)
Foreign Currencies		(914)
Net Assets		88,926,554

Investor Shares—Net Assets
Applicable to 61,709,786 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		1,738,018
Net Asset Value Per Share—Investor Shares		$28.16

ETF Shares—Net Assets
Applicable to 1,460,990,281 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		64,966,611
Net Asset Value Per Share—ETF Shares		$44.47

Admiral Shares—Net Assets
Applicable to 340,257,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)		12,584,784
Net Asset Value Per Share—Admiral Shares		$36.99

20

Emerging Markets Stock Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 200,765,662 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,646,575
Net Asset Value Per Share—Institutional Shares	$28.13

Institutional Plus Shares—Net Assets
Applicable to 42,648,564 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,990,566
Net Asset Value Per Share—Institutional Plus Shares	$93.57

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $839,552,000.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $917,995,000, representing 1.0% of net assets.
2 Certain of the fund’s securities are valued using significant unobservable inputs.
3 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts.
After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $963,626,000 of collateral received for securities on loan.
6 Securities with a value of $44,029,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

21

Emerging Markets Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
MSCI Emerging Market Index	December 2017	19,000	1,067,990	21,264
E-mini S&P 500 Index	December 2017	759	97,634	836
				22,100

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Total Return Swaps
					Value and
				Fixed/Floating	Unrealized
			Notional	Net Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Odontoprev SA	7/19/18	MSCS	4,037	1.635%	(187)
MSCS—Morgan Stanley Capital Services Inc.
1 Payment received/paid quarterly.

At October 31, 2017, a counterparty had deposited in a segregated account cash of $860,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Emerging Markets Stock Index Fund

Statement of Operations

Year Ended
October 31, 2017
($000)
Investment Income
Income
Dividends[1]	1,950,155
Interest [2]	6,650
Securities Lending—Net	32,189
Total Income	1,988,994
Expenses
The Vanguard Group—Note B
Investment Advisory Services	5,356
Management and Administrative—Investor Shares	3,729
Management and Administrative—ETF Shares	32,973
Management and Administrative—Admiral Shares	6,707
Management and Administrative—Institutional Shares	1,963
Management and Administrative—Institutional Plus Shares	879
Marketing and Distribution—Investor Shares	286
Marketing and Distribution—ETF Shares	2,361
Marketing and Distribution—Admiral Shares	917
Marketing and Distribution—Institutional Shares	126
Marketing and Distribution—Institutional Plus Shares	39
Custodian Fees	41,079
Auditing Fees	130
Shareholders’ Reports and Proxy—Investor Shares	243
Shareholders’ Reports and Proxy—ETF Shares	5,343
Shareholders’ Reports and Proxy—Admiral Shares	490
Shareholders’ Reports and Proxy—Institutional Shares	111
Shareholders’ Reports and Proxy—Institutional Plus Shares	1
Trustees’ Fees and Expenses	53
Total Expenses	102,786
Net Investment Income	1,886,208
Realized Net Gain (Loss)
Investment Securities Sold [2]	(668,134)
Futures Contracts	135,468
Swap Contracts	871
Foreign Currencies	(8,027)
Realized Net Gain (Loss)	(539,822)
Change in Unrealized Appreciation (Depreciation)
Investment Securities [2]	13,138,512
Futures Contracts	34,551
Swap Contracts	(48)
Foreign Currencies	(1,391)
Change in Unrealized Appreciation (Depreciation)	13,171,624
Net Increase (Decrease) in Net Assets Resulting from Operations	14,518,010

1 Dividends are net of foreign withholding taxes of $214,389,000.
2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,346,000, $124,000, and ($132,000), respectively.
See accompanying Notes, which are an integral part of the Financial Statements.

23

Emerging Markets Stock Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,886,208	1,419,900
Realized Net Gain (Loss)	(539,822)	(3,262,456)
Change in Unrealized Appreciation (Depreciation)	13,171,624	7,250,597
Net Increase (Decrease) in Net Assets Resulting from Operations	14,518,010	5,408,041
Distributions
Net Investment Income
Investor Shares	(38,483)	(35,658)
ETF Shares	(1,390,987)	(979,859)
Admiral Shares	(271,514)	(210,225)
Institutional Shares	(122,601)	(98,859)
Institutional Plus Shares	(89,075)	(74,323)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(1,912,660)	(1,398,924)
Capital Share Transactions
Investor Shares	(112,999)	(111,055)
ETF Shares	11,178,651	4,839,640
Admiral Shares	1,620,504	470,804
Institutional Shares	664,358	231,732
Institutional Plus Shares	382,366	233,053
Net Increase (Decrease) from Capital Share Transactions	13,732,880	5,664,174
Total Increase (Decrease)	26,338,230	9,673,291
Net Assets
Beginning of Period	62,588,324	52,915,033
End of Period[1]	88,926,554	62,588,324
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $34,507,000 and $66,975,000.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Emerging Markets Stock Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.85	$22.16	$27.02	$26.78	$26.36
Investment Operations
Net Investment Income	. 601[1]	.530	.642	.672	.667
Net Realized and Unrealized Gain (Loss)
on Investments	4.302	1.691	(4.865)	.271	.548
Total from Investment Operations	4.903	2.221	(4.223)	.943	1.215
Distributions
Dividends from Net Investment Income	(.593)	(.531)	(.637)	(.703)	(.795)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.593)	(.531)	(.637)	(.703)	(.795)
Net Asset Value, End of Period	$28.16	$23.85	$22.16	$27.02	$26.78

Total Return[2]	20.76%	10.21%	-15.74%	3.59%	4.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,738	$1,570	$1,573	$2,063	$2,181
Ratio of Total Expenses to Average Net Assets	0.32%	0.32%	0.33%	0.33%	0.33%
Ratio of Net Investment Income to
Average Net Assets	2.38%	2.50%	2.53%	2.56%	2.45%
Portfolio Turnover Rate [3]	6%	13%	7%	9%	26%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Emerging Markets Stock Index Fund

Financial Highlights

FTSE Emerging Markets ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$37.67	$34.98	$42.66	$42.28	$41.65
Investment Operations
Net Investment Income	1.035[1]	.900	1.086	1.137	1.129
Net Realized and Unrealized Gain (Loss)
on Investments	6.781	2.679	(7.685)	.428	.860
Total from Investment Operations	7.816	3.579	(6.599)	1.565	1.989
Distributions
Dividends from Net Investment Income	(1.016)	(.889)	(1.081)	(1.185)	(1.359)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.016)	(.889)	(1.081)	(1.185)	(1.359)
Net Asset Value, End of Period	$44.47	$37.67	$34.98	$42.66	$42.28

Total Return	20.98%	10.47%	-15.59%	3.77%	4.97%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64,967	$44,636	$37,071	$48,000	$51,083
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.68%	2.71%	2.74%	2.63%
Portfolio Turnover Rate[2]	6%	13%	7%	9%	26%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Emerging Markets Stock Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.33	$29.10	$35.49	$35.17	$34.65
Investment Operations
Net Investment Income	. 860[1]	.747	.903	.946	.940
Net Realized and Unrealized Gain (Loss)
on Investments	5.645	2.222	(6.394)	.361	.709
Total from Investment Operations	6.505	2.969	(5.491)	1.307	1.649
Distributions
Dividends from Net Investment Income	(.845)	(.739)	(.899)	(.987)	(1.129)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.845)	(.739)	(.899)	(.987)	(1.129)
Net Asset Value, End of Period	$36.99	$31.33	$29.10	$35.49	$35.17

Total Return[2]	21.00%	10.41%	-15.60%	3.79%	4.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,585	$9,166	$8,060	$8,870	$6,959
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.56%	2.68%	2.71%	2.74%	2.63%
Portfolio Turnover Rate [3]	6%	13%	7%	9%	26%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Emerging Markets Stock Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$23.82	$22.13	$26.99	$26.74	$26.36
Investment Operations
Net Investment Income	. 659[1]	.577	.696	.726	.725
Net Realized and Unrealized Gain (Loss)
on Investments	4.301	1.683	(4.865)	.283	.532
Total from Investment Operations	4.960	2.260	(4.169)	1.009	1.257
Distributions
Dividends from Net Investment Income	(.650)	(.570)	(.691)	(.759)	(.877)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.650)	(.570)	(.691)	(.759)	(.877)
Net Asset Value, End of Period	$28.13	$23.82	$22.13	$26.99	$26.74

Total Return	21.06%	10.42%	-15.57%	3.85%	4.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,647	$4,191	$3,645	$4,002	$3,558
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.71%	2.74%	2.77%	2.66%
Portfolio Turnover Rate[2]	6%	13%	7%	9%	26%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

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Emerging Markets Stock Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$79.26	$73.61	$89.77	$88.97	$87.68
Investment Operations
Net Investment Income	2.221[1]	1.928	2.326	2.436	2.426
Net Realized and Unrealized Gain (Loss)
on Investments	14.266	5.630	(16.171)	.904	1.792
Total from Investment Operations	16.487	7.558	(13.845)	3.340	4.218
Distributions
Dividends from Net Investment Income	(2.177)	(1.908)	(2.315)	(2.540)	(2.928)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.177)	(1.908)	(2.315)	(2.540)	(2.928)
Net Asset Value, End of Period	$93.57	$79.26	$73.61	$89.77	$88.97

Total Return	21.04%	10.48%	-15.55%	3.83%	4.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,991	$3,026	$2,566	$2,754	$2,320
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.10%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.61%	2.73%	2.76%	2.79%	2.68%
Portfolio Turnover Rate[2]	6%	13%	7%	9%	26%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Emerging Markets Stock Index Fund

Notes to Financial Statements

Vanguard Emerging Markets Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares, known as Vanguard FTSE Emerging Markets ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

30

Emerging Markets Stock Index Fund

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2017, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also receives a fixed rate spread related to the reference stock and pays a floating rate based on short-term interest rates, applied to the notional amount. To mitigate interest rate risk on the floating rate payable, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay

31

Emerging Markets Stock Index Fund

net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended October 31, 2017, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2014–2017), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in

32

Emerging Markets Stock Index Fund

Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2017, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

33

Emerging Markets Stock Index Fund

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2017, the fund had contributed to Vanguard capital in the amount of $5,278,000, representing 0.01% of the fund’s net assets and 2.11% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	12,104,962	10,228	6,250
Common Stocks—Other	3,583,295	71,812,855	234,181
Preferred Stocks	—	5,122	—
Temporary Cash Investments	1,931,950	47,873	—
Futures Contracts—Assets[1]	9,382	—	—
Swap Contracts—Liabilities	—	(187)	—
Total	17,629,589	71,875,891	240,431
1 Represents variation margin on the last day of the reporting period.

34

Emerging Markets Stock Index Fund

Securities in certain countries may transfer between Level 1 and Level 2 because of differences in stock market closure times that may result from transitions between standard and daylight saving time in those countries and the United States. Based on values on the date of transfer, securities valued at $4,626,142,000 based on Level 2 inputs were transferred from Level 1 during the fiscal year. Additionally, based on values on the date of transfer, securities valued at $5,189,341,000 based on Level 1 inputs were transferred from Level 2 during the fiscal year.

The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at October 31, 2017, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For tax purposes, at October 31, 2017, the fund had $269,770,000 of ordinary income available for distribution. At October 31, 2017, the fund had available capital losses totaling $8,187,725,000 to offset future net capital gains. Of this amount, $513,808,000 is subject to expiration dates; $212,374,000 may be used to offset future net capital gains through October 31, 2018 and $301,434,000 through October 31, 2019. Capital losses of $7,673,917,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. Capital loss carryforwards of $1,591,794,000 expired on October 31, 2017; accordingly, such losses have been reclassified from accumulated net realized losses to paid-in capital.

At October 31, 2017, the cost of investment securities for tax purposes was $76,238,570,000. Net unrealized appreciation of investment securities for tax purposes was $13,498,146,000, consisting of unrealized gains of $22,265,222,000 on securities that had risen in value since their purchase and $8,767,076,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended October 31, 2017, the fund purchased $17,669,884,000 of investment securities and sold $4,351,758,000 of investment securities, other than temporary cash investments. Purchases and sales include $6,333,742,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

35

Emerging Markets Stock Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2017		2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	404,897	15,943	246,846	11,404
Issued in Lieu of Cash Distributions	36,484	1,391	33,853	1,520
Redeemed	(554,380)	(21,446)	(391,754)	(18,106)
Net Increase (Decrease)—Investor Shares	(112,999)	(4,112)	(111,055)	(5,182)
ETF Shares
Issued	11,178,653	276,026	6,502,086	179,818
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2)	—	(1,662,446)	(54,600)
Net Increase (Decrease)—ETF Shares	11,178,651	276,026	4,839,640	125,218
Admiral Shares
Issued	3,335,629	99,595	2,310,990	81,410
Issued in Lieu of Cash Distributions	237,621	6,898	183,978	6,293
Redeemed	(1,952,746)	(58,774)	(2,024,164)	(72,200)
Net Increase (Decrease)—Admiral Shares	1,620,504	47,719	470,804	15,503
Institutional Shares
Issued	1,613,065	63,224	1,295,401	60,195
Issued in Lieu of Cash Distributions	112,798	4,308	90,635	4,081
Redeemed	(1,061,505)	(42,673)	(1,154,304)	(53,098)
Net Increase (Decrease)—Institutional Shares	664,358	24,859	231,732	11,178
Institutional Plus Shares
Issued	919,111	10,731	596,491	8,606
Issued in Lieu of Cash Distributions	84,000	964	69,387	940
Redeemed	(620,745)	(7,220)	(432,825)	(6,232)
Net Increase (Decrease)—Institutional Plus Shares	382,366	4,475	233,053	3,314

G. Management has determined that no material events or transactions occurred subsequent to October 31, 2017, that would require recognition or disclosure in these financial statements.

36

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the “Fund”) as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 13, 2017

Special 2017 tax information (unaudited) for Vanguard Emerging Markets Stock Index Fund

This information for the fiscal year ended October 31, 2017, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $970,934,000 of qualified dividend income to shareholders during the fiscal year.

The fund designates to shareholders foreign source income of $2,074,836,000 and foreign taxes paid of $214,713,000. Shareholders will receive more detailed information with their Form
1099-DIV in January 2018
to determine the calendar-year amounts to be included on their 2017 tax returns.

37

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income, using actual prior-year figures and estimates for 2017. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Emerging Markets Stock Index Fund Investor Shares
Periods Ended October 31, 2017

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	20.76%	4.01%	-0.11%
Returns After Taxes on Distributions	19.89	3.25	-0.66
Returns After Taxes on Distributions and Sale of Fund Shares	11.99	2.90	-0.15

38

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

39

Six Months Ended October 31, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Stock Index Fund	4/30/2017	10/31/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,125.52	$1.71
FTSE Emerging Markets ETF Shares	1,000.00	1,126.79	0.75
Admiral Shares	1,000.00	1,126.87	0.75
Institutional Shares	1,000.00	1,126.80	0.59
Institutional Plus Shares	1,000.00	1,126.83	0.48
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.59	$1.63
FTSE Emerging Markets ETF Shares	1,000.00	1,024.50	0.71
Admiral Shares	1,000.00	1,024.50	0.71
Institutional Shares	1,000.00	1,024.65	0.56
Institutional Plus Shares	1,000.00	1,024.75	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.32% for Investor Shares, 0.14% for FTSE Emerging Markets ETF Shares, 0.14% for Admiral Shares, 0.11% for
Institutional Shares, and 0.09% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

40

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Fair-Value Pricing. Fair-value adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close many hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of these foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes are not immediately reflected in international index values. Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share.

For a fund, the weighted average price/book ratio of the stocks it holds.

41

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Emerging Markets Index: Select Emerging Markets Index through August 23, 2006;
MSCI Emerging Markets Index through January 9, 2013; FTSE Emerging Transition Index through
June 27, 2013; FTSE Emerging Index through November 1, 2015; FTSE Emerging Markets All Cap
China A Transition Index through September 18, 2016; and FTSE Emerging Markets All Cap China
A Inclusion Index thereafter. Benchmark returns are adjusted for withholding taxes.

42

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 200 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Chief Executive Officer and Director of The Vanguard Group and President and Chief Executive Officer of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; President of The Vanguard Group (2008–2017); Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College; Trustee of the University of Rochester.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2006), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/ consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, the Board of Catholic Investment Services, Inc. (investment advisor), and the Board of Superintendence of the Institute for the Works of Religion; Chairman of the Board of TIFF Advisory Services, Inc. (investment advisor).

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Director of Vanguard Marketing Corporation; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	Chris D. McIsaac
Gregory Davis	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Karin A. Risi
John T. Marcante

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739	London Stock Exchange Group companies include FTSE
Institutional Investor Services > 800-523-1036	International Limited (”FTSE”), Frank Russell Company
(”Russell”), MTS Next Limited (”MTS”), and FTSE TMX
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Who Are Deaf or Hard of Hearing> 800-749-7273	rights reserved. ”FTSE®”, ”Russell®”, ”MTS®”, ”FTSE
This material may be used in conjunction	TMX®” and ”FTSE Russell” and other service marks
and trademarks related to the FTSE or Russell indexes
with the offering of shares of any Vanguard	are trademarks of the London Stock Exchange Group
fund only if preceded or accompanied by	companies and are used by FTSE, MTS, FTSE TMX and
the fund’s current prospectus.	Russell under licence. All information is provided for
information purposes only. No responsibility or liability
All comparative mutual fund data are from Lipper, a	can be accepted by the London Stock Exchange Group
Thomson Reuters Company, or Morningstar, Inc., unless	companies nor its licensors for any errors or for any
otherwise noted.	loss from use of this publication. Neither the London
You can obtain a free copy of Vanguard’s proxy voting	Stock Exchange Group companies nor any of its
guidelines by visiting vanguard.com/proxyreporting or by	licensors make any claim, prediction, warranty or
calling Vanguard at 800-662-2739. The guidelines are	representation whatsoever, expressly or impliedly,
also available from the SEC’s website, sec.gov. In	either as to the results to be obtained from the use of
addition, you may obtain a free report on how your fund	the FTSE Indexes or the fitness or suitability of the
voted the proxies for securities it owned during the 12	Indexes for any particular purpose to which they might
months ended June 30. To get the report, visit either	be put.
vanguard.com/proxyreporting or sec.gov.	The Industry Classification Benchmark (”ICB”) is owned
You can review and copy information about your fund at	by FTSE. FTSE does not accept any liability to any
the SEC’s Public Reference Room in Washington, D.C. To	person for any loss or damage arising out of any error
find out more about this public service, call the SEC at	or omission in the ICB.
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q5330 122017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended October 31, 2017: $405,000
Fiscal Year Ended October 31, 2016: $318,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2017: $8,424,459
Fiscal Year Ended October 31, 2016: $9,629,849

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2017: $3,194,093
Fiscal Year Ended October 31, 2016: $2,717,627

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $254,050

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2017: $0
Fiscal Year Ended October 31, 2016: $214,225

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2017: $274,313
Fiscal Year Ended October 31, 2016: $468,275

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Rajiv L. Gupta, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, and Peter F. Volanakis.

Item 6: Investments.

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.1%)[1]
Austria (0.6%)
Erste Group Bank AG	657,671	28,231
OMV AG	322,290	19,342
voestalpine AG	258,615	14,218
* Raiffeisen Bank International AG	294,940	10,257
ANDRITZ AG	163,042	9,219
BUWOG AG	238,356	6,871
Wienerberger AG	264,457	6,785
IMMOFINANZ AG	2,022,621	5,112
CA Immobilien Anlagen AG	160,866	4,587
Lenzing AG	29,814	4,036
Oesterreichische Post AG	73,554	3,266
Telekom Austria AG Class A	310,126	2,904
Mayr Melnhof Karton AG	19,356	2,810
RHI AG	61,291	2,722
UNIQA Insurance Group AG	264,416	2,709
* Schoeller-Bleckmann Oilfield Equipment AG	26,606	2,483
Vienna Insurance Group AG Wiener Versicherung Gruppe	84,699	2,480
S IMMO AG	138,657	2,442
^ Verbund AG	82,012	1,992
Strabag SE	38,111	1,591
^ Flughafen Wien AG	25,750	1,036
Zumtobel Group AG	58,074	993
Palfinger AG	21,121	934
EVN AG	57,113	902
^ DO & CO AG	12,943	686
Kapsch TrafficCom AG	9,815	570
^ Porr AG	16,740	523
^ Semperit AG Holding	17,857	522
		140,223
Belgium (2.0%)
Anheuser-Busch InBev SA/NV	1,731,354	212,303
KBC Group NV	628,375	52,199
Solvay SA Class A	157,844	23,449
Ageas	439,363	21,307
UCB SA	273,989	19,946
* Umicore SA	428,406	19,146
Groupe Bruxelles Lambert SA	165,281	17,753
Proximus SADP	319,038	10,594
Ackermans & van Haaren NV	50,983	8,732
^ Colruyt SA	151,912	7,770
* Telenet Group Holding NV	110,767	7,661
bpost SA	225,729	6,364
Ontex Group NV	180,639	6,353
Cofinimmo SA	46,783	5,935
Sofina SA	35,554	5,347
KBC Ancora	78,374	4,673
Melexis NV	42,207	4,229
Elia System Operator SA/NV	71,147	4,127
Warehouses De Pauw CVA	37,598	4,067
Aedifica SA	40,970	3,905
Bekaert SA	80,720	3,818
* Tessenderlo Chemie NV (Voting Shares)	58,681	2,816
Befimmo SA	44,401	2,758
^ Euronav NV	308,735	2,559
Gimv NV	41,487	2,500
D'ieteren SA/NV	51,931	2,375
Cie d'Entreprises CFE	16,074	2,351
Econocom Group SA/NV	302,180	2,326
Barco NV	20,323	2,082
Kinepolis Group NV	29,590	1,999
* AGFA-Gevaert NV	374,777	1,761

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Orange Belgium SA	61,108	1,416
	Ion Beam Applications	44,412	1,361
*,^	Nyrstar (Voting Shares)	164,800	1,316
	EVS Broadcast Equipment SA	26,461	994
^	Greenyard NV	32,402	767
	Van de Velde NV	12,159	673
	Wereldhave Belgium NV	3,807	403
			480,135
Denmark (2.8%)
	Novo Nordisk A/S Class B	4,009,848	199,646
	Danske Bank A/S	1,607,026	61,330
	Vestas Wind Systems A/S	474,461	41,888
	DSV A/S	422,832	32,696
	AP Moller - Maersk A/S Class B	14,740	28,256
	Novozymes A/S	495,198	27,361
	Carlsberg A/S Class B	238,388	27,234
	Coloplast A/S Class B	301,577	26,544
*	Genmab A/S	124,633	25,168
	Pandora A/S	245,557	23,187
2	Orsted A/S	369,012	20,678
	AP Moller - Maersk A/S Class A	9,945	18,433
	ISS A/S	419,439	17,762
	Chr Hansen Holding A/S	200,720	17,565
	TDC A/S	1,817,751	10,747
	GN Store Nord A/S	321,048	10,625
	Jyske Bank A/S	154,058	8,705
	H Lundbeck A/S	135,090	8,031
	FLSmidth & Co. A/S	112,000	7,678
*	William Demant Holding A/S	253,651	7,320
*,2	Nets A/S	273,970	6,994
	Royal Unibrew A/S	117,630	6,772
	Sydbank A/S	157,220	6,138
	Tryg A/S	246,838	5,880
	Ambu A/S Class B	59,891	5,520
	SimCorp A/S	88,326	5,394
*	Topdanmark A/S	114,874	4,722
	Rockwool International A/S Class B	15,546	4,221
	Dfds A/S	64,517	3,741
*	Bavarian Nordic A/S	74,618	3,028
*	Nilfisk Holding A/S	61,336	2,948
	Schouw & Co. AB	27,500	2,862
*	NKT A/S	61,336	2,630
	Spar Nord Bank A/S	189,702	2,413
2	Scandinavian Tobacco Group A/S	133,137	2,252
	ALK-Abello A/S	13,175	2,062
*	Bang & Olufsen A/S	78,761	1,825
	Alm Brand A/S	165,941	1,716
*,^	D/S Norden A/S	54,191	1,126
	Solar A/S Class B	10,951	703
	Matas A/S	59,173	663
			694,464
Finland (1.7%)
	Nokia Oyj	12,873,834	63,313
	Sampo Oyj Class A	1,067,491	55,862
	Kone Oyj Class B	866,453	46,896
	UPM-Kymmene Oyj	1,213,786	36,453
	Wartsila Oyj Abp	351,485	22,624
	Fortum Oyj	986,193	20,932
	Stora Enso Oyj	1,297,421	20,277
	Neste Oyj	285,522	15,895
	Nokian Renkaat Oyj	301,699	13,832
	Elisa Oyj	326,757	13,158
	Huhtamaki Oyj	234,687	9,996
	Orion Oyj Class B	228,376	9,360

2

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Metso Oyj	242,170	8,795
	Kesko Oyj Class B	154,953	7,913
	Amer Sports Oyj	261,744	6,512
	Outokumpu Oyj	681,992	6,447
	Konecranes Oyj Class A	138,296	6,368
	Valmet Oyj	303,412	5,883
	Cargotec Oyj Class B	94,091	5,554
	Tieto Oyj	169,504	5,190
	Metsa Board Oyj	399,792	2,966
	Uponor Oyj	135,394	2,726
*,^	Outotec Oyj	328,588	2,614
	Kemira Oyj	171,319	2,414
	Sanoma Oyj	198,701	2,359
	Citycon Oyj	869,485	2,123
	Cramo Oyj	95,078	2,111
*	DNA Oyj	122,280	2,108
	YIT Oyj	276,679	2,103
*,^	Caverion Oyj	214,180	1,621
	Ramirent Oyj	173,432	1,596
	Finnair Oyj	120,429	1,571
	Oriola Oyj	321,675	1,206
	Raisio Oyj	260,932	1,079
	F-Secure Oyj	200,948	1,029
*,^	Stockmann Oyj Abp Class B	61,477	395
			411,281
France (15.0%)
	TOTAL SA	5,033,245	280,547
	Sanofi	2,489,382	235,714
	BNP Paribas SA	2,461,481	192,120
	LVMH Moet Hennessy Louis Vuitton SE	567,196	169,176
	AXA SA	4,312,538	130,190
	Airbus SE	1,244,448	127,701
	Danone SA	1,333,614	108,999
	Schneider Electric SE	1,205,013	105,875
^	Vinci SA	1,057,609	103,623
	Societe Generale SA	1,668,752	92,875
	Kering	169,115	77,558
	Air Liquide SA	585,747	74,580
	Pernod Ricard SA	481,833	72,249
	Orange SA	4,358,362	71,599
	L'Oreal SA	315,738	70,273
	Safran SA	661,988	69,723
	Cie de Saint-Gobain	1,127,853	66,130
	Engie SA	3,747,626	63,343
	Vivendi SA	2,434,426	60,452
	Essilor International SA	462,618	58,569
	Cie Generale des Etablissements Michelin	402,298	58,232
	L'Oreal SA Loyalty Line	232,325	51,708
	Air Liquide SA-PRIM	371,394	47,288
	Legrand SA	607,019	45,048
	Capgemini SE	352,195	42,787
	Renault SA	390,364	38,710
	Valeo SA	541,564	36,667
	Credit Agricole SA	2,093,841	36,545
	Hermes International	70,395	36,543
	STMicroelectronics NV	1,431,727	33,705
	Atos SE	206,938	32,141
	Dassault Systemes SE	294,802	31,295
	Publicis Groupe SA	466,741	30,382
*	TechnipFMC plc	1,042,228	28,338
	Veolia Environnement SA	1,113,119	26,371
	Carrefour SA	1,249,998	25,157
	Sodexo SA	196,891	25,049
	Peugeot SA	1,002,234	23,779

3

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Thales SA	227,369	23,695
	Bouygues SA	452,198	21,703
	Arkema SA	162,245	20,497
	Accor SA	397,329	19,822
	Teleperformance	130,147	19,007
	Klepierre SA	468,314	18,643
	Eiffage SA	162,949	17,021
	Gecina SA	101,344	16,461
	Bureau Veritas SA	584,252	15,645
	Edenred	528,900	15,248
	Natixis SA	1,909,658	14,976
	SCOR SE	355,699	14,766
	Suez	826,504	14,535
	Alstom SA	344,479	13,937
	Iliad SA	54,255	13,543
	Eurofins Scientific SE	21,437	13,410
*	Ubisoft Entertainment SA	173,798	13,261
	SES SA Class A	799,876	13,009
	Groupe Eurotunnel SE	1,031,461	12,962
	Electricite de France SA	963,001	12,604
	Zodiac Aerospace	440,393	12,588
	Faurecia	170,137	12,368
	Ingenico Group SA	127,180	12,350
	Rexel SA	687,458	12,259
	Orpea	96,008	11,503
	SEB SA	61,654	11,490
	Aeroports de Paris	65,347	11,002
*	Rubis SCA	173,383	10,880
^	Wendel SA	64,309	10,847
	Bollore SA	2,208,853	10,670
	Eutelsat Communications SA	390,350	9,778
2	Euronext NV	163,559	9,714
2	Amundi SA	114,367	9,693
	Ipsen SA	77,835	9,411
	Eurazeo SA	100,679	9,360
	Fonciere Des Regions	89,148	9,078
	Credit Agricole SA Loyalty Line	497,173	8,677
	Lagardere SCA	263,274	8,670
	CNP Assurances	361,542	8,410
2	Elior Group SA	295,738	8,399
	Dassault Aviation SA	5,216	8,133
	Christian Dior SE	23,631	8,111
	Imerys SA	84,438	7,689
*	BioMerieux	95,957	7,527
	Remy Cointreau SA	56,318	7,315
	Casino Guichard Perrachon SA	127,578	7,285
	ICADE	79,534	6,951
	Elis SA (London Shares)	256,365	6,684
	Altran Technologies SA	360,189	6,662
	JCDecaux SA	167,230	6,397
	Societe BIC SA	59,065	6,237
	Nexity SA	96,892	5,955
	Alten SA	66,118	5,786
	Cie Plastic Omnium SA	131,727	5,493
	Sopra Steria Group	29,107	5,460
*	Air France-KLM	333,757	5,226
	SPIE SA	190,780	5,020
*,2	Worldline SA	94,735	4,632
2	Maisons du Monde SA	98,905	4,279
	Euler Hermes Group	35,536	4,123
*	Elis SA	155,925	4,028
	Nexans SA	59,381	3,886
	Sartorius Stedim Biotech	56,734	3,867
*,^	Vallourec SA	670,585	3,668

4

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Fnac Darty SA	38,607	3,649
	Metropole Television SA	147,783	3,417
	Television Francaise 1	235,496	3,348
	Korian SA	101,923	3,312
	SOITEC	40,375	3,177
	Tarkett SA	72,655	3,091
2	Europcar Groupe SA	213,025	3,047
	Trigano SA	18,853	3,042
	Technicolor SA	826,297	2,928
	Neopost SA	78,546	2,895
	IPSOS	75,166	2,778
	Vicat SA	35,151	2,719
	Coface SA	199,827	2,183
*	DBV Technologies SA	46,024	2,086
	Gaztransport Et Technigaz SA	41,213	2,017
^	Mercialys SA	95,850	1,867
	Derichebourg SA	168,017	1,792
*	Eramet	21,106	1,738
*,^	Genfit	65,576	1,726
	Beneteau SA	91,314	1,643
	Electricite de France SA Loyalty Line	122,442	1,603
	Bonduelle SCA	29,979	1,415
	FFP	11,064	1,330
*	Virbac SA	10,057	1,295
	Albioma SA	53,859	1,284
	Boiron SA	13,136	1,186
	Mersen SA	26,652	1,170
	Vilmorin & Cie SA	12,061	1,161
	Manitou BF SA	25,636	1,016
	Interparfums SA	24,378	909
	Rallye SA	49,090	839
	Guerbet	9,304	838
	Direct Energie	17,999	828
	Jacquet Metal Service	24,544	794
*	Etablissements Maurel et Prom	159,054	674
	GL Events	21,874	666
	MGI Coutier	16,142	655
^	Havas SA	50,956	548
^	Bourbon Corp.	60,570	541
	Haulotte Group SA	27,303	498
	Groupe Crit	5,162	487
*,^	Parrot SA	36,600	456
*	Esso SA Francaise	5,957	407
*	Stallergenes Greer plc	5,522	283
	Union Financiere de France BQE SA	6,549	248
*	CGG SA	1	—
			3,626,933
Germany (14.8%)
	Siemens AG	1,733,696	249,018
	Bayer AG	1,887,159	245,482
	Allianz SE	1,017,871	237,634
	SAP SE	2,072,303	236,789
	BASF SE	2,087,152	228,240
	Daimler AG	2,196,284	183,361
	Deutsche Telekom AG	7,362,321	133,314
	adidas AG	450,359	100,244
	Deutsche Post AG	2,175,265	99,716
	Fresenius SE & Co. KGaA	921,150	77,116
	Volkswagen AG Preference Shares	417,778	76,497
	Bayerische Motoren Werke AG	731,341	75,007
	Infineon Technologies AG	2,574,559	71,208
	Deutsche Bank AG	4,227,401	69,285
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	305,229	68,525

5

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Continental AG	246,472	62,726
	Henkel AG & Co. KGaA Preference Shares	398,182	55,912
	E.ON SE	4,697,009	55,634
	Vonovia SE	1,105,138	48,818
	Fresenius Medical Care AG & Co. KGaA	484,204	46,882
	Linde AG	211,585	45,695
	Linde AG Accept Line	211,585	45,513
	Deutsche Boerse AG	425,122	44,028
	HeidelbergCement AG	339,793	34,771
	Deutsche Wohnen SE	807,649	34,568
	Henkel AG & Co. KGaA	266,367	33,595
*	Commerzbank AG	2,377,234	32,944
	Merck KGaA	293,158	31,454
2	Covestro AG	298,504	28,695
	thyssenkrupp AG	1,059,400	28,420
*	RWE AG	1,097,056	27,585
	Wirecard AG	259,060	25,738
	Beiersdorf AG	227,775	25,623
	Porsche Automobil Holding SE Preference Shares	347,042	25,395
	Symrise AG	276,055	21,512
	Brenntag AG	349,389	19,823
	MTU Aero Engines AG	116,883	19,779
	GEA Group AG	405,827	19,605
	ProSiebenSat.1 Media SE	518,402	18,260
	Hannover Rueck SE	136,646	17,196
	Deutsche Lufthansa AG	532,486	17,108
*	QIAGEN NV	503,192	17,072
	United Internet AG	265,125	16,815
	OSRAM Licht AG	218,035	16,695
	LANXESS AG	208,862	16,377
	LEG Immobilien AG	142,936	14,560
2	Innogy SE	291,093	13,538
	HUGO BOSS AG	148,522	13,284
	KION Group AG	160,326	12,847
	Volkswagen AG	67,594	12,623
	Uniper SE	444,474	12,489
	Evonik Industries AG	339,704	12,357
*,2	Zalando SE	239,730	12,068
	Rheinmetall AG	99,014	11,760
	Bayerische Motoren Werke AG Preference Shares	125,146	10,981
	K&S AG	435,030	10,577
	Freenet AG	291,182	9,751
	Fuchs Petrolub SE Preference Shares	158,290	8,914
	MAN SE	80,097	8,869
*	Dialog Semiconductor plc	174,026	8,695
	Telefonica Deutschland Holding AG	1,561,804	7,967
	HOCHTIEF AG	44,477	7,857
	Fraport AG Frankfurt Airport Services Worldwide	82,140	7,805
	Duerr AG	54,644	7,562
	Drillisch AG	105,546	7,488
	Sartorius AG Preference Shares	77,445	7,232
*	Metro AG	370,783	7,029
	TUI AG	383,129	6,936
	Axel Springer SE	100,072	6,738
^	RTL Group SA	87,379	6,492
	Aurubis AG	78,841	6,461
*	Siltronic AG	42,514	6,345
*	Evotec AG	296,594	6,312
	Hella GmbH & Co. KGaA	101,426	6,127
*	MorphoSys AG	68,377	5,934
	Aareal Bank AG	140,708	5,850
*	Software AG	112,882	5,738
	TAG Immobilien AG	325,791	5,617
	Gerresheimer AG	70,006	5,600

6

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Wacker Chemie AG	35,819	5,594
	GRENKE AG	56,666	5,549
	Leoni AG	77,856	5,180
	Jungheinrich AG Preference Shares	111,118	5,061
	CTS Eventim AG & Co. KGaA	122,310	5,059
	Rational AG	7,585	5,005
	Bechtle AG	62,405	4,995
	Fielmann AG	56,568	4,971
	STADA Arzneimittel AG	51,286	4,954
	Stabilus SA	53,963	4,928
	Norma Group SE	71,679	4,885
	CECONOMY AG	367,989	4,803
	Salzgitter AG	92,717	4,486
	alstria office REIT-AG	302,634	4,302
	TLG Immobilien AG	177,621	4,120
	Krones AG	32,306	4,087
	Jenoptik AG	119,761	4,037
	Deutsche EuroShop AG	110,124	4,025
*,2	Rocket Internet SE	154,620	3,976
	Nemetschek SE	43,370	3,878
	Fuchs Petrolub SE	76,453	3,807
*	AIXTRON SE	240,762	3,758
*,2	Hapag-Lloyd AG	83,355	3,663
	Suedzucker AG	184,598	3,658
	Stroeer SE & Co. KGaA	56,129	3,590
	Talanx AG	86,018	3,385
2	Deutsche Pfandbriefbank AG	231,929	3,338
2	ADO Properties SA	65,277	3,227
	CompuGroup Medical SE	54,065	3,113
^	Bilfinger SE	74,993	3,026
	Sixt SE	32,233	3,017
	Indus Holding AG	42,356	2,971
	Carl Zeiss Meditec AG	55,143	2,940
	Puma SE	6,323	2,856
	Schaeffler AG Preference Shares	174,351	2,780
*,^	zooplus AG	15,308	2,527
	Sixt SE Preference Shares	38,664	2,508
	DMG Mori AG	42,919	2,485
	Pfeiffer Vacuum Technology AG	15,204	2,441
	Koenig & Bauer AG	31,030	2,416
	Deutz AG	269,872	2,286
*	PATRIZIA Immobilien AG	105,901	2,243
*	Heidelberger Druckmaschinen AG	550,647	2,201
	KWS Saat SE	5,219	2,199
	RHOEN-KLINIKUM AG	61,567	2,150
	Draegerwerk AG & Co. KGaA Preference Shares	18,394	2,114
*,2	Tele Columbus AG	200,718	2,093
	Kloeckner & Co. SE	170,853	2,015
	Wacker Neuson SE	57,543	1,874
	XING SE	6,176	1,835
*,^	SGL Carbon SE	112,015	1,767
	Takkt AG	80,277	1,668
*,^	Nordex SE	154,312	1,603
	VTG AG	26,158	1,511
	Hamburger Hafen und Logistik AG	44,200	1,412
*	Vossloh AG	21,940	1,390
	Biotest AG Preference Shares	51,980	1,373
	RWE AG Preference Shares	70,009	1,328
^	ElringKlinger AG	72,091	1,261
	Deutsche Beteiligungs AG	23,579	1,199
^	Bertrandt AG	11,523	1,087
	Diebold Nixdorf AG	12,924	1,084
^	SMA Solar Technology AG	22,955	1,068
	BayWa AG	25,913	1,013

7

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Wuestenrot & Wuerttembergische AG	36,959	992
	DIC Asset AG	81,519	959
	comdirect bank AG	56,895	789
	Gerry Weber International AG	48,642	605
	Draegerwerk AG & Co. KGaA	6,533	580
	Hornbach Baumarkt AG	15,333	560
	H&R GmbH & Co. KGaA	28,621	507
	CropEnergies AG	46,488	492
^	Biotest AG	13,508	427
			3,587,163
Ireland (0.4%)
	Kerry Group plc Class A	332,566	33,491
	Bank of Ireland Group plc	2,092,481	16,395
	Kingspan Group plc	340,687	14,242
*	Allied Irish Banks plc	1,548,607	9,156
	Glanbia plc	444,729	8,602
*	Ryanair Holdings plc ADR	38,251	4,288
*	Cairn Homes plc	1,560,565	3,241
	Green REIT plc	1,506,350	2,650
	Hibernia REIT plc	1,542,364	2,649
	Irish Continental Group plc	379,579	2,529
	C&C Group plc	702,051	2,403
	Origin Enterprises plc	301,023	2,384
*	Permanent TSB Group Holdings plc	231,939	530
*,^,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			102,560
Italy (4.3%)
	Enel SPA	17,731,580	109,967
	Intesa Sanpaolo SPA (Registered)	29,329,219	98,603
*	UniCredit SPA	5,079,389	97,072
	Eni SPA	5,705,034	93,267
	Assicurazioni Generali SPA	2,984,307	54,314
*	Fiat Chrysler Automobiles NV	2,482,788	42,931
	Atlantia SPA	1,208,836	39,409
	Ferrari NV	287,649	34,443
	CNH Industrial NV	2,179,612	27,809
	Snam SPA	5,416,905	27,658
*	Telecom Italia SPA (Registered)	25,975,821	22,477
	Luxottica Group SPA	352,669	20,220
	Terna Rete Elettrica Nazionale SPA	3,240,640	19,548
	Prysmian SPA	478,935	16,480
	EXOR NV	243,092	15,584
	Leonardo SPA	871,075	15,037
^	Tenaris SA	1,070,527	14,614
	Mediobanca SPA	1,324,717	14,512
*,^	Banco BPM SPA	3,455,672	12,032
	Moncler SPA	386,499	10,972
	Unione di Banche Italiane SPA	2,291,179	10,754
	Recordati SPA	229,107	10,647
	Davide Campari-Milano SPA	1,283,913	10,280
	Telecom Italia SPA (Bearer)	13,453,988	9,559
	FinecoBank Banca Fineco SPA	893,624	8,358
2	Poste Italiane SPA	1,050,198	7,673
	Intesa Sanpaolo SPA	2,113,466	6,661
	Interpump Group SPA	193,635	6,518
	Italgas SPA	1,101,259	6,434
*,2	Pirelli & C SPA	795,898	6,258
	A2A SPA	3,634,840	6,242
	Hera SPA	1,822,507	5,863
*	Brembo SPA	349,656	5,772
^	Saipem SPA	1,363,729	5,733

8

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cerved Information Solutions SPA	445,297	5,727
	Azimut Holding SPA	269,025	5,310
	Unipol Gruppo SPA	1,123,168	5,065
	Banca Mediolanum SPA	587,845	5,009
^	BPER Banca	1,028,922	5,009
	UnipolSai Assicurazioni SPA	2,161,685	4,919
*,^	Yoox Net-A-Porter Group SPA	131,459	4,911
	DiaSorin SPA	53,695	4,884
	Buzzi Unicem SPA	172,785	4,810
	De' Longhi SPA	132,932	4,357
	Banca Generali SPA	130,178	4,283
	Societa Cattolica di Assicurazioni SC	380,357	4,122
	Amplifon SPA	266,944	4,055
	Banca Popolare di Sondrio SCPA	982,634	3,887
2	Anima Holding SPA	510,717	3,883
	Autogrill SPA	286,849	3,751
2	Infrastrutture Wireless Italiane SPA	514,077	3,513
	Iren SPA	1,251,846	3,445
	Industria Macchine Automatiche SPA	37,785	3,388
*,^	Mediaset SPA	816,653	2,999
	Societa Iniziative Autostradali e Servizi SPA	172,751	2,945
	Saras SPA	1,033,389	2,758
^	Salvatore Ferragamo SPA	98,900	2,596
2	OVS SPA	335,584	2,510
2	Enav SPA	520,234	2,477
	Banca IFIS SPA	43,688	2,380
	Ei Towers SPA	37,364	2,184
*	Reply SPA	40,828	2,170
	Beni Stabili SpA SIIQ	2,444,258	2,163
	Brunello Cucinelli SPA	63,176	2,120
^	Tod's SPA	30,848	2,051
	ERG SPA	118,165	1,974
2	Technogym SPA	201,659	1,962
	MARR SPA	75,153	1,919
	ASTM SPA	67,303	1,867
	Datalogic SPA	44,765	1,776
	Danieli & C Officine Meccaniche SPA-RSP	101,663	1,691
	Salini Impregilo SPA	393,666	1,663
	ACEA SPA	96,383	1,569
	Credito Emiliano SPA	178,066	1,560
	Parmalat SPA	397,904	1,506
^	Maire Tecnimont SPA	242,534	1,360
*,^	Fincantieri SPA	969,929	1,205
	Buzzi Unicem SPA-RSP	76,051	1,205
2	RAI Way SPA	185,375	1,124
	Piaggio & C SPA	341,748	1,118
	CIR-Compagnie Industriali Riunite SPA	558,425	839
*	Italmobiliare SPA	30,913	832
*,^	Credito Valtellinese SPA	234,137	829
	Zignago Vetro SPA	87,794	821
*,^	Juventus Football Club SPA	933,984	813
	Immobiliare Grande Distribuzione SIIQ SPA	700,479	810
	Cementir Holding SPA	90,079	764
*	Arnoldo Mondadori Editore SPA	284,654	737
^	Geox SPA	146,338	639
	Astaldi SPA	85,729	594
	Cairo Communication SPA	114,688	581
	Danieli & C Officine Meccaniche SPA	23,031	551
	Cofide SPA	733,729	522
*	GEDI Gruppo Editoriale SPA	499,280	444
*,^	Safilo Group SPA	61,993	392
*,^	Rizzoli Corriere Della Sera Mediagroup SPA	231,622	347
	DeA Capital SPA	215,880	333
^	Esprinet SPA	53,123	255

9

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Banca Monte dei Paschi di Siena SPA	1	—
			1,041,984
Netherlands (5.3%)
	Unilever NV	3,489,346	202,698
	ING Groep NV	8,863,265	163,790
	ASML Holding NV	716,656	129,307
	Koninklijke Philips NV	2,134,840	87,002
	Unibail-Rodamco SE	226,017	56,574
	Koninklijke Ahold Delhaize NV	2,899,701	54,559
	Heineken NV	536,492	52,273
	Akzo Nobel NV	574,523	51,869
	RELX NV	2,037,962	46,011
	ArcelorMittal	1,368,292	39,182
	Koninklijke DSM NV	398,264	33,979
	NN Group NV	767,122	32,126
	Wolters Kluwer NV	655,110	32,109
2	ABN AMRO Group NV	943,867	29,151
*	Altice NV Class A	1,444,644	27,244
	Koninklijke KPN NV	7,061,123	24,297
	Aegon NV	4,004,386	23,642
	Heineken Holding NV	240,558	22,329
	Randstad Holding NV	250,912	15,437
	ASR Nederland NV	329,663	13,515
	Aalberts Industries NV	217,774	10,739
*	Galapagos NV	92,138	8,961
	IMCD Group NV	120,020	7,549
	Gemalto NV	187,511	7,421
	SBM Offshore NV	408,869	7,297
	ASM International NV	106,756	7,154
2	Philips Lighting NV	185,591	7,034
	Boskalis Westminster	189,625	6,778
	TKH Group NV	95,984	6,464
	Koninklijke Vopak NV	148,111	6,411
	APERAM SA	110,749	5,955
	BE Semiconductor Industries NV	73,899	5,807
*,^	OCI NV	218,202	5,176
	Corbion NV	130,146	4,349
	Eurocommercial Properties NV	104,225	4,340
	PostNL NV	1,007,319	4,293
	Wereldhave NV	89,885	4,086
*	Altice NV Class B	201,503	3,799
2	Refresco Group NV	159,765	3,694
	Arcadis NV	152,321	3,521
	Koninklijke BAM Groep NV	541,042	3,056
*	TomTom NV	262,498	2,991
2	GrandVision NV	113,813	2,841
	Wessanen	128,031	2,432
2	Intertrust NV	131,068	2,015
*	Fugro NV	148,631	1,916
	Vastned Retail NV	43,700	1,914
	Accell Group	59,651	1,822
2	Flow Traders	63,459	1,578
	NSI NV	39,721	1,507
*,2	Takeaway.com NV	28,811	1,362
*,2	Basic-Fit NV	48,539	1,114
*	ForFarmers NV	86,138	1,053
	BinckBank NV	172,704	880
^	Brunel International NV	38,044	647
			1,285,050
Norway (1.3%)
	DNB ASA	2,453,250	47,346
^	Statoil ASA	2,186,735	44,429
^	Telenor ASA	1,556,792	33,056

10

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Norsk Hydro ASA	3,027,465	23,428
	Yara International ASA	399,948	18,995
	Marine Harvest ASA	919,403	17,955
^	Orkla ASA	1,775,954	17,396
	Subsea 7 SA	586,666	9,890
	Storebrand ASA	1,014,069	8,685
	Gjensidige Forsikring ASA	390,415	7,347
	Aker BP ASA	240,431	5,539
	TGS NOPEC Geophysical Co. ASA	232,781	5,352
	Schibsted ASA Class B	207,428	4,868
	Schibsted ASA Class A	175,647	4,529
*	Norwegian Finans Holding ASA	326,718	4,082
	SpareBank 1 SR-Bank ASA	363,386	4,025
	Bakkafrost P/F	89,579	4,003
	Tomra Systems ASA	251,059	3,505
	Leroy Seafood Group ASA	578,851	3,476
	Salmar ASA	115,921	3,456
2	Entra ASA	238,729	3,286
	SpareBank 1 SMN	297,359	3,088
	Veidekke ASA	242,943	2,722
	Aker ASA	58,403	2,646
2	XXL ASA	228,247	2,461
	Atea ASA	192,940	2,434
	Austevoll Seafood ASA	205,390	2,056
	Borregaard ASA	209,076	2,015
*,2	Aker Solutions ASA	347,110	1,909
*	DNO ASA	1,532,444	1,862
*,^	Nordic Semiconductor ASA	301,671	1,512
*	Wallenius Wilhelmsen Logistics	202,335	1,161
	Grieg Seafood ASA	115,503	1,097
*,^	Petroleum Geo-Services ASA	654,952	1,077
	Hoegh LNG Holdings Ltd.	106,827	846
	Norway Royal Salmon ASA	42,194	819
	Opera Software ASA	274,031	785
	Ocean Yield ASA	85,452	762
	Stolt-Nielsen Ltd.	52,924	746
*,^,2	BW LPG Ltd.	198,051	744
*	Akastor ASA	262,980	607
*,^	Norwegian Air Shuttle ASA	21,010	595
*,^	REC Silicon ASA	3,791,821	496
			307,088
Portugal (0.3%)
	Galp Energia SGPS SA	1,173,419	21,817
	EDP - Energias de Portugal SA	5,152,348	18,375
	Jeronimo Martins SGPS SA	550,488	10,002
*	Banco Comercial Portugues SA	20,154,440	6,023
	Navigator Co. SA	615,329	3,138
	NOS SGPS SA	509,061	3,050
	EDP Renovaveis SA	348,155	2,879
	Sonae SGPS SA	2,300,685	2,754
	CTT-Correios de Portugal SA	385,129	2,267
	REN - Redes Energeticas Nacionais SGPS SA	613,185	1,947
	Corticeira Amorim SGPS SA	75,866	1,059
	Semapa-Sociedade de Investimento e Gestao	52,282	1,045
	Altri SGPS SA	135,467	865
	Mota-Engil SGPS SA	156,305	628
*,^	Banco BPI SA	373,014	504
	Sonaecom SGPS SA	77,921	209
*	Banco Espirito Santo SA	8,371,877	12
			76,574

11

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
Spain (5.1%)
	Banco Santander SA	36,007,342	244,108
	Banco Bilbao Vizcaya Argentaria SA	15,191,223	132,841
	Telefonica SA	10,012,347	104,985
	Iberdrola SA	12,699,882	102,629
	Industria de Diseno Textil SA	2,395,040	89,523
	Amadeus IT Group SA	941,750	63,897
*	Repsol SA	2,633,050	49,342
	CaixaBank SA	8,184,519	38,291
^	Abertis Infraestructuras SA	1,414,240	30,589
2	Aena SME SA	145,580	26,710
	Banco de Sabadell SA	12,780,519	25,590
*	Ferrovial SA	1,096,713	23,817
	Grifols SA	753,613	23,585
*	ACS Actividades de Construccion y Servicios SA	559,333	22,049
	Red Electrica Corp. SA	978,935	21,676
	Endesa SA	725,766	16,612
	Gas Natural SDG SA	706,955	15,127
	Enagas SA	516,903	14,889
	Bankinter SA	1,556,028	14,684
	Grifols SA Preference Shares	580,668	13,639
*	Bankia SA	2,586,043	12,341
	Merlin Properties Socimi SA	758,871	10,020
2	Cellnex Telecom SA	345,840	8,585
	Siemens Gamesa Renewable Energy SA	517,285	7,501
	Mapfre SA	2,269,928	7,424
	Distribuidora Internacional de Alimentacion SA	1,387,106	6,784
^	Bolsas y Mercados Espanoles SHMSF SA	175,138	6,016
	Inmobiliaria Colonial Socimi SA	582,868	5,549
	Viscofan SA	89,858	5,439
	Acciona SA	59,884	4,959
	Zardoya Otis SA	425,621	4,611
	Mediaset Espana Comunicacion SA	423,860	4,607
	Acerinox SA	317,912	4,567
	Prosegur Cia de Seguridad SA	596,724	4,554
	Grupo Catalana Occidente SA	104,708	4,408
	Applus Services SA	287,312	4,018
*	Indra Sistemas SA	275,993	3,966
	Ebro Foods SA	148,827	3,580
	Hispania Activos Inmobiliarios SOCIMI SA	196,107	3,384
	Melia Hotels International SA	239,697	3,279
	CIE Automotive SA	106,617	3,168
	NH Hotel Group SA	482,564	3,051
*,2	Neinor Homes SA	146,911	3,024
	Axiare Patrimonio SOCIMI SA	148,857	2,792
*,2	Prosegur Cash SA	854,592	2,786
	Corp. Financiera Alba SA	46,046	2,696
	Cia de Distribucion Integral Logista Holdings SA	105,122	2,463
^	Tecnicas Reunidas SA	70,370	2,266
	Ence Energia y Celulosa SA	343,524	1,993
	Faes Farma SA	574,066	1,946
*,^	Sacyr SA	741,987	1,906
*,^	Obrascon Huarte Lain SA	334,113	1,874
	Atresmedia Corp. de Medios de Comunicacion SA	178,677	1,836
	Construcciones y Auxiliar de Ferrocarriles SA	42,914	1,767
*	Banco Santander Rights (Temporary Line)	253,572	1,720
*	Fomento de Construcciones y Contratas SA	161,851	1,716
2	Euskaltel SA	199,350	1,596
^	Almirall SA	139,294	1,348
*,^	Pharma Mar SA	342,303	1,308
*,^	Codere SA	2,401,565	1,062
	Papeles y Cartones de Europa SA	95,331	990
*	Ferrovial SA Rights	1,096,713	528
*,^	Liberbank SA	892,751	413

12

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Liberbank SA Rights Exp. 11/10/2017	892,751	321
*	Papeles y Cartones de Europa SA Rights	95,331	39
			1,234,784
Sweden (5.0%)
	Nordea Bank AB	7,232,606	87,404
	Volvo AB Class B	3,553,289	70,377
	Atlas Copco AB Class A	1,430,481	62,729
	Swedbank AB Class A	2,386,290	59,222
	Hennes & Mauritz AB Class B	2,148,773	53,924
	Investor AB Class B	1,031,520	51,108
	Svenska Handelsbanken AB Class A	3,324,279	47,645
	Assa Abloy AB Class B	2,127,408	44,852
	Sandvik AB	2,443,453	44,602
	Telefonaktiebolaget LM Ericsson Class B	6,723,879	42,314
*	Essity AB Class B	1,345,807	40,225
	Skandinaviska Enskilda Banken AB Class A	3,250,652	40,060
^	Atlas Copco AB Class B	859,505	34,121
	Hexagon AB Class B	568,560	29,153
^	Telia Co. AB	5,870,505	27,171
	Boliden AB	622,911	21,797
	SKF AB	863,587	20,069
	Electrolux AB Class B	511,978	18,097
	Alfa Laval AB	713,883	18,079
	Skanska AB Class B	809,597	17,753
	Kinnevik AB	528,258	17,328
	Swedish Match AB	409,906	15,442
	Trelleborg AB Class B	562,642	13,933
	Svenska Cellulosa AB SCA Class B	1,367,912	12,845
	Industrivarden AB Class A	473,095	12,832
	Securitas AB Class B	730,684	12,820
	Industrivarden AB	392,335	10,082
	Tele2 AB	792,244	10,077
	Getinge AB	508,031	10,000
	Castellum AB	616,508	9,893
*	Lundin Petroleum AB	407,981	9,598
	Husqvarna AB	869,696	8,496
	Nibe Industrier AB Class B	847,941	8,479
	Elekta AB Class B	828,541	7,967
	BillerudKorsnas AB	401,367	6,908
	Loomis AB Class B	166,635	6,686
^	ICA Gruppen AB	177,315	6,539
	L E Lundbergforetagen AB Class B	83,765	6,538
	Fabege AB	299,936	6,333
	Com Hem Holding AB	417,180	6,263
^	Intrum Justitia AB	168,446	5,903
*	Fastighets AB Balder Class B	221,140	5,756
	Indutrade AB	207,344	5,750
	Hexpol AB	568,116	5,746
2	Dometic Group AB	657,335	5,715
	Holmen AB	114,845	5,645
*	Swedish Orphan Biovitrum AB	367,326	5,443
	AAK AB	64,838	5,240
2	Thule Group AB	231,394	5,176
	Saab AB Class B	95,523	4,880
*	SSAB AB Class B	1,210,313	4,879
*,2	Ahlsell AB	729,836	4,831
	Modern Times Group MTG AB Class B	124,742	4,758
^	NCC AB Class B	218,470	4,714
	Peab AB	453,271	4,399
	Axfood AB	238,114	4,306
	JM AB	161,864	4,271
	Hemfosa Fastigheter AB	343,674	4,175
^	Wallenstam AB	435,451	4,067

13

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hufvudstaden AB Class A	244,558	4,024
*	Investment AB Latour Class B	284,834	3,957
	Lifco AB Class B	102,589	3,677
	Wihlborgs Fastigheter AB	146,472	3,478
*	NetEnt AB	419,813	3,327
	Sweco AB Class B	155,201	3,319
	AF AB	155,434	3,202
	Kungsleden AB	443,082	3,162
2	Bravida Holding AB	452,253	3,088
2	Attendo AB	246,235	2,895
	Bonava AB Class B	189,664	2,762
	Pandox AB	148,176	2,701
*,^	SSAB AB Class A	539,469	2,648
	Vitrolife AB	27,673	2,209
	Ratos AB	457,803	2,197
	Avanza Bank Holding AB	57,025	2,149
*	Betsson AB	267,794	2,101
2	Scandic Hotels Group AB	162,385	2,095
	Nobia AB	252,412	2,071
^	Mycronic AB	156,551	1,859
	Oriflame Holding AG	50,723	1,827
	Atrium Ljungberg AB	109,047	1,809
	Melker Schorling AB	25,875	1,786
*	Bilia AB	197,060	1,766
	Concentric AB	103,532	1,739
^	Klovern AB	1,224,722	1,649
	Cloetta AB Class B	445,358	1,506
	Bure Equity AB	116,410	1,439
	Svenska Handelsbanken AB Class B	98,370	1,422
*,^	Fingerprint Cards AB Class B	567,515	1,403
	Clas Ohlson AB	80,143	1,386
	Investment AB Oresund	84,925	1,344
2	Resurs Holding AB	187,243	1,296
	Klovern AB Preference Shares	34,629	1,285
	Lindab International AB	150,461	1,240
	Mekonomen AB	55,165	1,114
	SAS AB Preference Shares	17,137	1,112
*,^	SAS AB	335,133	1,037
	SkiStar AB	41,131	899
*,^	Collector AB	84,600	893
*	Haldex AB	79,846	887
*,^	Telefonaktiebolaget LM Ericsson Class A	83,021	524
	Hemfosa Fastigheter AB Preference Shares	20,993	451
	Skandinaviska Enskilda Banken AB	35,636	441
	Rezidor Hotel Group AB	117,822	422
	NCC AB Class A	8,920	192
	Sagax AB	37,614	136
	Bonava AB Class A	9,305	134
*	International Petroleum Corp.	2	—
			1,213,475
Switzerland (12.2%)
	Nestle SA	7,069,923	594,853
	Novartis AG	5,363,006	442,337
	Roche Holding AG	1,601,781	370,221
	UBS Group AG	7,912,764	134,621
	ABB Ltd.	4,393,310	114,731
	Cie Financiere Richemont SA	1,159,347	106,876
	Zurich Insurance Group AG	342,107	104,399
	Credit Suisse Group AG	5,813,567	91,615
	Swiss Re AG	705,740	66,417
	Givaudan SA	20,997	46,892
	Lonza Group AG	168,985	44,893
	LafargeHolcim Ltd.	677,377	38,248
	Geberit AG	82,499	37,352

14

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sika AG	4,794	35,483
Adecco Group AG	377,976	29,988
Julius Baer Group Ltd.	494,600	29,254
SGS SA	11,174	27,595
Swatch Group AG (Bearer)	68,380	26,801
Swisscom AG	50,827	25,679
Swiss Life Holding AG	73,599	25,581
Partners Group Holding AG	37,603	25,291
LafargeHolcim Ltd. (Paris Shares)	415,132	23,396
Sonova Holding AG	115,367	20,827
Schindler Holding AG	91,558	20,748
Kuehne & Nagel International AG	114,544	20,013
* Actelion Ltd.	62,149	17,367
Baloise Holding AG	104,963	16,548
Chocoladefabriken Lindt & Spruengli AG (Regular Shares)	232	16,106
Clariant AG	623,554	15,689
Straumann Holding AG	22,207	15,505
Temenos Group AG	132,421	15,291
* Vifor Pharma AG	117,697	15,138
Chocoladefabriken Lindt & Spruengli AG (Participation Certificates)	2,358	13,650
Swiss Prime Site AG	159,623	13,630
Logitech International SA	324,914	11,619
Georg Fischer AG	9,255	11,403
ams AG	123,258	11,246
* Dufry AG	72,987	10,864
EMS-Chemie Holding AG	16,089	10,547
Roche Holding AG (Bearer)	40,966	9,520
Schindler Holding AG (Registered)	42,766	9,445
Flughafen Zurich AG	42,796	9,307
BB Biotech AG	126,306	8,073
PSP Swiss Property AG	90,853	7,997
Swatch Group AG (Registered)	104,781	7,898
Helvetia Holding AG	14,163	7,614
OC Oerlikon Corp. AG	446,340	7,161
2 VAT Group AG	54,914	7,149
dormakaba Holding AG	7,085	7,013
Barry Callebaut AG	4,365	6,820
2 Sunrise Communications Group AG	76,173	6,337
Aryzta AG	186,506	5,922
Cembra Money Bank AG	64,844	5,809
Bucher Industries AG	14,767	5,778
GAM Holding AG	367,718	5,732
Pargesa Holding SA	67,262	5,633
Tecan Group AG	25,880	5,474
Allreal Holding AG	31,353	5,240
DKSH Holding AG	60,356	5,063
Banque Cantonale Vaudoise	6,644	4,777
Belimo Holding AG	1,090	4,677
SFS Group AG	38,531	4,567
^ Panalpina Welttransport Holding AG	29,699	4,081
Forbo Holding AG	2,643	3,996
Valiant Holding AG	37,244	3,834
Sulzer AG	29,806	3,818
Mobimo Holding AG	14,491	3,662
* Idorsia Ltd.	176,797	3,484
Vontobel Holding AG	52,620	3,274
u-blox Holding AG	15,206	2,986
Daetwyler Holding AG	16,758	2,810
Schweiter Technologies AG	2,267	2,781
Emmi AG	4,354	2,718
Siegfried Holding AG	8,603	2,691
Inficon Holding AG	4,310	2,677
Conzzeta AG	2,655	2,608
St. Galler Kantonalbank AG	5,665	2,558

15

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	COSMO Pharmaceuticals NV	15,904	2,304
	Komax Holding AG	7,946	2,275
^	Burckhardt Compression Holding AG	7,567	2,254
*,^	Meyer Burger Technology AG	1,207,110	2,251
	VZ Holding AG	6,291	2,174
	Valora Holding AG	6,571	2,106
	Implenia AG	33,032	2,086
	Ascom Holding AG	87,115	1,994
*,^	Basilea Pharmaceutica AG	23,904	1,944
	Bobst Group SA	17,642	1,886
	Autoneum Holding AG	6,753	1,824
	Huber & Suhner AG	33,651	1,822
	Rieter Holding AG	7,769	1,817
	Interroll Holding AG	1,203	1,720
*	Arbonia AG	96,914	1,695
	EFG International AG	161,969	1,482
	Bachem Holding AG	11,292	1,426
	Bossard Holding AG	5,742	1,357
^	Ypsomed Holding AG	7,746	1,349
	Bell Food Group AG	3,076	1,328
	Intershop Holding AG	2,693	1,323
	LEM Holding SA	1,010	1,322
	BKW AG	20,332	1,188
	Zehnder Group AG	28,952	1,062
	APG SGA SA	2,613	1,059
*	Leonteq AG	15,740	988
	Kudelski SA	79,819	980
*	Schmolz & Bickenbach AG	929,248	857
	Vetropack Holding AG	441	839
	ALSO Holding AG	5,925	802
	Swissquote Group Holding SA	17,508	608
	Plazza AG	1,617	376
*	Alpiq Holding AG	5,520	354
			2,948,550
United Kingdom (28.3%)
	HSBC Holdings plc	45,744,964	446,709
	British American Tobacco plc	5,052,272	326,429
	BP plc	43,930,643	297,969
	Royal Dutch Shell plc Class A	8,756,455	275,654
	Royal Dutch Shell plc Class B	8,546,723	275,184
	GlaxoSmithKline plc	11,018,091	197,747
	AstraZeneca plc	2,887,736	195,389
	Diageo plc	5,634,071	192,399
	Vodafone Group plc	60,750,078	173,767
	Unilever plc	2,688,686	152,380
	Lloyds Banking Group plc	162,673,933	147,454
	Prudential plc	5,894,760	144,690
	Rio Tinto plc	2,710,485	128,100
	Glencore plc	26,549,560	128,055
	Reckitt Benckiser Group plc	1,419,174	126,970
	Shire plc	2,029,726	99,976
	Barclays plc	38,721,795	95,555
	National Grid plc	7,843,312	94,414
	Imperial Brands plc	2,174,010	88,639
	BHP Billiton plc	4,734,005	85,713
*	Compass Group plc	3,597,179	78,974
	BT Group plc	19,071,783	65,713
	Aviva plc	9,241,939	61,999
*	Standard Chartered plc	6,136,297	61,117
	BAE Systems plc	7,248,264	57,098
	RELX NV	2,418,141	55,644
	WPP plc	2,822,283	49,896
	Rolls-Royce Holdings plc	3,744,218	48,387
	Anglo American plc	2,560,758	48,304

16

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Legal & General Group plc	13,460,744	47,726
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,458,521	45,926
Tesco plc	18,593,096	44,802
Experian plc	2,113,051	44,519
CRH plc (Irish Shares)	1,135,535	42,733
SSE plc	2,274,659	41,777
Ferguson plc	576,372	40,306
Smith & Nephew plc	1,993,424	37,599
London Stock Exchange Group plc	711,690	35,541
Standard Life Aberdeen plc	6,176,229	35,243
Associated British Foods plc	791,036	35,011
* Sky plc	2,356,228	29,510
Ashtead Group plc	1,132,866	29,182
CRH plc	770,258	28,961
Centrica plc	12,726,909	28,702
Micro Focus International plc	804,885	28,271
3i Group plc	2,165,236	27,633
* Royal Bank of Scotland Group plc	7,318,724	27,494
Old Mutual plc	10,834,106	27,483
Carnival plc	407,723	26,881
Intertek Group plc	367,455	26,472
Persimmon plc	699,509	26,033
Burberry Group plc	975,874	24,648
Sage Group plc	2,459,273	24,344
InterContinental Hotels Group plc	433,542	24,019
Bunzl plc	761,895	23,734
2 Worldpay Group plc	4,260,980	22,970
Kingfisher plc	5,056,832	21,025
Next plc	321,030	20,985
Land Securities Group plc	1,625,400	20,876
Randgold Resources Ltd.	212,401	20,872
Whitbread plc	417,167	20,461
International Consolidated Airlines Group SA	2,396,900	20,244
Mondi plc	835,768	20,213
Barratt Developments plc	2,276,016	19,790
Taylor Wimpey plc	7,410,394	19,638
RSA Insurance Group plc	2,325,148	19,416
Johnson Matthey plc	431,427	19,369
Paddy Power Betfair plc	188,075	19,250
DCC plc	201,537	19,113
Smiths Group plc	898,845	18,755
Rentokil Initial plc	4,204,013	18,747
British Land Co. plc	2,340,191	18,685
St. James's Place plc	1,185,413	18,528
ITV plc	8,472,739	18,521
Pearson plc	1,870,876	17,470
Informa plc	1,874,451	17,350
United Utilities Group plc	1,556,067	17,216
Marks & Spencer Group plc	3,710,287	16,958
GKN plc	3,916,759	16,509
Segro plc	2,268,850	16,379
Smurfit Kappa Group plc	539,852	16,100
Croda International plc	288,582	16,038
Direct Line Insurance Group plc	3,138,394	15,490
Severn Trent plc	537,664	15,076
Coca-Cola HBC AG	443,988	15,006
DS Smith plc	2,145,508	14,838
Wm Morrison Supermarkets plc	4,924,024	14,660
Berkeley Group Holdings plc	290,267	14,424
John Wood Group plc	1,492,031	14,108
* Just Eat plc	1,309,767	13,569
Halma plc	861,780	13,522
Bellway plc	277,801	13,470
Weir Group plc	507,176	13,149

17

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	G4S plc	3,523,470	13,148
	Hammerson plc	1,813,341	12,623
	Melrose Industries plc	4,317,996	12,612
	Spirax-Sarco Engineering plc	167,560	12,573
	Meggitt plc	1,748,459	12,037
	Hiscox Ltd.	627,499	11,899
	Schroders plc	255,951	11,875
	J Sainsbury plc	3,672,660	11,827
	RPC Group plc	934,391	11,694
	Admiral Group plc	456,286	11,656
	Hargreaves Lansdown plc	554,710	11,652
	Rightmove plc	208,258	11,489
	Travis Perkins plc	568,356	11,473
	TUI AG	604,602	10,920
	Capita plc	1,502,516	10,464
	British American Tobacco plc ADR	161,443	10,397
	Royal Mail plc	2,078,530	10,329
	Antofagasta plc	797,286	10,105
*	Cobham plc	5,447,495	10,054
	Booker Group plc	3,743,680	10,002
	Pennon Group plc	946,367	9,981
	Inchcape plc	960,256	9,967
	BBA Aviation plc	2,337,760	9,876
	IMI plc	608,324	9,871
2	Auto Trader Group plc	2,162,461	9,833
	Investec plc	1,432,126	9,800
	B&M European Value Retail SA	1,830,535	9,659
	Man Group plc	3,708,296	9,536
	Spectris plc	272,153	9,253
	Electrocomponents plc	996,118	9,187
	Tate & Lyle plc	1,056,849	9,079
	TP ICAP plc	1,255,311	9,076
	Phoenix Group Holdings	888,453	8,930
	easyJet plc	500,036	8,893
*,^	Metro Bank plc	186,076	8,786
*	BTG plc	873,606	8,745
	Playtech plc	666,728	8,712
	Inmarsat plc	1,032,037	8,513
	UBM plc	909,436	8,496
*	Paysafe Group plc	1,086,619	8,458
*	CYBG plc	2,017,726	8,439
	GVC Holdings plc	661,382	8,235
	SSP Group plc	1,058,636	8,222
	Intermediate Capital Group plc	631,560	8,155
	Derwent London plc	228,242	8,112
*	Indivior plc	1,639,723	8,092
2	Merlin Entertainments plc	1,605,951	8,078
	Beazley plc	1,182,531	7,933
2	ConvaTec Group plc	2,990,515	7,781
	Jupiter Fund Management plc	978,531	7,721
*	Tullow Oil plc	3,145,818	7,612
	Howden Joinery Group plc	1,392,067	7,581
	Hays plc	3,040,782	7,527
	Fresnillo plc	421,182	7,284
	IG Group Holdings plc	835,492	7,250
	NMC Health plc	183,003	7,032
	Polymetal International plc	594,151	6,903
	Rotork plc	1,975,776	6,895
	UDG Healthcare plc	561,186	6,891
^	Mediclinic International plc	890,193	6,881
	Aggreko plc	552,118	6,871
	Ladbrokes Coral Group plc	4,036,651	6,830
	Shaftesbury plc	512,967	6,750
	William Hill plc	1,962,044	6,733

18

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	HomeServe plc	585,869	6,662
	WH Smith plc	244,238	6,640
	Close Brothers Group plc	348,551	6,428
	Saga plc	2,502,099	6,350
	Micro Focus International plc ADR	181,782	6,350
	NEX Group plc	742,384	6,248
	Babcock International Group plc	576,982	6,221
	Tritax Big Box REIT plc	3,109,726	6,084
	Great Portland Estates plc	731,831	6,045
	Britvic plc	590,806	5,939
	Victrex plc	185,686	5,912
^	Capital & Counties Properties plc	1,667,243	5,896
	Balfour Beatty plc	1,594,492	5,801
^	Intu Properties plc	2,017,692	5,792
*	KAZ Minerals plc	530,508	5,728
	Dechra Pharmaceuticals plc	208,971	5,707
	Daily Mail & General Trust plc	605,499	5,577
*,2	Wizz Air Holdings plc	124,898	5,433
	Bodycote plc	435,629	5,418
	Grafton Group plc	492,198	5,378
	Dixons Carphone plc	2,271,008	5,231
	Thomas Cook Group plc	3,280,011	5,219
	Renishaw plc	77,833	5,121
	Moneysupermarket.com Group plc	1,177,344	5,080
	UNITE Group plc	540,973	5,054
	Greene King plc	692,716	4,978
2	Sophos Group plc	603,406	4,976
*	BCA Marketplace plc	1,777,602	4,915
	AVEVA Group plc	146,343	4,903
	Domino's Pizza Group plc	1,092,670	4,871
^	Hikma Pharmaceuticals plc	314,574	4,862
	Bovis Homes Group plc	309,229	4,831
	Jardine Lloyd Thompson Group plc	272,810	4,722
	National Express Group plc	962,890	4,700
	Cranswick plc	112,114	4,586
	Centamin plc	2,447,233	4,529
	Lancashire Holdings Ltd.	453,747	4,528
	Ashmore Group plc	884,137	4,521
	Genus plc	139,144	4,345
	Pagegroup plc	697,391	4,332
	IWG plc	1,504,687	4,305
	Redrow plc	494,494	4,276
	Evraz plc	1,103,952	4,231
	Crest Nicholson Holdings plc	558,420	4,202
	Ultra Electronics Holdings plc	173,258	4,195
	Greencore Group plc	1,638,433	4,195
	QinetiQ Group plc	1,290,364	4,183
^	Provident Financial plc	335,715	4,155
	Essentra plc	586,762	4,148
	Paragon Banking Group plc	647,976	4,089
*	Firstgroup plc	2,745,393	4,011
	Elementis plc	1,048,394	3,959
	Synthomer plc	607,543	3,951
	JD Sports Fashion plc	824,264	3,914
*	Serco Group plc	2,525,271	3,911
	Cineworld Group plc	440,678	3,888
	BGEO Group plc	82,254	3,884
	Rathbone Brothers plc	112,938	3,843
	Diploma plc	267,457	3,831
	Greggs plc	223,327	3,779
	Vesuvius plc	474,608	3,703
*,^	Ocado Group plc	960,710	3,671
*	Cairn Energy plc	1,305,050	3,665
	Senior plc	952,231	3,647

19

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Savills plc	291,836	3,615
Dignity plc	112,278	3,615
Grainger plc	939,487	3,475
^ TalkTalk Telecom Group plc	1,216,204	3,449
LondonMetric Property plc	1,470,609	3,443
Big Yellow Group plc	330,379	3,414
Drax Group plc	913,040	3,369
2 Countryside Properties plc	703,343	3,320
Assura plc	4,087,312	3,281
Petrofac Ltd.	584,249	3,255
Workspace Group plc	266,027	3,128
SIG plc	1,356,247	3,106
2 ZPG plc	667,366	3,102
Hill & Smith Holdings plc	175,702	3,087
AA plc	1,353,961	3,080
2 John Laing Group plc	810,613	3,073
Galliford Try plc	186,706	3,026
NewRiver REIT plc	678,431	3,019
2 Ibstock plc	888,491	2,928
2 Hastings Group Holdings plc	698,947	2,924
Kier Group plc	211,074	2,914
Card Factory plc	697,177	2,908
Brewin Dolphin Holdings plc	615,816	2,891
Safestore Holdings plc	474,155	2,801
SuperGroup plc	113,401	2,792
Entertainment One Ltd.	742,102	2,784
J D Wetherspoon plc	166,000	2,744
* Sports Direct International plc	506,638	2,661
Fidessa Group plc	87,219	2,637
Just Group plc	1,287,176	2,635
Dairy Crest Group plc	324,140	2,613
Stobart Group Ltd.	690,779	2,593
Morgan Advanced Materials plc	620,512	2,588
2 McCarthy & Stone plc	1,211,782	2,575
2 Spire Healthcare Group plc	642,898	2,537
Virgin Money Holdings UK plc	647,620	2,509
Mitie Group plc	796,045	2,505
Vedanta Resources plc	207,441	2,446
Laird plc	1,108,392	2,400
Polypipe Group plc	435,191	2,386
Ted Baker plc	62,496	2,300
Ferrexpo plc	669,284	2,259
Computacenter plc	170,403	2,251
esure Group plc	628,282	2,241
Telecom Plus plc	136,957	2,219
Go-Ahead Group plc	94,026	2,210
F&C Commercial Property Trust Ltd.	1,166,780	2,210
Stagecoach Group plc	994,055	2,202
* Hunting plc	315,645	2,198
* Vectura Group plc	1,629,495	2,164
De La Rue plc	228,569	2,124
* Aldermore Group plc	527,268	2,108
Dunelm Group plc	215,539	2,096
* EI Group plc	1,156,193	2,065
St. Modwen Properties plc	405,401	2,049
Pets at Home Group plc	875,686	2,049
Fenner plc	444,650	2,037
Keller Group plc	163,520	2,034
Marston's plc	1,432,411	2,028
Chesnara plc	395,692	2,023
Halfords Group plc	457,394	2,007
RPS Group plc	504,538	1,971
OneSavings Bank plc	361,909	1,948
PZ Cussons plc	420,892	1,847

20

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
	Restaurant Group plc			456,582	1,842
	Renewi plc			1,329,408	1,832
	Mitchells & Butlers plc			534,529	1,814
	Northgate plc			303,172	1,803
	NCC Group plc			579,193	1,769
	UK Commercial Property Trust Ltd.			1,488,781	1,730
	Hochschild Mining plc			568,991	1,666
	KCOM Group plc			1,156,977	1,651
	Debenhams plc			2,807,408	1,631
^	Hansteen Holdings plc			894,047	1,626
	Oxford Instruments plc			128,677	1,624
	888 Holdings plc			485,460	1,616
	N Brown Group plc			396,214	1,585
	Picton Property Income Ltd.			1,349,181	1,541
	Chemring Group plc			652,101	1,494
	International Personal Finance plc			553,224	1,483
	Devro plc			427,667	1,382
	Redefine International PLC			2,764,515	1,364
*	Ophir Energy plc			1,572,557	1,363
*	Imagination Technologies Group plc			563,258	1,351
	ITE Group plc			565,763	1,336
*	Petra Diamonds Ltd.			1,232,617	1,260
*	Allied Minds plc			541,538	1,257
	Rank Group plc			359,887	1,138
*,^	Premier Oil plc			1,169,818	1,058
	Lookers plc			721,882	1,006
*	Nostrum Oil & Gas plc			195,016	975
	Helical plc			235,234	962
	Daejan Holdings plc			11,561	952
	Schroder REIT Ltd.			1,187,810	942
*,^	AO World plc			612,425	894
	Acacia Mining plc			363,501	870
	Gocompare.Com Group plc			585,022	791
*	Premier Foods plc			1,508,161	785
	Soco International plc			506,802	784
*	Jimmy Choo plc			247,371	756
	Foxtons Group plc			601,582	632
^	Carillion plc			983,413	594
*	Countrywide plc			353,378	585
*	Lamprell plc			498,818	490
2	CMC Markets plc			197,637	417
*,^	Interserve plc			328,850	319
*,3	Sole Realisation Co. plc			195	—

					6,847,740

Total Common Stocks (Cost $25,749,890)					23,998,004

		Coupon

Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.0%)
4,5	Vanguard Market Liquidity Fund	1.246%		4,819,471	481,995

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill	1.048%	1/2/18	20,000	19,964
	United States Treasury Bill	1.018%	11/2/17	500	500
6	United States Treasury Bill	1.084%	2/1/18	500	499

21

Vanguard® European Stock Index Fund
Schedule of Investments
October 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Bill	1.116%	2/22/18	5,000	4,982
				25,945
Total Temporary Cash Investments (Cost $508,004)				507,940
Total Investments (101.2%) (Cost $26,257,894)				24,505,944
Other Assets and Liabilities—Net (-1.2%)[5,7]				(294,063)
Net Assets (100%)				24,211,881

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $362,832,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $388,105,000, representing 1.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $382,738,000 of collateral received for securities on loan.
6 Securities with a value of $12,427,000 have been segregated as initial margin for open futures contracts.
7 Cash of $6,190,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

22

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.1%)[1]
Australia (16.0%)
Commonwealth Bank of Australia	1,934,572	115,079
Westpac Banking Corp.	3,794,325	96,108
Australia & New Zealand Banking Group Ltd.	3,276,345	75,187
National Australia Bank Ltd.	2,989,772	74,912
BHP Billiton Ltd.	3,585,431	73,820
CSL Ltd.	506,878	53,963
^ Wesfarmers Ltd.	1,262,948	40,453
Woolworths Ltd.	1,444,534	28,637
Macquarie Group Ltd.	342,905	25,869
^ Rio Tinto Ltd.	473,551	25,234
Transurban Group	2,287,340	21,263
^ Woodside Petroleum Ltd.	809,499	19,082
Scentre Group	5,704,288	17,589
Amcor Ltd.	1,288,392	15,637
South32 Ltd.	5,837,028	15,247
Suncorp Group Ltd.	1,436,694	14,954
Newcrest Mining Ltd.	840,939	14,378
AGL Energy Ltd.	732,324	14,179
Insurance Australia Group Ltd.	2,631,631	13,233
Brambles Ltd.	1,775,644	12,876
Aristocrat Leisure Ltd.	706,460	12,772
Westfield Corp.	2,128,662	12,687
Telstra Corp. Ltd.	4,649,889	12,620
QBE Insurance Group Ltd.	1,527,899	12,528
Goodman Group	1,950,907	12,509
AMP Ltd.	3,262,371	12,433
* Origin Energy Ltd.	1,956,404	11,915
Treasury Wine Estates Ltd.	820,636	9,851
Stockland	2,697,712	9,350
ASX Ltd.	214,130	8,860
Aurizon Holdings Ltd.	2,198,131	8,724
Cochlear Ltd.	63,031	8,491
Dexus	1,128,291	8,449
APA Group	1,239,528	8,135
GPT Group	2,010,076	7,849
LendLease Group	631,859	7,846
Sonic Healthcare Ltd.	467,922	7,815
Oil Search Ltd.	1,351,049	7,658
Caltex Australia Ltd.	291,645	7,658
Mirvac Group	4,137,528	7,648
James Hardie Industries plc	493,407	7,533
Vicinity Centres	3,640,351	7,399
Ramsay Health Care Ltd.	142,815	7,322
Boral Ltd.	1,311,664	7,198
Medibank Pvt Ltd.	3,042,245	7,161
* Santos Ltd.	1,987,256	6,867
Orica Ltd.	418,144	6,697
Sydney Airport	1,228,445	6,693
Challenger Ltd.	639,993	6,528
Computershare Ltd.	538,478	6,437
^ Fortescue Metals Group Ltd.	1,791,205	6,369
BlueScope Steel Ltd.	636,030	6,262
SEEK Ltd.	392,014	5,520
Incitec Pivot Ltd.	1,855,201	5,442
Alumina Ltd.	2,815,878	5,053
Qantas Airways Ltd.	1,009,798	4,766
Tatts Group Ltd.	1,439,209	4,601
Bendigo & Adelaide Bank Ltd.	526,441	4,592
Bank of Queensland Ltd.	440,308	4,508
Star Entertainment Grp Ltd.	934,116	4,119
CIMIC Group Ltd.	108,537	4,027

23

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Coca-Cola Amatil Ltd.	598,815	3,738
	Orora Ltd.	1,355,399	3,534
	Crown Resorts Ltd.	396,862	3,529
	Downer EDI Ltd.	656,498	3,523
	Link Administration Holdings Ltd.	545,317	3,443
	ALS Ltd.	571,610	3,432
	Iluka Resources Ltd.	465,750	3,356
	Tabcorp Holdings Ltd.	939,917	3,234
	REA Group Ltd.	58,327	3,234
	IOOF Holdings Ltd.	382,975	3,159
	Ansell Ltd.	164,540	3,029
	Macquarie Atlas Roads Group	657,271	3,002
^	Healthscope Ltd.	1,968,575	2,957
	Magellan Financial Group Ltd.	144,555	2,688
	AusNet Services	1,971,254	2,673
	Qube Holdings Ltd.	1,343,394	2,647
	Northern Star Resources Ltd.	661,717	2,631
	DuluxGroup Ltd.	455,047	2,570
	Adelaide Brighton Ltd.	531,508	2,530
^	Domino's Pizza Enterprises Ltd.	69,408	2,482
	carsales.com Ltd.	236,277	2,481
^,*	WorleyParsons Ltd.	228,840	2,461
	nib holdings Ltd.	506,339	2,446
^	Metcash Ltd.	1,128,127	2,330
	Flight Centre Travel Group Ltd.	65,004	2,330
	Charter Hall Group	523,317	2,327
^	JB Hi-Fi Ltd.	132,038	2,318
	Fairfax Media Ltd.	2,653,221	2,235
*	Whitehaven Coal Ltd.	771,073	2,204
	BT Investment Management Ltd.	264,233	2,186
	Investa Office Fund	626,756	2,152
	Mineral Resources Ltd.	161,178	2,151
	CSR Ltd.	581,969	2,117
	OZ Minerals Ltd.	334,571	2,066
	Evolution Mining Ltd.	1,148,602	2,063
^	Blackmores Ltd.	15,302	1,871
	Perpetual Ltd.	48,510	1,803
^	Harvey Norman Holdings Ltd.	616,805	1,787
	G8 Education Ltd.	499,080	1,743
	InvoCare Ltd.	133,666	1,738
	GrainCorp Ltd. Class A	265,562	1,730
^	Independence Group NL	557,793	1,714
	Corporate Travel Management Ltd.	90,909	1,675
^	TPG Telecom Ltd.	401,771	1,663
	Shopping Centres Australasia Property Group	901,001	1,624
	Regis Resources Ltd.	543,108	1,613
	Beach Energy Ltd.	2,150,678	1,609
^	Platinum Asset Management Ltd.	279,978	1,565
	Costa Group Holdings Ltd.	322,458	1,534
	Sims Metal Management Ltd.	146,195	1,482
	Primary Health Care Ltd.	564,032	1,478
	Nufarm Ltd.	211,083	1,469
	Vocus Group Ltd.	663,246	1,465
	Breville Group Ltd.	160,121	1,430
	BWP Trust	601,453	1,424
	Cleanaway Waste Management Ltd.	1,213,791	1,397
	Monadelphous Group Ltd.	107,422	1,397
^	IRESS Ltd.	153,694	1,386
	Bapcor Ltd.	330,382	1,377
	Cromwell Property Group	1,751,309	1,341
	Washington H Soul Pattinson & Co. Ltd.	103,490	1,324
^	Navitas Ltd.	358,507	1,311
^,*	Galaxy Resources Ltd.	491,094	1,300
	Reliance Worldwide Corp. Ltd.	451,878	1,292

24

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	St. Barbara Ltd.	571,894	1,264
	Charter Hall Retail REIT	378,595	1,178
	Abacus Property Group	403,520	1,175
2	MYOB Group Ltd.	406,453	1,170
	Webjet Ltd.	130,297	1,149
	Bega Cheese Ltd.	194,175	1,094
*	NEXTDC Ltd.	273,699	1,083
	ARB Corp. Ltd.	77,391	1,080
	Steadfast Group Ltd.	524,764	1,079
	Altium Ltd.	116,139	1,066
	Seven Group Holdings Ltd.	103,081	1,049
	Super Retail Group Ltd.	172,210	1,025
^	Premier Investments Ltd.	99,885	1,014
	Eclipx Group Ltd.	316,862	984
	Aveo Group	487,691	944
	Mantra Group Ltd.	313,913	938
	GUD Holdings Ltd.	101,984	933
	Pact Group Holdings Ltd.	206,097	915
*	Saracen Mineral Holdings Ltd.	804,194	891
^,*	Mayne Pharma Group Ltd.	1,670,279	877
	Sandfire Resources NL	194,454	856
	Viva Energy REIT	509,208	835
	Nine Entertainment Co. Holdings Ltd.	672,662	773
^,*	Pilbara Minerals Ltd.	1,230,983	764
	Southern Cross Media Group Ltd.	883,884	759
	Sigma Healthcare Ltd.	1,289,920	746
	APN Outdoor Group Ltd.	206,326	739
^	Ardent Leisure Group	509,671	732
^	Automotive Holdings Group Ltd.	293,646	729
^,*	Orocobre Ltd.	195,400	727
^,*	Aconex Ltd.	185,037	721
	Aventus Retail Property Fund Ltd.	396,742	705
^,*	Lynas Corp. Ltd.	5,102,414	705
^	SpeedCast International Ltd.	218,000	695
	Charter Hall Long Wale REIT	215,885	687
	Growthpoint Properties Australia Ltd.	266,368	679
^,*	Syrah Resources Ltd.	260,011	673
^	IPH Ltd.	148,888	668
	McMillan Shakespeare Ltd.	54,902	663
^	Retail Food Group Ltd.	195,204	658
	Credit Corp. Group Ltd.	42,032	647
^,*	Bellamy's Australia Ltd.	69,840	644
^	Western Areas Ltd.	301,154	642
	WiseTech Global Ltd.	71,623	640
	Technology One Ltd.	161,074	622
	Brickworks Ltd.	55,982	609
	Tassal Group Ltd.	187,087	604
	SmartGroup Corp. Ltd.	80,653	601
	Estia Health Ltd.	223,991	597
^	Myer Holdings Ltd.	1,012,692	593
*	Nanosonics Ltd.	248,053	571
	National Storage REIT	499,349	564
^,*	Australian Agricultural Co. Ltd.	485,893	547
^	Inghams Group Ltd.	197,395	537
	IDP Education Ltd.	123,732	531
	Ausdrill Ltd.	316,271	526
	GWA Group Ltd.	268,761	525
^	Blue Sky Alternative Investments Ltd.	47,112	508
	Genworth Mortgage Insurance Australia Ltd.	231,944	505
	Collins Foods Ltd.	116,649	495
	Resolute Mining Ltd.	628,300	493
	oOh!media Ltd.	143,835	483
	Folkestone Education Trust	224,778	482
^,*	Gold Road Resources Ltd.	909,328	479

25

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Sirtex Medical Ltd.	44,947	471
	Australian Pharmaceutical Industries Ltd.	405,455	468
	Rural Funds Group	274,678	465
	Seven West Media Ltd.	891,866	462
	Sims Metal Management Ltd. ADR	43,541	440
^	Gateway Lifestyle	289,780	438
	Asaleo Care Ltd.	374,110	424
*	Elders Ltd.	107,784	418
^	BWX Ltd.	75,062	417
	GDI Property Group	419,090	383
^	HT&E Ltd.	282,436	376
^	Japara Healthcare Ltd.	239,690	371
^	Regis Healthcare Ltd.	131,205	366
^,*	Starpharma Holdings Ltd.	348,157	365
	Arena REIT	212,535	365
	Centuria Industrial REIT	184,915	364
^,*	Infigen Energy	633,664	355
	Ingenia Communities Group	174,462	355
	MACA Ltd.	218,927	351
^	Greencross Ltd.	85,791	349
	Hotel Property Investments	145,043	349
^,*	Mesoblast Ltd.	338,735	347
	RCR Tomlinson Ltd.	105,198	347
*	Westgold Resources Ltd.	238,256	341
*	Nufarm Ltd.	46,907	326
^	SG Fleet Group Ltd.	98,188	307
^	Newcrest Mining Ltd. ADR	16,929	289
^	Tox Free Solutions Ltd.	153,874	289
*	Senex Energy Ltd.	1,086,130	288
^,*	Perseus Mining Ltd.	1,146,194	279
*	Cardno Ltd.	271,661	276
^	FlexiGroup Ltd.	245,057	276
^	Superloop Ltd.	141,860	273
^	SeaLink Travel Group Ltd.	79,058	260
^	Select Harvests Ltd.	68,875	248
^,*	Ainsworth Game Technology Ltd.	136,392	238
*	Village Roadshow Ltd.	82,625	237
	Virtus Health Ltd.	56,162	236
	WPP AUNZ Ltd.	292,686	206
	OFX Group Ltd.	183,877	197
	Cedar Woods Properties Ltd.	44,675	196
^,*	Highfield Resources Ltd.	242,885	195
*	AWE Ltd.	463,513	181
^	Mount Gibson Iron Ltd.	620,315	181
^,*	Karoon Gas Australia Ltd.	195,153	180
^	RCG Corp. Ltd.	280,509	161
^,*	Beadell Resources Ltd.	1,172,066	160
^,*	Liquefied Natural Gas Ltd.	416,316	150
^	Vita Group Ltd.	146,019	145
	Cabcharge Australia Ltd.	113,459	144
^	Reject Shop Ltd.	37,835	135
^	iSentia Group Ltd.	166,786	127
^	ERM Power Ltd.	120,801	126
	Decmil Group Ltd.	118,524	115
^,*	CSG Ltd.	204,418	92
*	Cash Converters International Ltd.	317,679	87
^	Thorn Group Ltd.	142,543	87
*,3	Quintis Ltd.	377,075	85
	NZME Ltd.	118,232	74
*,3	Paladin Energy Ltd.	1,369,635	49
^,*,3	ACN 004 410 833 Ltd.	2,773,644	47
^,*,3	Ten Network Holdings Ltd.	270,457	33
*,3	DSHE Holdings Ltd.	147,770	—

26

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
3	BGP Holdings PLC	15,642,708	—
			1,293,621
Hong Kong (8.4%)
	AIA Group Ltd.	13,495,712	101,697
	Hong Kong Exchanges & Clearing Ltd.	1,367,664	38,109
^	CK Hutchison Holdings Ltd.	2,993,059	38,017
	Sun Hung Kai Properties Ltd.	1,585,474	25,937
*	CK Asset Holdings Ltd.	3,007,498	24,751
	Link REIT	2,479,798	20,848
	Hang Seng Bank Ltd.	807,852	19,148
	BOC Hong Kong Holdings Ltd.	4,003,759	19,079
	CLP Holdings Ltd.	1,824,360	18,568
	Hong Kong & China Gas Co. Ltd.	9,043,611	17,143
	Galaxy Entertainment Group Ltd.	2,358,062	16,080
	Jardine Matheson Holdings Ltd.	231,252	14,814
	AAC Technologies Holdings Inc.	767,257	14,069
	Power Assets Holdings Ltd.	1,473,707	12,776
	Sands China Ltd.	2,675,936	12,624
	Wharf Holdings Ltd.	1,352,615	12,320
2	WH Group Ltd.	9,364,933	9,490
	Hongkong Land Holdings Ltd.	1,296,147	9,401
	New World Development Co. Ltd.	6,145,156	9,162
	MTR Corp. Ltd.	1,558,186	9,034
	Jardine Strategic Holdings Ltd.	204,151	8,563
	China Mengniu Dairy Co. Ltd.	3,010,500	8,343
	Techtronic Industries Co. Ltd.	1,397,156	8,202
	Henderson Land Development Co. Ltd.	1,187,687	7,751
	Wheelock & Co. Ltd.	925,668	6,449
	CK Infrastructure Holdings Ltd.	692,813	6,032
	Samsonite International SA	1,436,897	5,999
	Sino Land Co. Ltd.	3,386,443	5,837
	Bank of East Asia Ltd.	1,308,732	5,743
	Swire Pacific Ltd. Class A	561,752	5,551
	Hang Lung Properties Ltd.	2,261,841	5,194
	Want Want China Holdings Ltd.	6,319,220	5,174
^,*	Semiconductor Manufacturing International Corp.	3,227,221	4,952
	ASM Pacific Technology Ltd.	302,336	4,411
	Wynn Macau Ltd.	1,634,029	4,195
	Minth Group Ltd.	766,783	4,142
	Swire Properties Ltd.	1,196,235	4,042
	Hang Lung Group Ltd.	991,920	3,485
	Hysan Development Co. Ltd.	715,726	3,458
	Tingyi Cayman Islands Holding Corp.	2,147,900	3,387
	Li & Fung Ltd.	6,610,213	3,331
	NWS Holdings Ltd.	1,602,887	3,244
	Yue Yuen Industrial Holdings Ltd.	823,658	3,155
^	Kingston Financial Group Ltd.	4,019,426	3,103
	Kerry Properties Ltd.	655,590	2,950
	Dairy Farm International Holdings Ltd.	332,801	2,722
	VTech Holdings Ltd.	184,050	2,617
	PCCW Ltd.	4,696,715	2,590
	Hopewell Holdings Ltd.	668,460	2,567
	Sun Art Retail Group Ltd.	2,535,731	2,563
	Melco International Development Ltd.	905,274	2,481
	Shangri-La Asia Ltd.	1,205,928	2,401
	Xinyi Glass Holdings Ltd.	2,154,640	2,088
	First Pacific Co. Ltd.	2,735,939	2,085
	Orient Overseas International Ltd.	213,910	2,060
	Vitasoy International Holdings Ltd.	888,304	2,054
	PRADA SPA	593,404	2,047
	MGM China Holdings Ltd.	857,336	1,934
	Fortune REIT	1,550,833	1,879
	SJM Holdings Ltd.	2,154,639	1,852
	Swire Pacific Ltd. Class B	1,025,686	1,773

27

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Nexteer Automotive Group Ltd.	904,211	1,771
	Great Eagle Holdings Ltd.	299,733	1,650
	Champion REIT	2,251,900	1,625
	Johnson Electric Holdings Ltd.	395,519	1,596
^,*	Cathay Pacific Airways Ltd.	923,864	1,580
	Man Wah Holdings Ltd.	1,727,052	1,560
	United Co. RUSAL plc	2,337,339	1,509
	Luk Fook Holdings International Ltd.	355,406	1,503
	NagaCorp Ltd.	1,792,972	1,449
	Haitong International Securities Group Ltd.	2,516,891	1,427
	IGG Inc.	1,039,628	1,396
	SITC International Holdings Co. Ltd.	1,420,586	1,370
	Xinyi Solar Holdings Ltd.	3,952,001	1,369
2	BOC Aviation Ltd.	237,125	1,275
^,*	MMG Ltd.	2,808,286	1,273
	Chow Tai Fook Jewellery Group Ltd.	1,195,818	1,250
	Dah Sing Financial Holdings Ltd.	183,860	1,236
*	Esprit Holdings Ltd.	2,017,697	1,221
^	Value Partners Group Ltd.	1,199,665	1,190
	China Travel International Investment Hong Kong Ltd.	3,135,268	1,162
	Television Broadcasts Ltd.	301,847	1,142
	Uni-President China Holdings Ltd.	1,349,038	1,128
	Cafe de Coral Holdings Ltd.	346,447	1,066
	FIH Mobile Ltd.	3,279,581	1,030
	L'Occitane International SA	535,123	1,017
	Towngas China Co. Ltd.	1,215,140	997
	Shui On Land Ltd.	4,023,566	996
	Dah Sing Banking Group Ltd.	445,956	987
	HKBN Ltd.	958,157	973
	Shun Tak Holdings Ltd.	2,149,370	926
	Kerry Logistics Network Ltd.	656,611	905
*	Pacific Basin Shipping Ltd.	3,923,236	896
	Shougang Fushan Resources Group Ltd.	4,057,281	875
^	China Goldjoy Group Ltd.	11,025,407	848
^,*	KuangChi Science Ltd.	2,188,600	831
	Giordano International Ltd.	1,468,590	830
	Guotai Junan International Holdings Ltd.	2,592,336	829
	K Wah International Holdings Ltd.	1,431,843	823
	Yuexiu REIT	1,267,354	799
*	Global Brands Group Holding Ltd.	6,517,747	760
	Sunlight REIT	1,037,089	703
*	Freeman FinTech Corp. Ltd.	11,916,762	696
*	China Baoli Technologies Holdings Ltd.	38,500,000	695
^,*,3	Brightoil Petroleum Holdings Ltd.	3,287,379	632
	Stella International Holdings Ltd.	386,715	630
	Hopewell Highway Infrastructure Ltd.	1,010,695	627
	Lifestyle International Holdings Ltd.	454,907	624
3	TCC International Holdings Ltd.	1,341,982	623
^,*	Panda Green Energy Group Ltd.	4,086,273	618
	Gemdale Properties & Investment Corp. Ltd.	5,945,080	610
*	Lai Sun Development Co. Ltd.	318,637	576
	Far East Consortium International Ltd.	1,005,493	549
	Chow Sang Sang Holdings International Ltd.	249,922	545
	Huabao International Holdings Ltd.	825,071	535
^	Truly International Holdings Ltd.	1,323,603	513
	Pacific Textiles Holdings Ltd.	484,697	510
	Prosperity REIT	1,175,661	502
	HKR International Ltd.	753,630	481
*	GCL New Energy Holdings Ltd.	6,003,422	439
	Goodbaby International Holdings Ltd.	802,975	439
	Road King Infrastructure Ltd.	264,814	435
	SmarTone Telecommunications Holdings Ltd.	347,235	432
	CP Pokphand Co. Ltd.	5,304,204	429
	China Silver Group Ltd.	1,202,976	415

28

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,132,301	406
*	United Laboratories International Holdings Ltd.	461,873	402
	Microport Scientific Corp.	404,219	399
	Dynam Japan Holdings Co. Ltd.	251,944	395
^,*	China Harmony New Energy Auto Holding Ltd.	661,615	391
^	HC International Inc.	491,607	388
	Pou Sheng International Holdings Ltd.	2,074,253	380
	CITIC Telecom International Holdings Ltd.	1,316,470	376
	SA Sa International Holdings Ltd.	1,030,953	374
	Canvest Environmental Protection Group Co. Ltd.	663,675	370
	Emperor Capital Group Ltd.	4,205,145	362
^	Town Health International Medical Group Ltd.	3,721,659	358
	Sun Hung Kai & Co. Ltd.	555,182	357
*	China Oceanwide Holdings Ltd.	4,275,081	356
^,*,2	IMAX China Holding Inc.	114,175	354
	Texwinca Holdings Ltd.	585,037	353
	Nan Hai Corp. Ltd.	11,392,146	345
*	BEP International Holdings Ltd.	14,420,768	337
*	COFCO Meat Holdings Ltd.	1,633,007	329
	Singamas Container Holdings Ltd.	1,569,323	326
	Chong Hing Bank Ltd.	154,236	316
2	Regina Miracle International Holdings Ltd.	315,395	303
*	NewOcean Energy Holdings Ltd.	1,179,858	301
^,*	Digital Domain Holdings Ltd.	10,358,031	299
	Spring REIT	666,427	293
	Ju Teng International Holdings Ltd.	818,334	292
^	China LNG Group Ltd.	1,674,344	279
^,*	Macau Legend Development Ltd.	1,665,954	267
*	G-Resources Group Ltd.	20,033,198	264
	Liu Chong Hing Investment Ltd.	151,145	260
^,*	Convoy Global Holdings Ltd.	10,710,141	260
*	Beijing Enterprises Medical & Health Group Ltd.	4,842,818	258
^,*	Sino Oil And Gas Holdings Ltd.	12,760,097	247
	China Aerospace International Holdings Ltd.	1,783,189	224
	Parkson Retail Group Ltd.	1,415,650	216
	Lee's Pharmaceutical Holdings Ltd.	236,812	212
*	China Strategic Holdings Ltd.	13,420,800	200
^,*	China Financial International Investments Ltd.	6,670,113	197
*	BOE Varitronix Ltd.	240,699	176
*	China LotSynergy Holdings Ltd.	6,646,914	167
*	CST Group Ltd.	24,009,916	151
^,*	Honghua Group Ltd.	1,524,517	147
^	EVA Precision Industrial Holdings Ltd.	1,043,049	145
*	Lifestyle China Group Ltd.	433,899	145
2	CGN New Energy Holdings Co. Ltd.	962,897	144
*	Hong Kong Television Network Ltd.	388,142	139
	Shenwan Hongyuan HK Ltd.	378,136	137
*	Mei Ah Entertainment Group Ltd.	3,025,022	134
*	Technovator International Ltd.	409,938	128
*	China Medical & HealthCare Group Ltd.	3,293,039	121
^,*	Good Resources Holdings Ltd.	2,247,470	118
*	Future World Financial Holdings Ltd.	5,633,507	114
*	New Sports Group Ltd.	20,587,959	114
*	Xinchen China Power Holdings Ltd.	744,362	110
^,*	Anton Oilfield Services Group	906,022	108
^,*	Summit Ascent Holdings Ltd.	774,173	106
*	New World Department Store China Ltd.	479,820	106
	Emperor Watch & Jewellery Ltd.	1,924,532	95
^,*	Qianhai Health Holdings Ltd.	6,485,080	93
	Yip's Chemical Holdings Ltd.	238,801	90
	TPV Technology Ltd.	526,218	90
^,*	China Ocean Industry Group Ltd.	8,769,318	76
*	Tou Rong Chang Fu Group Ltd.	4,020,486	72
^,*	Vision Fame International Holding Ltd.	1,380,977	71

29

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Sunshine Oilsands Ltd.	1,664,106	58
* Silver Base Group Holdings Ltd.	532,160	56
AMVIG Holdings Ltd.	186,000	53
* Yanchang Petroleum International Ltd.	2,690,000	48
Henderson Investment Ltd.	518,863	45
* Sincere Watch Hong Kong Ltd.	1,710,000	36
* Suncorp Technologies Ltd.	6,350,000	33
* China Healthwise Holdings Ltd.	1,930,000	31
* SOCAM Development Ltd.	128,000	30
* 13 Holdings Ltd.	525,051	24
* China Huarong Energy Co. Ltd.	507,800	23
* I-CABLE Communications Ltd.	188,311	6
SEA Holdings Ltd.	5,408	6
		681,393
Japan (58.3%)
Toyota Motor Corp.	2,922,870	181,294
Mitsubishi UFJ Financial Group Inc.	14,369,872	97,473
SoftBank Group Corp.	950,085	84,199
Honda Motor Co. Ltd.	1,989,386	62,342
Sumitomo Mitsui Financial Group Inc.	1,489,588	59,677
Sony Corp.	1,410,439	59,005
Keyence Corp.	100,733	55,929
KDDI Corp.	2,036,966	54,270
Mizuho Financial Group Inc.	28,315,370	51,446
FANUC Corp.	217,468	50,849
Takeda Pharmaceutical Co. Ltd.	854,924	48,205
Shin-Etsu Chemical Co. Ltd.	454,650	47,948
Nintendo Co. Ltd.	120,095	46,592
Japan Tobacco Inc.	1,335,869	44,218
Canon Inc.	1,148,011	43,127
Hitachi Ltd.	5,165,644	41,136
East Japan Railway Co.	415,345	40,280
Mitsubishi Electric Corp.	2,207,314	37,775
Central Japan Railway Co.	202,652	36,811
Nippon Telegraph & Telephone Corp.	747,743	36,152
Panasonic Corp.	2,378,835	35,919
NTT DOCOMO Inc.	1,447,329	35,053
Seven & i Holdings Co. Ltd.	863,349	34,797
Nidec Corp.	260,933	34,700
Tokio Marine Holdings Inc.	780,424	33,642
Mitsubishi Corp.	1,432,121	33,537
Murata Manufacturing Co. Ltd.	212,493	33,396
Bridgestone Corp.	698,028	33,345
Komatsu Ltd.	1,019,637	33,317
Recruit Holdings Co. Ltd.	1,335,712	32,749
Daikin Industries Ltd.	295,573	32,664
Kao Corp.	539,425	32,600
Astellas Pharma Inc.	2,306,801	30,701
Tokyo Electron Ltd.	173,784	30,600
Denso Corp.	546,303	30,087
Mitsui & Co. Ltd.	1,870,657	27,937
ITOCHU Corp.	1,576,992	27,624
Daiwa House Industry Co. Ltd.	726,970	26,646
Suzuki Motor Corp.	458,247	25,100
Mitsui Fudosan Co. Ltd.	1,059,360	24,727
SMC Corp.	64,429	24,648
ORIX Corp.	1,429,011	24,570
Dai-ichi Life Holdings Inc.	1,264,795	24,155
Mitsubishi Estate Co. Ltd.	1,318,959	23,919
Subaru Corp.	683,348	23,609
Kubota Corp.	1,247,705	23,476
Kyocera Corp.	347,492	23,243
Hoya Corp.	421,346	22,892
Kirin Holdings Co. Ltd.	932,501	22,384

30

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Nomura Holdings Inc.	3,742,114	21,415
Nissan Motor Co. Ltd.	2,146,930	20,880
Nippon Steel & Sumitomo Metal Corp.	869,389	20,844
Asahi Group Holdings Ltd.	426,741	19,484
Otsuka Holdings Co. Ltd.	466,021	19,468
Fast Retailing Co. Ltd.	57,230	19,148
MS&AD Insurance Group Holdings Inc.	557,568	18,942
JXTG Holdings Inc.	3,545,459	18,308
Sumitomo Corp.	1,245,201	18,011
Shiseido Co. Ltd.	433,838	17,895
FUJIFILM Holdings Corp.	435,587	17,819
Japan Post Holdings Co. Ltd.	1,506,120	17,423
Shionogi & Co. Ltd.	321,907	17,331
Toray Industries Inc.	1,692,478	17,131
Oriental Land Co. Ltd.	212,690	17,012
Fujitsu Ltd.	2,167,827	16,893
Daiichi Sankyo Co. Ltd.	730,449	16,777
Asahi Kasei Corp.	1,382,516	16,742
Sumitomo Mitsui Trust Holdings Inc.	420,736	16,606
Sompo Holdings Inc.	410,220	16,489
Secom Co. Ltd.	215,597	16,416
Eisai Co. Ltd.	294,934	16,415
Sumitomo Realty & Development Co. Ltd.	480,520	16,094
Nitto Denko Corp.	171,547	15,952
Mitsubishi Chemical Holdings Corp.	1,447,846	15,123
West Japan Railway Co.	205,580	14,497
Terumo Corp.	342,066	14,254
Sumitomo Electric Industries Ltd.	834,603	14,209
Daito Trust Construction Co. Ltd.	80,422	14,061
Resona Holdings Inc.	2,445,524	13,219
Taisei Corp.	236,790	13,120
Mitsubishi Heavy Industries Ltd.	319,039	12,483
Omron Corp.	220,289	12,344
JFE Holdings Inc.	573,604	12,327
MEIJI Holdings Co. Ltd.	149,999	12,262
* Toshiba Corp.	4,237,582	12,251
Sekisui House Ltd.	648,925	12,134
Aeon Co. Ltd.	783,938	12,126
Nitori Holdings Co. Ltd.	82,537	11,995
Shimano Inc.	87,333	11,951
Sumitomo Chemical Co. Ltd.	1,685,230	11,844
Olympus Corp.	315,280	11,733
Marubeni Corp.	1,747,843	11,719
Tokyo Gas Co. Ltd.	466,434	11,636
Makita Corp.	272,715	11,429
Daiwa Securities Group Inc.	1,822,476	11,426
Chugai Pharmaceutical Co. Ltd.	239,146	11,402
Ajinomoto Co. Inc.	566,034	11,387
Ono Pharmaceutical Co. Ltd.	493,501	11,311
Toyota Industries Corp.	181,672	11,182
Kansai Electric Power Co. Inc.	806,516	11,045
Sysmex Corp.	160,011	10,951
Inpex Corp.	1,017,132	10,891
Japan Exchange Group Inc.	603,784	10,885
Kajima Corp.	1,024,085	10,621
T&D Holdings Inc.	677,055	10,563
Dentsu Inc.	245,073	10,483
Aisin Seiki Co. Ltd.	201,552	10,441
Sumitomo Metal Mining Co. Ltd.	263,963	10,414
TDK Corp.	133,727	10,275
Chubu Electric Power Co. Inc.	787,802	10,160
Hankyu Hanshin Holdings Inc.	252,435	9,842
Obayashi Corp.	750,529	9,827
Unicharm Corp.	431,734	9,824

31

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Rakuten Inc.	892,265	9,548
Yakult Honsha Co. Ltd.	113,738	9,404
Yamaha Motor Co. Ltd.	311,844	9,359
Rohm Co. Ltd.	99,619	9,273
Mazda Motor Corp.	631,232	9,112
Toyota Tsusho Corp.	247,207	8,991
Yaskawa Electric Corp.	247,620	8,872
Isuzu Motors Ltd.	602,754	8,803
MINEBEA MITSUMI Inc.	471,799	8,650
Koito Manufacturing Co. Ltd.	127,221	8,531
Osaka Gas Co. Ltd.	438,665	8,497
Tokyu Corp.	552,401	8,356
Asahi Glass Co. Ltd.	212,924	8,345
MISUMI Group Inc.	304,311	8,337
Sekisui Chemical Co. Ltd.	409,560	8,267
Yamato Holdings Co. Ltd.	399,400	8,166
NTT Data Corp.	697,757	8,127
LIXIL Group Corp.	294,402	8,108
Dai Nippon Printing Co. Ltd.	329,880	7,907
TOTO Ltd.	161,066	7,888
Kintetsu Group Holdings Co. Ltd.	203,054	7,808
Kuraray Co. Ltd.	396,367	7,806
Ryohin Keikaku Co. Ltd.	26,190	7,726
NEC Corp.	279,059	7,657
Nikon Corp.	395,604	7,513
Shimizu Corp.	633,548	7,457
Bandai Namco Holdings Inc.	216,343	7,414
Yamaha Corp.	188,661	7,413
Seiko Epson Corp.	310,213	7,403
NSK Ltd.	508,710	7,325
Disco Corp.	30,671	7,107
* Tokyo Electric Power Co. Holdings Inc.	1,723,307	7,074
Ricoh Co. Ltd.	762,104	7,072
Concordia Financial Group Ltd.	1,332,533	7,057
Tohoku Electric Power Co. Inc.	530,840	6,964
* Renesas Electronics Corp.	534,364	6,909
Tosoh Corp.	318,173	6,866
Trend Micro Inc.	126,922	6,806
Kikkoman Corp.	195,699	6,717
M3 Inc.	224,494	6,696
Odakyu Electric Railway Co. Ltd.	337,256	6,597
Tobu Railway Co. Ltd.	222,299	6,522
NH Foods Ltd.	224,520	6,458
Yahoo Japan Corp.	1,444,488	6,458
Santen Pharmaceutical Co. Ltd.	403,807	6,417
Brother Industries Ltd.	263,557	6,413
Alps Electric Co. Ltd.	208,720	6,388
Suntory Beverage & Food Ltd.	138,214	6,360
Shimadzu Corp.	302,340	6,286
Mitsui Chemicals Inc.	203,188	6,265
Stanley Electric Co. Ltd.	169,249	6,248
Nippon Paint Holdings Co. Ltd.	173,679	6,127
* Nexon Co. Ltd.	225,157	6,057
Toppan Printing Co. Ltd.	585,430	5,956
Nissan Chemical Industries Ltd.	157,842	5,887
Oji Holdings Corp.	1,004,409	5,887
Kyushu Electric Power Co. Inc.	515,278	5,877
NGK Insulators Ltd.	295,405	5,849
Kyushu Railway Co.	182,670	5,838
Japan Post Bank Co. Ltd.	454,403	5,755
Shizuoka Bank Ltd.	590,399	5,746
Sumco Corp.	260,552	5,739
Keikyu Corp.	276,104	5,711
Kawasaki Heavy Industries Ltd.	162,855	5,682

32

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Mitsubishi Motors Corp.	704,191	5,639
Keio Corp.	128,825	5,620
Chiba Bank Ltd.	733,066	5,619
Start Today Co. Ltd.	202,168	5,537
Don Quijote Holdings Co. Ltd.	131,352	5,510
Kansai Paint Co. Ltd.	214,286	5,508
Hoshizaki Corp.	57,956	5,485
Mitsubishi Tanabe Pharma Corp.	247,502	5,447
Mitsubishi Materials Corp.	142,868	5,432
Lion Corp.	279,921	5,386
Taiheiyo Cement Corp.	134,736	5,385
Kyowa Hakko Kirin Co. Ltd.	290,802	5,368
Hirose Electric Co. Ltd.	35,568	5,351
Nippon Express Co. Ltd.	83,651	5,308
Sumitomo Heavy Industries Ltd.	126,303	5,307
Yokogawa Electric Corp.	278,764	5,295
Nabtesco Corp.	133,121	5,288
FamilyMart UNY Holdings Co. Ltd.	93,033	5,288
Aozora Bank Ltd.	132,421	5,183
IHI Corp.	143,865	5,182
Nisshin Seifun Group Inc.	293,805	5,163
Konami Holdings Corp.	105,806	5,153
Mitsubishi Gas Chemical Co. Inc.	209,990	5,137
^,* Sharp Corp.	161,108	5,125
Obic Co. Ltd.	77,088	5,103
Daifuku Co. Ltd.	104,164	5,079
Nomura Research Institute Ltd.	119,413	5,063
Fuji Electric Co. Ltd.	697,001	5,050
Nissin Foods Holdings Co. Ltd.	79,325	4,995
Tsuruha Holdings Inc.	40,031	4,963
ANA Holdings Inc.	128,468	4,938
USS Co. Ltd.	242,657	4,905
NGK Spark Plug Co. Ltd.	214,287	4,890
THK Co. Ltd.	131,099	4,782
Idemitsu Kosan Co. Ltd.	162,908	4,762
Persol Holdings Co. Ltd.	191,611	4,751
Mebuki Financial Group Inc.	1,134,470	4,733
Electric Power Development Co. Ltd.	186,908	4,710
Keisei Electric Railway Co. Ltd.	155,652	4,702
Hamamatsu Photonics KK	144,939	4,693
Showa Denko KK	139,459	4,673
Haseko Corp.	320,291	4,651
Nagoya Railroad Co. Ltd.	205,750	4,622
Coca-Cola Bottlers Japan Inc.	131,499	4,601
Amada Holdings Co. Ltd.	368,669	4,581
Hisamitsu Pharmaceutical Co. Inc.	82,603	4,548
^ Advantest Corp.	196,959	4,499
Suruga Bank Ltd.	197,283	4,492
Japan Airlines Co. Ltd.	130,940	4,482
Isetan Mitsukoshi Holdings Ltd.	406,213	4,428
Konica Minolta Inc.	503,241	4,415
Toho Co. Ltd. (Tokyo Shares)	132,099	4,377
Fukuoka Financial Group Inc.	843,623	4,354
Furukawa Electric Co. Ltd.	71,473	4,351
Seibu Holdings Inc.	241,704	4,321
Yamada Denki Co. Ltd.	808,473	4,300
Hulic Co. Ltd.	410,738	4,237
Bank of Kyoto Ltd.	80,335	4,219
J Front Retailing Co. Ltd.	284,238	4,219
Teijin Ltd.	199,306	4,218
JTEKT Corp.	254,210	4,212
Pigeon Corp.	118,595	4,209
Daicel Corp.	333,179	4,160
Sojitz Corp.	1,371,265	4,139

33

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
JSR Corp.	210,668	4,084
Nippon Shinyaku Co. Ltd.	57,460	4,072
Ebara Corp.	112,430	4,046
JGC Corp.	239,414	4,016
Hitachi Construction Machinery Co. Ltd.	116,437	3,994
Toyo Suisan Kaisha Ltd.	103,275	3,973
Hino Motors Ltd.	308,656	3,973
Kobayashi Pharmaceutical Co. Ltd.	68,614	3,967
Kurita Water Industries Ltd.	123,164	3,914
Otsuka Corp.	57,387	3,912
Alfresa Holdings Corp.	204,400	3,906
Taisho Pharmaceutical Holdings Co. Ltd.	51,210	3,900
Kose Corp.	32,066	3,900
Tokyu Fudosan Holdings Corp.	594,658	3,899
Sumitomo Rubber Industries Ltd.	204,464	3,882
* Nippon Yusen KK	183,359	3,878
Ulvac Inc.	53,975	3,824
Hakuhodo DY Holdings Inc.	274,543	3,798
Credit Saison Co. Ltd.	187,525	3,776
Mitsui OSK Lines Ltd.	122,765	3,759
Casio Computer Co. Ltd.	250,760	3,700
Sohgo Security Services Co. Ltd.	76,789	3,700
Nippon Electric Glass Co. Ltd.	89,966	3,673
Ube Industries Ltd.	118,000	3,625
Marui Group Co. Ltd.	235,558	3,605
Chugoku Electric Power Co. Inc.	322,367	3,594
Lawson Inc.	53,871	3,518
SBI Holdings Inc.	221,472	3,495
Square Enix Holdings Co. Ltd.	86,454	3,486
Nihon M&A Center Inc.	72,006	3,447
Rinnai Corp.	40,036	3,430
DIC Corp.	92,319	3,427
Asahi Intecc Co. Ltd.	58,538	3,377
CyberAgent Inc.	109,053	3,377
Keihan Holdings Co. Ltd.	109,543	3,347
SCREEN Holdings Co. Ltd.	42,617	3,340
Sony Financial Holdings Inc.	200,510	3,331
Denka Co. Ltd.	99,571	3,327
Air Water Inc.	172,969	3,320
MediPal Holdings Corp.	178,251	3,310
Suzuken Co. Ltd.	91,393	3,295
Toyo Seikan Group Holdings Ltd.	186,131	3,292
Tokyo Tatemono Co. Ltd.	233,439	3,275
Azbil Corp.	74,698	3,262
Hikari Tsushin Inc.	24,895	3,223
Ezaki Glico Co. Ltd.	58,058	3,220
Mitsui Mining & Smelting Co. Ltd.	61,245	3,187
Matsumotokiyoshi Holdings Co. Ltd.	44,117	3,173
Sundrug Co. Ltd.	72,893	3,172
Nichirei Corp.	123,001	3,166
Hitachi Chemical Co. Ltd.	110,803	3,160
Shinsei Bank Ltd.	187,173	3,159
Gunma Bank Ltd.	490,572	3,158
Nankai Electric Railway Co. Ltd.	122,090	3,156
Sega Sammy Holdings Inc.	222,767	3,136
Kewpie Corp.	125,174	3,123
Hitachi High-Technologies Corp.	74,081	3,100
Iida Group Holdings Co. Ltd.	161,138	3,091
Asics Corp.	201,705	3,084
NOK Corp.	125,529	3,083
Takashimaya Co. Ltd.	330,114	3,037
Mabuchi Motor Co. Ltd.	57,761	3,031
Kagome Co. Ltd.	90,134	3,002
Hachijuni Bank Ltd.	477,706	2,992

34

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Yamaguchi Financial Group Inc.	245,804	2,977
	Nifco Inc.	45,405	2,964
	Oracle Corp. Japan	35,017	2,963
	Calbee Inc.	87,450	2,951
	COMSYS Holdings Corp.	116,514	2,951
	Nippon Kayaku Co. Ltd.	185,218	2,941
	Hiroshima Bank Ltd.	343,626	2,909
^,*	Kobe Steel Ltd.	342,206	2,889
	DeNA Co. Ltd.	122,435	2,879
	Miraca Holdings Inc.	61,642	2,868
	Nomura Real Estate Holdings Inc.	130,020	2,862
	AEON Financial Service Co. Ltd.	132,731	2,851
	Hitachi Metals Ltd.	219,486	2,843
	Tsumura & Co.	75,965	2,823
	Chugoku Bank Ltd.	196,901	2,822
	Relo Group Inc.	113,116	2,800
	Sanwa Holdings Corp.	223,174	2,799
	TIS Inc.	89,625	2,789
	Kyushu Financial Group Inc.	438,391	2,786
	Seven Bank Ltd.	744,372	2,753
^,*	PeptiDream Inc.	86,230	2,736
	Benesse Holdings Inc.	80,718	2,736
	Toho Gas Co. Ltd.	97,682	2,731
	Kamigumi Co. Ltd.	113,085	2,707
	Iyo Bank Ltd.	312,725	2,700
	Sumitomo Dainippon Pharma Co. Ltd.	187,962	2,683
	Mitsubishi UFJ Lease & Finance Co. Ltd.	506,619	2,673
	Fujikura Ltd.	303,522	2,649
	Park24 Co. Ltd.	114,212	2,640
	Kaneka Corp.	319,650	2,640
	Shimamura Co. Ltd.	23,651	2,635
	Pola Orbis Holdings Inc.	82,652	2,634
	Showa Shell Sekiyu KK	222,827	2,629
	Yamazaki Baking Co. Ltd.	145,341	2,616
	Yokohama Rubber Co. Ltd.	116,312	2,615
	Sumitomo Forestry Co. Ltd.	154,286	2,598
	Nippon Shokubai Co. Ltd.	34,252	2,584
	Miura Co. Ltd.	109,743	2,581
	Horiba Ltd.	43,220	2,575
	Morinaga & Co. Ltd.	45,110	2,563
	Seino Holdings Co. Ltd.	174,610	2,547
	Toyo Tire & Rubber Co. Ltd.	111,730	2,528
	House Foods Group Inc.	84,654	2,515
	Rohto Pharmaceutical Co. Ltd.	108,047	2,494
^,*	Kawasaki Kisen Kaisha Ltd.	95,414	2,491
	Kinden Corp.	146,921	2,481
	Zenkoku Hosho Co. Ltd.	59,765	2,456
	Topcon Corp.	115,914	2,451
	Daido Steel Co. Ltd.	38,445	2,436
	Hokuhoku Financial Group Inc.	147,405	2,430
	Glory Ltd.	64,643	2,418
	Aeon Mall Co. Ltd.	134,801	2,410
	Shikoku Electric Power Co. Inc.	182,725	2,391
^	Ito En Ltd.	66,734	2,337
	Citizen Watch Co. Ltd.	317,681	2,336
	Sapporo Holdings Ltd.	73,208	2,320
	NTN Corp.	474,017	2,302
	DMG Mori Co. Ltd.	113,824	2,295
	Taiyo Yuden Co. Ltd.	130,581	2,280
	Tokyo Century Corp.	52,183	2,276
	Nishi-Nippon Railroad Co. Ltd.	85,047	2,274
	Izumi Co. Ltd.	43,815	2,272
	Sotetsu Holdings Inc.	87,238	2,251
	Welcia Holdings Co. Ltd.	59,282	2,250

35

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sankyu Inc.	54,368	2,248
Itochu Techno-Solutions Corp.	57,607	2,244
Penta-Ocean Construction Co. Ltd.	336,675	2,227
NOF Corp.	76,672	2,216
Bic Camera Inc.	179,793	2,215
Nagase & Co. Ltd.	129,685	2,203
NHK Spring Co. Ltd.	191,541	2,192
Maruichi Steel Tube Ltd.	71,527	2,185
^ GS Yuasa Corp.	434,193	2,183
Daiichikosho Co. Ltd.	46,307	2,182
Zeon Corp.	163,314	2,174
TS Tech Co. Ltd.	60,661	2,173
^ Tokuyama Corp.	76,382	2,167
Aica Kogyo Co. Ltd.	61,955	2,167
Leopalace21 Corp.	287,876	2,150
Kyowa Exeo Corp.	98,584	2,147
Kakaku.com Inc.	155,469	2,135
Nishi-Nippon Financial Holdings Inc.	182,242	2,127
Nippon Paper Industries Co. Ltd.	106,309	2,115
Dowa Holdings Co. Ltd.	50,129	2,110
Tokai Carbon Co. Ltd.	209,486	2,093
Sawai Pharmaceutical Co. Ltd.	36,648	2,079
Aoyama Trading Co. Ltd.	56,082	2,078
Toyoda Gosei Co. Ltd.	84,959	2,077
Skylark Co. Ltd.	138,465	2,071
Sugi Holdings Co. Ltd.	40,731	2,067
Nipro Corp.	141,348	2,061
Nippon Light Metal Holdings Co. Ltd.	695,346	2,047
Tadano Ltd.	134,066	2,043
OKUMA Corp.	33,240	2,043
K's Holdings Corp.	88,930	2,041
Toda Corp.	249,920	2,036
Takara Holdings Inc.	207,779	2,033
Zensho Holdings Co. Ltd.	109,370	2,027
77 Bank Ltd.	79,670	2,025
Taiyo Nippon Sanso Corp.	168,432	2,022
SCSK Corp.	46,805	2,018
Nisshinbo Holdings Inc.	167,611	2,013
^ Cosmos Pharmaceutical Corp.	9,659	2,011
Ibiden Co. Ltd.	119,879	2,007
Japan Airport Terminal Co. Ltd.	55,783	1,983
Nihon Kohden Corp.	88,951	1,980
Amano Corp.	79,980	1,968
Toagosei Co. Ltd.	150,314	1,949
Kaken Pharmaceutical Co. Ltd.	38,339	1,943
Wacoal Holdings Corp.	67,067	1,917
ADEKA Corp.	110,938	1,916
Nippon Suisan Kaisha Ltd.	312,875	1,914
Toyobo Co. Ltd.	98,492	1,897
Mitsubishi Logistics Corp.	73,100	1,893
Sumitomo Osaka Cement Co. Ltd.	413,261	1,893
* Acom Co. Ltd.	453,126	1,884
^ MonotaRO Co. Ltd.	68,329	1,882
Nihon Parkerizing Co. Ltd.	114,651	1,880
Tokyo Seimitsu Co. Ltd.	47,221	1,877
^ H2O Retailing Corp.	100,800	1,865
Sankyo Co. Ltd.	57,378	1,852
Maeda Corp.	147,377	1,848
Kyudenko Corp.	41,818	1,846
Japan Steel Works Ltd.	72,781	1,845
Ushio Inc.	131,037	1,819
Cosmo Energy Holdings Co. Ltd.	79,001	1,815
Shima Seiki Manufacturing Ltd.	31,868	1,792
^ Daishi Bank Ltd.	35,549	1,741

36

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
OSG Corp.	80,197	1,736
TechnoPro Holdings Inc.	37,841	1,735
Hazama Ando Corp.	212,159	1,730
Kokuyo Co. Ltd.	96,207	1,725
Nishimatsu Construction Co. Ltd.	56,941	1,719
Kenedix Inc.	293,008	1,713
Jafco Co. Ltd.	34,455	1,703
Fuji Seal International Inc.	51,803	1,700
Fuji Machine Manufacturing Co. Ltd.	88,736	1,693
^ Hokuriku Electric Power Co.	191,442	1,692
Tokai Tokyo Financial Holdings Inc.	256,034	1,676
Morinaga Milk Industry Co. Ltd.	43,413	1,667
Lintec Corp.	59,367	1,650
San-In Godo Bank Ltd.	178,598	1,643
Hokkaido Electric Power Co. Inc.	208,270	1,641
* LINE Corp.	39,410	1,632
Japan Post Insurance Co. Ltd.	74,928	1,624
Tsubakimoto Chain Co.	186,220	1,605
Nikkon Holdings Co. Ltd.	62,453	1,600
Okumura Corp.	41,685	1,596
Tokyo Ohka Kogyo Co. Ltd.	43,616	1,595
Ship Healthcare Holdings Inc.	51,005	1,595
Nichias Corp.	122,479	1,595
Japan Lifeline Co. Ltd.	33,154	1,590
Anritsu Corp.	168,753	1,589
^ SHO-BOND Holdings Co. Ltd.	25,693	1,581
Shiga Bank Ltd.	272,821	1,566
Hanwa Co. Ltd.	41,029	1,557
Shochiku Co. Ltd.	10,456	1,557
Resorttrust Inc.	78,694	1,549
Shimachu Co. Ltd.	54,688	1,540
Rengo Co. Ltd.	234,126	1,533
Hitachi Kokusai Electric Inc.	55,270	1,531
^ Nippon Gas Co. Ltd.	48,117	1,531
Ariake Japan Co. Ltd.	20,017	1,530
Itoham Yonekyu Holdings Inc.	158,536	1,512
Tomy Co. Ltd.	93,286	1,509
Ain Holdings Inc.	21,607	1,478
Juroku Bank Ltd.	43,737	1,478
ABC-Mart Inc.	28,966	1,461
Fuji Oil Holdings Inc.	54,190	1,461
Duskin Co. Ltd.	53,195	1,459
Topre Corp.	49,312	1,452
Awa Bank Ltd.	211,116	1,432
Toyota Boshoku Corp.	70,626	1,422
Pilot Corp.	28,084	1,420
KYB Corp.	21,827	1,417
Capcom Co. Ltd.	55,684	1,417
Megmilk Snow Brand Co. Ltd.	50,606	1,417
Oki Electric Industry Co. Ltd.	101,110	1,412
Fuyo General Lease Co. Ltd.	21,411	1,400
PALTAC Corp.	35,152	1,396
Meitec Corp.	28,481	1,391
Kumagai Gumi Co. Ltd.	43,737	1,390
Sumitomo Bakelite Co. Ltd.	169,252	1,376
Canon Marketing Japan Inc.	54,589	1,373
Musashino Bank Ltd.	41,451	1,347
FP Corp.	25,493	1,340
Kanematsu Corp.	101,014	1,329
Asatsu-DK Inc.	39,795	1,319
Autobacs Seven Co. Ltd.	76,714	1,319
Takasago Thermal Engineering Co. Ltd.	74,798	1,317
Sangetsu Corp.	71,105	1,309
Maeda Road Construction Co. Ltd.	60,729	1,308

37

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Fujitec Co. Ltd.	87,240	1,299
Hitachi Transport System Ltd.	52,199	1,292
Hokkoku Bank Ltd.	28,184	1,290
Unipres Corp.	47,620	1,286
Tokai Rika Co. Ltd.	61,070	1,285
Keiyo Bank Ltd.	259,906	1,274
Iwatani Corp.	42,211	1,273
Inaba Denki Sangyo Co. Ltd.	28,980	1,272
GMO Payment Gateway Inc.	17,323	1,267
CKD Corp.	64,345	1,267
Open House Co. Ltd.	32,862	1,267
Hitachi Capital Corp.	51,502	1,259
Senshu Ikeda Holdings Inc.	325,264	1,256
^ Nissha Co. Ltd.	38,928	1,252
NTT Urban Development Corp.	120,697	1,249
Trusco Nakayama Corp.	48,818	1,249
HIS Co. Ltd.	37,248	1,247
Kiyo Bank Ltd.	72,400	1,245
Nihon Unisys Ltd.	74,499	1,234
Outsourcing Inc.	88,130	1,215
Maruha Nichiro Corp.	39,332	1,215
Iriso Electronics Co. Ltd.	21,507	1,213
Mitsui Engineering & Shipbuilding Co. Ltd.	91,857	1,202
Ryosan Co. Ltd.	29,578	1,201
Toho Holdings Co. Ltd.	60,960	1,198
Toyo Ink SC Holdings Co. Ltd.	203,111	1,196
Yoshinoya Holdings Co. Ltd.	71,902	1,196
NET One Systems Co. Ltd.	96,112	1,192
^ Colowide Co. Ltd.	63,137	1,185
Nachi-Fujikoshi Corp.	192,139	1,184
Nichiha Corp.	29,368	1,181
Ogaki Kyoritsu Bank Ltd.	41,219	1,177
Yamato Kogyo Co. Ltd.	43,754	1,170
TOKAI Holdings Corp.	145,275	1,162
Fujitsu General Ltd.	60,640	1,160
Koei Tecmo Holdings Co. Ltd.	58,073	1,153
Mandom Corp.	38,627	1,151
Kandenko Co. Ltd.	116,514	1,146
Heiwa Corp.	62,056	1,144
^ Exedy Corp.	37,963	1,138
^ Fukuyama Transporting Co. Ltd.	35,045	1,137
KYORIN Holdings Inc.	54,987	1,129
Tokyo Dome Corp.	119,967	1,126
Daikyonishikawa Corp.	66,245	1,126
Nippo Corp.	53,763	1,123
DCM Holdings Co. Ltd.	121,862	1,120
Okamura Corp.	99,223	1,113
Kissei Pharmaceutical Co. Ltd.	40,452	1,112
Nippon Seiki Co. Ltd.	47,791	1,107
Yaoko Co. Ltd.	22,501	1,104
Hosiden Corp.	63,834	1,102
Mitsubishi Pencil Co. Ltd.	46,392	1,100
^ Sanrio Co. Ltd.	66,276	1,098
Okasan Securities Group Inc.	177,256	1,093
Komeri Co. Ltd.	36,470	1,093
Sakata Seed Corp.	36,050	1,090
North Pacific Bank Ltd.	323,093	1,087
United Arrows Ltd.	28,978	1,086
Ai Holdings Corp.	44,036	1,081
Taikisha Ltd.	37,067	1,080
Yodogawa Steel Works Ltd.	36,770	1,077
GMO Internet Inc.	69,412	1,072
Daiseki Co. Ltd.	43,320	1,071
Hyakujushi Bank Ltd.	292,789	1,065

38

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Hitachi Zosen Corp.	201,634	1,062
GungHo Online Entertainment Inc.	394,550	1,062
* Aiful Corp.	302,842	1,056
cocokara fine Inc.	18,915	1,055
Valor Holdings Co. Ltd.	46,325	1,054
FCC Co. Ltd.	43,538	1,051
Nitto Boseki Co. Ltd.	31,269	1,051
Totetsu Kogyo Co. Ltd.	31,270	1,047
Onward Holdings Co. Ltd.	123,459	1,041
Takara Standard Co. Ltd.	59,981	1,026
Takuma Co. Ltd.	83,352	1,025
Hyakugo Bank Ltd.	218,038	1,024
Mochida Pharmaceutical Co. Ltd.	13,940	1,021
Nippon Television Holdings Inc.	56,462	1,019
Prima Meat Packers Ltd.	154,325	1,008
Okinawa Electric Power Co. Inc.	44,076	1,007
Maxell Holdings Ltd.	44,202	1,005
Hokuetsu Kishu Paper Co. Ltd.	156,456	1,004
Senko Group Holdings Co. Ltd.	137,810	999
^ Daio Paper Corp.	83,166	998
Tokyo Steel Manufacturing Co. Ltd.	115,449	997
TPR Co. Ltd.	28,172	996
Kureha Corp.	16,926	996
NS Solutions Corp.	40,848	993
Nanto Bank Ltd.	34,921	985
Noevir Holdings Co. Ltd.	16,327	985
Sumitomo Mitsui Construction Co. Ltd.	159,532	983
Daihen Corp.	107,536	969
Matsui Securities Co. Ltd.	114,823	966
^ Fancl Corp.	36,434	961
Orient Corp.	592,245	960
Arcs Co. Ltd.	42,841	958
Tokyo TY Financial Group Inc.	35,390	956
^ Chiyoda Corp.	161,408	955
^ KH Neochem Co. Ltd.	37,937	949
Makino Milling Machine Co. Ltd.	100,567	949
Central Glass Co. Ltd.	42,416	948
^ EDION Corp.	92,957	939
Paramount Bed Holdings Co. Ltd.	21,211	935
Nissin Kogyo Co. Ltd.	50,323	932
Digital Garage Inc.	43,348	932
Kusuri no Aoki Holdings Co. Ltd.	16,726	928
Alpine Electronics Inc.	41,813	928
Lasertec Corp.	42,123	927
Token Corp.	7,666	924
Nippon Soda Co. Ltd.	147,364	922
Bank of Okinawa Ltd.	22,580	921
Joyful Honda Co. Ltd.	33,957	917
ZERIA Pharmaceutical Co. Ltd.	52,305	917
^ Japan Aviation Electronics Industry Ltd.	49,791	911
Nippon Steel & Sumikin Bussan Corp.	16,435	907
TOMONY Holdings Inc.	188,108	906
Nomura Co. Ltd.	43,220	902
Round One Corp.	69,601	899
Kanamoto Co. Ltd.	27,275	897
Keihin Corp.	48,299	890
Seikagaku Corp.	48,822	888
Seiren Co. Ltd.	50,882	888
Taiyo Holdings Co. Ltd.	18,420	885
Shinmaywa Industries Ltd.	89,629	882
IBJ Leasing Co. Ltd.	33,766	882
Nippon Flour Mills Co. Ltd.	57,363	880
^ Infomart Corp.	114,816	868
Saizeriya Co. Ltd.	28,081	866

39

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sakata INX Corp.	44,906	866
	UACJ Corp.	29,269	863
	Eizo Corp.	20,810	863
	Starts Corp. Inc.	31,760	861
	San-A Co. Ltd.	18,716	861
	Shibuya Corp.	22,404	860
^,*	Japan Display Inc.	398,039	859
	Nitta Corp.	20,811	858
	Yamazen Corp.	74,192	848
	Okamoto Industries Inc.	77,655	845
	TSI Holdings Co. Ltd.	100,684	844
	MOS Food Services Inc.	27,586	844
	Nojima Corp.	36,150	843
	Chudenko Corp.	27,582	841
	Sumitomo Warehouse Co. Ltd.	122,472	841
	Ci:z Holdings Co. Ltd.	22,800	840
	NSD Co. Ltd.	41,926	839
	Transcosmos Inc.	35,977	839
	Kotobuki Spirits Co. Ltd.	20,313	836
^	Siix Corp.	19,618	835
	Gunze Ltd.	18,322	833
	Heiwado Co. Ltd.	38,062	831
	Funai Soken Holdings Inc.	22,504	827
	Kitz Corp.	96,488	827
	Hogy Medical Co. Ltd.	12,048	825
	JINS Inc.	15,830	823
	Mirait Holdings Corp.	62,938	822
	Kuroda Electric Co. Ltd.	46,027	822
	Nisshin Oillio Group Ltd.	24,890	817
*	Nippon Sheet Glass Co. Ltd.	101,882	817
	Meidensha Corp.	206,076	815
	Kyoritsu Maintenance Co. Ltd.	25,788	814
*	Macromill Inc.	26,887	812
	Takeuchi Manufacturing Co. Ltd.	38,241	810
	Japan Petroleum Exploration Co. Ltd.	39,137	808
	Toho Bank Ltd.	208,150	803
^,*	euglena Co. Ltd.	79,108	801
^	V Technology Co. Ltd.	4,579	801
	Futaba Corp.	40,235	798
	Tokyo Broadcasting System Holdings Inc.	39,137	797
	Nichicon Corp.	63,114	796
	Fuji Media Holdings Inc.	51,484	794
	Toei Co. Ltd.	7,268	789
	Ichigo Inc.	221,643	788
	Bank of Nagoya Ltd.	19,718	788
^	Yamagata Bank Ltd.	33,058	779
	Wacom Co. Ltd.	159,231	778
	Justsystems Corp.	36,042	774
	Nippon Densetsu Kogyo Co. Ltd.	35,538	771
	Sanken Electric Co. Ltd.	122,484	770
	Kumiai Chemical Industry Co. Ltd.	113,137	769
^	J Trust Co. Ltd.	104,043	766
	Yamanashi Chuo Bank Ltd.	171,284	763
	SMS Co. Ltd.	25,084	756
	Furukawa Co. Ltd.	41,547	754
	Aeon Delight Co. Ltd.	20,114	753
	Seiko Holdings Corp.	30,093	751
	Nissan Shatai Co. Ltd.	70,010	749
	Kato Sangyo Co. Ltd.	23,999	749
	Toridoll Holdings Corp.	23,300	748
	Daiwabo Holdings Co. Ltd.	18,716	744
	Goldwin Inc.	9,558	743
	Ryobi Ltd.	28,677	739
	Piolax Inc.	26,488	733

40

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Toshiba TEC Corp.	125,438	732
Zenrin Co. Ltd.	22,997	731
San-Ai Oil Co. Ltd.	61,142	730
Bank of Iwate Ltd.	17,724	730
As One Corp.	13,242	728
Asahi Holdings Inc.	33,358	724
Aida Engineering Ltd.	61,934	722
^ Financial Products Group Co. Ltd.	62,218	722
Macnica Fuji Electronics Holdings Inc.	34,259	718
Doutor Nichires Holdings Co. Ltd.	29,871	709
Toho Zinc Co. Ltd.	14,538	708
Musashi Seimitsu Industry Co. Ltd.	22,202	708
Morita Holdings Corp.	41,116	708
^ Aomori Bank Ltd.	21,810	703
Fuso Chemical Co. Ltd.	21,912	701
Komori Corp.	49,787	701
Chiyoda Co. Ltd.	27,287	699
Toshiba Machine Co. Ltd.	111,469	692
Showa Corp.	52,772	692
Noritake Co. Ltd.	14,340	691
Ichibanya Co. Ltd.	17,824	691
Kintetsu World Express Inc.	39,935	687
Tsubaki Nakashima Co. Ltd.	29,802	687
Unizo Holdings Co. Ltd.	25,792	686
Inabata & Co. Ltd.	47,198	684
Gree Inc.	100,639	683
Nagaileben Co. Ltd.	27,183	678
Nippon Signal Company Ltd.	61,421	678
Jaccs Co. Ltd.	27,084	676
^ Showa Sangyo Co. Ltd.	25,886	675
Heiwa Real Estate Co. Ltd.	38,635	674
^ Obara Group Inc.	11,645	674
Toshiba Plant Systems & Services Corp.	39,031	673
Eiken Chemical Co. Ltd.	17,028	670
^ Atom Corp.	91,751	670
Oita Bank Ltd.	16,529	669
Earth Chemical Co. Ltd.	14,239	668
Nichi-iko Pharmaceutical Co. Ltd.	43,005	668
Kameda Seika Co. Ltd.	14,738	667
^ Royal Holdings Co. Ltd.	25,779	667
Fuji Soft Inc.	21,903	666
TOC Co. Ltd.	73,892	665
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	14,519	665
EPS Holdings Inc.	33,649	663
Star Micronics Co. Ltd.	37,343	658
Nisshin Steel Co. Ltd.	45,288	658
Hiday Hidaka Corp.	22,386	658
Monex Group Inc.	206,118	657
Takara Bio Inc.	49,286	656
Joshin Denki Co. Ltd.	18,914	655
Koa Corp.	31,369	655
Sekisui Jushi Corp.	28,971	647
Topy Industries Ltd.	18,918	646
Optex Group Co. Ltd.	15,534	643
Megachips Corp.	19,517	643
Benefit One Inc.	33,460	643
Fukui Bank Ltd.	23,996	641
Japan Wool Textile Co. Ltd.	71,200	640
Descente Ltd.	45,888	637
Noritz Corp.	34,541	635
^ Axial Retailing Inc.	15,434	631
Sanyo Special Steel Co. Ltd.	24,577	631
NEC Networks & System Integration Corp.	25,295	630
Daikyo Inc.	32,664	629

41

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
^ Tokyu Construction Co. Ltd.	71,380	629
Yuasa Trading Co. Ltd.	17,026	628
Kurabo Industries Ltd.	216,045	627
Max Co. Ltd.	44,218	625
^ ASKUL Corp.	23,205	625
Yokogawa Bridge Holdings Corp.	29,259	624
Idec Corp.	29,479	624
DTS Corp.	20,706	621
Adastria Co. Ltd.	28,472	621
Sintokogio Ltd.	53,278	620
Japan Material Co. Ltd.	21,312	619
* Sushiro Global Holdings Ltd.	19,717	619
Nippon Chemi-Con Corp.	17,796	618
Kohnan Shoji Co. Ltd.	28,877	617
Shikoku Chemicals Corp.	36,844	613
Nissin Electric Co. Ltd.	49,890	611
Belluna Co. Ltd.	53,677	610
Systena Corp.	19,620	608
Internet Initiative Japan Inc.	28,973	607
Create SD Holdings Co. Ltd.	24,099	607
Pacific Industrial Co. Ltd.	46,492	605
Milbon Co. Ltd.	9,657	603
Takasago International Corp.	17,333	603
Saibu Gas Co. Ltd.	23,992	600
Miyazaki Bank Ltd.	16,571	597
SKY Perfect JSAT Holdings Inc.	127,830	593
Sinfonia Technology Co. Ltd.	145,394	592
Sato Holdings Corp.	24,293	591
Mitsui Sugar Co. Ltd.	17,229	589
S Foods Inc.	15,436	587
Marudai Food Co. Ltd.	125,483	587
Aichi Bank Ltd.	9,459	583
Kaga Electronics Co. Ltd.	19,418	582
Nishimatsuya Chain Co. Ltd.	52,580	579
Dexerials Corp.	50,980	574
Futaba Industrial Co. Ltd.	58,929	573
Mitsui High-Tec Inc.	27,088	572
Nikkiso Co. Ltd.	60,820	571
Shinko Electric Industries Co. Ltd.	74,093	571
Nippon Koei Co. Ltd.	15,535	571
Asahi Diamond Industrial Co. Ltd.	58,660	569
Tachi-S Co. Ltd.	30,271	569
Hokuetsu Bank Ltd.	23,399	567
^ Shoei Foods Corp.	14,041	565
Marusan Securities Co. Ltd.	61,729	564
Oiles Corp.	28,471	560
Daibiru Corp.	47,487	560
Kisoji Co. Ltd.	23,200	560
Mitsuba Corp.	33,439	559
Sanyo Denki Co. Ltd.	8,359	555
^ Shikoku Bank Ltd.	35,436	554
Mani Inc.	19,305	553
Wakita & Co. Ltd.	44,899	552
^ Sodick Co. Ltd.	39,714	550
Life Corp.	20,610	548
Nippon Ceramic Co. Ltd.	19,210	548
Ricoh Leasing Co. Ltd.	15,237	548
Japan Securities Finance Co. Ltd.	97,181	547
Sanyo Chemical Industries Ltd.	10,352	544
Eagle Industry Co. Ltd.	27,976	543
Foster Electric Co. Ltd.	22,998	540
Plenus Co. Ltd.	26,490	540
Mizuno Corp.	18,915	538
Tsugami Corp.	55,762	537

42

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Mitsuboshi Belting Ltd.	42,803	534
	JCR Pharmaceuticals Co. Ltd.	13,533	534
	Bank of the Ryukyus Ltd.	35,042	534
	Fuji Kyuko Co. Ltd.	23,893	533
^	Fujimori Kogyo Co. Ltd.	15,330	530
	Dip Corp.	21,706	530
	JCU Corp.	12,249	530
	Riso Kagaku Corp.	27,583	529
	Raito Kogyo Co. Ltd.	51,588	527
	Create Restaurants Holdings Inc.	49,088	526
	AOKI Holdings Inc.	37,523	523
^	W-Scope Corp.	27,783	523
	Konoike Transport Co. Ltd.	33,959	523
	United Super Markets Holdings Inc.	55,835	521
	TKC Corp.	16,532	520
	Bunka Shutter Co. Ltd.	61,048	520
	Sanki Engineering Co. Ltd.	45,098	519
	kabu.com Securities Co. Ltd.	162,629	518
^	Osaka Soda Co. Ltd.	19,719	518
	Fujicco Co. Ltd.	22,901	517
^	Geo Holdings Corp.	31,664	515
	Kadokawa Dwango Corp.	44,444	513
	Chubu Shiryo Co. Ltd.	28,679	513
*	Pioneer Corp.	263,941	511
	Chofu Seisakusho Co. Ltd.	20,911	510
	Doshisha Co. Ltd.	22,997	505
	Menicon Co. Ltd.	11,146	505
	Akita Bank Ltd.	15,724	503
	Modec Inc.	21,809	503
	Tocalo Co. Ltd.	12,339	498
	Shizuoka Gas Co. Ltd.	63,538	496
	Kyokuto Kaihatsu Kogyo Co. Ltd.	27,662	495
	COLOPL Inc.	44,582	495
	VT Holdings Co. Ltd.	90,694	494
^	Nishio Rent All Co. Ltd.	14,133	494
*	Ishihara Sangyo Kaisha Ltd.	32,739	493
	Tamura Corp.	71,647	490
	Ichikoh Industries Ltd.	62,744	489
	Shindengen Electric Manufacturing Co. Ltd.	7,164	489
	Avex Group Holdings Inc.	35,255	487
	KOMEDA Holdings Co. Ltd.	28,558	487
	Sakai Moving Service Co. Ltd.	8,359	486
	Ringer Hut Co. Ltd.	22,198	481
^	Hibiya Engineering Ltd.	22,095	480
^,*	KLab Inc.	27,264	479
	Yondoshi Holdings Inc.	17,418	479
	Tokai Corp.	10,659	478
	Belc Co. Ltd.	8,458	472
	LIFULL Co. Ltd.	61,339	471
	Iino Kaiun Kaisha Ltd.	99,595	470
	Sogo Medical Co. Ltd.	8,459	469
*	Intage Holdings Inc.	35,650	468
	Itochu Enex Co. Ltd.	45,588	465
	Tochigi Bank Ltd.	101,542	463
	Relia Inc.	39,306	462
	Toppan Forms Co. Ltd.	44,616	462
	Fujimi Inc.	18,610	461
^	Press Kogyo Co. Ltd.	81,893	461
	Teikoku Sen-I Co. Ltd.	21,603	458
	CMK Corp.	44,081	458
	Konishi Co. Ltd.	26,280	457
	TV Asahi Holdings Corp.	22,700	457
	Chugoku Marine Paints Ltd.	53,736	457
	Prestige International Inc.	42,303	456

43

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Unitika Ltd.	51,643	456
F@N Communications Inc.	44,003	455
Fuji Co. Ltd.	19,216	455
Ehime Bank Ltd.	35,241	455
* Sanden Holdings Corp.	22,291	453
T-Gaia Corp.	22,204	452
Bando Chemical Industries Ltd.	40,803	450
Mitsubishi Shokuhin Co. Ltd.	15,135	449
Nippon Denko Co. Ltd.	106,176	449
Kanto Denka Kogyo Co. Ltd.	42,787	448
Tsukishima Kikai Co. Ltd.	37,137	446
Japan Pulp & Paper Co. Ltd.	10,549	445
Nitto Kogyo Corp.	25,777	442
Inageya Co. Ltd.	26,665	440
Arata Corp.	10,349	440
Arakawa Chemical Industries Ltd.	18,122	439
Maruwa Co. Ltd.	7,562	438
Juki Corp.	28,063	436
Aichi Steel Corp.	10,747	436
Sumitomo Seika Chemicals Co. Ltd.	8,159	433
Ohsho Food Service Corp.	10,350	433
Giken Ltd.	15,037	432
BML Inc.	19,503	432
Nippon Carbon Co. Ltd.	9,853	431
^ IDOM Inc.	59,053	431
^ Tokyotokeiba Co. Ltd.	14,130	430
Fukushima Industries Corp.	11,048	428
^ NichiiGakkan Co. Ltd.	41,320	426
* D.A. Consortium Holdings Inc.	25,592	425
Iseki & Co. Ltd.	19,031	424
Towa Pharmaceutical Co. Ltd.	8,160	422
Enplas Corp.	9,951	422
YAMABIKO Corp.	30,947	421
Nippon Thompson Co. Ltd.	71,494	416
G-Tekt Corp.	19,404	415
Riken Corp.	7,960	414
* Pacific Metals Co. Ltd.	13,833	414
Matsuya Co. Ltd.	38,219	413
Koshidaka Holdings Co. Ltd.	10,167	411
FULLCAST Holdings Co. Ltd.	22,296	411
Kura Corp.	9,155	410
Riken Keiki Co. Ltd.	18,920	409
Dai Nippon Toryo Co. Ltd.	26,686	408
Hamakyorex Co. Ltd.	14,529	408
Taihei Dengyo Kaisha Ltd.	15,930	407
Miroku Jyoho Service Co. Ltd.	17,412	407
Nittetsu Mining Co. Ltd.	5,472	406
Feed One Co. Ltd.	156,542	406
ESPEC Corp.	17,812	406
DyDo Group Holdings Inc.	8,259	405
T Hasegawa Co. Ltd.	19,899	404
Yellow Hat Ltd.	13,133	403
Takara Leben Co. Ltd.	87,412	402
Sanyo Electric Railway Co. Ltd.	15,723	399
Tekken Corp.	11,842	397
St. Marc Holdings Co. Ltd.	13,134	397
Sumida Corp.	22,655	395
Investors Cloud Co. Ltd.	6,473	395
Starzen Co. Ltd.	8,066	395
JVC Kenwood Corp.	125,675	394
Arcland Sakamoto Co. Ltd.	24,080	394
Sakai Chemical Industry Co. Ltd.	15,728	393
Pressance Corp.	29,063	391
^ Ichiyoshi Securities Co. Ltd.	33,938	390

44

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Takamatsu Construction Group Co. Ltd.	14,229	388
Tosho Co. Ltd.	13,931	385
Xebio Holdings Co. Ltd.	20,098	385
Tsurumi Manufacturing Co. Ltd.	22,604	383
^ Dai-Dan Co. Ltd.	14,869	381
Canon Electronics Inc.	16,916	381
Hosokawa Micron Corp.	5,971	378
Namura Shipbuilding Co. Ltd.	60,954	378
Hodogaya Chemical Co. Ltd.	5,373	378
^ Zojirushi Corp.	41,798	377
Yokohama Reito Co. Ltd.	39,527	376
Eighteenth Bank Ltd.	139,310	375
FIDEA Holdings Co. Ltd.	196,802	375
Jeol Ltd.	70,649	374
ASKA Pharmaceutical Co. Ltd.	19,704	374
^ Okabe Co. Ltd.	38,911	373
Toyo Tanso Co. Ltd.	13,135	371
Pack Corp.	10,646	370
^ Minato Bank Ltd.	19,504	370
Elecom Co. Ltd.	18,411	369
Daiho Corp.	75,624	367
^ Istyle Inc.	53,276	366
Gurunavi Inc.	28,384	366
Kamei Corp.	21,596	365
^ Kenko Mayonnaise Co. Ltd.	13,938	364
Mitsuuroko Group Holdings Co. Ltd.	49,800	364
Clarion Co. Ltd.	95,525	364
JSP Corp.	11,248	363
LEC Inc.	13,742	362
Toyo Kanetsu KK	9,560	362
Shin-Etsu Polymer Co. Ltd.	33,832	362
Kyoei Steel Ltd.	20,502	360
* Toa Corp. (Tokyo Shares)	16,518	359
Digital Arts Inc.	8,756	358
^ Sanshin Electronics Co. Ltd.	23,583	358
Tanseisha Co. Ltd.	30,049	357
Ryoyo Electro Corp.	19,006	357
Kasai Kogyo Co. Ltd.	23,383	352
Sinko Industries Ltd.	21,609	352
Broadleaf Co. Ltd.	42,813	352
Daiken Corp.	12,935	351
Trancom Co. Ltd.	5,772	351
Nissin Corp.	11,349	350
Roland DG Corp.	12,646	350
* M&A Capital Partners Co. Ltd.	6,672	349
OBIC Business Consultants Co. Ltd.	7,066	349
PIA Corp.	6,871	348
Nohmi Bosai Ltd.	20,600	348
YA-MAN Ltd.	29,870	348
^ Sankyo Tateyama Inc.	23,777	347
Maeda Kosen Co. Ltd.	20,000	347
Yorozu Corp.	17,013	346
Aisan Industry Co. Ltd.	30,051	344
Shinko Shoji Co. Ltd.	18,415	342
Toyo Construction Co. Ltd.	66,670	338
Neturen Co. Ltd.	32,940	336
* Hochiki Corp.	16,200	335
Anicom Holdings Inc.	12,934	334
Sumitomo Riko Co. Ltd.	34,333	333
Bell System24 Holdings Inc.	30,248	331
Bank of Saga Ltd.	13,244	331
Fujibo Holdings Inc.	10,449	330
Kanematsu Electronics Ltd.	10,545	329
Goldcrest Co. Ltd.	15,126	328

45

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Towa Bank Ltd.	30,847	328
	Nissei ASB Machine Co. Ltd.	7,363	327
^	Link And Motivation Inc.	47,500	327
	Meisei Industrial Co. Ltd.	45,984	322
	Jimoto Holdings Inc.	164,489	322
	Toyo Engineering Corp.	26,894	321
	Sekisui Plastics Co. Ltd.	24,382	320
	Itoki Corp.	41,614	320
	Nippon Valqua Industries Ltd.	13,731	319
	Kato Works Co. Ltd.	10,150	317
	Tokushu Tokai Paper Co. Ltd.	7,860	317
	MCJ Co. Ltd.	30,054	316
	Torii Pharmaceutical Co. Ltd.	11,642	316
	Rock Field Co. Ltd.	17,912	315
^	Tsukui Corp.	43,784	315
	Kansai Urban Banking Corp.	24,380	312
	Hokuto Corp.	17,805	311
	Wowow Inc.	9,949	310
	Tonami Holdings Co. Ltd.	6,169	307
	J-Oil Mills Inc.	8,558	307
	Tamron Co. Ltd.	14,627	305
	Daido Metal Co. Ltd.	33,034	305
	Micronics Japan Co. Ltd.	30,647	305
	Warabeya Nichiyo Holdings Co. Ltd.	12,239	303
^	Stella Chemifa Corp.	7,859	303
	Alpen Co. Ltd.	15,228	303
	Union Tool Co.	9,356	302
	Denki Kogyo Co. Ltd.	11,746	302
	Tosei Corp.	30,673	302
	Nissei Build Kogyo Co. Ltd.	26,366	301
	OSJB Holdings Corp.	96,929	300
	Achilles Corp.	14,830	299
	Nichiden Corp.	13,940	299
	Shinko Plantech Co. Ltd.	34,623	299
	Kyokuto Securities Co. Ltd.	20,100	298
	Nippon Road Co. Ltd.	5,174	298
	Keiyo Co. Ltd.	44,214	298
	Shimizu Bank Ltd.	8,863	298
	Noritsu Koki Co. Ltd.	19,205	297
	Melco Holdings Inc.	9,459	297
	Cosel Co. Ltd.	21,397	296
	Nippon Yakin Kogyo Co. Ltd.	134,034	296
	Maruzen Showa Unyu Co. Ltd.	61,694	292
	Fukuda Corp.	4,776	292
	Matsuya Foods Co. Ltd.	7,563	290
	PAL GROUP Holdings Co. Ltd.	10,151	289
*	Mitsui-Soko Holdings Co. Ltd.	92,500	288
	Daiwa Industries Ltd.	25,477	286
	Anest Iwata Corp.	28,150	286
	Qol Co. Ltd.	15,527	286
	Shinwa Co. Ltd.	12,549	285
^	Nagatanien Holdings Co. Ltd.	23,896	285
	Key Coffee Inc.	15,022	283
	eRex Co. Ltd.	28,561	283
	KFC Holdings Japan Ltd.	15,934	281
^	METAWATER Co. Ltd.	10,548	280
^,*	Rorze Corp.	10,556	280
	Kyokuyo Co. Ltd.	8,657	279
^	Tenma Corp.	13,434	279
	Chiyoda Integre Co. Ltd.	11,446	279
	Yakuodo Co. Ltd.	9,952	279
	ST Corp.	11,249	279
*	Kintetsu Department Store Co. Ltd.	8,458	278
	Komatsu Seiren Co. Ltd.	31,943	277

46

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Katakura Industries Co. Ltd.	22,201	277
	Arcland Service Holdings Co. Ltd.	12,536	277
^	Yushin Precision Equipment Co. Ltd.	9,752	276
	Daisan Bank Ltd.	16,319	275
	Mitani Sekisan Co. Ltd.	11,350	275
	SMK Corp.	57,740	273
	Toho Titanium Co. Ltd.	30,250	273
	Oyo Corp.	17,802	272
	Vector Inc.	20,494	271
	Nippon Kanzai Co. Ltd.	15,025	271
	Mitsubishi Steel Manufacturing Co. Ltd.	10,847	270
	Okura Industrial Co. Ltd.	39,821	270
	Sagami Chain Co. Ltd.	21,911	269
	Kansai Super Market Ltd.	21,812	267
	CONEXIO Corp.	14,424	266
	OSAKA Titanium Technologies Co. Ltd.	17,314	266
	Riken Technos Corp.	43,193	266
^	COOKPAD Inc.	39,391	264
	Advan Co. Ltd.	27,787	264
	Seika Corp.	9,954	264
	Itochu-Shokuhin Co. Ltd.	5,776	264
	Tsukuba Bank Ltd.	71,044	263
	Yurtec Corp.	29,851	261
^	Uchida Yoko Co. Ltd.	8,159	259
^	Marvelous Inc.	27,269	258
^	Daiichi Jitsugyo Co. Ltd.	8,757	257
	Chiba Kogyo Bank Ltd.	45,077	256
	T RAD Co. Ltd.	6,171	256
^	Michinoku Bank Ltd.	15,126	256
^	Nihon Nohyaku Co. Ltd.	44,081	255
	Osaki Electric Co. Ltd.	34,810	255
	Nitto Kohki Co. Ltd.	10,250	254
	Okuwa Co. Ltd.	24,877	252
	Cawachi Ltd.	10,246	251
	Daito Pharmaceutical Co. Ltd.	9,750	250
	Fuji Pharma Co. Ltd.	6,865	249
	Mimasu Semiconductor Industry Co. Ltd.	13,834	247
	Toho Co. Ltd. (Kobe Shares)	9,759	247
^	Yonex Co. Ltd.	33,828	247
	Rokko Butter Co. Ltd.	10,944	246
	Information Services International-Dentsu Ltd.	11,046	246
	Amuse Inc.	9,354	245
^	Osaka Steel Co. Ltd.	11,048	244
^	Riken Vitamin Co. Ltd.	6,364	244
	Yahagi Construction Co. Ltd.	26,986	244
	Sumitomo Densetsu Co. Ltd.	12,035	244
	Happinet Corp.	14,134	244
^	Denyo Co. Ltd.	14,429	242
	JAC Recruitment Co. Ltd.	13,034	242
^	KAWADA TECHNOLOGIES Inc.	4,080	242
^,*	Kappa Create Co. Ltd.	21,493	241
	Mie Bank Ltd.	10,050	241
	Onoken Co. Ltd.	14,130	240
	Japan Transcity Corp.	55,776	239
*	Akebono Brake Industry Co. Ltd.	70,151	239
	Keihanshin Building Co. Ltd.	34,031	239
	Kyodo Printing Co. Ltd.	7,165	239
	Kurimoto Ltd.	11,345	238
	UKC Holdings Corp.	13,727	236
	Ines Corp.	24,988	234
	Tatsuta Electric Wire and Cable Co. Ltd.	31,744	233
^	Vital KSK Holdings Inc.	28,642	233
	Sun Frontier Fudousan Co. Ltd.	19,304	232
	Ministop Co. Ltd.	11,444	232

47

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Kobe Bussan Co. Ltd.	5,375	232
	Hisaka Works Ltd.	24,702	230
^	GCA Corp.	25,096	230
	Ateam Inc.	8,657	229
^	Central Sports Co. Ltd.	6,346	228
	Kyosan Electric Manufacturing Co. Ltd.	39,783	228
	Chukyo Bank Ltd.	11,145	227
	Fujiya Co. Ltd.	9,951	226
	Asunaro Aoki Construction Co. Ltd.	24,800	225
	PC Depot Corp.	29,370	224
	Pronexus Inc.	18,431	224
	K&O Energy Group Inc.	13,336	222
^	Fujita Kanko Inc.	6,965	222
^	Pasona Group Inc.	15,720	221
	Tokyo Energy & Systems Inc.	18,910	220
	Kitano Construction Corp.	48,804	220
	Toa Corp. (Hyogo Shares)	20,697	219
	Mie Kotsu Group Holdings Inc.	49,736	215
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,051	215
	CI Takiron Corp.	33,820	215
	Misawa Homes Co. Ltd.	23,905	212
^	Toyo Corp.	22,595	211
	Icom Inc.	9,055	211
	Zuken Inc.	11,835	210
	Torishima Pump Manufacturing Co. Ltd.	20,201	210
^	BRONCO BILLY Co. Ltd.	8,059	209
	Sac's Bar Holdings Inc.	17,116	209
^,*	FDK Corp.	87,646	208
	Shibusawa Warehouse Co. Ltd.	11,156	207
^	Mito Securities Co. Ltd.	59,809	207
	Meiko Network Japan Co. Ltd.	17,815	206
	WATAMI Co. Ltd.	15,818	206
	Nippon Parking Development Co. Ltd.	139,410	204
	Aeon Fantasy Co. Ltd.	5,170	203
	Studio Alice Co. Ltd.	8,756	203
	Nihon Chouzai Co. Ltd.	6,169	202
^	Tokyo Individualized Educational Institute Inc.	22,804	201
	Fudo Tetra Corp.	117,716	201
	Taiho Kogyo Co. Ltd.	13,235	198
	AOI Electronics Co. Ltd.	4,179	196
	Koatsu Gas Kogyo Co. Ltd.	25,873	196
*	SWCC Showa Holdings Co. Ltd.	20,899	195
	Sanyo Shokai Ltd.	10,548	194
	NS United Kaiun Kaisha Ltd.	8,355	193
	Toenec Corp.	6,568	192
	Jamco Corp.	9,155	191
	Parco Co. Ltd.	14,329	191
	Shinnihon Corp.	21,482	191
	Toyo Kohan Co. Ltd.	44,578	191
	Senshukai Co. Ltd.	30,450	188
	Aiphone Co. Ltd.	11,145	186
	Ryoden Corp.	11,940	185
	Godo Steel Ltd.	9,158	184
	Sanoh Industrial Co. Ltd.	20,698	183
	Chori Co. Ltd.	9,952	181
	Daikokutenbussan Co. Ltd.	3,977	181
^	Yusen Logistics Co. Ltd.	15,523	181
	Hioki EE Corp.	8,259	180
^	JP-Holdings Inc.	51,145	180
	Hakuto Co. Ltd.	11,645	180
	Tokyo Rope Manufacturing Co. Ltd.	11,544	180
^,*	U-Shin Ltd.	26,587	180
	Aichi Corp.	24,182	179
*	Mitsubishi Paper Mills Ltd.	26,469	179

48

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Toyo Securities Co. Ltd.	63,682	178
	Dai-ichi Seiko Co. Ltd.	6,966	177
	Taisei Lamick Co. Ltd.	6,474	177
	Kita-Nippon Bank Ltd.	5,664	176
*	KNT-CT Holdings Co. Ltd.	10,149	176
	SRA Holdings	6,168	176
	Mitsubishi Logisnext Co. Ltd.	23,861	175
	Teikoku Electric Manufacturing Co. Ltd.	16,518	175
^	Mars Engineering Corp.	8,558	174
	Kanagawa Chuo Kotsu Co. Ltd.	5,170	172
^	Nihon Trim Co. Ltd.	4,379	171
	Mitsubishi Research Institute Inc.	5,771	171
	Weathernews Inc.	5,274	170
	Future Corp.	16,816	170
	Elematec Corp.	7,364	169
	Fujitsu Frontech Ltd.	9,551	167
*	Nippon Sharyo Ltd.	58,689	166
	Wellnet Corp.	15,421	166
^,*	Medical Data Vision Co. Ltd.	8,663	165
^	Hito Communications Inc.	9,253	163
	Organo Corp.	6,169	163
	Dunlop Sports Co. Ltd.	10,946	162
	Fukui Computer Holdings Inc.	6,469	162
	Krosaki Harima Corp.	3,781	162
	Fuji Oil Co. Ltd.	41,394	161
	Takaoka Toko Co. Ltd.	9,752	159
	MTI Ltd.	26,378	159
	Mitsui Matsushima Co. Ltd.	12,541	158
	Atsugi Co. Ltd.	13,834	157
	Cleanup Corp.	19,730	157
	Rhythm Watch Co. Ltd.	7,462	156
	Kitagawa Iron Works Co. Ltd.	5,664	154
	Japan Cash Machine Co. Ltd.	14,225	154
	Furuno Electric Co. Ltd.	22,289	153
	Hokkaido Gas Co. Ltd.	58,747	152
	Nippon Coke & Engineering Co. Ltd.	136,722	151
	Halows Co. Ltd.	6,661	151
	Honeys Holdings Co. Ltd.	14,230	151
	Tokyo Tekko Co. Ltd.	7,959	151
	Yushiro Chemical Industry Co. Ltd.	9,952	151
	Yomiuri Land Co. Ltd.	3,582	151
	Asahi Co. Ltd.	12,343	150
	CHIMNEY Co. Ltd.	5,968	150
^	Toda Kogyo Corp.	3,482	145
	France Bed Holdings Co. Ltd.	15,298	142
	Kanaden Corp.	12,316	141
	Pocket Card Co. Ltd.	14,727	139
	Mitsui Home Co. Ltd.	20,898	138
	Nihon Yamamura Glass Co. Ltd.	78,612	138
	Sinanen Holdings Co. Ltd.	6,160	138
	NEC Capital Solutions Ltd.	6,866	136
	Tosho Printing Co. Ltd.	13,922	134
	Tomoku Co. Ltd.	6,956	130
	Linical Co. Ltd.	9,651	127
	Cybozu Inc.	27,188	125
	Artnature Inc.	19,006	125
	NDS Co. Ltd.	3,676	124
	Tv Tokyo Holdings Corp.	5,874	123
^	Nihon Dempa Kogyo Co. Ltd.	15,722	123
	Fuso Pharmaceutical Industries Ltd.	4,867	122
	Chuetsu Pulp & Paper Co. Ltd.	6,259	121
	CMIC Holdings Co. Ltd.	8,158	120
	Hokkan Holdings Ltd.	30,775	118
	Corona Corp. Class A	9,840	118

49

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Zuiko Corp.	3,482	117
^	Kourakuen Holdings Corp.	5,857	117
	Fields Corp.	11,741	114
	CAC Holdings Corp.	11,347	114
^	Funai Electric Co. Ltd.	13,832	112
	Mitsubishi Kakoki Kaisha Ltd.	5,174	112
	Gecoss Corp.	9,850	111
	Tokyo Electron Device Ltd.	5,672	111
	Gun-Ei Chemical Industry Co. Ltd.	3,177	110
	Matsuda Sangyo Co. Ltd.	7,643	110
	Srg Takamiya Co. Ltd.	17,916	109
	Toli Corp.	28,795	105
^,*	Japan Drilling Co. Ltd.	5,472	105
	Maezawa Kyuso Industries Co. Ltd.	6,258	103
	Nippon Chemiphar Co. Ltd.	2,189	101
	Sankyo Seiko Co. Ltd.	23,935	99
^	Toyo Denki Seizo KK	5,569	99
^	Daikoku Denki Co. Ltd.	6,368	97
	Fujikura Kasei Co. Ltd.	15,290	96
	Inaba Seisakusho Co. Ltd.	7,463	94
	Alpha Systems Inc.	4,267	94
^,*	Aplus Financial Co. Ltd.	90,572	90
	ASAHI YUKIZAI Corp.	6,744	89
^,*	Laox Co. Ltd.	20,983	88
	Tsutsumi Jewelry Co. Ltd.	4,967	88
	Sumitomo Precision Products Co. Ltd.	26,869	87
^	Right On Co. Ltd.	10,250	85
^,*	Shin Nippon Biomedical Laboratories Ltd.	17,210	84
	Gakken Holdings Co. Ltd.	2,878	83
	Chuo Spring Co. Ltd.	2,482	83
	Shimojima Co. Ltd.	7,851	83
	Daisyo Corp.	5,358	81
	Chugai Ro Co. Ltd.	3,971	80
	Tokyo Rakutenchi Co. Ltd.	1,489	77
	Kinki Sharyo Co. Ltd.	3,184	75
	Showa Aircraft Industry Co. Ltd.	5,950	74
	Toa Oil Co. Ltd.	52,738	70
	Nakayama Steel Works Ltd.	9,829	68
	Maezawa Kasei Industries Co. Ltd.	6,043	67
*	Yamada SxL Home Co. Ltd.	88,561	65
	Takihyo Co. Ltd.	2,776	57
^	Kojima Co. Ltd.	16,893	56
	Airport Facilities Co. Ltd.	9,815	54
	Paris Miki Holdings Inc.	12,696	53
	Kobelco Eco-Solutions Co. Ltd.	1,100	19
*	CYBG plc	1	—
			4,727,234

New Zealand (0.7%)
	Fisher & Paykel Healthcare Corp. Ltd.	615,704	5,585
	Spark New Zealand Ltd.	2,013,113	5,072
*	a2 Milk Co. Ltd.	797,796	4,737
	Auckland International Airport Ltd.	1,033,332	4,404
	Fletcher Building Ltd.	763,082	3,849
	Contact Energy Ltd.	787,282	3,099
	Ryman Healthcare Ltd.	464,174	2,955
	Meridian Energy Ltd.	1,380,325	2,693
*	Xero Ltd.	106,850	2,517
	Z Energy Ltd.	417,962	2,108
	SKYCITY Entertainment Group Ltd.	739,333	1,968

50

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Mercury NZ Ltd.	758,044	1,707
Mainfreight Ltd.	87,586	1,466
Trade Me Group Ltd.	456,931	1,411
Kiwi Property Group Ltd.	1,542,562	1,399
Chorus Ltd.	462,598	1,271
Air New Zealand Ltd.	547,605	1,237
EBOS Group Ltd.	101,480	1,222
Goodman Property Trust	1,205,049	1,081
Infratil Ltd.	472,060	1,039
Genesis Energy Ltd.	585,813	982
Precinct Properties New Zealand Ltd.	1,096,836	972
Summerset Group Holdings Ltd.	277,925	926
Freightways Ltd.	168,555	883
SKY Network Television Ltd.	447,701	766
Metlifecare Ltd.	178,294	706
Argosy Property Ltd.	774,567	549
Vital Healthcare Property Trust	346,570	524
Heartland Bank Ltd.	402,904	524
New Zealand Refining Co. Ltd.	199,365	344
Kathmandu Holdings Ltd.	152,767	251
* TOWER Ltd.	164,733	91
		58,338
Singapore (3.1%)
DBS Group Holdings Ltd.	1,992,913	33,279
Oversea-Chinese Banking Corp. Ltd.	3,649,097	31,870
United Overseas Bank Ltd.	1,427,590	25,790
Singapore Telecommunications Ltd.	8,289,215	22,812
Keppel Corp. Ltd.	1,599,660	8,805
Global Logistic Properties Ltd.	3,227,991	7,863
CapitaLand Ltd.	2,809,005	7,565
Genting Singapore plc	6,472,794	5,794
Wilmar International Ltd.	2,170,322	5,401
Ascendas REIT	2,637,799	5,304
Singapore Exchange Ltd.	909,118	5,116
City Developments Ltd.	528,717	5,021
Singapore Technologies Engineering Ltd.	1,697,330	4,333
Singapore Airlines Ltd.	556,573	4,195
Venture Corp. Ltd.	288,316	4,121
Suntec REIT	2,828,466	4,049
CapitaLand Mall Trust	2,550,533	3,781
Singapore Press Holdings Ltd.	1,854,457	3,672
UOL Group Ltd.	547,797	3,633
ComfortDelGro Corp. Ltd.	2,265,304	3,358
CapitaLand Commercial Trust	2,610,247	3,325
Jardine Cycle & Carriage Ltd.	110,627	3,199
Mapletree Commercial Trust	2,200,692	2,510
SATS Ltd.	714,641	2,465
Hutchison Port Holdings Trust	5,651,099	2,430
Sembcorp Industries Ltd.	989,068	2,395
Golden Agri-Resources Ltd.	7,542,950	2,186
Mapletree Industrial Trust	1,516,527	2,158
Mapletree Logistics Trust	2,139,170	1,993
Keppel REIT	2,303,082	1,985
Mapletree Greater China Commercial Trust	2,131,700	1,838
^ Singapore Post Ltd.	1,712,429	1,614
^ Sembcorp Marine Ltd.	923,866	1,310
StarHub Ltd.	675,470	1,304
Ascott Residence Trust	1,334,915	1,171
Frasers Centrepoint Trust	662,445	1,055
CDL Hospitality Trusts	864,853	1,037
United Engineers Ltd.	517,733	1,003
Starhill Global REIT	1,756,401	992
Keppel Infrastructure Trust	2,387,189	972
Frasers Logistics & Industrial Trust	1,182,904	968

51

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Manulife US REIT	1,038,348	940
^	Raffles Medical Group Ltd.	1,112,137	922
	Parkway Life REIT	427,954	895
	First Resources Ltd.	545,389	788
	Keppel DC REIT	700,744	707
	CapitaLand Retail China Trust	577,727	703
	Wing Tai Holdings Ltd.	397,852	700
	Lippo Malls Indonesia Retail Trust	2,071,614	661
	Cache Logistics Trust	1,030,426	620
	Frasers Commercial Trust	609,269	619
	SIA Engineering Co. Ltd.	253,609	607
	Asian Pay Television Trust	1,414,774	602
	Frasers Centrepoint Ltd.	392,100	598
	OUE Hospitality Trust	987,491	583
	ESR-REIT	1,313,792	535
	Ascendas Hospitality Trust	832,021	534
	First REIT	504,189	512
^	Frasers Hospitality Trust	847,000	488
	SPH REIT	642,320	471
	Yoma Strategic Holdings Ltd.	1,022,447	439
	Far East Hospitality Trust	838,889	431
^	M1 Ltd.	315,689	417
	Accordia Golf Trust	719,138	396
	OUE Ltd.	257,145	389
	Soilbuild Business Space REIT	731,395	354
	Sabana Shari'ah Compliant Industrial REIT	1,013,059	342
	Silverlake Axis Ltd.	766,036	334
	RHT Health Trust	537,139	331
^	Sheng Siong Group Ltd.	415,299	288
^,*,3	Ezion Holdings Ltd.	1,739,519	251
^	Noble Group Ltd.	974,979	208
	Hyflux Ltd.	516,932	186
	Bumitama Agri Ltd.	289,847	168
	Indofood Agri Resources Ltd.	441,778	146
^	SIIC Environment Holdings Ltd.	277,900	108
	Boustead Singapore Ltd.	156,922	104
*	Ying Li International Real Estate Ltd.	427,500	45
^,*,3	China Fishery Group Ltd.	754,600	42
^,*	COSCO Shipping International Singapore Co. Ltd.	129,331	28
*	Midas Holdings Ltd.	162,400	25
	China Everbright Water Ltd.	47,100	17
^,*,3	Ezra Holdings Ltd.	1,786,900	14
*,3	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	276,736	4
*	Halcyon Agri Corp. Ltd.	1	—
			251,224
South Korea (12.6%)
	Samsung Electronics Co. Ltd.	106,921	263,572
	SK Hynix Inc.	594,536	43,837
	Samsung Electronics Co. Ltd. Preference Shares	18,772	37,597
	NAVER Corp.	29,626	23,679
	Hyundai Motor Co.	161,388	23,218
	Shinhan Financial Group Co. Ltd.	513,276	23,055
	KB Financial Group Inc.	439,180	22,962
	POSCO	76,675	22,350
	LG Chem Ltd.	50,803	18,317
	Hyundai Mobis Co. Ltd.	73,446	17,477
	Hana Financial Group Inc.	329,040	14,083
^,*	Celltrion Inc.	86,088	13,308
	SK Innovation Co. Ltd.	67,136	12,316
	KT&G Corp.	124,466	11,786
	Samsung SDI Co. Ltd.	59,192	10,906
	Samsung C&T Corp.	80,063	10,591
	LG Household & Health Care Ltd.	9,733	10,229
	Korea Electric Power Corp.	286,859	10,057

52

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Amorepacific Corp.	35,670	10,009
	LG Electronics Inc.	119,710	9,745
	SK Holdings Co. Ltd.	36,874	9,542
	Kia Motors Corp.	285,891	9,049
	Samsung Fire & Marine Insurance Co. Ltd.	36,521	8,912
	Samsung Life Insurance Co. Ltd.	70,561	8,507
	Woori Bank	564,298	8,258
	LG Corp.	100,360	7,717
	NCSoft Corp.	19,283	7,352
	Samsung SDS Co. Ltd.	35,227	6,523
	LG Display Co. Ltd.	248,346	6,497
	SK Telecom Co. Ltd.	25,146	5,936
	Samsung Electro-Mechanics Co. Ltd.	61,462	5,719
	Lotte Chemical Corp.	16,340	5,397
*	Hyundai Heavy Industries Co. Ltd.	38,385	5,369
	S-Oil Corp.	45,504	5,232
	Coway Co. Ltd.	59,071	5,136
^,*,2	Samsung Biologics Co. Ltd.	14,819	5,084
	Korea Zinc Co. Ltd.	11,016	5,039
*	Hyundai Robotics Co. Ltd.	11,609	4,685
	Kakao Corp.	36,035	4,636
	E-MART Inc.	22,751	4,554
	Hyundai Steel Co.	83,637	4,299
	Mirae Asset Daewoo Co. Ltd.	467,524	4,243
	Hyundai Motor Co. 2nd Preference Shares	40,640	4,102
	AMOREPACIFIC Group	31,948	4,097
	Industrial Bank of Korea	296,125	4,057
	Hankook Tire Co. Ltd.	82,925	4,002
	Kangwon Land Inc.	118,602	3,635
	Korea Aerospace Industries Ltd.	71,339	3,621
	GS Holdings Corp.	57,005	3,375
^,*	SillaJen Inc.	55,417	3,347
	Dongbu Insurance Co. Ltd.	52,107	3,281
*	Samsung Heavy Industries Co. Ltd.	299,058	3,152
^,*	Hanmi Pharm Co. Ltd.	7,587	3,141
	Hyosung Corp.	26,016	3,127
^,*,2	Netmarble Games Corp.	19,653	3,055
	BNK Financial Group Inc.	327,301	2,904
	Hyundai Engineering & Construction Co. Ltd.	82,121	2,778
	Hyundai Marine & Fire Insurance Co. Ltd.	67,943	2,753
	Hyundai Glovis Co. Ltd.	20,125	2,716
	CJ CheilJedang Corp.	8,096	2,649
	Hanwha Chemical Corp.	92,280	2,514
^,*	Celltrion Healthcare Co. Ltd.	47,472	2,496
*	Orion Corp.	26,136	2,478
	LG Uplus Corp.	214,826	2,467
	Korea Investment Holdings Co. Ltd.	43,207	2,446
	LG Innotek Co. Ltd.	15,369	2,366
^	Hotel Shilla Co. Ltd.	33,462	2,341
	Hyundai Motor Co. Preference Shares	25,172	2,315
	CJ Corp.	13,756	2,293
	Hyundai Development Co-Engineering & Construction	63,665	2,281
	Daelim Industrial Co. Ltd.	29,792	2,220
	Samsung Securities Co. Ltd.	69,740	2,218
^	Mando Corp.	7,497	2,188
	LG Chem Ltd. Preference Shares	9,423	2,184
	KCC Corp.	6,135	2,138
	Lotte Shopping Co. Ltd.	10,540	2,118
	Lotte Corp.	31,575	2,102
	Hanon Systems	180,387	2,098
	Hanwha Corp.	52,551	2,097
^,*	ViroMed Co. Ltd.	15,597	2,064
^	OCI Co. Ltd.	19,821	2,003
	Amorepacific Corp. Preference Shares	11,720	1,867

53

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hanwha Life Insurance Co. Ltd.	263,008	1,858
^,*	Samsung Engineering Co. Ltd.	170,008	1,854
	S-1 Corp.	21,649	1,772
	NH Investment & Securities Co. Ltd.	140,673	1,767
	Medy-Tox Inc.	4,359	1,650
	Hanssem Co. Ltd.	10,667	1,624
3	BGF retail Co. Ltd.	14,550	1,596
	CJ E&M Corp.	20,984	1,584
	DGB Financial Group Inc.	167,562	1,563
	Yuhan Corp.	8,533	1,555
	Shinsegae Inc.	7,424	1,518
*	Korean Air Lines Co. Ltd.	52,309	1,481
	Cheil Worldwide Inc.	77,532	1,440
	Hyundai Department Store Co. Ltd.	17,496	1,429
	Meritz Fire & Marine Insurance Co. Ltd.	61,924	1,421
*	Hanwha Techwin Co. Ltd.	40,116	1,375
	LG Household & Health Care Ltd. Preference Shares	2,350	1,375
	Doosan Corp.	11,333	1,357
	Com2uSCorp	11,379	1,356
	LS Corp.	19,063	1,346
*	Daewoo Engineering & Construction Co. Ltd.	203,528	1,337
	Kolon Industries Inc.	19,565	1,323
	SK Chemicals Co. Ltd.	19,641	1,297
	Kumho Petrochemical Co. Ltd.	20,078	1,245
	Meritz Securities Co. Ltd.	307,944	1,227
^,*	Hanmi Science Co. ltd	14,855	1,218
^,*	Hyundai Merchant Marine Co. Ltd.	184,136	1,216
*	Doosan Infracore Co. Ltd.	146,138	1,208
^,*	Komipharm International Co. Ltd.	33,058	1,184
^	Korea Kolmar Co. Ltd.	15,903	1,176
^,*	GS Engineering & Construction Corp.	49,374	1,147
	Green Cross Corp.	6,054	1,141
*	Hyundai Mipo Dockyard Co. Ltd.	11,693	1,134
	Samsung Card Co. Ltd.	34,589	1,133
^	Doosan Heavy Industries & Construction Co. Ltd.	71,749	1,123
*	CJ Logistics Corp.	7,932	1,112
*	Korea Gas Corp.	30,208	1,103
	Green Cross Holdings Corp.	32,100	1,085
	Youngone Corp.	34,764	1,068
	NongShim Co. Ltd.	3,427	1,064
	Korean Reinsurance Co.	105,796	1,058
	Seoul Semiconductor Co. Ltd.	42,931	1,054
*	NHN Entertainment Corp.	17,069	1,046
^	SK Materials Co. Ltd.	5,973	1,001
^,*	Pan Ocean Co. Ltd.	210,565	989
*	WONIK IPS Co. Ltd.	30,395	987
	SK Networks Co. Ltd.	166,127	987
^	Hyundai Wia Corp.	17,101	986
^,*	Kumho Tire Co. Inc.	168,001	983
^	Paradise Co. Ltd.	52,247	938
	Ottogi Corp.	1,379	935
*	Hugel Inc.	2,397	920
	Doosan Bobcat Inc.	28,336	916
^	Cosmax Inc.	7,347	913
	Koh Young Technology Inc.	13,208	906
	Posco Daewoo Corp.	52,075	903
	KEPCO Plant Service & Engineering Co. Ltd.	24,428	901
	LS Industrial Systems Co. Ltd.	16,582	888
	Innocean Worldwide Inc.	12,943	888
*	Hyundai Rotem Co. Ltd.	50,515	885
^	CJ CGV Co. Ltd.	14,196	883
	LG Electronics Inc. Preference Shares	21,954	881
	Poongsan Corp.	19,839	870
	Dongsuh Cos. Inc.	34,889	857

54

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^,*	HLB Inc.	37,692	840
*	Hyundai Construction Equipment Co. Ltd.	2,484	831
	GS Retail Co. Ltd.	27,773	828
	Hyundai Greenfood Co. Ltd.	57,450	820
	LOTTE Himart Co. Ltd.	12,282	813
^	Hana Tour Service Inc.	9,024	804
^	KIWOOM Securities Co. Ltd.	12,045	771
	Korea Petrochemical Ind Co. Ltd.	3,430	767
	Hite Jinro Co. Ltd.	32,231	766
	LIG Nex1 Co. Ltd.	11,878	762
	SFA Engineering Corp.	20,230	737
	Hyundai Home Shopping Network Corp.	6,737	734
^,*	Yungjin Pharmaceutical Co. Ltd.	91,008	723
*	Osstem Implant Co. Ltd.	11,132	715
^	Kolon Life Science Inc.	5,133	703
	SKC Co. Ltd.	19,722	701
	LG International Corp.	26,881	698
^	Eo Technics Co. Ltd.	8,533	694
	Loen Entertainment Inc.	7,054	670
^	Fila Korea Ltd.	11,057	668
^,*	Interflex Co. Ltd.	11,573	662
	Chong Kun Dang Pharmaceutical Corp.	6,489	652
	LOTTE Fine Chemical Co. Ltd.	18,053	649
*	Medipost Co. Ltd.	7,412	647
	Taekwang Industrial Co. Ltd.	624	636
^,*	Hanjin Kal Corp.	32,724	633
	GS Home Shopping Inc.	3,326	625
	Hansol Chemical Co. Ltd.	9,332	616
^	POSCO Chemtech Co. Ltd.	24,432	612
	Hanwha General Insurance Co. Ltd.	83,683	610
	Dongkuk Steel Mill Co. Ltd.	62,092	603
^	Douzone Bizon Co. Ltd.	21,002	600
	JB Financial Group Co. Ltd.	112,669	592
^	Dongjin Semichem Co. Ltd.	31,969	589
	Soulbrain Co. Ltd.	9,335	574
	Young Poong Corp.	565	562
	Bukwang Pharmaceutical Co. Ltd.	28,357	561
	Grand Korea Leisure Co. Ltd.	22,405	560
	Lotte Chilsung Beverage Co. Ltd.	452	559
	Korea Real Estate Investment & Trust Co. Ltd.	184,181	546
^,*	Hyundai Electric & Energy System Co. Ltd.	2,583	544
	Iljin Materials Co. Ltd.	18,833	543
	Hanil Cement Co. Ltd.	4,516	541
	Daewoong Pharmaceutical Co. Ltd.	5,326	540
	CJ O Shopping Co. Ltd.	3,027	535
	Toptec Co. Ltd.	21,199	533
	Halla Holdings Corp.	8,765	530
	Samyang Holdings Corp.	6,560	529
	TES Co. Ltd.	17,110	529
*	Dongbu HiTek Co. Ltd.	41,205	528
	LG Hausys Ltd.	6,458	524
*	SM Entertainment Co.	17,136	509
	LEENO Industrial Inc.	11,124	509
*	Webzen Inc.	20,311	508
^	JW Pharmaceutical Corp.	13,647	508
	Hankook Tire Worldwide Co. Ltd.	28,152	505
	Huchems Fine Chemical Corp.	23,812	501
	Hyundai Elevator Co. Ltd.	10,230	501
*	Genexine Co. Ltd.	12,925	494
^,*	Chabiotech Co. Ltd.	42,021	492
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	3,022	484
*	Jusung Engineering Co. Ltd.	39,258	482
	Daesang Corp.	22,470	478
^,*	Celltrion Pharm Inc.	15,950	477

55

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	DoubleUGames Co. Ltd.	10,400	477
^	Nexen Tire Corp.	40,974	470
	Modetour Network Inc.	17,879	470
	LF Corp.	20,375	470
*	Foosung Co. Ltd.	58,737	469
	Meritz Financial Group Inc.	31,983	466
^	Kolon Corp.	6,659	458
3	KC Tech Co. Ltd.	8,503	457
	Korea Electric Terminal Co. Ltd.	7,263	454
	Daou Technology Inc.	27,564	452
^,*	Homecast Co. Ltd.	37,009	446
^,*	Seegene Inc.	17,491	444
	Ssangyong Cement Industrial Co. Ltd.	30,626	443
^	Hansae Co. Ltd.	19,028	443
	IS Dongseo Co. Ltd.	14,273	440
*	Asiana Airlines Inc.	106,218	439
	Daishin Securities Co. Ltd.	36,349	439
	Ilyang Pharmaceutical Co. Ltd.	13,766	428
	Hanwha Corp. Preference Shares	25,129	424
	Handsome Co. Ltd.	15,643	419
^,*	Jenax Inc.	16,614	416
^,*	DIO Corp.	13,531	410
*	Korea Line Corp.	13,850	405
	Dongwon Industries Co. Ltd.	1,584	404
*	Advanced Process Systems Corp.	11,640	401
	Maeil Holdings Co. Ltd.	22,820	392
^,*	Hanall Biopharma Co. Ltd.	36,876	386
	Seah Besteel Corp.	13,541	384
^,*	CrystalGenomics Inc.	28,280	384
^,*	ATGen Co. Ltd.	11,515	384
	AK Holdings Inc.	6,362	382
	Songwon Industrial Co. Ltd.	19,838	381
	Tongyang Inc.	216,659	377
	SK Gas Ltd.	4,479	374
*	Jeil Pharmaceutical Co. Ltd.	6,620	374
*	Taeyoung Engineering & Construction Co. Ltd.	48,569	372
	Silicon Works Co. Ltd.	9,198	369
*	Korea Asset In Trust Co. Ltd.	48,901	369
	Hanjin Transportation Co. Ltd.	14,363	368
^	Dong-A ST Co. Ltd.	4,596	367
	Dong-A Socio Holdings Co. Ltd.	3,349	365
	Mirae Asset Life Insurance Co. Ltd.	67,421	352
	InBody Co. Ltd.	13,337	347
^,*	Amicogen Inc.	8,614	343
^	YG Entertainment Inc.	12,812	342
^,*	iNtRON Biotechnology Inc.	11,932	341
	Lotte Food Co. Ltd.	628	336
	Shinyoung Securities Co. Ltd.	6,228	330
	S&T Motiv Co. Ltd.	7,963	325
^,*	Gamevil Inc.	5,731	324
^,*	CMG Pharmaceutical Co. Ltd.	105,442	324
	Binggrae Co. Ltd.	5,938	322
^,*	Taihan Electric Wire Co. Ltd.	283,191	321
^,*	Peptron Inc.	7,235	317
	Orion Holdings Corp.	13,749	316
	Samyang Corp.	3,651	316
	Posco ICT Co. Ltd.	50,296	316
	Daewoong Co. Ltd.	22,255	310
	Hansol Paper Co. Ltd.	20,828	306
*	Lotte Confectionery Co. Ltd.	1,842	306
	SPC Samlip Co. Ltd.	2,486	305
^,*	GemVax & Kael Co. Ltd.	27,900	303
^	JW Holdings Corp.	41,914	301
	Lock&Lock Co. Ltd.	15,389	298

56

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Partron Co. Ltd.	37,918	296
	Youngone Holdings Co. Ltd.	5,862	293
	SL Corp.	13,785	282
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	82,463	281
^,*	Naturalendo Tech Co. Ltd.	12,905	281
^,*	CUROCOM Co. Ltd.	112,774	279
*	Hanwha Investment & Securities Co. Ltd.	107,257	277
	Vieworks Co. Ltd.	8,021	273
*	SK Securities Co. Ltd.	245,171	273
	Daeduck Electronics Co.	29,381	269
	WeMade Entertainment Co. Ltd.	7,992	261
	Caregen Co. Ltd.	3,866	253
*	Hansol Technics Co. Ltd.	16,017	253
^	Ahnlab Inc.	5,603	250
	Namyang Dairy Products Co. Ltd.	425	249
^	ST Pharm Co. Ltd.	8,420	248
	DongKook Pharmaceutical Co. Ltd.	4,442	246
	Tongyang Life Insurance Co. Ltd.	31,110	246
	NICE Holdings Co. Ltd.	17,208	244
	NICE Information Service Co. Ltd.	31,728	242
	Samchully Co. Ltd.	2,633	241
^	Daeduck GDS Co. Ltd.	15,142	238
	Korea Kolmar Holdings Co. Ltd.	5,897	238
*	Yuanta Securities Korea Co. Ltd.	78,425	237
^,*	Aprogen pharmaceuticals Inc.	69,551	229
	Sebang Global Battery Co. Ltd.	7,567	229
	KISWIRE Ltd.	7,200	226
	Hansol Holdings Co. Ltd.	40,933	226
	Kwangju Bank Co. Ltd.	21,375	225
	Sindoh Co. Ltd.	3,962	223
^	Kumho Industrial Co. Ltd.	25,549	221
^,*	Duk San Neolux Co. Ltd.	11,208	220
*	SFA Semicon Co. Ltd.	97,638	219
^	It's Hanbul Co. Ltd.	5,498	219
	Green Cross Cell Corp.	5,374	216
*	Wonik Holdings Co. Ltd.	31,912	216
^	KEPCO Engineering & Construction Co. Inc.	13,462	215
	Dae Hwa Pharmaceutical Co. Ltd.	10,363	215
	Muhak Co. Ltd.	13,199	214
	Kwang Dong Pharmaceutical Co. Ltd.	29,386	212
^,*	Huons Co. Ltd.	3,538	212
	SeAH Steel Corp.	2,547	209
	Hyundai Livart Furniture Co. Ltd.	9,784	209
	Cuckoo Electronics Co. Ltd.	1,552	209
^	Huons Global Co. Ltd.	5,446	206
^	Seobu T&D	15,462	205
	Hankook Shell Oil Co. Ltd.	578	204
	Daekyo Co. Ltd.	27,547	202
^	NS Shopping Co. Ltd.	14,990	201
	Hancom Inc.	13,852	196
	Dongwon F&B Co. Ltd.	1,066	194
^	Able C&C Co. Ltd.	10,614	192
^,*	Emerson Pacific Inc.	7,836	192
	Chongkundang Holdings Corp.	3,115	192
*	Ssangyong Motor Co.	40,269	189
	Sungwoo Hitech Co. Ltd.	31,431	188
^,*	Leaders Cosmetics Co. Ltd.	11,056	184
^,*	NUTRIBIOTECH Co. Ltd.	9,356	183
	CJ CheilJedang Corp. Preference Shares	1,253	182
	Cell Biotech Co. Ltd.	5,481	182
^	Dawonsys Co. Ltd.	17,532	179
	Youlchon Chemical Co. Ltd.	12,047	179
^	iMarketKorea Inc.	20,930	179
*	Pharmicell Co. Ltd.	47,087	177

57

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	i-SENS Inc.	8,269	174
	KT Skylife Co. Ltd.	13,988	174
^,*	Binex Co. Ltd.	21,825	170
^	ICD Co. Ltd.	12,547	169
^,*	COSON Co. Ltd.	13,322	167
	CJ Hellovision Co. Ltd.	25,075	164
	Daishin Securities Co. Ltd. Preference Shares	19,354	162
*	S&T Dynamics Co. Ltd.	21,412	160
	Humedix Co. Ltd.	5,006	156
	E1 Corp.	2,974	153
^	CJ Freshway Corp.	4,321	151
	SBS Media Holdings Co. Ltd.	55,748	151
	Namhae Chemical Corp.	18,610	151
*	Eugene Investment & Securities Co. Ltd.	56,837	151
*	Insun ENT Co. Ltd.	24,551	149
	KISCO Corp.	4,359	147
	CROWNHAITAI Holdings Co. Ltd.	9,170	146
	Lutronic Corp.	14,122	142
	Hyundai Corp.	7,187	142
^	Sung Kwang Bend Co. Ltd.	15,908	141
^,*	G-SMATT GLOBAL Co. Ltd.	12,258	140
^	Coreana Cosmetics Co. Ltd.	22,740	139
	Cosmax BTI Inc	4,116	136
*	KTB Investment & Securities Co. Ltd.	44,088	136
	Sam Young Electronics Co. Ltd.	11,192	136
	Interpark Holdings Corp.	36,083	135
	Kyobo Securities Co. Ltd.	16,417	134
^	KH Vatec Co. Ltd.	12,932	131
^,*	Taewoong Co. Ltd.	8,132	130
	Seoyon E-Hwa Co. Ltd.	12,026	129
	Dae Han Flour Mills Co. Ltd.	842	127
^	Byucksan Corp.	41,431	126
	Humax Co. Ltd.	14,878	125
*	NEPES Corp.	15,206	122
*	Lumens Co. Ltd.	37,737	122
*	Woongjin Thinkbig Co. Ltd.	19,431	120
^,*	Agabang&Company	22,329	119
*	Neowiz	11,282	118
	GOLFZON Co. Ltd.	2,849	118
	Kolao Holdings	25,107	112
	DY Corp.	16,308	111
	TK Corp.	12,269	110
^,*	CrucialTec Co. Ltd.	43,362	110
^,*	KONA I Co. Ltd.	11,398	108
*	GNCO Co. Ltd.	65,482	108
	INTOPS Co. Ltd.	11,234	105
*	Maeil Dairies Co. Ltd.	1,658	104
*	Duksan Hi-Metal Co. Ltd.	12,546	99
^,*	Cellumed Co. Ltd.	15,205	99
^,*	APS Holdings Corp.	10,153	91
*	Doosan Engine Co. Ltd.	23,830	90
^,*	Samsung Pharmaceutical Co. Ltd.	28,069	88
	Eusu Holdings Co. Ltd.	15,078	87
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,059	83
*	Dongbu Securities Co. Ltd.	24,758	77
*	Hyundai Construction Equipment Co. Ltd. Rights Exp. 11/07/2017	776	69
	MegaStudy Co. Ltd.	2,433	68
	Seoyon Co. Ltd.	9,429	68
^	Hyundai Corp. Holdings Inc.	5,099	66
*	3S Korea Co. Ltd.	38,610	66
^	Jeil Pharma Holdings Inc.	1,792	64
*	Hyundai Electric & Energy System Co. Ltd. Rights	802	36
*	Able C&C Co. Ltd. Rights Exp. 11/09/2017	4,151	25
	Hitejinro Holdings Co. Ltd.	1,062	10

58

Vanguard® Pacific Stock Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
*	Crown Confectionery Co. Ltd.			534	8
*,3	BGF retail Co. Ltd.			7,794	—
*,3	KC Tech Co. Ltd.			12,447	—

					1,018,878

Total Common Stocks (Cost $7,847,777)					8,030,688

		Coupon
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.5%)
4,5	Vanguard Market Liquidity Fund	1.246%		2,032,086	203,229

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Cash Management Bill	1.048%	1/2/18	1,000	998
6	United States Treasury Bill	1.089%	2/1/18	1,000	997
6	United States Treasury Bill	1.087%	3/1/18	1,500	1,494

					3,489

Total Temporary Cash Investments (Cost $206,738)					206,718
Total Investments (101.6%) (Cost $8,054,515)					8,237,406
Other Assets and Liabilities—Net (-1.6%)[5,7]					(129,663)
Net Assets (100%)					8,107,743

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $154,882,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $20,875,000, representing 0.3% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $166,488,000 of collateral received for securities on loan.
6 Securities with a value of $2,891,000 have been segregated as initial margin for open futures contracts.
7 Cash of $1,159,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

59

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA720 122017

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.3%)[1]
Australia (2.3%)
Commonwealth Bank of Australia	469,482	27,927
Westpac Banking Corp.	920,935	23,327
Australia & New Zealand Banking Group Ltd.	796,995	18,290
National Australia Bank Ltd.	724,636	18,157
BHP Billiton Ltd.	876,869	18,054
CSL Ltd.	123,655	13,164
Wesfarmers Ltd.	308,487	9,881
Woolworths Ltd.	354,821	7,034
Macquarie Group Ltd.	84,147	6,348
Rio Tinto Ltd.	117,180	6,244
Transurban Group	568,527	5,285
Woodside Petroleum Ltd.	200,573	4,728
Scentre Group	1,412,944	4,357
Amcor Ltd.	322,805	3,918
South32 Ltd.	1,444,083	3,772
Suncorp Group Ltd.	355,148	3,697
Newcrest Mining Ltd.	212,623	3,635
AGL Energy Ltd.	180,221	3,489
Insurance Australia Group Ltd.	653,762	3,287
Brambles Ltd.	447,245	3,243
Westfield Corp.	536,855	3,200
Goodman Group	493,777	3,166
AMP Ltd.	825,052	3,144
Telstra Corp. Ltd.	1,150,599	3,123
QBE Insurance Group Ltd.	377,729	3,097
Aristocrat Leisure Ltd.	170,780	3,087
* Origin Energy Ltd.	481,894	2,935
Treasury Wine Estates Ltd.	197,705	2,373
Stockland	646,769	2,242
ASX Ltd.	51,800	2,143
Aurizon Holdings Ltd.	535,775	2,126
Cochlear Ltd.	15,333	2,065
Dexus	272,188	2,038
APA Group	298,294	1,958
GPT Group	482,253	1,883
LendLease Group	151,272	1,878
Sonic Healthcare Ltd.	112,107	1,872
Boral Ltd.	337,442	1,852
Oil Search Ltd.	325,906	1,847
Caltex Australia Ltd.	69,777	1,832
Mirvac Group	991,062	1,832
James Hardie Industries plc	117,880	1,800
Vicinity Centres	869,380	1,767
Ramsay Health Care Ltd.	34,248	1,756
Medibank Pvt Ltd.	737,684	1,736
* Santos Ltd.	497,194	1,718
Sydney Airport	295,241	1,609
Challenger Ltd.	152,686	1,557
Computershare Ltd.	130,033	1,554
Orica Ltd.	96,221	1,541
Fortescue Metals Group Ltd.	427,253	1,519
BlueScope Steel Ltd.	149,352	1,470
Incitec Pivot Ltd.	443,970	1,302
SEEK Ltd.	91,915	1,294
Alumina Ltd.	705,435	1,266
Qantas Airways Ltd.	237,276	1,120
Tatts Group Ltd.	345,635	1,105
Star Entertainment Grp Ltd.	247,491	1,091
Bank of Queensland Ltd.	104,952	1,074
Bendigo & Adelaide Bank Ltd.	123,045	1,073
CIMIC Group Ltd.	26,017	965

	1

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Coca-Cola Amatil Ltd.	152,009	949
ALS Ltd.	150,435	903
Orora Ltd.	337,865	881
Downer EDI Ltd.	159,095	854
Iluka Resources Ltd.	111,163	801
Crown Resorts Ltd.	89,788	798
Link Administration Holdings Ltd.	126,255	797
Tabcorp Holdings Ltd.	223,713	770
REA Group Ltd.	13,776	764
IOOF Holdings Ltd.	90,703	748
carsales.com Ltd.	70,323	738
Macquarie Atlas Roads Group	159,747	730
Ansell Ltd.	37,517	691
DuluxGroup Ltd.	121,559	687
Healthscope Ltd.	448,463	674
Adelaide Brighton Ltd.	139,832	666
AusNet Services	473,030	641
Domino's Pizza Enterprises Ltd.	17,875	639
Magellan Financial Group Ltd.	33,525	623
^ JB Hi-Fi Ltd.	35,287	619
nib holdings Ltd.	126,265	610
Qube Holdings Ltd.	298,725	589
Northern Star Resources Ltd.	147,535	587
* Whitehaven Coal Ltd.	203,455	582
* WorleyParsons Ltd.	49,326	531
Sims Metal Management Ltd.	51,767	525
BT Investment Management Ltd.	63,230	523
Charter Hall Group	117,330	522
Flight Centre Travel Group Ltd.	14,447	518
Metcash Ltd.	247,646	512
OZ Minerals Ltd.	79,925	494
Mineral Resources Ltd.	36,837	492
CSR Ltd.	135,035	491
G8 Education Ltd.	138,748	485
Investa Office Fund	140,876	484
^ Harvey Norman Holdings Ltd.	165,211	479
Fairfax Media Ltd.	566,098	477
Evolution Mining Ltd.	263,063	473
Regis Resources Ltd.	155,747	463
GrainCorp Ltd. Class A	69,791	455
Nufarm Ltd. Ordinary Shares	64,742	451
Perpetual Ltd.	11,643	433
^ Blackmores Ltd.	3,503	428
^ TPG Telecom Ltd.	102,672	425
^ Platinum Asset Management Ltd.	76,033	425
Primary Health Care Ltd.	161,995	425
Beach Energy Ltd.	564,598	422
Independence Group NL	131,036	403
IRESS Ltd.	43,139	389
Costa Group Holdings Ltd.	80,223	382
Corporate Travel Management Ltd.	20,243	373
Shopping Centres Australasia Property Group	199,952	360
Reliance Worldwide Corp. Ltd.	123,386	353
St. Barbara Ltd.	157,627	348
Navitas Ltd.	91,551	335
Vocus Group Ltd.	150,966	333
InvoCare Ltd.	24,361	317
BWP Trust	133,644	316
* NEXTDC Ltd.	76,651	303
Cromwell Property Group	395,933	303
* Saracen Mineral Holdings Ltd.	270,201	299
Webjet Ltd.	33,512	296
* Galaxy Resources Ltd.	111,184	294
2 MYOB Group Ltd.	101,102	291

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Bapcor Ltd.	69,451	290
	Cleanaway Waste Management Ltd.	251,594	290
	Viva Energy REIT	172,615	283
	ARB Corp. Ltd.	19,394	271
	Aveo Group	139,512	270
	Bega Cheese Ltd.	46,740	263
	Steadfast Group Ltd.	123,785	254
	Washington H Soul Pattinson & Co. Ltd.	19,852	254
	Altium Ltd.	27,510	253
	Breville Group Ltd.	27,898	249
	Eclipx Group Ltd.	79,787	248
	Premier Investments Ltd.	23,993	243
	Monadelphous Group Ltd.	18,471	240
	Southern Cross Media Group Ltd.	276,821	238
	Mantra Group Ltd.	79,163	237
	Technology One Ltd.	59,623	230
*	Pilbara Minerals Ltd.	363,234	225
	Charter Hall Retail REIT	70,558	219
	Folkestone Education Trust	102,041	219
	SpeedCast International Ltd.	68,230	218
	Sigma Healthcare Ltd.	353,007	204
*,^	Mayne Pharma Group Ltd.	376,918	198
	Seven Group Holdings Ltd.	19,431	198
	McMillan Shakespeare Ltd.	15,440	186
	Abacus Property Group	62,402	182
*	Lynas Corp. Ltd.	1,314,005	182
	Pact Group Holdings Ltd.	40,730	181
	GUD Holdings Ltd.	19,592	179
	Super Retail Group Ltd.	29,644	176
	Growthpoint Properties Australia Ltd.	68,415	174
	Sandfire Resources NL	38,621	170
	Aventus Retail Property Fund Ltd.	95,328	169
*	Bellamy's Australia Ltd.	18,315	169
	Charter Hall Long Wale REIT	51,456	164
	Estia Health Ltd.	60,540	161
	GDI Property Group	169,730	155
*	Orocobre Ltd.	41,367	154
	Ingenia Communities Group	74,082	151
	Automotive Holdings Group Ltd.	60,314	150
	IDP Education Ltd.	34,158	147
	Tassal Group Ltd.	45,415	146
*,^	Syrah Resources Ltd.	56,182	145
	WiseTech Global Ltd.	15,960	143
*,^	Aconex Ltd.	36,255	141
	Ardent Leisure Group	97,717	140
	National Storage REIT	123,531	140
	Nine Entertainment Co. Holdings Ltd.	118,560	136
*	Starpharma Holdings Ltd.	129,509	136
	Credit Corp. Group Ltd.	8,434	130
	GWA Group Ltd.	65,018	127
*	Nanosonics Ltd.	54,585	126
	Brickworks Ltd.	11,518	125
	SmartGroup Corp. Ltd.	16,682	124
	APN Outdoor Group Ltd.	34,532	124
	Ausdrill Ltd.	73,605	122
*	Australian Agricultural Co. Ltd.	106,617	120
	IPH Ltd.	26,274	118
	Arena REIT	68,505	117
	Centuria Industrial REIT	59,309	117
	BWX Ltd.	20,537	114
^	Blue Sky Alternative Investments Ltd.	10,502	113
	Myer Holdings Ltd.	192,568	113
	Western Areas Ltd.	52,834	113
	Gateway Lifestyle	74,362	112

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Rural Funds Group	66,378	112
	Retail Food Group Ltd.	33,135	112
	Inghams Group Ltd.	39,642	108
	Sirtex Medical Ltd.	9,804	103
*	Nufarm Ltd.	14,388	100
^	Japara Healthcare Ltd.	64,092	99
	Seven West Media Ltd.	191,420	99
	Collins Foods Ltd.	22,331	95
	Genworth Mortgage Insurance Australia Ltd.	43,533	95
*	Elders Ltd.	24,242	94
*	Gold Road Resources Ltd.	176,515	93
	Tox Free Solutions Ltd.	48,450	91
	Australian Pharmaceutical Industries Ltd.	78,311	90
*	Village Roadshow Ltd.	30,616	88
	MACA Ltd.	54,308	87
	SG Fleet Group Ltd.	27,592	86
*	Ainsworth Game Technology Ltd.	49,373	86
	oOh!media Ltd.	25,588	86
*	Senex Energy Ltd.	319,614	85
	Resolute Mining Ltd.	107,430	84
	FlexiGroup Ltd.	73,158	82
*	Westgold Resources Ltd.	57,371	82
	Regis Healthcare Ltd.	27,703	77
*	Highfield Resources Ltd.	94,587	76
*	Infigen Energy	134,985	76
	Hotel Property Investments	30,663	74
	Asaleo Care Ltd.	64,802	73
*,^	Mesoblast Ltd.	70,592	72
	HT&E Ltd.	47,055	63
^	Superloop Ltd.	31,917	61
	RCR Tomlinson Ltd.	18,116	60
^	Select Harvests Ltd.	16,297	59
	SeaLink Travel Group Ltd.	17,794	59
*,^	Perseus Mining Ltd.	207,674	51
	Greencross Ltd.	10,999	45
*	Liquefied Natural Gas Ltd.	123,849	45
	OFX Group Ltd.	39,620	42
^	RCG Corp. Ltd.	73,467	42
	WPP AUNZ Ltd.	58,559	41
*	CSG Ltd.	85,730	39
*,^	Karoon Gas Australia Ltd.	40,339	37
*	AWE Ltd.	93,461	37
*	Cardno Ltd.	35,086	36
	Cedar Woods Properties Ltd.	7,313	32
^	iSentia Group Ltd.	40,814	31
	Mount Gibson Iron Ltd.	105,993	31
*	Beadell Resources Ltd.	223,979	31
	Virtus Health Ltd.	7,125	30
	NZME Ltd.	47,055	30
	Vita Group Ltd.	27,685	27
	Reject Shop Ltd.	6,933	25
	ERM Power Ltd.	23,151	24
	Cabcharge Australia Ltd.	13,013	16
*,3	Quintis Ltd.	62,856	14
	Thorn Group Ltd.	17,486	11
*	Cash Converters International Ltd.	29,337	8
*,3	ACN 004 410 833 Ltd.	450,831	8
*	Billabong International Ltd.	14,358	7
*	MMA Offshore Ltd.	40,368	6
	Decmil Group Ltd.	5,745	6
*,3	Paladin Energy Ltd.	153,176	5
*,3	Ten Network Holdings Ltd.	27,323	3
*,3	DSHE Holdings Ltd.	14,824	—

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*,3	Jacana Minerals Ltd.	5,347	—
			314,869
Austria (0.1%)
	Erste Group Bank AG	79,905	3,430
	OMV AG	37,932	2,276
	voestalpine AG	32,496	1,787
*	Raiffeisen Bank International AG	35,021	1,218
	ANDRITZ AG	18,862	1,066
	Wienerberger AG	33,137	850
	BUWOG AG	28,624	825
	IMMOFINANZ AG	234,612	593
	CA Immobilien Anlagen AG	16,756	478
	Lenzing AG	3,334	451
	Oesterreichische Post AG	9,480	421
	RHI AG	7,981	354
	Telekom Austria AG Class A	35,662	334
	UNIQA Insurance Group AG	30,201	309
	S IMMO AG	16,526	291
	Mayr Melnhof Karton AG	1,666	242
	Vienna Insurance Group AG Wiener Versicherung Gruppe	7,914	232
*	Schoeller-Bleckmann Oilfield Equipment AG	2,289	214
	Strabag SE	5,036	210
	Verbund AG	8,641	210
	Flughafen Wien AG	3,428	138
	Kapsch TrafficCom AG	2,165	126
	EVN AG	7,792	123
	Palfinger AG	2,713	120
	Zumtobel Group AG	6,626	113
^	Porr AG	2,073	65
^	DO & CO AG	1,150	61
^	Semperit AG Holding	2,008	59
			16,596
Belgium (0.4%)
	Anheuser-Busch InBev SA/NV	206,315	25,299
	KBC Group NV	75,556	6,277
	Solvay SA Class A	18,533	2,753
	Ageas	51,402	2,493
	UCB SA	33,050	2,406
*	Umicore SA	48,542	2,169
	Groupe Bruxelles Lambert SA	19,231	2,066
	Proximus SADP	41,510	1,378
	Ackermans & van Haaren NV	5,950	1,019
*	Telenet Group Holding NV	14,476	1,001
	Colruyt SA	17,404	890
	bpost SA	27,562	777
	Ontex Group NV	21,845	768
	Cofinimmo SA	5,550	704
	Sofina SA	4,095	616
	KBC Ancora	9,536	569
	Elia System Operator SA/NV	8,714	506
	Melexis NV	4,369	438
	Aedifica SA	4,589	437
	Warehouses De Pauw CVA	4,042	437
	Bekaert SA	8,751	414
*	Tessenderlo Chemie NV (Voting Shares)	6,754	324
	Befimmo SA	5,202	323
	Gimv NV	5,013	302
	Kinepolis Group NV	3,966	268
	Euronav NV	31,591	262
	D'ieteren SA/NV	5,632	258
	EVS Broadcast Equipment SA	6,818	256
	Cie d'Entreprises CFE	1,711	250
*	AGFA-Gevaert NV	50,679	238
	Econocom Group SA/NV	30,696	236

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Barco NV	2,159	221
	Orange Belgium SA	9,214	213
*,^	Nyrstar (Voting Shares)	22,019	176
	Ion Beam Applications	5,029	154
	Van de Velde NV	2,344	130
^	Greenyard NV	3,834	91
	Wereldhave Belgium NV	674	72
			57,191
Brazil (0.8%)
	Itau Unibanco Holding SA Preference Shares	543,518	6,986
	Banco Bradesco SA ADR	570,616	6,031
	Vale SA Class B ADR	522,648	5,117
*	Petroleo Brasileiro SA Preference Shares	945,192	4,845
	Ambev SA ADR	745,048	4,716
	Itau Unibanco Holding SA ADR	311,375	3,989
	B3 SA - Brasil Bolsa Balcao	533,450	3,897
	Vale SA	355,652	3,490
	Itausa - Investimentos Itau SA Preference Shares	1,046,133	3,351
	Banco Bradesco SA Preference Shares	302,856	3,211
*	Petroleo Brasileiro SA	592,046	3,153
	Banco do Brasil SA	292,193	3,076
	Ambev SA	466,637	2,981
	Ultrapar Participacoes SA	116,448	2,780
	Kroton Educacional SA	412,136	2,266
*	BRF SA	155,224	2,100
	Cielo SA	304,288	2,082
	Lojas Renner SA	182,940	1,928
	Telefonica Brasil SA Preference Shares	110,964	1,713
	CCR SA	298,844	1,663
	Banco Bradesco SA	162,826	1,632
	BB Seguridade Participacoes SA	182,539	1,547
	Raia Drogasil SA	60,000	1,434
*	Petroleo Brasileiro SA ADR	116,878	1,245
*	Rumo SA	290,283	1,127
	WEG SA	161,422	1,050
	Hypermarcas SA	99,312	1,038
*	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	44,121	1,028
	Klabin SA	176,700	1,021
	Banco Santander Brasil SA	111,700	977
	Lojas Americanas SA Preference Shares	177,158	952
	Fibria Celulose SA	58,700	939
	Equatorial Energia SA	50,200	936
	CPFL Energia SA	104,329	877
	BR Malls Participacoes SA	222,618	863
	Cia de Saneamento Basico do Estado de Sao Paulo	89,900	819
*	Braskem SA Preference Shares	50,280	805
	Suzano Papel e Celulose SA Preference Shares Class A	120,734	750
	Localiza Rent a Car SA	41,045	726
	Qualicorp SA	58,800	629
	Estacio Participacoes SA	68,500	614
	Gerdau SA Preference Shares	183,400	614
	Centrais Eletricas Brasileiras SA Preference Shares	76,500	593
	Embraer SA ADR	29,863	572
	Multiplan Empreendimentos Imobiliarios SA	24,007	525
	TIM Participacoes SA	140,600	521
	JBS SA	217,898	502
	Cia Energetica de Minas Gerais Preference Shares	211,600	500
	Bradespar SA Preference Shares	67,900	498
	Lojas Americanas SA	110,729	484
	Engie Brasil Energia SA	43,100	472
	Natura Cosmeticos SA	49,500	469
	Cosan SA Industria e Comercio	40,800	466
*	Centrais Eletricas Brasileiras SA	64,400	434
*	Petroleo Brasileiro SA ADR Type A	40,650	417

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Fleury SA	46,600	411
CVC Brasil Operadora e Agencia de Viagens SA	31,000	409
Magazine Luiza SA	19,900	388
* Atacadao Distribuicao Comercio e Industria Ltda	78,571	386
* Banco BTG Pactual SA	56,492	380
M Dias Branco SA	25,200	371
TOTVS SA	36,100	360
Odontoprev SA	71,900	346
Cia Hering	38,400	343
Sul America SA	62,246	341
Embraer SA	69,300	332
* Smiles Fidelidade SA	12,600	329
Transmissora Alianca de Energia Eletrica SA	50,927	319
Cyrela Brazil Realty SA Empreendimentos e Participacoes	76,598	300
MRV Engenharia e Participacoes SA	75,200	291
EDP - Energias do Brasil SA	65,567	289
Gerdau SA ADR	82,126	272
Cia de Saneamento do Parana Preference Shares	79,300	263
* B2W Cia Digital	38,962	253
Iochpe Maxion SA	36,924	253
Porto Seguro SA	22,872	250
Iguatemi Empresa de Shopping Centers SA	21,200	249
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	92,471	249
TIM Participacoes SA ADR	13,500	249
Cia de Saneamento de Minas Gerais-COPASA	20,489	247
* Via Varejo SA	33,500	231
* Cia Siderurgica Nacional SA ADR	89,670	227
* Cia Siderurgica Nacional SA	86,800	224
Arezzo Industria e Comercio SA	14,200	219
* Metalurgica Gerdau SA Preference Shares Class A	140,100	219
Banco do Estado do Rio Grande do Sul SA Preference Shares	46,698	218
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	10,477	213
Cia Energetica de Minas Gerais Class A	95,422	213
EcoRodovias Infraestrutura e Logistica SA	56,200	210
Sao Martinho SA	35,700	201
Multiplus SA	16,200	188
Cia Energetica de Sao Paulo Preference Shares	46,585	185
Linx SA	29,400	185
AES Tiete Energia SA	46,361	184
* Aliansce Shopping Centers SA	34,069	183
Duratex SA	60,585	177
* Light SA	29,973	167
* Gol Linhas Aereas Inteligentes SA Preference Shares	37,300	158
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	34,808	157
Alpargatas SA Preference Shares	28,989	153
* Marfrig Global Foods SA	77,700	153
Randon Participacoes SA Preference Shares	71,064	151
Ez Tec Empreendimentos e Participacoes SA	21,859	144
BR Properties SA	44,276	141
Marcopolo SA Preference Shares	114,295	139
QGEP Participacoes SA	52,800	136
Wiz Solucoes e Corretagem de Seguros SA	27,200	136
Cia Paranaense de Energia Preference Shares	17,400	133
Grendene SA	15,600	131
GAEC Educacao SA	17,164	128
Tupy SA	23,300	124
Minerva SA	34,300	121
* Instituto Hermes Pardini SA	12,400	117
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	7,516	116
* Movida Participacoes SA	43,300	109
Alupar Investimento SA	18,958	105
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	18,538	104
Guararapes Confeccoes SA	2,000	96
SLC Agricola SA	13,300	89

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Direcional Engenharia SA	49,300	88
* Prumo Logistica SA	23,400	80
Mahle-Metal Leve SA	12,100	79
2 Ser Educacional SA Ordinary Shares	8,400	79
* Marisa Lojas SA	30,150	72
Cia Paranaense de Energia	10,000	66
* Even Construtora e Incorporadora SA	37,100	61
Magnesita Refratarios SA	3,660	51
* Construtora Tenda SA	9,686	51
Sonae Sierra Brasil SA	5,800	50
* Alliar Medicos A Frente SA	9,600	48
Cia Energetica do Ceara Preference Shares	2,819	45
Cia Energetica de Minas Gerais ADR	19,000	45
* Gafisa SA	9,686	44
* Santos Brasil Participacoes SA	35,000	37
* JSL SA	9,200	26
* Ser Educacional SA	947	9
* Cia Energetica de Minas Gerais Rights Preference Shares	21,066	7
* Cia Energetica de Minas Gerais Rights	15,160	4
* PPLA Participations Ltd.	7,899	4
* Iochpe Maxion SA Warrants Exp. 4/01/2019	672	—
		112,562
Canada (3.1%)
Royal Bank of Canada	393,757	30,787
Toronto-Dominion Bank	502,897	28,589
Bank of Nova Scotia	326,321	21,065
Enbridge Inc.	444,875	17,097
Canadian National Railway Co.	203,167	16,348
Suncor Energy Inc.	454,932	15,445
Bank of Montreal	173,645	13,302
Canadian Natural Resources Ltd.	323,792	11,299
TransCanada Corp.	236,638	11,235
Manulife Financial Corp.	536,977	10,797
Canadian Imperial Bank of Commerce	112,633	9,914
Brookfield Asset Management Inc. Class A	230,497	9,669
Canadian Pacific Railway Ltd.	40,202	6,970
Sun Life Financial Inc.	167,852	6,538
Magna International Inc.	98,899	5,395
Alimentation Couche-Tard Inc. Class B	112,504	5,275
Rogers Communications Inc. Class B	98,894	5,131
Barrick Gold Corp.	321,803	4,650
Pembina Pipeline Corp.	140,405	4,642
National Bank of Canada	95,222	4,621
Potash Corp. of Saskatchewan Inc.	232,110	4,518
Fortis Inc.	116,249	4,281
Agrium Inc.	38,271	4,166
Restaurant Brands International Inc.	63,180	4,082
Franco-Nevada Corp.	50,267	3,995
Fairfax Financial Holdings Ltd.	7,447	3,922
* CGI Group Inc. Class A	73,572	3,909
BCE Inc.	82,261	3,798
Waste Connections Inc.	53,508	3,781
Thomson Reuters Corp.	78,579	3,674
Cenovus Energy Inc.	338,266	3,283
Dollarama Inc.	29,313	3,263
Constellation Software Inc.	5,566	3,167
Goldcorp Inc.	239,384	3,127
Encana Corp.	267,025	3,123
Loblaw Cos. Ltd.	56,869	2,935
Agnico Eagle Mines Ltd.	64,057	2,860
Intact Financial Corp.	34,900	2,853
Power Corp. of Canada	102,990	2,641
Shaw Communications Inc. Class B	115,020	2,627
Teck Resources Ltd. Class B	125,744	2,569

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Wheaton Precious Metals Corp.	119,492	2,480
Open Text Corp.	69,900	2,444
Imperial Oil Ltd.	69,090	2,240
Canadian Tire Corp. Ltd. Class A	17,942	2,202
Saputo Inc.	59,100	2,134
SNC-Lavalin Group Inc.	46,900	2,113
Great-West Lifeco Inc.	74,000	2,059
Onex Corp.	27,000	2,052
First Quantum Minerals Ltd.	181,923	2,035
Inter Pipeline Ltd.	98,600	2,005
Metro Inc.	60,850	1,915
TELUS Corp.	52,800	1,912
CCL Industries Inc. Class B	38,500	1,856
Power Financial Corp.	65,560	1,835
Gildan Activewear Inc.	59,100	1,809
RioCan REIT	86,800	1,646
* BlackBerry Ltd.	146,872	1,608
^ PrairieSky Royalty Ltd.	56,782	1,511
CI Financial Corp.	66,800	1,485
^ Keyera Corp.	49,496	1,457
2 Hydro One Ltd.	79,816	1,411
Crescent Point Energy Corp.	160,900	1,323
* Kinross Gold Corp.	331,249	1,310
Industrial Alliance Insurance & Financial Services Inc.	28,700	1,301
Lundin Mining Corp.	167,484	1,277
CAE Inc.	72,000	1,276
H&R REIT	76,703	1,274
West Fraser Timber Co. Ltd.	20,100	1,223
* Tourmaline Oil Corp.	66,782	1,222
WSP Global Inc.	27,103	1,215
* Seven Generations Energy Ltd. Class A	80,131	1,210
Methanex Corp.	24,100	1,174
ARC Resources Ltd.	94,000	1,146
* Valeant Pharmaceuticals International Inc.	94,408	1,103
Finning International Inc.	44,900	1,095
Algonquin Power & Utilities Corp.	100,485	1,076
* Husky Energy Inc.	81,899	1,061
George Weston Ltd.	12,300	1,033
AltaGas Ltd.	44,273	1,009
^ Canadian Apartment Properties REIT	36,100	953
Canadian Utilities Ltd. Class A	31,376	948
Vermilion Energy Inc.	27,300	932
TMX Group Ltd.	16,764	916
Toromont Industries Ltd.	20,200	890
Stantec Inc.	30,200	863
Cameco Corp.	104,336	848
Ritchie Bros Auctioneers Inc.	30,200	847
* Bombardier Inc. Class B	396,628	839
Element Fleet Management Corp.	107,300	827
* Turquoise Hill Resources Ltd.	265,009	809
Empire Co. Ltd.	46,429	804
Linamar Corp.	13,000	789
Quebecor Inc. Class B	20,800	785
IGM Financial Inc.	22,100	779
Yamana Gold Inc.	291,940	758
Allied Properties REIT	22,692	727
Atco Ltd.	20,000	725
* Stars Group Inc.	35,875	722
* IAMGOLD Corp.	131,494	722
Canadian REIT	19,500	704
^ Parkland Fuel Corp.	34,640	703
New Flyer Industries Inc.	16,500	700
SmartCentres REIT	31,000	696
^ Enbridge Income Fund Holdings Inc.	29,800	695

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Pan American Silver Corp.	42,224	690
	Enerplus Corp.	72,770	667
	Northland Power Inc.	34,152	653
*	B2Gold Corp.	254,693	648
	Whitecap Resources Inc.	89,059	639
	First Capital Realty Inc.	39,600	628
*	Maxar Technologies Ltd.	9,900	626
	Canadian Western Bank	21,600	608
	Maple Leaf Foods Inc.	23,000	597
^	Peyto Exploration & Development Corp.	42,800	584
	TFI International Inc.	24,030	580
	Chartwell Retirement Residences	48,500	577
	Kirkland Lake Gold Ltd.	48,800	572
*	Ivanhoe Mines Ltd.	156,200	565
	Premium Brands Holdings Corp.	6,900	558
	Alamos Gold Inc. Class A	86,500	548
	Colliers International Group Inc.	9,276	544
*	Detour Gold Corp.	50,400	537
	Emera Inc.	14,200	535
	FirstService Corp.	7,621	531
	Cominar REIT	49,040	526
	Osisko Gold Royalties Ltd.	41,447	522
	TransAlta Corp.	86,660	513
*	New Gold Inc.	151,653	502
	Cott Corp.	33,036	495
	Hudbay Minerals Inc.	65,765	489
*	Parex Resources Inc.	35,843	477
	Canadian Imperial Bank of Commerce (New York Shares)	5,342	470
^	Cineplex Inc.	15,500	469
	Gibson Energy Inc.	33,958	462
	Capital Power Corp.	24,317	460
	Granite REIT	11,300	437
*	Centerra Gold Inc.	64,052	435
	ShawCor Ltd.	19,700	427
*	Pretium Resources Inc.	37,529	422
	Norbord Inc.	11,672	421
	Tahoe Resources Inc.	87,681	421
	Laurentian Bank of Canada	9,015	419
	Enercare Inc.	26,500	413
	OceanaGold Corp.	152,408	409
	Stella-Jones Inc.	10,300	402
*	Air Canada Class B	20,300	402
	Jean Coutu Group PJC Inc. Class A	20,500	389
	Pason Systems Inc.	26,654	387
	Artis REIT	35,500	383
	Russel Metals Inc.	16,400	367
	Dream Office REIT	20,828	353
*	IMAX Corp.	14,500	352
	Mullen Group Ltd.	26,731	351
	Superior Plus Corp.	34,753	350
	CES Energy Solutions Corp.	64,600	348
	TransAlta Renewables Inc.	31,300	337
*	Great Canadian Gaming Corp.	14,200	337
	Transcontinental Inc. Class A	15,200	337
*,^	MEG Energy Corp.	74,719	332
*	Paramount Resources Ltd. Class A	19,353	331
*	Canfor Corp.	16,500	328
^	Genworth MI Canada Inc.	10,500	326
^	Boardwalk REIT	10,400	321
*	Kinaxis Inc.	6,377	318
*	Raging River Exploration Inc.	53,900	318
	North West Co. Inc.	12,900	315
	Eldorado Gold Corp.	250,505	315
*	Bombardier Inc. Class A	142,220	303

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	NovaGold Resources Inc.	73,600	300
*	Maxar Technologies Ltd. (New York Shares)	4,620	292
*	Endeavour Mining Corp.	16,300	290
	Winpak Ltd.	7,500	290
*	Torex Gold Resources Inc.	20,858	288
	Martinrea International Inc.	29,300	287
*	SSR Mining Inc.	29,594	284
*	First Majestic Silver Corp.	41,900	282
*	SEMAFO Inc.	112,000	281
*	Celestica Inc.	27,401	275
*	ATS Automation Tooling Systems Inc.	23,300	268
	Secure Energy Services Inc.	40,536	264
	ECN Capital Corp.	79,300	260
*	NuVista Energy Ltd.	41,573	258
	Northview Apartment REIT	14,063	254
	Bank of Montreal (New York Shares)	3,309	254
	Enerflex Ltd.	18,505	252
	Westshore Terminals Investment Corp.	12,900	246
	Innergex Renewable Energy Inc.	22,500	246
*	Advantage Oil & Gas Ltd.	44,700	237
	Corus Entertainment Inc. Class B	23,929	222
^	Hudson's Bay Co.	24,400	213
	Cogeco Communications Inc.	2,800	201
*	Sierra Wireless Inc.	8,900	199
	Just Energy Group Inc.	34,800	194
*	Precision Drilling Corp.	63,900	192
	Aecon Group Inc.	12,700	191
	Birchcliff Energy Ltd.	45,120	184
	Enghouse Systems Ltd.	4,200	178
	TORC Oil & Gas Ltd.	32,814	173
*,^	ProMetic Life Sciences Inc.	161,500	172
*	Kelt Exploration Ltd.	31,251	171
	Cascades Inc.	13,600	164
^	Home Capital Group Inc. Class B	15,000	162
	Dorel Industries Inc. Class B	6,200	162
	Nevsun Resources Ltd.	60,900	144
	Extendicare Inc.	19,100	139
	Ensign Energy Services Inc.	26,400	136
*,^	Baytex Energy Corp.	46,309	127
*	Crew Energy Inc.	36,800	125
*	Gran Tierra Energy Inc. (Toronto Shares)	54,634	119
*	Obsidian Energy Ltd.	105,500	112
*	Alacer Gold Corp.	70,700	110
	Morguard REIT	9,540	105
^	First National Financial Corp.	4,600	102
*	Athabasca Oil Corp.	90,600	81
*	China Gold International Resources Corp. Ltd.	46,000	71
*	Gran Tierra Energy Inc.	22,700	49
	Sprott Inc.	18,900	31
*	Trisura Group Ltd.	1,297	29
*	Osisko Gold Royalties Warrants Expire 2/26/2019	620	1
*	Pengrowth Energy Corp.	200	—
			431,906
Chile (0.1%)
	Empresas COPEC SA	113,027	1,742
	SACI Falabella	144,467	1,380
	Latam Airlines Group SA	92,681	1,278
	Cencosud SA	356,418	1,067
	Banco de Chile	6,875,211	1,055
	Empresas CMPC SA	314,713	1,003
	Enel Americas SA	4,147,031	892
	Sociedad Quimica y Minera de Chile SA ADR	13,980	835
	Enel Americas SA ADR	76,127	807
	Banco de Credito e Inversiones	11,333	762

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Banco Santander Chile	9,248,720	727
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	10,958	655
Banco Santander Chile ADR	18,759	587
Cia Cervecerias Unidas SA	39,116	564
Enel Generacion Chile SA ADR	19,169	496
Empresa Nacional de Telecomunicaciones SA	39,628	461
Aguas Andinas SA Class A	693,062	452
Colbun SA	1,909,817	451
Itau CorpBanca	44,533,717	415
Parque Arauco SA	141,960	407
Enel Chile SA	2,979,486	347
Embotelladora Andina SA Preference Shares	60,078	308
AES Gener SA	823,686	284
CAP SA	25,734	280
Engie Energia Chile SA	127,686	272
Enel Generacion Chile SA	311,457	272
Ripley Corp. SA	238,372	250
Vina Concha y Toro SA	121,838	215
SONDA SA	103,961	202
* Cia Sud Americana de Vapores SA	3,186,583	185
Inversiones Aguas Metropolitanas SA	94,249	171
Inversiones La Construccion SA	9,475	161
Forus SA	34,712	151
* SMU SA	233,212	62
		19,196
China (2.6%)
Tencent Holdings Ltd.	1,451,856	65,254
China Construction Bank Corp.	24,434,206	21,837
Industrial & Commercial Bank of China Ltd.	21,340,245	16,980
China Mobile Ltd.	1,455,861	14,644
* Alibaba Group Holding Ltd. ADR	73,493	13,588
Ping An Insurance Group Co. of China Ltd.	1,365,820	12,003
Bank of China Ltd.	20,969,800	10,480
China Life Insurance Co. Ltd.	2,054,000	6,810
CNOOC Ltd.	4,478,311	6,115
China Petroleum & Chemical Corp.	7,192,465	5,282
* Baidu Inc. ADR	18,744	4,572
Geely Automobile Holdings Ltd.	1,320,000	4,093
China Merchants Bank Co. Ltd.	1,048,378	4,003
PetroChina Co. Ltd.	6,018,000	3,934
China Pacific Insurance Group Co. Ltd.	721,400	3,562
China Overseas Land & Investment Ltd.	1,090,480	3,541
Agricultural Bank of China Ltd.	7,194,500	3,389
* China Evergrande Group	797,000	3,074
Sunac China Holdings Ltd.	531,400	2,707
Sunny Optical Technology Group Co. Ltd.	178,000	2,611
PICC Property & Casualty Co. Ltd.	1,250,887	2,482
Country Garden Holdings Co. Ltd.	1,433,230	2,272
China Shenhua Energy Co. Ltd.	927,000	2,218
China Resources Land Ltd.	715,909	2,137
* China Unicom Hong Kong Ltd.	1,457,574	2,068
CSPC Pharmaceutical Group Ltd.	1,118,000	1,945
China Telecom Corp. Ltd.	3,848,034	1,930
CITIC Ltd.	1,313,000	1,923
Hengan International Group Co. Ltd.	192,230	1,896
* JD.com Inc. ADR	50,300	1,887
Brilliance China Automotive Holdings Ltd.	734,000	1,860
* SINA Corp.	16,391	1,764
^ BYD Co. Ltd.	182,960	1,600
Bank of Communications Co. Ltd.	2,095,058	1,582
Guangzhou Automobile Group Co. Ltd.	633,857	1,576
ANTA Sports Products Ltd.	341,000	1,525
Fosun International Ltd.	611,964	1,518
Sino Biopharmaceutical Ltd.	1,282,000	1,499

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	China CITIC Bank Corp. Ltd.	2,293,525	1,478
	Haitong Securities Co. Ltd.	912,739	1,445
	China Communications Construction Co. Ltd.	1,165,875	1,416
	ENN Energy Holdings Ltd.	192,518	1,413
	China Minsheng Banking Corp. Ltd.	1,436,760	1,392
	Shenzhou International Group Holdings Ltd.	160,291	1,370
*	Brighthouse Financial Inc.	21,969	1,366
	China Vanke Co. Ltd.	382,089	1,360
	Anhui Conch Cement Co. Ltd.	317,000	1,358
	CITIC Securities Co. Ltd.	610,500	1,356
	NetEase Inc. ADR	4,800	1,353
	New China Life Insurance Co. Ltd.	211,101	1,322
	China Taiping Insurance Holdings Co. Ltd.	389,259	1,284
	China Gas Holdings Ltd.	418,000	1,271
	Sinopharm Group Co. Ltd.	274,800	1,230
	China Resources Beer Holdings Co. Ltd.	422,681	1,220
2	Huatai Securities Co. Ltd.	525,164	1,134
	Future Land Holdings Co. Ltd. Class A	365,318	1,127
	Guangdong Investment Ltd.	772,000	1,118
*	Ctrip.com International Ltd. ADR	22,900	1,097
	Dongfeng Motor Group Co. Ltd.	782,000	1,073
	Lenovo Group Ltd.	1,842,000	1,068
	CRRC Corp. Ltd.	1,075,800	1,061
	China Railway Group Ltd.	1,303,000	1,047
	Great Wall Motor Co. Ltd.	825,058	1,041
	Kingboard Chemical Holdings Ltd.	173,000	1,027
	Longfor Properties Co. Ltd.	434,500	1,015
2	People's Insurance Co. Group of China Ltd.	2,129,000	1,013
	China Merchants Port Holdings Co. Ltd.	312,000	976
	China Resources Power Holdings Co. Ltd.	503,400	968
	China Cinda Asset Management Co. Ltd.	2,489,000	967
2	China Galaxy Securities Co. Ltd.	1,100,500	960
2	Postal Savings Bank of China Co. Ltd.	1,567,000	946
	China Everbright International Ltd.	656,000	926
^	Fullshare Holdings Ltd.	2,160,000	924
	China Conch Venture Holdings Ltd.	434,998	887
	GF Securities Co. Ltd.	414,000	883
2	CGN Power Co. Ltd.	2,986,832	877
	China Resources Gas Group Ltd.	234,000	857
	Beijing Enterprises Water Group Ltd.	1,016,000	854
*	Aluminum Corp. of China Ltd.	1,057,331	849
	China State Construction International Holdings Ltd.	593,750	834
	Haier Electronics Group Co. Ltd.	311,000	820
	Beijing Enterprises Holdings Ltd.	137,500	817
	TravelSky Technology Ltd.	307,000	796
*	Zhuzhou CRRC Times Electric Co. Ltd.	127,909	749
2	China Huarong Asset Management Co. Ltd.	1,577,000	742
	New Oriental Education & Technology Group Inc. ADR	8,900	741
	Nine Dragons Paper Holdings Ltd.	402,000	739
*	ZTE Corp.	209,014	726
	Huaneng Power International Inc.	1,072,000	717
2	Fuyao Glass Industry Group Co. Ltd.	179,600	685
^	China Molybdenum Co. Ltd.	1,050,000	683
	Shimao Property Holdings Ltd.	321,000	673
	China Jinmao Holdings Group Ltd.	1,476,000	663
	China Longyuan Power Group Corp. Ltd.	894,000	663
	Beijing Capital International Airport Co. Ltd.	402,000	660
	Weichai Power Co. Ltd.	520,400	648
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	127,489	637
	China Medical System Holdings Ltd.	344,000	636
^	China National Building Material Co. Ltd.	752,000	635
*,^	GCL-Poly Energy Holdings Ltd.	3,669,800	631
	Kunlun Energy Co. Ltd.	680,000	631
	Guangzhou R&F Properties Co. Ltd.	289,800	618

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Yanzhou Coal Mining Co. Ltd.	616,000	615
	Shenzhen Investment Ltd.	1,317,953	588
	China Railway Construction Corp. Ltd.	466,626	586
	BYD Electronic International Co. Ltd.	215,500	584
	CIFI Holdings Group Co. Ltd.	1,038,000	579
	COSCO SHIPPING Ports Ltd.	496,000	575
	China Everbright Ltd.	240,000	569
	Far East Horizon Ltd.	562,000	558
	Sinopec Shanghai Petrochemical Co. Ltd.	936,000	558
*,2	Meitu Inc.	362,500	536
	Zijin Mining Group Co. Ltd.	1,537,301	532
	Sino-Ocean Group Holding Ltd.	797,500	521
	TAL Education Group ADR	18,800	517
	Air China Ltd.	540,000	515
	Kingsoft Corp. Ltd.	201,000	508
	Agile Group Holdings Ltd.	345,500	504
	Jiangsu Expressway Co. Ltd.	328,000	503
*	Alibaba Pictures Group Ltd.	3,030,000	494
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	317,009	492
	Lee & Man Paper Manufacturing Ltd.	397,000	485
*	Landing International Development Ltd.	17,485,000	485
	Shanghai Pharmaceuticals Holding Co. Ltd.	187,200	484
	China Oilfield Services Ltd.	542,000	481
*	Li Ning Co. Ltd.	548,249	479
	Jiangxi Copper Co. Ltd.	299,000	477
	Chongqing Rural Commercial Bank Co. Ltd.	697,000	474
	Zhejiang Expressway Co. Ltd.	370,000	458
	Kingboard Laminates Holdings Ltd.	265,358	446
*,^	Alibaba Health Information Technology Ltd.	822,000	441
*	China First Capital Group Ltd.	900,000	437
	Shenzhen International Holdings Ltd.	226,000	432
2	Dali Foods Group Co. Ltd.	549,500	426
	Huaneng Renewables Corp. Ltd.	1,228,000	422
	Haitian International Holdings Ltd.	141,000	422
	China Communications Services Corp. Ltd.	678,000	411
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	282,994	411
*,^,2	3SBio Inc.	228,000	408
	Sihuan Pharmaceutical Holdings Group Ltd.	1,108,000	401
^	Zhongsheng Group Holdings Ltd.	193,500	398
	China Reinsurance Group Corp.	1,782,000	396
*	58.com Inc. ADR	5,800	390
2	China International Capital Corp. Ltd.	184,800	381
	AviChina Industry & Technology Co. Ltd.	656,000	381
	China Southern Airlines Co. Ltd.	508,000	376
*	COSCO SHIPPING Holdings Co. Ltd.	680,000	373
	Inner Mongolia Yitai Coal Co. Ltd. Class B	275,904	371
2	BAIC Motor Corp. Ltd.	316,400	371
	Tsingtao Brewery Co. Ltd.	88,322	370
	Skyworth Digital Holdings Ltd.	776,000	357
	Shanghai Industrial Holdings Ltd.	114,000	350
	Fufeng Group Ltd.	481,000	347
	China Everbright Bank Co. Ltd.	729,000	344
*	Poly Property Group Co. Ltd.	705,000	342
*,2	China Merchants Securities Co. Ltd.	204,200	340
^	GOME Retail Holdings Ltd.	2,652,720	340
2	China Railway Signal & Communication Corp. Ltd.	428,500	337
	China Traditional Chinese Medicine Holdings Co. Ltd.	584,000	335
2	Sinopec Engineering Group Co. Ltd.	389,635	334
	KWG Property Holding Ltd.	334,000	332
*	ZTO Express Cayman Inc. ADR	19,800	317
	Yuexiu Property Co. Ltd.	1,629,207	316
*	Shanghai Electric Group Co. Ltd.	690,000	313
*	Kaisa Group Holdings Ltd.	486,000	311
	China National Materials Co. Ltd.	446,000	308

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Luye Pharma Group Ltd.	458,000	305
	Chongqing Changan Automobile Co. Ltd. Class B	225,962	296
	BBMG Corp.	585,000	292
*,^	Health and Happiness H&H International Holdings Ltd.	55,000	287
	Shandong Weigao Group Medical Polymer Co. Ltd.	400,000	287
	Sinotruk Hong Kong Ltd.	215,500	287
^	Angang Steel Co. Ltd.	326,000	286
	Logan Property Holdings Co. Ltd.	306,000	283
	Greentown China Holdings Ltd.	226,879	283
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	80,000	281
	China Resources Cement Holdings Ltd.	412,000	278
	SOHO China Ltd.	464,500	269
	China Coal Energy Co. Ltd.	581,000	266
*	Datang International Power Generation Co. Ltd.	788,000	266
^	Chinasoft International Ltd.	454,000	265
*,2	Zhou Hei Ya International Holdings Co. Ltd.	274,000	264
	China ZhengTong Auto Services Holdings Ltd.	248,500	262
^	China Zhongwang Holdings Ltd.	442,800	261
*	Coupa Software Inc.	7,500	261
	Metallurgical Corp. of China Ltd.	786,000	260
*	Weibo Corp. ADR	2,762	256
	Lonking Holdings Ltd.	563,000	253
*,^	Kingdee International Software Group Co. Ltd.	470,000	252
	NetDragon Websoft Holdings Ltd.	76,000	251
	China International Marine Containers Group Co. Ltd.	125,500	250
2	Legend Holdings Corp.	95,000	250
	China Power International Development Ltd.	761,000	242
^	Tongda Group Holdings Ltd.	850,293	241
	Bank of Chongqing Co. Ltd.	295,500	240
	Shandong Chenming Paper Holdings Ltd.	127,500	232
2	CSC Financial Co. Ltd.	241,000	221
	Wuxi Little Swan Co. Ltd. Class B	40,175	216
	Tianneng Power International Ltd.	224,000	216
	China Water Affairs Group Ltd.	296,000	216
*	China Lodging Group Ltd. ADR	1,600	214
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	202,500	214
*	Autohome Inc. ADR	3,700	213
	China Agri-Industries Holdings Ltd.	431,800	211
*	Q Technology Group Co. Ltd.	92,000	206
	Guangshen Railway Co. Ltd.	336,000	196
^	Zhaojin Mining Industry Co. Ltd.	234,000	192
*	Momo Inc. ADR	6,300	192
2	Fu Shou Yuan International Group Ltd.	272,000	191
2	Orient Securities Co. Ltd.	186,000	190
*,^	Yashili International Holdings Ltd.	842,000	189
	Tong Ren Tang Technologies Co. Ltd.	134,000	188
	BOE Technology Group Co. Ltd. Class B	288,800	188
2	Qingdao Port International Co. Ltd.	266,000	188
2	Red Star Macalline Group Corp. Ltd.	156,796	188
	Sinotrans Ltd.	382,000	184
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	76,815	183
	Dazhong Transportation Group Co. Ltd. Class B	264,350	183
*	Hi Sun Technology China Ltd.	792,000	182
*,^	Digital China Holdings Ltd.	297,499	180
*	Vipshop Holdings Ltd. ADR	22,700	179
*,^	COSCO SHIPPING Development Co. Ltd.	793,000	178
	China Eastern Airlines Corp. Ltd.	350,000	178
	Golden Eagle Retail Group Ltd.	142,000	172
*	Maanshan Iron & Steel Co. Ltd.	366,000	172
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	46,000	171
	Powerlong Real Estate Holdings Ltd.	356,000	169
	Future Land Development Holdings Ltd.	348,000	168
	China BlueChemical Ltd.	556,000	166
*,^	Lifetech Scientific Corp.	667,998	165

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	China Suntien Green Energy Corp. Ltd.	581,000	165
*,^	CAR Inc.	183,117	163
*,^	FDG Electric Vehicles Ltd.	3,675,000	160
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	120,090	158
	China Maple Leaf Educational Systems Ltd.	144,000	156
	Lao Feng Xiang Co. Ltd. Class B	41,600	156
*,^,3	China Shanshui Cement Group Ltd.	267,000	151
	COSCO SHIPPING Energy Transportation Co. Ltd.	256,000	150
	Hopson Development Holdings Ltd.	144,000	147
	SSY Group Ltd.	298,336	142
	Shanghai Haixin Group Co. Class B	210,800	141
	Huadian Fuxin Energy Corp. Ltd.	538,000	140
^	Xinjiang Goldwind Science & Technology Co. Ltd.	110,499	140
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	137,570	139
	Minmetals Land Ltd.	932,000	139
	Greentown Service Group Co. Ltd.	208,000	138
	Greatview Aseptic Packaging Co. Ltd.	219,000	137
2	Hua Hong Semiconductor Ltd.	78,000	136
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	278,180	135
	Anhui Gujing Distillery Co. Ltd. Class B	23,900	135
	China South City Holdings Ltd.	480,000	134
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	372,000	134
	Yuzhou Properties Co. Ltd.	268,122	132
	Greenland Hong Kong Holdings Ltd.	275,000	132
	Sinopec Kantons Holdings Ltd.	202,000	131
	China Dongxiang Group Co. Ltd.	701,000	130
	Livzon Pharmaceutical Group Inc.	19,097	130
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	103,000	129
*	CIMC Enric Holdings Ltd.	184,000	125
*	SMI Holdings Group Ltd.	242,400	124
*	Tibet Water Resources Ltd.	300,000	124
	China Oil & Gas Group Ltd.	1,812,000	123
	Shandong Chenming Paper Holdings Ltd. Class B	67,400	123
	China Machinery Engineering Corp.	200,000	123
	Shenzhen Expressway Co. Ltd.	118,000	121
	Concord New Energy Group Ltd.	2,440,000	119
2	Redco Properties Group Ltd.	238,000	118
	Central China Securities Co. Ltd.	256,988	118
*	Sinofert Holdings Ltd.	668,000	118
*	China Water Industry Group Ltd.	544,000	118
	China Lesso Group Holdings Ltd.	175,000	117
*,2	Haichang Ocean Park Holdings Ltd.	484,000	116
*,2	Ozner Water International Holding Ltd.	366,000	116
	Beijing Jingneng Clean Energy Co. Ltd.	414,000	116
	Huadian Power International Corp. Ltd.	266,000	111
	Texhong Textile Group Ltd.	79,500	110
	Xinhua Winshare Publishing and Media Co. Ltd.	126,000	109
	China National Accord Medicines Corp. Ltd. Class B	20,760	109
*	North Mining Shares Co. Ltd.	5,110,000	105
	Guangdong Electric Power Development Co. Ltd. Class B	239,743	105
	Xingda International Holdings Ltd.	269,000	103
*	Capital Environment Holdings Ltd.	2,152,000	101
	China SCE Property Holdings Ltd.	222,000	100
*	C C Land Holdings Ltd.	453,000	99
	China Foods Ltd.	156,000	99
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	47,573	98
	China Overseas Grand Oceans Group Ltd.	165,000	97
	Huangshan Tourism Development Co. Ltd. Class B	63,626	95
	Anhui Expressway Co. Ltd.	116,000	93
	Jiangling Motors Corp. Ltd. Class B	48,400	93
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	54,000	92
	CSG Holding Co. Ltd. Class B	148,471	92
	Shandong Airlines Co. Ltd. Class B	49,300	92
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	34,833	90

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*,^	Huayi Tencent Entertainment Co. Ltd.	1,480,000	90
*	Hangzhou Steam Turbine Co. Ltd. Class B	87,657	90
*,3	Hybrid Kinetic Group Ltd.	3,574,000	89
	Shanghai Jinjiang International Travel Co. Ltd. Class B	28,772	87
*	West China Cement Ltd.	530,000	84
	Yuexiu Transport Infrastructure Ltd.	114,000	84
	Launch Tech Co. Ltd.	73,500	83
	Beijing Capital Land Ltd.	152,000	82
	Weifu High-Technology Group Co. Ltd. Class B	34,600	81
	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	968,000	81
*	Carnival Group International Holdings Ltd.	1,588,114	80
	China High Speed Transmission Equipment Group Co. Ltd.	73,000	80
	Sinotrans Shipping Ltd.	278,000	79
	Vinda International Holdings Ltd.	38,599	78
	Dah Chong Hong Holdings Ltd.	166,000	78
	Sinosoft Technology Group Ltd.	252,000	77
2	Tian Ge Interactive Holdings Ltd.	105,000	77
2	Everbright Securities Co. Ltd.	55,000	76
*,^	O-Net Technologies Group Ltd.	104,000	75
	INESA Intelligent Tech Inc. Class B	103,700	75
*	China Minsheng Drawin Technology Group Ltd.	2,240,000	75
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	125,576	74
*,^	Grand Baoxin Auto Group Ltd.	136,383	73
2	Cogobuy Group	121,000	73
*,2	China Metal Resources Utilization Ltd.	184,000	72
2	Cosmo Lady China Holdings Co. Ltd.	179,998	72
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	130,500	72
	Tianjin Port Development Holdings Ltd.	450,000	70
	Guangdong Provincial Expressway Development Co. Ltd. Class B	75,700	69
	Sichuan Expressway Co. Ltd.	166,000	66
	Ajisen China Holdings Ltd.	140,000	66
	Poly Culture Group Corp. Ltd.	27,200	65
^	CT Environmental Group Ltd.	424,000	65
	China All Access Holdings Ltd.	220,000	65
	China Overseas Property Holdings Ltd.	267,493	65
*	Renhe Commercial Holdings Co. Ltd.	2,742,000	64
*	Huadian Energy Co. Ltd. Class B	131,400	63
*	Baozun Inc. ADR	2,000	63
	Shanghai Baosight Software Co. Ltd. Class B	40,000	61
*	China Logistics Property Holdings Co. Ltd.	179,000	61
*	China Chengtong Development Group Ltd.	816,000	61
	Guorui Properties Ltd.	205,000	60
	Shanghai Huayi Group Corp. Ltd. Class B	63,200	60
^	PAX Global Technology Ltd.	118,000	60
	China Electronics Optics Valley Union Holding Co. Ltd.	624,000	59
	Dawnrays Pharmaceutical Holdings Ltd.	100,000	59
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	107,000	58
*	Sinolink Worldwide Holdings Ltd.	386,000	58
	China Electronics Huada Technology Co. Ltd.	322,000	58
^	Dongjiang Environmental Co. Ltd.	37,500	58
	Bosideng International Holdings Ltd.	650,000	57
*,2,3	Tianhe Chemicals Group Ltd.	383,088	57
	Xtep International Holdings Ltd.	173,000	57
	Dalian Port PDA Co. Ltd.	326,600	57
	China Lilang Ltd.	73,000	57
	361 Degrees International Ltd.	146,000	56
	Wasion Group Holdings Ltd.	108,000	56
*,^	Sinopec Oilfield Service Corp.	316,000	54
	Fantasia Holdings Group Co. Ltd.	375,000	53
	Shanghai Industrial Urban Development Group Ltd.	246,000	53
*,3	Hua Han Health Industry Holdings Ltd.	778,708	53
	Fiyta Holdings Ltd. Class B	57,840	52
*	Shanghai Zhongyida Co. Ltd. Class B	118,300	52
2	Beijing Urban Construction Design & Development Group Co. Ltd.	88,000	51

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*,3	Coolpad Group Ltd.	547,400	51
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	61,900	50
*,3	Hanergy Thin Film Power Group Ltd.	1,810,000	49
*	Kama Co. Ltd. Class B	46,500	49
*	China Modern Dairy Holdings Ltd.	238,500	49
	Chaowei Power Holdings Ltd.	86,000	49
	Qingling Motors Co. Ltd.	140,000	48
*	Xinjiang Xinxin Mining Industry Co. Ltd.	346,000	48
	China Fangda Group Co. Ltd. Class B	74,700	47
2	Shengjing Bank Co. Ltd.	59,854	47
	Tianjin Development Holdings Ltd.	90,000	46
*,^	Chiho Environmental Group Ltd.	92,000	46
	CPMC Holdings Ltd.	55,000	46
	Weiqiao Textile Co.	88,000	46
	Tianjin Capital Environmental Protection Group Co. Ltd.	72,000	46
*	China Beidahuang Industry Group Holdings Ltd.	952,000	46
*,^	Rentian Technology Holdings Ltd.	950,000	46
	Enerchina Holdings Ltd.	2,254,500	45
	Harbin Electric Co. Ltd.	96,000	45
	Beijing North Star Co. Ltd.	118,000	44
*	Dongfang Electric Corp. Ltd.	44,800	44
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	26,900	44
*	Shang Gong Group Co. Ltd. Class B	42,600	43
	Shanghai Highly Group Co. Ltd. Class B	47,700	42
	Huaxin Cement Co. Ltd. Class B	36,200	42
*,3	Zhonglu Co. Ltd. Class B	26,400	41
*	AVIC International Holding HK Ltd.	604,000	40
*	Lianhua Supermarket Holdings Co. Ltd.	94,000	40
	Luthai Textile Co. Ltd. Class B	35,800	40
	Xiamen International Port Co. Ltd.	204,000	39
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	40,300	39
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	27,700	39
*	Glorious Property Holdings Ltd.	355,000	39
*,3	National Agricultural Holdings Ltd.	246,000	38
*	China Power Clean Energy Development Co. Ltd.	62,000	37
	Shanghai Diesel Engine Co. Ltd. Class B	46,100	37
	Comba Telecom Systems Holdings Ltd.	190,039	35
*	PW Medtech Group Ltd.	159,000	33
	Colour Life Services Group Co. Ltd.	55,000	33
*	MIE Holdings Corp.	384,000	32
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	55,200	32
	Welling Holding Ltd.	156,000	32
	China Merchants Land Ltd.	168,000	32
*	China Rare Earth Holdings Ltd.	421,113	31
	TCL Multimedia Technology Holdings Ltd.	58,000	31
*,3	China Fiber Optic Network System Group Ltd.	348,000	31
*	Loudong General Nice Resources China Holdings Ltd.	810,000	31
	China Shineway Pharmaceutical Group Ltd.	33,000	31
	Tiangong International Co. Ltd.	258,000	30
	CITIC Resources Holdings Ltd.	278,000	30
	Eastern Communications Co. Ltd. Class B	45,100	30
	Jinzhou Port Co. Ltd. Class B	56,400	30
	Phoenix Satellite Television Holdings Ltd.	200,000	29
*	Shougang Concord International Enterprises Co. Ltd.	994,000	29
	Foshan Electrical and Lighting Co. Ltd. Class B	33,900	27
*	China Soft Power Technology Holdings Ltd.	1,464,540	26
*	China Huiyuan Juice Group Ltd.	77,500	25
*	China Yurun Food Group Ltd.	195,000	23
	Shanghai Bailian Group Co. Ltd. Class B	15,500	23
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	12,900	22
^	China Singyes Solar Technologies Holdings Ltd.	56,400	20
*,^	Munsun Capital Group Ltd.	1,926,000	18
	First Tractor Co. Ltd.	36,000	18
*	Sany Heavy Equipment International Holdings Co. Ltd.	95,000	17

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*,3	Anxin-China Holdings Ltd.	312,000	15
2	Kangda International Environmental Co. Ltd.	59,998	15
	Hengdeli Holdings Ltd.	284,000	15
	Hilong Holding Ltd.	87,000	14
*,^	Boer Power Holdings Ltd.	51,000	13
*	SRE Group Ltd.	490,000	13
*	V1 Group Ltd.	370,000	12
*	China Dynamics Holdings Ltd.	420,000	11
^	Wisdom Sports Group	64,000	9
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	33,285	9
*	Tech Pro Technology Development Ltd.	833,600	8
*,3	China Lumena New Materials Corp.	476,000	8
*,3	Mingfa Group International Co. Ltd.	30,971	7
*	Real Nutriceutical Group Ltd.	143,000	6
*	Daphne International Holdings Ltd.	78,000	5
	Shenguan Holdings Group Ltd.	86,000	5
*,^,3	China Huishan Dairy Holdings Co. Ltd.	822,401	—
	CMBC Capital Holdings Ltd.		—
			361,804
Colombia (0.0%)
	Bancolombia SA ADR	45,866	1,732
	Grupo de Inversiones Suramericana SA	56,345	715
	Grupo Aval Acciones y Valores Preference Shares	1,232,442	513
	Grupo de Inversiones Suramericana SA Preference Shares	41,308	510
	Cementos Argos SA	130,960	478
	Interconexion Electrica SA ESP	98,988	433
	Ecopetrol SA	666,735	365
	Ecopetrol SA ADR	31,110	345
	Almacenes Exito SA	44,355	238
	Banco Davivienda SA Preference Shares	23,252	229
	Corp Financiera Colombiana SA	21,770	205
	Cementos Argos SA Preference Shares	53,095	170
	Bancolombia SA Preference Shares	14,574	139
	Avianca Holdings SA Preference Shares	138,294	121
*	CEMEX Latam Holdings SA	32,512	115
			6,308
Czech Republic (0.0%)
	Komercni banka as	20,789	894
	CEZ AS	40,515	888
2	Moneta Money Bank AS	133,559	457
	Philip Morris CR AS	205	152
	O2 Czech Republic AS	10,040	122
			2,513
Denmark (0.6%)
	Novo Nordisk A/S Class B	477,971	23,798
	Danske Bank A/S	191,535	7,310
	Vestas Wind Systems A/S	56,909	5,024
	DSV A/S	50,699	3,920
	AP Moller - Maersk A/S Class B	1,860	3,566
	Carlsberg A/S Class B	29,635	3,386
	Novozymes A/S	58,134	3,212
	Coloplast A/S Class B	35,698	3,142
*	Genmab A/S	15,352	3,100
	Pandora A/S	29,469	2,783
2	Orsted A/S	44,612	2,500
	Chr Hansen Holding A/S	24,709	2,162
	AP Moller - Maersk A/S Class A	1,158	2,146
	ISS A/S	49,299	2,088
	TDC A/S	216,424	1,279
	GN Store Nord A/S	35,988	1,191
	Jyske Bank A/S	18,201	1,028
	H Lundbeck A/S	16,056	954
	FLSmidth & Co. A/S	13,147	901

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	William Demant Holding A/S	28,807	831
*,2	Nets A/S	32,363	826
	Royal Unibrew A/S	13,680	788
	Sydbank A/S	19,827	774
	Ambu A/S Class B	7,633	704
	Tryg A/S	27,517	655
	SimCorp A/S	9,822	600
*	Topdanmark A/S	14,420	593
	Rockwool International A/S Class B	1,691	459
	Dfds A/S	7,170	416
*	Bavarian Nordic A/S	8,899	361
*	Nilfisk Holding A/S	7,256	349
	Schouw & Co. AB	3,067	319
*	NKT A/S	7,256	311
2	Scandinavian Tobacco Group A/S	18,050	305
	Spar Nord Bank A/S	21,626	275
*	Bang & Olufsen A/S	10,812	251
	ALK-Abello A/S	1,538	241
	Alm Brand A/S	18,659	193
*	D/S Norden A/S	5,082	106
	Solar A/S Class B	1,427	92
	Matas A/S	7,874	88
*	OW Bunker A/S	3,210	—
			83,027
Egypt (0.0%)
	Commercial International Bank Egypt SAE	280,686	1,255
*	Global Telecom Holding SAE	608,896	234
	ElSewedy Electric Co.	29,618	191
	Egyptian Financial Group-Hermes Holding Co.	113,387	151
*	Six of October Development & Investment	132,125	139
	Talaat Moustafa Group	193,125	105
*	Pioneers Holding for Financial Investments SAE	184,108	99
	Sidi Kerir Petrochemicals Co.	79,618	96
*	Orascom Construction Ltd. (Dubai Shares)	10,791	81
	Heliopolis Housing	43,756	76
	Medinet Nasr Housing	111,018	66
	Telecom Egypt Co.	55,015	41
*	Orascom Construction Ltd.	3,826	31
	Oriental Weavers	24,535	25
*	South Valley Cement	74,684	25
*	Ezz Steel	24,554	24
	Orascom Telecom Media And Technology Holding SAE GDR	126,005	24
*	Citadel Capital SAE	263,431	20
*	Palm Hills Developments SAE	71,385	17
			2,700
Finland (0.4%)
	Nokia Oyj	1,542,979	7,588
	Sampo Oyj Class A	125,402	6,562
	Kone Oyj Class B	103,513	5,603
	UPM-Kymmene Oyj	145,263	4,363
	Wartsila OYJ Abp	41,328	2,660
	Fortum Oyj	116,846	2,480
	Stora Enso Oyj	155,945	2,437
	Neste Oyj	33,081	1,842
	Nokian Renkaat Oyj	35,691	1,636
	Elisa Oyj	40,474	1,630
	Metso Oyj	31,446	1,142
	Huhtamaki Oyj	26,624	1,134
	Orion Oyj Class B	26,791	1,098
	Kesko Oyj Class B	17,194	878
	Konecranes Oyj Class A	17,531	807
	Outokumpu Oyj	84,783	801
	Amer Sports Oyj	32,201	801
	Valmet Oyj	37,315	723

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cargotec Oyj Class B	11,689	690
	Tieto Oyj	20,503	628
	Uponor Oyj	20,800	419
	Metsa Board Oyj	53,803	399
*,^	Outotec Oyj	43,506	346
	Kemira Oyj	23,535	332
	Sanoma Oyj	24,619	292
	Finnair Oyj	21,067	275
	YIT Oyj	31,462	239
*	DNA Oyj	12,703	219
	Cramo Oyj	9,778	217
*	Caverion Oyj	25,972	197
	Ramirent Oyj	20,779	191
	Citycon Oyj	77,979	190
	Raisio Oyj	30,159	125
	F-Secure Oyj	23,948	123
	Oriola Oyj	29,369	110
*	Stockmann OYJ Abp Class B	12,229	79
			49,256
France (3.1%)
	TOTAL SA	596,141	33,228
	Sanofi	296,385	28,064
	BNP Paribas SA	292,808	22,854
	LVMH Moet Hennessy Louis Vuitton SE	67,387	20,099
	AXA SA	509,781	15,390
	Airbus SE	148,457	15,234
	Danone SA	158,892	12,987
	Schneider Electric SE	144,305	12,679
	Air Liquide SA	98,511	12,543
^	Vinci SA	126,549	12,399
	L'Oreal SA	52,871	11,767
	Societe Generale SA	199,476	11,102
	Kering	20,192	9,260
	Pernod Ricard SA	57,949	8,689
	Orange SA	522,881	8,590
	Safran SA	78,952	8,315
	Cie de Saint-Gobain	136,554	8,007
	Engie SA	443,300	7,493
	Vivendi SA	292,823	7,271
	Essilor International SA	55,474	7,023
	Cie Generale des Etablissements Michelin	48,355	6,999
	Legrand SA	74,998	5,566
	Capgemini SE	42,933	5,216
	Credit Agricole SA	283,817	4,954
	Renault SA	46,981	4,659
	Valeo SA	65,529	4,437
	Hermes International	8,464	4,394
	STMicroelectronics NV	172,488	4,061
	Atos SE	25,187	3,912
	Dassault Systemes SE	35,834	3,804
	Publicis Groupe SA	57,059	3,714
	Veolia Environnement SA	133,324	3,159
	Sodexo SA	23,747	3,021
	Carrefour SA	149,076	3,000
	Peugeot SA	117,821	2,795
	Thales SA	26,652	2,777
	L'Oreal SA Loyalty Line	12,108	2,695
	Bouygues SA	53,137	2,550
	Arkema SA	19,047	2,406
	Accor SA	46,628	2,326
	Teleperformance	15,291	2,233
	Klepierre SA	54,986	2,189
*	TechnipFMC plc	79,171	2,153
	Gecina SA	12,813	2,081

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Eiffage SA	19,139	1,999
	Air Liquide SA (Prime de fidelite)	15,269	1,944
	Bureau Veritas SA	68,111	1,824
	Natixis SA	226,933	1,780
	Edenred	60,609	1,747
	SCOR SE	41,678	1,730
	Suez	97,158	1,709
	Alstom SA	40,732	1,648
	Eurofins Scientific SE	2,570	1,608
	Electricite de France SA	120,898	1,582
	SES SA Class A	96,050	1,562
	Iliad SA	6,184	1,544
	Groupe Eurotunnel SE	122,211	1,536
	Zodiac Aerospace	53,718	1,535
*	Ubisoft Entertainment SA	19,912	1,519
	Ingenico Group SA	15,348	1,490
	Rexel SA	81,691	1,457
	Faurecia	19,625	1,427
*	TechnipFMC plc (USD Denominated)	50,111	1,373
	Orpea	11,302	1,354
*	Rubis SCA	20,949	1,315
	Wendel SA	7,600	1,282
	Aeroports de Paris	7,584	1,277
	SEB SA	6,589	1,228
	Bollore SA	252,897	1,222
2	Euronext NV	19,026	1,130
	Eutelsat Communications SA	44,880	1,124
	Eurazeo SA	11,635	1,082
	Ipsen SA	8,880	1,074
	Fonciere Des Regions	10,479	1,067
2	Amundi SA	12,347	1,046
	Lagardere SCA	30,814	1,015
	CNP Assurances	42,472	988
2	Elior Group SA	34,406	977
	Dassault Aviation SA	617	962
	Christian Dior SE	2,718	933
	Casino Guichard Perrachon SA	15,789	902
*	BioMerieux	11,328	889
	Imerys SA	9,235	841
	Elis SA	32,031	835
	ICADE	9,450	826
	Remy Cointreau SA	6,016	781
	Societe BIC SA	7,379	779
	Altran Technologies SA	40,386	747
	Nexity SA	12,101	744
	Alten SA	7,990	699
	JCDecaux SA	18,246	698
	Sopra Steria Group	3,212	603
*	Air France-KLM	37,247	583
	SPIE SA	21,658	570
	Cie Plastic Omnium SA	13,336	556
	Nexans SA	7,979	522
*,2	Worldline SA	10,275	502
2	Maisons du Monde SA	10,734	464
*	Fnac Darty SA	4,856	459
	Euler Hermes Group	3,879	450
	Credit Agricole SA Loyalty Line	25,664	448
	Television Francaise 1	30,649	436
	Sartorius Stedim Biotech	6,373	434
	Korian SA	12,978	422
	Metropole Television SA	18,015	416
	SOITEC	5,077	400
*,^	Vallourec SA	71,941	393
	Tarkett SA	9,079	386

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Technicolor SA	97,769	346
	Vicat SA	4,456	345
	Neopost SA	8,928	329
2	Europcar Groupe SA	22,705	325
	Trigano SA	1,902	307
	IPSOS	7,959	294
	Coface SA	25,157	275
*	DBV Technologies SA	5,817	264
	Gaztransport Et Technigaz SA	4,719	231
	Mercialys SA	11,167	217
	Beneteau SA	11,337	204
*	Genfit	7,467	196
	Derichebourg SA	18,005	192
	Bonduelle SCA	3,988	188
	Mersen SA	4,185	184
*	Eramet	2,198	181
	Vilmorin & Cie SA	1,799	173
	Interparfums SA	4,217	157
	Manitou BF SA	3,706	147
	Albioma SA	5,973	142
	Jacquet Metal Service	4,253	138
*	Etablissements Maurel et Prom	31,465	133
*	Virbac SA	1,008	130
	SEB SA Loyalty Line	643	120
	FFP	992	119
	Guerbet	1,179	106
	Boiron SA	1,048	95
	GL Events	3,030	92
	Electricite de France SA Loyalty Line	6,661	87
^	Bourbon Corp.	9,593	86
	Rallye SA	4,682	80
	Direct Energie	1,645	76
^	Havas SA	6,026	65
	Haulotte Group SA	2,872	52
	MGI Coutier	1,213	49
	Groupe Crit	316	30
*,^	Parrot SA	2,373	30
*	Esso SA Francaise	389	27
*,^	CGG SA	5,291	25
*	Stallergenes Greer plc	274	14
	Union Financiere de France BQE SA	130	5
			431,226
Germany (3.1%)
	Siemens AG	206,430	29,650
	Bayer AG	224,964	29,263
	SAP SE	246,318	28,145
	Allianz SE	119,973	28,009
	BASF SE	247,915	27,111
	Daimler AG	260,946	21,786
	Deutsche Telekom AG	876,124	15,864
	adidas AG	53,869	11,990
	Deutsche Post AG	261,147	11,971
	Volkswagen AG Preference Shares	51,829	9,490
	Fresenius SE & Co. KGaA	110,731	9,270
	Bayerische Motoren Werke AG	85,890	8,809
	Infineon Technologies AG	312,080	8,632
	Deutsche Bank AG	506,655	8,304
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,615	8,220
	Continental AG	29,331	7,465
	Henkel AG & Co. KGaA Preference Shares	49,901	7,007
	E.ON SE	560,302	6,637
	Vonovia SE	133,122	5,881
	Fresenius Medical Care AG & Co. KGaA	58,785	5,692
	Linde AG - Tender Line	25,990	5,591

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Deutsche Boerse AG	51,401	5,323
	Linde AG	24,640	5,321
	HeidelbergCement AG	41,379	4,234
	Deutsche Wohnen SE	97,721	4,183
*	Commerzbank AG	285,570	3,958
	Merck KGaA	35,659	3,826
	Henkel AG & Co. KGaA	29,399	3,708
	thyssenkrupp AG	128,968	3,460
2	Covestro AG	35,259	3,389
	Porsche Automobil Holding SE Preference Shares	42,278	3,094
	Wirecard AG	30,568	3,037
	Beiersdorf AG	26,674	3,001
*	RWE AG	116,591	2,932
	Symrise AG	32,366	2,522
	MTU Aero Engines AG	14,225	2,407
	GEA Group AG	48,534	2,345
	Brenntag AG	41,070	2,330
	ProSiebenSat.1 Media SE	63,025	2,220
*	QIAGEN NV	61,455	2,085
	Deutsche Lufthansa AG	64,012	2,057
	Hannover Rueck SE	16,054	2,020
	United Internet AG	31,173	1,977
	LANXESS AG	25,136	1,971
	OSRAM Licht AG	25,626	1,962
	LEG Immobilien AG	16,441	1,675
2	Innogy SE	34,940	1,625
	HUGO BOSS AG	17,245	1,542
	KION Group AG	18,849	1,510
	Uniper SE	52,295	1,469
	Evonik Industries AG	39,981	1,454
	Bayerische Motoren Werke AG Preference Shares	16,188	1,420
*,2	Zalando SE	27,962	1,408
	Rheinmetall AG	10,850	1,289
	K&S AG	50,148	1,219
	Freenet AG	34,384	1,151
	FUCHS PETROLUB SE	22,619	1,126
	Volkswagen AG	5,820	1,087
	MAN SE	9,418	1,043
*	Dialog Semiconductor plc	20,383	1,018
	Telefonica Deutschland Holding AG	185,553	946
	Duerr AG	6,824	944
^	HOCHTIEF AG	5,183	916
	Drillisch AG	12,416	881
	Fraport AG Frankfurt Airport Services Worldwide	9,166	871
	Sartorius AG Preference Shares	9,150	854
*	METRO AG	43,527	825
	Axel Springer SE	11,702	788
	RTL Group SA	10,225	760
	Aurubis AG	9,031	740
	Hella GmbH & Co. KGaA	12,197	737
*	Siltronic AG	4,800	716
	Gerresheimer AG	8,840	707
*	Evotec AG	32,995	702
	Aareal Bank AG	16,768	697
	RWE AG Preference Shares	36,402	690
	TAG Immobilien AG	39,412	679
	STADA Arzneimittel AG	6,775	654
	alstria office REIT-AG	43,779	622
*,^	MorphoSys AG	7,163	622
	Fielmann AG	7,065	621
	CTS Eventim AG & Co. KGaA	14,619	605
	Stabilus SA	6,588	602
*	Software AG	11,832	601
	GRENKE AG	6,048	592

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Bechtle AG	7,287	583
	Wacker Chemie AG	3,678	574
	Rational AG	854	563
	Jungheinrich AG Preference Shares	12,355	563
	Norma Group SE	8,214	560
	Leoni AG	8,267	550
	CECONOMY AG	39,292	513
	TLG Immobilien AG	22,089	512
*,2	Rocket Internet SE	19,014	489
	Deutsche EuroShop AG	12,945	473
	Nemetschek SE	5,198	465
	Krones AG	3,647	461
	Salzgitter AG	9,449	457
	Fuchs Petrolub SE Preference Shares	7,881	444
*,2	Tele Columbus AG	41,643	434
*,2	Hapag-Lloyd AG	9,805	431
	TUI AG	23,341	423
	Talanx AG	10,705	421
	Stroeer SE & Co. KGaA	6,559	419
2	ADO Properties SA	8,450	418
*	AIXTRON SE	26,556	415
	Jenoptik AG	12,265	413
	Suedzucker AG	19,420	385
2	Deutsche Pfandbriefbank AG	25,874	372
	Deutz AG	42,585	361
	Sixt SE	3,725	349
	Carl Zeiss Meditec AG	6,207	331
	Pfeiffer Vacuum Technology AG	2,059	331
	CompuGroup Medical SE	5,668	326
	Indus Holding AG	4,580	321
	Puma SE	708	320
*,^	zooplus AG	1,876	310
*	Heidelberger Druckmaschinen AG	76,327	305
	Schaeffler AG Preference Shares	18,887	301
	DMG Mori AG	5,149	298
	XING SE	985	293
	Koenig & Bauer AG	3,654	285
^	Bilfinger SE	6,899	278
	DIC Asset AG	22,594	266
	RHOEN-KLINIKUM AG	7,525	263
	Sixt SE Preference Shares	3,954	257
	KWS Saat SE	581	245
	Wacker Neuson SE	7,364	240
	Kloeckner & Co. SE	19,462	230
*	PATRIZIA Immobilien AG	9,971	211
*	SGL Carbon SE	13,210	208
	Hamburger Hafen und Logistik AG	6,220	199
*,^	Nordex SE	17,970	187
	Draegerwerk AG & Co. KGaA Preference Shares	1,599	184
	VTG AG	3,093	179
	Draegerwerk AG & Co. KGaA	1,848	164
^	Biotest AG	4,823	153
	Diebold Nixdorf AG	1,798	151
	Takkt AG	7,223	150
	Deutsche Beteiligungs AG	2,883	147
*	Vossloh AG	2,023	128
^	ElringKlinger AG	6,460	113
^	Bertrandt AG	1,140	108
	Biotest AG Preference Shares	3,969	105
	BayWa AG	2,533	99
	comdirect bank AG	7,126	99
	Wuestenrot & Wuerttembergische AG	3,550	95
^	SMA Solar Technology AG	1,946	91
	CropEnergies AG	7,938	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hornbach Baumarkt AG	2,055	75
	H&R GmbH & Co. KGaA	3,176	56
	Gerry Weber International AG	4,199	52
			426,843
Greece (0.0%)
*	Alpha Bank AE	407,612	813
	OPAP SA	57,162	641
	Hellenic Telecommunications Organization SA	42,113	500
*	National Bank of Greece SA	1,331,166	440
	JUMBO SA	24,207	389
*	Eurobank Ergasias SA	432,628	353
	Motor Oil Hellas Corinth Refineries SA	14,637	351
*	Mytilineos Holdings SA	26,080	273
	Hellenic Telecommunications Organization SA ADR	45,305	265
	Piraeus Bank SA	77,791	224
	Titan Cement Co. SA	9,212	223
	Grivalia Properties REIC AE	21,026	219
	Hellenic Petroleum SA	24,209	214
*	GEK Terna Holding Real Estate Construction SA	31,563	156
*	FF Group	6,714	141
	Aegean Airlines SA	12,797	116
	Hellenic Exchanges SA	17,966	101
	Terna Energy SA	15,404	75
*	Public Power Corp. SA	29,269	63
*	HOLDING CO ADMIE IPTO SA	29,269	63
*	Ellaktor SA	29,150	55
	Fourlis Holdings SA	8,497	55
	Athens Water Supply & Sewage Co. SA	7,022	50
			5,780
Hong Kong (1.2%)
	AIA Group Ltd.	3,290,382	24,795
	Hong Kong Exchanges & Clearing Ltd.	337,484	9,404
	CK Hutchison Holdings Ltd.	737,927	9,373
	Sun Hung Kai Properties Ltd.	383,003	6,266
*	CK Asset Holdings Ltd.	742,927	6,114
	Link REIT	618,860	5,203
	Hang Seng Bank Ltd.	200,812	4,760
	CLP Holdings Ltd.	461,445	4,697
	BOC Hong Kong Holdings Ltd.	985,500	4,696
	Hong Kong & China Gas Co. Ltd.	2,255,665	4,276
	Galaxy Entertainment Group Ltd.	591,000	4,030
	Jardine Matheson Holdings Ltd.	57,265	3,668
	AAC Technologies Holdings Inc.	190,500	3,493
	Sands China Ltd.	668,000	3,151
	Power Assets Holdings Ltd.	360,000	3,121
	Wharf Holdings Ltd.	336,600	3,066
2	WH Group Ltd.	2,313,684	2,345
	Hongkong Land Holdings Ltd.	311,900	2,262
	New World Development Co. Ltd.	1,470,224	2,192
	MTR Corp. Ltd.	373,500	2,165
	Techtronic Industries Co. Ltd.	345,000	2,025
	Jardine Strategic Holdings Ltd.	47,995	2,013
	China Mengniu Dairy Co. Ltd.	715,000	1,981
	Henderson Land Development Co. Ltd.	278,089	1,815
	Wheelock & Co. Ltd.	227,000	1,581
	CK Infrastructure Holdings Ltd.	172,500	1,502
	Samsonite International SA	335,396	1,400
	Bank of East Asia Ltd.	317,072	1,391
	Sino Land Co. Ltd.	792,279	1,366
	Swire Pacific Ltd. Class A	132,142	1,306
	Hang Lung Properties Ltd.	542,000	1,245
*,^	Semiconductor Manufacturing International Corp.	773,100	1,186
	Want Want China Holdings Ltd.	1,404,467	1,150
	ASM Pacific Technology Ltd.	74,822	1,092

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Wynn Macau Ltd.	413,200	1,061
	Minth Group Ltd.	194,000	1,048
	Swire Properties Ltd.	285,046	963
	Li & Fung Ltd.	1,626,000	819
	Tingyi Cayman Islands Holding Corp.	498,000	785
	Hysan Development Co. Ltd.	160,000	773
	Hang Lung Group Ltd.	220,000	773
^	Kingston Financial Group Ltd.	992,000	766
	Kerry Properties Ltd.	158,500	713
	NWS Holdings Ltd.	348,500	705
	Yue Yuen Industrial Holdings Ltd.	181,500	695
	Shangri-La Asia Ltd.	331,519	660
	Dairy Farm International Holdings Ltd.	80,000	654
	Hopewell Holdings Ltd.	168,500	647
	PCCW Ltd.	1,124,000	620
	Melco International Development Ltd.	218,000	597
	VTech Holdings Ltd.	38,900	553
	Sun Art Retail Group Ltd.	541,079	547
*,2	China Resources Pharmaceutical Group Ltd.	443,000	540
	PRADA SPA	149,500	516
	Orient Overseas International Ltd.	52,802	509
	Vitasoy International Holdings Ltd.	214,000	495
	Xinyi Glass Holdings Ltd.	498,000	483
	Haitong International Securities Group Ltd.	828,038	470
	Johnson Electric Holdings Ltd.	110,250	445
	First Pacific Co. Ltd.	575,200	438
	Fortune REIT	353,923	429
	Nexteer Automotive Group Ltd.	217,000	425
^	MGM China Holdings Ltd.	188,000	424
	Man Wah Holdings Ltd.	469,200	424
	Swire Pacific Ltd. Class B	245,000	424
	SJM Holdings Ltd.	467,000	401
*	Cathay Pacific Airways Ltd.	228,000	390
	Dah Sing Financial Holdings Ltd.	55,744	375
	United Co. RUSAL plc	577,000	372
	Luk Fook Holdings International Ltd.	83,000	351
	Champion REIT	482,000	348
	Great Eagle Holdings Ltd.	61,000	336
*,^	CMBC Capital Holdings Ltd.	3,780,000	330
*,^	MMG Ltd.	690,117	313
^	IGG Inc.	232,000	311
*	Esprit Holdings Ltd.	510,346	309
	Chow Tai Fook Jewellery Group Ltd.	273,000	285
	K Wah International Holdings Ltd.	490,000	282
	Yuexiu REIT	438,940	277
	NagaCorp Ltd.	342,000	276
	Towngas China Co. Ltd.	332,000	272
	L'Occitane International SA	138,250	263
2	BOC Aviation Ltd.	45,600	245
*,^	HengTen Networks Group Ltd.	4,524,000	241
	Guotai Junan International Holdings Ltd.	746,000	239
	Xinyi Solar Holdings Ltd.	684,200	237
	SITC International Holdings Co. Ltd.	240,000	232
	Uni-President China Holdings Ltd.	272,800	228
	Cafe de Coral Holdings Ltd.	74,000	228
	Television Broadcasts Ltd.	59,100	224
	Gemdale Properties & Investment Corp. Ltd.	2,166,000	222
*	Pacific Basin Shipping Ltd.	959,000	219
	Shun Tak Holdings Ltd.	472,000	203
	Giordano International Ltd.	354,000	200
	HKBN Ltd.	193,689	197
*	Lai Sun Development Co. Ltd.	106,080	192
	China Travel International Investment Hong Kong Ltd.	516,000	191
	FIH Mobile Ltd.	607,000	191

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Value Partners Group Ltd.	190,000	189
*	Freeman FinTech Corp. Ltd.	3,160,000	184
	Kerry Logistics Network Ltd.	128,000	176
	Shui On Land Ltd.	690,000	171
*,^	Panda Green Energy Group Ltd.	1,110,000	168
	Huabao International Holdings Ltd.	256,000	166
*	Global Brands Group Holding Ltd.	1,414,000	165
	Shougang Fushan Resources Group Ltd.	760,000	164
	Henderson Investment Ltd.	1,891,000	163
	Canvest Environmental Protection Group Co. Ltd.	291,000	162
*,^	KuangChi Science Ltd.	427,000	162
	Stella International Holdings Ltd.	99,000	161
	Dah Sing Banking Group Ltd.	71,137	157
3	TCC International Holdings Ltd.	337,000	156
	China Goldjoy Group Ltd.	1,988,000	153
	Goodbaby International Holdings Ltd.	267,464	146
	Sunlight REIT	215,000	146
*	China Minsheng Financial Holding Corp. Ltd.	2,560,000	140
^	Truly International Holdings Ltd.	360,000	139
*	China Harmony New Energy Auto Holding Ltd.	231,000	136
	HC International Inc.	170,000	134
	Chong Hing Bank Ltd.	64,000	131
	Far East Consortium International Ltd.	225,000	123
*,^	GCL New Energy Holdings Ltd.	1,670,000	122
	Prosperity REIT	279,000	119
	HKR International Ltd.	183,200	117
*,^,3	Superb Summit International Group Ltd.	620,000	116
	Singamas Container Holdings Ltd.	548,000	114
	Dynam Japan Holdings Co. Ltd.	72,400	113
	Lifestyle International Holdings Ltd.	81,500	112
	Spring REIT	251,000	110
	CP Pokphand Co. Ltd.	1,350,000	109
*,3	Brightoil Petroleum Holdings Ltd.	566,000	109
	Parkson Retail Group Ltd.	706,000	108
*	China Baoli Technologies Holdings Ltd.	5,875,000	106
	Sun Hung Kai & Co. Ltd.	165,000	106
	Hutchison Telecommunications Hong Kong Holdings Ltd.	290,000	104
	Pacific Textiles Holdings Ltd.	97,000	102
*	New World Department Store China Ltd.	459,000	101
	Chow Sang Sang Holdings International Ltd.	46,000	100
	Hopewell Highway Infrastructure Ltd.	156,300	97
*,^	Digital Domain Holdings Ltd.	3,220,000	93
	China Silver Group Ltd.	264,000	91
*	BOE Varitronix Ltd.	124,000	91
2	Regina Miracle International Holdings Ltd.	94,000	90
	Texwinca Holdings Ltd.	146,000	88
*,^	China Oceanwide Holdings Ltd.	1,050,000	87
	Road King Infrastructure Ltd.	53,000	87
	CITIC Telecom International Holdings Ltd.	302,500	87
	Pou Sheng International Holdings Ltd.	458,000	84
*,^,2	IMAX China Holding Inc.	27,100	84
	Town Health International Medical Group Ltd.	870,000	84
	Microport Scientific Corp.	83,852	83
	SA Sa International Holdings Ltd.	219,995	80
	SmarTone Telecommunications Holdings Ltd.	63,000	78
*	COFCO Meat Holdings Ltd.	385,000	78
*	Anton Oilfield Services Group	648,000	77
*	Convoy Global Holdings Ltd.	3,102,000	75
*	United Laboratories International Holdings Ltd.	86,000	75
	Nan Hai Corp. Ltd.	2,450,000	74
*,^	Sino Oil And Gas Holdings Ltd.	3,795,000	74
*	Technovator International Ltd.	222,000	69
*	Beijing Enterprises Medical & Health Group Ltd.	1,242,000	66
*	Yanchang Petroleum International Ltd.	3,680,000	66

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	BEP International Holdings Ltd.	2,630,000	61
*	Hong Kong Television Network Ltd.	164,000	59
*	G-Resources Group Ltd.	4,329,600	57
*,^	Honghua Group Ltd.	587,000	57
	Emperor Capital Group Ltd.	654,000	56
	Liu Chong Hing Investment Ltd.	31,982	55
*	China Strategic Holdings Ltd.	3,500,000	52
^	China Aerospace International Holdings Ltd.	382,000	48
	Ju Teng International Holdings Ltd.	126,000	45
*	Mei Ah Entertainment Group Ltd.	960,000	42
*	NewOcean Energy Holdings Ltd.	162,000	41
	China LNG Group Ltd.	240,000	40
	Lee's Pharmaceutical Holdings Ltd.	43,500	39
	TPV Technology Ltd.	224,000	38
	EVA Precision Industrial Holdings Ltd.	272,000	38
*,^	China Ocean Industry Group Ltd.	4,325,000	38
2	CGN New Energy Holdings Co. Ltd.	250,000	38
*	China Medical & HealthCare Group Ltd.	929,488	34
	Emperor Watch & Jewellery Ltd.	660,000	33
*	Silver Base Group Holdings Ltd.	294,000	31
*,^	Macau Legend Development Ltd.	186,000	30
	Shenwan Hongyuan HK Ltd.	75,000	27
*	Lifestyle China Group Ltd.	81,500	27
*	CST Group Ltd.	4,128,000	26
*	Good Resources Holdings Ltd.	479,978	25
*	Tou Rong Chang Fu Group Ltd.	1,348,000	24
*	China LotSynergy Holdings Ltd.	940,000	24
*	13 Holdings Ltd.	525,000	24
*	China Financial International Investments Ltd.	790,000	23
*,^	Summit Ascent Holdings Ltd.	145,948	20
*	Xinchen China Power Holdings Ltd.	128,000	19
*	Future World Financial Holdings Ltd.	834,251	17
*	Vision Fame International Holding Ltd.	318,000	16
*	SOCAM Development Ltd.	60,000	14
*	New Sports Group Ltd.	2,440,000	13
*	Trinity Ltd.	156,000	13
*	Sincere Watch Hong Kong Ltd.	560,000	12
*	Sunshine Oilsands Ltd.	317,500	11
*	China Huarong Energy Co. Ltd.	232,300	11
*	Suncorp Technologies Ltd.	1,910,000	10
*	China Healthwise Holdings Ltd.	301,115	5
*	Qianhai Health Holdings Ltd.	327,500	5
*	I-CABLE Communications Ltd.	35,269	1
*	Shougang Concord International Enterprises Co. Ltd. Rights Exp. 11/08/2017	994,000	1
			167,229
Hungary (0.0%)
	OTP Bank plc	69,927	2,819
*	MOL Hungarian Oil & Gas plc	115,424	1,382
	Richter Gedeon Nyrt	40,778	1,015
	Magyar Telekom Telecommunications plc	106,612	185
			5,401
India (1.2%)
	Housing Development Finance Corp. Ltd.	430,256	11,347
2	Reliance Industries Ltd. GDR	318,197	9,134
	Infosys Ltd. ADR	361,432	5,367
	Tata Consultancy Services Ltd.	123,848	5,020
	Maruti Suzuki India Ltd.	32,374	4,107
	Reliance Industries Ltd.	255,407	3,713
	Hindustan Unilever Ltd.	193,557	3,699
	Axis Bank Ltd.	448,532	3,626
	ITC Ltd.	800,523	3,287
	Bharti Airtel Ltd.	353,649	2,717
	Sun Pharmaceutical Industries Ltd.	295,537	2,525
	Oil & Natural Gas Corp. Ltd.	825,174	2,438

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Vedanta Ltd.	445,488	2,287
Bharat Petroleum Corp. Ltd.	267,377	2,237
Infosys Ltd.	149,029	2,122
* Yes Bank Ltd.	421,695	2,050
Indian Oil Corp. Ltd.	300,773	1,931
State Bank of India GDR	40,012	1,894
HCL Technologies Ltd.	140,967	1,863
* Tata Motors Ltd.	269,546	1,785
Eicher Motors Ltd.	3,481	1,734
Indiabulls Housing Finance Ltd.	88,855	1,708
Larsen & Toubro Ltd.	90,054	1,701
Mahindra & Mahindra Ltd.	78,879	1,639
Grasim Industries Ltd.	86,298	1,636
UltraTech Cement Ltd.	22,132	1,505
Hero MotoCorp Ltd.	25,180	1,499
Coal India Ltd.	338,498	1,498
NTPC Ltd.	519,727	1,455
Adani Ports & Special Economic Zone Ltd.	215,583	1,434
Bharti Infratel Ltd.	208,186	1,423
ICICI Bank Ltd.	300,861	1,410
Asian Paints Ltd.	77,125	1,408
JSW Steel Ltd.	317,417	1,268
Bajaj Finance Ltd.	44,215	1,230
Hindustan Petroleum Corp. Ltd.	174,061	1,202
Zee Entertainment Enterprises Ltd.	142,581	1,194
UPL Ltd.	94,020	1,162
Hindalco Industries Ltd.	270,099	1,116
Motherson Sumi Systems Ltd.	173,189	977
Tech Mahindra Ltd.	131,019	975
Piramal Enterprises Ltd.	22,123	939
Bajaj Auto Ltd.	18,641	938
Lupin Ltd.	57,936	920
Ambuja Cements Ltd.	207,626	903
Cipla Ltd.	92,768	899
Godrej Consumer Products Ltd.	61,732	891
Wipro Ltd.	185,844	845
Bajaj Finserv Ltd.	10,810	837
Aurobindo Pharma Ltd.	68,712	807
Shriram Transport Finance Co. Ltd.	42,661	770
IndusInd Bank Ltd.	30,520	767
Titan Co. Ltd.	77,768	763
Dr Reddy's Laboratories Ltd.	20,348	759
Kotak Mahindra Bank Ltd.	46,769	741
GAIL India Ltd.	102,912	740
Ashok Leyland Ltd.	364,793	739
Dabur India Ltd.	142,823	734
Federal Bank Ltd.	385,376	726
* United Spirits Ltd.	15,299	721
Nestle India Ltd.	6,099	681
Wipro Ltd. ADR	126,451	678
LIC Housing Finance Ltd.	71,431	661
eClerx Services Ltd.	32,935	651
Tata Steel Ltd.	58,957	641
Power Grid Corp. of India Ltd.	185,904	608
Vakrangee Ltd.	69,361	603
Bosch Ltd.	1,812	588
Shree Cement Ltd.	2,000	585
* Idea Cellular Ltd.	397,005	570
Marico Ltd.	110,755	539
Britannia Industries Ltd.	7,294	523
Mahindra & Mahindra Financial Services Ltd.	74,030	494
* Bharat Financial Inclusion Ltd.	32,231	486
Cadila Healthcare Ltd.	61,802	481
Container Corp. Of India Ltd.	22,250	475

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Rural Electrification Corp. Ltd.	177,160	474
*	Tata Motors Ltd. Class A	126,659	471
	Dewan Housing Finance Corp. Ltd.	46,759	465
	Rajesh Exports Ltd.	37,342	451
	Bharat Forge Ltd.	41,464	448
	Siemens Ltd.	21,549	424
2	ICICI Prudential Life Insurance Co. Ltd.	66,447	416
	Havells India Ltd.	55,138	413
	NMDC Ltd.	203,655	403
	Edelweiss Financial Services Ltd.	92,416	402
	Pidilite Industries Ltd.	33,072	400
	Power Finance Corp. Ltd.	183,340	394
	TVS Motor Co. Ltd.	35,146	393
	Colgate-Palmolive India Ltd.	23,624	388
	State Bank of India	81,983	387
	Crompton Greaves Consumer Electricals Ltd.	106,481	364
	L&T Finance Holdings Ltd.	116,831	363
	Glenmark Pharmaceuticals Ltd.	38,015	363
	Natco Pharma Ltd.	23,911	358
	DLF Ltd.	112,856	351
	MRF Ltd.	331	340
	ACC Ltd.	12,109	339
	Mindtree Ltd.	45,360	336
	Page Industries Ltd.	1,090	336
	Apollo Hospitals Enterprise Ltd.	20,142	323
*	Steel Authority of India Ltd.	268,026	323
	CESC Ltd.	20,476	322
	Tata Power Co. Ltd.	243,302	319
	Bank of Baroda	120,949	317
*,2		17,732	312
	GlaxoSmithKline Consumer Healthcare Ltd.	3,942	309
*	Jindal Steel & Power Ltd.	120,970	305
	Alkem Laboratories Ltd.	10,482	303
	Info Edge India Ltd.	17,176	302
*	Punjab National Bank	98,620	301
	Voltas Ltd.	34,114	299
	Mphasis Ltd.	27,839	298
	NBCC India Ltd.	72,674	292
*	Indiabulls Real Estate Ltd.	83,885	292
	NHPC Ltd.	656,926	290
	Oracle Financial Services Software Ltd.	5,219	282
	Bharat Heavy Electricals Ltd.	184,981	280
	KRBL Ltd.	28,058	280
*	Max Financial Services Ltd.	30,805	279
	Oil India Ltd.	48,939	279
	Jubilant Foodworks Ltd.	11,022	278
	Kansai Nerolac Paints Ltd.	35,036	278
	IDFC Bank Ltd.	306,933	269
	Sun TV Network Ltd.	20,137	266
	Kajaria Ceramics Ltd.	25,055	264
	Bharat Electronics Ltd.	91,014	260
	Bajaj Holdings & Investment Ltd.	5,656	259
	Reliance Capital Ltd.	29,023	259
	Berger Paints India Ltd.	62,801	258
	United Breweries Ltd.	16,015	254
	Divi's Laboratories Ltd.	18,333	250
	Muthoot Finance Ltd.	32,648	249
*	Suzlon Energy Ltd.	946,139	248
*	Future Retail Ltd.	30,394	245
	ABB India Ltd.	11,390	244
	Emami Ltd.	12,037	234
	Reliance Infrastructure Ltd.	30,091	234
	Indraprastha Gas Ltd.	9,418	230
	Hindustan Zinc Ltd.	47,157	230

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sadbhav Engineering Ltd.	46,439	227
Gillette India Ltd.	2,396	221
Cox & Kings Ltd.	53,979	218
Arvind Ltd.	35,132	218
Manappuram Finance Ltd.	139,248	217
* TI Financial Holdings Ltd.	16,493	212
NCC Ltd.	124,641	210
Dalmia Bharat Ltd.	4,462	206
Balkrishna Industries Ltd.	7,811	206
Canara Bank	32,748	205
* Bank of India	68,499	202
AIA Engineering Ltd.	9,421	200
Petronet LNG Ltd.	49,296	198
Ramco Cements Ltd.	17,456	194
Care Ratings Ltd.	8,295	193
Cummins India Ltd.	13,668	191
National Aluminium Co. Ltd.	129,187	191
Escorts Ltd.	16,201	191
PI Industries Ltd.	14,988	190
JSW Energy Ltd.	144,094	190
Tata Communications Ltd.	17,873	189
Engineers India Ltd.	65,466	188
Gujarat Gas Ltd.	13,314	188
Adani Enterprises Ltd.	91,233	187
IRB Infrastructure Developers Ltd.	48,800	183
GRUH Finance Ltd.	23,649	182
* CG Power and Industrial Solutions Ltd.	141,656	182
Whirlpool of India Ltd.	8,466	180
Apollo Tyres Ltd.	46,583	177
Oberoi Realty Ltd.	23,982	176
Coromandel International Ltd.	21,928	174
Jain Irrigation Systems Ltd.	108,444	172
ICICI Bank Ltd. ADR	18,742	172
Biocon Ltd.	30,687	170
Jubilant Life Sciences Ltd.	17,164	170
* GMR Infrastructure Ltd.	570,405	169
Indian Hotels Co. Ltd.	96,294	169
Gujarat State Petronet Ltd.	53,161	168
South Indian Bank Ltd.	343,838	163
Torrent Pharmaceuticals Ltd.	8,262	162
Ceat Ltd.	6,232	161
Century Textiles & Industries Ltd.	7,450	157
Prestige Estates Projects Ltd.	32,922	155
* Jet Airways India Ltd.	17,084	154
Srei Infrastructure Finance Ltd.	85,989	152
Karur Vysya Bank Ltd.	77,696	152
Castrol India Ltd.	24,456	151
Hexaware Technologies Ltd.	33,864	149
Tata Global Beverages Ltd.	42,253	148
* Housing Development & Infrastructure Ltd.	162,170	148
* Union Bank of India	53,892	147
* Godrej Properties Ltd.	13,999	147
PTC India Ltd.	76,646	146
Repco Home Finance Ltd.	15,230	146
Supreme Industries Ltd.	8,322	145
Indian Bank	29,873	145
2 InterGlobe Aviation Ltd.	7,456	144
* IDBI Bank Ltd.	147,071	142
Balrampur Chini Mills Ltd.	53,447	142
Karnataka Bank Ltd.	55,925	140
Sundaram Finance Ltd.	5,136	139
Cholamandalam Investment and Finance Co. Ltd.	7,762	138
Godrej Industries Ltd.	14,509	133
Exide Industries Ltd.	40,848	132

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
WABCO India Ltd.	1,338	132
* JM Financial Ltd.	51,633	131
Blue Dart Express Ltd.	2,017	131
PVR Ltd.	6,051	130
* Adani Power Ltd.	255,923	130
* Syndicate Bank	101,228	129
* Jammu & Kashmir Bank Ltd.	100,097	128
GlaxoSmithKline Pharmaceuticals Ltd.	3,178	127
* Andhra Bank	123,225	126
Persistent Systems Ltd.	12,422	125
Bajaj Corp. Ltd.	16,912	122
Strides Shasun Ltd.	9,442	121
* Sintex Plastics Technology Ltd.	83,541	120
* Just Dial Ltd.	16,622	120
Mahanagar Gas Ltd.	6,429	119
Jindal Saw Ltd.	61,019	118
* Reliance Power Ltd.	185,943	117
Symphony Ltd.	5,172	117
Bayer CropScience Ltd.	1,959	117
PC Jeweller Ltd.	21,484	116
Raymond Ltd.	8,316	115
GE T&D India Ltd.	18,902	114
Sanofi India Ltd.	1,742	112
Pfizer Ltd.	4,184	112
Vijaya Bank	106,806	109
Kaveri Seed Co. Ltd.	11,523	102
Ajanta Pharma Ltd.	5,388	102
IDFC Ltd.	103,749	101
* Equitas Holdings Ltd.	44,263	101
2 Laurus Labs Ltd.	12,108	101
McLeod Russel India Ltd.	39,170	100
Gujarat Fluorochemicals Ltd.	6,978	100
Mangalore Refinery & Petrochemicals Ltd.	45,416	100
* Central Bank of India	79,029	100
* Allahabad Bank	81,980	99
* Oriental Bank of Commerce	45,611	99
Gujarat Pipavav Port Ltd.	44,750	98
Torrent Power Ltd.	23,118	97
* Sun Pharma Advanced Research Co. Ltd.	14,830	96
* Jaiprakash Associates Ltd.	332,131	95
Redington India Ltd.	38,482	94
* IFCI Ltd.	247,622	93
Ipca Laboratories Ltd.	11,247	93
* TV18 Broadcast Ltd.	137,341	93
Welspun India Ltd.	88,190	91
* Shree Renuka Sugars Ltd.	404,761	90
Amara Raja Batteries Ltd.	8,322	90
* Aditya Birla Fashion and Retail Ltd.	35,555	86
* Shipping Corp. of India Ltd.	59,488	85
Welspun Corp. Ltd.	36,272	82
* Fortis Healthcare Ltd.	36,791	82
Gateway Distriparks Ltd.	19,308	79
* Adani Transmission Ltd.	24,446	79
Thermax Ltd.	5,117	78
SRF Ltd.	2,950	77
Chambal Fertilizers and Chemicals Ltd.	32,741	76
India Cements Ltd.	24,791	74
Motilal Oswal Financial Services Ltd.	3,496	74
VA Tech Wabag Ltd.	8,071	73
2 Syngene International Ltd.	9,331	73
Varun Beverages Ltd.	9,232	72
* Thomas Cook India Ltd.	18,762	69
KPIT Technologies Ltd.	30,090	69
Alembic Pharmaceuticals Ltd.	8,754	68

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Mahindra CIE Automotive Ltd.	17,526	68
Gujarat Mineral Development Corp. Ltd.	24,509	66
* Reliance Communications Ltd.	245,174	65
Great Eastern Shipping Co. Ltd.	10,667	64
* Hindustan Construction Co. Ltd.	103,619	64
* Dish TV India Ltd.	50,292	60
Marksans Pharma Ltd.	86,069	60
Sintex Industries Ltd.	128,392	53
Sobha Ltd.	6,672	52
Wockhardt Ltd.	5,121	51
* RattanIndia Power Ltd.	553,078	49
2 Dr Lal PathLabs Ltd.	3,618	43
Multi Commodity Exchange of India Ltd.	2,593	42
* Reliance Home Finance Ltd.	29,023	39
GE Power India Ltd.	3,629	38
* Corp Bank	49,046	34
* Indian Hotels Co. Ltd. Rights Receipt Line	19,258	34
* Bajaj Hindusthan Sugar Ltd.	139,539	32
Radico Khaitan Ltd.	8,653	29
Indiabulls Ventures Ltd.	6,248	28
* Unitech Ltd.	198,930	21
* Rolta India Ltd.	18,714	16
* DEN Networks Ltd.	10,752	14
* Videocon Industries Ltd.	54,258	13
* Indian Overseas Bank	27,269	11
* Karur Vysya Bank Ltd. Rights Exp. 11/10/2017	12,949	10
* UCO Bank	17,873	9
* Amtek Auto Ltd.	19,970	8
		166,277
Indonesia (0.2%)
Bank Central Asia Tbk PT	2,635,328	4,060
Telekomunikasi Indonesia Persero Tbk PT	12,939,340	3,861
Bank Rakyat Indonesia Persero Tbk PT	2,898,178	3,334
Astra International Tbk PT	5,587,830	3,296
Bank Mandiri Persero Tbk PT	5,113,532	2,656
Unilever Indonesia Tbk PT	306,300	1,120
Bank Negara Indonesia Persero Tbk PT	1,977,630	1,109
United Tractors Tbk PT	419,460	1,072
Indofood Sukses Makmur Tbk PT	1,223,800	740
Gudang Garam Tbk PT	133,400	688
Indocement Tunggal Prakarsa Tbk PT	396,900	657
Hanjaya Mandala Sampoerna Tbk PT	2,137,800	627
Semen Indonesia Persero Tbk PT	735,200	591
Kalbe Farma Tbk PT	4,633,200	547
Adaro Energy Tbk PT	3,993,500	537
Indofood CBP Sukses Makmur Tbk PT	699,300	454
Charoen Pokphand Indonesia Tbk PT	1,837,600	447
Matahari Department Store Tbk PT	577,800	366
Perusahaan Gas Negara Persero Tbk	2,666,200	362
Pakuwon Jati Tbk PT	7,083,400	329
Bank Danamon Indonesia Tbk PT	866,000	326
Jasa Marga Persero Tbk PT	677,017	324
Ciputra Development Tbk PT	3,585,330	320
Surya Citra Media Tbk PT	1,789,200	284
Lippo Karawaci Tbk PT	5,076,000	258
Bumi Serpong Damai Tbk PT	1,980,200	251
Tower Bersama Infrastructure Tbk PT	477,300	240
Summarecon Agung Tbk PT	2,915,900	223
* XL Axiata Tbk PT	890,300	222
AKR Corporindo Tbk PT	359,800	198
Japfa Comfeed Indonesia Tbk PT	1,833,500	186
Indo Tambangraya Megah Tbk PT	108,800	178
Bank Tabungan Negara Persero Tbk PT	743,100	151
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	812,600	147

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Tambang Batubara Bukit Asam Persero Tbk PT	168,200	142
	Ace Hardware Indonesia Tbk PT	1,449,000	134
	Semen Baturaja Persero TBK PT	648,400	133
	Waskita Karya Persero Tbk PT	838,374	131
	Media Nusantara Citra Tbk PT	1,051,100	121
*	Aneka Tambang Persero Tbk PT	2,541,300	121
	Mitra Adiperkasa Tbk PT	240,500	116
	Kawasan Industri Jababeka Tbk PT	5,172,557	116
	Pembangunan Perumahan Persero Tbk PT	528,300	111
	Link Net Tbk PT	246,700	91
	Wijaya Karya Persero Tbk PT	623,745	91
*	Vale Indonesia Tbk PT	414,700	90
	Astra Agro Lestari Tbk PT	82,055	88
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	81
	Ramayana Lestari Sentosa Tbk PT	1,190,900	80
	Alam Sutera Realty Tbk PT	2,431,200	73
	Wijaya Karya Beton Tbk PT	1,298,600	63
	Adhi Karya Persero Tbk PT	348,200	56
*	Panin Financial Tbk PT	3,164,200	55
	Global Mediacom Tbk PT	1,211,000	52
*	Medco Energi Internasional Tbk PT	746,000	43
	Intiland Development Tbk PT	1,328,600	38
*	Eagle High Plantations Tbk PT	2,054,500	37
	Gajah Tunggal Tbk PT	720,000	37
*	Matahari Putra Prima Tbk PT	838,300	36
*	Tiga Pilar Sejahtera Food Tbk	480,600	35
*	Siloam International Hospitals Tbk PT	43,483	31
	Surya Semesta Internusa Tbk PT	704,600	31
	Agung Podomoro Land Tbk PT	1,547,500	30
*	Krakatau Steel Persero Tbk PT	810,647	29
	Timah Persero Tbk PT	473,400	29
	Bekasi Fajar Industrial Estate Tbk PT	1,002,100	21
*	Lippo Cikarang Tbk PT	69,300	19
*,3	Berlian Laju Tanker Tbk PT	968,000	14
	BISI International Tbk PT	92,500	11
			32,547
Ireland (0.1%)
	Kerry Group plc Class A	40,047	4,033
	Bank of Ireland Group plc	251,903	1,974
*	ICON plc	14,500	1,723
	Kingspan Group plc	39,810	1,664
	Glanbia plc	55,659	1,077
*	Allied Irish Banks plc	177,737	1,051
*	Prothena Corp. plc	11,900	691
*	Ryanair Holdings plc	22,790	449
*	Cairn Homes plc	183,790	382
	Green REIT plc	192,362	338
	Irish Continental Group plc	49,543	330
	Hibernia REIT plc	186,006	319
	C&C Group plc	91,201	312
	Origin Enterprises plc	28,396	225
*	Permanent TSB Group Holdings plc	26,375	60
*	Ryanair Holdings plc ADR	23	3
*,3	Irish Bank Resolution Corp. Ltd.	14,385	—
			14,631
Israel (0.2%)
	Teva Pharmaceutical Industries Ltd.	248,651	3,429
	Bank Leumi Le-Israel BM	399,592	2,209
	Bank Hapoalim BM	285,567	2,022
	Nice Ltd.	16,073	1,338
	Elbit Systems Ltd.	6,314	937
*	Tower Semiconductor Ltd.	25,792	854
*	Israel Discount Bank Ltd. Class A	311,734	828
	Frutarom Industries Ltd.	9,453	778

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Bezeq The Israeli Telecommunication Corp. Ltd.	521,009	778
	Israel Chemicals Ltd.	152,841	637
	Mizrahi Tefahot Bank Ltd.	34,394	621
*	Mellanox Technologies Ltd.	12,739	596
	Azrieli Group Ltd.	7,943	449
	First International Bank Of Israel Ltd.	21,249	403
*	Mazor Robotics Ltd.	10,701	344
	Paz Oil Co. Ltd.	1,815	296
	Alony Hetz Properties & Investments Ltd.	26,745	277
	Harel Insurance Investments & Financial Services Ltd.	36,575	250
	Strauss Group Ltd.	11,068	225
	Gazit-Globe Ltd.	23,638	225
*	Nova Measuring Instruments Ltd.	7,371	225
*	Airport City Ltd.	16,887	216
*	Cellcom Israel Ltd. (Registered)	21,946	212
	Reit 1 Ltd.	52,803	212
	Oil Refineries Ltd.	346,880	178
	Delek Group Ltd.	997	164
	Shufersal Ltd.	23,960	152
*	Jerusalem Economy Ltd.	55,259	149
	Melisron Ltd.	2,819	147
*	Israel Corp. Ltd.	774	145
*	Partner Communications Co. Ltd.	25,426	135
*	Jerusalem Oil Exploration	2,482	134
*	Brack Capital Properties NV	1,128	123
	Amot Investments Ltd.	18,840	111
	Sella Capital Real Estate Ltd.	44,991	90
	Matrix IT Ltd.	8,201	90
	IDI Insurance Co. Ltd.	1,332	89
	Shikun & Binui Ltd.	35,075	83
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,678	82
*	Phoenix Holdings Ltd.	16,138	80
	Delek Automotive Systems Ltd.	9,988	75
*	Clal Insurance Enterprises Holdings Ltd.	3,854	74
	Naphtha Israel Petroleum Corp. Ltd.	11,590	67
	Menora Mivtachim Holdings Ltd.	4,821	60
	Norstar Holdings Inc.	3,315	60
*	Africa Israel Properties Ltd.	2,364	56
	Migdal Insurance & Financial Holding Ltd.	47,854	56
	Electra Ltd.	237	54
*	Gilat Satellite Networks Ltd.	7,449	53
*	B Communications Ltd.	3,139	49
	Formula Systems 1985 Ltd.	1,047	43
	Delta-Galil Industries Ltd.	1,206	39
	Bayside Land Corp.	79	37
	Big Shopping Centers Ltd.	452	33
*	Allot Communications Ltd.	4,912	27
*	Kenon Holdings Ltd.	1,533	26
*	Kamada Ltd.	5,171	26
	Teva Pharmaceutical Industries Ltd. ADR	1,664	23
*	Ceragon Networks Ltd.	6,042	13
*	Evogene Ltd.	2,628	11
*	AudioCodes Ltd.	1,391	10
			21,205
Italy (0.9%)
	Enel SPA	2,111,179	13,093
	Intesa Sanpaolo SPA (Registered)	3,461,192	11,636
*	UniCredit SPA	606,782	11,596
	Eni SPA	678,728	11,096
	Assicurazioni Generali SPA	356,558	6,489
*	Fiat Chrysler Automobiles NV	296,945	5,135
	Atlantia SPA	146,385	4,772
	Ferrari NV	34,336	4,111
	Snam SPA	658,615	3,363

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	CNH Industrial NV	257,402	3,284
*	Telecom Italia SPA (Registered)	3,356,976	2,905
	Luxottica Group SPA	41,527	2,381
	Terna Rete Elettrica Nazionale SPA	377,281	2,276
	Prysmian SPA	56,592	1,947
	EXOR NV	28,553	1,830
	Mediobanca SPA	161,650	1,771
	Leonardo SPA	100,660	1,738
*	Banco BPM SPA	398,634	1,388
	Moncler SPA	46,429	1,318
	Recordati SPA	26,668	1,239
	Unione di Banche Italiane SPA	260,700	1,224
	Davide Campari-Milano SPA	151,551	1,214
	FinecoBank Banca Fineco SPA	113,470	1,061
2	Poste Italiane SPA	137,550	1,005
	Tenaris SA ADR	35,578	970
	Telecom Italia SPA (Bearer)	1,296,780	921
	Intesa Sanpaolo SPA	289,788	913
	Interpump Group SPA	23,147	779
	Italgas SPA	130,650	763
*,2	Pirelli & C SPA	95,718	753
	Tenaris SA	54,450	743
	A2A SPA	416,111	715
	Hera SPA	214,052	689
*	Brembo SPA	41,072	678
	Cerved Information Solutions SPA	47,228	607
	Saipem SPA	141,266	594
	Banca Mediolanum SPA	66,757	569
	BPER Banca	115,051	560
	Azimut Holding SPA	27,947	552
*,^	Yoox Net-A-Porter Group SPA	14,600	545
	Unipol Gruppo SPA	119,962	541
	DiaSorin SPA	5,622	511
	Buzzi Unicem SPA	18,356	511
	UnipolSai Assicurazioni SPA	223,410	508
	Banca Generali SPA	15,105	497
	Societa Cattolica di Assicurazioni SC	45,070	488
	Amplifon SPA	31,378	477
	De' Longhi SPA	14,156	464
	Banca Popolare di Sondrio SCPA	110,129	436
2	Anima Holding SPA	56,609	430
2	Infrastrutture Wireless Italiane SPA	60,570	414
2	Enav SPA	86,759	413
	Autogrill SPA	31,088	407
*,^	Mediaset SPA	104,006	382
	Iren SPA	136,998	377
	Societa Iniziative Autostradali e Servizi SPA	21,961	374
	Salvatore Ferragamo SPA	13,689	359
	Industria Macchine Automatiche SPA	4,004	359
	Saras SPA	129,276	345
	Banca IFIS SPA	6,213	339
	Brunello Cucinelli SPA	9,797	329
	Tod's SPA	4,506	300
2	OVS SPA	38,302	286
*	Reply SPA	5,184	276
	Ei Towers SPA	4,587	268
*	LivaNova plc	3,590	265
2	Technogym SPA	24,840	242
	Astaldi SPA	31,595	219
*	Fincantieri SPA	172,262	214
	ASTM SPA	7,472	207
	Credito Emiliano SPA	23,562	206
	Beni Stabili SpA SIIQ	229,643	203
2	RAI Way SPA	33,424	203

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Piaggio & C SPA	59,240	194
*,^	Credito Valtellinese SPA	53,482	189
	Buzzi Unicem SPA Savings Shares	11,877	188
	ERG SPA	11,221	187
	ACEA SPA	11,236	183
	Datalogic SPA	4,466	177
	MARR SPA	6,935	177
	Salini Impregilo SPA	41,504	175
	Maire Tecnimont SPA	28,657	161
	Parmalat SPA	42,053	159
	Immobiliare Grande Distribuzione SIIQ SPA	135,706	157
	Danieli & C Officine Meccaniche SPA	5,775	138
	CIR-Compagnie Industriali Riunite SPA	86,471	130
	Zignago Vetro SPA	13,478	126
*	Italmobiliare SPA	4,572	123
	Danieli & C Officine Meccaniche SPA RSP	6,539	109
*,^	Juventus Football Club SPA	113,088	98
	Cementir Holding SPA	10,694	91
	Cairo Communication SPA	15,486	79
*	Arnoldo Mondadori Editore SPA	24,213	63
^	Geox SPA	10,796	47
*	Rizzoli Corriere Della Sera Mediagroup SPA	29,726	45
	Cofide SPA	48,461	35
*	GEDI Gruppo Editoriale SPA	36,169	32
*,^	Banca Carige SPA	121,503	30
	Esprinet SPA	4,334	21
*	Safilo Group SPA	3,221	20
			124,207
Japan (8.3%)
	Toyota Motor Corp.	709,794	44,026
	Mitsubishi UFJ Financial Group Inc.	3,491,960	23,686
	SoftBank Group Corp.	231,625	20,527
	Honda Motor Co. Ltd.	484,541	15,184
	Sumitomo Mitsui Financial Group Inc.	363,348	14,557
	Sony Corp.	344,500	14,412
	Keyence Corp.	24,366	13,529
	KDDI Corp.	495,800	13,209
	Mizuho Financial Group Inc.	6,909,207	12,553
	FANUC Corp.	53,104	12,417
	Takeda Pharmaceutical Co. Ltd.	208,653	11,765
	Shin-Etsu Chemical Co. Ltd.	111,094	11,716
	Nintendo Co. Ltd.	29,196	11,327
	Japan Tobacco Inc.	325,382	10,770
	Canon Inc.	282,700	10,620
	Hitachi Ltd.	1,262,688	10,055
	East Japan Railway Co.	101,185	9,813
	Mitsubishi Electric Corp.	541,715	9,271
	Central Japan Railway Co.	49,317	8,958
	Nippon Telegraph & Telephone Corp.	182,000	8,799
	Panasonic Corp.	581,644	8,782
	Seven & i Holdings Co. Ltd.	212,300	8,557
	Nidec Corp.	64,006	8,512
	NTT DOCOMO Inc.	350,348	8,485
	Mitsubishi Corp.	353,200	8,271
	Tokio Marine Holdings Inc.	191,133	8,239
	Murata Manufacturing Co. Ltd.	51,908	8,158
	Komatsu Ltd.	249,615	8,156
	Bridgestone Corp.	170,734	8,156
	Daikin Industries Ltd.	72,879	8,054
	Recruit Holdings Co. Ltd.	325,610	7,983
	Kao Corp.	131,848	7,968
	Astellas Pharma Inc.	568,800	7,570
	Tokyo Electron Ltd.	42,900	7,554
	Denso Corp.	133,200	7,336

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Mitsui & Co. Ltd.	466,900	6,973
ITOCHU Corp.	390,700	6,844
Daiwa House Industry Co. Ltd.	177,900	6,521
Suzuki Motor Corp.	112,181	6,145
ORIX Corp.	354,760	6,100
Mitsui Fudosan Co. Ltd.	259,300	6,052
SMC Corp.	15,800	6,044
Dai-ichi Life Holdings Inc.	310,200	5,924
Mitsubishi Estate Co. Ltd.	323,891	5,874
Subaru Corp.	167,500	5,787
Kyocera Corp.	86,300	5,772
Kubota Corp.	306,600	5,769
Hoya Corp.	102,900	5,591
Kirin Holdings Co. Ltd.	230,700	5,538
Nomura Holdings Inc.	927,200	5,306
Nippon Steel & Sumitomo Metal Corp.	215,874	5,176
Nissan Motor Co. Ltd.	524,201	5,098
Otsuka Holdings Co. Ltd.	117,300	4,900
Asahi Group Holdings Ltd.	105,200	4,803
Fast Retailing Co. Ltd.	14,100	4,718
MS&AD Insurance Group Holdings Inc.	136,901	4,651
Sumitomo Corp.	315,000	4,556
JXTG Holdings Inc.	876,807	4,528
FUJIFILM Holdings Corp.	108,300	4,430
Shiseido Co. Ltd.	106,100	4,376
Shionogi & Co. Ltd.	80,600	4,339
Toray Industries Inc.	420,200	4,253
Eisai Co. Ltd.	76,100	4,235
Japan Post Holdings Co. Ltd.	365,015	4,223
Fujitsu Ltd.	539,406	4,203
Oriental Land Co. Ltd.	52,400	4,191
Daiichi Sankyo Co. Ltd.	181,900	4,178
Secom Co. Ltd.	54,800	4,173
Asahi Kasei Corp.	343,300	4,157
Sumitomo Mitsui Trust Holdings Inc.	104,546	4,126
Sompo Holdings Inc.	100,175	4,027
Sumitomo Realty & Development Co. Ltd.	118,846	3,980
Nitto Denko Corp.	42,800	3,980
Mitsubishi Chemical Holdings Corp.	356,684	3,726
West Japan Railway Co.	51,200	3,610
Sumitomo Electric Industries Ltd.	210,700	3,587
Terumo Corp.	86,000	3,584
Daito Trust Construction Co. Ltd.	20,052	3,506
Resona Holdings Inc.	592,106	3,201
Taisei Corp.	57,503	3,186
Mitsubishi Heavy Industries Ltd.	80,887	3,165
JFE Holdings Inc.	142,000	3,052
Sekisui House Ltd.	160,400	2,999
* Toshiba Corp.	1,036,000	2,995
MEIJI Holdings Co. Ltd.	36,534	2,987
Aeon Co. Ltd.	192,800	2,982
Omron Corp.	52,700	2,953
Nitori Holdings Co. Ltd.	20,300	2,950
Shimano Inc.	21,400	2,928
Olympus Corp.	76,600	2,851
Tokyo Gas Co. Ltd.	113,800	2,839
Sumitomo Chemical Co. Ltd.	402,492	2,829
Chugai Pharmaceutical Co. Ltd.	59,300	2,827
Marubeni Corp.	418,228	2,804
Ajinomoto Co. Inc.	138,100	2,778
Daiwa Securities Group Inc.	439,000	2,752
Ono Pharmaceutical Co. Ltd.	120,000	2,750
Makita Corp.	65,200	2,732
Toyota Industries Corp.	43,800	2,696

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sysmex Corp.	38,934	2,665
Kansai Electric Power Co. Inc.	194,400	2,662
Inpex Corp.	244,200	2,615
Japan Exchange Group Inc.	143,900	2,594
Dentsu Inc.	60,349	2,581
Chubu Electric Power Co. Inc.	198,970	2,566
T&D Holdings Inc.	163,900	2,557
Kajima Corp.	245,000	2,541
Sumitomo Metal Mining Co. Ltd.	63,000	2,485
Aisin Seiki Co. Ltd.	47,700	2,471
TDK Corp.	32,000	2,459
Hankyu Hanshin Holdings Inc.	61,200	2,386
Obayashi Corp.	179,900	2,355
Yamaha Motor Co. Ltd.	77,600	2,329
Rakuten Inc.	217,600	2,329
Unicharm Corp.	102,300	2,328
Yakult Honsha Co. Ltd.	27,200	2,249
Rohm Co. Ltd.	23,600	2,197
Isuzu Motors Ltd.	149,120	2,178
Toyota Tsusho Corp.	59,500	2,164
Mazda Motor Corp.	149,200	2,154
Yaskawa Electric Corp.	58,963	2,113
Koito Manufacturing Co. Ltd.	31,100	2,085
Tokyu Corp.	137,000	2,072
MINEBEA MITSUMI Inc.	112,084	2,055
MISUMI Group Inc.	75,000	2,055
Osaka Gas Co. Ltd.	105,400	2,042
Asahi Glass Co. Ltd.	51,400	2,014
Dai Nippon Printing Co. Ltd.	82,000	1,966
NTT Data Corp.	167,900	1,956
Sekisui Chemical Co. Ltd.	96,300	1,944
LIXIL Group Corp.	69,500	1,914
Yamato Holdings Co. Ltd.	93,200	1,906
Kuraray Co. Ltd.	96,100	1,893
TOTO Ltd.	38,500	1,886
Kintetsu Group Holdings Co. Ltd.	48,000	1,846
Ryohin Keikaku Co. Ltd.	6,207	1,831
Concordia Financial Group Ltd.	342,279	1,813
* Tokyo Electric Power Co. Holdings Inc.	437,900	1,797
NEC Corp.	65,100	1,786
Disco Corp.	7,700	1,784
Shimizu Corp.	151,200	1,780
Bandai Namco Holdings Inc.	51,200	1,755
NSK Ltd.	121,600	1,751
Seiko Epson Corp.	72,200	1,723
Yamaha Corp.	43,800	1,721
Nikon Corp.	89,700	1,703
Ricoh Co. Ltd.	181,700	1,686
Tohoku Electric Power Co. Inc.	125,900	1,652
* Renesas Electronics Corp.	127,700	1,651
Kikkoman Corp.	48,050	1,649
Trend Micro Inc.	30,600	1,641
Tosoh Corp.	75,490	1,629
NH Foods Ltd.	56,000	1,611
Mitsui Chemicals Inc.	52,200	1,610
M3 Inc.	53,569	1,598
Odakyu Electric Railway Co. Ltd.	81,500	1,594
Tobu Railway Co. Ltd.	53,800	1,578
Yahoo Japan Corp.	349,300	1,562
Suntory Beverage & Food Ltd.	33,500	1,541
Alps Electric Co. Ltd.	50,300	1,539
Brother Industries Ltd.	63,000	1,533
Stanley Electric Co. Ltd.	41,100	1,517
Nippon Paint Holdings Co. Ltd.	43,000	1,517

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Santen Pharmaceutical Co. Ltd.	94,900	1,508
Shimadzu Corp.	71,800	1,493
Nissan Chemical Industries Ltd.	38,900	1,451
* Nexon Co. Ltd.	53,900	1,450
Sumco Corp.	64,626	1,423
Kyushu Railway Co.	44,424	1,420
Toppan Printing Co. Ltd.	139,000	1,414
Kyushu Electric Power Co. Inc.	123,900	1,413
NGK Insulators Ltd.	70,700	1,400
Mitsubishi Motors Corp.	173,400	1,389
Keikyu Corp.	67,000	1,386
Kansai Paint Co. Ltd.	53,800	1,383
Nabtesco Corp.	34,800	1,382
Japan Post Bank Co. Ltd.	108,535	1,375
Shizuoka Bank Ltd.	141,000	1,372
Kawasaki Heavy Industries Ltd.	38,900	1,357
Keio Corp.	30,800	1,344
Lion Corp.	69,800	1,343
Chiba Bank Ltd.	175,000	1,341
Oji Holdings Corp.	226,000	1,325
Don Quijote Holdings Co. Ltd.	31,300	1,313
Start Today Co. Ltd.	47,600	1,304
Mitsubishi Tanabe Pharma Corp.	59,200	1,303
FamilyMart UNY Holdings Co. Ltd.	22,871	1,300
Hoshizaki Corp.	13,582	1,285
Hirose Electric Co. Ltd.	8,530	1,283
Sumitomo Heavy Industries Ltd.	30,200	1,269
Mitsubishi Materials Corp.	33,334	1,268
Nippon Express Co. Ltd.	19,900	1,263
Taiheiyo Cement Corp.	31,400	1,255
Mitsubishi Gas Chemical Co. Inc.	51,100	1,250
IHI Corp.	34,700	1,250
Kyowa Hakko Kirin Co. Ltd.	67,300	1,242
Konami Holdings Corp.	25,300	1,232
Obic Co. Ltd.	18,600	1,231
*,^ Sharp Corp.	38,631	1,229
Nisshin Seifun Group Inc.	69,720	1,225
Aozora Bank Ltd.	31,290	1,225
Daifuku Co. Ltd.	25,000	1,219
Fuji Electric Co. Ltd.	166,388	1,206
Yokogawa Electric Corp.	63,200	1,201
ANA Holdings Inc.	31,200	1,199
Nomura Research Institute Ltd.	28,123	1,192
Tsuruha Holdings Inc.	9,600	1,190
Persol Holdings Co. Ltd.	47,200	1,170
Mebuki Financial Group Inc.	278,650	1,163
Nissin Foods Holdings Co. Ltd.	18,400	1,159
Showa Denko KK	34,500	1,156
NGK Spark Plug Co. Ltd.	50,200	1,146
Keisei Electric Railway Co. Ltd.	37,200	1,124
Hamamatsu Photonics KK	34,500	1,117
THK Co. Ltd.	30,500	1,113
Idemitsu Kosan Co. Ltd.	37,500	1,096
Hisamitsu Pharmaceutical Co. Inc.	19,900	1,096
USS Co. Ltd.	54,100	1,094
Haseko Corp.	74,900	1,088
Amada Holdings Co. Ltd.	87,100	1,082
Coca-Cola Bottlers Japan Inc.	30,875	1,080
Isetan Mitsukoshi Holdings Ltd.	99,000	1,079
Japan Airlines Co. Ltd.	31,500	1,078
Electric Power Development Co. Ltd.	42,300	1,066
Pigeon Corp.	29,900	1,061
Suruga Bank Ltd.	46,500	1,059
Seibu Holdings Inc.	59,188	1,058

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Daicel Corp.	84,400	1,054
Nagoya Railroad Co. Ltd.	46,400	1,042
J Front Retailing Co. Ltd.	69,000	1,024
Bank of Kyoto Ltd.	19,400	1,019
Advantest Corp.	44,400	1,014
Konica Minolta Inc.	115,600	1,014
Toho Co. Ltd.	30,600	1,014
Sojitz Corp.	334,748	1,010
Yamada Denki Co. Ltd.	189,460	1,008
Fukuoka Financial Group Inc.	195,000	1,006
Teijin Ltd.	47,400	1,003
JTEKT Corp.	60,300	999
Furukawa Electric Co. Ltd.	16,300	992
Alfresa Holdings Corp.	51,700	988
JSR Corp.	50,100	971
Hitachi Construction Machinery Co. Ltd.	28,300	971
Ebara Corp.	26,900	968
Tokyu Fudosan Holdings Corp.	145,186	952
Ube Industries Ltd.	30,900	949
Kobayashi Pharmaceutical Co. Ltd.	16,400	948
JGC Corp.	56,100	941
Kose Corp.	7,700	936
Kurita Water Industries Ltd.	29,400	934
Hakuhodo DY Holdings Inc.	67,500	934
Hulic Co. Ltd.	90,500	934
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	929
Toyo Suisan Kaisha Ltd.	24,100	927
* Nippon Yusen KK	42,900	907
Mitsui OSK Lines Ltd.	29,539	905
Hino Motors Ltd.	70,200	904
Nippon Electric Glass Co. Ltd.	22,100	902
Casio Computer Co. Ltd.	60,900	899
Nippon Shinyaku Co. Ltd.	12,600	893
Otsuka Corp.	12,900	879
Sumitomo Rubber Industries Ltd.	46,000	873
Credit Saison Co. Ltd.	42,900	864
Sohgo Security Services Co. Ltd.	17,800	858
Chugoku Electric Power Co. Inc.	76,900	857
Ulvac Inc.	12,100	857
SBI Holdings Inc.	53,440	843
Rinnai Corp.	9,800	840
Lawson Inc.	12,800	836
Sega Sammy Holdings Inc.	58,500	824
Hitachi Chemical Co. Ltd.	28,600	816
Mabuchi Motor Co. Ltd.	15,500	813
Asahi Intecc Co. Ltd.	14,000	808
Suzuken Co. Ltd.	22,360	806
CyberAgent Inc.	26,000	805
Nihon M&A Center Inc.	16,800	804
Marui Group Co. Ltd.	52,500	804
Denka Co. Ltd.	23,800	795
Hitachi High-Technologies Corp.	18,900	791
Toyo Seikan Group Holdings Ltd.	44,400	785
Square Enix Holdings Co. Ltd.	19,400	782
NOK Corp.	31,800	781
Gunma Bank Ltd.	121,200	780
SCREEN Holdings Co. Ltd.	9,800	768
MediPal Holdings Corp.	41,000	761
Tsumura & Co.	20,300	754
Kamigumi Co. Ltd.	31,500	754
Asics Corp.	49,200	752
Keihan Holdings Co. Ltd.	24,600	752
Air Water Inc.	39,100	750
DIC Corp.	20,200	750

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hiroshima Bank Ltd.	88,500	749
	Oracle Corp. Japan	8,800	745
	Kewpie Corp.	29,800	743
	Ezaki Glico Co. Ltd.	13,400	743
	Yamaguchi Financial Group Inc.	61,000	739
	Mitsui Mining & Smelting Co. Ltd.	14,200	739
	DeNA Co. Ltd.	31,400	738
	Azbil Corp.	16,800	734
	Takashimaya Co. Ltd.	79,000	727
	Sony Financial Holdings Inc.	43,600	724
	Seven Bank Ltd.	195,300	722
	Iida Group Holdings Co. Ltd.	37,381	717
	Nomura Real Estate Holdings Inc.	32,300	711
	TIS Inc.	22,800	710
	Park24 Co. Ltd.	30,600	707
	Matsumotokiyoshi Holdings Co. Ltd.	9,800	705
*,^	PeptiDream Inc.	22,200	704
	COMSYS Holdings Corp.	27,800	704
	Sundrug Co. Ltd.	16,100	701
	Shinsei Bank Ltd.	41,500	700
	Hikari Tsushin Inc.	5,400	699
	Nippon Kayaku Co. Ltd.	44,000	699
	Fujikura Ltd.	79,400	693
	Relo Group Inc.	27,900	691
	Shimamura Co. Ltd.	6,200	691
	Tokyo Tatemono Co. Ltd.	49,200	690
	Hachijuni Bank Ltd.	109,900	688
	Nichirei Corp.	26,700	687
	Hitachi Metals Ltd.	52,800	684
	Nankai Electric Railway Co. Ltd.	26,400	683
	Calbee Inc.	20,200	682
	Miraca Holdings Inc.	14,600	679
	AEON Financial Service Co. Ltd.	31,600	679
	Horiba Ltd.	11,300	673
*,^	Kobe Steel Ltd.	79,500	671
	Kagome Co. Ltd.	20,000	666
	Toho Gas Co. Ltd.	23,800	665
	Sumitomo Dainippon Pharma Co. Ltd.	45,900	655
	Yamazaki Baking Co. Ltd.	36,000	648
	Nifco Inc.	9,901	646
	Topcon Corp.	30,500	645
	Kinden Corp.	38,000	642
	NTN Corp.	132,000	641
	Kaneka Corp.	77,000	636
	Toyo Tire & Rubber Co. Ltd.	28,000	634
	Iyo Bank Ltd.	72,800	628
	Nippon Shokubai Co. Ltd.	8,300	626
	Rohto Pharmaceutical Co. Ltd.	27,100	626
	OKUMA Corp.	10,000	615
	Zenkoku Hosho Co. Ltd.	14,900	612
	Chugoku Bank Ltd.	42,600	611
	Kyushu Financial Group Inc.	95,170	605
	Sanwa Holdings Corp.	47,900	601
	Benesse Holdings Inc.	17,600	597
	Yokohama Rubber Co. Ltd.	26,300	591
	Kyowa Exeo Corp.	26,700	582
	Morinaga & Co. Ltd.	10,200	579
	Miura Co. Ltd.	24,600	579
	Toda Corp.	71,000	578
*,^	Kawasaki Kisen Kaisha Ltd.	22,101	577
	Pola Orbis Holdings Inc.	18,100	577
	House Foods Group Inc.	19,400	576
	Citizen Watch Co. Ltd.	77,800	572
	Tokai Carbon Co. Ltd.	56,700	567

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Aeon Mall Co. Ltd.	31,672	566
Mitsubishi UFJ Lease & Finance Co. Ltd.	106,900	564
Leopalace21 Corp.	75,300	562
Hokuhoku Financial Group Inc.	34,000	560
Zeon Corp.	42,000	559
* Acom Co. Ltd.	133,400	555
Daishi Bank Ltd.	11,300	553
Seino Holdings Co. Ltd.	37,900	553
Glory Ltd.	14,700	550
NOF Corp.	19,000	549
Daido Steel Co. Ltd.	8,600	545
Skylark Co. Ltd.	36,401	544
77 Bank Ltd.	21,400	544
Showa Shell Sekiyu KK	46,000	543
Sumitomo Forestry Co. Ltd.	32,200	542
Bic Camera Inc.	44,000	542
Welcia Holdings Co. Ltd.	14,200	539
Dowa Holdings Co. Ltd.	12,800	539
Sotetsu Holdings Inc.	20,800	537
Aoyama Trading Co. Ltd.	14,200	526
Sankyu Inc.	12,600	521
GS Yuasa Corp.	103,000	518
DMG Mori Co. Ltd.	25,600	516
Nishi-Nippon Financial Holdings Inc.	44,000	513
Shikoku Electric Power Co. Inc.	38,700	506
H2O Retailing Corp.	27,300	505
Ito En Ltd.	14,400	504
Izumi Co. Ltd.	9,700	503
Nagase & Co. Ltd.	29,500	501
Maruichi Steel Tube Ltd.	16,400	501
Daiichikosho Co. Ltd.	10,500	495
NHK Spring Co. Ltd.	43,100	493
Sugi Holdings Co. Ltd.	9,700	492
ADEKA Corp.	28,500	492
Nihon Kohden Corp.	22,000	490
Aica Kogyo Co. Ltd.	14,000	490
TS Tech Co. Ltd.	13,600	487
Tokyo Seimitsu Co. Ltd.	12,200	485
Amano Corp.	19,700	485
Kakaku.com Inc.	34,968	480
Toyoda Gosei Co. Ltd.	19,600	479
^ MonotaRO Co. Ltd.	17,290	476
K's Holdings Corp.	20,584	472
Sawai Pharmaceutical Co. Ltd.	8,300	471
Nishi-Nippon Railroad Co. Ltd.	17,600	471
Nippon Paper Industries Co. Ltd.	23,600	470
Sapporo Holdings Ltd.	14,800	469
Tokyo Century Corp.	10,700	467
Mitsubishi Logistics Corp.	18,000	466
Nippon Light Metal Holdings Co. Ltd.	157,600	464
Itochu Techno-Solutions Corp.	11,900	464
Penta-Ocean Construction Co. Ltd.	69,800	462
Nihon Parkerizing Co. Ltd.	28,000	459
Taiyo Nippon Sanso Corp.	38,200	459
Wacoal Holdings Corp.	16,000	457
Japan Steel Works Ltd.	18,000	456
Zensho Holdings Co. Ltd.	24,600	456
Tokuyama Corp.	16,000	454
Sumitomo Osaka Cement Co. Ltd.	99,000	453
Toyobo Co. Ltd.	23,400	451
SCSK Corp.	10,400	448
Taiyo Yuden Co. Ltd.	25,600	447
Kaken Pharmaceutical Co. Ltd.	8,800	446
Sankyo Co. Ltd.	13,700	442

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Cosmos Pharmaceutical Corp.	2,100	437
Toagosei Co. Ltd.	33,500	434
Ushio Inc.	31,300	434
Tokyo Ohka Kogyo Co. Ltd.	11,800	432
Kenedix Inc.	73,400	429
Ibiden Co. Ltd.	25,500	427
Maeda Corp.	34,000	426
Japan Lifeline Co. Ltd.	8,800	422
Kokuyo Co. Ltd.	23,500	421
Nipro Corp.	28,800	420
Canon Marketing Japan Inc.	16,500	415
Japan Airport Terminal Co. Ltd.	11,500	409
Kyudenko Corp.	9,200	406
Ariake Japan Co. Ltd.	5,300	405
Takara Holdings Inc.	41,100	402
Shochiku Co. Ltd.	2,700	402
Nisshinbo Holdings Inc.	33,400	401
Fuji Seal International Inc.	12,200	400
Cosmo Energy Holdings Co. Ltd.	17,400	400
Tadano Ltd.	26,000	396
Hitachi Kokusai Electric Inc.	14,300	396
Shima Seiki Manufacturing Ltd.	7,000	394
Morinaga Milk Industry Co. Ltd.	10,200	392
Trusco Nakayama Corp.	15,200	389
Nippon Suisan Kaisha Ltd.	63,300	387
Kanematsu Corp.	29,400	387
Jafco Co. Ltd.	7,800	386
Toyota Boshoku Corp.	19,100	385
Pilot Corp.	7,600	384
KYB Corp.	5,900	383
PALTAC Corp.	9,600	381
Nichias Corp.	29,000	378
* LINE Corp.	9,094	377
Nikkon Holdings Co. Ltd.	14,700	376
Toyo Ink SC Holdings Co. Ltd.	63,000	371
Tsubakimoto Chain Co.	43,000	371
Lintec Corp.	13,300	370
Fuji Machine Manufacturing Co. Ltd.	19,300	368
TechnoPro Holdings Inc.	8,000	367
Ain Holdings Inc.	5,300	363
Resorttrust Inc.	18,400	362
Shiga Bank Ltd.	63,000	362
Okumura Corp.	9,400	360
^ Nissha Co. Ltd.	11,100	357
Hanwa Co. Ltd.	9,400	357
Fuji Oil Holdings Inc.	13,200	356
Japan Post Insurance Co. Ltd.	16,380	355
Hitachi Capital Corp.	14,500	354
^ GungHo Online Entertainment Inc.	130,700	352
Tomy Co. Ltd.	21,700	351
Ship Healthcare Holdings Inc.	11,200	350
Sumitomo Bakelite Co. Ltd.	43,000	350
^ Hokuriku Electric Power Co.	39,500	349
OSG Corp.	16,100	348
Outsourcing Inc.	25,000	345
Hazama Ando Corp.	42,100	343
NTT Urban Development Corp.	32,600	337
Nippon Gas Co. Ltd.	10,500	334
Fuyo General Lease Co. Ltd.	5,100	334
Itoham Yonekyu Holdings Inc.	34,872	333
SHO-BOND Holdings Co. Ltd.	5,400	332
Rengo Co. Ltd.	50,500	331
^ Sanrio Co. Ltd.	19,892	329
Anritsu Corp.	34,700	327

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Colowide Co. Ltd.	17,400	327
Nishimatsu Construction Co. Ltd.	10,800	326
FP Corp.	6,200	326
* Aiful Corp.	92,800	324
Maeda Road Construction Co. Ltd.	15,000	323
Awa Bank Ltd.	47,000	319
Hokkoku Bank Ltd.	6,900	316
CKD Corp.	16,000	315
Tokai Tokyo Financial Holdings Inc.	47,900	314
Open House Co. Ltd.	8,100	312
Megmilk Snow Brand Co. Ltd.	11,100	311
ABC-Mart Inc.	6,100	308
Hokkaido Electric Power Co. Inc.	39,000	307
Duskin Co. Ltd.	10,900	299
Tokyo Dome Corp.	31,500	296
San-In Godo Bank Ltd.	32,000	294
Takuma Co. Ltd.	23,800	293
Japan Aviation Electronics Industry Ltd.	16,000	293
GMO Payment Gateway Inc.	4,000	293
Fujitsu General Ltd.	15,300	293
Capcom Co. Ltd.	11,300	288
Hitachi Transport System Ltd.	11,600	287
Onward Holdings Co. Ltd.	34,000	287
NET One Systems Co. Ltd.	23,000	285
HIS Co. Ltd.	8,500	285
Shimachu Co. Ltd.	10,100	284
Iwatani Corp.	9,400	283
Mandom Corp.	9,400	280
Takasago Thermal Engineering Co. Ltd.	15,900	280
Alpine Electronics Inc.	12,600	280
Juroku Bank Ltd.	8,200	277
Kiyo Bank Ltd.	16,007	275
GMO Internet Inc.	17,700	273
Autobacs Seven Co. Ltd.	15,800	272
Nippo Corp.	13,000	271
Kissei Pharmaceutical Co. Ltd.	9,848	271
Mochida Pharmaceutical Co. Ltd.	3,671	269
Starts Corp. Inc.	9,900	269
Sangetsu Corp.	14,500	267
Keihin Corp.	14,400	265
Eizo Corp.	6,400	265
Topre Corp.	9,000	265
Nippon Koei Co. Ltd.	7,200	264
Oki Electric Industry Co. Ltd.	18,900	264
Meitec Corp.	5,400	264
SMS Co. Ltd.	8,700	262
Kumagai Gumi Co. Ltd.	8,200	261
Sakata Seed Corp.	8,600	260
Infomart Corp.	34,400	260
Hyakujushi Bank Ltd.	71,000	258
Internet Initiative Japan Inc.	12,300	258
Toho Holdings Co. Ltd.	13,100	258
Nissan Shatai Co. Ltd.	24,000	257
Nippon Seiki Co. Ltd.	11,000	255
Prima Meat Packers Ltd.	39,000	255
Gunze Ltd.	5,600	255
Nippon Steel & Sumikin Bussan Corp.	4,600	254
North Pacific Bank Ltd.	75,300	253
Fujimori Kogyo Co. Ltd.	7,300	253
Mitsubishi Pencil Co. Ltd.	10,600	251
Yoshinoya Holdings Co. Ltd.	15,000	249
Hosiden Corp.	14,400	249
Hokuetsu Kishu Paper Co. Ltd.	38,700	248
Ogaki Kyoritsu Bank Ltd.	8,700	248

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Iriso Electronics Co. Ltd.	4,400	248
Seiren Co. Ltd.	14,200	248
Maxell Holdings Ltd.	10,900	248
Ryosan Co. Ltd.	6,100	248
Kotobuki Spirits Co. Ltd.	6,000	247
Fukuyama Transporting Co. Ltd.	7,600	247
TOKAI Holdings Corp.	30,800	246
Nippon Television Holdings Inc.	13,600	245
Maruha Nichiro Corp.	7,900	244
Nisshin Oillio Group Ltd.	7,400	243
Heiwa Corp.	13,100	242
Piolax Inc.	8,700	241
Yaoko Co. Ltd.	4,900	241
Unipres Corp.	8,900	240
Descente Ltd.	17,300	240
Keiyo Bank Ltd.	49,000	240
^ Daio Paper Corp.	19,900	239
Fujitec Co. Ltd.	16,000	238
Nippon Soda Co. Ltd.	38,000	238
Nichiha Corp.	5,900	237
Yamato Kogyo Co. Ltd.	8,800	235
Fuji Kyuko Co. Ltd.	10,500	234
Nachi-Fujikoshi Corp.	38,000	234
Justsystems Corp.	10,800	232
Dip Corp.	9,500	232
Shibuya Corp.	6,000	230
Kanamoto Co. Ltd.	7,000	230
Toshiba Machine Co. Ltd.	37,000	230
Token Corp.	1,900	229
Nitto Boseki Co. Ltd.	6,800	229
Shikoku Bank Ltd.	14,600	228
V Technology Co. Ltd.	1,300	228
Musashino Bank Ltd.	7,000	227
Nihon Unisys Ltd.	13,700	227
Showa Corp.	17,300	227
Daiwabo Holdings Co. Ltd.	5,700	227
Kandenko Co. Ltd.	23,000	226
Nomura Co. Ltd.	10,800	225
Yuasa Trading Co. Ltd.	6,100	225
Ci:z Holdings Co. Ltd.	6,100	225
Inaba Denki Sangyo Co. Ltd.	5,100	224
KYORIN Holdings Inc.	10,900	224
Asahi Holdings Inc.	10,300	224
cocokara fine Inc.	4,000	223
EPS Holdings Inc.	11,300	222
Joyful Honda Co. Ltd.	8,194	221
Sumitomo Mitsui Construction Co. Ltd.	35,820	221
Saibu Gas Co. Ltd.	8,800	220
Sanki Engineering Co. Ltd.	19,100	220
Totetsu Kogyo Co. Ltd.	6,500	218
Daikyonishikawa Corp.	12,800	218
Yondoshi Holdings Inc.	7,900	217
Nissin Kogyo Co. Ltd.	11,700	217
Kusuri no Aoki Holdings Co. Ltd.	3,900	216
TOMONY Holdings Inc.	44,900	216
Yokogawa Bridge Holdings Corp.	10,100	215
FCC Co. Ltd.	8,900	215
Koei Tecmo Holdings Co. Ltd.	10,800	214
Megachips Corp.	6,500	214
Ai Holdings Corp.	8,700	214
Axial Retailing Inc.	5,199	213
SKY Perfect JSAT Holdings Inc.	45,600	211
Bank of Okinawa Ltd.	5,180	211
Tokai Rika Co. Ltd.	10,000	210

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
^ BRONCO BILLY Co. Ltd.	8,100	210
Heiwado Co. Ltd.	9,600	210
Mitsui Engineering & Shipbuilding Co. Ltd.	16,000	209
Senshu Ikeda Holdings Inc.	54,200	209
Tokyo TY Financial Group Inc.	7,749	209
Miyazaki Bank Ltd.	5,800	209
Asatsu-DK Inc.	6,300	209
KH Neochem Co. Ltd.	8,300	208
Paramount Bed Holdings Co. Ltd.	4,700	207
United Arrows Ltd.	5,500	206
Hiday Hidaka Corp.	6,998	206
Okasan Securities Group Inc.	33,000	204
Goldwin Inc.	2,600	202
Hyakugo Bank Ltd.	43,000	202
Ryoden Corp.	13,000	202
Yamazen Corp.	17,600	201
Avex Group Holdings Inc.	14,500	200
Valor Holdings Co. Ltd.	8,800	200
Kato Sangyo Co. Ltd.	6,400	200
Oita Bank Ltd.	4,900	198
TPR Co. Ltd.	5,600	198
As One Corp.	3,600	198
Fancl Corp.	7,500	198
Daiseki Co. Ltd.	8,000	198
Gree Inc.	29,100	198
Seikagaku Corp.	10,800	196
* Macromill Inc.	6,500	196
Okamura Corp.	17,500	196
Belc Co. Ltd.	3,500	195
Takeuchi Manufacturing Co. Ltd.	9,200	195
Funai Soken Holdings Inc.	5,300	195
Arcs Co. Ltd.	8,700	195
Kureha Corp.	3,300	194
Noevir Holdings Co. Ltd.	3,200	193
Eagle Industry Co. Ltd.	9,900	192
Sekisui Jushi Corp.	8,600	192
France Bed Holdings Co. Ltd.	20,700	192
Nanto Bank Ltd.	6,800	192
UACJ Corp.	6,500	192
Fuji Media Holdings Inc.	12,400	191
Orient Corp.	117,800	191
Weathernews Inc.	5,900	191
MOS Food Services Inc.	6,200	190
^ Chiyoda Corp.	32,000	189
Tokyo Broadcasting System Holdings Inc.	9,300	189
Daihen Corp.	21,000	189
Bank of the Ryukyus Ltd.	12,400	189
^ IDOM Inc.	25,900	189
Makino Milling Machine Co. Ltd.	20,000	189
Financial Products Group Co. Ltd.	16,200	188
Central Glass Co. Ltd.	8,400	188
^ COOKPAD Inc.	27,800	187
Iino Kaiun Kaisha Ltd.	39,400	186
NSD Co. Ltd.	9,290	186
Japan Pulp & Paper Co. Ltd.	4,400	186
DCM Holdings Co. Ltd.	20,200	186
Kyoritsu Maintenance Co. Ltd.	5,872	185
Seiko Holdings Corp.	7,400	185
Nippon Flour Mills Co. Ltd.	12,000	184
Okinawa Electric Power Co. Inc.	8,057	184
Tamron Co. Ltd.	8,800	184
^ EDION Corp.	18,100	183
Sanken Electric Co. Ltd.	29,000	182
Airport Facilities Co. Ltd.	32,900	182

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Saizeriya Co. Ltd.	5,900	182
	Sakata INX Corp.	9,400	181
	Create SD Holdings Co. Ltd.	7,200	181
	Nippon Signal Company Ltd.	16,400	181
	Lasertec Corp.	8,200	180
	Modec Inc.	7,800	180
	Komeri Co. Ltd.	6,000	180
	Takara Standard Co. Ltd.	10,500	180
	Hitachi Zosen Corp.	34,000	179
	Sanyo Chemical Industries Ltd.	3,400	179
	Ichibanya Co. Ltd.	4,600	178
	Roland DG Corp.	6,400	177
	Tokyo Steel Manufacturing Co. Ltd.	20,500	177
	Exedy Corp.	5,900	177
	Asahi Co. Ltd.	14,500	176
	Bank of Nagoya Ltd.	4,400	176
	Yodogawa Steel Works Ltd.	6,000	176
	San-A Co. Ltd.	3,800	175
	Atom Corp.	23,949	175
	Sanyo Special Steel Co. Ltd.	6,800	175
	Sakai Moving Service Co. Ltd.	3,000	174
	Shizuoka Gas Co. Ltd.	22,300	174
	Okamoto Industries Inc.	16,000	174
	Toho Bank Ltd.	45,000	174
	Chugoku Marine Paints Ltd.	20,400	173
	Kyodo Printing Co. Ltd.	5,200	173
	Royal Holdings Co. Ltd.	6,700	173
	Benefit One Inc.	9,000	173
*,^	Japan Display Inc.	79,700	172
	Round One Corp.	13,300	172
	Komori Corp.	12,200	172
	Nichiden Corp.	8,000	172
	Matsui Securities Co. Ltd.	20,400	172
	Mitsui Sugar Co. Ltd.	5,000	171
	Mitsui High-Tec Inc.	8,100	171
	Topy Industries Ltd.	5,000	171
	ESPEC Corp.	7,500	171
	Meidensha Corp.	43,000	170
	Kyokuto Kaihatsu Kogyo Co. Ltd.	9,500	170
	Plenus Co. Ltd.	8,300	169
	Hodogaya Chemical Co. Ltd.	2,400	169
	Noritake Co. Ltd.	3,500	169
	Taiyo Holdings Co. Ltd.	3,500	168
	Inabata & Co. Ltd.	11,600	168
	Chudenko Corp.	5,500	168
	Shinmaywa Industries Ltd.	17,000	167
^	JP-Holdings Inc.	47,500	167
	Senko Group Holdings Co. Ltd.	23,000	167
	Dexerials Corp.	14,800	167
	Futaba Corp.	8,400	167
	Riken Corp.	3,200	166
	Shinko Shoji Co. Ltd.	8,900	165
	Icom Inc.	7,100	165
	Nitta Corp.	4,000	165
	Nihon Dempa Kogyo Co. Ltd.	21,100	165
	Tochigi Bank Ltd.	36,100	165
	Hogy Medical Co. Ltd.	2,400	164
	Futaba Industrial Co. Ltd.	16,800	163
	NS Solutions Corp.	6,700	163
	TSI Holdings Co. Ltd.	19,400	163
	Hokuetsu Bank Ltd.	6,700	162
	Kitz Corp.	18,900	162
	Prestige International Inc.	15,000	162
*,^	KLab Inc.	9,200	162

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Tokushu Tokai Paper Co. Ltd.	4,000	161
Relia Inc.	13,700	161
JINS Inc.	3,100	161
Nojima Corp.	6,900	161
G-Tekt Corp.	7,500	161
Fukui Bank Ltd.	6,000	160
Kohnan Shoji Co. Ltd.	7,500	160
Kansai Super Market Ltd.	13,100	160
Jaccs Co. Ltd.	6,400	160
Kasai Kogyo Co. Ltd.	10,600	159
Sumitomo Seika Chemicals Co. Ltd.	3,000	159
Star Micronics Co. Ltd.	9,000	159
Kadokawa Dwango Corp.	13,736	158
Noritz Corp.	8,600	158
Taikisha Ltd.	5,400	157
Mirait Holdings Corp.	12,000	157
Sinanen Holdings Co. Ltd.	7,000	157
Gun-Ei Chemical Industry Co. Ltd.	4,500	156
Transcosmos Inc.	6,700	156
Max Co. Ltd.	11,000	156
Kuroda Electric Co. Ltd.	8,700	155
Earth Chemical Co. Ltd.	3,300	155
Morita Holdings Corp.	9,000	155
Nippon Densetsu Kogyo Co. Ltd.	7,100	154
Nichicon Corp.	12,200	154
Alpha Systems Inc.	7,000	154
Fuso Chemical Co. Ltd.	4,800	154
Organo Corp.	5,800	153
Asunaro Aoki Construction Co. Ltd.	16,900	153
Digital Garage Inc.	7,100	153
Ichigo Inc.	42,900	153
* Mitsui-Soko Holdings Co. Ltd.	49,000	152
ZERIA Pharmaceutical Co. Ltd.	8,700	152
Maruzen Showa Unyu Co. Ltd.	32,000	152
Toshiba TEC Corp.	26,000	152
Geo Holdings Corp.	9,300	151
Nippon Ceramic Co. Ltd.	5,300	151
Nisshin Steel Co. Ltd.	10,400	151
Sumitomo Warehouse Co. Ltd.	22,000	151
United Super Markets Holdings Inc.	16,160	151
Arcland Sakamoto Co. Ltd.	9,200	150
Nichi-iko Pharmaceutical Co. Ltd.	9,650	150
Siix Corp.	3,500	149
Hamakyorex Co. Ltd.	5,300	149
Chiyoda Co. Ltd.	5,800	149
Mitsubishi Shokuhin Co. Ltd.	5,000	148
Toridoll Holdings Corp.	4,600	148
Kinki Sharyo Co. Ltd.	6,300	148
* Sushiro Global Holdings Ltd.	4,700	147
Tokyu Construction Co. Ltd.	16,700	147
Zenrin Co. Ltd.	4,600	146
Yamagata Bank Ltd.	6,200	146
Aeon Delight Co. Ltd.	3,900	146
Uchida Yoko Co. Ltd.	4,600	146
Daiho Corp.	30,000	146
Mitsuba Corp.	8,700	145
Kisoji Co. Ltd.	6,000	145
S Foods Inc.	3,800	145
Tsugami Corp.	15,000	144
Osaka Steel Co. Ltd.	6,500	144
Matsuya Co. Ltd.	13,300	144
Tosho Co. Ltd.	5,200	144
Yokohama Reito Co. Ltd.	15,100	144
J Trust Co. Ltd.	19,500	143

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Nissei Build Kogyo Co. Ltd.	12,500	143
	Yamanashi Chuo Bank Ltd.	32,000	143
	Nippon Chemi-Con Corp.	4,100	142
	F@N Communications Inc.	13,700	142
	Toei Co. Ltd.	1,300	141
	Rock Field Co. Ltd.	8,000	141
	Menicon Co. Ltd.	3,100	141
^	Minato Bank Ltd.	7,400	140
	Musashi Seimitsu Industry Co. Ltd.	4,400	140
	Nagaileben Co. Ltd.	5,600	140
	Towa Pharmaceutical Co. Ltd.	2,700	140
	Ryobi Ltd.	5,400	139
	Obara Group Inc.	2,400	139
	Ringer Hut Co. Ltd.	6,400	139
	Joshin Denki Co. Ltd.	4,000	138
	Okabe Co. Ltd.	14,400	138
	Daibiru Corp.	11,700	138
	Eiken Chemical Co. Ltd.	3,500	138
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,000	137
	Milbon Co. Ltd.	2,200	137
^	Shoei Foods Corp.	3,400	137
	Wacom Co. Ltd.	28,000	137
	Ehime Bank Ltd.	10,600	137
	Taisei Lamick Co. Ltd.	5,000	136
	Toho Zinc Co. Ltd.	2,800	136
	Toyo Kanetsu KK	3,600	136
	Nippon Coke & Engineering Co. Ltd.	123,200	136
	Bank of Iwate Ltd.	3,300	136
	IBJ Leasing Co. Ltd.	5,200	136
	Takasago International Corp.	3,900	136
	Enplas Corp.	3,200	136
	Cleanup Corp.	17,000	135
	Belluna Co. Ltd.	11,900	135
	Nippon Valqua Industries Ltd.	5,800	135
	Adastria Co. Ltd.	6,140	134
	Sato Holdings Corp.	5,500	134
	Aichi Steel Corp.	3,300	134
	Koa Corp.	6,400	134
*	Pioneer Corp.	68,800	133
	NichiiGakkan Co. Ltd.	12,900	133
*	Nippon Sheet Glass Co. Ltd.	16,574	133
	Ichikoh Industries Ltd.	17,000	133
	Aomori Bank Ltd.	4,100	132
	Starzen Co. Ltd.	2,700	132
	San-Ai Oil Co. Ltd.	11,000	131
	Nagatanien Holdings Co. Ltd.	11,000	131
	Kenko Mayonnaise Co. Ltd.	5,000	131
	Sanshin Electronics Co. Ltd.	8,600	131
	Doutor Nichires Holdings Co. Ltd.	5,500	131
	JCU Corp.	3,000	130
	Aichi Bank Ltd.	2,100	129
	Toshiba Plant Systems & Services Corp.	7,500	129
	Chofu Seisakusho Co. Ltd.	5,300	129
	Hokuto Corp.	7,400	129
	DTS Corp.	4,300	129
*,^	euglena Co. Ltd.	12,700	129
	YA-MAN Ltd.	11,000	128
	Fuji Soft Inc.	4,200	128
	Katakura Industries Co. Ltd.	10,200	127
	NEC Networks & System Integration Corp.	5,100	127
	Dai-ichi Seiko Co. Ltd.	5,000	127
	Ateam Inc.	4,800	127
	Kamei Corp.	7,500	127
	PIA Corp.	2,500	127

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Eighteenth Bank Ltd.	47,000	127
	Giken Ltd.	4,400	126
	Takara Bio Inc.	9,500	126
	Marudai Food Co. Ltd.	27,000	126
	Monex Group Inc.	39,500	126
	Macnica Fuji Electronics Holdings Inc.	6,000	126
	Sintokogio Ltd.	10,800	126
	Kintetsu World Express Inc.	7,300	126
	Kanto Denka Kogyo Co. Ltd.	12,000	126
	Heiwa Real Estate Co. Ltd.	7,200	126
	COLOPL Inc.	11,300	125
	Showa Sangyo Co. Ltd.	4,800	125
	Pack Corp.	3,600	125
	Torii Pharmaceutical Co. Ltd.	4,600	125
	Daisan Bank Ltd.	7,400	125
^	Yushin Precision Equipment Co. Ltd.	4,400	125
	Kameda Seika Co. Ltd.	2,749	125
	Towa Bank Ltd.	11,700	124
	Kumiai Chemical Industry Co. Ltd.	18,263	124
	Chubu Shiryo Co. Ltd.	6,900	123
	AOKI Holdings Inc.	8,800	123
	SRA Holdings	4,300	123
	Aida Engineering Ltd.	10,500	122
	TOC Co. Ltd.	13,600	122
	Asahi Diamond Industrial Co. Ltd.	12,600	122
	Konishi Co. Ltd.	7,000	122
	Nitto Kogyo Corp.	7,100	122
	Sanyo Electric Railway Co. Ltd.	4,781	121
	Yusen Logistics Co. Ltd.	10,400	121
^	ASKUL Corp.	4,500	121
	Tocalo Co. Ltd.	3,000	121
	Mani Inc.	4,200	120
	Hisaka Works Ltd.	12,900	120
	Sankyo Tateyama Inc.	8,200	120
	Sanyo Denki Co. Ltd.	1,800	120
	Mitsubishi Steel Manufacturing Co. Ltd.	4,800	120
	Zuken Inc.	6,700	119
	Matsuda Sangyo Co. Ltd.	8,300	119
	Key Coffee Inc.	6,300	119
	Dunlop Sports Co. Ltd.	8,000	119
	LEC Inc.	4,500	119
	Neturen Co. Ltd.	11,600	118
	NS United Kaiun Kaisha Ltd.	5,100	118
	T Hasegawa Co. Ltd.	5,800	118
	Noritsu Koki Co. Ltd.	7,600	118
	Sankyo Seiko Co. Ltd.	28,400	118
	Nissin Corp.	3,800	117
	KFC Holdings Japan Ltd.	6,600	117
	Shikoku Chemicals Corp.	7,000	117
	Tamura Corp.	17,000	116
	Optex Group Co. Ltd.	2,800	116
	Toyo Kohan Co. Ltd.	27,100	116
	Linical Co. Ltd.	8,800	116
	Sumida Corp.	6,634	116
	Japan Petroleum Exploration Co. Ltd.	5,600	116
^	Osaka Soda Co. Ltd.	4,400	116
	Dai-Dan Co. Ltd.	4,500	115
*,^	M&A Capital Partners Co. Ltd.	2,200	115
	Kita-Nippon Bank Ltd.	3,700	115
	VT Holdings Co. Ltd.	21,100	115
	Sinfonia Technology Co. Ltd.	28,000	114
	Mizuno Corp.	4,000	114
	Nikkiso Co. Ltd.	12,100	114
	Daikyo Inc.	5,900	114

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Tokyo Electron Device Ltd.	5,800	113
Kyokuyo Co. Ltd.	3,500	113
* Intage Holdings Inc.	8,600	113
Wakita & Co. Ltd.	9,100	112
Systena Corp.	3,600	112
Nitto Kohki Co. Ltd.	4,500	112
Meiko Network Japan Co. Ltd.	9,600	111
Hibiya Engineering Ltd.	5,100	111
Sodick Co. Ltd.	8,000	111
Japan Material Co. Ltd.	3,800	110
Kurabo Industries Ltd.	38,000	110
Shinko Electric Industries Co. Ltd.	14,300	110
Nissin Electric Co. Ltd.	9,000	110
Keihanshin Building Co. Ltd.	15,700	110
Nishimatsuya Chain Co. Ltd.	10,000	110
Sakai Chemical Industry Co. Ltd.	4,400	110
Inageya Co. Ltd.	6,647	110
Oiles Corp.	5,560	109
KOMEDA Holdings Co. Ltd.	6,400	109
Arakawa Chemical Industries Ltd.	4,500	109
Life Corp.	4,100	109
Akita Bank Ltd.	3,400	109
Parco Co. Ltd.	8,100	108
Teikoku Electric Manufacturing Co. Ltd.	10,200	108
Ichiyoshi Securities Co. Ltd.	9,400	108
Takihyo Co. Ltd.	5,200	107
Tachi-S Co. Ltd.	5,700	107
Japan Securities Finance Co. Ltd.	19,000	107
^ Link And Motivation Inc.	15,500	107
Chukyo Bank Ltd.	5,200	106
Mie Bank Ltd.	4,400	105
Furukawa Co. Ltd.	5,800	105
Senshukai Co. Ltd.	17,000	105
Toenec Corp.	3,600	105
Nishio Rent All Co. Ltd.	3,000	105
Pacific Industrial Co. Ltd.	8,000	104
Tekken Corp.	3,100	104
Tsubaki Nakashima Co. Ltd.	4,500	104
Unizo Holdings Co. Ltd.	3,900	104
* Hochiki Corp.	5,000	103
* Yamada SxL Home Co. Ltd.	141,000	103
Fujitsu Frontech Ltd.	5,900	103
Doshisha Co. Ltd.	4,700	103
Foster Electric Co. Ltd.	4,400	103
* D.A. Consortium Holdings Inc.	6,200	103
Kaga Electronics Co. Ltd.	3,400	102
Kyoei Steel Ltd.	5,800	102
Artnature Inc.	15,500	102
* Unitika Ltd.	11,500	102
Okuwa Co. Ltd.	10,000	101
Shinko Plantech Co. Ltd.	11,700	101
Godo Steel Ltd.	5,000	101
Hokkaido Gas Co. Ltd.	39,000	101
Tosei Corp.	10,200	100
^ Stella Chemifa Corp.	2,600	100
Sogo Medical Co. Ltd.	1,800	100
Kanagawa Chuo Kotsu Co. Ltd.	3,000	100
^ W-Scope Corp.	5,300	100
CMK Corp.	9,600	100
T RAD Co. Ltd.	2,400	100
Qol Co. Ltd.	5,400	99
Mitsui Home Co. Ltd.	15,000	99
ST Corp.	4,000	99
Press Kogyo Co. Ltd.	17,600	99

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
GCA Corp.	10,800	99
Feed One Co. Ltd.	37,900	98
Cawachi Ltd.	4,000	98
Tokyo Rope Manufacturing Co. Ltd.	6,300	98
Iseki & Co. Ltd.	4,400	98
Daiken Corp.	3,600	98
Investors Cloud Co. Ltd.	1,600	98
Fujiya Co. Ltd.	4,300	98
Ricoh Leasing Co. Ltd.	2,700	97
ASKA Pharmaceutical Co. Ltd.	5,100	97
Canon Electronics Inc.	4,300	97
Corona Corp. Class A	8,100	97
Raito Kogyo Co. Ltd.	9,400	96
Jeol Ltd.	18,000	95
Osaki Electric Co. Ltd.	13,000	95
Idec Corp.	4,500	95
Yellow Hat Ltd.	3,100	95
TKC Corp.	3,000	94
^ Pasona Group Inc.	6,700	94
Fujimi Inc.	3,800	94
Toli Corp.	25,900	94
Bando Chemical Industries Ltd.	8,500	94
Miroku Jyoho Service Co. Ltd.	4,000	93
Tsurumi Manufacturing Co. Ltd.	5,500	93
DyDo Group Holdings Inc.	1,900	93
Konoike Transport Co. Ltd.	6,000	92
Ohsho Food Service Corp.	2,200	92
Nippon Carbon Co. Ltd.	2,100	92
* Ishihara Sangyo Kaisha Ltd.	6,100	92
Itochu-Shokuhin Co. Ltd.	2,000	91
Aisan Industry Co. Ltd.	7,900	90
Fujicco Co. Ltd.	4,000	90
^ Zojirushi Corp.	10,000	90
Create Restaurants Holdings Inc.	8,400	90
* Pacific Metals Co. Ltd.	3,000	90
T-Gaia Corp.	4,400	90
Kansai Urban Banking Corp.	7,000	89
Taihei Dengyo Kaisha Ltd.	3,500	89
Warabeya Nichiyo Holdings Co. Ltd.	3,600	89
Nittetsu Mining Co. Ltd.	1,200	89
Paris Miki Holdings Inc.	21,300	89
Shindengen Electric Manufacturing Co. Ltd.	1,300	89
Hosokawa Micron Corp.	1,400	89
Mitsuuroko Group Holdings Co. Ltd.	12,100	88
Elecom Co. Ltd.	4,400	88
Meisei Industrial Co. Ltd.	12,500	88
Mitsuboshi Belting Ltd.	7,000	87
Nippon Thompson Co. Ltd.	15,000	87
Takamatsu Construction Group Co. Ltd.	3,200	87
JAC Recruitment Co. Ltd.	4,700	87
JCR Pharmaceuticals Co. Ltd.	2,200	87
Inaba Seisakusho Co. Ltd.	6,900	87
Maruwa Co. Ltd.	1,500	87
Aeon Fantasy Co. Ltd.	2,200	86
Kyosan Electric Manufacturing Co. Ltd.	15,000	86
Denyo Co. Ltd.	5,100	86
FIDEA Holdings Co. Ltd.	44,900	85
^ Anicom Holdings Inc.	3,300	85
Kura Corp.	1,900	85
Bank of Saga Ltd.	3,400	85
METAWATER Co. Ltd.	3,200	85
Hakuto Co. Ltd.	5,492	85
Nohmi Bosai Ltd.	5,000	84
Riso Kagaku Corp.	4,400	84

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Jimoto Holdings Inc.	43,000	84
	Yakuodo Co. Ltd.	3,000	84
	Kourakuen Holdings Corp.	4,200	84
	Studio Alice Co. Ltd.	3,600	83
	Fuji Pharma Co. Ltd.	2,300	83
^	Hito Communications Inc.	4,700	83
	LIFULL Co. Ltd.	10,800	83
	Hioki EE Corp.	3,800	83
	Gurunavi Inc.	6,400	83
	Toa Oil Co. Ltd.	62,000	82
	Tomoku Co. Ltd.	4,400	82
	Digital Arts Inc.	2,000	82
	Shinwa Co. Ltd.	3,600	82
	Okura Industrial Co. Ltd.	12,000	81
	Takara Leben Co. Ltd.	17,600	81
	Japan Wool Textile Co. Ltd.	9,000	81
	Pressance Corp.	6,000	81
	Ryoyo Electro Corp.	4,300	81
	Arata Corp.	1,900	81
	Fuji Co. Ltd.	3,400	81
	Fukui Computer Holdings Inc.	3,200	80
	Tonami Holdings Co. Ltd.	1,600	80
	OSJB Holdings Corp.	25,600	79
	kabu.com Securities Co. Ltd.	24,800	79
	Amuse Inc.	3,000	79
	Takaoka Toko Co. Ltd.	4,800	78
	Nippon Denko Co. Ltd.	18,500	78
	Kanematsu Electronics Ltd.	2,500	78
	Shibusawa Warehouse Co. Ltd.	4,200	78
	Advan Co. Ltd.	8,200	78
	Fukushima Industries Corp.	2,000	77
*,^	U-Shin Ltd.	11,400	77
	Mimasu Semiconductor Industry Co. Ltd.	4,300	77
	Keiyo Co. Ltd.	11,400	77
	Kitagawa Iron Works Co. Ltd.	2,800	76
	Tokai Corp.	1,700	76
	Tsukui Corp.	10,600	76
	Tokyotokeiba Co. Ltd.	2,500	76
	Shin-Etsu Polymer Co. Ltd.	7,100	76
	CHIMNEY Co. Ltd.	3,000	75
	Chuetsu Pulp & Paper Co. Ltd.	3,900	75
	Tanseisha Co. Ltd.	6,300	75
	Maeda Kosen Co. Ltd.	4,300	75
	Juki Corp.	4,800	75
	Toyo Construction Co. Ltd.	14,700	74
	Itochu Enex Co. Ltd.	7,300	74
	JSP Corp.	2,300	74
	Atsugi Co. Ltd.	6,500	74
	JVC Kenwood Corp.	23,600	74
	Shimojima Co. Ltd.	7,000	74
	Fukuda Corp.	1,200	73
	Oyo Corp.	4,800	73
*	Sanden Holdings Corp.	3,600	73
	Trancom Co. Ltd.	1,200	73
	Toyo Corp.	7,800	73
	Sekisui Plastics Co. Ltd.	5,500	72
^	Marvelous Inc.	7,600	72
	Tokyo Tekko Co. Ltd.	3,800	72
	MCJ Co. Ltd.	6,800	72
	Onoken Co. Ltd.	4,200	71
	Daisyo Corp.	4,700	71
	Elematec Corp.	3,100	71
	Toho Co. Ltd.	2,800	71
	YAMABIKO Corp.	5,200	71

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Toyo Tanso Co. Ltd.	2,500	71
Tokyo Energy & Systems Inc.	6,000	70
Micronics Japan Co. Ltd.	7,000	70
Fujibo Holdings Inc.	2,200	69
Chiba Kogyo Bank Ltd.	12,200	69
Ines Corp.	7,400	69
OBIC Business Consultants Co. Ltd.	1,400	69
Seika Corp.	2,600	69
Sumitomo Densetsu Co. Ltd.	3,400	69
Kato Works Co. Ltd.	2,200	69
Mie Kotsu Group Holdings Inc.	15,900	69
Honeys Holdings Co. Ltd.	6,460	68
Toppan Forms Co. Ltd.	6,600	68
Bunka Shutter Co. Ltd.	8,000	68
Teikoku Sen-I Co. Ltd.	3,200	68
Namura Shipbuilding Co. Ltd.	10,900	68
Tatsuta Electric Wire and Cable Co. Ltd.	9,200	67
Dai Nippon Toryo Co. Ltd.	4,400	67
Taiho Kogyo Co. Ltd.	4,500	67
Anest Iwata Corp.	6,600	67
Achilles Corp.	3,300	67
St. Marc Holdings Co. Ltd.	2,200	66
BML Inc.	3,000	66
Marusan Securities Co. Ltd.	7,200	66
Toho Titanium Co. Ltd.	7,300	66
Matsuya Foods Co. Ltd.	1,700	65
Kobe Bussan Co. Ltd.	1,500	65
Clarion Co. Ltd.	17,000	65
Union Tool Co.	2,000	65
TV Asahi Holdings Corp.	3,200	64
* KNT-CT Holdings Co. Ltd.	3,700	64
Nippon Parking Development Co. Ltd.	43,500	64
UKC Holdings Corp.	3,700	64
CI Takiron Corp.	10,000	63
eRex Co. Ltd.	6,400	63
Nippon Road Co. Ltd.	1,100	63
Chiyoda Integre Co. Ltd.	2,600	63
Yorozu Corp.	3,100	63
^ OSAKA Titanium Technologies Co. Ltd.	4,100	63
Tv Tokyo Holdings Corp.	3,000	63
Cosel Co. Ltd.	4,500	62
Arcland Service Holdings Co. Ltd.	2,800	62
^ Yonex Co. Ltd.	8,400	61
^ Istyle Inc.	8,900	61
Yurtec Corp.	7,000	61
CONEXIO Corp.	3,300	61
AOI Electronics Co. Ltd.	1,300	61
Vector Inc.	4,600	61
Itoki Corp.	7,900	61
Tsukishima Kikai Co. Ltd.	5,000	60
CAC Holdings Corp.	6,000	60
Riken Technos Corp.	9,700	60
Alpen Co. Ltd.	3,000	60
Michinoku Bank Ltd.	3,500	59
Bell System24 Holdings Inc.	5,400	59
Komatsu Seiren Co. Ltd.	6,800	59
Sagami Chain Co. Ltd.	4,800	59
Vital KSK Holdings Inc.	7,200	58
Sanoh Industrial Co. Ltd.	6,600	58
Yushiro Chemical Industry Co. Ltd.	3,858	58
Tenma Corp.	2,800	58
Yahagi Construction Co. Ltd.	6,400	58
ASAHI YUKIZAI Corp.	4,400	58
Riken Vitamin Co. Ltd.	1,500	58

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
J-Oil Mills Inc.	1,600	57
Sumitomo Riko Co. Ltd.	5,900	57
Mars Engineering Corp.	2,800	57
Chuo Spring Co. Ltd.	1,700	57
SMK Corp.	12,000	57
Melco Holdings Inc.	1,800	57
Goldcrest Co. Ltd.	2,600	56
Wowow Inc.	1,800	56
WATAMI Co. Ltd.	4,300	56
Japan Transcity Corp.	13,000	56
* Kintetsu Department Store Co. Ltd.	1,700	56
Nippon Kanzai Co. Ltd.	3,000	54
Tsukuba Bank Ltd.	14,600	54
Rokko Butter Co. Ltd.	2,400	54
Daiwa Industries Ltd.	4,800	54
Shimizu Bank Ltd.	1,600	54
Daito Pharmaceutical Co. Ltd.	2,100	54
Xebio Holdings Co. Ltd.	2,800	54
Fudo Tetra Corp.	31,300	53
^ KAWADA TECHNOLOGIES Inc.	900	53
Koatsu Gas Kogyo Co. Ltd.	7,000	53
Ministop Co. Ltd.	2,600	53
Toyo Engineering Corp.	4,400	53
Broadleaf Co. Ltd.	6,400	53
* Toa Corp.	2,400	52
Toa Corp.	4,900	52
Happinet Corp.	3,000	52
PC Depot Corp.	6,720	51
Information Services International-Dentsu Ltd.	2,300	51
PAL GROUP Holdings Co. Ltd.	1,800	51
Mitani Sekisan Co. Ltd.	2,100	51
Fujikura Kasei Co. Ltd.	8,000	50
Kurimoto Ltd.	2,400	50
Kitano Construction Corp.	11,000	50
* Mitsubishi Paper Mills Ltd.	7,300	49
* SWCC Showa Holdings Co. Ltd.	5,200	49
Mitsubishi Logisnext Co. Ltd.	6,600	49
Aiphone Co. Ltd.	2,900	48
K&O Energy Group Inc.	2,900	48
^ Right On Co. Ltd.	5,800	48
Sanyo Shokai Ltd.	2,600	48
Misawa Homes Co. Ltd.	5,400	48
NDS Co. Ltd.	1,400	47
Daiichi Jitsugyo Co. Ltd.	1,600	47
Nippon Beet Sugar Manufacturing Co. Ltd.	2,200	47
Shinnihon Corp.	5,200	46
Yomiuri Land Co. Ltd.	1,100	46
Daido Metal Co. Ltd.	5,000	46
Hokkan Holdings Ltd.	12,000	46
Pronexus Inc.	3,800	46
Mitsubishi Kakoki Kaisha Ltd.	2,100	46
Nissei ASB Machine Co. Ltd.	1,000	44
Nihon Yamamura Glass Co. Ltd.	25,000	44
Torishima Pump Manufacturing Co. Ltd.	4,200	44
Koshidaka Holdings Co. Ltd.	1,076	44
Sun Frontier Fudousan Co. Ltd.	3,600	43
Tosho Printing Co. Ltd.	4,500	43
Nippon Yakin Kogyo Co. Ltd.	19,500	43
Nihon Chouzai Co. Ltd.	1,300	43
MTI Ltd.	7,000	42
FULLCAST Holdings Co. Ltd.	2,266	42
Mito Securities Co. Ltd.	12,000	42
Aichi Corp.	5,600	41
^ Fujita Kanko Inc.	1,300	41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Tokyo Rakutenchi Co. Ltd.	800	41
	Maezawa Kyuso Industries Co. Ltd.	2,500	41
	Daikokutenbussan Co. Ltd.	900	41
	Halows Co. Ltd.	1,800	41
	Kyokuto Securities Co. Ltd.	2,700	40
	Japan Cash Machine Co. Ltd.	3,600	39
	Riken Keiki Co. Ltd.	1,800	39
	Maezawa Kasei Industries Co. Ltd.	3,500	39
	Wellnet Corp.	3,500	38
	Showa Aircraft Industry Co. Ltd.	3,000	37
	Zuiko Corp.	1,100	37
	Sac's Bar Holdings Inc.	3,000	37
*	Akebono Brake Industry Co. Ltd.	10,700	37
	Gecoss Corp.	3,200	36
	Denki Kogyo Co. Ltd.	1,400	36
	Furuno Electric Co. Ltd.	5,100	35
	Nihon Nohyaku Co. Ltd.	6,000	35
	Nippon Chemiphar Co. Ltd.	752	35
	Chori Co. Ltd.	1,900	35
*	Nippon Sharyo Ltd.	12,000	34
	Sumitomo Precision Products Co. Ltd.	10,000	32
	Future Corp.	3,200	32
	Sinko Industries Ltd.	1,959	32
	NEC Capital Solutions Ltd.	1,600	32
*,^	Kappa Create Co. Ltd.	2,800	31
	Rhythm Watch Co. Ltd.	1,500	31
^	Nihon Trim Co. Ltd.	800	31
	Cybozu Inc.	6,600	30
	Fuso Pharmaceutical Industries Ltd.	1,100	28
	Central Sports Co. Ltd.	750	27
	Jamco Corp.	1,100	23
	Chugai Ro Co. Ltd.	1,100	22
*,^	Japan Drilling Co. Ltd.	900	17
*	Laox Co. Ltd.	3,900	16
^	Funai Electric Co. Ltd.	2,000	16
*	Tabuchi Electric Co. Ltd.	4,200	11
	Kobelco Eco-Solutions Co. Ltd.	400	7
			1,150,603
Malaysia (0.3%)
	Public Bank Bhd. (Local)	829,266	4,008
	Tenaga Nasional Bhd.	1,095,770	3,883
	Malayan Banking Bhd.	1,582,782	3,458
	CIMB Group Holdings Bhd.	1,704,352	2,472
	Sime Darby Bhd.	942,875	2,049
	Axiata Group Bhd.	1,162,751	1,481
	Petronas Chemicals Group Bhd.	755,489	1,315
	Genting Bhd.	602,900	1,289
	DiGi.Com Bhd.	1,037,400	1,225
	Maxis Bhd.	732,300	1,029
	IHH Healthcare Bhd.	725,020	966
	IOI Corp. Bhd.	868,040	915
	Petronas Gas Bhd.	209,300	892
	Genting Malaysia Bhd.	744,100	884
	Kuala Lumpur Kepong Bhd.	149,500	869
	Gamuda Bhd.	555,900	689
	Hong Leong Bank Bhd.	181,700	684
	MISC Bhd.	406,856	667
	IJM Corp. Bhd.	792,420	597
	Dialog Group Bhd.	1,113,948	595
	PPB Group Bhd.	140,000	555
	AMMB Holdings Bhd.	511,700	518
	Telekom Malaysia Bhd.	303,200	455
	Press Metal Aluminium Holdings Bhd.	430,880	451
	Sapura Energy Bhd.	1,151,995	436

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Malaysia Airports Holdings Bhd.	220,400	431
Hartalega Holdings Bhd.	226,100	407
Petronas Dagangan Bhd.	68,600	388
RHB Bank Bhd. (Common Shares)	313,450	376
Top Glove Corp. Bhd.	238,700	361
British American Tobacco Malaysia Bhd.	38,900	360
YTL Corp. Bhd.	1,161,235	348
HAP Seng Consolidated Bhd.	137,400	301
AirAsia Bhd.	375,500	296
2 Astro Malaysia Holdings Bhd.	432,787	287
My EG Services Bhd.	523,650	271
IOI Properties Group Bhd.	560,800	264
Inari Amertron Bhd.	379,650	252
YTL Power International Bhd.	783,786	241
Malaysian Resources Corp. Bhd.	951,600	238
Bursa Malaysia Bhd.	99,300	234
Alliance Bank Malaysia Bhd.	257,600	225
Westports Holdings Bhd.	254,500	223
Genting Plantations Bhd.	87,700	221
* UMW Holdings Bhd.	176,000	218
Mah Sing Group Bhd.	589,950	215
* Bumi Armada Bhd.	1,238,050	214
* UEM Sunrise Bhd.	780,000	205
IGB REIT	514,400	201
SP Setia Bhd Group	254,700	197
Felda Global Ventures Holdings Bhd.	430,800	194
KLCCP Stapled Group	102,000	193
Sunway REIT	466,000	189
TIME dotCom Bhd.	86,600	188
* UMW Oil & Gas Corp. Bhd.	2,425,863	184
Hong Leong Financial Group Bhd.	45,442	179
Malaysia Building Society Bhd.	667,700	175
Sunway Bhd.	417,230	170
Berjaya Sports Toto Bhd.	272,531	155
Bermaz Auto Bhd.	320,120	154
QL Resources Bhd.	166,660	153
Kossan Rubber Industries	81,600	139
Supermax Corp. Bhd.	329,300	138
Malakoff Corp. Bhd.	557,800	136
Unisem M Bhd.	143,400	136
Capitaland Malaysia Mall Trust	384,800	135
Fraser & Neave Holdings Bhd.	22,300	133
KPJ Healthcare Bhd.	496,800	120
Sunway Construction Group Bhd.	217,094	118
Datasonic Group Bhd.	398,200	116
Yinson Holdings Bhd.	121,600	114
VS Industry Bhd.	154,600	113
* Scientex Bhd.	50,900	107
* WCT Holdings Bhd.	266,022	104
Cahya Mata Sarawak Bhd.	115,100	101
Pos Malaysia Bhd.	77,300	100
Syarikat Takaful Malaysia Bhd.	97,000	88
* Berjaya Corp. Bhd.	1,104,263	87
Pavilion REIT	203,500	82
Eastern & Oriental Bhd.	221,804	81
Muhibbah Engineering M Bhd.	115,500	78
* KNM Group Bhd.	1,137,200	75
* Eco World Development Group Bhd.	194,600	71
MMC Corp. Bhd.	144,100	68
* AirAsia X Bhd.	759,600	67
DRB-Hicom Bhd.	145,200	58
* Dayang Enterprise Holdings Bhd.	177,900	36
* Malaysia Marine and Heavy Engineering Holdings Bhd.	139,900	27
* Mulpha International Bhd.	37,680	22

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	UMW Oil & Gas Corp. Bhd. Warrants	467,367	20
	Coastal Contracts Bhd.	47,000	14
*	Sunway Bhd. Warrants	53,643	8
*	BIMB Holdings Bhd. Warrants Exp. 12/4/2023	63,800	4
*	WCT Holdings Bhd. Warrants Expire 8/24/2020	52,360	4
*	KPJ Healthcare Warrants Expire 1/23/2019	48,000	3
*	OSK Holdings Bhd. Warrants Expire 7/22/2020	34,850	2
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	28,250	2
*,3	RHB Bank Bhd.	116,200	1
*	CB Industrial Product Holding Bhd Warrants Expire 10/31/2019	15,733	1
*	KNM Group Bhd. Warrants Expire 4/21/2020	40,650	1
*	Eastern & Oriental Bhd Warrants Exp. 7/21/2019	16,400	1
*	Mah Sing Group Bhd. Warrants Exp. 3/18/2018	23,257	1
*	Mah Sing Group Warrants Expire 1/15/2026	15,015	1
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	95,160	—
			44,003
Malta (0.0%)
3	BGP Holdings PLC	197,753	—

Mexico (0.4%)
	America Movil SAB de CV	8,028,109	6,926
	Fomento Economico Mexicano SAB de CV	580,448	5,067
	Grupo Financiero Banorte SAB de CV	617,637	3,666
	Wal-Mart de Mexico SAB de CV	1,408,668	3,148
	Grupo Televisa SAB	697,300	3,053
*	Cemex SAB de CV	3,718,126	3,022
	Grupo Mexico SAB de CV Class B	903,362	2,937
	Grupo Bimbo SAB de CV Class A	640,000	1,479
	Fibra Uno Administracion SA de CV	826,273	1,300
	Grupo Aeroportuario del Pacifico SAB de CV Class B	112,550	1,067
	Grupo Financiero Inbursa SAB de CV	607,600	1,044
	Grupo Aeroportuario del Sureste SAB de CV Class B	54,346	969
	Alfa SAB de CV Class A	858,900	897
	Coca-Cola Femsa SAB de CV	130,000	878
	Infraestructura Energetica Nova SAB de CV	167,509	855
	Industrias Penoles SAB de CV	34,783	809
	Grupo Financiero Santander Mexico SAB de CV Class B	454,165	765
	Gruma SAB de CV Class B	56,015	734
	Mexichem SAB de CV	265,894	685
	Grupo Elektra SAB DE CV	16,664	668
	Arca Continental SAB de CV	89,900	572
	Promotora y Operadora de Infraestructura SAB de CV	53,317	506
*	Elis SA (London Shares)	17,164	443
	Alsea SAB de CV	136,700	414
*	Cemex SAB de CV ADR	50,007	406
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	73,500	371
	El Puerto de Liverpool SAB de CV	54,100	368
	Banregio Grupo Financiero SAB de CV	68,100	362
	Kimberly-Clark de Mexico SAB de CV Class A	206,900	356
	Megacable Holdings SAB de CV	80,862	320
	Gentera SAB de CV	287,100	291
	Grupo Carso SAB de CV	87,430	284
	Macquarie Mexico Real Estate Management SA de CV	231,400	278
	Corp Inmobiliaria Vesta SAB de CV	184,001	228
	PLA Administradora Industrial S de RL de CV	141,986	219
	Grupo Lala SAB de CV	140,500	217
	Industrias Bachoco SAB de CV Class B	43,000	211
*	Telesites SAB de CV	278,439	206
	Bolsa Mexicana de Valores SAB de CV	112,700	188
*	Hoteles City Express SAB de CV	146,700	179
*	Genomma Lab Internacional SAB de CV Class B	153,563	179
	Prologis Property Mexico SA de CV	90,270	177
*	Becle SAB de CV	106,900	171
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	157,000	160

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Consorcio ARA SAB de CV	372,582	132
2	Concentradora Fibra Hotelera Mexicana SA de CV	186,916	125
	Grupo Financiero Interacciones SA de CV	26,377	121
	Promotora y Operadora de Infraestructura SAB de CV Class L	16,170	121
*	Industrias CH SAB de CV Class B	30,347	121
*	Organizacion Soriana SAB de CV Class B	57,125	120
	Qualitas Controladora SAB de CV	68,064	113
*	Grupo Aeromexico SAB de CV	70,353	112
	Grupo Comercial Chedraui SA de CV	53,100	103
	Grupo Rotoplas SAB de CV	60,100	95
	Unifin Financiera SAB de CV SOFOM ENR	27,100	92
	TV Azteca SAB de CV	507,500	92
	Concentradora Fibra Danhos SA de CV	53,076	90
2	Nemak SAB de CV	119,300	90
	Grupo Herdez SAB de CV	41,400	89
*	La Comer SAB de CV	83,080	81
	Credito Real SAB de CV SOFOM ER	47,600	76
*	Grupo GICSA SA de CV	122,600	74
	Alpek SAB de CV	59,100	62
*,2	Elementia SAB de CV	45,250	59
	Rassini SAB de CV	13,422	51
*	Axtel SAB de CV	212,700	46
*	Grupo Simec SAB de CV Class B	13,000	43
	OHL Mexico SAB de CV	13,100	23
			49,206
Netherlands (1.1%)
	Unilever NV	414,296	24,067
	ING Groep NV	1,049,505	19,395
	ASML Holding NV (Amsterdam Shares)	84,987	15,334
	Koninklijke Philips NV	255,305	10,405
	Unibail-Rodamco SE	27,368	6,850
	Koninklijke Ahold Delhaize NV	348,066	6,549
	Heineken NV	63,727	6,209
	Akzo Nobel NV	68,491	6,183
	RELX NV	247,085	5,578
	ArcelorMittal	164,958	4,724
	Koninklijke DSM NV	48,523	4,140
	Wolters Kluwer NV	81,850	4,012
	NN Group NV	92,437	3,871
2	ABN AMRO Group NV	112,225	3,466
*	Altice NV Class A	166,661	3,143
	Koninklijke KPN NV	847,415	2,916
	Aegon NV	462,084	2,728
	Heineken Holding NV	28,470	2,643
	Randstad Holding NV	29,449	1,812
	ASR Nederland NV	39,006	1,599
	Aalberts Industries NV	25,751	1,270
*	Galapagos NV	10,872	1,057
	IMCD Group NV	15,758	991
	Gemalto NV	21,857	865
2	Philips Lighting NV	21,620	819
	SBM Offshore NV	45,404	810
	Koninklijke Vopak NV	17,709	767
	ASM International NV	11,066	742
	APERAM SA	13,319	716
	TKH Group NV	10,533	709
	Boskalis Westminster	19,750	706
	BE Semiconductor Industries NV	8,145	640
*,^	OCI NV	26,611	631
*	Altice NV Class B	31,714	598
	Eurocommercial Properties NV	14,144	589
	Corbion NV	16,656	557
	PostNL NV	106,999	456
2	Refresco Group NV	19,171	443

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Arcadis NV	19,149	443
	Wereldhave NV	9,602	437
2	GrandVision NV	16,627	415
	Koninklijke BAM Groep NV	66,202	374
*	TomTom NV	29,775	339
*	Constellium NV Class A	29,700	333
	Wessanen	15,812	300
	Vastned Retail NV	5,721	251
2	Intertrust NV	15,411	237
*	Fugro NV	18,323	236
	NSI NV	6,011	228
	Accell Group	7,384	226
2	Flow Traders	6,726	167
	BinckBank NV	31,706	162
*,2	Takeaway.com NV	3,409	161
*	ForFarmers NV	12,056	147
	ASML Holding NV	775	140
*,2	Basic-Fit NV	5,200	119
	Brunel International NV	4,071	69
			153,774
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	163,599	1,484
	Spark New Zealand Ltd.	490,026	1,235
*	a2 Milk Co. Ltd.	199,240	1,183
	Auckland International Airport Ltd.	247,883	1,056
	Fletcher Building Ltd.	195,071	984
	Contact Energy Ltd.	205,926	810
	Ryman Healthcare Ltd.	102,735	654
	Meridian Energy Ltd.	328,883	642
*	Xero Ltd.	22,633	533
	SKYCITY Entertainment Group Ltd.	167,460	446
	Z Energy Ltd.	87,205	440
	Mercury NZ Ltd.	171,365	386
	Chorus Ltd.	134,610	370
	Air New Zealand Ltd.	150,439	340
	Kiwi Property Group Ltd.	350,127	318
	Mainfreight Ltd.	18,429	308
	Goodman Property Trust	330,776	297
	Infratil Ltd.	134,679	296
	Trade Me Group Ltd.	88,361	273
	Freightways Ltd.	48,884	256
	Genesis Energy Ltd.	126,986	213
	Argosy Property Ltd.	299,714	212
	EBOS Group Ltd.	17,526	211
	Vital Healthcare Property Trust	137,358	208
	Precinct Properties New Zealand Ltd.	225,936	200
	New Zealand Refining Co. Ltd.	111,835	193
	SKY Network Television Ltd.	91,193	156
	Metlifecare Ltd.	36,540	144
	Summerset Group Holdings Ltd.	41,195	137
	New Zealand Oil & Gas Ltd.	239,762	119
	Heartland Bank Ltd.	87,755	114
	Kathmandu Holdings Ltd.	32,196	53
*	TOWER Ltd.	26,604	15
			14,286
Norway (0.3%)
	DNB ASA	294,298	5,680
^	Statoil ASA	263,658	5,357
^	Telenor ASA	187,034	3,971
	Norsk Hydro ASA	363,839	2,815
	Yara International ASA	47,472	2,255
	Marine Harvest ASA	108,038	2,110
	Orkla ASA	207,525	2,033
	Subsea 7 SA	64,485	1,087

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Storebrand ASA	122,830	1,052
	Gjensidige Forsikring ASA	44,412	836
	Schibsted ASA Class B	32,655	766
	TGS NOPEC Geophysical Co. ASA	32,019	736
	Aker BP ASA	27,153	625
	Golar LNG Ltd.	24,500	518
	Tomra Systems ASA	36,614	511
	Bakkafrost P/F	11,138	498
*	Norwegian Finans Holding ASA	38,403	480
	SpareBank 1 SR-Bank ASA	39,928	442
	Salmar ASA	14,790	441
2	Entra ASA	29,267	403
	Veidekke ASA	34,585	388
	SpareBank 1 SMN	37,232	387
	Leroy Seafood Group ASA	63,310	380
	Schibsted ASA Class A	14,356	370
	Aker ASA	6,302	286
	Atea ASA	21,815	275
^,2	XXL ASA	24,440	264
	Austevoll Seafood ASA	23,772	238
	Grieg Seafood ASA	23,697	225
	Borregaard ASA	22,132	213
*	DNO ASA	145,158	176
*,2	Aker Solutions ASA	29,567	163
*	Nordic Semiconductor ASA	32,248	162
*	Wallenius Wilhelmsen Logistics	23,155	133
	Opera Software ASA	42,243	121
*	Akastor ASA	50,339	116
*,^	Petroleum Geo-Services ASA	67,163	110
	Ocean Yield ASA	10,516	94
*,2	BW LPG Ltd.	23,866	90
	Frontline Ltd.	14,000	85
	Norway Royal Salmon ASA	4,287	83
*,^	Norwegian Air Shuttle ASA	2,898	82
	Hoegh LNG Holdings Ltd.	6,871	54
	Stolt-Nielsen Ltd.	3,357	47
*	REC Silicon ASA	292,534	38
*,^	Seadrill Ltd.	84,727	23
			37,219
Other (0.0%)[4]
*	Banco Santander Rights Temp Line	27,243	185

Pakistan (0.0%)
	Habib Bank Ltd.	183,600	280
	Lucky Cement Ltd.	52,200	241
	Pakistan Petroleum Ltd.	132,400	226
	Pakistan State Oil Co. Ltd.	65,040	210
	Engro Fertilizers Ltd.	317,340	196
	Oil & Gas Development Co. Ltd.	122,500	167
	United Bank Ltd.	95,600	162
	Hub Power Co. Ltd.	164,500	160
	Engro Corp. Ltd.	54,700	144
	Nishat Mills Ltd.	116,000	143
	Pakistan Oilfields Ltd.	22,800	128
	MCB Bank Ltd.	63,500	120
	Fauji Cement Co. Ltd.	448,621	119
	DG Khan Cement Co. Ltd.	90,500	117
	Searle Co. Ltd.	37,768	110
	Thal Ltd.	21,750	105
	Fauji Fertilizer Co. Ltd.	120,900	92
	Kot Addu Power Co. Ltd.	130,000	79
*	SUI Southern Gas Co. Ltd.	206,500	59
	Mari Petroleum Co. Ltd.	3,990	55
	Millat Tractors Ltd.	4,470	48

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	National Bank of Pakistan	103,000	43
*	SUI Northern Gas Pipeline	20,700	22
*	Bank Alfalah Ltd.	13,500	5
			3,031
Peru (0.0%)
	Credicorp Ltd.	14,338	3,003
	Credicorp Ltd. Lima Shares	4,368	916
	Cia de Minas Buenaventura SAA ADR	50,613	698
	Volcan Cia Minera SAA Class B	541,580	267
			4,884
Philippines (0.2%)
	SM Investments Corp.	158,518	2,936
	SM Prime Holdings Inc.	2,408,450	1,728
	Ayala Land Inc.	1,830,000	1,533
	BDO Unibank Inc.	522,694	1,393
	Ayala Corp.	64,740	1,292
	JG Summit Holdings Inc.	789,250	1,177
	PLDT Inc.	31,060	1,030
	Aboitiz Equity Ventures Inc.	625,080	908
	Bank of the Philippine Islands	416,485	791
	Universal Robina Corp.	249,610	691
	GT Capital Holdings Inc.	25,833	591
	International Container Terminal Services Inc.	273,470	560
	Security Bank Corp.	111,750	533
	Metropolitan Bank & Trust Co.	310,474	521
	Jollibee Foods Corp.	104,570	505
	Metro Pacific Investments Corp.	3,531,900	465
	DMCI Holdings Inc.	1,475,900	438
	Manila Electric Co.	68,115	385
*	Alliance Global Group Inc.	999,500	310
	Semirara Mining & Power Corp. Class A	367,836	303
	Aboitiz Power Corp.	362,120	298
	Globe Telecom Inc.	7,195	285
	Robinsons Retail Holdings Inc.	149,000	280
	Megaworld Corp.	2,702,900	279
	LT Group Inc.	785,600	274
	Manila Water Co. Inc.	427,700	257
	Pilipinas Shell Petroleum Corp.	182,260	220
	Puregold Price Club Inc.	214,200	212
	Robinsons Land Corp.	401,800	196
*	Bloomberry Resorts Corp.	925,300	169
*	DoubleDragon Properties Corp.	203,900	160
	Cosco Capital Inc.	887,400	146
	Vista Land & Lifescapes Inc.	1,181,800	139
	Filinvest Land Inc.	3,219,000	124
	Century Pacific Food Inc.	394,200	116
	Petron Corp.	586,300	111
	First Gen Corp.	278,700	95
	D&L Industries Inc.	422,700	85
*	Melco Resorts And Entertainment Philippines Corp.	590,500	78
	Cebu Air Inc.	36,440	77
	First Philippine Holdings Corp.	55,160	68
	Lopez Holdings Corp.	440,600	50
	Energy Development Corp.	331,819	37
	Nickel Asia Corp.	168,600	23
			21,869
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	86,454	3,058
*	Powszechna Kasa Oszczednosci Bank Polski SA	231,015	2,459
	Powszechny Zaklad Ubezpieczen SA	149,677	1,932
	Bank Pekao SA	41,867	1,368
	KGHM Polska Miedz SA	36,524	1,234
	LPP SA	402	947

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Polskie Gornictwo Naftowe i Gazownictwo SA	454,349	835
*	PGE Polska Grupa Energetyczna SA	220,704	791
	Bank Zachodni WBK SA	7,698	772
	CD Projekt SA	18,195	603
*	Alior Bank SA	22,879	454
	Grupa Lotos SA	24,908	452
*	mBank SA	3,120	394
	CCC SA	5,210	391
*	Jastrzebska Spolka Weglowa SA	13,779	370
*	Bank Millennium SA	157,377	345
	KRUK SA	4,048	310
	Cyfrowy Polsat SA	44,317	309
*	Tauron Polska Energia SA	300,511	290
*,2	PLAY Communications SA	28,229	285
	Grupa Azoty SA	13,602	273
	Eurocash SA	25,626	259
	Energa SA	71,262	248
*	Orange Polska SA	151,454	233
	Asseco Poland SA	16,833	221
	Enea SA	55,620	213
	Kernel Holding SA	11,514	155
	Synthos SA	108,677	147
	Bank Handlowy w Warszawie SA	6,584	135
	Budimex SA	2,399	123
	Warsaw Stock Exchange	9,251	117
*	PKP Cargo SA	7,179	102
*	Ciech SA	5,603	95
	Lubelski Wegiel Bogdanka SA	4,449	90
	UNIWHEELS AG	1,005	82
*,^	Medicalgorithmics SA	1,278	71
*	Boryszew SA	20,968	58
	Neuca SA	465	31
*	Getin Holding SA	53,314	24
*	Getin Noble Bank SA	48,231	21
			20,297
Portugal (0.1%)
	Galp Energia SGPS SA	143,214	2,663
	EDP - Energias de Portugal SA	626,674	2,235
	Jeronimo Martins SGPS SA	65,183	1,184
*	Banco Comercial Portugues SA	2,198,731	657
	EDP Renovaveis SA	57,842	478
	REN - Redes Energeticas Nacionais SGPS SA	148,379	471
	Sonae SGPS SA	292,736	351
	NOS SGPS SA	57,895	347
	Navigator Co. SA	56,123	286
	CTT-Correios de Portugal SA	47,438	279
	Corticeira Amorim SGPS SA	8,976	125
	Altri SGPS SA	13,342	85
	Semapa-Sociedade de Investimento e Gestao	3,913	78
*	Banco BPI SA	38,977	53
	Mota-Engil SGPS SA	12,362	50
	Sonaecom SGPS SA	15,610	42
*	Banco Espirito Santo SA	428,634	1
			9,385
Qatar (0.1%)
	Qatar National Bank QPSC	61,803	2,066
	Masraf Al Rayan QSC	114,484	1,126
	Industries Qatar QSC	40,485	1,061
	Ooredoo QPSC	22,140	521
	Qatar Insurance Co. SAQ	36,850	450
*	Commercial Bank PQSC	61,073	441
	Qatar Islamic Bank SAQ	15,816	421
	Qatar Electricity & Water Co. QSC	7,451	374
	Doha Bank QPSC	40,734	315

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Qatar Gas Transport Co. Ltd.	72,777	303
Barwa Real Estate Co.	20,090	165
* Vodafone Qatar QSC	75,270	145
Qatar International Islamic Bank QSC	10,164	135
United Development Co. QSC	36,814	135
Aamal Co.	52,700	110
* Gulf Warehousing Co.	7,703	86
Ezdan Holding Group QSC	32,804	86
Medicare Group	3,191	60
Al Meera Consumer Goods Co. QSC	1,346	53
Qatari Investors Group QSC	6,410	52
Gulf International Services QSC	9,215	44
Salam International Investment Ltd. QSC	21,199	41
Qatar Navigation QSC	1,414	21
		8,211
Russia (0.4%)
Sberbank of Russia PJSC ADR	538,894	7,734
Lukoil PJSC ADR	128,231	6,811
Gazprom PJSC ADR	1,135,392	4,877
Novatek PJSC	286,546	3,190
Sberbank of Russia PJSC	783,021	2,595
Tatneft PJSC ADR	55,043	2,478
Magnit PJSC GDR	84,842	2,401
MMC Norilsk Nickel PJSC ADR	122,704	2,258
Surgutneftegas OJSC ADR (London Shares)	392,922	1,964
Rosneft Oil Co. PJSC GDR	308,412	1,691
AK Transneft OAO Preference Shares	430	1,360
Mobile TeleSystems PJSC	270,142	1,300
Gazprom PJSC	573,171	1,234
Alrosa PJSC	668,000	859
Moscow Exchange MICEX-RTS PJSC	406,415	820
VTB Bank PJSC	765,146,460	785
Severstal PJSC	46,537	715
2 VTB Bank PJSC GDR	302,201	626
Tatneft PJSC	73,240	546
Inter RAO UES PJSC	8,665,172	530
Novolipetsk Steel PJSC	228,169	520
RusHydro PJSC	29,234,242	408
PhosAgro PJSC GDR	27,995	385
MegaFon PJSC GDR	34,790	364
Aeroflot PJSC	105,600	325
Magnitogorsk Iron & Steel Works PJSC	374,031	282
Rostelecom PJSC	239,573	280
Tatneft PAO Preference Shares	42,152	228
Federal Grid Co. Unified Energy System PJSC	78,720,000	213
* M.Video PJSC	25,520	184
* DIXY Group PJSC	31,640	181
Mosenergo PJSC	3,281,038	172
* Bashneft PJSC	3,712	140
LSR Group PJSC GDR	47,842	138
* Uralkali PJSC	59,676	133
ROSSETI PJSC	7,635,193	124
Unipro Pjcontainer corpSC	2,787,900	122
Sistema PJSC FC GDR	24,816	117
* Novorossiysk Commercial Sea Port PJSC	759,000	112
* RussNeft PJSC	11,177	107
2 Detsky Mir PJSC	58,720	102
* Mechel PJSC	38,802	99
* Safmar Financial Investment	7,460	98
Acron PJSC	1,471	91
TGC-1 PJSC	340,600,000	82
* Raspadskaya OJSC	41,689	64
TMK PJSC	43,750	59
* OGK-2 PJSC	5,963,000	56

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Surgutneftegas OJSC ADR	8,300	41
TMK PJSC GDR	6,181	34
Sistema PJSC FC	106,900	24
Rosneft Oil Co. PJSC	3,288	18
		50,077
Singapore (0.5%)
DBS Group Holdings Ltd.	491,200	8,202
Oversea-Chinese Banking Corp. Ltd.	905,938	7,912
United Overseas Bank Ltd.	356,900	6,448
Singapore Telecommunications Ltd.	2,074,900	5,710
Keppel Corp. Ltd.	410,113	2,257
Global Logistic Properties Ltd.	800,800	1,951
CapitaLand Ltd.	672,900	1,812
Genting Singapore plc	1,552,100	1,389
Ascendas REIT	635,273	1,277
Wilmar International Ltd.	497,873	1,239
Singapore Exchange Ltd.	219,610	1,236
City Developments Ltd.	125,500	1,192
Singapore Technologies Engineering Ltd.	407,900	1,041
Suntec REIT	676,700	969
Venture Corp. Ltd.	67,700	968
Singapore Airlines Ltd.	126,420	953
CapitaLand Mall Trust	616,400	914
Singapore Press Holdings Ltd.	426,400	844
UOL Group Ltd.	126,955	842
ComfortDelGro Corp. Ltd.	547,400	812
CapitaLand Commercial Trust	626,853	798
Jardine Cycle & Carriage Ltd.	26,588	769
Hutchison Port Holdings Trust	1,616,500	695
Yangzijiang Shipbuilding Holdings Ltd.	537,136	621
Mapletree Commercial Trust	508,398	580
SATS Ltd.	152,700	527
Sembcorp Industries Ltd.	208,831	506
Golden Agri-Resources Ltd.	1,698,019	492
Mapletree Industrial Trust	335,800	478
Keppel REIT	515,188	444
Mapletree Greater China Commercial Trust	509,600	439
^ Singapore Post Ltd.	397,500	375
Frasers Centrepoint Trust	216,000	344
Parkway Life REIT	164,286	343
Mapletree Logistics Trust	357,699	333
Wing Tai Holdings Ltd.	187,400	330
Manulife US REIT	359,000	325
Yanlord Land Group Ltd.	194,600	256
^ Sembcorp Marine Ltd.	172,489	245
Ascott Residence Trust	277,209	243
CDL Hospitality Trusts	196,688	236
SIA Engineering Co. Ltd.	98,500	236
Starhill Global REIT	413,000	233
^ Keppel DC REIT	229,475	231
StarHub Ltd.	117,600	227
Keppel Infrastructure Trust	550,300	224
First Resources Ltd.	128,000	185
United Engineers Ltd.	94,200	183
Frasers Logistics & Industrial Trust	211,700	173
Asian Pay Television Trust	397,600	169
Frasers Commercial Trust	151,518	154
Boustead Singapore Ltd.	232,900	154
Cache Logistics Trust	249,765	150
Ascendas Hospitality Trust	225,000	144
Far East Hospitality Trust	279,700	144
Frasers Centrepoint Ltd.	94,000	143
Lippo Malls Indonesia Retail Trust	442,600	141
^ Raffles Medical Group Ltd.	168,000	139

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	OUE Hospitality Trust	232,100	137
^	Yoma Strategic Holdings Ltd.	310,430	133
	SPH REIT	175,700	129
	ESR-REIT	316,400	129
	CapitaLand Retail China Trust	103,600	126
	Frasers Hospitality Trust	204,000	118
	Genting Hong Kong Ltd.	439,898	106
^	M1 Ltd.	79,200	105
	First REIT	101,800	103
	Sabana Shari'ah Compliant Industrial REIT	293,300	99
	RHT Health Trust	147,100	91
	OUE Ltd.	57,600	87
	Accordia Golf Trust	158,100	87
	Soilbuild Business Space REIT	172,040	83
	Silverlake Axis Ltd.	177,499	78
	SIIC Environment Holdings Ltd.	180,320	70
*,^,3	Ezion Holdings Ltd.	445,506	64
^	Sheng Siong Group Ltd.	87,100	60
*	Beijing Gas Blue Sky Holdings Ltd.	872,000	59
	Noble Group Ltd.	192,460	41
*	Midas Holdings Ltd.	223,900	35
*,^	COSCO Shipping International Singapore Co. Ltd.	92,000	20
^	Hyflux Ltd.	54,000	19
	China Everbright Water Ltd.	47,300	17
*,^,3	Ezra Holdings Ltd.	344,056	3
*,3	Ezion Holdings Ltd Warrants Expire 04/15/2020	102,200	2
	Ascendas India Trust	300	—
*,3	China Animal Healthcare Ltd.	84,000	—
			62,378
South Africa (0.7%)
	Naspers Ltd.	115,766	28,204
	Sasol Ltd.	152,133	4,445
	MTN Group Ltd.	499,729	4,339
	Standard Bank Group Ltd.	352,230	4,090
	FirstRand Ltd.	908,044	3,296
	Steinhoff International Holdings NV (Johannesburg Shares)	700,622	3,041
	Sanlam Ltd.	462,940	2,317
	Remgro Ltd.	140,914	2,133
	Aspen Pharmacare Holdings Ltd.	91,776	2,074
	Bid Corp. Ltd.	89,872	1,976
	Shoprite Holdings Ltd.	123,787	1,772
	Vodacom Group Ltd.	159,307	1,731
	Barclays Africa Group Ltd.	173,586	1,720
	Growthpoint Properties Ltd.	730,340	1,267
	Tiger Brands Ltd.	43,481	1,188
	Bidvest Group Ltd.	97,625	1,185
	Sappi Ltd.	161,219	1,080
	AngloGold Ashanti Ltd.	115,121	1,062
	Redefine Properties Ltd.	1,356,129	1,019
	Woolworths Holdings Ltd.	254,859	1,017
	Discovery Ltd.	91,305	947
	Capitec Bank Holdings Ltd.	14,127	939
	Gold Fields Ltd.	223,503	890
	Mr Price Group Ltd.	67,369	835
	Nedbank Group Ltd.	56,432	827
	Resilient REIT Ltd.	81,213	809
	Mondi Ltd.	33,073	793
	RMB Holdings Ltd.	177,567	785
	Life Healthcare Group Holdings Ltd.	410,769	762
	Netcare Ltd.	429,935	757
	Imperial Holdings Ltd.	50,209	720
	Clicks Group Ltd.	63,233	708
	Fortress Income Fund Ltd. Class B	216,216	614
	AVI Ltd.	86,978	606

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	SPAR Group Ltd.	51,414	605
^	Truworths International Ltd.	107,629	573
	Sibanye Gold Ltd.	439,495	569
	Foschini Group Ltd.	58,522	561
	Exxaro Resources Ltd.	54,681	556
	Investec Ltd.	77,790	531
	Rand Merchant Investment Holdings Ltd.	180,815	506
	Barloworld Ltd.	51,384	485
*	Impala Platinum Holdings Ltd.	170,978	474
	Hyprop Investments Ltd.	59,915	450
	PSG Group Ltd.	23,989	445
*	Anglo American Platinum Ltd.	14,871	414
	Pick n Pay Stores Ltd.	93,244	391
	Coronation Fund Managers Ltd.	72,411	365
*	Northam Platinum Ltd.	93,536	348
	MMI Holdings Ltd.	260,004	345
	EOH Holdings Ltd.	43,545	325
*	Super Group Ltd.	112,906	319
	Pioneer Foods Group Ltd.	37,173	312
	Brait SE	82,074	307
	Fortress Income Fund Ltd. Class A	252,150	302
	DataTec Ltd.	67,690	287
	Telkom SA SOC Ltd.	74,605	279
	African Rainbow Minerals Ltd.	27,614	242
*	PPC Ltd.	464,396	242
	Kumba Iron Ore Ltd.	12,476	240
	KAP Industrial Holdings Ltd.	391,340	235
	Tongaat Hulett Ltd.	28,436	232
	Vukile Property Fund Ltd.	160,479	224
	Liberty Holdings Ltd.	28,356	223
	SA Corporate Real Estate Ltd.	642,314	218
	Assore Ltd.	9,574	209
*	Nampak Ltd.	154,905	204
	Santam Ltd.	11,134	198
*,2	Steinhoff Africa Retail Ltd.	121,070	197
	Advtech Ltd.	155,798	195
	JSE Ltd.	18,876	179
	Tsogo Sun Holdings Ltd.	121,136	178
*	Attacq Ltd.	133,198	176
*,^	Curro Holdings Ltd.	60,826	173
	Omnia Holdings Ltd.	16,576	171
	AECI Ltd.	22,863	171
	Reunert Ltd.	34,476	170
	Massmart Holdings Ltd.	22,001	167
	Murray & Roberts Holdings Ltd.	126,635	143
	Arrowhead Properties Ltd.	254,555	143
	MAS Real Estate Inc.	64,750	142
	Harmony Gold Mining Co. Ltd.	77,382	132
	Cashbuild Ltd.	5,045	130
*,2	Dis-Chem Pharmacies Ltd.	53,653	126
*	Famous Brands Ltd.	15,624	113
	Wilson Bayly Holmes-Ovcon Ltd.	10,537	113
*	Grindrod Ltd.	98,088	108
	Astral Foods Ltd.	7,639	105
	Trencor Ltd.	32,873	102
	Rebosis Property Fund Ltd.	132,655	100
	Hosken Consolidated Investments Ltd.	10,953	96
	Blue Label Telecoms Ltd.	74,154	90
	Ascendis Health Ltd.	71,819	89
	Alexander Forbes Group Holdings Ltd.	171,753	89
	Steinhoff International Holdings NV (Frankfurt Shares)	19,964	88
	Zeder Investments Ltd.	192,785	85
	Emira Property Fund Ltd.	90,821	84
	City Lodge Hotels Ltd.	9,147	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Adcock Ingram Holdings Ltd.	18,877	78
	Delta Property Fund Ltd.	143,041	75
	Mpact Ltd.	38,733	71
	Peregrine Holdings Ltd.	35,263	71
*	Sun International Ltd.	17,958	64
	Invicta Holdings Ltd.	15,867	62
	Adcorp Holdings Ltd.	57,923	58
	Merafe Resources Ltd.	433,790	55
	Metair Investments Ltd.	38,433	52
	DRDGOLD Ltd.	143,105	49
	Hudaco Industries Ltd.	5,387	48
*,^	Stadio Holdings Ltd.	95,616	41
*	ArcelorMittal South Africa Ltd.	85,605	39
	Raubex Group Ltd.	24,403	35
	Lewis Group Ltd.	17,093	33
	Oceana Group Ltd.	5,057	32
	Clover Industries Ltd.	31,279	32
*	Alviva Holdings Ltd.	18,929	26
*	Consolidated Infrastructure Group Ltd.	27,550	22
	Group Five Ltd.	15,342	14
*	Adbee Rf Ltd.	3,376	11
*	Aveng Ltd.	60,206	11
*	Royal Bafokeng Platinum Ltd.	3,748	9
*	Adcock Ingram Holdings Ltd. Warrants Expires 7/26/2019	1,045	1
*	Novus Holdings Ltd.	238	—
*,3	Rockcastle Global Real Estate Co. Ltd. (Temporary Line)	116,559	—
*,3	New Europe Property Investments plc (Temporary Line)	57,861	—
			97,090
South Korea (1.8%)
	Samsung Electronics Co. Ltd. GDR	41,582	51,268
	Samsung Electronics Co. Ltd. Preference Shares	6,055	12,127
	SK Hynix Inc.	145,054	10,695
	Samsung Electronics Co. Ltd.	4,057	10,001
	NAVER Corp.	7,147	5,712
	Hyundai Motor Co.	36,943	5,315
	LG Chem Ltd.	11,736	4,232
	Hyundai Mobis Co. Ltd.	17,523	4,170
	KB Financial Group Inc. ADR	73,319	3,850
	Shinhan Financial Group Co. Ltd.	81,992	3,683
	Hana Financial Group Inc.	81,278	3,479
	POSCO	11,113	3,239
*,^	Celltrion Inc.	20,810	3,217
	SK Innovation Co. Ltd.	15,772	2,893
	KT&G Corp.	29,477	2,791
	Samsung SDI Co. Ltd.	13,994	2,578
	Samsung C&T Corp.	19,219	2,542
	LG Electronics Inc.	30,529	2,485
	Amorepacific Corp.	8,785	2,465
	Korea Electric Power Corp.	68,272	2,394
	POSCO ADR	32,617	2,380
	SK Holdings Co. Ltd.	8,692	2,249
	Kia Motors Corp.	68,886	2,180
	Samsung Life Insurance Co. Ltd.	17,451	2,104
	Samsung Fire & Marine Insurance Co. Ltd.	8,535	2,083
	LG Household & Health Care Ltd.	1,966	2,066
	Woori Bank	131,747	1,928
	Shinhan Financial Group Co. Ltd. ADR	39,991	1,810
	LG Corp.	23,240	1,787
	KB Financial Group Inc.	33,784	1,766
	NCSoft Corp.	4,561	1,739
	LG Display Co. Ltd.	59,555	1,558
	Samsung SDS Co. Ltd.	8,280	1,533
	Samsung Electro-Mechanics Co. Ltd.	15,747	1,465
	Coway Co. Ltd.	15,395	1,338

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Lotte Chemical Corp.	4,052	1,338
*	Hyundai Heavy Industries Co. Ltd.	9,188	1,285
	S-Oil Corp.	11,170	1,284
	Korea Zinc Co. Ltd.	2,710	1,240
	Kakao Corp.	9,620	1,238
*,^,2	Samsung Biologics Co. Ltd.	3,462	1,188
	E-MART Inc.	5,612	1,123
*	Hyundai Robotics Co. Ltd.	2,775	1,120
	Hankook Tire Co. Ltd.	22,102	1,067
	Hyundai Steel Co.	19,945	1,025
	Mirae Asset Daewoo Co. Ltd.	111,867	1,015
	Hyundai Motor Co. Preference Shares	11,020	1,014
	AMOREPACIFIC Group	7,801	1,000
	Korea Aerospace Industries Ltd.	17,879	908
	Industrial Bank of Korea	66,134	906
	Dongbu Insurance Co. Ltd.	14,047	884
*	Samsung Heavy Industries Co. Ltd.	77,717	819
	Hyundai Motor Co. 2nd Preference Shares	8,048	812
	Kangwon Land Inc.	26,039	798
	SK Telecom Co. Ltd. ADR	30,122	787
*,^	SillaJen Inc.	13,012	786
	Hyosung Corp.	6,327	760
	GS Holdings Corp.	12,379	733
	BNK Financial Group Inc.	81,851	726
*	Celltrion Healthcare Co. Ltd.	13,574	714
	Hyundai Engineering & Construction Co. Ltd.	21,022	711
*	Hanmi Pharm Co. Ltd.	1,707	707
*,^,2	Netmarble Games Corp.	4,350	676
	Hotel Shilla Co. Ltd.	9,587	671
	LG Chem Ltd. Preference Shares	2,829	656
	LG Household & Health Care Ltd. Preference Shares	1,090	638
	LG Uplus Corp.	55,029	632
	SK Telecom Co. Ltd.	2,584	610
	Samsung Securities Co. Ltd.	19,087	607
	Korea Investment Holdings Co. Ltd.	10,723	607
	Hyundai Glovis Co. Ltd.	4,474	604
*	Orion Corp.	6,329	600
	Hyundai Marine & Fire Insurance Co. Ltd.	14,746	597
	Hanwha Chemical Corp.	21,819	594
	Daelim Industrial Co. Ltd.	7,898	589
	Hyundai Development Co-Engineering & Construction	16,406	588
	Hanwha Corp.	13,518	539
	CJ Corp.	3,197	533
	CJ CheilJedang Corp.	1,606	526
	KCC Corp.	1,496	521
	LG Innotek Co. Ltd.	3,342	515
*,^	ViroMed Co. Ltd.	3,848	509
^	Mando Corp.	1,724	503
	Yuhan Corp.	2,706	493
	OCI Co. Ltd.	4,823	487
	S-1 Corp.	5,939	486
	Lotte Shopping Co. Ltd.	2,374	477
	DGB Financial Group Inc.	48,829	455
	Amorepacific Corp. Preference Shares	2,853	455
	Hanon Systems	38,351	446
	NH Investment & Securities Co. Ltd.	34,715	436
	Medy-Tox Inc.	1,144	433
	Lotte Corp.	6,430	428
*,^	Samsung Engineering Co. Ltd.	38,325	418
	Doosan Corp.	3,475	416
	CJ E&M Corp.	5,447	411
	Shinsegae Inc.	1,929	394
	Hanwha Life Insurance Co. Ltd.	55,767	394
	Hyundai Department Store Co. Ltd.	4,642	379

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cheil Worldwide Inc.	20,329	378
*	Hyundai Mipo Dockyard Co. Ltd.	3,873	376
3	BGF retail Co. Ltd. Ordinary Shares	3,363	369
*	Korean Air Lines Co. Ltd.	12,848	364
	Hanssem Co. Ltd.	2,371	361
	Meritz Securities Co. Ltd.	89,383	356
*	CJ Logistics Corp.	2,507	351
*	Daewoo Engineering & Construction Co. Ltd.	52,895	348
*,^	Hanmi Science Co. ltd	4,160	341
*	Hanwha Techwin Co. Ltd.	9,335	320
^	Korea Kolmar Co. Ltd.	4,041	299
*,^	Hyundai Merchant Marine Co. Ltd.	44,119	291
^	SK Chemicals Co. Ltd.	4,290	283
	Meritz Fire & Marine Insurance Co. Ltd.	12,244	281
	Com2uSCorp	2,322	277
*	WONIK IPS Co. Ltd.	8,495	276
	Green Cross Holdings Corp.	8,097	274
	Koh Young Technology Inc.	3,972	272
	LS Corp.	3,811	269
	SFA Engineering Corp.	7,090	258
*	NHN Entertainment Corp.	4,148	254
^	Cosmax Inc.	2,006	249
*,^	Komipharm International Co. Ltd.	6,925	248
	Hyundai Home Shopping Network Corp.	2,274	248
	SK Materials Co. Ltd.	1,471	247
*,^	Hyundai Construction Equipment Co. Ltd.	734	246
	NongShim Co. Ltd.	772	240
*,^	GS Engineering & Construction Corp.	10,113	235
*,^	Doosan Infracore Co. Ltd.	28,117	232
	Kolon Industries Inc.	3,387	229
	Kumho Petrochemical Co. Ltd.	3,686	229
	Samsung Card Co. Ltd.	6,838	224
	Hyundai Greenfood Co. Ltd.	15,539	222
	Kolon Corp.	3,096	213
	LF Corp.	9,230	213
*	Medipost Co. Ltd.	2,408	210
^	KIWOOM Securities Co. Ltd.	3,278	210
*,^	Pan Ocean Co. Ltd.	44,379	208
	Ottogi Corp.	307	208
	Doosan Heavy Industries & Construction Co. Ltd.	13,264	208
	CJ O Shopping Co. Ltd.	1,159	205
*	Seegene Inc.	8,047	204
	Taekwang Industrial Co. Ltd.	199	203
*	Hugel Inc.	528	203
	Green Cross Corp.	1,066	201
*	Korea Gas Corp.	5,413	198
*,^	Kumho Tire Co. Inc.	33,480	196
	Youngone Corp.	6,334	195
	Korea Petrochemical Ind Co. Ltd.	862	193
^	Hyundai Wia Corp.	3,336	192
	Korean Reinsurance Co.	19,191	192
	GS Home Shopping Inc.	1,014	190
	Seoul Semiconductor Co. Ltd.	7,662	188
	Chong Kun Dang Pharmaceutical Corp.	1,842	185
	Soulbrain Co. Ltd.	2,999	185
*	Hyundai Rotem Co. Ltd.	10,412	182
	SK Networks Co. Ltd.	30,571	182
	Meritz Financial Group Inc.	12,474	182
	Loen Entertainment Inc.	1,895	180
^	Innocean Worldwide Inc.	2,612	179
*	Osstem Implant Co. Ltd.	2,787	179
	Samyang Holdings Corp.	2,219	179
	Daishin Securities Co. Ltd.	14,831	179
	Posco Daewoo Corp.	10,261	178

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	LIG Nex1 Co. Ltd.	2,755	177
	Dongsuh Cos. Inc.	7,129	175
	Poongsan Corp.	3,950	173
*	Ssangyong Motor Co.	36,443	171
^	Paradise Co. Ltd.	9,485	170
*,^	HLB Inc.	7,620	170
	Songwon Industrial Co. Ltd.	8,706	167
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	1,043	167
^	CJ CGV Co. Ltd.	2,668	166
	LS Industrial Systems Co. Ltd.	3,095	166
	Daewoong Co. Ltd.	11,845	165
	KEPCO Plant Service & Engineering Co. Ltd.	4,453	164
	Doosan Bobcat Inc.	5,059	164
	GS Retail Co. Ltd.	5,485	164
*,^	Interflex Co. Ltd.	2,840	162
	DoubleUGames Co. Ltd.	3,487	160
	Huchems Fine Chemical Corp.	7,579	160
	LG Hausys Ltd.	1,962	159
*	Webzen Inc.	6,346	159
	CJ CheilJedang Corp. Preference Shares	1,090	158
	Hite Jinro Co. Ltd.	6,473	154
	Hanwha General Insurance Co. Ltd.	21,067	154
	Lock&Lock Co. Ltd.	7,912	153
^	Hana Tour Service Inc.	1,714	153
	LOTTE Himart Co. Ltd.	2,295	152
	Dongkuk Steel Mill Co. Ltd.	15,616	152
	LOTTE Fine Chemical Co. Ltd.	4,172	150
^	Eo Technics Co. Ltd.	1,839	150
*,^	Leaders Cosmetics Co. Ltd.	8,684	145
	SKC Co. Ltd.	4,069	145
*	Taeyoung Engineering & Construction Co. Ltd.	18,812	144
	Modetour Network Inc.	5,428	143
	Kolon Life Science Inc.	1,039	142
	Dongjin Semichem Co. Ltd.	7,670	141
*	Yungjin Pharmaceutical Co. Ltd.	17,777	141
*,^	SK Securities Co. Ltd.	126,052	140
	SL Corp.	6,678	137
^	Cosmax BTI Inc	4,084	135
*,^	Gamevil Inc.	2,389	135
	AK Holdings Inc.	2,228	134
	Douzone Bizon Co. Ltd.	4,685	134
	Daou Technology Inc.	7,947	130
	Iljin Materials Co. Ltd.	4,510	130
	SK Gas Ltd.	1,550	130
*	Jusung Engineering Co. Ltd.	10,459	128
*,^	Hanjin Kal Corp.	6,454	125
	Hansol Chemical Co. Ltd.	1,859	123
	Ssangyong Cement Industrial Co. Ltd.	8,466	122
	Dong-A ST Co. Ltd.	1,528	122
	Bukwang Pharmaceutical Co. Ltd.	6,141	121
^	Fila Korea Ltd.	1,985	120
*	Hanall Biopharma Co. Ltd.	11,383	119
*	Wonik Holdings Co. Ltd.	17,538	119
*	Yuanta Securities Korea Co. Ltd.	38,496	116
	Daeduck Electronics Co.	12,627	116
*,^	Foosung Co. Ltd.	14,322	114
	JB Financial Group Co. Ltd.	21,715	114
	Korea Electric Terminal Co. Ltd.	1,823	114
	Hanil Cement Co. Ltd.	947	113
	Hyundai Corp. Holdings Inc.	8,688	113
	Nexen Tire Corp.	9,585	110
	Daesang Corp.	5,170	110
	Youlchon Chemical Co. Ltd.	7,368	110
	Ilyang Pharmaceutical Co. Ltd.	3,501	109

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
3	KC Tech Co. Ltd. Ordinary Shares	2,009	108
	Dongwon Industries Co. Ltd.	415	106
	LG International Corp.	3,990	104
^	JW Pharmaceutical Corp.	2,773	103
*	Dongbu HiTek Co. Ltd.	8,062	103
	MegaStudy Co. Ltd.	3,710	103
	Daewoong Pharmaceutical Co. Ltd.	1,015	103
*,^	Hyundai Electric & Energy System Co. Ltd.	485	102
*,^	Homecast Co. Ltd.	8,376	101
	Hyundai Elevator Co. Ltd.	2,055	101
	POSCO Chemtech Co. Ltd.	4,011	101
	Toptec Co. Ltd.	3,884	98
	Sam Young Electronics Co. Ltd.	8,042	98
	Lotte Chilsung Beverage Co. Ltd.	79	98
	Seah Besteel Corp.	3,350	95
	LEENO Industrial Inc.	2,065	94
	Halla Holdings Corp.	1,555	94
^	Able C&C Co. Ltd.	5,167	93
	LG Electronics Inc. Preference Shares	2,321	93
	SPC Samlip Co. Ltd.	758	93
	TES Co. Ltd.	2,989	92
	Sebang Global Battery Co. Ltd.	3,049	92
	Hankook Tire Worldwide Co. Ltd.	5,128	92
*	Advanced Process Systems Corp.	2,646	91
^	Ahnlab Inc.	2,032	91
	Young Poong Corp.	91	91
	Samyang Corp.	1,042	90
*	Binex Co. Ltd.	11,366	89
*	Amicogen Inc.	2,224	89
	Interpark Holdings Corp.	23,623	88
	Tongyang Inc.	50,362	88
*	Korea Asset In Trust Co. Ltd.	11,626	88
^	YG Entertainment Inc.	3,272	87
	Caregen Co. Ltd.	1,328	87
*	Insun ENT Co. Ltd.	14,296	87
	Lotte Food Co. Ltd.	162	87
^	It's Hanbul Co. Ltd.	2,175	86
*,^	KONA I Co. Ltd.	9,122	86
	NS Shopping Co. Ltd.	6,400	86
*,^	iNtRON Biotechnology Inc.	2,985	85
^	IS Dongseo Co. Ltd.	2,765	85
^	KEPCO Engineering & Construction Co. Inc.	5,282	84
*	Duk San Neolux Co. Ltd.	4,300	84
^	Korea Real Estate Investment & Trust Co. Ltd.	28,386	84
	NICE Information Service Co. Ltd.	10,929	83
*,^	DIO Corp.	2,745	83
	Partron Co. Ltd.	10,577	83
	CJ Hellovision Co. Ltd.	12,615	82
*,^	Chabiotech Co. Ltd.	7,025	82
^	Coreana Cosmetics Co. Ltd.	13,463	82
	Daekyo Co. Ltd.	11,162	82
*,^	Celltrion Pharm Inc.	2,648	79
*	Jenax Inc.	3,125	78
^	Daeduck GDS Co. Ltd.	4,953	78
	Silicon Works Co. Ltd.	1,927	77
*,^	ATGen Co. Ltd.	2,320	77
	Maeil Holdings Co. Ltd.	4,477	77
^	S&T Motiv Co. Ltd.	1,871	76
	Binggrae Co. Ltd.	1,397	76
	Orion Holdings Corp.	3,290	76
	Kwangju Bank Co. Ltd.	7,106	75
*	Hanwha Investment & Securities Co. Ltd.	28,944	75
^	JW Holdings Corp.	10,165	73
*,^	SM Entertainment Co.	2,434	72

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Kumho Industrial Co. Ltd.	8,282	71
^	CJ Freshway Corp.	2,037	71
	Namhae Chemical Corp.	8,782	71
*	Genexine Co. Ltd.	1,845	71
*	Emerson Pacific Inc.	2,866	70
*	Korea Line Corp.	2,370	69
	Hankook Shell Oil Co. Ltd.	194	69
	Hansae Co. Ltd.	2,942	68
	NICE Holdings Co. Ltd.	4,789	68
	Mirae Asset Life Insurance Co. Ltd.	12,832	67
	Seoyon E-Hwa Co. Ltd.	6,227	67
*	Neowiz	6,330	66
*,^	Taihan Electric Wire Co. Ltd.	58,282	66
	INTOPS Co. Ltd.	7,008	66
*,^	Peptron Inc.	1,499	66
	Hansol Paper Co. Ltd.	4,347	64
	Cell Biotech Co. Ltd.	1,908	63
*	CrystalGenomics Inc.	4,601	63
	Grand Korea Leisure Co. Ltd.	2,480	62
	Namyang Dairy Products Co. Ltd.	105	62
*,^	GemVax & Kael Co. Ltd.	5,608	61
*	Pharmicell Co. Ltd.	16,212	61
	Handsome Co. Ltd.	2,264	61
^	iMarketKorea Inc.	7,080	61
	Sindoh Co. Ltd.	1,039	58
	Dawonsys Co. Ltd.	5,674	58
*,^	COSON Co. Ltd.	4,633	58
	Lutronic Corp.	5,622	57
*	Asiana Airlines Inc.	13,664	57
*	Lotte Confectionery Co. Ltd.	340	56
	ICD Co. Ltd.	4,187	56
	InBody Co. Ltd.	2,162	56
*	GNCO Co. Ltd.	33,968	56
*	Jeil Pharmaceutical Co. Ltd.	982	55
^	ST Pharm Co. Ltd.	1,875	55
*	KTB Investment & Securities Co. Ltd.	17,627	54
	Hanjin Transportation Co. Ltd.	2,100	54
	DongKook Pharmaceutical Co. Ltd.	967	54
*,^	CUROCOM Co. Ltd.	21,142	52
*,^	Aprogen pharmaceuticals Inc.	15,801	52
*,^	CMG Pharmaceutical Co. Ltd.	16,869	52
	Green Cross Cell Corp.	1,282	51
	Vieworks Co. Ltd.	1,505	51
*,^	Naturalendo Tech Co. Ltd.	2,354	51
	Dong-A Socio Holdings Co. Ltd.	464	51
	Dae Han Flour Mills Co. Ltd.	334	51
	Dae Hwa Pharmaceutical Co. Ltd.	2,420	50
	Kwang Dong Pharmaceutical Co. Ltd.	6,830	49
*,^	3S Korea Co. Ltd.	28,794	49
	WeMade Entertainment Co. Ltd.	1,456	48
*,^	NUTRIBIOTECH Co. Ltd.	2,426	47
	KISWIRE Ltd.	1,499	47
*	Huons Co. Ltd.	781	47
	Shinyoung Securities Co. Ltd.	878	47
	SeAH Steel Corp.	566	46
*	Eugene Investment & Securities Co. Ltd.	17,472	46
^	CROWNHAITAI Holdings Co. Ltd.	2,878	46
	i-SENS Inc.	2,173	46
*	Woongjin Thinkbig Co. Ltd.	7,243	45
	Humax Co. Ltd.	5,217	44
*,2	CEMEX Holdings Philippines Inc.	493,900	44
	Posco ICT Co. Ltd.	6,926	44
	Hansol Holdings Co. Ltd.	7,639	42
	KT Skylife Co. Ltd.	3,297	41

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Byucksan Corp.	13,450	41
	Samchully Co. Ltd.	442	40
	Tongyang Life Insurance Co. Ltd.	4,930	39
^	Seobu T&D	2,903	39
	SBS Media Holdings Co. Ltd.	14,100	38
*,^	CrucialTec Co. Ltd.	14,707	37
	Youngone Holdings Co. Ltd.	745	37
	Korea Kolmar Holdings Co. Ltd.	919	37
	Dongwon F&B Co. Ltd.	196	36
	Eusu Holdings Co. Ltd.	6,136	36
	Hyundai Livart Furniture Co. Ltd.	1,592	34
	Kyobo Securities Co. Ltd.	4,032	33
	Humedix Co. Ltd.	1,026	32
	KISCO Corp.	937	32
	Muhak Co. Ltd.	1,944	32
*	S&T Dynamics Co. Ltd.	4,215	32
	Hancom Inc.	2,196	31
*,^	G-SMATT GLOBAL Co. Ltd.	2,714	31
*	Hansol Technics Co. Ltd.	1,961	31
^	Cuckoo Electronics Co. Ltd.	223	30
*,^	Taewoong Co. Ltd.	1,783	28
^	TK Corp.	3,025	27
	Huons Global Co. Ltd.	708	27
^	KH Vatec Co. Ltd.	2,613	27
*	SFA Semicon Co. Ltd.	11,646	26
	Chongkundang Holdings Corp.	389	24
	Sungwoo Hitech Co. Ltd.	3,981	24
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,448	24
	Kolao Holdings	5,310	24
	GOLFZON Co. Ltd.	566	23
*,^	Cellumed Co. Ltd.	3,487	23
*	Hanjin Heavy Industries & Construction Co. Ltd.	6,504	22
	DY Corp.	3,238	22
*	APS Holdings Corp.	2,307	21
*,^	Agabang&Company	3,825	20
^	Sung Kwang Bend Co. Ltd.	2,178	19
	Hyundai Corp.	941	19
*	Lumens Co. Ltd.	5,290	17
*	Samsung Pharmaceutical Co. Ltd.	5,105	16
^	Jeil Pharma Holdings Inc.	404	14
*	Hyundai Construction Equipment Co. Ltd. Rights Exp. 11/07/2017	145	13
*	Able C&C Co. Ltd. Rights Exp. 11/09/2017	2,021	12
*	Hyundai Electric & Energy System Co. Ltd. Rights	150	7
	Seoyon Co. Ltd.	864	6
*	Dongbu Securities Co. Ltd.	1,113	3
*	Crown Confectionery Co. Ltd.	168	3
	KT Corp. ADR	25	—
*,3	Shenglong PV-Tech Investment Co. Ltd.	1,034,191	—
*,3	BGF retail Co. Ltd.	1,802	—
*,3	KC Tech Co. Ltd.	2,941	—
*,3	CNK International Co. Ltd.	78	—
			247,441
Spain (1.1%)
	Banco Santander SA	3,893,160	26,393
	Banco Bilbao Vizcaya Argentaria SA	1,817,623	15,894
	Telefonica SA	1,199,684	12,579
	Iberdrola SA	1,514,558	12,239
	Industria de Diseno Textil SA	287,623	10,751
	Amadeus IT Group SA	112,757	7,651
*	Repsol SA	317,850	5,956
	CaixaBank SA	985,811	4,612
	Grifols SA	125,837	3,938
	Abertis Infraestructuras SA	170,536	3,689
2	Aena SME SA	17,731	3,253

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Banco de Sabadell SA	1,541,948	3,087
*	Ferrovial SA	131,363	2,853
	Banco Santander SA ADR	405,151	2,731
*	ACS Actividades de Construccion y Servicios SA	65,638	2,587
	Red Electrica Corp. SA	115,349	2,554
	Endesa SA	84,777	1,940
	Gas Natural SDG SA	82,663	1,769
	Enagas SA	60,726	1,749
	Bankinter SA	183,491	1,732
*	Bankia SA	323,275	1,543
	Merlin Properties Socimi SA	97,934	1,293
2	Cellnex Telecom SA	42,659	1,059
	Siemens Gamesa Renewable Energy SA	59,636	865
	Mapfre SA	264,284	864
	Distribuidora Internacional de Alimentacion SA	163,811	801
	Bolsas y Mercados Espanoles SHMSF SA	21,845	750
	Inmobiliaria Colonial Socimi SA	67,220	640
	Viscofan SA	10,241	620
	Mediaset Espana Comunicacion SA	52,714	573
	Acciona SA	6,185	512
	Zardoya Otis SA	46,341	502
	Ebro Foods SA	20,594	495
	Acerinox SA	33,954	488
	Prosegur Cia de Seguridad SA	63,100	482
	Cia de Distribucion Integral Logista Holdings SA	20,103	471
	NH Hotel Group SA	73,365	464
	Grifols SA Preference Shares	18,721	440
	Grupo Catalana Occidente SA	10,331	435
*	Indra Sistemas SA	30,159	433
	Applus Services SA	30,183	422
	Hispania Activos Inmobiliarios SOCIMI SA	23,661	408
*,2	Neinor Homes SA	18,580	383
	Melia Hotels International SA	25,911	354
*,2	Prosegur Cash SA	100,619	328
	Axiare Patrimonio SOCIMI SA	16,772	315
	CIE Automotive SA	10,155	302
	Corp Financiera Alba SA	4,718	276
*	Fomento de Construcciones y Contratas SA	23,977	254
2	Euskaltel SA	29,552	237
^	Tecnicas Reunidas SA	7,101	229
	Faes Farma SA	63,889	217
*	Sacyr SA	77,444	199
	Atresmedia Corp. de Medios de Comunicacion SA	18,821	193
	Ence Energia y Celulosa SA	32,440	188
*	Obrascon Huarte Lain SA	33,048	185
	Construcciones y Auxiliar de Ferrocarriles SA	4,390	181
*	Pharma Mar SA	40,605	155
	Almirall SA	14,904	144
	Papeles y Cartones de Europa SA	11,846	123
*	Codere SA	245,376	109
*	Ferrovial SA Rights	131,363	63
*,^	Promotora de Informaciones SA	7,163	25
*	Liberbank SA	40,147	19
*	Liberbank SA Rights Exp. 11/10/2017	40,147	15
*	Papeles y Cartones de Europa SA Rights	11,846	5
*,3	Let's GOWEX SA	3,921	—
			147,016
Sweden (1.1%)
	Nordea Bank AB	863,217	10,432
	Volvo AB Class B	425,462	8,427
	Swedbank AB Class A	286,819	7,118
	Hennes & Mauritz AB Class B	258,902	6,497
	Investor AB Class B	123,666	6,127
	Atlas Copco AB Class A	136,575	5,989

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Svenska Handelsbanken AB Class A	409,429	5,868
^	Atlas Copco AB Class B	139,869	5,553
	Assa Abloy AB Class B	257,824	5,436
	Sandvik AB	296,074	5,404
	Telefonaktiebolaget LM Ericsson Class B	819,620	5,158
	Skandinaviska Enskilda Banken AB Class A	397,628	4,900
*	Essity AB Class B	162,619	4,861
	Hexagon AB Class B	68,694	3,522
^	Telia Co. AB	720,479	3,335
	Boliden AB	75,672	2,648
	SKF AB	101,507	2,359
	Skanska AB Class B	98,391	2,158
	Alfa Laval AB	85,105	2,155
	Electrolux AB Class B	59,248	2,094
	Kinnevik AB	62,012	2,034
	Swedish Match AB	48,495	1,827
	Trelleborg AB Class B	64,971	1,609
	Svenska Cellulosa AB SCA Class B	161,654	1,518
	Securitas AB Class B	85,858	1,506
	Industrivarden AB Class A	54,822	1,487
	Getinge AB	61,803	1,216
	Tele2 AB	93,060	1,184
	Industrivarden AB	45,520	1,170
^	Castellum AB	72,094	1,157
*	Lundin Petroleum AB	44,622	1,050
	Nibe Industrier AB Class B	99,710	997
	Husqvarna AB	96,126	939
	Elekta AB Class B	96,373	927
	BillerudKorsnas AB	52,366	901
	Fabege AB	37,461	791
^	ICA Gruppen AB	20,843	769
	L E Lundbergforetagen AB Class B	9,847	769
	Loomis AB Class B	18,858	757
*	Fastighets AB Balder Class B	28,952	754
^	Intrum Justitia AB	20,385	714
	Hexpol AB	70,176	710
*	SSAB AB Class B	175,656	708
	Indutrade AB	24,742	686
	Com Hem Holding AB	45,266	680
2	Dometic Group AB	74,054	644
	AAK AB	7,941	642
	Holmen AB	12,333	606
*,2	Ahlsell AB	91,508	606
*	Swedish Orphan Biovitrum AB	39,826	590
	Peab AB	59,143	574
2	Thule Group AB	25,341	567
	Wihlborgs Fastigheter AB	23,665	562
	NCC AB Class B	24,919	538
	Saab AB Class B	10,439	533
	Modern Times Group MTG AB Class B	13,486	514
	Axfood AB	27,828	503
	Wallenstam AB	49,435	462
	JM AB	17,389	459
	Lifco AB Class B	11,674	418
	Hufvudstaden AB Class A	25,221	415
*	NetEnt AB	51,187	406
*	Investment AB Latour Class B	27,184	378
	AF AB	17,778	366
	Sweco AB Class B	16,941	362
2	Bravida Holding AB	52,533	359
	Bonava AB Class B	24,050	350
	Kungsleden AB	48,400	345
*	Betsson AB	43,587	342
2	Attendo AB	27,393	322

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Vitrolife AB	3,878	310
	Hemfosa Fastigheter AB	23,704	288
	Pandox AB	14,129	257
^	Mycronic AB	21,331	253
	Oriflame Holding AG	6,960	251
2	Scandic Hotels Group AB	19,107	246
	Nobia AB	27,851	228
*,^	SAS AB	72,872	225
	Cloetta AB Class B	65,209	220
	Hemfosa Fastigheter AB Preference Shares	10,228	220
	Avanza Bank Holding AB	5,824	219
	Klovern AB	153,834	207
	Clas Ohlson AB	11,122	192
*	SSAB AB Class A	38,727	190
	Ratos AB	36,738	176
	Klovern AB Preference Shares	4,687	174
	Investment AB Oresund	10,840	172
*	Bilia AB	17,722	159
*	Collector AB	14,330	151
	Atrium Ljungberg AB	8,932	148
	Melker Schorling AB	2,096	145
	Concentric AB	8,391	141
*,^	Fingerprint Cards AB Class B	56,047	139
	Lindab International AB	16,386	135
	Bure Equity AB	10,810	134
2	Resurs Holding AB	19,200	133
*	Haldex AB	11,512	128
	Mekonomen AB	5,851	118
	SkiStar AB	4,733	103
	Rezidor Hotel Group AB	19,442	70
	SAS AB Preference Shares	698	45
	NCC AB Class A	1,486	32
	Bonava AB	1,921	28
	Sagax AB	2,796	10
	Svenska Handelsbanken AB Class B	76	1
			144,412
Switzerland (2.6%)
	Nestle SA	840,925	70,754
	Novartis AG	638,422	52,657
	Roche Holding AG	185,394	42,850
	UBS Group AG	941,275	16,014
	ABB Ltd.	526,961	13,762
	Cie Financiere Richemont SA	139,225	12,835
	Zurich Insurance Group AG	40,739	12,432
	Credit Suisse Group AG	696,609	10,978
	Swiss Re AG	84,617	7,963
	Givaudan SA	2,546	5,686
	LafargeHolcim Ltd.	97,225	5,490
	Lonza Group AG	20,382	5,415
	Geberit AG	10,192	4,614
	Sika AG	582	4,308
	Swatch Group AG (Bearer)	10,822	4,242
	Adecco Group AG	46,672	3,703
	Julius Baer Group Ltd.	60,323	3,568
	SGS SA	1,395	3,445
	Swiss Life Holding AG	9,058	3,148
	Swisscom AG	5,985	3,024
	Partners Group Holding AG	4,418	2,971
	Sonova Holding AG	13,565	2,449
	Kuehne & Nagel International AG	13,614	2,379
	Roche Holding AG (Bearer)	10,028	2,330
	Schindler Holding AG	10,106	2,290
	Baloise Holding AG	12,350	1,947
	LafargeHolcim Ltd. (Paris Shares)	34,256	1,931

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Chocoladefabriken Lindt & Sprungli AG Registered Shares	27	1,874
	Straumann Holding AG	2,656	1,854
	Clariant AG	73,376	1,846
	Temenos Group AG	15,736	1,817
*	Vifor Pharma AG	13,518	1,739
	Swiss Prime Site AG	20,238	1,728
	Chocoladefabriken Lindt & Sprungli AG Participation Certificates	282	1,632
*	Actelion Ltd.	5,536	1,547
	Schindler Holding AG (Registered)	6,712	1,482
	ams AG	14,922	1,361
*	Dufry AG	9,029	1,344
	Georg Fischer AG	1,077	1,327
	Logitech International SA	35,908	1,284
	EMS-Chemie Holding AG	1,896	1,243
	Flughafen Zurich AG	5,066	1,102
*,^	Transocean Ltd.	103,601	1,088
	PSP Swiss Property AG	10,505	925
^	BB Biotech AG	13,803	882
	Helvetia Holding AG	1,618	870
2	VAT Group AG	6,283	818
	Barry Callebaut AG	510	797
	OC Oerlikon Corp. AG	49,015	786
	dormakaba Holding AG	754	746
	Tecan Group AG	3,272	692
2	Sunrise Communications Group AG	8,258	687
	GAM Holding AG	44,025	686
	Bucher Industries AG	1,714	671
	Aryzta AG	20,839	662
	Allreal Holding AG	3,822	639
	Cembra Money Bank AG	7,063	633
	Pargesa Holding SA	7,549	632
	DKSH Holding AG	7,003	587
	Belimo Holding AG	125	536
	Banque Cantonale Vaudoise	730	525
	SFS Group AG	4,231	502
*	Idorsia Ltd.	24,683	486
^	Panalpina Welttransport Holding AG	3,534	486
	Forbo Holding AG	282	426
	Sulzer AG	3,315	425
	Mobimo Holding AG	1,642	415
	u-blox Holding AG	2,049	402
	Valiant Holding AG	3,655	376
	Vontobel Holding AG	6,024	375
	COSMO Pharmaceuticals NV	2,263	328
	Inficon Holding AG	508	316
	Schweiter Technologies AG	253	310
	Bobst Group SA	2,817	301
	Emmi AG	462	288
	Daetwyler Holding AG	1,664	279
^	Burckhardt Compression Holding AG	924	275
	St. Galler Kantonalbank AG	608	274
	Komax Holding AG	937	268
	Valora Holding AG	810	260
	Huber & Suhner AG	4,778	259
	Autoneum Holding AG	940	254
	Conzzeta AG	253	249
	Siegfried Holding AG	782	245
	Implenia AG	3,487	220
^	Ypsomed Holding AG	1,264	220
*,^	Meyer Burger Technology AG	114,777	214
*	Arbonia AG	11,977	210
	Rieter Holding AG	883	206
	VZ Holding AG	578	200
*	Basilea Pharmaceutica AG	2,299	187

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Ascom Holding AG	8,010	183
	Interroll Holding AG	121	173
	BKW AG	2,930	171
	Bachem Holding AG	1,300	164
	Intershop Holding AG	331	163
	Bossard Holding AG	682	161
	Vetropack Holding AG	78	148
	EFG International AG	15,830	145
	Zehnder Group AG	3,869	142
	APG SGA SA	321	130
	LEM Holding SA	98	128
*	Schmolz & Bickenbach AG	129,951	120
	Bell Food Group AG	270	117
*,^	Leonteq AG	1,507	95
	Swissquote Group Holding SA	2,287	79
	ALSO Holding AG	582	79
	Kudelski SA	6,259	77
	Plazza AG	223	52
*	Alpiq Holding AG	434	28
*	Transocean Ltd. (Switzerland Shares)	1,000	10
			351,848
Taiwan (1.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	842,452	35,661
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,148,000	17,365
	Hon Hai Precision Industry Co. Ltd.	4,053,151	15,065
	Largan Precision Co. Ltd.	28,020	5,311
	MediaTek Inc.	393,086	4,473
	Formosa Plastics Corp.	1,296,873	3,953
	Nan Ya Plastics Corp.	1,526,423	3,767
	Cathay Financial Holding Co. Ltd.	2,080,549	3,438
	Chunghwa Telecom Co. Ltd. ADR	96,570	3,285
	CTBC Financial Holding Co. Ltd.	4,981,715	3,190
	Fubon Financial Holding Co. Ltd.	1,981,880	3,159
	Formosa Chemicals & Fibre Corp.	939,283	2,854
	Delta Electronics Inc.	588,471	2,832
	China Steel Corp.	3,302,390	2,689
	Uni-President Enterprises Corp.	1,281,992	2,679
	Mega Financial Holding Co. Ltd.	2,903,769	2,283
	Catcher Technology Co. Ltd.	193,310	2,057
	Advanced Semiconductor Engineering Inc.	1,624,273	1,964
	First Financial Holding Co. Ltd.	2,568,939	1,657
	Quanta Computer Inc.	695,450	1,638
	Asustek Computer Inc.	187,169	1,621
	E.Sun Financial Holding Co. Ltd.	2,578,457	1,569
	Taiwan Mobile Co. Ltd.	425,800	1,518
	Yuanta Financial Holding Co. Ltd.	3,334,965	1,483
	President Chain Store Corp.	152,137	1,368
	Pegatron Corp.	526,954	1,365
	Hotai Motor Co. Ltd.	113,000	1,312
	United Microelectronics Corp.	2,492,180	1,286
	Formosa Petrochemical Corp.	364,140	1,275
	Taiwan Cooperative Financial Holding Co. Ltd.	2,340,288	1,265
	Hua Nan Financial Holdings Co. Ltd.	2,189,579	1,198
	China Development Financial Holding Corp.	3,708,580	1,137
	Taishin Financial Holding Co. Ltd.	2,528,535	1,107
	Innolux Corp.	2,332,885	1,023
	Far EasTone Telecommunications Co. Ltd.	426,000	1,000
	Cheng Shin Rubber Industry Co. Ltd.	487,379	962
	Taiwan Cement Corp.	852,210	947
	Far Eastern New Century Corp.	1,052,279	902
	Win Semiconductors Corp.	107,151	878
	Foxconn Technology Co. Ltd.	273,514	872
*	Macronix International	467,000	854
	Chang Hwa Commercial Bank Ltd.	1,565,711	849

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
SinoPac Financial Holdings Co. Ltd.	2,737,193	840
China Life Insurance Co. Ltd.	878,542	831
Pou Chen Corp.	650,524	820
Lite-On Technology Corp.	524,988	741
Compal Electronics Inc.	998,323	735
Airtac International Group	42,884	695
Yageo Corp.	86,891	690
Chailease Holding Co. Ltd.	266,892	688
Advantech Co. Ltd.	99,266	678
Shin Kong Financial Holding Co. Ltd.	2,073,612	663
Hiwin Technologies Corp.	65,940	662
Globalwafers Co. Ltd.	53,000	615
Inventec Corp.	790,554	614
Eclat Textile Co. Ltd.	51,166	612
Wistron Corp.	717,091	599
Winbond Electronics Corp.	657,000	570
^ AU Optronics Corp. ADR	137,718	566
WPG Holdings Ltd.	408,000	559
Asia Cement Corp.	618,264	552
Powertech Technology Inc.	176,000	551
Novatek Microelectronics Corp.	146,025	541
Vanguard International Semiconductor Corp.	278,000	528
Chroma ATE Inc.	107,000	522
Nanya Technology Corp.	191,324	520
Tripod Technology Corp.	136,000	501
General Interface Solution Holding Ltd.	54,000	496
Teco Electric and Machinery Co. Ltd.	527,000	492
Accton Technology Corp.	148,000	477
Siliconware Precision Industries Co. Ltd.	300,655	477
Synnex Technology International Corp.	359,498	456
* Taiwan High Speed Rail Corp.	556,000	444
Phison Electronics Corp.	37,000	440
* HTC Corp.	192,491	432
Realtek Semiconductor Corp.	114,420	431
Sino-American Silicon Products Inc.	154,000	430
* Epistar Corp.	264,044	428
United Microelectronics Corp. ADR	164,278	427
Nien Made Enterprise Co. Ltd.	39,000	406
Feng TAY Enterprise Co. Ltd.	87,235	394
Walsin Technology Corp.	150,968	390
Chicony Electronics Co. Ltd.	154,459	387
Siliconware Precision Industries Co. Ltd. ADR	48,641	383
Eva Airways Corp.	767,014	378
* TaiMed Biologics Inc.	52,000	377
Walsin Lihwa Corp.	733,000	375
Micro-Star International Co. Ltd.	151,000	369
Compeq Manufacturing Co. Ltd.	306,000	360
Giant Manufacturing Co. Ltd.	69,881	359
E Ink Holdings Inc.	254,000	355
Acer Inc.	665,551	344
Bizlink Holding Inc.	32,933	330
Chipbond Technology Corp.	167,000	326
Qisda Corp.	433,000	316
Zhen Ding Technology Holding Ltd.	125,700	315
AU Optronics Corp.	756,000	310
Long Chen Paper Co. Ltd.	209,564	309
Merry Electronics Co. Ltd.	39,850	305
Silergy Corp.	14,000	302
China Synthetic Rubber Corp.	215,365	300
Taiwan Business Bank	1,075,836	297
Elite Material Co. Ltd.	74,000	295
* Ruentex Development Co. Ltd.	274,987	282
Merida Industry Co. Ltd.	60,400	282
* Tatung Co. Ltd.	610,000	282

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
FLEXium Interconnect Inc.	73,154	280
* China Airlines Ltd.	686,000	280
CTCI Corp.	179,000	277
Parade Technologies Ltd.	17,000	277
Standard Foods Corp.	111,400	276
Poya International Co. Ltd.	21,450	275
* China Petrochemical Development Corp.	606,350	271
St. Shine Optical Co. Ltd.	11,000	269
Highwealth Construction Corp.	199,540	267
King's Town Bank Co. Ltd.	244,000	267
King Yuan Electronics Co. Ltd.	246,000	261
LCY Chemical Corp.	190,000	260
Radiant Opto-Electronics Corp.	116,314	259
Taiwan Fertilizer Co. Ltd.	195,000	255
TSRC Corp.	220,925	253
Nan Kang Rubber Tire Co. Ltd.	268,493	243
Asia Optical Co. Inc.	59,000	241
Tong Yang Industry Co. Ltd.	115,000	240
Kenda Rubber Industrial Co. Ltd.	180,413	239
Taiwan Secom Co. Ltd.	80,675	238
* PharmaEssentia Corp.	50,000	236
TCI Co. Ltd.	34,521	235
China Motor Corp.	262,000	235
* TPK Holding Co. Ltd.	70,958	234
Elite Semiconductor Memory Technology Inc.	142,000	234
Ruentex Industries Ltd.	146,268	234
eMemory Technology Inc.	19,000	233
Chunghwa Telecom Co. Ltd.	67,000	229
Hota Industrial Manufacturing Co. Ltd.	48,936	229
Taiwan PCB Techvest Co. Ltd.	204,000	223
Chin-Poon Industrial Co. Ltd.	105,000	219
Primax Electronics Ltd.	84,000	218
* Evergreen Marine Corp. Taiwan Ltd.	362,940	217
TA Chen Stainless Pipe	338,753	215
* Asia Pacific Telecom Co. Ltd.	646,152	214
Formosa Taffeta Co. Ltd.	208,000	213
Waterland Financial Holdings Co. Ltd.	695,109	211
ASPEED Technology Inc.	9,000	208
Masterlink Securities Corp.	743,013	208
Greatek Electronics Inc.	112,000	207
Taiwan Paiho Ltd.	50,000	207
Simplo Technology Co. Ltd.	35,640	205
Yulon Motor Co. Ltd.	244,000	204
Oriental Union Chemical Corp.	236,000	203
Yungtay Engineering Co. Ltd.	101,000	201
* Genius Electronic Optical Co. Ltd.	17,714	200
Land Mark Optoelectronics Corp.	15,600	199
Advanced Ceramic X Corp.	18,000	198
HannStar Display Corp.	508,265	197
Taichung Commercial Bank Co. Ltd.	608,322	195
Grand Pacific Petrochemical	257,000	195
Flytech Technology Co. Ltd.	68,853	194
Gigabyte Technology Co. Ltd.	124,000	192
Taiwan Hon Chuan Enterprise Co. Ltd.	105,772	191
Eternal Materials Co. Ltd.	187,859	190
Clevo Co.	182,628	188
* Wafer Works Corp.	149,000	186
* Taiwan Glass Industry Corp.	357,842	185
Voltronic Power Technology Corp.	9,615	181
Taiwan Acceptance Corp.	50,000	179
Great Wall Enterprise Co. Ltd.	157,100	179
* Mercuries Life Insurance Co. Ltd.	337,417	178
* OBI Pharma Inc.	31,000	177
* Lealea Enterprise Co. Ltd.	470,000	176

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Lien Hwa Industrial Corp.	165,074	175
Evergreen International Storage & Transport Corp.	377,000	175
TTY Biopharm Co. Ltd.	56,541	175
King Slide Works Co. Ltd.	13,000	174
UPC Technology Corp.	309,550	172
ITEQ Corp.	82,000	172
Firich Enterprises Co. Ltd.	104,012	168
Getac Technology Corp.	120,000	168
Asia Polymer Corp.	267,800	167
Feng Hsin Steel Co. Ltd.	96,000	166
* Ho Tung Chemical Corp.	547,141	165
Far Eastern Department Stores Ltd.	335,115	165
Ennoconn Corp.	11,556	165
Cub Elecparts Inc.	16,387	162
Wistron NeWeb Corp.	56,275	162
Makalot Industrial Co. Ltd.	34,712	161
Global Unichip Corp.	16,000	160
United Integrated Services Co. Ltd.	89,000	159
Charoen Pokphand Enterprise	75,000	158
Casetek Holdings Ltd.	42,000	157
Kinsus Interconnect Technology Corp.	62,000	156
Transcend Information Inc.	55,000	156
Gourmet Master Co. Ltd.	13,585	156
Cleanaway Co. Ltd.	27,000	155
Tainan Spinning Co. Ltd.	345,543	155
Capital Securities Corp.	446,000	155
Far Eastern International Bank	495,703	154
Unimicron Technology Corp.	269,000	154
Mitac Holdings Corp.	122,667	153
Prince Housing & Development Corp.	412,050	152
Taiwan Union Technology Corp.	59,000	151
Syncmold Enterprise Corp.	65,000	151
Chong Hong Construction Co. Ltd.	61,152	150
Lingsen Precision Industries Ltd.	278,000	149
Global Brands Manufacture Ltd.	321,000	148
Sinbon Electronics Co. Ltd.	51,499	147
ScinoPharm Taiwan Ltd.	133,245	147
China General Plastics Corp.	156,560	147
Huaku Development Co. Ltd.	65,000	146
Chunghwa Precision Test Tech Co. Ltd.	4,000	145
Visual Photonics Epitaxy Co. Ltd.	65,250	145
U-Ming Marine Transport Corp.	121,000	144
Pan Jit International Inc.	142,000	142
Tung Ho Steel Enterprise Corp.	176,000	142
WT Microelectronics Co. Ltd.	88,549	140
Holtek Semiconductor Inc.	60,000	139
Career Technology MFG. Co. Ltd.	119,000	139
Globe Union Industrial Corp.	205,000	137
Sanyang Motor Co. Ltd.	188,000	136
A-DATA Technology Co. Ltd.	46,190	135
Hu Lane Associate Inc.	23,000	131
Dynapack International Technology Corp.	77,000	131
PChome Online Inc.	22,587	131
Federal Corp.	276,612	130
Namchow Holdings Co. Ltd.	64,000	129
Taiwan Styrene Monomer	190,450	129
Coretronic Corp.	107,400	129
BES Engineering Corp.	560,000	128
Tong Hsing Electronic Industries Ltd.	30,000	128
* Foxsemicon Integrated Technology Inc.	18,000	128
Shinkong Synthetic Fibers Corp.	396,000	128
* China Man-Made Fiber Corp.	437,950	128
Elan Microelectronics Corp.	82,000	126
Adlink Technology Inc.	55,168	126

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sercomm Corp.	44,000	126
China Steel Chemical Corp.	31,000	124
Everlight Electronics Co. Ltd.	81,000	124
Rechi Precision Co. Ltd.	120,000	123
Taiwan Cogeneration Corp.	155,000	121
Grape King Bio Ltd.	21,000	121
Depo Auto Parts Ind Co. Ltd.	45,000	120
China Chemical & Pharmaceutical Co. Ltd.	202,000	120
Pixart Imaging Inc.	27,000	120
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	45,000	119
momo.com Inc.	16,000	118
Chun Yuan Steel	315,000	118
Cheng Uei Precision Industry Co. Ltd.	70,000	114
* Chilisin Electronics Corp.	33,000	113
Elite Advanced Laser Corp.	27,648	112
* YFY Inc.	287,000	112
Yieh Phui Enterprise Co. Ltd.	290,440	111
* Gintech Energy Corp.	216,573	110
Pharmally International Holding Co. Ltd.	7,000	108
Cheng Loong Corp.	185,000	108
YungShin Global Holding Corp.	81,400	108
USI Corp.	218,280	108
Mercuries & Associates Holding Ltd.	133,268	108
Sinyi Realty Inc.	91,387	106
Hung Sheng Construction Ltd.	134,000	106
Wowprime Corp.	20,665	104
Sunplus Technology Co. Ltd.	171,000	103
* Wei Chuan Foods Corp.	152,000	102
Taiwan Semiconductor Co. Ltd.	41,000	101
* President Securities Corp.	212,549	101
* Egis Technology Inc.	13,000	97
* Unitech Printed Circuit Board Corp.	206,000	97
Supreme Electronics Co. Ltd.	90,000	97
Hong Pu Real Estate Development Co. Ltd.	144,000	97
PharmaEngine Inc.	17,037	96
* King's Town Construction Co. Ltd.	126,000	95
* Goldsun Building Materials Co. Ltd.	315,000	94
Kinik Co.	36,000	94
Kindom Construction Corp.	147,000	94
Xxentria Technology Materials Corp.	44,000	93
China Metal Products	101,000	93
Taiwan TEA Corp.	174,000	93
Lung Yen Life Service Corp.	38,000	92
Advanced Wireless Semiconductor Co.	46,000	92
* Yang Ming Marine Transport Corp.	223,831	92
Bank of Kaohsiung Co. Ltd.	294,085	90
Aten International Co. Ltd.	35,000	90
Tyntek Corp.	194,000	90
Kinpo Electronics	254,000	88
* Center Laboratories Inc.	54,883	88
FocalTech Systems Co. Ltd.	80,923	87
Lotes Co. Ltd.	14,000	86
* Dynamic Electronics Co. Ltd.	222,000	86
Formosa International Hotels Corp.	17,058	86
* Ritek Corp.	515,147	86
Asia Vital Components Co. Ltd.	90,000	85
Wan Hai Lines Ltd.	141,000	85
* CMC Magnetics Corp.	575,021	85
Sporton International Inc.	16,636	84
Senao International Co. Ltd.	49,000	84
IEI Integration Corp.	60,380	84
* Phihong Technology Co. Ltd.	193,000	83
Advanced Semiconductor Engineering Inc. ADR	13,400	83
Gemtek Technology Corp.	102,000	82

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sunny Friend Environmental Technology Co. Ltd.	13,000	82
* Taiwan Land Development Corp.	243,731	82
L&K Engineering Co. Ltd.	65,000	81
Nan Ya Printed Circuit Board Corp.	89,000	81
* Microbio Co. Ltd.	116,000	80
Yulon Nissan Motor Co. Ltd.	10,000	80
Darwin Precisions Corp.	73,000	79
AmTRAN Technology Co. Ltd.	154,000	79
Tung Thih Electronic Co. Ltd.	12,000	78
* Shining Building Business Co. Ltd.	224,343	78
Quanta Storage Inc.	59,000	77
Farglory Land Development Co. Ltd.	70,000	76
Sitronix Technology Corp.	27,000	76
Sigurd Microelectronics Corp.	87,000	76
China Bills Finance Corp.	150,000	75
* Silicon Integrated Systems Corp.	249,000	75
Wisdom Marine Lines Co. Ltd.	83,706	75
* AGV Products Corp.	299,440	75
OptoTech Corp.	107,427	74
Tong-Tai Machine & Tool Co. Ltd.	108,560	74
TXC Corp.	55,000	74
Rich Development Co. Ltd.	236,000	73
Cathay Real Estate Development Co. Ltd.	130,200	73
Test Research Inc.	51,000	71
Systex Corp.	36,000	71
* Etron Technology Inc.	127,000	71
Run Long Construction Co. Ltd.	57,000	70
D-Link Corp.	184,212	69
* Radium Life Tech Co. Ltd.	152,393	68
Advanced International Multitech Co. Ltd.	55,000	68
Pan-International Industrial Corp.	80,000	68
Kung Long Batteries Industrial Co. Ltd.	14,000	68
Darfon Electronics Corp.	77,000	68
Taiyen Biotech Co. Ltd.	72,000	67
Posiflex Technology Inc.	15,169	67
Sincere Navigation Corp.	93,000	67
* Motech Industries Inc.	85,447	67
Chaun-Choung Technology Corp.	20,000	67
Wah Lee Industrial Corp.	38,000	67
* ALI Corp.	105,000	67
Hsin Kuang Steel Co. Ltd.	66,000	66
Taiflex Scientific Co. Ltd.	40,800	65
FSP Technology Inc.	84,000	65
* Chimei Materials Technology Corp.	143,000	65
* HannsTouch Solution Inc.	186,000	65
International Games System Co. Ltd.	12,000	63
Ginko International Co. Ltd.	9,000	63
Sheng Yu Steel Co. Ltd.	56,000	62
Ardentec Corp.	64,903	62
Topco Scientific Co. Ltd.	24,203	61
Everlight Chemical Industrial Corp.	97,240	61
TYC Brother Industrial Co. Ltd.	53,000	61
Holy Stone Enterprise Co. Ltd.	32,200	60
Altek Corp.	61,600	60
Long Bon International Co. Ltd.	127,000	59
Gigasolar Materials Corp.	6,400	58
* Solartech Energy Corp.	110,000	57
YC INOX Co. Ltd.	67,000	57
* Elitegroup Computer Systems Co. Ltd.	73,000	57
Huang Hsiang Construction Corp.	55,000	57
Swancor Holding Co. Ltd.	22,000	55
Nien Hsing Textile Co. Ltd.	54,945	55
Chung Hwa Pulp Corp.	152,421	54
* Orient Semiconductor Electronics Ltd.	176,000	54

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Taigen Biopharmaceuticals Holdings Ltd.	77,872	53
	Weltrend Semiconductor	52,000	53
	Shin Zu Shing Co. Ltd.	19,000	53
*	CSBC Corp. Taiwan	122,000	52
	Formosan Rubber Group Inc.	100,890	50
*	TWi Pharmaceuticals Inc.	23,000	49
	Gloria Material Technology Corp.	74,000	49
	Jess-Link Products Co. Ltd.	42,750	48
	Ability Enterprise Co. Ltd.	69,000	48
	Sonix Technology Co. Ltd.	39,000	48
	Lite-On Semiconductor Corp.	38,000	48
	Iron Force Industrial Co. Ltd.	11,000	47
	Nan Liu Enterprise Co. Ltd.	9,000	47
	Sunrex Technology Corp.	79,800	47
	Infortrend Technology Inc.	100,000	46
	KEE TAI Properties Co. Ltd.	131,000	46
	Test Rite International Co. Ltd.	60,000	46
*	Lextar Electronics Corp.	74,000	45
	Basso Industry Corp.	16,200	45
	ITE Technology Inc.	37,000	44
*	Concord Securities Co. Ltd.	157,000	44
	WUS Printed Circuit Co. Ltd.	69,700	44
	Unizyx Holding Corp.	91,000	43
	Zinwell Corp.	43,000	43
	Alpha Networks Inc.	55,000	43
	Tsann Kuen Enterprise Co. Ltd.	55,000	42
	Li Cheng Enterprise Co. Ltd.	23,064	42
	Sampo Corp.	90,000	41
	Jentech Precision Industrial Co. Ltd.	16,000	41
	Faraday Technology Corp.	25,800	40
	Ton Yi Industrial Corp.	86,000	39
	Brogent Technologies Inc.	4,389	38
	Zeng Hsing Industrial Co. Ltd.	9,000	38
	Toung Loong Textile Manufacturing	14,000	37
	Soft-World International Corp.	16,000	35
*	GeoVision Inc.	24,776	35
*	Gintech Energy Corp.	55,340	35
	Yeong Guan Energy Technology Group Co. Ltd.	15,000	35
	Universal Cement Corp.	43,124	33
*	Ta Ya Electric Wire & Cable	107,000	33
	AcBel Polytech Inc.	43,000	33
	Chlitina Holding Ltd.	8,400	30
	CHC Healthcare Group	24,268	30
	ACES Electronic Co. Ltd.	33,000	30
*	E-Ton Solar Tech Co. Ltd.	90,000	29
	ENG Electric Co. Ltd.	71,039	29
	CyberTAN Technology Inc.	44,000	27
*	Ichia Technologies Inc.	49,000	27
	Chung-Hsin Electric & Machinery Manufacturing Corp.	37,000	26
	Taiwan Surface Mounting Technology Corp.	26,250	25
	Cyberlink Corp.	11,000	24
	Johnson Health Tech Co. Ltd.	21,105	23
	Green Seal Holding Ltd.	9,680	23
*	Kuo Toong International Co. Ltd.	37,643	23
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	38,000	22
*	Gigastorage Corp.	34,000	22
*	Li Peng Enterprise Co. Ltd.	75,600	22
	Global Mixed Mode Technology Inc.	9,000	21
3	MIN AIK Technology Co. Ltd.	18,400	20
*	G Tech Optoelectronics Corp.	24,043	19
*	Medigen Biotechnology Corp.	14,000	19
*	Lotus Pharmaceutical Co. Ltd.	11,000	17
	Unity Opto Technology Co. Ltd.	38,000	15
	Taiwan Shin Kong Security Co. Ltd.	11,650	15

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Gold Circuit Electronics Ltd.	41,000	14
*	China Electric Manufacturing Corp.	37,000	12
*,3	XPEC Entertainment Inc.	21,468	9
*	Winbond Electronics Corp. Rights Exp. 12/11/2017	58,726	8
	San Shing Fastech Corp.	3,770	8
	Ambassador Hotel	6,000	5
*	TA Chen Stainless Pipe Rights Exp. 12/11/2017	26,713	1
*	Yang Ming Marine Transport Corp. Rights Exp. 11/17/2017	57,199	1
*	CTBC Financial Holding Co. Ltd. Rights Exp. 12/15/2017	68,230	—
			212,583
Thailand (0.4%)
*	PTT PCL	333,963	4,225
^	Siam Cement PCL NVDR	162,800	2,401
^	Kasikornbank PCL	326,800	2,164
*	CP ALL PCL (Local)	993,200	2,093
*	Airports of Thailand PCL	1,147,150	2,057
*	Siam Commercial Bank PCL (Local)	389,900	1,720
	Kasikornbank PCL (Foreign)	228,083	1,566
	Advanced Info Service PCL (Foreign)	243,300	1,424
*	Bangkok Dusit Medical Services PCL (Local)	1,866,000	1,191
	Siam Cement PCL (Foreign)	68,300	1,007
	CP ALL PCL (Foreign)	422,200	890
	Thai Oil PCL (Foreign)	275,700	847
	PTT PCL (Foreign)	65,200	825
*	Central Pattana PCL	331,200	793
	Central Pattana PCL (Foreign)	312,900	749
*	Charoen Pokphand Foods PCL	892,800	698
*	PTT Global Chemical PCL	286,100	689
	PTT Global Chemical PCL (Foreign)	281,815	679
*	Minor International PCL	501,660	653
	Siam Commercial Bank PCL (Foreign)	143,000	631
	PTT Exploration & Production PCL (Foreign)	241,281	627
	Minor International PCL (Foreign)	467,423	608
*	Indorama Ventures PCL	437,200	606
	Siam Commercial Bank PCL	133,800	590
*	Banpu PCL (Local)	1,072,600	565
	Bangkok Bank PCL (Foreign)	89,698	543
*	Energy Absolute PCL	394,100	513
	Land & Houses PCL NVDR	1,482,900	487
*	True Corp. PCL	2,416,753	447
*	Intouch Holdings PCL	251,800	440
	Intouch Holdings PCL NVDR	237,596	415
*	Digital Telecommunications Infrastructure Fund	916,800	406
*	Bangkok Expressway & Metro PCL (Local)	1,682,509	395
*	KCE Electronics PCL	129,600	390
^	Bangkok Dusit Medical Services PCL (Foreign)	607,000	387
*,^	Total Access Communication PCL (Foreign)	241,300	387
*	Ratchaburi Electricity Generating Holding PCL (Local)	225,600	379
	Krung Thai Bank PCL (Foreign)	687,175	377
*	Bumrungrad Hospital PCL	55,300	366
	Krung Thai Bank PCL NVDR	633,000	347
*	Srisawad Corp. PCL	160,541	336
*	Home Product Center PCL (Local)	867,800	334
*	BTS Group Holdings PCL	1,260,000	323
^	Thai Union Frozen Products PCL (Foreign)	574,380	316
*	PTT Exploration and Production PCL (Local)	119,900	312
	Bangkok Bank PCL	53,100	308
*	Muangthai Leasing PCL	251,300	297
*	Tisco Financial Group PCL	111,400	294
	IRPC PCL (Foreign)	1,491,200	290
	Charoen Pokphand Foods PCL (Foreign)	367,500	287
*	Electricity Generating PCL	40,600	281
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	537,500	280
*	IRPC PCL	1,439,200	279

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	TMB Bank PCL (Foreign)	3,532,900	274
*	Bangchak Corp. PCL	217,100	273
*	Advanced Info Service PCL (Local)	45,900	269
	Home Product Center PCL (Foreign)	677,598	261
	Electricity Generating PCL (Foreign)	37,200	258
*,2	Star Petroleum Refining PCL	484,700	254
*	Bangkok Chain Hospital PCL	511,100	254
*	Robinson PCL	112,700	252
*	CH Karnchang PCL	302,700	248
*	Carabao Group PCL	77,400	246
*	Hana Microelectronics PCL	163,000	239
*	Berli Jucker PCL (Local)	147,800	238
*	Glow Energy PCL	87,500	237
*	BTS Rail Mass Transit Growth Infrastructure Fund	661,200	235
*	TMB Bank PCL	2,997,500	233
^	Delta Electronics Thailand PCL (Foreign)	89,700	232
^	Siam City Cement PCL (Foreign)	27,307	229
*	Chularat Hospital PCL	2,926,280	229
*	Central Plaza Hotel PCL	162,200	223
	Tisco Financial Group PCL NVDR	83,500	221
	Berli Jucker PCL (Foreign)	134,484	217
	Bumrungrad Hospital PCL (Foreign)	30,900	205
*	Jasmine Broadband Internet Infrastructure Fund	559,400	202
*	Kiatnakin Bank PCL (Local)	88,100	201
*	Workpoint Entertainment PCL	67,400	199
*	Sino-Thai Engineering & Construction PCL	237,700	177
*	Delta Electronics Thailand PCL	68,000	176
*	Thanachart Capital PCL	106,100	175
*	Krung Thai Bank PCL	314,800	173
	Kiatnakin Bank PCL (Foreign)	74,800	170
*	Thai Oil PCL	54,500	167
*	Land & Houses PCL	508,200	167
*	Supalai PCL	211,200	156
	BTS Group Holdings PCL NVDR	604,800	155
*	Bangkok Land PCL	2,749,700	153
	Thanachart Capital PCL (Foreign)	88,900	147
*	WHA Corp. PCL	1,264,400	146
*	Thai Airways International PCL	260,300	146
*	Superblock PCL	3,838,700	144
*	Pruksa Real Estate PCL	210,700	144
*	True Corp. PCL (Foreign)	775,201	143
	Global Power Synergy PCL	77,600	143
	Beauty Community PCL	262,700	142
^	Thoresen Thai Agencies PCL (Foreign)	476,652	139
*	Siam Global House PCL	250,801	138
*	Sansiri PCL (Local)	1,855,200	131
*	TPI Polene PCL	1,930,500	130
*	AP Thailand PCL	476,600	128
*	VGI Global Media PCL	652,900	121
*	Gunkul Engineering PCL	987,583	120
*	Quality Houses PCL	1,338,683	119
^	BEC World PCL (Foreign)	225,100	118
*	Major Cineplex Group PCL	120,200	118
*	Banpu Power PCL	117,600	109
	LPN Development PCL	268,700	106
*	Amata Corp. PCL	158,800	103
*	Bangkok Airways PCL	184,800	102
*	Krungthai Card PCL	24,700	102
*	Thai Union Group PCL	183,500	101
*	Italian-Thai Development PCL	784,500	96
*	Taokaenoi Food & Marketing PCL	123,500	96
*	Esso Thailand PCL	206,200	95
*	Tipco Asphalt PCL	140,500	95
*	PTG Energy PCL	127,400	92

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Glow Energy PCL (Foreign)	32,700	89
	Bangkok Expressway & Metro PCL (Foreign)	373,046	88
*	Vibhavadi Medical Center PCL	1,028,700	86
*	Dynasty Ceramic PCL	696,900	85
	Unique Engineering & Construction PCL	155,600	83
*	Thaicom PCL	197,300	82
*	U City PCL	90,412,494	82
*	TTW PCL	246,200	81
*	Jasmine International PCL	351,600	80
*	Thai Vegetable Oil PCL	88,000	73
*	Siam City Cement PCL (Local)	8,684	73
*	Pruksa Holding PCL	94,600	72
^	Banpu PCL	132,528	70
*	CK Power PCL	529,000	69
*	Sri Trang Agro-Industry PCL	180,700	69
^	Hana Microelectronics PCL (Foreign)	46,600	68
*	TICON Industrial Connection PCL	132,600	67
^	Bangkok Life Assurance PCL NVDR	59,100	66
*	IMPACT Growth REIT	150,500	64
	Thanachart Capital PCL NVDR	38,600	64
*	GFPT PCL	112,200	62
*	Thai Airways International PCL (Foreign)	104,374	58
	Bangkok Life Assurance PCL	50,940	57
*	Univentures PCL	143,400	54
*	Samart Corp. PCL	128,900	50
*	SPCG PCL	65,000	49
*	Thaifoods Group PCL	242,100	44
*	Total Access Communication PCL (Local)	25,400	41
*	Cal-Comp Electronics Thailand PCL	387,330	41
*	Precious Shipping PCL	125,400	40
*	Group Lease PCL	149,700	34
*,3	Inter Far East Energy Corp.	351,100	33
*	Supalai PCL Warrants Exp. 10/20/2018	52,800	33
	WHA Corp. PCL (Foreign)	210,509	24
	CK Power PCL (Foreign)	179,860	23
*	Precious Shipping PCL (Foreign)	62,700	20
^	Sri Trang Agro-Industry PCL (Foreign)	38,696	15
*	Superblock PCL Warrants Exp 08/30/20	767,740	9
*	Thoresen Thai Agencies PCL	13,200	4
*	CK Power PCL Foreign Line Warrants Expire 5/28/2020	179,860	3
*	Thoresen Thai Agencies PCL Expire 2/28/2019	53,346	3
*	Srisawad Power 1979 PCL Warrants Expire 11/30/2017	2,960	2
*	WHA Corp. PCL Warrants Expire 12/31/19	5,107	1
^	Group Lease PCL (Foreign)	6,259	1
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	79,130	1
*	VGI Global Media PCL Warrants Exp. 8/1/2018	71,450	1
*	Italian-Thai Development PCL Warrants Expire 5/13/19	56,840	1
*	Samart Corp. PCL Warrants Expire 2/11/2018	39,440	—
*	Group Lease PCL Warrants Expire 8/1/2018	9,618	—
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	24,210	—
*	Precious Shipping PCL Warrants	6,270	—
			53,841
Turkey (0.1%)
	Turkiye Garanti Bankasi AS	622,756	1,716
	Akbank Turk AS	573,230	1,516
	BIM Birlesik Magazalar AS	59,471	1,214
	Tupras Turkiye Petrol Rafinerileri AS	32,074	1,156
	Turkcell Iletisim Hizmetleri AS	296,380	1,111
	KOC Holding AS	194,769	872
	Eregli Demir ve Celik Fabrikalari TAS	340,205	800
	Haci Omer Sabanci Holding AS (Bearer)	268,197	747
	Turkiye Is Bankasi	375,252	708
	Turkiye Halk Bankasi AS	163,616	478
	Turkiye Vakiflar Bankasi TAO	270,158	452

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Aselsan Elektronik Sanayi Ve Ticaret AS	49,526	444
*	Turk Hava Yollari AO	148,047	406
	Ulker Biskuvi Sanayi AS	62,695	335
	Anadolu Efes Biracilik Ve Malt Sanayii AS	57,339	332
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	469,363	328
	Tofas Turk Otomobil Fabrikasi AS	37,311	304
	Ford Otomotiv Sanayi AS	17,563	248
	Enka Insaat ve Sanayi AS	156,234	237
	Petkim Petrokimya Holding AS	120,882	212
*	Yapi ve Kredi Bankasi AS	163,123	198
	Arcelik AS	35,788	196
	Turkiye Sise ve Cam Fabrikalari AS	161,616	190
*	Turk Telekomunikasyon AS	106,702	182
	TAV Havalimanlari Holding AS	32,203	161
	Soda Sanayii AS	106,681	148
*	Zorlu Enerji Elektrik Uretim AS	328,267	141
	Coca-Cola Icecek AS	13,694	140
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	6,904	133
	Tekfen Holding AS	35,895	121
	Anadolu Hayat Emeklilik AS	64,919	116
	Trakya Cam Sanayii AS	105,708	115
*	Aksa Enerji Uretim AS Class B	123,798	112
*	Aksigorta AS	132,563	109
*	Logo Yazilim Sanayi Ve Ticaret AS	6,831	108
	EGE Endustri VE Ticaret AS	1,374	108
*	Koza Anadolu Metal Madencilik Isletmeleri AS	59,315	96
*	Sekerbank TAS	205,730	83
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	125,938	81
	AvivaSA Emeklilik ve Hayat AS	15,887	78
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	60,942	74
*	Koza Altin Isletmeleri AS	8,052	70
*	Afyon Cimento Sanayi TAS	30,263	65
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	95,909	64
	Tat Gida Sanayi AS	37,871	56
*	Bizim Toptan Satis Magazalari AS	25,695	55
*	Vestel Elektronik Sanayi ve Ticaret AS	20,037	52
*	NET Holding AS	95,198	52
	Aygaz AS	12,065	51
	Turkiye Sinai Kalkinma Bankasi AS	131,442	47
*	Migros Ticaret AS	6,467	45
	Otokar Otomotiv Ve Savunma Sanayi A.S.	1,491	43
	Aksa Akrilik Kimya Sanayii AS	11,842	42
*	Dogan Sirketler Grubu Holding AS	168,390	41
*	Pegasus Hava Tasimaciligi AS	4,428	35
	Yazicilar Holding AS Class A	5,506	32
	Is Gayrimenkul Yatirim Ortakligi AS	87,534	31
	Turk Traktor ve Ziraat Makineleri AS	1,534	31
	Cimsa Cimento Sanayi VE Ticaret AS	8,065	30
	Torunlar Gayrimenkul Yatirim Ortakligi AS	13,045	23
*	Bagfas Bandirma Gubre Fabrikalari AS	7,361	20
*	Dogus Otomotiv Servis ve Ticaret AS	7,386	16
*	Vakif Gayrimenkul Yatirim Ortakligi AS	20,274	15
	Albaraka Turk Katilim Bankasi AS	32,421	11
*,3	Asya Katilim Bankasi AS	147,465	—
			17,233
United Arab Emirates (0.1%)
	Emirates Telecommunications Group Co. PJSC	465,484	2,260
	Emaar Properties PJSC	939,196	2,119
	First Abu Dhabi Bank PJSC	734,679	2,069
	DP World Ltd.	44,482	1,056
	Abu Dhabi Commercial Bank PJSC	521,330	1,050
	Aldar Properties PJSC	890,868	578
	DAMAC Properties Dubai Co. PJSC	473,801	508
	Dubai Islamic Bank PJSC	301,078	502

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Emaar Malls PJSC	526,538	331
Dubai Investments PJSC	435,349	312
Air Arabia PJSC	787,031	265
* Dana Gas PJSC	718,244	146
* Arabtec Holding PJSC	177,491	142
* Dubai Financial Market PJSC	426,230	135
* DXB Entertainments PJSC	666,893	134
Amanat Holdings PJSC	389,761	126
* Amlak Finance PJSC	421,186	124
Al Waha Capital PJSC	234,724	111
National Central Cooling Co. PJSC	134,628	77
* Drake & Scull International PJSC	114,862	62
* Deyaar Development PJSC	361,379	52
* Eshraq Properties Co. PJSC	184,450	40
* Union Properties PJSC	154,253	37
RAK Properties PJSC	168,932	33
		12,269
United Kingdom (5.9%)
HSBC Holdings plc	5,439,350	53,116
Royal Dutch Shell plc Class A	1,176,546	37,038
BP plc	5,221,838	35,418
Royal Dutch Shell plc Class B	1,051,592	33,859
British American Tobacco plc	507,206	32,771
GlaxoSmithKline plc	1,314,851	23,598
AstraZeneca plc	344,246	23,292
Diageo plc	671,146	22,919
Vodafone Group plc	7,233,955	20,692
Unilever plc	320,291	18,152
Lloyds Banking Group plc	19,383,796	17,570
Prudential plc	701,917	17,229
Rio Tinto plc	324,497	15,336
Glencore plc	3,178,550	15,331
Reckitt Benckiser Group plc	169,533	15,168
Shire plc	243,363	11,987
Barclays plc	4,622,745	11,408
National Grid plc	931,479	11,213
Imperial Brands plc	261,357	10,656
BHP Billiton plc	573,235	10,379
* Compass Group plc	433,626	9,520
CRH plc	228,561	8,594
BT Group plc	2,293,266	7,902
Aviva plc	1,109,208	7,441
British American Tobacco plc ADR	114,073	7,346
* Standard Chartered plc	735,446	7,325
BAE Systems plc	873,383	6,880
RELX NV (London Shares)	294,384	6,774
WPP plc	340,810	6,025
Rolls-Royce Holdings plc	450,387	5,820
Anglo American plc	308,143	5,813
Legal & General Group plc	1,625,907	5,765
Tesco plc	2,252,215	5,427
Experian plc	257,282	5,421
SSE plc	276,053	5,070
Ferguson plc	70,412	4,924
Smith & Nephew plc	245,211	4,625
Standard Life Aberdeen plc	754,035	4,303
London Stock Exchange Group plc	86,076	4,299
Associated British Foods plc	94,814	4,196
* Sky plc	288,148	3,609
Ashtead Group plc	138,462	3,567
Centrica plc	1,539,921	3,473
3i Group plc	263,346	3,361
Old Mutual plc	1,317,420	3,342
Carnival plc	49,804	3,284

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Royal Bank of Scotland Group plc	867,190	3,258
Intertek Group plc	43,171	3,110
Persimmon plc	82,524	3,071
Burberry Group plc	114,453	2,891
InterContinental Hotels Group plc	51,716	2,865
Sage Group plc	289,194	2,863
Bunzl plc	89,684	2,794
2 Worldpay Group plc	508,722	2,742
Kingfisher plc	605,049	2,516
Next plc	38,142	2,493
Randgold Resources Ltd.	24,939	2,451
Land Securities Group plc	190,518	2,447
Mondi plc	99,544	2,407
Whitbread plc	48,998	2,403
International Consolidated Airlines Group SA (London Shares)	282,463	2,386
Barratt Developments plc	267,750	2,328
Taylor Wimpey plc	876,960	2,324
Paddy Power Betfair plc	22,590	2,312
DCC plc	24,068	2,282
RSA Insurance Group plc	272,560	2,276
Johnson Matthey plc	50,567	2,270
ITV plc	1,023,032	2,236
Rentokil Initial plc	500,308	2,231
Smiths Group plc	105,853	2,209
British Land Co. plc	274,821	2,194
St. James's Place plc	139,347	2,178
Pearson plc	224,110	2,093
Informa plc	219,531	2,032
United Utilities Group plc	182,477	2,019
Micro Focus International plc	57,372	2,015
GKN plc	470,227	1,982
Marks & Spencer Group plc	426,099	1,947
Smurfit Kappa Group plc	65,010	1,939
Segro plc	266,615	1,925
Croda International plc	33,451	1,859
Direct Line Insurance Group plc	376,356	1,858
Coca-Cola HBC AG	54,522	1,843
DS Smith plc	256,884	1,777
Severn Trent plc	63,139	1,770
Wm Morrison Supermarkets plc	576,449	1,716
* Just Eat plc	165,291	1,712
Berkeley Group Holdings plc	34,207	1,700
TUI AG (London Shares)	92,958	1,679
John Wood Group plc	174,700	1,652
Bellway plc	32,879	1,594
Halma plc	101,153	1,587
Weir Group plc	60,437	1,567
G4S plc	403,993	1,507
Melrose Industries plc	507,550	1,482
Hammerson plc	212,099	1,476
Spirax-Sarco Engineering plc	19,614	1,472
Hiscox Ltd.	76,953	1,459
Admiral Group plc	55,952	1,429
Meggitt plc	207,365	1,428
J Sainsbury plc	430,958	1,388
Schroders plc	29,828	1,384
Hargreaves Lansdown plc	65,441	1,375
Travis Perkins plc	67,209	1,357
RPC Group plc	107,064	1,340
Rightmove plc	23,839	1,315
Capita plc	184,920	1,288
Inchcape plc	123,050	1,277
Antofagasta plc	96,048	1,217
Royal Mail plc	237,424	1,180

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	IMI plc	71,710	1,164
*	Cobham plc	629,734	1,162
	Investec plc	169,188	1,158
	NEPI Rockcastle plc	82,660	1,151
2	Auto Trader Group plc	251,961	1,146
	Pennon Group plc	108,382	1,143
	BBA Aviation plc	269,429	1,138
	Booker Group plc	423,950	1,133
	B&M European Value Retail SA	214,579	1,132
	Man Group plc	433,873	1,116
*	BTG plc	111,174	1,113
	Electrocomponents plc	119,791	1,105
	TP ICAP plc	148,416	1,073
	Phoenix Group Holdings	105,316	1,059
	UBM plc	113,228	1,058
	Spectris plc	30,675	1,043
	easyJet plc	58,265	1,036
	Tate & Lyle plc	120,229	1,033
*	Metro Bank plc	21,470	1,014
	Inmarsat plc	122,493	1,010
	Playtech plc	76,718	1,002
	Derwent London plc	28,044	997
*	Paysafe Group plc	128,024	997
*	CYBG plc	236,378	989
	Intermediate Capital Group plc	76,461	987
	SSP Group plc	125,571	975
2	Merlin Entertainments plc	192,280	967
*	Indivior plc	195,195	963
2	ConvaTec Group plc	363,104	945
	Beazley plc	138,506	929
	GVC Holdings plc	74,532	928
	IG Group Holdings plc	101,364	880
	Howden Joinery Group plc	160,702	875
	Rotork plc	249,638	871
	Ladbrokes Coral Group plc	514,579	871
	Aggreko plc	68,716	855
	Fresnillo plc	49,300	853
*	Tullow Oil plc	352,047	852
	Tritax Big Box REIT plc	433,576	848
	UDG Healthcare plc	68,663	843
	Hays plc	336,034	832
	Mediclinic International plc	106,578	824
	Jupiter Fund Management plc	104,031	821
	HomeServe plc	70,888	806
	Polymetal International plc	68,732	798
	Shaftesbury plc	59,961	789
	NMC Health plc	20,504	788
	Saga plc	309,845	786
	Intu Properties plc	268,035	769
	William Hill plc	222,743	764
	Great Portland Estates plc	92,125	761
	Close Brothers Group plc	40,370	745
	NEX Group plc	88,209	742
	Capital & Counties Properties plc	208,032	736
	Babcock International Group plc	67,586	729
*	KAZ Minerals plc	66,390	717
	Britvic plc	70,462	708
	WH Smith plc	25,847	703
	Daily Mail & General Trust plc	76,108	701
*,2	Wizz Air Holdings plc	15,990	696
	Victrex plc	21,012	669
	Grafton Group plc	61,147	668
	Dechra Pharmaceuticals plc	24,132	659
	Dixons Carphone plc	282,141	650

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	UNITE Group plc	66,783	624
^	Hikma Pharmaceuticals plc	39,914	617
	Greene King plc	85,285	613
	Balfour Beatty plc	167,527	609
	Moneysupermarket.com Group plc	141,111	609
	Bodycote plc	48,585	604
	AVEVA Group plc	17,821	597
	Genus plc	18,846	589
	Thomas Cook Group plc	365,068	581
*	BCA Marketplace plc	208,925	578
	Bovis Homes Group plc	36,851	576
	Renishaw plc	8,656	569
	Jardine Lloyd Thompson Group plc	32,656	565
2	Sophos Group plc	66,962	552
	Centamin plc	294,494	545
	Domino's Pizza Group plc	122,247	545
	Big Yellow Group plc	51,906	536
	Ultra Electronics Holdings plc	21,821	528
	IWG plc	183,417	525
	Savills plc	42,139	522
	Lancashire Holdings Ltd.	51,872	518
	Workspace Group plc	43,994	517
	Pagegroup plc	83,007	516
^	Provident Financial plc	41,456	513
	Ashmore Group plc	99,651	510
	Drax Group plc	136,579	504
	Cineworld Group plc	56,916	502
	Redrow plc	57,842	500
	Evraz plc	129,719	497
	Cranswick plc	12,109	495
	National Express Group plc	100,832	492
	Diploma plc	33,683	482
	JD Sports Fashion plc	101,086	480
	Greggs plc	27,961	473
	Essentra plc	66,023	467
	Rathbone Brothers plc	13,521	460
	Greencore Group plc	179,226	459
	Hill & Smith Holdings plc	26,108	459
	Senior plc	119,584	458
	QinetiQ Group plc	140,023	454
	Fidessa Group plc	15,002	454
	Crest Nicholson Holdings plc	59,806	450
	Dignity plc	13,885	447
	BGEO Group plc	9,454	446
	Vesuvius plc	56,567	441
*	Firstgroup plc	302,034	441
^	TalkTalk Telecom Group plc	153,132	434
	Synthomer plc	66,722	434
*	Serco Group plc	278,255	431
*	Cairn Energy plc	153,426	431
	Elementis plc	112,486	425
	Paragon Banking Group plc	66,078	417
	Dairy Crest Group plc	51,191	413
	Assura plc	512,573	411
	Kier Group plc	29,518	407
	Grainger plc	109,936	407
*,^	Ocado Group plc	104,850	401
	Card Factory plc	95,290	397
	Galliford Try plc	23,904	387
2	ZPG plc	82,367	383
2	Countryside Properties plc	80,649	381
	Petrofac Ltd.	65,674	366
	Entertainment One Ltd.	97,523	366
	LondonMetric Property plc	155,688	365

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Virgin Money Holdings UK plc	92,749	359
AA plc	155,835	354
Brewin Dolphin Holdings plc	72,237	339
Safestore Holdings plc	57,333	339
esure Group plc	93,898	335
Stagecoach Group plc	150,857	334
2 John Laing Group plc	87,456	332
SIG plc	143,220	328
2 Hastings Group Holdings plc	76,710	321
Just Group plc	151,434	310
Go-Ahead Group plc	13,183	310
Mitie Group plc	98,196	309
2 Ibstock plc	93,096	307
Stobart Group Ltd.	81,472	306
OM Asset Management plc	20,000	306
* Hunting plc	43,378	302
Computacenter plc	22,363	295
NewRiver REIT plc	65,679	292
OneSavings Bank plc	54,270	292
* Sports Direct International plc	54,487	286
Ted Baker plc	7,651	282
Ferrexpo plc	82,626	279
J D Wetherspoon plc	16,288	269
* Vectura Group plc	199,977	266
Morgan Advanced Materials plc	63,382	264
SuperGroup plc	10,668	263
Pets at Home Group plc	109,205	255
^ Hansteen Holdings plc	138,562	252
St. Modwen Properties plc	48,958	247
2 McCarthy & Stone plc	115,943	246
2 Spire Healthcare Group plc	61,577	243
Fenner plc	51,133	234
888 Holdings plc	70,142	233
Northgate plc	38,520	229
Polypipe Group plc	41,455	227
* EI Group plc	127,165	227
Dunelm Group plc	22,807	222
Laird plc	102,123	221
Telecom Plus plc	13,313	216
Marston's plc	151,725	215
Chemring Group plc	93,517	214
Restaurant Group plc	52,919	213
Vedanta Resources plc	18,036	213
* Aldermore Group plc	53,061	212
Keller Group plc	16,785	209
De La Rue plc	22,159	206
F&C Commercial Property Trust Ltd.	103,724	196
Oxford Instruments plc	15,167	191
Hochschild Mining plc	64,093	188
Halfords Group plc	42,204	185
UK Commercial Property Trust Ltd.	155,680	181
RPS Group plc	46,163	180
Renewi plc	129,293	178
PZ Cussons plc	39,815	175
KCOM Group plc	120,418	172
NCC Group plc	55,229	169
Picton Property Income Ltd.	146,811	168
N Brown Group plc	41,889	168
Redefine International PLC	333,213	164
Mitchells & Butlers plc	47,962	163
Chesnara plc	31,671	162
* Imagination Technologies Group plc	64,842	155
Soco International plc	99,429	154
Debenhams plc	263,423	153

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Ophir Energy plc	175,526	152
	Devro plc	44,654	144
*	Petra Diamonds Ltd.	138,411	141
	International Personal Finance plc	46,925	126
	Schroder REIT Ltd.	153,789	122
*,^	Premier Oil plc	130,154	118
*	Allied Minds plc	50,534	117
	ITE Group plc	49,024	116
*	AO World plc	74,244	108
	Rank Group plc	34,276	108
	Acacia Mining plc	43,908	105
	Helical plc	25,204	103
	Lookers plc	73,386	102
*	Premier Foods plc	194,113	101
*	Nostrum Oil & Gas plc	19,562	98
*	Jimmy Choo plc	29,187	89
	Gocompare.Com Group plc	61,143	83
	Daejan Holdings plc	813	67
2	CMC Markets plc	28,615	60
^	Carillion plc	88,745	54
	Foxtons Group plc	44,447	47
*	Countrywide plc	27,491	46
*	Lamprell plc	34,894	34
*	Interserve plc	26,828	26
*	Genel Energy plc	9,054	14
*,^,3	Afren plc	141,140	—
			815,761
United States (51.6%)
Basic Materials (1.4%)
*	DowDuPont Inc.	632,374	45,727
	Praxair Inc.	77,644	11,345
	Air Products & Chemicals Inc.	58,094	9,262
	LyondellBasell Industries NV Class A	88,126	9,124
	Ecolab Inc.	69,652	9,101
	PPG Industries Inc.	69,992	8,136
	International Paper Co.	112,614	6,449
	Newmont Mining Corp.	146,904	5,312
*	Freeport-McMoRan Inc.	370,815	5,184
	Nucor Corp.	87,867	5,081
	Albemarle Corp.	30,231	4,259
	Celanese Corp. Class A	37,916	3,955
	Eastman Chemical Co.	40,983	3,722
	FMC Corp.	36,733	3,411
	International Flavors & Fragrances Inc.	21,964	3,238
	Chemours Co.	50,464	2,857
	Arconic Inc.	104,694	2,630
	Avery Dennison Corp.	23,530	2,498
	CF Industries Holdings Inc.	63,095	2,396
*	Alcoa Corp.	49,364	2,359
	Steel Dynamics Inc.	61,500	2,288
	Mosaic Co.	94,050	2,101
	RPM International Inc.	36,000	1,920
*	Axalta Coating Systems Ltd.	57,103	1,899
	Huntsman Corp.	53,600	1,716
	Olin Corp.	44,010	1,608
	Royal Gold Inc.	17,300	1,455
	Reliance Steel & Aluminum Co.	18,900	1,452
	WR Grace & Co.	18,200	1,392
	Versum Materials Inc.	28,764	1,210
	United States Steel Corp.	46,495	1,177
	Cabot Corp.	18,900	1,152
	Ashland Global Holdings Inc.	16,543	1,125
	Scotts Miracle-Gro Co.	11,191	1,115
*	CONSOL Energy Inc.	64,277	1,037

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sensient Technologies Corp.	12,900	981
	PolyOne Corp.	19,800	912
	Domtar Corp.	19,000	899
	Southern Copper Corp.	20,901	898
	Trinseo SA	11,818	839
*	Univar Inc.	27,655	823
	NewMarket Corp.	2,000	801
*	Ingevity Corp.	11,239	800
	Westlake Chemical Corp.	9,300	790
*	Allegheny Technologies Inc.	30,943	779
	HB Fuller Co.	13,400	762
	US Silica Holdings Inc.	24,578	750
	Balchem Corp.	8,300	700
*	Platform Specialty Products Corp.	61,587	659
	Minerals Technologies Inc.	8,900	640
	Compass Minerals International Inc.	9,400	617
	Commercial Metals Co.	30,700	598
	Quaker Chemical Corp.	3,800	590
	KapStone Paper and Packaging Corp.	25,400	570
	Carpenter Technology Corp.	11,100	553
	Innospec Inc.	8,600	532
*	Ferro Corp.	22,200	529
	Worthington Industries Inc.	11,400	519
*	GCP Applied Technologies Inc.	17,600	515
	Hecla Mining Co.	96,912	457
*	Cleveland-Cliffs Inc.	75,300	449
*	Cambrex Corp.	10,300	445
	Arch Coal Inc. Class A	5,700	436
*	AK Steel Holding Corp.	91,692	421
	Neenah Paper Inc.	4,700	408
	Kaiser Aluminum Corp.	4,100	407
*	AdvanSix Inc.	8,299	384
*	Kraton Corp.	7,700	377
	Stepan Co.	4,700	375
	Deltic Timber Corp.	3,900	361
*	Coeur Mining Inc.	45,000	341
	Ferroglobe plc	20,700	331
*	Koppers Holdings Inc.	6,000	291
	Innophos Holdings Inc.	5,600	274
	Calgon Carbon Corp.	11,300	245
	A Schulman Inc.	6,200	244
*	Century Aluminum Co.	14,500	203
	PH Glatfelter Co.	9,500	199
*	Clearwater Paper Corp.	4,200	194
	Tredegar Corp.	9,400	182
	Rayonier Advanced Materials Inc.	12,300	177
*,^	Fairmount Santrol Holdings Inc.	33,000	142
	Haynes International Inc.	2,600	93
*	Veritiv Corp.	1,997	64
*,3	Ferroglobe R&W Trust	10,400	—
			193,249
Consumer Goods (4.6%)
	Procter & Gamble Co.	699,043	60,355
	Coca-Cola Co.	1,046,067	48,098
	Philip Morris International Inc.	420,939	44,047
	PepsiCo Inc.	390,336	43,027
	Altria Group Inc.	524,510	33,684
	NIKE Inc. Class B	359,005	19,742
	Mondelez International Inc. Class A	398,093	16,493
	Colgate-Palmolive Co.	233,672	16,462
	General Motors Co.	359,297	15,443
	Monsanto Co.	117,668	14,250
	Activision Blizzard Inc.	201,610	13,203
	Ford Motor Co.	1,059,653	13,002

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Kraft Heinz Co.	162,073	12,533
* Tesla Inc.	35,264	11,691
Kimberly-Clark Corp.	96,867	10,899
* Electronic Arts Inc.	81,618	9,762
Constellation Brands Inc. Class A	44,004	9,641
General Mills Inc.	157,412	8,173
Delphi Automotive plc	72,863	7,241
Stanley Black & Decker Inc.	42,073	6,797
Estee Lauder Cos. Inc. Class A	59,392	6,641
* Monster Beverage Corp.	112,626	6,524
VF Corp.	89,274	6,218
Archer-Daniels-Midland Co.	150,812	6,164
Tyson Foods Inc. Class A	75,991	5,541
Newell Brands Inc.	131,276	5,353
Clorox Co.	36,083	4,566
* Mohawk Industries Inc.	17,164	4,493
Dr Pepper Snapple Group Inc.	50,507	4,326
Kellogg Co.	68,543	4,286
DR Horton Inc.	94,649	4,184
Hershey Co.	38,344	4,071
Molson Coors Brewing Co. Class B	47,808	3,866
Conagra Brands Inc.	110,294	3,768
Genuine Parts Co.	39,625	3,496
* LKQ Corp.	88,117	3,321
McCormick & Co. Inc.	33,345	3,319
Lear Corp.	18,572	3,261
Whirlpool Corp.	19,731	3,235
JM Smucker Co.	30,328	3,216
Church & Dwight Co. Inc.	71,078	3,211
* Tapestry Inc.	77,158	3,160
* Take-Two Interactive Software Inc.	27,843	3,081
Autoliv Inc.	24,008	2,998
* NVR Inc.	913	2,996
Lennar Corp. Class A	53,243	2,964
BorgWarner Inc.	55,623	2,932
Hasbro Inc.	30,329	2,808
Brown-Forman Corp. Class B	48,342	2,756
PVH Corp.	21,388	2,712
Bunge Ltd.	37,856	2,604
Snap-on Inc.	16,300	2,572
Ingredion Inc.	19,200	2,407
PulteGroup Inc.	76,796	2,322
Hanesbrands Inc.	101,000	2,273
Hormel Foods Corp.	72,709	2,266
Campbell Soup Co.	47,763	2,263
Harley-Davidson Inc.	46,708	2,211
Leucadia National Corp.	86,420	2,186
Adient plc	25,460	2,148
Goodyear Tire & Rubber Co.	69,009	2,111
Lamb Weston Holdings Inc.	39,085	1,993
* WABCO Holdings Inc.	13,500	1,992
Coca-Cola European Partners plc	48,740	1,992
* Michael Kors Holdings Ltd.	40,200	1,962
Coty Inc. Class A	126,027	1,941
Toll Brothers Inc.	40,472	1,863
Polaris Industries Inc.	15,700	1,859
Thor Industries Inc.	13,100	1,784
Leggett & Platt Inc.	37,712	1,782
Pinnacle Foods Inc.	32,668	1,778
* Middleby Corp.	15,100	1,750
* Lululemon Athletica Inc.	25,998	1,599
Gentex Corp.	76,278	1,481
Ralph Lauren Corp. Class A	15,759	1,409
Mattel Inc.	99,761	1,409

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Post Holdings Inc.	16,872	1,399
*,^	Herbalife Ltd.	18,681	1,357
	Valvoline Inc.	54,700	1,314
	Pool Corp.	10,600	1,280
*	US Foods Holding Corp.	46,736	1,275
	Carter's Inc.	12,600	1,219
	Brunswick Corp.	23,700	1,200
*	Skechers U.S.A. Inc. Class A	37,600	1,200
	Dana Inc.	38,600	1,177
	CalAtlantic Group Inc.	21,488	1,060
*	Visteon Corp.	8,400	1,059
*,^	TreeHouse Foods Inc.	15,431	1,024
*	Edgewell Personal Care Co.	15,260	991
*	Hain Celestial Group Inc.	27,300	983
	Nu Skin Enterprises Inc. Class A	14,200	903
	Flowers Foods Inc.	47,082	896
	Sanderson Farms Inc.	5,900	882
	Snyder's-Lance Inc.	23,213	874
*,^	Tempur Sealy International Inc.	12,711	831
	LCI Industries	6,700	829
	Tupperware Brands Corp.	14,100	828
	Tenneco Inc.	13,700	796
*	Wayfair Inc.	11,300	790
*	Under Armour Inc.	68,205	786
*	Zynga Inc. Class A	201,251	785
*	Blue Buffalo Pet Products Inc.	26,507	767
*	TRI Pointe Group Inc.	43,000	761
*	Welbilt Inc.	34,400	759
*	Helen of Troy Ltd.	8,000	743
*	Darling Ingredients Inc.	40,700	743
	Energizer Holdings Inc.	16,360	703
	Spectrum Brands Holdings Inc.	6,123	673
	Wolverine World Wide Inc.	24,400	666
	Vector Group Ltd.	30,382	631
	Lancaster Colony Corp.	5,000	626
	J&J Snack Foods Corp.	4,700	626
	Herman Miller Inc.	18,074	607
	Columbia Sportswear Co.	8,900	555
*	Steven Madden Ltd.	14,050	548
	KB Home	19,700	540
*	Cooper-Standard Holdings Inc.	4,800	535
*	Deckers Outdoor Corp.	7,800	532
	B&G Foods Inc.	16,300	518
*	Dorman Products Inc.	7,300	505
*,^	Under Armour Inc. Class A	39,400	493
*	Taylor Morrison Home Corp. Class A	18,900	456
	HNI Corp.	13,300	455
*	Boston Beer Co. Inc. Class A	2,500	445
	Cooper Tire & Rubber Co.	13,500	443
*	iRobot Corp.	6,500	437
	Universal Corp.	7,374	423
*	Meritage Homes Corp.	8,600	419
*	Pilgrim's Pride Corp.	12,900	410
	Callaway Golf Co.	28,097	405
	Winnebago Industries Inc.	8,200	403
	Schweitzer-Mauduit International Inc.	9,400	397
	Nutrisystem Inc.	7,900	395
*	Gentherm Inc.	11,700	392
	MDC Holdings Inc.	9,765	362
*	Modine Manufacturing Co.	17,100	360
*	Select Comfort Corp.	10,900	354
	La-Z-Boy Inc.	12,900	348
*	Central Garden & Pet Co. Class A	9,400	347
	Fresh Del Monte Produce Inc.	7,695	343

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	WD-40 Co.	3,000	333
*	American Axle & Manufacturing Holdings Inc.	18,693	333
*	ACCO Brands Corp.	25,442	332
*	Cal-Maine Foods Inc.	7,200	324
*	Fitbit Inc. Class A	52,600	323
	Interface Inc. Class A	13,600	310
*	Avon Products Inc.	132,425	302
*	Crocs Inc.	28,900	295
^	National Beverage Corp.	3,000	294
	Cosan Ltd.	32,600	283
	Tootsie Roll Industries Inc.	7,891	281
	Steelcase Inc. Class A	19,200	279
*	Vista Outdoor Inc.	13,262	277
*,^	GoPro Inc. Class A	26,403	275
*	USANA Health Sciences Inc.	4,100	269
*	G-III Apparel Group Ltd.	10,400	264
	Andersons Inc.	6,950	260
*	Hostess Brands Inc. Class A	21,200	244
	Knoll Inc.	11,000	233
	Oxford Industries Inc.	3,500	226
	Coca-Cola Bottling Co. Consolidated	1,000	226
	Briggs & Stratton Corp.	8,700	219
*	Adecoagro SA	21,000	213
	Dean Foods Co.	21,150	206
	Ethan Allen Interiors Inc.	6,700	199
	National Presto Industries Inc.	1,600	187
*	Caesarstone Ltd.	5,400	153
	Superior Industries International Inc.	5,500	86
*	Fossil Group Inc.	9,100	72
			639,128
Consumer Services (6.3%)
*	Amazon.com Inc.	108,047	119,422
	Home Depot Inc.	326,288	54,092
	Comcast Corp. Class A	1,278,779	46,074
	Walt Disney Co.	424,793	41,549
	McDonald's Corp.	222,828	37,192
	Wal-Mart Stores Inc.	394,878	34,477
*	Priceline Group Inc.	13,332	25,490
*	Netflix Inc.	111,339	21,870
	Starbucks Corp.	382,927	21,000
	Time Warner Inc.	210,132	20,654
	Costco Wholesale Corp.	118,595	19,103
	CVS Health Corp.	276,583	18,954
	Lowe's Cos. Inc.	230,370	18,418
*	Charter Communications Inc. Class A	51,886	17,339
	Walgreens Boots Alliance Inc.	251,766	16,685
	TJX Cos. Inc.	177,110	12,362
	Marriott International Inc. Class A	86,022	10,278
*	eBay Inc.	272,462	10,255
	Target Corp.	151,028	8,917
	McKesson Corp.	57,706	7,957
	Sysco Corp.	134,588	7,486
	Carnival Corp.	110,982	7,368
	Yum! Brands Inc.	95,344	7,098
	Ross Stores Inc.	105,512	6,699
	Twenty-First Century Fox Inc. Class A	252,134	6,593
	Las Vegas Sands Corp.	98,348	6,233
	Dollar General Corp.	75,595	6,111
	Royal Caribbean Cruises Ltd.	46,918	5,807
*	Dollar Tree Inc.	63,336	5,779
^	CBS Corp. Class B	98,160	5,509
	Cardinal Health Inc.	86,890	5,379
	Kroger Co.	244,307	5,057
*	O'Reilly Automotive Inc.	23,757	5,012

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Liberty Global plc	163,921	4,900
* AutoZone Inc.	7,676	4,525
Hilton Worldwide Holdings Inc.	60,690	4,387
MGM Resorts International	139,055	4,359
Omnicom Group Inc.	64,226	4,315
Expedia Inc.	33,380	4,161
* Yum China Holdings Inc.	102,719	4,145
Best Buy Co. Inc.	72,272	4,046
Twenty-First Century Fox Inc.	152,425	3,879
* CarMax Inc.	50,604	3,800
Nielsen Holdings plc	98,438	3,649
AmerisourceBergen Corp. Class A	43,640	3,358
* Ulta Beauty Inc.	16,362	3,302
Wynn Resorts Ltd.	22,009	3,246
* DISH Network Corp. Class A	60,660	2,944
Wyndham Worldwide Corp.	27,298	2,917
Aramark	64,788	2,831
L Brands Inc.	65,707	2,828
Darden Restaurants Inc.	33,232	2,734
Tiffany & Co.	28,855	2,701
MercadoLibre Inc.	10,857	2,609
* Norwegian Cruise Line Holdings Ltd.	46,617	2,599
* Liberty Interactive Corp. QVC Group Class A	112,847	2,564
Vail Resorts Inc.	10,589	2,425
Delta Air Lines Inc.	48,465	2,425
Domino's Pizza Inc.	12,800	2,342
Viacom Inc. Class B	95,414	2,293
Southwest Airlines Co.	40,436	2,178
* Liberty Media Corp-Liberty SiriusXM Class C	51,141	2,130
^ Sirius XM Holdings Inc.	381,740	2,077
Tractor Supply Co.	34,000	2,049
Interpublic Group of Cos. Inc.	103,807	1,998
FactSet Research Systems Inc.	10,300	1,956
Scripps Networks Interactive Inc. Class A	23,465	1,954
* Copart Inc.	53,000	1,923
* Liberty Media Corp-Liberty Formula One	50,015	1,908
Kohl's Corp.	45,304	1,892
* Chipotle Mexican Grill Inc. Class A	6,850	1,863
Service Corp. International	48,500	1,720
KAR Auction Services Inc.	36,304	1,718
Gap Inc.	65,309	1,697
* Burlington Stores Inc.	18,062	1,696
* Liberty Global plc Class A	54,194	1,672
* ServiceMaster Global Holdings Inc.	35,398	1,668
Macy's Inc.	84,348	1,582
Advance Auto Parts Inc.	19,302	1,578
* Live Nation Entertainment Inc.	35,700	1,563
American Airlines Group Inc.	33,366	1,562
Dunkin' Brands Group Inc.	24,118	1,425
* GrubHub Inc.	23,200	1,416
H&R Block Inc.	54,442	1,347
News Corp. Class A	97,270	1,329
* Bright Horizons Family Solutions Inc.	15,254	1,316
* Discovery Communications Inc.	71,747	1,278
Nordstrom Inc.	30,535	1,211
Sabre Corp.	61,154	1,196
Williams-Sonoma Inc.	23,100	1,192
Signet Jewelers Ltd.	18,100	1,187
* United Continental Holdings Inc.	19,700	1,152
Dun & Bradstreet Corp.	9,830	1,148
Casey's General Stores Inc.	9,900	1,134
Six Flags Entertainment Corp.	18,000	1,130
* Grand Canyon Education Inc.	12,400	1,110
Foot Locker Inc.	36,633	1,102

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	TripAdvisor Inc.	29,368	1,101
*	Madison Square Garden Co. Class A	4,933	1,099
	Rollins Inc.	24,850	1,091
	Cinemark Holdings Inc.	28,000	1,018
	Extended Stay America Inc.	51,059	1,012
*	Stamps.com Inc.	4,300	965
*	Beacon Roofing Supply Inc.	17,144	950
	Chemed Corp.	4,200	938
*	Yelp Inc. Class A	19,677	919
*	Liberty Media Corp-Liberty SiriusXM Class A	22,033	919
	Cable One Inc.	1,292	917
	Texas Roadhouse Inc. Class A	18,300	915
	Nexstar Media Group Inc. Class A	14,086	899
	Tribune Media Co. Class A	21,900	896
	Dolby Laboratories Inc. Class A	14,600	846
	Cracker Barrel Old Country Store Inc.	5,300	828
	Jack in the Box Inc.	7,800	807
	ILG Inc.	26,538	787
*	Avis Budget Group Inc.	19,000	784
*	Hyatt Hotels Corp. Class A	12,494	783
	Bed Bath & Beyond Inc.	39,100	778
*	Hilton Grand Vacations Inc.	18,540	759
*,^	AutoNation Inc.	15,966	757
	Churchill Downs Inc.	3,600	751
	TEGNA Inc.	61,377	751
	Wendy's Co.	49,228	749
*	Scientific Games Corp. Class A	15,681	746
*	Five Below Inc.	13,300	735
*	Lions Gate Entertainment Corp. Class B	26,185	724
	International Game Technology plc	29,878	702
*	AMC Networks Inc. Class A	13,734	699
	Sinclair Broadcast Group Inc. Class A	21,965	696
	Marriott Vacations Worldwide Corp.	5,263	693
*	Murphy USA Inc.	9,130	679
*	Liberty Expedia Holdings Inc. Class A	14,681	677
	Lithia Motors Inc. Class A	5,900	668
	Hillenbrand Inc.	16,800	664
*	Sprouts Farmers Market Inc.	35,094	649
	Aaron's Inc.	17,500	644
	John Wiley & Sons Inc. Class A	11,400	623
*	Michaels Cos. Inc.	31,512	612
	Graham Holdings Co. Class B	1,099	612
*	Adtalem Global Education Inc.	16,536	611
	Regal Entertainment Group Class A	37,323	610
	Big Lots Inc.	11,800	605
	New York Times Co. Class A	31,500	602
*	Ollie's Bargain Outlet Holdings Inc.	13,400	598
*	Performance Food Group Co.	20,852	590
*	Liberty Global PLC LiLAC	26,819	590
*	Sotheby's	11,300	586
	American Eagle Outfitters Inc.	44,943	585
	Boyd Gaming Corp.	19,800	579
*	Discovery Communications Inc. Class A	30,441	575
*	SiteOne Landscape Supply Inc.	9,000	572
	AMERCO	1,446	568
*	Sally Beauty Holdings Inc.	32,500	563
	Papa John's International Inc.	8,200	558
*	United Natural Foods Inc.	14,133	548
	Planet Fitness Inc. Class A	20,400	543
	Brinker International Inc.	17,500	538
	Choice Hotels International Inc.	7,700	537
*	Penn National Gaming Inc.	20,500	535
	Dick's Sporting Goods Inc.	21,500	526
	Matthews International Corp. Class A	8,319	523

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Urban Outfitters Inc.	21,317	523
PriceSmart Inc.	6,200	520
* Caesars Entertainment Corp.	39,725	514
Meredith Corp.	9,700	514
Alaska Air Group Inc.	7,700	508
* Dave & Buster's Entertainment Inc.	10,400	501
* Acxiom Corp.	19,600	493
* Rite Aid Corp.	294,300	486
Cheesecake Factory Inc.	10,700	479
Morningstar Inc.	5,600	477
* RH	5,300	477
* Etsy Inc.	28,500	476
* Buffalo Wild Wings Inc.	4,000	473
News Corp. Class B	33,640	468
Travelport Worldwide Ltd.	29,400	461
GameStop Corp. Class A	24,516	458
Children's Place Inc.	4,200	457
Red Rock Resorts Inc. Class A	18,100	446
* La Quinta Holdings Inc.	24,606	434
* JetBlue Airways Corp.	22,312	427
Bob Evans Farms Inc.	5,500	425
Penske Automotive Group Inc.	9,100	424
Office Depot Inc.	135,767	421
* Groupon Inc. Class A	88,100	420
* Pandora Media Inc.	57,100	417
DSW Inc. Class A	21,420	410
* Liberty Global PLC LiLAC Class A	18,691	406
* Cars.com Inc.	16,792	400
Bloomin' Brands Inc.	22,435	399
* Belmond Ltd. Class A	30,100	396
* Rush Enterprises Inc. Class A	7,600	386
Group 1 Automotive Inc.	4,900	385
* Lions Gate Entertainment Corp. Class A	13,193	383
Core-Mark Holding Co. Inc.	11,200	381
* Pinnacle Entertainment Inc.	14,500	375
Monro Inc.	7,500	370
* Weight Watchers International Inc.	8,000	359
* Hertz Global Holdings Inc.	13,981	348
* Shutterfly Inc.	8,100	346
Time Inc.	29,302	340
* TrueCar Inc.	19,300	312
* Eldorado Resorts Inc.	12,132	312
* Houghton Mifflin Harcourt Co.	30,800	305
* Arcos Dorados Holdings Inc. Class A	29,800	298
* Red Robin Gourmet Burgers Inc.	4,300	294
HSN Inc.	7,600	287
SpartanNash Co.	11,600	285
* Asbury Automotive Group Inc.	4,600	282
International Speedway Corp. Class A	7,200	280
* Herc Holdings Inc.	5,760	279
Guess? Inc.	17,200	279
Capella Education Co.	3,400	277
Sonic Corp.	10,700	272
^ Abercrombie & Fitch Co.	20,080	270
Strayer Education Inc.	2,800	262
Caleres Inc.	9,200	251
Chico's FAS Inc.	30,900	247
Copa Holdings SA Class A	2,000	246
* Diplomat Pharmacy Inc.	11,536	243
* Bankrate Inc.	17,400	242
Scholastic Corp.	6,500	240
* Liberty TripAdvisor Holdings Inc. Class A	21,067	228
Dillard's Inc. Class A	4,400	224
* MSG Networks Inc.	12,700	220

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Lumber Liquidators Holdings Inc.	7,100	219
*	EW Scripps Co. Class A	12,500	217
*,^	JC Penney Co. Inc.	75,534	212
*	Liberty Media Corp-Liberty Formula One Class A	5,771	210
	Gannett Co. Inc.	23,988	209
	Sonic Automotive Inc. Class A	10,200	202
*	Liberty Media Corp-Liberty Braves Series C	7,918	187
*	MakeMyTrip Ltd.	6,500	177
	New Media Investment Group Inc.	10,669	170
	Tailored Brands Inc.	11,000	170
*	SeaWorld Entertainment Inc.	14,500	166
	DineEquity Inc.	3,400	162
*	Spirit Airlines Inc.	4,100	152
	Weis Markets Inc.	3,900	151
*	SUPERVALU Inc.	9,113	148
*	Regis Corp.	9,500	142
*	Express Inc.	20,600	139
	Allegiant Travel Co. Class A	1,000	136
*	BJ's Restaurants Inc.	4,200	133
*	Hawaiian Holdings Inc.	3,900	131
*	Bitauto Holdings Ltd. ADR	2,500	113
	Speedway Motorsports Inc.	5,653	113
	Rent-A-Center Inc.	11,100	110
	Buckle Inc.	6,500	107
*	Genesco Inc.	4,200	103
*	Fiesta Restaurant Group Inc.	5,900	98
^	GNC Holdings Inc. Class A	13,900	95
	Finish Line Inc. Class A	10,200	95
	Barnes & Noble Inc.	13,300	93
	National CineMedia Inc.	12,700	85
*	Fang Holdings Ltd. ADR	18,800	85
*	Biglari Holdings Inc.	225	80
	Pier 1 Imports Inc.	15,000	62
*	Hibbett Sports Inc.	4,600	59
*	FTD Cos. Inc.	5,200	56
*	Liberty Media Corp-Liberty Braves Series A	2,308	54
*	Barnes & Noble Education Inc.	8,124	44
*	Lands' End Inc.	2,691	29
			865,676
Financials (10.5%)
	JPMorgan Chase & Co.	957,961	96,380
	Bank of America Corp.	2,673,479	73,227
	Wells Fargo & Co.	1,217,292	68,339
*	Berkshire Hathaway Inc. Class B	358,007	66,926
	Visa Inc. Class A	503,269	55,350
	Citigroup Inc.	738,749	54,298
	Mastercard Inc. Class A	257,129	38,253
*	Berkshire Hathaway Inc. Class A	105	29,449
	Goldman Sachs Group Inc.	99,637	24,160
	US Bancorp	427,735	23,260
	American Express Co.	199,842	19,089
	Chubb Ltd.	125,859	18,982
	PNC Financial Services Group Inc.	131,091	17,932
	Morgan Stanley	358,224	17,911
	American Tower Corporation	114,671	16,475
	BlackRock Inc.	33,646	15,842
	American International Group Inc.	243,749	15,749
	Charles Schwab Corp.	321,994	14,438
	Bank of New York Mellon Corp.	273,479	14,070
	MetLife Inc.	245,358	13,146
	Simon Property Group Inc.	84,603	13,141
	Prudential Financial Inc.	116,149	12,830
	CME Group Inc.	91,976	12,616
	Capital One Financial Corp.	131,267	12,100

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Crown Castle International Corp.	109,384	11,713
Marsh & McLennan Cos. Inc.	139,074	11,255
S&P Global Inc.	70,002	10,953
BB&T Corp.	220,572	10,861
Intercontinental Exchange Inc.	159,012	10,511
Aon plc	70,254	10,077
Travelers Cos. Inc.	74,932	9,925
Equinix Inc.	21,190	9,822
State Street Corp.	102,213	9,404
Prologis Inc.	144,006	9,300
Allstate Corp.	98,705	9,264
Aflac Inc.	105,018	8,810
Public Storage	40,298	8,352
SunTrust Banks Inc.	132,873	8,000
Progressive Corp.	157,491	7,662
Weyerhaeuser Co.	203,958	7,324
Synchrony Financial	219,119	7,148
Discover Financial Services	103,475	6,884
AvalonBay Communities Inc.	37,881	6,869
Welltower Inc.	100,760	6,747
M&T Bank Corp.	39,733	6,626
Digital Realty Trust Inc.	55,885	6,619
Equity Residential	97,166	6,535
Moody's Corp.	45,208	6,438
Ameriprise Financial Inc.	40,856	6,396
Ventas Inc.	97,529	6,120
Fifth Third Bancorp	206,874	5,979
T. Rowe Price Group Inc.	64,268	5,971
Willis Towers Watson plc	34,363	5,535
KeyCorp	302,361	5,518
Hartford Financial Services Group Inc.	100,092	5,510
Northern Trust Corp.	57,076	5,338
Citizens Financial Group Inc.	138,470	5,263
* SBA Communications Corp. Class A	33,037	5,193
Boston Properties Inc.	42,782	5,184
Regions Financial Corp.	332,045	5,140
Principal Financial Group Inc.	73,264	4,824
Essex Property Trust Inc.	18,157	4,765
Lincoln National Corp.	61,084	4,629
* IHS Markit Ltd.	104,937	4,471
First Republic Bank	43,253	4,213
Huntington Bancshares Inc.	301,905	4,166
Realty Income Corp.	77,498	4,159
* Markel Corp.	3,747	4,063
Invesco Ltd.	111,534	3,992
Host Hotels & Resorts Inc.	202,426	3,959
Franklin Resources Inc.	92,176	3,883
Comerica Inc.	49,224	3,868
Loews Corp.	77,253	3,825
Annaly Capital Management Inc.	317,821	3,642
Vornado Realty Trust	48,329	3,618
Equifax Inc.	32,509	3,528
* Arch Capital Group Ltd.	35,206	3,508
TD Ameritrade Holding Corp.	69,661	3,482
CBOE Global Markets Inc.	30,769	3,479
HCP Inc.	129,392	3,343
GGP Inc.	170,724	3,322
Mid-America Apartment Communities Inc.	32,330	3,309
* E*TRADE Financial Corp.	75,845	3,306
Ally Financial Inc.	123,586	3,229
Unum Group	61,404	3,195
* SVB Financial Group	14,460	3,171
* CBRE Group Inc. Class A	79,647	3,132
Alexandria Real Estate Equities Inc.	24,704	3,062

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Raymond James Financial Inc.	35,700	3,027
Cincinnati Financial Corp.	42,935	3,013
Arthur J Gallagher & Co.	47,542	3,011
Iron Mountain Inc.	70,574	2,823
Affiliated Managers Group Inc.	15,083	2,813
MSCI Inc. Class A	23,700	2,781
UDR Inc.	70,787	2,746
XL Group Ltd.	67,320	2,724
Duke Realty Corp.	94,852	2,701
Extra Space Storage Inc.	33,000	2,692
FNF Group	71,864	2,689
Torchmark Corp.	30,825	2,593
Everest Re Group Ltd.	10,846	2,575
Western Union Co.	129,000	2,562
Reinsurance Group of America Inc. Class A	17,100	2,554
Zions Bancorporation	53,496	2,485
SL Green Realty Corp.	25,659	2,455
Regency Centers Corp.	39,183	2,412
Federal Realty Investment Trust	19,450	2,344
SEI Investments Co.	35,717	2,304
East West Bancorp Inc.	38,400	2,298
* Alleghany Corp.	4,047	2,291
Camden Property Trust	24,407	2,227
* Liberty Broadband Corp.	25,244	2,204
Nasdaq Inc.	29,600	2,150
Macerich Co.	38,946	2,126
Kimco Realty Corp.	114,426	2,078
AGNC Investment Corp.	102,030	2,054
VEREIT Inc.	257,178	2,029
American Financial Group Inc.	18,700	1,973
Gaming and Leisure Properties Inc.	53,562	1,957
* Signature Bank	15,000	1,950
Equity LifeStyle Properties Inc.	21,700	1,920
WP Carey Inc.	28,143	1,918
Voya Financial Inc.	47,181	1,895
Sun Communities Inc.	20,300	1,832
Colony NorthStar Inc. Class A	145,986	1,793
Janus Henderson Group plc	51,441	1,788
Kilroy Realty Corp.	24,818	1,768
WR Berkley Corp.	25,476	1,747
PacWest Bancorp	35,698	1,725
People's United Financial Inc.	91,524	1,708
MarketAxess Holdings Inc.	9,700	1,688
Apartment Investment & Management Co.	38,357	1,687
Liberty Property Trust	39,298	1,685
CIT Group Inc.	36,133	1,685
Lamar Advertising Co. Class A	22,627	1,594
New York Community Bancorp Inc.	126,798	1,593
Healthcare Trust of America Inc. Class A	52,990	1,592
National Retail Properties Inc.	39,605	1,591
First American Financial Corp.	29,000	1,578
Brown & Brown Inc.	31,328	1,561
Forest City Realty Trust Inc. Class A	62,782	1,546
Douglas Emmett Inc.	38,800	1,544
Jones Lang LaSalle Inc.	11,800	1,528
Hudson Pacific Properties Inc.	44,615	1,509
Omega Healthcare Investors Inc.	51,959	1,500
Bank of the Ozarks	32,137	1,498
* Athene Holding Ltd. Class A	28,672	1,495
Synovus Financial Corp.	31,885	1,494
RenaissanceRe Holdings Ltd.	10,731	1,485
American Campus Communities Inc.	35,700	1,484
Commerce Bancshares Inc.	25,489	1,482
Cullen/Frost Bankers Inc.	14,900	1,468

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Starwood Property Trust Inc.	68,105	1,465
Assurant Inc.	14,538	1,463
* MGIC Investment Corp.	101,300	1,449
Lazard Ltd. Class A	30,400	1,445
New Residential Investment Corp.	81,865	1,443
DCT Industrial Trust Inc.	24,625	1,429
Eaton Vance Corp.	28,200	1,423
Brixmor Property Group Inc.	81,457	1,423
CyrusOne Inc.	23,087	1,417
Highwoods Properties Inc.	27,200	1,389
* Western Alliance Bancorp	24,700	1,378
Sterling Bancorp	54,512	1,366
American Homes 4 Rent Class A	64,020	1,362
Webster Financial Corp.	24,400	1,342
Pinnacle Financial Partners Inc.	20,261	1,341
* Black Knight Inc.	29,334	1,330
Community Trust Bancorp Inc.	27,476	1,327
Old Republic International Corp.	65,067	1,320
CubeSmart	48,000	1,307
Hospitality Properties Trust	45,168	1,291
Medical Properties Trust Inc.	96,621	1,278
Axis Capital Holdings Ltd.	23,062	1,254
FNB Corp.	91,625	1,236
Starwood Waypoint Homes	33,897	1,231
Assured Guaranty Ltd.	32,900	1,221
Radian Group Inc.	57,500	1,205
Umpqua Holdings Corp.	58,833	1,204
* Liberty Ventures Class A	21,071	1,200
Gramercy Property Trust	40,196	1,194
STORE Capital Corp.	48,181	1,190
Wintrust Financial Corp.	14,500	1,179
LPL Financial Holdings Inc.	23,600	1,171
Prosperity Bancshares Inc.	17,700	1,164
EPR Properties	16,800	1,162
* Texas Capital Bancshares Inc.	13,500	1,162
* Howard Hughes Corp.	9,100	1,161
First Horizon National Corp.	61,781	1,160
Senior Housing Properties Trust	62,803	1,156
* Zillow Group Inc.	27,313	1,127
Hanover Insurance Group Inc.	11,300	1,112
Primerica Inc.	12,500	1,106
Park Hotels & Resorts Inc.	38,420	1,106
Realogy Holdings Corp.	34,190	1,105
Hancock Holding Co.	22,400	1,092
Validus Holdings Ltd.	20,565	1,071
Apple Hospitality REIT Inc.	56,100	1,063
CNO Financial Group Inc.	44,300	1,062
Healthcare Realty Trust Inc.	32,600	1,051
Spirit Realty Capital Inc.	126,299	1,050
Investors Bancorp Inc.	75,431	1,037
Rayonier Inc.	34,300	1,028
Associated Banc-Corp	40,400	1,022
White Mountains Insurance Group Ltd.	1,145	1,018
MB Financial Inc.	22,100	1,015
CoreSite Realty Corp.	9,100	1,008
Popular Inc.	27,398	1,005
Cousins Properties Inc.	111,022	1,001
Interactive Brokers Group Inc.	18,500	999
IBERIABANK Corp.	13,406	989
Selective Insurance Group Inc.	16,500	983
RLJ Lodging Trust	45,365	983
Sunstone Hotel Investors Inc.	59,889	977
First Industrial Realty Trust Inc.	31,651	977
* SLM Corp.	92,267	977

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Weingarten Realty Investors	32,000	974
UMB Financial Corp.	13,200	971
Chemical Financial Corp.	18,398	969
* Equity Commonwealth	32,200	968
United Bankshares Inc.	26,581	956
Home BancShares Inc.	42,187	948
Union Bankshares Corp.	27,390	945
Stifel Financial Corp.	17,700	939
Life Storage Inc.	11,607	938
BankUnited Inc.	26,901	938
Sabra Health Care REIT Inc.	46,867	934
BGC Partners Inc. Class A	61,084	927
* Essent Group Ltd.	21,600	921
Chimera Investment Corp.	50,020	915
Outfront Media Inc.	39,015	915
Two Harbors Investment Corp.	92,500	907
Navient Corp.	72,667	905
MFA Financial Inc.	105,400	868
First Financial Bankshares Inc.	18,800	858
* Liberty Broadband Corp. Class A	9,951	858
LaSalle Hotel Properties	30,400	858
GEO Group Inc.	32,998	856
* Credit Acceptance Corp.	2,983	855
Corporate Office Properties Trust	26,610	850
Fulton Financial Corp.	46,500	846
Cathay General Bancorp	20,200	844
Paramount Group Inc.	53,000	844
Bank of Hawaii Corp.	10,300	841
Uniti Group Inc.	47,178	826
ProAssurance Corp.	14,616	819
Columbia Property Trust Inc.	36,900	815
Taubman Centers Inc.	17,213	813
National Health Investors Inc.	10,600	808
Brandywine Realty Trust	46,164	807
* JBG SMITH Properties	25,864	807
EastGroup Properties Inc.	8,900	806
Blackstone Mortgage Trust Inc. Class A	25,301	805
Physicians Realty Trust	45,884	797
CoreCivic Inc.	32,107	792
Valley National Bancorp	68,684	790
Ryman Hospitality Properties Inc.	11,937	789
Federated Investors Inc. Class B	25,379	789
Legg Mason Inc.	20,607	787
* Enstar Group Ltd.	3,432	782
Old National Bancorp	42,946	782
Washington Federal Inc.	22,300	776
FirstCash Inc.	12,096	772
TCF Financial Corp.	42,388	772
First Citizens BancShares Inc. Class A	1,900	770
Evercore Inc. Class A	9,600	769
Piedmont Office Realty Trust Inc. Class A	38,700	748
Glacier Bancorp Inc.	19,700	748
Retail Properties of America Inc.	60,400	738
Kemper Corp.	11,500	737
Community Bank System Inc.	13,160	728
DiamondRock Hospitality Co.	64,700	703
PS Business Parks Inc.	5,300	701
Xenia Hotels & Resorts Inc.	31,600	688
Empire State Realty Trust Inc.	34,011	682
* Green Dot Corp. Class A	12,026	681
* HealthEquity Inc.	13,500	678
STAG Industrial Inc.	24,708	675
Columbia Banking System Inc.	15,500	674
QTS Realty Trust Inc. Class A	11,500	665

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Kennedy-Wilson Holdings Inc.	34,153	664
South State Corp.	7,300	657
* Santander Consumer USA Holdings Inc.	39,500	657
BancorpSouth Inc.	20,500	648
Aspen Insurance Holdings Ltd.	15,100	648
CVB Financial Corp.	27,100	647
DDR Corp.	83,500	640
Pebblebrook Hotel Trust	17,560	626
Trustmark Corp.	18,900	623
Hope Bancorp Inc.	33,654	621
Acadia Realty Trust	22,000	619
American Equity Investment Life Holding Co.	20,884	616
Education Realty Trust Inc.	17,617	615
* Zillow Group Inc. Class A	14,863	614
* HRG Group Inc.	37,425	607
First Midwest Bancorp Inc.	26,200	605
Simmons First National Corp. Class A	10,426	602
Great Western Bancorp Inc.	14,800	601
Washington REIT	18,200	586
International Bancshares Corp.	14,400	585
* Eagle Bancorp Inc.	8,600	573
Towne Bank	17,100	573
Urban Edge Properties	23,974	562
NBT Bancorp Inc.	14,743	562
* OneMain Holdings Inc. Class A	17,652	561
Argo Group International Holdings Ltd.	8,855	557
Lexington Realty Trust	54,500	552
RLI Corp.	9,300	550
Mack-Cali Realty Corp.	24,000	546
Ameris Bancorp	11,400	546
BOK Financial Corp.	6,200	536
Invitation Homes Inc.	23,500	530
Tanger Factory Outlet Centers Inc.	22,800	519
United Community Banks Inc.	18,800	515
Potlatch Corp.	9,800	508
LegacyTexas Financial Group Inc.	12,700	507
Financial Engines Inc.	13,985	505
Banner Corp.	8,800	504
HFF Inc. Class A	11,500	504
Terreno Realty Corp.	13,700	503
* Blackhawk Network Holdings Inc.	14,808	503
WesBanco Inc.	12,213	493
Alexander & Baldwin Inc.	10,900	493
Horace Mann Educators Corp.	11,200	491
Rexford Industrial Realty Inc.	16,500	490
* LendingClub Corp.	83,100	473
Northwest Bancshares Inc.	27,800	469
First Merchants Corp.	10,900	469
Independent Bank Corp.	6,500	469
ServisFirst Bancshares Inc.	11,400	468
Retail Opportunity Investments Corp.	26,000	467
First Commonwealth Financial Corp.	31,800	463
Kite Realty Group Trust	24,700	462
* LendingTree Inc.	1,700	456
LTC Properties Inc.	9,600	446
Government Properties Income Trust	24,520	446
First Financial Bancorp	16,300	445
Apollo Commercial Real Estate Finance Inc.	24,400	441
Invesco Mortgage Capital Inc.	25,500	439
* FCB Financial Holdings Inc. Class A	9,400	439
* Genworth Financial Inc. Class A	132,574	439
Renasant Corp.	10,589	438
Chesapeake Lodging Trust	15,700	438
WSFS Financial Corp.	8,800	437

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
NRG Yield Inc.	23,196	431
Hilltop Holdings Inc.	17,832	420
* Walker & Dunlop Inc.	7,400	406
Capitol Federal Financial Inc.	29,300	404
Summit Hotel Properties Inc.	25,496	403
Waddell & Reed Financial Inc. Class A	21,400	400
* BofI Holding Inc.	14,800	398
Park National Corp.	3,600	395
CBL & Associates Properties Inc.	49,800	390
CNA Financial Corp.	7,200	390
* PRA Group Inc.	13,900	388
Washington Prime Group Inc.	49,471	387
Global Net Lease Inc.	17,900	387
Artisan Partners Asset Management Inc. Class A	11,200	385
S&T Bancorp Inc.	9,300	380
Mercury General Corp.	6,755	378
* Quality Care Properties Inc.	23,725	376
Four Corners Property Trust Inc.	15,015	371
Provident Financial Services Inc.	13,600	370
American Assets Trust Inc.	9,300	361
BancFirst Corp.	6,600	361
Select Income REIT	14,089	340
First Hawaiian Inc.	11,600	339
Employers Holdings Inc.	7,100	339
Kearny Financial Corp.	22,500	339
Westamerica Bancorporation	5,800	338
InfraREIT Inc.	14,780	331
American National Insurance Co.	2,700	329
Nelnet Inc. Class A	5,500	322
Redwood Trust Inc.	20,480	322
Safety Insurance Group Inc.	3,784	311
WisdomTree Investments Inc.	27,800	308
Beneficial Bancorp Inc.	18,649	308
National General Holdings Corp.	15,000	303
Navigators Group Inc.	5,200	302
Boston Private Financial Holdings Inc.	18,700	297
City Holding Co.	4,200	296
CYS Investments Inc.	37,000	296
Independent Bank Group Inc.	4,700	296
* Encore Capital Group Inc.	6,200	288
* Third Point Reinsurance Ltd.	17,200	287
Tompkins Financial Corp.	3,263	284
Pennsylvania REIT	29,114	283
United Fire Group Inc.	5,994	276
ARMOUR Residential REIT Inc.	11,012	276
TrustCo Bank Corp. NY	29,706	273
Universal Health Realty Income Trust	3,717	272
Washington Trust Bancorp Inc.	4,900	272
FBL Financial Group Inc. Class A	3,500	271
* St. Joe Co.	14,933	266
AmTrust Financial Services Inc.	20,920	263
Ramco-Gershenson Properties Trust	20,500	259
PennyMac Mortgage Investment Trust	15,600	251
Alexander's Inc.	600	247
* FNFV Group	14,171	244
Franklin Street Properties Corp.	24,400	244
* First BanCorp	46,800	241
Capital Bank Financial Corp.	5,900	240
Flushing Financial Corp.	7,945	238
Infinity Property & Casualty Corp.	2,500	236
Piper Jaffray Cos.	3,200	234
Getty Realty Corp.	8,211	233
NorthStar Realty Europe Corp.	17,215	232
Brookline Bancorp Inc.	14,947	230

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Greenlight Capital Re Ltd. Class A	10,300	227
	Saul Centers Inc.	3,632	222
*	MBIA Inc.	30,300	220
	First Financial Corp.	4,548	216
	TFS Financial Corp.	13,200	204
	Sandy Spring Bancorp Inc.	4,900	198
	Stock Yards Bancorp Inc.	5,237	198
	Dime Community Bancshares Inc.	8,800	194
	Ashford Hospitality Trust Inc.	26,806	188
	1st Source Corp.	3,630	186
	New Senior Investment Group Inc.	20,051	179
	Capstead Mortgage Corp.	20,300	179
	Virtus Investment Partners Inc.	1,528	178
	Oritani Financial Corp.	10,400	176
	Maiden Holdings Ltd.	21,100	174
	Cohen & Steers Inc.	4,000	174
	Investment Technology Group Inc.	7,400	174
*	iStar Inc.	14,300	167
	State Auto Financial Corp.	6,500	167
	Investors Real Estate Trust	27,900	163
	RMR Group Inc. Class A	3,063	161
	Hersha Hospitality Trust Class A	7,475	132
	Urstadt Biddle Properties Inc. Class A	6,057	132
*	Nationstar Mortgage Holdings Inc.	6,104	119
	Altisource Residential Corp.	10,800	115
	Anworth Mortgage Asset Corp.	18,500	103
*	Marcus & Millichap Inc.	3,300	94
	NRG Yield Inc. Class A	5,100	94
^	Greenhill & Co. Inc.	5,100	93
	Republic Bancorp Inc. Class A	2,300	90
*,^	Forestar Group Inc.	932	17
			1,442,782
Health Care (6.5%)
	Johnson & Johnson	735,000	102,466
	Pfizer Inc.	1,604,079	56,239
	UnitedHealth Group Inc.	262,086	55,096
	Merck & Co. Inc.	747,267	41,167
	AbbVie Inc.	432,537	39,036
	Amgen Inc.	199,811	35,011
	Medtronic plc	371,571	29,919
	Bristol-Myers Squibb Co.	447,424	27,588
	Gilead Sciences Inc.	353,546	26,502
	Abbott Laboratories	458,379	24,858
	Eli Lilly & Co.	265,592	21,763
*	Celgene Corp.	210,584	21,263
	Thermo Fisher Scientific Inc.	108,156	20,964
*	Biogen Inc.	57,771	18,005
	Allergan plc	91,382	16,196
	Anthem Inc.	72,171	15,099
	Aetna Inc.	88,083	14,977
	Stryker Corp.	92,156	14,272
	Cigna Corp.	67,536	13,319
	Becton Dickinson and Co.	61,146	12,759
*	Intuitive Surgical Inc.	29,818	11,192
*	Boston Scientific Corp.	371,418	10,452
	Humana Inc.	39,259	10,025
*	Vertex Pharmaceuticals Inc.	68,422	10,005
*	Express Scripts Holding Co.	158,104	9,690
	Baxter International Inc.	134,977	8,702
*	Regeneron Pharmaceuticals Inc.	21,369	8,604
	Zoetis Inc.	134,479	8,582
*	Illumina Inc.	39,584	8,122
*	Alexion Pharmaceuticals Inc.	59,356	7,103
	Zimmer Biomet Holdings Inc.	55,330	6,729

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
CR Bard Inc.	19,571	6,401
* HCA Healthcare Inc.	81,431	6,160
* Edwards Lifesciences Corp.	57,106	5,838
* Incyte Corp.	45,966	5,206
* Mylan NV	145,402	5,192
* Align Technology Inc.	21,669	5,178
* Centene Corp.	46,588	4,364
* Laboratory Corp. of America Holdings	28,368	4,360
* Waters Corp.	21,146	4,146
* IDEXX Laboratories Inc.	24,088	4,003
* BioMarin Pharmaceutical Inc.	48,358	3,970
* Quintiles IMS Holdings Inc.	35,212	3,806
Dentsply Sirona Inc.	61,976	3,785
Quest Diagnostics Inc.	38,204	3,583
* Henry Schein Inc.	44,214	3,475
ResMed Inc.	38,374	3,230
Cooper Cos. Inc.	13,241	3,181
Perrigo Co. plc	37,695	3,053
* Hologic Inc.	75,969	2,875
Teleflex Inc.	12,000	2,844
* Alnylam Pharmaceuticals Inc.	21,700	2,644
* Varian Medical Systems Inc.	24,590	2,562
* DaVita Inc.	41,616	2,528
Universal Health Services Inc. Class B	23,466	2,410
* WellCare Health Plans Inc.	12,000	2,373
* Jazz Pharmaceuticals plc	15,500	2,194
* ABIOMED Inc.	10,900	2,103
STERIS plc	22,306	2,082
* Alkermes plc	40,300	1,965
* Exelixis Inc.	78,300	1,941
West Pharmaceutical Services Inc.	19,100	1,937
* Ionis Pharmaceuticals Inc.	32,600	1,862
* Bluebird Bio Inc.	12,613	1,754
* Exact Sciences Corp.	31,200	1,716
* Catalent Inc.	40,124	1,709
* Bioverativ Inc.	29,709	1,679
* Seattle Genetics Inc.	26,500	1,625
* Charles River Laboratories International Inc.	12,600	1,465
* Neurocrine Biosciences Inc.	23,200	1,441
Hill-Rom Holdings Inc.	17,500	1,412
* United Therapeutics Corp.	11,600	1,376
Bio-Techne Corp.	9,900	1,297
* Envision Healthcare Corp.	30,268	1,289
* Bio-Rad Laboratories Inc. Class A	5,700	1,253
HealthSouth Corp.	26,120	1,205
* TESARO Inc.	9,855	1,141
* Masimo Corp.	12,300	1,079
* MEDNAX Inc.	24,500	1,073
* PRA Health Sciences Inc.	12,884	1,049
* Puma Biotechnology Inc.	8,200	1,044
Cantel Medical Corp.	10,400	1,020
* DexCom Inc.	22,600	1,016
Healthcare Services Group Inc.	19,200	1,015
* Insulet Corp.	16,900	994
* FibroGen Inc.	17,547	980
* Nektar Therapeutics Class A	39,900	961
* ACADIA Pharmaceuticals Inc.	26,700	930
Bruker Corp.	27,900	876
* INC Research Holdings Inc. Class A	15,037	859
* Clovis Oncology Inc.	11,012	830
* Neogen Corp.	10,300	826
* Molina Healthcare Inc.	12,100	821
* Akorn Inc.	25,100	818
* Mallinckrodt plc	25,622	811

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Juno Therapeutics Inc.	17,900	804
*	NuVasive Inc.	14,100	800
	Patterson Cos. Inc.	21,413	792
*	Integra LifeSciences Holdings Corp.	16,914	791
*	Ligand Pharmaceuticals Inc.	5,400	785
*	Sarepta Therapeutics Inc.	15,491	764
*	VWR Corp.	22,361	740
*	Agios Pharmaceuticals Inc.	11,405	733
*	LivaNova plc	9,907	732
*	Portola Pharmaceuticals Inc.	14,736	728
*	Penumbra Inc.	7,200	724
*	Wright Medical Group NV	27,532	722
*	Acadia Healthcare Co. Inc.	22,369	702
*	ICU Medical Inc.	3,600	688
*	Blueprint Medicines Corp.	10,300	684
*	Avexis Inc.	6,500	679
*	Prestige Brands Holdings Inc.	14,300	671
*	Haemonetics Corp.	13,900	661
*	Horizon Pharma plc	48,424	657
*	Myriad Genetics Inc.	18,400	631
*	Amicus Therapeutics Inc.	43,400	618
*	Nevro Corp.	6,900	604
*	Sage Therapeutics Inc.	9,317	590
*	LifePoint Health Inc.	12,000	578
*	Spark Therapeutics Inc.	7,011	567
*	Halozyme Therapeutics Inc.	31,700	562
*,^	OPKO Health Inc.	82,000	552
*	Globus Medical Inc.	17,200	548
*	Aerie Pharmaceuticals Inc.	8,700	537
*	Halyard Health Inc.	12,705	536
*	HMS Holdings Corp.	27,700	533
*	Omnicell Inc.	10,700	533
*	Insmed Inc.	19,699	532
*	Medicines Co.	18,300	526
*	Loxo Oncology Inc.	6,100	526
*	Supernus Pharmaceuticals Inc.	12,600	524
*	Select Medical Holdings Corp.	27,100	519
*	Ironwood Pharmaceuticals Inc. Class A	33,600	517
*	Array BioPharma Inc.	48,300	505
*	Merit Medical Systems Inc.	12,900	491
*,^	Teladoc Inc.	14,300	473
*	Magellan Health Inc.	5,500	469
*	Ultragenyx Pharmaceutical Inc.	10,100	466
*	Brookdale Senior Living Inc.	45,273	454
	CONMED Corp.	8,600	449
*	Inogen Inc.	4,500	445
*	Emergent BioSolutions Inc.	10,500	430
*	NxStage Medical Inc.	15,900	429
*	Taro Pharmaceutical Industries Ltd.	3,800	427
*	Tivity Health Inc.	8,800	407
*	China Biologic Products Holdings Inc.	5,200	404
*	Natus Medical Inc.	9,500	403
*	Varex Imaging Corp.	11,704	402
*	Amedisys Inc.	8,200	395
	Owens & Minor Inc.	16,000	393
*	Acceleron Pharma Inc.	9,600	374
*	Impax Laboratories Inc.	19,800	359
*	Endo International plc	56,089	358
*	Tenet Healthcare Corp.	25,050	358
*	MiMedx Group Inc.	27,900	354
*	Quidel Corp.	8,500	348
*	Repligen Corp.	9,329	347
*	Acorda Therapeutics Inc.	12,800	340
*	Pacira Pharmaceuticals Inc.	10,500	337

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Theravance Biopharma Inc.	11,657	336
*	Novocure Ltd.	15,300	330
*	Radius Health Inc.	9,000	289
*	Intercept Pharmaceuticals Inc.	4,300	265
*,^	TherapeuticsMD Inc.	55,400	261
*	Five Prime Therapeutics Inc.	5,800	260
*	Momenta Pharmaceuticals Inc.	17,412	246
*	Innoviva Inc.	19,900	244
*	Intrexon Corp.	14,800	242
	Analogic Corp.	3,000	241
*	PharMerica Corp.	8,200	240
*	CorVel Corp.	3,953	237
	Abaxis Inc.	4,900	237
	Ensign Group Inc.	10,200	235
*	LHC Group Inc.	3,400	227
*	Alder Biopharmaceuticals Inc.	19,188	216
*	Orthofix International NV	3,700	199
*	Genomic Health Inc.	5,800	190
*,^	Keryx Biopharmaceuticals Inc.	25,900	168
	Luminex Corp.	7,800	167
*	Intra-Cellular Therapies Inc. Class A	10,300	161
	Meridian Bioscience Inc.	10,300	154
*	ZIOPHARM Oncology Inc.	32,900	153
*	Community Health Systems Inc.	24,102	142
*	Lexicon Pharmaceuticals Inc.	13,949	142
*	BeiGene Ltd. ADR	1,362	126
*	AMAG Pharmaceuticals Inc.	7,215	113
	Kindred Healthcare Inc.	18,600	113
*,^	Lannett Co. Inc.	5,200	103
*	Eagle Pharmaceuticals Inc.	1,900	102
*	Achillion Pharmaceuticals Inc.	24,500	98
*	Aduro Biotech Inc.	12,200	97
*	Depomed Inc.	11,400	55
*	Insys Therapeutics Inc.	5,400	28
			895,744
Industrials (6.8%)
	General Electric Co.	2,360,148	47,581
	Boeing Co.	151,555	39,098
	3M Co.	157,223	36,191
	Honeywell International Inc.	205,765	29,663
	Union Pacific Corp.	218,794	25,334
	United Technologies Corp.	202,461	24,247
	Accenture plc Class A	167,828	23,892
*	PayPal Holdings Inc.	307,292	22,297
	United Parcel Service Inc. Class B	187,129	21,993
	Lockheed Martin Corp.	68,793	21,199
	Caterpillar Inc.	154,143	20,933
	Danaher Corp.	166,208	15,336
	FedEx Corp.	67,487	15,239
	General Dynamics Corp.	70,404	14,291
	Raytheon Co.	78,900	14,218
	Automatic Data Processing Inc.	121,488	14,124
	Northrop Grumman Corp.	43,850	12,959
	Illinois Tool Works Inc.	82,755	12,953
	CSX Corp.	236,481	11,926
	Deere & Co.	86,577	11,504
	Emerson Electric Co.	175,241	11,296
	Johnson Controls International plc	254,975	10,553
	Norfolk Southern Corp.	78,614	10,331
	Waste Management Inc.	120,638	9,913
	Eaton Corp. plc	122,214	9,780
	Sherwin-Williams Co.	22,323	8,821
	TE Connectivity Ltd.	96,280	8,759
	Fidelity National Information Services Inc.	89,334	8,287

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Cummins Inc.	43,286	7,656
* Fiserv Inc.	58,048	7,513
Amphenol Corp. Class A	82,318	7,162
Rockwell Automation Inc.	35,604	7,150
Roper Technologies Inc.	27,637	7,135
PACCAR Inc.	93,756	6,725
Parker-Hannifin Corp.	36,392	6,646
Ingersoll-Rand plc	70,073	6,208
Fortive Corp.	84,172	6,082
Agilent Technologies Inc.	88,884	6,047
Rockwell Collins Inc.	44,234	5,998
Paychex Inc.	88,345	5,636
* Mettler-Toledo International Inc.	6,987	4,770
Vulcan Materials Co.	36,340	4,424
Global Payments Inc.	42,235	4,390
AMETEK Inc.	63,255	4,269
WestRock Co.	68,605	4,208
* FleetCor Technologies Inc.	25,195	4,164
Republic Services Inc. Class A	63,898	4,158
Ball Corp.	95,808	4,113
Dover Corp.	42,807	4,088
L3 Technologies Inc.	21,498	4,024
Textron Inc.	73,721	3,888
Fastenal Co.	80,698	3,790
Martin Marietta Materials Inc.	17,385	3,770
TransDigm Group Inc.	13,497	3,745
Masco Corp.	91,477	3,643
Total System Services Inc.	50,235	3,619
* Verisk Analytics Inc. Class A	42,406	3,607
Cintas Corp.	23,680	3,529
* United Rentals Inc.	23,255	3,290
Xylem Inc.	49,355	3,284
Pentair plc	46,256	3,259
* Vantiv Inc. Class A	43,946	3,076
Kansas City Southern	28,585	2,979
Alliance Data Systems Corp.	13,261	2,967
Packaging Corp. of America	24,903	2,895
CH Robinson Worldwide Inc.	36,836	2,893
WW Grainger Inc.	14,127	2,793
Huntington Ingalls Industries Inc.	11,929	2,777
Cognex Corp.	22,500	2,771
Expeditors International of Washington Inc.	47,395	2,767
* Trimble Inc.	67,600	2,764
Fortune Brands Home & Security Inc.	40,950	2,705
Broadridge Financial Solutions Inc.	31,195	2,680
* CoStar Group Inc.	9,046	2,675
Spirit AeroSystems Holdings Inc. Class A	32,658	2,616
IDEX Corp.	20,400	2,616
* Flex Ltd.	140,325	2,498
JB Hunt Transport Services Inc.	23,081	2,456
Owens Corning	29,200	2,415
Sealed Air Corp.	52,735	2,332
AO Smith Corp.	38,400	2,273
Jack Henry & Associates Inc.	20,600	2,269
* Sensata Technologies Holding NV	45,585	2,230
* Keysight Technologies Inc.	48,849	2,182
* First Data Corp. Class A	122,143	2,175
ManpowerGroup Inc.	17,554	2,164
* XPO Logistics Inc.	31,093	2,156
Allegion plc	25,491	2,126
PerkinElmer Inc.	29,175	2,110
* Crown Holdings Inc.	35,041	2,108
* Shopify Inc. Class A	20,747	2,064
* Berry Global Group Inc.	34,582	2,056

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Orbital ATK Inc.	15,373	2,044
* IPG Photonics Corp.	9,500	2,023
Graco Inc.	15,100	1,990
Old Dominion Freight Line Inc.	16,350	1,980
* AerCap Holdings NV	37,516	1,975
* Arrow Electronics Inc.	23,582	1,971
Lennox International Inc.	10,200	1,950
Nordson Corp.	15,300	1,938
Acuity Brands Inc.	11,500	1,923
* HD Supply Holdings Inc.	54,200	1,918
Xerox Corp.	63,011	1,910
Toro Co.	29,713	1,867
Hubbell Inc. Class B	14,555	1,831
Wabtec Corp.	23,900	1,828
* TransUnion	34,800	1,827
Carlisle Cos. Inc.	16,500	1,812
Jacobs Engineering Group Inc.	31,071	1,809
Oshkosh Corp.	19,468	1,783
Robert Half International Inc.	32,880	1,702
FLIR Systems Inc.	36,300	1,700
* Zebra Technologies Corp.	14,500	1,682
* Coherent Inc.	6,400	1,681
Universal Display Corp.	11,400	1,670
Donaldson Co. Inc.	35,300	1,667
Fluor Corp.	37,605	1,620
Allison Transmission Holdings Inc.	37,423	1,590
* Stericycle Inc.	22,231	1,575
Curtiss-Wright Corp.	13,300	1,573
Flowserve Corp.	35,566	1,567
* Teledyne Technologies Inc.	8,960	1,523
MDU Resources Group Inc.	55,176	1,509
EMCOR Group Inc.	18,200	1,465
Hexcel Corp.	23,900	1,451
Booz Allen Hamilton Holding Corp. Class A	38,374	1,450
* Quanta Services Inc.	38,200	1,441
Lincoln Electric Holdings Inc.	15,700	1,439
* AECOM	40,700	1,427
BWX Technologies Inc.	23,650	1,417
Macquarie Infrastructure Corp.	20,300	1,412
* Knight-Swift Transportation Holdings Inc.	33,884	1,405
Waste Connections Inc. (New York Shares)	19,302	1,364
Sonoco Products Co.	26,100	1,352
Watsco Inc.	8,100	1,349
AptarGroup Inc.	15,400	1,341
Jabil Inc.	46,719	1,321
* Genesee & Wyoming Inc. Class A	18,400	1,321
Avnet Inc.	33,143	1,319
Trinity Industries Inc.	40,100	1,304
* Euronet Worldwide Inc.	13,400	1,295
Eagle Materials Inc.	12,200	1,288
Graphic Packaging Holding Co.	82,680	1,281
National Instruments Corp.	28,400	1,278
ITT Inc.	27,067	1,262
* WEX Inc.	10,104	1,249
Littelfuse Inc.	5,800	1,212
Ryder System Inc.	14,787	1,199
AGCO Corp.	17,200	1,179
Terex Corp.	24,902	1,173
Genpact Ltd.	38,218	1,164
Crane Co.	13,900	1,155
* Louisiana-Pacific Corp.	42,000	1,142
MAXIMUS Inc.	17,000	1,129
Air Lease Corp. Class A	25,700	1,117
* Colfax Corp.	26,340	1,099

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Bemis Co. Inc.	24,060	1,083
	Woodward Inc.	13,800	1,067
*	CoreLogic Inc.	22,545	1,057
	Landstar System Inc.	10,700	1,057
*	Owens-Illinois Inc.	43,250	1,033
*	Kirby Corp.	14,400	1,020
	MSC Industrial Direct Co. Inc. Class A	11,800	978
	John Bean Technologies Corp.	9,100	973
	Regal Beloit Corp.	11,900	966
	Valmont Industries Inc.	5,900	938
	Kennametal Inc.	21,300	930
	Brink's Co.	12,100	921
*	Trex Co. Inc.	8,400	919
	Deluxe Corp.	12,900	899
	Belden Inc.	11,200	895
*	Summit Materials Inc. Class A	28,400	892
	EnerSys	12,800	888
*	WESCO International Inc.	13,974	882
	Timken Co.	18,500	872
	Barnes Group Inc.	13,400	872
*	MasTec Inc.	19,900	867
	HEICO Corp. Class A	11,375	866
*	Generac Holdings Inc.	16,500	860
*	USG Corp.	24,518	842
*	Conduent Inc.	53,706	831
*,^	Cimpress NV	7,600	829
*	On Assignment Inc.	13,500	826
*	Rexnord Corp.	31,889	814
	Vishay Intertechnology Inc.	35,800	797
	MSA Safety Inc.	10,000	795
*	KLX Inc.	14,400	790
*	Clean Harbors Inc.	14,700	787
	KBR Inc.	39,400	773
	Tetra Tech Inc.	15,600	768
*	Moog Inc. Class A	8,600	755
*	II-VI Inc.	16,600	750
	HEICO Corp.	7,853	712
*	Esterline Technologies Corp.	7,500	711
	Granite Construction Inc.	11,000	701
*	RBC Bearings Inc.	5,600	693
*	Rogers Corp.	4,500	684
*	Itron Inc.	8,600	672
	Mueller Industries Inc.	18,900	657
	Applied Industrial Technologies Inc.	10,200	649
*	Armstrong World Industries Inc.	12,579	643
	Watts Water Technologies Inc. Class A	9,200	620
	UniFirst Corp.	3,900	614
	Simpson Manufacturing Co. Inc.	11,000	613
*	Sanmina Corp.	18,700	612
	GATX Corp.	10,300	612
*	Meritor Inc.	23,200	603
	EnPro Industries Inc.	7,100	595
*	TopBuild Corp.	8,998	594
	Universal Forest Products Inc.	5,200	587
*	Navistar International Corp.	13,500	571
	ABM Industries Inc.	13,600	571
	Korn/Ferry International	13,600	569
*	WageWorks Inc.	8,900	567
	Convergys Corp.	21,900	564
	Silgan Holdings Inc.	19,168	561
	Mueller Water Products Inc. Class A	46,800	559
*	ExlService Holdings Inc.	8,700	543
	Franklin Electric Co. Inc.	11,900	541
*	Proto Labs Inc.	6,200	541

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Exponent Inc.	7,300	539
* JELD-WEN Holding Inc.	14,600	538
World Fuel Services Corp.	19,200	534
* Aerojet Rocketdyne Holdings Inc.	16,700	527
* Advisory Board Co.	9,700	523
Greenbrier Cos. Inc.	9,900	517
* Harsco Corp.	23,800	506
* Saia Inc.	7,800	505
* Anixter International Inc.	7,200	495
Methode Electronics Inc.	10,500	492
* Masonite International Corp.	7,200	483
* Orbotech Ltd.	10,800	483
* AMN Healthcare Services Inc.	11,000	483
* OSI Systems Inc.	5,400	477
Brady Corp. Class A	12,380	471
* Integer Holdings Corp.	9,678	470
* Plexus Corp.	7,600	467
Forward Air Corp.	8,100	465
Insperity Inc.	4,900	465
* Builders FirstSource Inc.	25,700	463
* MACOM Technology Solutions Holdings Inc.	11,313	462
Albany International Corp.	7,600	459
* Ambarella Inc.	8,100	457
Comfort Systems USA Inc.	10,300	456
Viad Corp.	7,800	453
Covanta Holding Corp.	26,800	431
Mobile Mini Inc.	12,800	424
Triton International Ltd.	10,500	419
Tennant Co.	6,000	416
Otter Tail Corp.	9,000	414
* American Woodmark Corp.	4,267	412
* Benchmark Electronics Inc.	13,300	412
* TriNet Group Inc.	11,700	406
* Axon Enterprise Inc.	17,600	404
Triumph Group Inc.	13,000	404
Chicago Bridge & Iron Co. NV	28,710	400
CTS Corp.	14,700	400
* Installed Building Products Inc.	5,700	397
AAR Corp.	10,200	397
Werner Enterprises Inc.	11,000	392
* SPX FLOW Inc.	9,499	392
* FTI Consulting Inc.	9,100	389
Greif Inc. Class A	7,000	389
AAON Inc.	10,950	383
Actuant Corp. Class A	14,900	380
Standex International Corp.	3,500	362
H&E Equipment Services Inc.	11,000	362
Kaman Corp.	6,400	358
Primoris Services Corp.	12,500	353
ManTech International Corp. Class A	7,600	353
* Imperva Inc.	8,200	350
* TTM Technologies Inc.	22,054	348
* TriMas Corp.	13,100	348
* Tutor Perini Corp.	12,200	344
ESCO Technologies Inc.	5,900	342
* TrueBlue Inc.	12,600	341
* Cotiviti Holdings Inc.	9,700	341
* SPX Corp.	11,599	340
* Manitowoc Co. Inc.	35,400	337
* Paylocity Holding Corp.	6,300	337
* Fabrinet	9,000	335
Aircastle Ltd.	14,200	330
* Hub Group Inc. Class A	7,600	329
AZZ Inc.	6,800	325

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Sykes Enterprises Inc.	11,200	324
	Badger Meter Inc.	7,400	324
*	Boise Cascade Co.	9,100	323
	Astec Industries Inc.	6,200	322
	Apogee Enterprises Inc.	6,700	320
	Raven Industries Inc.	9,500	320
*	Aerovironment Inc.	6,100	312
*	Knowles Corp.	18,773	311
	Cubic Corp.	5,600	305
	Hyster-Yale Materials Handling Inc.	3,800	298
	Federal Signal Corp.	13,200	282
	General Cable Corp.	13,000	272
	EVERTEC Inc.	17,100	257
*	Cardtronics plc Class A	11,100	254
	Scorpio Tankers Inc.	70,700	252
	McGrath RentCorp	5,600	250
	Materion Corp.	4,832	248
	MTS Systems Corp.	4,700	245
	Schnitzer Steel Industries Inc.	8,000	236
*	Gibraltar Industries Inc.	7,000	233
	Heartland Express Inc.	10,900	233
*	Evolent Health Inc. Class A	14,000	228
	Lindsay Corp.	2,400	220
	Ship Finance International Ltd.	14,313	213
	US Ecology Inc.	4,300	204
	Hollysys Automation Technologies Ltd.	9,100	204
	CIRCOR International Inc.	4,600	202
	Sturm Ruger & Co. Inc.	4,000	198
*	51job Inc. ADR	3,200	198
	Encore Wire Corp.	4,300	194
*	Donnelley Financial Solutions Inc.	8,870	191
	AVX Corp.	10,000	188
*	Huron Consulting Group Inc.	5,000	183
	Kelly Services Inc. Class A	6,900	182
*	FARO Technologies Inc.	3,500	181
*	Veeco Instruments Inc.	10,017	181
*	Navigant Consulting Inc.	9,900	171
*	Aegion Corp. Class A	7,300	170
*,^	American Outdoor Brands Corp.	11,800	169
	Advanced Drainage Systems Inc.	8,600	168
	Quanex Building Products Corp.	7,600	167
	Griffon Corp.	7,300	165
*	CBIZ Inc.	9,500	161
*	PHH Corp.	11,120	147
	GasLog Ltd.	8,400	145
^	Teekay Corp.	17,800	144
	TeleTech Holdings Inc.	3,400	142
	RR Donnelley & Sons Co.	14,586	134
	Myers Industries Inc.	5,900	127
^	Nordic American Tankers Ltd.	27,998	124
*	Engility Holdings Inc.	3,673	124
	LSC Communications Inc.	7,570	123
*	Wesco Aircraft Holdings Inc.	12,800	116
*	TimkenSteel Corp.	7,300	102
	Matson Inc.	3,700	101
*	Atlas Air Worldwide Holdings Inc.	1,500	92
	Essendant Inc.	8,400	81
	Seaspan Corp. Class A	11,600	81
*	Armstrong Flooring Inc.	5,144	76
*,^	Team Inc.	5,900	73
*	Babcock & Wilcox Enterprises Inc.	10,525	46
	American Railcar Industries Inc.	1,000	40
	Cimpress NV		—
			938,648

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
Oil & Gas (2.8%)
	Exxon Mobil Corp.	1,152,160	96,033
	Chevron Corp.	514,546	59,631
	Schlumberger Ltd.	378,832	24,245
	ConocoPhillips	331,412	16,952
	EOG Resources Inc.	157,040	15,684
	Occidental Petroleum Corp.	207,791	13,417
	Phillips 66	118,505	10,793
	Halliburton Co.	240,010	10,258
	Valero Energy Corp.	121,874	9,615
	Kinder Morgan Inc.	524,172	9,493
	Marathon Petroleum Corp.	137,187	8,196
	Anadarko Petroleum Corp.	153,124	7,560
	Pioneer Natural Resources Co.	46,142	6,906
	Williams Cos. Inc.	227,174	6,474
*	Concho Resources Inc.	40,466	5,431
	Devon Energy Corp.	145,015	5,351
	Apache Corp.	104,864	4,338
	Andeavor	40,106	4,261
	Noble Energy Inc.	134,343	3,744
	National Oilwell Varco Inc.	109,062	3,729
	Baker Hughes a GE Co.	117,819	3,703
	Cabot Oil & Gas Corp.	127,686	3,537
	Hess Corp.	78,568	3,470
	Marathon Oil Corp.	235,571	3,350
	Cimarex Energy Co.	25,594	2,993
	EQT Corp.	47,352	2,961
*	Diamondback Energy Inc.	25,811	2,766
*	Cheniere Energy Inc.	53,677	2,509
	Targa Resources Corp.	57,096	2,369
	OGE Energy Corp.	53,300	1,964
	HollyFrontier Corp.	47,270	1,747
*	Newfield Exploration Co.	55,301	1,703
	Helmerich & Payne Inc.	31,200	1,694
*	Parsley Energy Inc. Class A	60,898	1,620
*	Energen Corp.	25,909	1,339
*	WPX Energy Inc.	112,778	1,272
*	Rice Energy Inc.	44,650	1,266
*	RSP Permian Inc.	36,189	1,245
*	First Solar Inc.	22,570	1,237
*	Antero Resources Corp.	61,600	1,195
	Murphy Oil Corp.	43,523	1,164
	Core Laboratories NV	11,600	1,159
	Range Resources Corp.	60,996	1,105
	Patterson-UTI Energy Inc.	55,577	1,099
*	Continental Resources Inc.	24,912	1,014
*	Chesapeake Energy Corp.	250,811	978
*	PDC Energy Inc.	18,581	946
*	Southwestern Energy Co.	153,118	850
*	Weatherford International plc	235,703	818
	PBF Energy Inc. Class A	27,002	782
	Ensco plc Class A	114,803	619
	Delek US Holdings Inc.	22,480	586
*,^	Matador Resources Co.	21,900	581
	SM Energy Co.	27,214	580
	Oceaneering International Inc.	28,600	578
*	Callon Petroleum Co.	50,114	556
*	Oasis Petroleum Inc.	56,953	538
*	SRC Energy Inc.	56,200	536
*	Whiting Petroleum Corp.	88,055	529
*	Gulfport Energy Corp.	38,382	526
*	Laredo Petroleum Inc.	43,300	516
*	QEP Resources Inc.	57,564	515
*	Extraction Oil & Gas Inc.	31,544	503

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	SemGroup Corp. Class A	16,953	442
*	McDermott International Inc.	66,677	441
*	Kosmos Energy Ltd.	57,056	438
	Pattern Energy Group Inc. Class A	18,752	433
*	Rowan Cos. plc Class A	28,588	410
	Nabors Industries Ltd.	66,808	376
*	MRC Global Inc.	21,900	376
*	Dril-Quip Inc.	8,900	375
*	NOW Inc.	29,096	364
*	Carrizo Oil & Gas Inc.	20,279	359
*	C&J Energy Services Inc.	12,300	350
	Archrock Inc.	27,500	330
	RPC Inc.	13,300	323
*	Superior Energy Services Inc.	36,135	319
*	Oil States International Inc.	12,700	293
*	Chart Industries Inc.	6,400	278
	Green Plains Inc.	14,400	265
*	Helix Energy Solutions Group Inc.	37,800	258
*	Noble Corp. plc	61,511	256
*	Forum Energy Technologies Inc.	17,600	253
*	Unit Corp.	12,300	230
*,^	Diamond Offshore Drilling Inc.	13,618	228
*	Exterran Corp.	6,500	210
*,^	Canadian Solar Inc.	9,400	166
*	Newpark Resources Inc.	16,900	148
*	SEACOR Holdings Inc.	3,100	146
*,^	SunPower Corp. Class A	19,200	137
	CVR Energy Inc.	4,200	115
*	Denbury Resources Inc.	84,826	104
*	Flotek Industries Inc.	13,400	66
*	SEACOR Marine Holdings Inc.	3,116	44
	Frank's International NV	6,200	41
*	Cobalt International Energy Inc.	4,378	4
			391,707
Other (0.0%)[4]
*,3	Dyax Corp CVR Exp. 12/31/2019	28,600	57
*,3	Herbalife Ltd. CVR	2,700	26
*,3	Media General Inc. CVR Exp. 12/31/49	21,051	1
			84
Technology (10.1%)
	Apple Inc.	1,419,304	239,919
	Microsoft Corp.	2,039,691	169,662
*	Facebook Inc. Class A	635,391	114,409
*	Alphabet Inc. Class C	84,070	85,469
*	Alphabet Inc. Class A	79,195	81,812
	Intel Corp.	1,279,888	58,222
	Cisco Systems Inc.	1,361,049	46,480
	Oracle Corp.	780,130	39,709
	International Business Machines Corp.	233,129	35,916
	NVIDIA Corp.	154,324	31,916
	Broadcom Ltd.	109,902	29,004
	Texas Instruments Inc.	269,601	26,068
*	Adobe Systems Inc.	134,097	23,488
	QUALCOMM Inc.	402,198	20,516
*	salesforce.com Inc.	183,812	18,811
	Applied Materials Inc.	294,165	16,600
*	Micron Technology Inc.	308,353	13,663
	Cognizant Technology Solutions Corp. Class A	158,710	12,010
*	NXP Semiconductors NV	93,278	10,918
	Intuit Inc.	66,383	10,025
	HP Inc.	462,735	9,972
	Lam Research Corp.	44,137	9,206
	Analog Devices Inc.	100,069	9,136
	Corning Inc.	242,297	7,586

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Western Digital Corp.	79,629	7,108
	DXC Technology Co.	77,361	7,080
*	Autodesk Inc.	56,538	7,065
	Hewlett Packard Enterprise Co.	454,188	6,322
	Microchip Technology Inc.	63,435	6,014
*	Red Hat Inc.	48,567	5,868
	Skyworks Solutions Inc.	51,286	5,839
*	ServiceNow Inc.	46,168	5,834
	Symantec Corp.	169,032	5,494
*	Cerner Corp.	78,791	5,320
	Xilinx Inc.	68,825	5,072
	KLA-Tencor Corp.	43,573	4,745
	Harris Corp.	33,989	4,735
*	Dell Technologies Inc. Class V	56,432	4,671
	Motorola Solutions Inc.	46,364	4,198
	Maxim Integrated Products Inc.	79,367	4,170
*	Check Point Software Technologies Ltd.	34,425	4,052
*	Workday Inc. Class A	36,160	4,013
*	Twitter Inc.	182,753	3,768
*	Synopsys Inc.	43,265	3,743
*	Palo Alto Networks Inc.	24,459	3,600
*	Citrix Systems Inc.	42,906	3,544
	NetApp Inc.	73,243	3,253
*	Cadence Design Systems Inc.	75,360	3,253
*	ANSYS Inc.	23,055	3,152
*	Gartner Inc.	23,384	2,930
	CDW Corp.	41,834	2,928
*	Arista Networks Inc.	14,400	2,878
	Seagate Technology plc	77,583	2,868
	CA Inc.	86,238	2,792
*	VeriSign Inc.	24,129	2,594
*	Qorvo Inc.	33,627	2,549
*	Splunk Inc.	37,798	2,544
	Juniper Networks Inc.	101,596	2,523
	Amdocs Ltd.	38,738	2,522
*,^	Advanced Micro Devices Inc.	226,614	2,489
*	Square Inc.	64,900	2,414
	CDK Global Inc.	37,955	2,412
*	IAC/InterActiveCorp	18,619	2,403
*	Akamai Technologies Inc.	45,672	2,386
	Leidos Holdings Inc.	37,891	2,369
*	ON Semiconductor Corp.	111,067	2,368
*	Yandex NV Class A	69,762	2,360
*	VMware Inc. Class A	19,076	2,283
	Teradyne Inc.	52,800	2,265
	Micro Focus International plc ADR	61,498	2,148
*	F5 Networks Inc.	16,991	2,061
*	PTC Inc.	30,600	2,033
	Marvell Technology Group Ltd.	107,279	1,981
	Garmin Ltd.	32,236	1,825
	SS&C Technologies Holdings Inc.	43,936	1,766
*	Veeva Systems Inc. Class A	28,700	1,749
*	Tyler Technologies Inc.	9,800	1,737
*	CommScope Holding Co. Inc.	53,214	1,710
*	Microsemi Corp.	30,506	1,628
	LogMeIn Inc.	13,100	1,586
*	Guidewire Software Inc.	19,800	1,584
*	Fortinet Inc.	39,300	1,549
	MKS Instruments Inc.	14,200	1,543
*	Ultimate Software Group Inc.	7,600	1,540
*	ARRIS International plc	51,683	1,473
	Brocade Communications Systems Inc.	124,681	1,453
*	GoDaddy Inc. Class A	30,326	1,416
	Cypress Semiconductor Corp.	87,432	1,387

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* athenahealth Inc.	10,500	1,343
CSRA Inc.	41,025	1,312
* Tableau Software Inc. Class A	16,002	1,298
Blackbaud Inc.	12,700	1,287
* Aspen Technology Inc.	19,900	1,284
Monolithic Power Systems Inc.	10,400	1,265
Entegris Inc.	37,400	1,225
* Cavium Inc.	17,481	1,206
* Integrated Device Technology Inc.	38,500	1,196
* Medidata Solutions Inc.	15,900	1,196
* EPAM Systems Inc.	13,000	1,185
Fair Isaac Corp.	8,100	1,176
* NCR Corp.	35,415	1,136
* Nuance Communications Inc.	76,600	1,129
* Teradata Corp.	33,536	1,122
* Paycom Software Inc.	13,052	1,073
* Silicon Laboratories Inc.	11,300	1,072
* Proofpoint Inc.	11,600	1,072
* Cirrus Logic Inc.	19,100	1,070
* Lumentum Holdings Inc.	16,740	1,057
SYNNEX Corp.	7,700	1,039
* Atlassian Corp. plc Class A	20,300	982
* CACI International Inc. Class A	6,700	963
DST Systems Inc.	16,382	960
j2 Global Inc.	12,900	956
* ViaSat Inc.	14,168	922
* Ellie Mae Inc.	9,700	873
* Tech Data Corp.	9,300	863
Science Applications International Corp.	11,653	855
* Manhattan Associates Inc.	20,400	854
* Cree Inc.	23,915	854
* Advanced Energy Industries Inc.	9,500	805
InterDigital Inc.	10,900	800
* Semtech Corp.	19,400	796
* Finisar Corp.	33,100	779
* Ciena Corp.	35,000	744
* Zendesk Inc.	24,000	744
* FireEye Inc.	43,800	741
* HubSpot Inc.	8,300	718
* 2U Inc.	11,100	706
* RealPage Inc.	16,300	706
* ACI Worldwide Inc.	29,200	703
* InterXion Holding NV	12,900	689
* Allscripts Healthcare Solutions Inc.	50,600	682
Pitney Bowes Inc.	49,247	677
Power Integrations Inc.	8,400	675
* NetScout Systems Inc.	23,438	666
* Dycom Industries Inc.	7,500	659
* Verint Systems Inc.	15,500	654
* RingCentral Inc. Class A	15,300	645
* EchoStar Corp. Class A	11,300	632
* Mercury Systems Inc.	12,500	631
Cabot Microelectronics Corp.	6,500	628
* CommVault Systems Inc.	11,970	623
TiVo Corp.	34,262	622
Cogent Communications Holdings Inc.	11,100	598
* Envestnet Inc.	11,000	587
* Cornerstone OnDemand Inc.	15,100	579
Brooks Automation Inc.	16,800	578
* Descartes Systems Group Inc.	19,000	551
* Twilio Inc. Class A	16,500	527
* VeriFone Systems Inc.	27,600	527
Pegasystems Inc.	9,000	525
* Viavi Solutions Inc.	55,300	513

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Insight Enterprises Inc.	11,300	509
*	Wix.com Ltd.	7,200	503
*	Qualys Inc.	9,000	476
*	Sohu.com Inc.	8,000	458
	Progress Software Corp.	10,800	457
*	BroadSoft Inc.	8,200	450
*	Premier Inc. Class A	13,675	447
	Ebix Inc.	6,500	442
*	New Relic Inc.	8,500	436
*	Callidus Software Inc.	17,100	434
*	NETGEAR Inc.	9,200	429
*	Inphi Corp.	10,400	426
	CSG Systems International Inc.	9,600	406
	Plantronics Inc.	8,800	399
*	MaxLinear Inc.	15,800	387
*	Kulicke & Soffa Industries Inc.	16,700	378
*	Rambus Inc.	25,000	368
*	Luxoft Holding Inc. Class A	7,800	363
*	Q2 Holdings Inc.	8,300	353
	Diebold Nixdorf Inc.	18,235	352
*,^	CyberArk Software Ltd.	8,300	352
*	Electronics For Imaging Inc.	11,300	349
*	Amkor Technology Inc.	30,000	347
*	Gigamon Inc.	9,000	347
*	Bottomline Technologies de Inc.	10,600	345
*	Oclaro Inc.	41,200	341
*,^	3D Systems Corp.	27,200	337
*,^	Ubiquiti Networks Inc.	5,400	336
*	Synaptics Inc.	8,400	312
*	Virtusa Corp.	8,100	309
*	Diodes Inc.	9,000	309
*	Web.com Group Inc.	12,300	296
*	Infinera Corp.	35,300	295
*	MicroStrategy Inc. Class A	2,200	291
*	ScanSource Inc.	6,700	288
	Xperi Corp.	12,000	276
*,^	Stratasys Ltd.	12,200	275
	ADTRAN Inc.	12,900	272
	NIC Inc.	14,900	253
*	Alarm.com Holdings Inc.	5,400	252
*,^	Globant SA	6,500	245
*	CommerceHub Inc.	11,310	241
*	YY Inc. ADR	2,500	226
*	Super Micro Computer Inc.	10,807	215
	Monotype Imaging Holdings Inc.	9,100	210
*	Blucora Inc.	9,100	197
*	Shutterstock Inc.	4,600	179
	Forrester Research Inc.	4,000	175
*	Perficient Inc.	8,500	165
*	Cray Inc.	8,000	165
*	Lattice Semiconductor Corp.	27,800	163
*,^	Acacia Communications Inc.	3,800	161
*	Syntel Inc.	6,800	159
*	Synchronoss Technologies Inc.	12,400	141
*,^	Gogo Inc.	13,800	137
*	Loral Space & Communications Inc.	2,900	137
*	Quality Systems Inc.	9,600	135
*	Endurance International Group Holdings Inc.	16,200	133
*	Barracuda Networks Inc.	5,000	117
*	CommerceHub Inc. Class A	2,555	57
			1,399,024
Telecommunications (0.9%)
	AT&T Inc.	1,677,196	56,438
	Verizon Communications Inc.	1,112,686	53,264

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	T-Mobile US Inc.	80,025	4,783
*	Level 3 Communications Inc.	82,999	4,451
	CenturyLink Inc.	147,632	2,804
*	Zayo Group Holdings Inc.	49,000	1,767
*,^	Sprint Corp.	164,621	1,077
	Telephone & Data Systems Inc.	25,573	745
	Shenandoah Telecommunications Co.	12,450	473
*	Straight Path Communications Inc. Class B	2,600	472
*	Vonage Holdings Corp.	49,200	400
*	8x8 Inc.	28,400	379
	Consolidated Communications Holdings Inc.	16,951	325
*	General Communication Inc. Class A	7,900	323
	Frontier Communications Corp.	19,193	232
*	Cincinnati Bell Inc.	8,780	168
	Windstream Holdings Inc.	71,220	134
	ATN International Inc.	2,400	130
*	United States Cellular Corp.	3,200	117
			128,482
Utilities (1.7%)
	NextEra Energy Inc.	128,194	19,879
	Duke Energy Corp.	188,576	16,653
	Dominion Energy Inc.	176,394	14,313
	Southern Co.	270,070	14,098
	Exelon Corp.	260,556	10,477
	American Electric Power Co. Inc.	133,740	9,952
	PG&E Corp.	139,119	8,037
	Sempra Energy	67,278	7,905
	Consolidated Edison Inc.	82,183	7,072
	PPL Corp.	185,788	6,978
	Edison International	87,162	6,969
	Xcel Energy Inc.	138,857	6,876
	Public Service Enterprise Group Inc.	136,297	6,706
	WEC Energy Group Inc.	85,353	5,752
	Eversource Energy	87,942	5,509
	DTE Energy Co.	48,533	5,361
	ONEOK Inc.	97,909	5,313
	Entergy Corp.	50,221	4,332
	American Water Works Co. Inc.	48,707	4,274
	Ameren Corp.	66,525	4,124
	FirstEnergy Corp.	123,087	4,056
	CMS Energy Corp.	77,494	3,748
	CenterPoint Energy Inc.	119,437	3,533
	Alliant Energy Corp.	60,854	2,632
	Pinnacle West Capital Corp.	29,640	2,600
	Atmos Energy Corp.	27,500	2,399
	NiSource Inc.	86,716	2,287
	UGI Corp.	46,150	2,209
	NRG Energy Inc.	83,132	2,078
	Westar Energy Inc. Class A	37,800	2,021
	Great Plains Energy Inc.	57,590	1,891
	AES Corp.	170,431	1,812
	Aqua America Inc.	47,425	1,683
	SCANA Corp.	35,900	1,549
	Vectren Corp.	22,196	1,512
*	Calpine Corp.	95,484	1,426
	IDACORP Inc.	13,400	1,233
	WGL Holdings Inc.	13,600	1,165
	Portland General Electric Co.	23,725	1,133
	National Fuel Gas Co.	19,500	1,132
	ONE Gas Inc.	13,876	1,068
	ALLETE Inc.	13,600	1,065
	Hawaiian Electric Industries Inc.	28,900	1,054
	Southwest Gas Holdings Inc.	12,700	1,046
	New Jersey Resources Corp.	22,800	1,013

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
	Spire Inc.			12,500	987
	Black Hills Corp.			15,100	985
	PNM Resources Inc.			21,200	920
	Avista Corp.			16,400	857
	Avangrid Inc.			15,400	797
	NorthWestern Corp.			12,900	765
	South Jersey Industries Inc.			21,600	734
	California Water Service Group			15,700	659
	MGE Energy Inc.			8,445	558
	El Paso Electric Co.			9,700	558
	American States Water Co.			9,600	516
	Ormat Technologies Inc.			7,900	513
	Northwest Natural Gas Co.			7,500	498
*	Dynegy Inc.			35,879	447
	Enel Chile SA ADR			46,383	273
	Atlantica Yield plc			11,901	266
	SJW Group			4,380	260
	Ormat Technologies Inc. (Tel Aviv Shares)			2,610	171
*	TerraForm Power Inc. Class A			12,498	168
					228,857

					7,123,381

Total Common Stocks (Cost $10,792,583)					13,705,557

Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (Cost $58)			376,692	60

		Coupon

Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
5	Vanguard Market Liquidity Fund	1.246%		1,088,636	108,874

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
6	United States Cash Management Bill	1.048%	1/2/18	3,000	2,995
	United States Treasury Bill	1.056%	11/24/17	500	500
6	United States Treasury Bill	1.093%	2/22/18	2,000	1,993
6	United States Treasury Bill	1.169%	3/22/18	800	796

					6,284

Total Temporary Cash Investments (Cost $115,153)					115,158

Total Investments (100.1%) (Cost $10,907,794)					13,820,775
Other Assets and Liabilities—Net (-0.1%)[7]					(14,710)

Net Assets (100%)					13,806,065

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $80,997,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $78,352,000, representing 0.6% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard® Total World Stock Index Fund
Schedule of Investments
October 31, 2017

6 Securities with a value of $4,336,000 have been segregated as initial margin for open futures contracts.
7 Includes $106,840,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA6280 122017

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (99.4%)[1]
Australia (4.8%)
Commonwealth Bank of Australia	2,834,768	168,627
Westpac Banking Corp.	5,558,914	140,804
Australia & New Zealand Banking Group Ltd.	4,809,165	110,364
National Australia Bank Ltd.	4,376,506	109,659
BHP Billiton Ltd.	5,264,123	108,382
CSL Ltd.	742,453	79,042
Wesfarmers Ltd.	1,851,024	59,290
Woolworths Ltd.	2,119,001	42,009
Macquarie Group Ltd.	503,283	37,968
Rio Tinto Ltd.	695,890	37,081
Transurban Group	3,359,244	31,227
Woodside Petroleum Ltd.	1,191,348	28,084
Scentre Group	8,383,320	25,849
Amcor Ltd.	1,892,473	22,968
South32 Ltd.	8,583,157	22,420
Suncorp Group Ltd.	2,116,903	22,034
Newcrest Mining Ltd.	1,259,188	21,529
AGL Energy Ltd.	1,074,351	20,801
Insurance Australia Group Ltd.	3,880,532	19,514
Aristocrat Leisure Ltd.	1,047,960	18,945
Brambles Ltd.	2,601,694	18,866
Westfield Corp.	3,145,290	18,747
Goodman Group	2,888,771	18,522
Telstra Corp. Ltd.	6,819,061	18,507
QBE Insurance Group Ltd.	2,247,645	18,430
AMP Ltd.	4,818,535	18,363
* Origin Energy Ltd.	2,877,358	17,525
Treasury Wine Estates Ltd.	1,217,758	14,618
Stockland	3,995,459	13,848
ASX Ltd.	317,720	13,146
Aurizon Holdings Ltd.	3,252,134	12,907
Dexus	1,685,033	12,618
Cochlear Ltd.	92,562	12,469
APA Group	1,834,046	12,036
GPT Group	2,982,968	11,648
Sonic Healthcare Ltd.	696,409	11,631
LendLease Group	932,112	11,575
Oil Search Ltd.	2,010,925	11,399
Mirvac Group	6,138,405	11,346
Caltex Australia Ltd.	431,032	11,317
James Hardie Industries plc	726,853	11,098
Vicinity Centres	5,425,466	11,028
Ramsay Health Care Ltd.	211,594	10,848
Medibank Pvt Ltd.	4,545,457	10,699
Boral Ltd.	1,933,402	10,609
* Santos Ltd.	2,945,469	10,178
Orica Ltd.	624,660	10,005
Sydney Airport	1,817,895	9,904
Challenger Ltd.	945,753	9,647
Computershare Ltd.	799,671	9,560
Fortescue Metals Group Ltd.	2,640,868	9,390
BlueScope Steel Ltd.	935,959	9,215
Incitec Pivot Ltd.	2,796,849	8,204
SEEK Ltd.	570,748	8,037
Alumina Ltd.	4,049,013	7,266
Tatts Group Ltd.	2,161,103	6,908
Bendigo & Adelaide Bank Ltd.	790,730	6,897
Qantas Airways Ltd.	1,433,927	6,768
Bank of Queensland Ltd.	659,035	6,747
Star Entertainment Grp Ltd.	1,383,888	6,102
CIMIC Group Ltd.	157,267	5,834

1

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Coca-Cola Amatil Ltd.	887,130	5,538
Downer EDI Ltd.	963,551	5,170
Orora Ltd.	1,956,392	5,101
Crown Resorts Ltd.	572,266	5,089
ALS Ltd.	814,211	4,888
Iluka Resources Ltd.	672,306	4,845
Tabcorp Holdings Ltd.	1,352,958	4,655
IOOF Holdings Ltd.	542,049	4,471
REA Group Ltd.	80,262	4,450
Ansell Ltd.	239,463	4,408
Macquarie Atlas Roads Group	952,225	4,349
Healthscope Ltd.	2,807,060	4,217
Magellan Financial Group Ltd.	209,067	3,888
AusNet Services	2,860,101	3,878
Domino's Pizza Enterprises Ltd.	101,597	3,632
DuluxGroup Ltd.	628,691	3,551
* WorleyParsons Ltd.	326,753	3,514
Adelaide Brighton Ltd.	736,667	3,507
Metcash Ltd.	1,572,792	3,249
Flight Centre Travel Group Ltd.	89,432	3,206
* Whitehaven Coal Ltd.	1,104,248	3,156
Fairfax Media Ltd.	3,721,404	3,135
OZ Minerals Ltd.	472,255	2,916
CSR Ltd.	801,549	2,915
Perpetual Ltd.	70,295	2,613
Sims Metal Management Ltd.	256,921	2,605
^ Harvey Norman Holdings Ltd.	865,350	2,507
^ TPG Telecom Ltd.	571,098	2,364
Shopping Centres Australasia Property Group	1,180,955	2,129
Vocus Group Ltd.	946,348	2,090
^ Platinum Asset Management Ltd.	361,015	2,018
Nufarm Ltd.	286,560	1,995
Seven West Media Ltd.	1,389,061	719
* Nufarm Ltd./Australia	63,680	443
		1,718,270
Austria (0.2%)
Erste Group Bank AG	469,327	20,146
OMV AG	233,274	14,000
voestalpine AG	189,460	10,416
* Raiffeisen Bank International AG	207,984	7,233
ANDRITZ AG	118,605	6,707
Telekom Austria AG Class A	208,627	1,953
Vienna Insurance Group AG Wiener Versicherung Gruppe	57,440	1,682
		62,137
Belgium (0.8%)
Anheuser-Busch InBev SA/NV	1,242,698	152,383
KBC Group NV	451,763	37,528
Solvay SA Class A	114,232	16,970
Ageas	320,653	15,550
UCB SA	197,986	14,413
* Umicore SA	307,486	13,742
Groupe Bruxelles Lambert SA	119,051	12,787
Proximus SADP	235,263	7,812
Ackermans & van Haaren NV	38,153	6,534
^ Colruyt SA	105,576	5,400
* Telenet Group Holding NV	77,322	5,348
bpost SA	162,549	4,583
Sofina SA	24,588	3,698
		296,748
Brazil (1.7%)
Itau Unibanco Holding SA ADR	4,420,255	56,623
Banco Bradesco SA ADR	4,759,788	50,311
Vale SA Class B ADR	3,572,403	34,974

2

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Petroleo Brasileiro SA ADR Preference Shares	2,881,758	29,538
Ambev SA ADR	4,486,410	28,399
B3 SA - Brasil Bolsa Balcao	3,252,229	23,761
* Petroleo Brasileiro SA ADR	2,005,126	21,355
Itausa - Investimentos Itau SA Preference Shares	6,372,467	20,415
Banco do Brasil SA	1,770,586	18,641
Ambev SA	2,772,940	17,716
Ultrapar Participacoes SA	712,137	17,002
Vale SA	1,703,837	16,719
Banco Bradesco SA	1,426,446	14,294
Kroton Educacional SA	2,492,192	13,705
Cielo SA	1,820,476	12,454
Lojas Renner SA	1,174,201	12,376
* BRF SA	903,162	12,217
CCR SA	1,851,579	10,301
BB Seguridade Participacoes SA	1,116,628	9,465
Raia Drogasil SA	360,570	8,620
Lojas Americanas SA Preference Shares	1,281,200	6,885
* Rumo SA	1,721,242	6,682
Hypermarcas SA	621,133	6,494
WEG SA	976,924	6,355
Telefonica Brasil SA Preference Shares	406,235	6,271
Klabin SA	1,071,284	6,189
Itau Unibanco Holding SA Preference Shares	463,155	5,953
Fibria Celulose SA	365,100	5,841
Banco Santander Brasil SA	640,900	5,605
CPFL Energia SA	661,392	5,560
Equatorial Energia SA	284,426	5,304
BR Malls Participacoes SA	1,317,870	5,108
Cia de Saneamento Basico do Estado de Sao Paulo	540,617	4,925
Embraer SA ADR	249,486	4,775
* Petroleo Brasileiro SA	851,132	4,532
Localiza Rent a Car SA	252,063	4,459
Suzano Papel e Celulose SA Preference Shares Class A	702,500	4,366
Telefonica Brasil SA ADR	282,314	4,348
Qualicorp SA	359,100	3,842
Estacio Participacoes SA	414,900	3,720
TIM Participacoes SA	912,330	3,383
* Centrais Eletricas Brasileiras SA	495,099	3,337
* Cia Brasileira de Distribuicao ADR	141,302	3,282
Multiplan Empreendimentos Imobiliarios SA	141,939	3,102
Itau Unibanco Holding SA	259,954	3,053
JBS SA	1,287,974	2,969
Centrais Eletricas Brasileiras SA Preference Shares	369,776	2,864
Cosan SA Industria e Comercio	245,834	2,811
Gerdau SA ADR	848,446	2,808
Fleury SA	317,500	2,803
Natura Cosmeticos SA	291,931	2,764
Gerdau SA Preference Shares	817,286	2,736
Bradespar SA Preference Shares	365,000	2,678
* Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	110,630	2,577
* Braskem SA ADR	76,844	2,457
* Smiles Fidelidade SA	93,130	2,434
Engie Brasil Energia SA	216,008	2,364
* Atacadao Distribuicao Comercio e Industria Ltda	471,012	2,315
* Braskem SA Preference Shares	139,500	2,233
* Petroleo Brasileiro SA Preference Shares	433,739	2,224
* Banco BTG Pactual SA	318,805	2,145
Odontoprev SA	439,100	2,113
EDP - Energias do Brasil SA	452,745	1,993
Sul America SA	360,812	1,978
M Dias Branco SA	132,586	1,952
Transmissora Alianca de Energia Eletrica SA	296,444	1,858
^ Cia Energetica de Minas Gerais ADR	776,720	1,841

3

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Usinas Siderurgicas de Minas Gerais SA Preference Shares	639,800	1,723
* Cia Siderurgica Nacional SA ADR	676,663	1,712
Porto Seguro SA	151,112	1,650
Cia Energetica de Minas Gerais Preference Shares	657,437	1,553
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	73,924	1,503
TIM Participacoes SA ADR	80,849	1,491
Sao Martinho SA	263,600	1,483
Lojas Americanas SA	338,705	1,482
Cia Paranaense de Energia ADR	154,974	1,192
Grendene SA	138,200	1,162
Embraer SA	219,400	1,051
AES Tiete Energia SA	243,489	964
Multiplus SA	73,123	849
* BRF SA ADR	54,100	729
* Cia Siderurgica Nacional SA	272,500	702
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	32,668	503
Cia Paranaense de Energia	46,100	303
Cia Energetica de Minas Gerais Class A	109,769	245
Banco Bradesco SA Preference Shares	13,354	142
* Azul SA Prior Preference Shares.	9,800	82
Cia Paranaense de Energia Preference Shares	4,200	32
* Cia Energetica de Minas Gerais Rights	88,484	31
* PPLA Participations Ltd.	35,423	20
* Cia Energetica de Minas Gerais Rights	17,439	5
Itausa - Investimentos Itau SA Common Shares	7	—
		625,783
Canada (5.9%)
Royal Bank of Canada	2,383,587	186,367
Toronto-Dominion Bank	3,039,113	172,768
Bank of Nova Scotia	1,974,245	127,444
Enbridge Inc.	2,674,644	102,790
Canadian National Railway Co.	1,228,269	98,835
Suncor Energy Inc.	2,736,008	92,890
Bank of Montreal	1,065,651	81,636
Canadian Natural Resources Ltd.	1,941,771	67,761
TransCanada Corp.	1,419,790	67,407
Manulife Financial Corp.	3,232,355	64,993
Canadian Imperial Bank of Commerce	707,630	62,289
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,357,455	56,946
Canadian Pacific Railway Ltd.	240,374	41,677
Sun Life Financial Inc.	1,002,036	39,030
Magna International Inc.	588,851	32,124
Alimentation Couche-Tard Inc. Class B	671,143	31,468
Rogers Communications Inc. Class B	587,300	30,473
Waste Connections Inc.	428,375	30,266
National Bank of Canada	559,960	27,175
Pembina Pipeline Corp.	821,063	27,144
Potash Corp. of Saskatchewan Inc.	1,375,088	26,764
Barrick Gold Corp. (Toronto Shares)	1,820,289	26,300
Fortis Inc.	676,791	24,924
Agrium Inc.	226,578	24,667
Restaurant Brands International Inc.	374,896	24,221
Fairfax Financial Holdings Ltd.	44,527	23,449
Franco-Nevada Corp.	294,098	23,371
* CGI Group Inc. Class A	424,607	22,562
BCE Inc.	483,730	22,336
Thomson Reuters Corp.	462,567	21,628
Cenovus Energy Inc.	2,013,518	19,541
Dollarama Inc.	172,134	19,161
Encana Corp.	1,601,940	18,738
Constellation Software Inc.	32,695	18,601
Goldcorp Inc.	1,418,001	18,521
Loblaw Cos. Ltd.	340,777	17,587
Intact Financial Corp.	213,428	17,445

4

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Agnico Eagle Mines Ltd.	378,931	16,918
Teck Resources Ltd. Class B	812,835	16,608
Power Corp. of Canada	636,038	16,309
Shaw Communications Inc. Class B	711,600	16,250
Wheaton Precious Metals Corp.	728,782	15,122
Imperial Oil Ltd.	424,797	13,774
^ Canadian Tire Corp. Ltd. Class A	109,387	13,422
SNC-Lavalin Group Inc.	289,852	13,058
Saputo Inc.	360,482	13,015
Inter Pipeline Ltd.	614,977	12,508
Great-West Lifeco Inc.	448,909	12,492
Metro Inc.	376,468	11,851
TELUS Corp.	324,267	11,743
Power Financial Corp.	397,747	11,133
RioCan REIT	541,959	10,280
* BlackBerry Ltd.	873,095	9,556
CI Financial Corp.	414,686	9,219
2 Hydro One Ltd.	482,923	8,538
* Tourmaline Oil Corp.	416,600	7,624
Crescent Point Energy Corp.	899,498	7,398
ARC Resources Ltd.	593,861	7,241
George Weston Ltd.	78,945	6,628
* Valeant Pharmaceuticals International Inc.	563,780	6,586
* Husky Energy Inc.	495,392	6,420
Canadian Utilities Ltd. Class A	189,049	5,709
* Turquoise Hill Resources Ltd.	1,607,692	4,910
IGM Financial Inc.	133,974	4,722
Barrick Gold Corp.	88,206	1,275
Brookfield Asset Management Inc. Class A	17,399	730
* Trisura Group Ltd.	8,060	180
Restaurant Brands International LP	1,203	78
		2,102,596
Chile (0.3%)
Empresas COPEC SA	689,816	10,631
SACI Falabella	937,091	8,951
Latam Airlines Group SA	568,377	7,836
Enel Americas SA ADR	707,353	7,498
Sociedad Quimica y Minera de Chile SA ADR	122,810	7,337
Cencosud SA	2,320,365	6,946
Banco Santander Chile ADR	216,607	6,775
Banco de Chile	40,782,963	6,256
Empresas CMPC SA	1,808,250	5,765
Banco de Credito e Inversiones	75,531	5,079
Enel Generacion Chile SA ADR	139,225	3,606
Cia Cervecerias Unidas SA	223,240	3,221
Aguas Andinas SA Class A	4,615,309	3,007
Enel Americas SA	11,855,316	2,550
Colbun SA	10,802,239	2,550
Itau CorpBanca	270,352,784	2,520
Parque Arauco SA	855,332	2,454
Empresa Nacional de Telecomunicaciones SA	206,707	2,403
Embotelladora Andina SA Preference Shares	409,724	2,101
Enel Chile SA ADR	336,671	1,983
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	25,380	1,516
Banco Santander Chile	19,214,089	1,511
Enel Chile SA	12,840,182	1,497
AES Gener SA	3,855,265	1,331
SONDA SA	680,862	1,326
Enel Generacion Chile SA	982,213	856
		107,506
China (5.7%)
Tencent Holdings Ltd.	8,741,107	392,870
China Construction Bank Corp.	146,462,544	130,896
Industrial & Commercial Bank of China Ltd.	128,030,640	101,870

5

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
China Mobile Ltd.	8,664,567	87,151
* Alibaba Group Holding Ltd. ADR	440,543	81,452
Ping An Insurance Group Co. of China Ltd.	8,187,689	71,953
Bank of China Ltd.	124,806,788	62,374
China Life Insurance Co. Ltd.	12,214,341	40,494
CNOOC Ltd.	26,187,400	35,756
China Petroleum & Chemical Corp.	42,031,284	30,864
* Baidu Inc. ADR	111,220	27,131
Geely Automobile Holdings Ltd.	7,920,610	24,561
China Merchants Bank Co. Ltd.	6,245,820	23,851
PetroChina Co. Ltd.	34,147,234	22,322
China Pacific Insurance Group Co. Ltd.	4,259,095	21,031
China Overseas Land & Investment Ltd.	6,347,820	20,611
Agricultural Bank of China Ltd.	41,894,233	19,732
* China Evergrande Group	4,791,377	18,482
^ Sunac China Holdings Ltd.	3,206,664	16,338
Sunny Optical Technology Group Co. Ltd.	1,046,419	15,348
PICC Property & Casualty Co. Ltd.	7,462,396	14,809
Country Garden Holdings Co. Ltd.	8,725,756	13,832
China Shenhua Energy Co. Ltd.	5,596,388	13,388
China Resources Land Ltd.	4,442,214	13,258
* China Unicom Hong Kong Ltd.	8,958,713	12,711
CSPC Pharmaceutical Group Ltd.	6,989,115	12,159
CITIC Ltd.	8,197,275	12,008
Hengan International Group Co. Ltd.	1,202,808	11,861
* JD.com Inc. ADR	311,442	11,685
Brilliance China Automotive Holdings Ltd.	4,602,396	11,663
China Telecom Corp. Ltd.	23,215,541	11,643
* SINA Corp.	101,292	10,904
^ BYD Co. Ltd.	1,146,355	10,023
Bank of Communications Co. Ltd.	12,927,925	9,760
Fosun International Ltd.	3,812,135	9,458
Shenzhou International Group Holdings Ltd.	1,079,915	9,228
Haitong Securities Co. Ltd.	5,795,793	9,176
ENN Energy Holdings Ltd.	1,224,712	8,987
China CITIC Bank Corp. Ltd.	13,800,362	8,892
ANTA Sports Products Ltd.	1,984,368	8,876
China Communications Construction Co. Ltd.	7,297,026	8,863
Guangzhou Automobile Group Co. Ltd.	3,505,605	8,718
New China Life Insurance Co. Ltd.	1,377,838	8,626
CITIC Securities Co. Ltd.	3,851,490	8,558
Anhui Conch Cement Co. Ltd.	1,995,655	8,549
China Minsheng Banking Corp. Ltd.	8,824,361	8,548
NetEase Inc. ADR	29,000	8,176
China Taiping Insurance Holdings Co. Ltd.	2,433,564	8,025
China Vanke Co. Ltd.	2,228,198	7,932
Sino Biopharmaceutical Ltd.	6,717,268	7,855
Sinopharm Group Co. Ltd.	1,752,503	7,847
China Gas Holdings Ltd.	2,502,915	7,609
China Resources Beer Holdings Co. Ltd.	2,635,860	7,607
Guangdong Investment Ltd.	4,897,851	7,096
2 People's Insurance Co. Group of China Ltd.	14,501,161	6,902
Lenovo Group Ltd.	11,677,802	6,774
* Ctrip.com International Ltd. ADR	137,800	6,599
Dongfeng Motor Group Co. Ltd.	4,784,627	6,568
Great Wall Motor Co. Ltd.	5,083,303	6,414
CRRC Corp. Ltd.	6,499,053	6,413
Kingboard Chemical Holdings Ltd.	1,079,548	6,406
China Everbright International Ltd.	4,520,967	6,378
China Merchants Port Holdings Co. Ltd.	2,020,031	6,319
2 Huatai Securities Co. Ltd.	2,914,375	6,295
China Resources Power Holdings Co. Ltd.	3,230,409	6,212
China Cinda Asset Management Co. Ltd.	15,862,693	6,164
China Conch Venture Holdings Ltd.	2,842,869	5,796

6

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
2	Postal Savings Bank of China Co. Ltd.	9,481,000	5,726
2	CGN Power Co. Ltd.	19,354,267	5,686
	GF Securities Co. Ltd.	2,638,626	5,627
^	Fullshare Holdings Ltd.	12,744,594	5,455
	Longfor Properties Co. Ltd.	2,323,934	5,429
	Beijing Enterprises Water Group Ltd.	6,400,679	5,379
2	China Galaxy Securities Co. Ltd.	6,147,777	5,364
*	Aluminum Corp. of China Ltd.	6,551,377	5,262
	Haier Electronics Group Co. Ltd.	1,967,646	5,188
	Beijing Enterprises Holdings Ltd.	831,981	4,946
	China Railway Group Ltd.	6,085,352	4,891
	Huaneng Power International Inc.	7,258,982	4,855
*	Zhuzhou CRRC Times Electric Co. Ltd.	818,209	4,789
	China State Construction International Holdings Ltd.	3,382,567	4,753
	China Resources Gas Group Ltd.	1,296,547	4,749
	Nine Dragons Paper Holdings Ltd.	2,535,292	4,660
	New Oriental Education & Technology Group Inc. ADR	53,800	4,478
2	China Huarong Asset Management Co. Ltd.	9,509,874	4,473
*	ZTE Corp.	1,222,588	4,248
	TravelSky Technology Ltd.	1,631,703	4,229
	Shimao Property Holdings Ltd.	1,945,628	4,078
^	China Molybdenum Co. Ltd.	6,254,571	4,071
	China Longyuan Power Group Corp. Ltd.	5,448,785	4,041
	Kunlun Energy Co. Ltd.	4,309,523	3,997
^	China National Building Material Co. Ltd.	4,685,959	3,955
	Beijing Capital International Airport Co. Ltd.	2,400,557	3,942
	Weichai Power Co. Ltd.	3,161,438	3,937
	China Railway Construction Corp. Ltd.	3,060,245	3,843
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	753,258	3,763
	China Medical System Holdings Ltd.	2,018,715	3,733
	Far East Horizon Ltd.	3,714,070	3,691
	China Jinmao Holdings Group Ltd.	7,954,005	3,575
	China Everbright Ltd.	1,492,465	3,541
	Jiangsu Expressway Co. Ltd.	2,302,544	3,530
*,^	GCL-Poly Energy Holdings Ltd.	20,350,024	3,499
	Guangzhou R&F Properties Co. Ltd.	1,631,933	3,480
	BYD Electronic International Co. Ltd.	1,244,500	3,375
	Sinopec Shanghai Petrochemical Co. Ltd.	5,642,331	3,366
	Agile Group Holdings Ltd.	2,261,637	3,300
*,^	Alibaba Pictures Group Ltd.	20,168,648	3,285
	Kingsoft Corp. Ltd.	1,294,944	3,273
	COSCO SHIPPING Ports Ltd.	2,795,985	3,240
	Zijin Mining Group Co. Ltd.	9,313,955	3,223
*,^,2	Meitu Inc.	2,179,500	3,220
	Yanzhou Coal Mining Co. Ltd.	3,152,246	3,146
	Chongqing Rural Commercial Bank Co. Ltd.	4,612,070	3,135
	TAL Education Group ADR	112,900	3,105
	Sino-Ocean Group Holding Ltd.	4,654,254	3,039
	Jiangxi Copper Co. Ltd.	1,892,248	3,021
2	Fuyao Glass Industry Group Co. Ltd.	770,310	2,937
	Lee & Man Paper Manufacturing Ltd.	2,347,743	2,868
*,^,2	3SBio Inc.	1,596,575	2,860
	Kingboard Laminates Holdings Ltd.	1,673,870	2,813
	Air China Ltd.	2,938,115	2,801
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,071,977	2,771
	Zhejiang Expressway Co. Ltd.	2,215,267	2,739
	Huaneng Renewables Corp. Ltd.	7,951,075	2,734
	Haitian International Holdings Ltd.	902,063	2,701
	Shenzhen International Holdings Ltd.	1,391,589	2,660
2	BAIC Motor Corp. Ltd.	2,237,692	2,623
	China Oilfield Services Ltd.	2,946,300	2,616
*,^	Alibaba Health Information Technology Ltd.	4,823,236	2,585
2	Dali Foods Group Co. Ltd.	3,330,197	2,579
	Tsingtao Brewery Co. Ltd.	612,108	2,563

7

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sihuan Pharmaceutical Holdings Group Ltd.	6,644,000	2,404
2	China International Capital Corp. Ltd.	1,157,926	2,388
	China Communications Services Corp. Ltd.	3,919,612	2,379
*,2	China Merchants Securities Co. Ltd.	1,422,200	2,371
*	58.com Inc. ADR	34,800	2,338
	China Everbright Bank Co. Ltd.	4,932,872	2,329
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,485,215	2,305
*	Li Ning Co. Ltd.	2,622,117	2,291
	China Southern Airlines Co. Ltd.	3,075,017	2,273
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,663,854	2,237
	China Reinsurance Group Corp.	10,063,576	2,234
*	COSCO SHIPPING Holdings Co. Ltd.	4,040,660	2,217
	AviChina Industry & Technology Co. Ltd.	3,816,954	2,217
^	China Traditional Chinese Medicine Holdings Co. Ltd.	3,857,794	2,211
^	GOME Electrical Appliances Holding Ltd.	16,834,203	2,159
*	Shanghai Electric Group Co. Ltd.	4,581,316	2,079
	Shanghai Industrial Holdings Ltd.	676,587	2,078
	Shenzhen Investment Ltd.	4,580,281	2,043
	Zhongsheng Group Holdings Ltd.	988,048	2,031
	KWG Property Holding Ltd.	2,024,409	2,010
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,706,328	1,944
*	ZTO Express Cayman Inc. ADR	121,100	1,936
	Chongqing Changan Automobile Co. Ltd. Class B	1,473,451	1,929
2	Sinopec Engineering Group Co. Ltd.	2,244,381	1,925
	China Resources Cement Holdings Ltd.	2,821,334	1,907
2	China Railway Signal & Communication Corp. Ltd.	2,399,068	1,889
^	BBMG Corp.	3,776,760	1,885
	Yuexiu Property Co. Ltd.	9,602,772	1,861
^	Luye Pharma Group Ltd.	2,788,930	1,859
	China Agri-Industries Holdings Ltd.	3,527,447	1,724
	SOHO China Ltd.	2,863,494	1,659
^	China Coal Energy Co. Ltd.	3,451,638	1,581
2	Legend Holdings Corp.	595,070	1,565
*	Datang International Power Generation Co. Ltd.	4,630,668	1,562
	China Power International Development Ltd.	4,905,787	1,560
	Angang Steel Co. Ltd.	1,769,537	1,551
	Logan Property Holdings Co. Ltd.	1,656,000	1,534
	Greentown China Holdings Ltd.	1,185,520	1,481
*	Poly Property Group Co. Ltd.	3,023,998	1,466
	Shandong Chenming Paper Holdings Ltd. Class B	795,300	1,451
	Metallurgical Corp. of China Ltd.	4,379,562	1,450
2	CSC Financial Co. Ltd.	1,557,500	1,429
	China National Materials Co. Ltd.	1,960,369	1,356
^	China Zhongwang Holdings Ltd.	2,296,276	1,355
	Sinotruk Hong Kong Ltd.	1,016,199	1,351
*	COSCO SHIPPING Development Co. Ltd.	5,984,407	1,343
	China International Marine Containers Group Co. Ltd.	666,489	1,329
*	Maanshan Iron & Steel Co. Ltd.	2,819,903	1,325
	Guangshen Railway Co. Ltd.	2,226,327	1,296
	Lao Feng Xiang Co. Ltd. Class B	344,421	1,291
	Sinotrans Ltd.	2,648,860	1,273
*	China Lodging Group Ltd. ADR	9,500	1,272
*	Autohome Inc. ADR	22,000	1,265
	BOE Technology Group Co. Ltd. Class B	1,934,820	1,260
*	Weibo Corp. ADR	13,500	1,251
2	Orient Securities Co. Ltd.	1,199,600	1,224
^	Zhaojin Mining Industry Co. Ltd.	1,461,548	1,200
*	Health and Happiness H&H International Holdings Ltd.	227,876	1,191
	China Eastern Airlines Corp. Ltd.	2,309,145	1,173
*	Momo Inc. ADR	38,100	1,161
	COSCO SHIPPING Energy Transportation Co. Ltd.	1,889,196	1,106
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	313,398	1,101
*,^	CAR Inc.	1,233,492	1,099
*	Vipshop Holdings Ltd. ADR	138,100	1,091

8

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Xinjiang Goldwind Science & Technology Co. Ltd.	842,821	1,068
	Huadian Fuxin Energy Corp. Ltd.	4,004,005	1,043
	Anhui Gujing Distillery Co. Ltd. Class B	183,539	1,033
	China South City Holdings Ltd.	3,686,311	1,030
	China Dongxiang Group Co. Ltd.	5,473,598	1,018
	Shenzhen Expressway Co. Ltd.	991,216	1,014
	Huadian Power International Corp. Ltd.	2,406,361	1,000
	Hopson Development Holdings Ltd.	952,475	975
2	Red Star Macalline Group Corp. Ltd.	810,585	970
	Livzon Pharmaceutical Group Inc.	140,920	956
	Zoomlion Heavy Industry Science and Technology Co. Ltd.	1,924,881	934
^	Golden Eagle Retail Group Ltd.	766,928	931
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	927
	China BlueChemical Ltd.	3,067,895	917
	Shandong Chenming Paper Holdings Ltd.	487,874	887
	Central China Securities Co. Ltd.	1,920,000	884
	Wuxi Little Swan Co. Ltd. Class B	164,000	882
	China Machinery Engineering Corp.	1,415,516	868
	Beijing Jingneng Clean Energy Co. Ltd.	3,072,885	859
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	412,078	847
	CSG Holding Co. Ltd. Class B	1,345,284	831
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	1,479,320	813
	Dazhong Transportation Group Co. Ltd. Class B	1,122,903	776
	China Foods Ltd.	1,206,843	763
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	410,873	701
*,^	CIMC Enric Holdings Ltd.	968,225	656
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	263,015	628
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	387,321	628
	Shanghai Baosight Software Co. Ltd. Class B	387,642	595
	Anhui Expressway Co. Ltd.	737,659	592
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	397,037	576
*,^	Sinopec Oilfield Service Corp.	3,300,643	568
	Xinhua Winshare Publishing and Media Co. Ltd.	645,000	560
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	557
*,2,3	Tianhe Chemicals Group Ltd.	3,538,329	531
	Weifu High-Technology Group Co. Ltd. Class B	213,062	501
	Guangdong Electric Power Development Co. Ltd. Class B	1,134,572	496
*,^	Renhe Commercial Holdings Co. Ltd.	20,656,355	485
	Shanghai Haixin Group Co. Class B	723,546	483
^	CITIC Resources Holdings Ltd.	4,332,222	473
2	Everbright Securities Co. Ltd.	339,200	468
	Sichuan Expressway Co. Ltd.	1,167,487	467
^	Dalian Port PDA Co. Ltd.	2,651,103	463
	Shanghai Bailian Group Co. Ltd. Class B	304,123	460
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	452
*	Dongfang Electric Corp. Ltd.	451,295	440
*,^	Sinofert Holdings Ltd.	2,319,208	411
	Shanghai Huayi Group Corp. Ltd. Class B	421,647	402
*,3	Hanergy Thin Film Power Group Ltd.	14,742,000	400
	China National Accord Medicines Corp. Ltd. Class B	74,430	391
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	275,140	386
	Bosideng International Holdings Ltd.	4,255,541	376
	Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	356
	Beijing North Star Co. Ltd.	907,223	338
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	190,700	324
	Foshan Electrical and Lighting Co. Ltd. Class B	394,576	315
*	Huadian Energy Co. Ltd. Class B	630,800	303
2	Shengjing Bank Co. Ltd.	368,132	288
*,^,2	ZhongAn Online P&C Insurance Co. Ltd.	28,423	287
*	Bengang Steel Plates Co. Ltd. Class B	637,300	266
	Jiangling Motors Corp. Ltd. Class B	111,283	213
	Jinzhou Port Co. Ltd. Class B	370,560	195
*,^,3	China Huishan Dairy Holdings Co. Ltd.	5,503,795	—
			2,058,410

9

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Colombia (0.1%)
Bancolombia SA ADR	199,610	7,535
Grupo de Inversiones Suramericana SA	407,852	5,178
Bancolombia SA	374,629	3,473
Cementos Argos SA	781,825	2,853
Ecopetrol SA	5,035,720	2,756
Interconexion Electrica SA ESP	622,556	2,726
Grupo Aval Acciones y Valores Preference Shares	6,491,445	2,699
Almacenes Exito SA	337,184	1,811
Ecopetrol SA ADR	119,695	1,328
Grupo de Inversiones Suramericana SA Preference Shares	106,035	1,309
Corp Financiera Colombiana SA	137,762	1,295
Cementos Argos SA Preference Shares	310,732	996
* CEMEX Latam Holdings SA	244,889	868
Grupo Aval Acciones y Valores SA ADR	51,000	424
		35,251
Czech Republic (0.0%)
CEZ AS	256,066	5,615
Komercni banka as	121,033	5,204
2 Moneta Money Bank AS	882,820	3,017
O2 Czech Republic AS	92,333	1,124
		14,960
Denmark (1.2%)
Novo Nordisk A/S Class B	2,881,455	143,464
Danske Bank A/S	1,149,893	43,884
Vestas Wind Systems A/S	340,534	30,064
DSV A/S	305,514	23,624
AP Moller - Maersk A/S Class B	10,477	20,084
Novozymes A/S	359,445	19,860
Carlsberg A/S Class B	173,536	19,825
Coloplast A/S Class B	216,967	19,097
* Genmab A/S	90,716	18,319
Pandora A/S	176,953	16,709
2 Orsted A/S	263,527	14,767
AP Moller - Maersk A/S Class A	7,285	13,503
ISS A/S	304,304	12,887
Chr Hansen Holding A/S	147,050	12,868
TDC A/S	1,358,987	8,035
Jyske Bank A/S	113,201	6,397
H Lundbeck A/S	95,181	5,658
* William Demant Holding A/S	179,823	5,190
Tryg A/S	179,033	4,265
		438,500
Egypt (0.0%)
Commercial International Bank Egypt SAE	1,711,028	7,648
* Global Telecom Holding SAE	3,792,290	1,458
Egyptian Financial Group-Hermes Holding Co.	861,828	1,147
ElSewedy Electric Co.	129,153	834
Talaat Moustafa Group	1,480,606	806
Telecom Egypt Co.	488,828	361
		12,254
Finland (0.7%)
Nokia Oyj	9,262,245	45,551
Sampo Oyj Class A	763,333	39,946
Kone Oyj Class B	622,942	33,717
UPM-Kymmene Oyj	874,321	26,258
Wartsila OYJ Abp	254,026	16,351
Fortum Oyj	706,824	15,002
Stora Enso Oyj	940,408	14,697
Neste Oyj	207,850	11,571
Nokian Renkaat Oyj	221,014	10,133
Elisa Oyj	241,906	9,741
Huhtamaki Oyj	167,900	7,152
Orion Oyj Class B	167,218	6,853

10

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Metso Oyj	176,517	6,411
Kesko Oyj Class B	109,392	5,587
		248,970
France (7.0%)
TOTAL SA	3,612,883	201,378
Sanofi	1,787,270	169,233
BNP Paribas SA	1,768,879	138,062
LVMH Moet Hennessy Louis Vuitton SE	407,293	121,482
AXA SA	3,092,073	93,346
Airbus SE	895,159	91,858
Danone SA	957,457	78,255
Schneider Electric SE	866,140	76,101
^ Vinci SA	759,346	74,400
Societe Generale SA	1,201,215	66,854
Air Liquide SA	444,983	56,658
Kering	121,605	55,769
Pernod Ricard SA	346,103	51,897
Orange SA	3,132,784	51,465
Safran SA	476,174	50,152
Cie de Saint-Gobain	811,783	47,598
Engie SA	2,685,129	45,385
L'Oreal SA	201,810	44,916
Vivendi SA	1,751,572	43,495
L'Oreal SA Loyalty Line	190,657	42,434
Essilor International SA	333,029	42,163
Cie Generale des Etablissements Michelin	289,313	41,878
Legrand SA	439,704	32,631
Capgemini SE	253,348	30,778
Air Liquide SA (Prime de fidelite)	240,914	30,674
Renault SA	281,765	27,941
Valeo SA	390,581	26,444
Hermes International	50,485	26,207
Credit Agricole SA	1,489,334	25,994
STMicroelectronics NV	1,026,023	24,154
Atos SE	149,040	23,149
Dassault Systemes SE	211,487	22,451
Publicis Groupe SA	338,853	22,057
* TechnipFMC plc	753,581	20,490
Veolia Environnement SA	801,826	18,996
Carrefour SA	902,939	18,172
Sodexo SA	141,924	18,056
Peugeot SA	722,367	17,139
Thales SA	163,046	16,992
Bouygues SA	330,897	15,881
Arkema SA	119,141	15,051
Accor SA	288,226	14,379
Teleperformance	94,506	13,802
Klepierre	340,823	13,568
Eiffage SA	118,785	12,408
Gecina SA	74,609	12,118
Bureau Veritas SA	424,877	11,378
Edenred	388,656	11,205
Natixis SA	1,383,278	10,848
SCOR SE	259,353	10,767
Suez	591,770	10,407
Alstom SA	255,457	10,335
Iliad SA	39,390	9,833
Eurofins Scientific SE	15,622	9,773
* Ubisoft Entertainment SA	124,316	9,485
Groupe Eurotunnel SE	754,718	9,485
SES SA Class A	578,087	9,402
Zodiac Aerospace	320,303	9,155
Rexel SA	503,207	8,973
Ingenico Group SA	91,705	8,905

11

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
^ Electricite de France SA	664,287	8,694
Faurecia	118,549	8,618
Wendel SA	49,599	8,365
Orpea	68,280	8,181
* Rubis SCA	123,037	7,721
Aeroports de Paris	45,682	7,691
Bollore SA	1,587,005	7,666
Eutelsat Communications SA	279,398	6,998
Ipsen SA	56,936	6,884
2 Amundi SA	78,973	6,693
Eurazeo SA	70,491	6,554
Credit Agricole SA Loyalty Line	374,217	6,531
SEB SA	34,025	6,341
Fonciere Des Regions	62,045	6,318
Lagardere SCA	185,365	6,104
2 Elior Group SA	211,348	6,002
CNP Assurances	257,576	5,992
Christian Dior SE	17,254	5,922
Dassault Aviation SA	3,737	5,827
Imerys SA	59,102	5,382
* BioMerieux	67,137	5,266
Casino Guichard Perrachon SA	91,955	5,251
Remy Cointreau SA	38,521	5,003
ICADE	56,088	4,902
Societe BIC SA	42,352	4,472
JCDecaux SA	116,527	4,458
Cie Plastic Omnium SA	89,677	3,739
Euler Hermes Group	25,187	2,922
Sartorius Stedim Biotech	38,857	2,648
SEB SA Loyalty Line	9,727	1,813
Electricite de France SA Loyalty Line	102,414	1,340
		2,504,560
Germany (6.7%)
Siemens AG	1,244,646	178,774
Bayer AG	1,356,155	176,409
Allianz SE	729,399	170,287
SAP SE	1,483,441	169,504
BASF SE	1,497,220	163,728
Daimler AG	1,577,528	131,703
Deutsche Telekom AG	5,280,860	95,623
adidas AG	324,462	72,221
Deutsche Post AG	1,560,697	71,543
Fresenius SE & Co. KGaA	663,713	55,564
Volkswagen AG Preference Shares	299,448	54,830
Bayerische Motoren Werke AG	527,686	54,120
Infineon Technologies AG	1,852,377	51,234
Deutsche Bank AG	3,040,995	49,840
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	219,556	49,291
Continental AG	176,508	44,921
E.ON SE	3,375,662	39,983
Henkel AG & Co. KGaA Preference Shares	282,400	39,654
Vonovia SE	789,504	34,876
Fresenius Medical Care AG & Co. KGaA	349,015	33,793
Linde AG	152,932	33,028
Linde AG-Tender Line	151,125	32,508
Deutsche Boerse AG	306,470	31,740
HeidelbergCement AG	245,453	25,117
Deutsche Wohnen SE	582,870	24,947
Henkel AG & Co. KGaA	194,329	24,510
* Commerzbank AG	1,710,434	23,704
Merck KGaA	212,188	22,767
2 Covestro AG	214,714	20,641
thyssenkrupp AG	764,742	20,515
* RWE AG	802,145	20,169

12

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Wirecard AG	188,301	18,708
	Porsche Automobil Holding SE Preference Shares	254,127	18,596
	Beiersdorf AG	164,629	18,519
	Symrise AG	200,370	15,614
	Brenntag AG	257,292	14,598
	MTU Aero Engines AG	85,740	14,509
	GEA Group AG	291,304	14,072
	ProSiebenSat.1 Media SE	378,736	13,341
	Deutsche Lufthansa AG	390,643	12,551
	Hannover Rueck SE	99,431	12,513
*	QIAGEN NV	368,001	12,485
	OSRAM Licht AG	158,996	12,174
	United Internet AG	191,660	12,155
	LANXESS AG	151,515	11,880
	LEG Immobilien AG	105,840	10,781
2	Innogy SE	211,218	9,823
	HUGO BOSS AG	107,489	9,614
	KION Group AG	116,278	9,317
	Volkswagen AG	48,174	8,996
	Evonik Industries AG	247,163	8,991
	Uniper SE	315,970	8,878
*,2	Zalando SE	172,531	8,685
	K&S AG	319,451	7,767
	Bayerische Motoren Werke AG Preference Shares	87,920	7,714
	Fuchs Petrolub SE Preference Shares	119,081	6,706
	MAN SE	57,387	6,355
^	HOCHTIEF AG	31,390	5,545
	Telefonica Deutschland Holding AG	1,077,970	5,499
	Fraport AG Frankfurt Airport Services Worldwide	57,700	5,483
	Sartorius AG Preference Shares	55,251	5,159
*	Metro Wholesale & Food Specialist AG	268,346	5,087
	Axel Springer SE	72,081	4,853
	RTL Group SA	61,904	4,600
	Hella KGaA Hueck & Co.	71,998	4,349
	TUI AG (Frankfurt Shares)	232,404	4,208
	Wacker Chemie AG	24,304	3,796
	METRO AG	285,947	3,732
	Rational AG	5,387	3,554
	Fielmann AG	39,863	3,503
	FUCHS PETROLUB SE	51,880	2,584
	Suedzucker AG	125,556	2,488
	Talanx AG	61,518	2,421
	Puma SE	4,139	1,870
	RWE AG Preference Shares	47,131	894
			2,392,511
Greece (0.1%)
*	Alpha Bank AE	2,352,803	4,691
	Hellenic Telecommunications Organization SA	394,597	4,689
	OPAP SA	346,169	3,879
*	National Bank of Greece SA	8,812,223	2,915
	JUMBO SA	166,873	2,682
*	Eurobank Ergasias SA	3,135,722	2,561
	Motor Oil Hellas Corinth Refineries SA	90,972	2,178
	Titan Cement Co. SA	65,443	1,582
	Piraeus Bank SA	474,349	1,365
*	FF Group	53,200	1,115
	Hellenic Petroleum SA	94,720	836
			28,493
Hong Kong (2.6%)
	AIA Group Ltd.	19,780,852	149,058
	Hong Kong Exchanges & Clearing Ltd.	2,010,271	56,015
	CK Hutchison Holdings Ltd.	4,391,810	55,784
	Sun Hung Kai Properties Ltd.	2,325,033	38,036
*	CK Asset Holdings Ltd.	4,412,574	36,315

13

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Link REIT	3,663,460	30,800
	Hang Seng Bank Ltd.	1,187,266	28,142
	BOC Hong Kong Holdings Ltd.	5,877,196	28,006
	CLP Holdings Ltd.	2,706,415	27,546
	Hong Kong & China Gas Co. Ltd.	13,370,559	25,346
	Galaxy Entertainment Group Ltd.	3,478,309	23,720
	Jardine Matheson Holdings Ltd.	341,692	21,889
	AAC Technologies Holdings Inc.	1,134,449	20,803
	Power Assets Holdings Ltd.	2,149,216	18,632
	Sands China Ltd.	3,941,808	18,596
	Wharf Holdings Ltd.	1,995,256	18,173
2	WH Group Ltd.	13,816,423	14,001
	Hongkong Land Holdings Ltd.	1,920,391	13,928
	New World Development Co. Ltd.	9,021,840	13,451
	MTR Corp. Ltd.	2,274,342	13,185
	Jardine Strategic Holdings Ltd.	296,847	12,451
	China Mengniu Dairy Co. Ltd.	4,455,849	12,348
	Techtronic Industries Co. Ltd.	2,071,888	12,162
	Henderson Land Development Co. Ltd.	1,765,640	11,522
	Swire Pacific Ltd. Class A	1,101,221	10,882
	Wheelock & Co. Ltd.	1,356,113	9,447
	Samsonite International SA	2,129,258	8,890
	Bank of East Asia Ltd.	1,992,515	8,743
	CK Infrastructure Holdings Ltd.	990,318	8,623
	Sino Land Co. Ltd.	4,998,374	8,615
	Hang Lung Properties Ltd.	3,379,742	7,761
	Want Want China Holdings Ltd.	9,250,382	7,574
*,^	Semiconductor Manufacturing International Corp.	4,427,417	6,794
	ASM Pacific Technology Ltd.	425,194	6,204
	Swire Properties Ltd.	1,784,368	6,030
	Minth Group Ltd.	1,115,490	6,026
	Wynn Macau Ltd.	2,313,084	5,938
	Hysan Development Co. Ltd.	1,109,530	5,361
	Hang Lung Group Ltd.	1,464,967	5,147
	Tingyi Cayman Islands Holding Corp.	3,010,119	4,747
	Li & Fung Ltd.	9,356,956	4,716
	NWS Holdings Ltd.	2,259,043	4,572
	Yue Yuen Industrial Holdings Ltd.	1,161,728	4,450
^	Kingston Financial Group Ltd.	5,743,258	4,434
	Kerry Properties Ltd.	951,165	4,281
^	Dairy Farm International Holdings Ltd.	484,200	3,960
	Hopewell Holdings Ltd.	1,015,568	3,900
	PCCW Ltd.	6,699,207	3,694
	VTech Holdings Ltd.	258,690	3,678
	Sun Art Retail Group Ltd.	3,557,960	3,596
^	Shangri-La Asia Ltd.	1,757,232	3,499
	Melco International Development Ltd.	1,266,504	3,471
*,2	China Resources Pharmaceutical Group Ltd.	2,579,000	3,142
	Xinyi Glass Holdings Ltd.	3,178,685	3,080
	Orient Overseas International Ltd.	306,838	2,955
	PRADA SPA	830,258	2,864
	First Pacific Co. Ltd.	3,620,253	2,758
^	MGM China Holdings Ltd.	1,175,164	2,651
	SJM Holdings Ltd.	3,014,280	2,591
	Nexteer Automotive Group Ltd.	1,317,000	2,579
	Great Eagle Holdings Ltd.	433,425	2,386
	United Co. RUSAL plc	3,406,920	2,199
*,^	Cathay Pacific Airways Ltd.	1,276,672	2,184
	Champion REIT	3,014,027	2,175
	Johnson Electric Holdings Ltd.	538,622	2,173
	Haitong International Securities Group Ltd.	3,625,736	2,056
*	Esprit Holdings Ltd.	3,036,390	1,837
	Chow Tai Fook Jewellery Group Ltd.	1,644,392	1,719
	Television Broadcasts Ltd.	440,409	1,666

14

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Uni-President China Holdings Ltd.	1,981,788	1,658
^	Xinyi Solar Holdings Ltd.	4,769,662	1,652
2	BOC Aviation Ltd.	304,000	1,635
*,^	HengTen Networks Group Ltd.	30,340,941	1,616
	Cafe de Coral Holdings Ltd.	505,108	1,554
	Dah Sing Financial Holdings Ltd.	226,984	1,525
	China Travel International Investment Hong Kong Ltd.	3,855,542	1,430
	FIH Mobile Ltd.	4,424,762	1,389
	L'Occitane International SA	722,775	1,373
	Shun Tak Holdings Ltd.	3,043,006	1,312
	Dah Sing Banking Group Ltd.	587,244	1,300
	Shui On Land Ltd.	5,233,385	1,296
	Shougang Fushan Resources Group Ltd.	5,855,352	1,262
	Towngas China Co. Ltd.	1,514,806	1,243
	Kerry Logistics Network Ltd.	810,924	1,118
^	Guotai Junan International Holdings Ltd.	3,382,228	1,081
*,^	China Minsheng Financial Holding Corp. Ltd.	19,667,907	1,072
*	Global Brands Group Holding Ltd.	9,037,150	1,054
	Lifestyle International Holdings Ltd.	687,563	943
	Hopewell Highway Infrastructure Ltd.	1,354,415	840
*,3	Brightoil Petroleum Holdings Ltd.	4,303,435	827
	Huabao International Holdings Ltd.	1,220,000	792
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,751,886	629
	Texwinca Holdings Ltd.	1,012,717	612
^	SA Sa International Holdings Ltd.	1,451,621	527
*,^	China Oceanwide Holdings Ltd.	6,291,799	524
*,^	Macau Legend Development Ltd.	2,022,006	324
*	I-CABLE Communications Ltd.	274,764	9
			936,554
Hungary (0.1%)
	OTP Bank plc	403,430	16,264
*	MOL Hungarian Oil & Gas plc	711,245	8,518
	Richter Gedeon Nyrt	236,679	5,887
	Magyar Telekom Telecommunications plc	617,544	1,072
			31,741
India (2.4%)
	Housing Development Finance Corp. Ltd.	2,594,939	68,436
2	Reliance Industries Ltd. GDR	1,800,473	51,683
	Infosys Ltd. ADR	2,802,300	41,614
	Tata Consultancy Services Ltd.	750,401	30,417
	Maruti Suzuki India Ltd.	198,305	25,157
	Reliance Industries Ltd.	1,685,910	24,511
	Axis Bank Ltd.	2,758,385	22,298
	Hindustan Unilever Ltd.	1,164,939	22,263
	ITC Ltd.	4,774,061	19,601
	Bharti Airtel Ltd.	2,116,247	16,258
	Sun Pharmaceutical Industries Ltd.	1,786,025	15,256
	Oil & Natural Gas Corp. Ltd.	5,083,363	15,020
	State Bank of India GDR	306,182	14,494
	Vedanta Ltd.	2,762,899	14,184
	Bharat Petroleum Corp. Ltd.	1,643,339	13,749
*	Yes Bank Ltd.	2,589,220	12,586
	HCL Technologies Ltd.	866,964	11,457
	Indian Oil Corp. Ltd.	1,775,458	11,400
*	Tata Motors Ltd.	1,635,480	10,830
	Eicher Motors Ltd.	21,703	10,810
	Mahindra & Mahindra Ltd.	510,187	10,599
	Larsen & Toubro Ltd.	560,019	10,577
	Indiabulls Housing Finance Ltd.	527,538	10,142
	Grasim Industries Ltd.	519,696	9,855
	Hero MotoCorp Ltd.	161,374	9,604
	UltraTech Cement Ltd.	137,903	9,380
	Coal India Ltd.	2,099,683	9,291
	NTPC Ltd.	3,241,037	9,076

15

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Adani Ports & Special Economic Zone Ltd.	1,346,652	8,956
Asian Paints Ltd.	480,735	8,779
Bharti Infratel Ltd.	1,254,861	8,579
JSW Steel Ltd.	1,989,756	7,950
Zee Entertainment Enterprises Ltd.	888,453	7,440
Bajaj Finance Ltd.	266,978	7,425
UPL Ltd.	585,492	7,235
Wipro Ltd. ADR	1,334,793	7,154
Hindustan Petroleum Corp. Ltd.	987,408	6,821
Hindalco Industries Ltd.	1,457,227	6,021
Lupin Ltd.	362,505	5,758
Godrej Consumer Products Ltd.	397,208	5,731
Piramal Enterprises Ltd.	134,495	5,709
Motherson Sumi Systems Ltd.	998,176	5,633
ICICI Bank Ltd. ADR	614,324	5,621
Bajaj Auto Ltd.	109,758	5,524
Tech Mahindra Ltd.	739,856	5,505
Ambuja Cements Ltd.	1,253,269	5,451
Cipla Ltd.	509,123	4,936
Aurobindo Pharma Ltd.	420,119	4,934
Titan Co. Ltd.	491,078	4,817
Bajaj Finserv Ltd.	62,006	4,801
Shriram Transport Finance Co. Ltd.	265,430	4,792
IndusInd Bank Ltd.	188,639	4,741
GAIL India Ltd.	641,515	4,610
Kotak Mahindra Bank Ltd.	283,457	4,488
* United Spirits Ltd.	93,885	4,427
Dabur India Ltd.	836,886	4,302
Tata Steel Ltd.	377,229	4,103
Nestle India Ltd.	36,645	4,094
Power Grid Corp. of India Ltd.	1,214,011	3,972
ICICI Bank Ltd.	837,659	3,927
Shree Cement Ltd.	13,241	3,873
Bosch Ltd.	11,588	3,763
Infosys Ltd.	261,737	3,727
Ashok Leyland Ltd.	1,809,946	3,668
LIC Housing Finance Ltd.	391,956	3,627
Marico Ltd.	715,905	3,487
Britannia Industries Ltd.	46,694	3,347
* Idea Cellular Ltd.	2,280,062	3,271
Bharat Forge Ltd.	289,294	3,123
Cadila Healthcare Ltd.	398,020	3,095
Havells India Ltd.	389,259	2,917
Mahindra & Mahindra Financial Services Ltd.	431,901	2,880
Wipro Ltd.	633,476	2,879
Container Corp. Of India	134,642	2,875
Rural Electrification Corp. Ltd.	1,057,341	2,830
Siemens Ltd.	138,570	2,725
Rajesh Exports Ltd.	220,644	2,667
Dr Reddy's Laboratories Ltd. ADR	72,580	2,640
Bharat Electronics Ltd.	906,917	2,587
2 ICICI Prudential Life Insurance Co. Ltd.	409,649	2,567
Pidilite Industries Ltd.	194,657	2,352
* Tata Motors Ltd. Class A	631,508	2,350
NMDC Ltd.	1,171,464	2,320
L&T Finance Holdings Ltd.	710,162	2,208
Dr Reddy's Laboratories Ltd.	59,038	2,202
Power Finance Corp. Ltd.	1,007,438	2,165
DLF Ltd.	684,137	2,129
Bharat Heavy Electricals Ltd.	1,396,632	2,115
Glenmark Pharmaceuticals Ltd.	218,958	2,088
* Punjab National Bank	672,619	2,050
Tata Power Co. Ltd.	1,534,832	2,014
Bajaj Holdings & Investment Ltd.	42,497	1,949

16

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Bank of Baroda	732,710	1,923
	ACC Ltd.	68,535	1,916
*	Steel Authority of India Ltd.	1,576,181	1,900
*,2	Avenue Supermarts Ltd.	106,841	1,883
	Hindustan Zinc Ltd.	370,888	1,807
	Reliance Capital Ltd.	199,961	1,785
	Oracle Financial Services Software Ltd.	33,005	1,784
	IDFC Bank Ltd.	2,017,783	1,766
	Sun TV Network Ltd.	132,910	1,758
	Oil India Ltd.	304,936	1,739
	ABB India Ltd.	80,863	1,731
	NHPC Ltd.	3,891,383	1,717
	Colgate-Palmolive India Ltd.	103,788	1,706
	Kansai Nerolac Paints Ltd.	215,220	1,706
	United Breweries Ltd.	107,411	1,705
	Divi's Laboratories Ltd.	122,702	1,673
	MRF Ltd.	1,584	1,626
	Berger Paints India Ltd.	388,750	1,599
	Reliance Infrastructure Ltd.	204,892	1,593
	Emami Ltd.	80,994	1,575
*	Jindal Steel & Power Ltd.	602,432	1,518
	Mphasis Ltd.	131,468	1,408
	Cummins India Ltd.	98,920	1,383
	GlaxoSmithKline Consumer Healthcare Ltd.	15,168	1,188
	Torrent Pharmaceuticals Ltd.	60,408	1,185
2	InterGlobe Aviation Ltd.	60,460	1,166
*	Bank of India	394,069	1,164
	Canara Bank	177,621	1,113
	Castrol India Ltd.	176,259	1,089
	Tata Communications Ltd.	98,559	1,042
	Exide Industries Ltd.	316,832	1,023
	Petronet LNG Ltd.	252,069	1,012
*	GMR Infrastructure Ltd.	3,325,819	987
	Godrej Industries Ltd.	104,817	960
	Adani Enterprises Ltd.	404,396	827
*	CG Power and Industrial Solutions Ltd.	637,546	817
*	IDBI Bank Ltd.	839,955	812
*	Adani Power Ltd.	1,471,782	745
	Mangalore Refinery & Petrochemicals Ltd.	335,742	738
	JSW Energy Ltd.	558,364	736
	Torrent Power Ltd.	171,510	718
	State Bank of India	146,278	691
*	Union Bank of India	188,519	514
*	Reliance Power Ltd.	785,614	495
	Great Eastern Shipping Co. Ltd.	75,528	455
	Wockhardt Ltd.	45,282	453
*	Reliance Communications Ltd.	1,594,992	421
	GlaxoSmithKline Pharmaceuticals Ltd.	9,019	360
*	Reliance Home Finance Ltd.	199,961	268
	IDFC Ltd.	266,882	260
*	Oriental Bank of Commerce	117,435	256
*	Corp Bank	315,585	221
	HDFC Bank Ltd. ADR	303	28
			864,219
Indonesia (0.5%)
	Bank Central Asia Tbk PT	15,957,599	24,582
	Telekomunikasi Indonesia Persero Tbk PT	78,081,624	23,297
	Bank Rakyat Indonesia Persero Tbk PT	17,500,463	20,134
	Astra International Tbk PT	33,190,688	19,578
	Bank Mandiri Persero Tbk PT	31,000,772	16,102
	Bank Negara Indonesia Persero Tbk PT	11,951,487	6,700
	Unilever Indonesia Tbk PT	1,830,130	6,693
	United Tractors Tbk PT	2,437,712	6,230
	Indofood Sukses Makmur Tbk PT	7,124,305	4,307

17

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Hanjaya Mandala Sampoerna Tbk PT	14,280,300	4,188
	Gudang Garam Tbk PT	734,186	3,789
	Semen Indonesia Persero Tbk PT	4,691,349	3,769
	Kalbe Farma Tbk PT	30,422,137	3,589
	Indocement Tunggal Prakarsa Tbk PT	2,137,798	3,537
	Charoen Pokphand Indonesia Tbk PT	11,472,264	2,792
	Adaro Energy Tbk PT	20,176,963	2,715
	Matahari Department Store Tbk PT	4,023,800	2,550
	Indofood CBP Sukses Makmur Tbk PT	3,592,984	2,332
	Perusahaan Gas Negara Persero Tbk	16,911,946	2,295
	Bank Danamon Indonesia Tbk PT	4,838,227	1,820
	Jasa Marga Persero Tbk PT	3,523,819	1,689
	Tower Bersama Infrastructure Tbk PT	3,108,665	1,562
	Bumi Serpong Damai Tbk PT	12,051,240	1,530
*	XL Axiata Tbk PT	5,776,850	1,440
	Surya Citra Media Tbk PT	8,827,379	1,400
	Tambang Batubara Bukit Asam Persero Tbk PT	1,257,931	1,065
	Media Nusantara Citra Tbk PT	7,886,166	907
	Astra Agro Lestari Tbk PT	576,325	619
*	Vale Indonesia Tbk PT	2,829,062	614
			171,825
Ireland (0.2%)
	Kerry Group plc Class A	240,486	24,218
	Bank of Ireland Group plc	1,518,691	11,899
	Kingspan Group plc	245,254	10,253
*	Allied Irish Banks plc	1,090,743	6,449
	Glanbia plc	323,112	6,250
*	Ryanair Holdings plc ADR	25,776	2,890
*	Ryanair Holdings plc	13,600	268
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			62,227
Israel (0.3%)
	Teva Pharmaceutical Industries Ltd.	1,475,872	20,354
	Bank Leumi Le-Israel BM	2,393,850	13,233
	Bank Hapoalim BM	1,698,067	12,023
	Nice Ltd.	102,846	8,560
	Elbit Systems Ltd.	38,256	5,678
*	Tower Semiconductor Ltd.	158,035	5,234
	Bezeq The Israeli Telecommunication Corp. Ltd.	3,451,374	5,157
*	Israel Discount Bank Ltd. Class A	1,879,253	4,992
	Frutarom Industries Ltd.	59,323	4,885
	Mizrahi Tefahot Bank Ltd.	208,547	3,765
	Israel Chemicals Ltd.	822,119	3,428
	Azrieli Group Ltd.	48,111	2,718
	Paz Oil Co. Ltd.	12,930	2,111
	Alony Hetz Properties & Investments Ltd.	157,706	1,631
	First International Bank Of Israel Ltd.	81,922	1,555
*	Airport City Ltd.	115,745	1,482
	Gazit-Globe Ltd.	148,123	1,410
	Strauss Group Ltd.	62,370	1,269
	Delek Group Ltd.	7,660	1,257
	Oil Refineries Ltd.	2,358,163	1,212
	Harel Insurance Investments & Financial Services Ltd.	171,098	1,170
	Melisron Ltd.	21,732	1,136
*	Israel Corp. Ltd.	5,795	1,082
	Amot Investments Ltd.	176,090	1,039
	Shikun & Binui Ltd.	335,390	793
	Shufersal Ltd.	108,854	692
	Migdal Insurance & Financial Holding Ltd.	513,467	597
*	Phoenix Holdings Ltd.	96,039	475
	Delek Automotive Systems Ltd.	52,819	397
	Teva Pharmaceutical Industries Ltd. ADR	22,977	317
			109,652

18

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
Italy (1.8%)
	Enel SPA	12,728,110	78,936
	Intesa Sanpaolo SPA (Registered)	21,061,493	70,808
*	UniCredit SPA	3,654,390	69,839
	Eni SPA	4,097,068	66,980
	Assicurazioni Generali SPA	2,148,024	39,094
*	Fiat Chrysler Automobiles NV	1,785,868	30,880
	Atlantia SPA	875,462	28,541
	Ferrari NV	206,259	24,697
	CNH Industrial NV	1,580,454	20,165
	Snam SPA	3,891,203	19,868
*	Telecom Italia SPA (Registered)	18,960,890	16,407
	Luxottica Group SPA	256,167	14,687
	Terna Rete Elettrica Nazionale SPA	2,362,355	14,250
	Prysmian SPA	353,978	12,180
	EXOR NV	176,460	11,312
	Leonardo SPA	641,553	11,075
	Mediobanca SPA	958,913	10,504
*	Banco BPM SPA	2,494,940	8,687
	Moncler SPA	272,287	7,730
	Unione di Banche Italiane SPA	1,584,008	7,434
	Recordati SPA	159,812	7,427
	Davide Campari-Milano SPA	899,994	7,206
	Tenaris SA	522,290	7,130
	Telecom Italia SPA (Bearer)	9,581,459	6,807
	FinecoBank Banca Fineco SPA	633,082	5,921
2	Poste Italiane SPA	757,821	5,537
	Intesa Sanpaolo SPA	1,563,988	4,929
	Italgas SPA	793,584	4,636
*,2	Pirelli & C SPA	569,259	4,476
	A2A SPA	2,523,579	4,334
	Saipem SPA	938,470	3,945
	Tenaris SA ADR	128,926	3,513
	UnipolSai Assicurazioni SPA	1,497,086	3,407
	Banca Mediolanum SPA	395,009	3,366
	Buzzi Unicem SPA	117,152	3,262
*,^	Mediaset SPA	565,663	2,077
^	Salvatore Ferragamo SPA	70,374	1,847
	Parmalat SPA	296,518	1,123
	Buzzi Unicem SPA	58,852	932
*	GEDI Gruppo Editoriale SPA	83,297	74
			646,023
Japan (17.5%)
	Toyota Motor Corp.	4,280,991	265,533
	Mitsubishi UFJ Financial Group Inc.	21,051,359	142,794
	SoftBank Group Corp.	1,393,568	123,501
	Honda Motor Co. Ltd.	2,917,379	91,422
	Sumitomo Mitsui Financial Group Inc.	2,186,530	87,598
	Sony Corp.	2,068,690	86,543
	Keyence Corp.	148,746	82,588
	KDDI Corp.	2,984,464	79,514
	Mizuho Financial Group Inc.	41,572,058	75,531
	FANUC Corp.	315,817	73,846
	Takeda Pharmaceutical Co. Ltd.	1,250,248	70,495
	Shin-Etsu Chemical Co. Ltd.	666,501	70,290
	Nintendo Co. Ltd.	176,753	68,573
	Japan Tobacco Inc.	1,957,767	64,802
	Canon Inc.	1,680,188	63,120
	Hitachi Ltd.	7,587,956	60,426
	East Japan Railway Co.	608,616	59,023
	Mitsubishi Electric Corp.	3,240,800	55,461
	Central Japan Railway Co.	295,149	53,613
	Nippon Telegraph & Telephone Corp.	1,095,885	52,983
	Panasonic Corp.	3,492,070	52,728

19

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
NTT DOCOMO Inc.	2,120,345	51,352
Nidec Corp.	384,455	51,126
Seven & i Holdings Co. Ltd.	1,263,419	50,921
Mitsubishi Corp.	2,106,963	49,341
Tokio Marine Holdings Inc.	1,143,141	49,278
Bridgestone Corp.	1,024,942	48,962
Komatsu Ltd.	1,496,811	48,909
Murata Manufacturing Co. Ltd.	309,665	48,668
Recruit Holdings Co. Ltd.	1,957,461	47,992
Daikin Industries Ltd.	433,771	47,936
Kao Corp.	790,479	47,773
Astellas Pharma Inc.	3,394,478	45,177
Tokyo Electron Ltd.	255,436	44,977
Denso Corp.	800,799	44,103
Mitsui & Co. Ltd.	2,754,433	41,136
ITOCHU Corp.	2,320,565	40,649
Daiwa House Industry Co. Ltd.	1,064,182	39,005
Suzuki Motor Corp.	672,175	36,817
ORIX Corp.	2,107,453	36,235
Mitsui Fudosan Co. Ltd.	1,552,346	36,233
SMC Corp.	93,038	35,593
Dai-ichi Life Holdings Inc.	1,860,411	35,530
Mitsubishi Estate Co. Ltd.	1,939,761	35,177
Subaru Corp.	1,004,738	34,713
Kubota Corp.	1,831,987	34,470
Kyocera Corp.	513,759	34,364
Hoya Corp.	615,826	33,458
Kirin Holdings Co. Ltd.	1,377,206	33,058
Nomura Holdings Inc.	5,508,523	31,524
Nippon Steel & Sumitomo Metal Corp.	1,280,994	30,712
Nissan Motor Co. Ltd.	3,156,439	30,698
Otsuka Holdings Co. Ltd.	688,316	28,754
Asahi Group Holdings Ltd.	624,286	28,504
MS&AD Insurance Group Holdings Inc.	818,512	27,807
Fast Retailing Co. Ltd.	82,685	27,664
JXTG Holdings Inc.	5,227,935	26,996
Sumitomo Corp.	1,845,345	26,691
Shiseido Co. Ltd.	635,755	26,223
FUJIFILM Holdings Corp.	633,505	25,915
Shionogi & Co. Ltd.	475,243	25,586
Japan Post Holdings Co. Ltd.	2,185,554	25,283
Toray Industries Inc.	2,490,552	25,208
Oriental Land Co. Ltd.	312,876	25,025
Asahi Kasei Corp.	2,057,329	24,914
Fujitsu Ltd.	3,192,072	24,874
Daiichi Sankyo Co. Ltd.	1,077,861	24,757
Eisai Co. Ltd.	439,202	24,445
Secom Co. Ltd.	320,206	24,381
Sumitomo Mitsui Trust Holdings Inc.	615,254	24,284
Sompo Holdings Inc.	598,867	24,072
Nitto Denko Corp.	251,354	23,373
Sumitomo Realty & Development Co. Ltd.	696,762	23,336
Mitsubishi Chemical Holdings Corp.	2,125,112	22,197
West Japan Railway Co.	300,171	21,167
Sumitomo Electric Industries Ltd.	1,239,496	21,103
Terumo Corp.	505,937	21,083
Daito Trust Construction Co. Ltd.	119,877	20,959
Resona Holdings Inc.	3,608,275	19,504
Taisei Corp.	346,257	19,185
Mitsubishi Heavy Industries Ltd.	468,129	18,316
JFE Holdings Inc.	850,593	18,280
Omron Corp.	324,725	18,196
*,^ Toshiba Corp.	6,251,216	18,073
MEIJI Holdings Co. Ltd.	221,044	18,070

20

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sekisui House Ltd.	961,361	17,976
Aeon Co. Ltd.	1,159,686	17,937
Nitori Holdings Co. Ltd.	122,743	17,838
Shimano Inc.	129,762	17,757
Sumitomo Chemical Co. Ltd.	2,478,905	17,421
Marubeni Corp.	2,587,103	17,347
Olympus Corp.	464,719	17,294
Tokyo Gas Co. Ltd.	689,766	17,207
Chugai Pharmaceutical Co. Ltd.	357,964	17,067
Ajinomoto Co. Inc.	839,280	16,883
Makita Corp.	400,424	16,781
Ono Pharmaceutical Co. Ltd.	728,724	16,702
Daiwa Securities Group Inc.	2,661,067	16,684
Kansai Electric Power Co. Inc.	1,197,553	16,399
Toyota Industries Corp.	264,760	16,296
Inpex Corp.	1,509,378	16,161
Sysmex Corp.	234,890	16,076
Japan Exchange Group Inc.	887,585	16,002
Kajima Corp.	1,521,848	15,784
Dentsu Inc.	362,495	15,505
T&D Holdings Inc.	991,338	15,466
Aisin Seiki Co. Ltd.	296,178	15,343
Sumitomo Metal Mining Co. Ltd.	382,985	15,109
TDK Corp.	195,854	15,049
Chubu Electric Power Co. Inc.	1,164,397	15,017
Hankyu Hanshin Holdings Inc.	375,688	14,647
Obayashi Corp.	1,112,815	14,570
Unicharm Corp.	633,957	14,426
Rakuten Inc.	1,312,039	14,040
Yakult Honsha Co. Ltd.	169,213	13,990
Yamaha Motor Co. Ltd.	461,086	13,838
Rohm Co. Ltd.	145,954	13,586
Mazda Motor Corp.	936,742	13,523
Toyota Tsusho Corp.	370,514	13,476
Yaskawa Electric Corp.	366,794	13,143
Isuzu Motors Ltd.	895,431	13,078
MINEBEA MITSUMI Inc.	699,627	12,826
Koito Manufacturing Co. Ltd.	190,928	12,803
Osaka Gas Co. Ltd.	653,554	12,659
Asahi Glass Co. Ltd.	318,172	12,469
MISUMI Group Inc.	453,267	12,418
Tokyu Corp.	815,422	12,335
Sekisui Chemical Co. Ltd.	603,089	12,173
NTT Data Corp.	1,034,190	12,045
Yamato Holdings Co. Ltd.	584,113	11,943
LIXIL Group Corp.	431,658	11,888
Dai Nippon Printing Co. Ltd.	495,651	11,881
TOTO Ltd.	241,826	11,843
Kuraray Co. Ltd.	585,910	11,539
Kintetsu Group Holdings Co. Ltd.	299,196	11,505
Ryohin Keikaku Co. Ltd.	38,004	11,211
Shimizu Corp.	945,096	11,124
NEC Corp.	404,285	11,093
Bandai Namco Holdings Inc.	322,134	11,039
Nikon Corp.	580,301	11,020
Seiko Epson Corp.	454,673	10,850
NSK Ltd.	748,876	10,783
* Tokyo Electric Power Co. Holdings Inc.	2,604,549	10,691
Yamaha Corp.	271,735	10,677
Ricoh Co. Ltd.	1,129,779	10,484
Concordia Financial Group Ltd.	1,976,975	10,470
Disco Corp.	44,868	10,397
Tohoku Electric Power Co. Inc.	791,231	10,380
Tosoh Corp.	474,666	10,244

21

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Trend Micro Inc.	188,019	10,082
	Odakyu Electric Railway Co. Ltd.	510,432	9,985
	M3 Inc.	334,028	9,963
*	Renesas Electronics Corp.	766,700	9,913
	Tobu Railway Co. Ltd.	336,832	9,882
	Kikkoman Corp.	284,748	9,773
	Suntory Beverage & Food Ltd.	210,668	9,693
^	Yahoo Japan Corp.	2,160,101	9,658
	Alps Electric Co. Ltd.	315,092	9,643
	Santen Pharmaceutical Co. Ltd.	604,702	9,609
	Brother Industries Ltd.	391,647	9,530
	Mitsui Chemicals Inc.	306,913	9,464
	NH Foods Ltd.	326,935	9,404
	Shimadzu Corp.	451,202	9,381
	Stanley Electric Co. Ltd.	248,576	9,176
	Toppan Printing Co. Ltd.	889,213	9,047
	Nippon Paint Holdings Co. Ltd.	254,669	8,984
	Kyushu Electric Power Co. Inc.	784,996	8,954
	Shizuoka Bank Ltd.	904,684	8,804
	Nissan Chemical Industries Ltd.	235,855	8,797
	NGK Insulators Ltd.	443,077	8,774
*	Nexon Co. Ltd.	325,913	8,767
	Kawasaki Heavy Industries Ltd.	247,999	8,652
	Oji Holdings Corp.	1,463,903	8,580
	Kyushu Railway Co.	266,708	8,524
	Keio Corp.	195,220	8,517
	Chiba Bank Ltd.	1,107,453	8,489
	Hirose Electric Co. Ltd.	56,092	8,438
	Sumco Corp.	380,166	8,374
	Hoshizaki Corp.	88,413	8,367
	Don Quijote Holdings Co. Ltd.	198,272	8,317
	Keikyu Corp.	401,674	8,309
	Japan Post Bank Co. Ltd.	654,425	8,288
	Mitsubishi Tanabe Pharma Corp.	372,633	8,201
	Taiheiyo Cement Corp.	203,106	8,118
	Kansai Paint Co. Ltd.	313,326	8,053
	Mitsubishi Motors Corp.	1,003,933	8,039
	Sumitomo Heavy Industries Ltd.	190,690	8,012
	Mitsubishi Materials Corp.	210,104	7,989
	Aozora Bank Ltd.	202,022	7,908
	Lion Corp.	408,789	7,866
	Start Today Co. Ltd.	285,537	7,821
	Kyowa Hakko Kirin Co. Ltd.	423,552	7,818
	Nisshin Seifun Group Inc.	444,624	7,814
	Nippon Express Co. Ltd.	122,067	7,745
	IHI Corp.	214,987	7,744
	FamilyMart UNY Holdings Co. Ltd.	135,158	7,682
	Konami Holdings Corp.	157,031	7,648
*,^	Sharp Corp.	237,369	7,551
	ANA Holdings Inc.	195,993	7,533
	USS Co. Ltd.	368,496	7,449
	NGK Spark Plug Co. Ltd.	325,337	7,425
	Fuji Electric Co. Ltd.	1,015,573	7,358
	Nabtesco Corp.	184,691	7,337
	Daifuku Co. Ltd.	150,449	7,336
	Yokogawa Electric Corp.	384,448	7,303
	Nissin Foods Holdings Co. Ltd.	115,695	7,285
	Mitsubishi Gas Chemical Co. Inc.	295,409	7,227
	Hamamatsu Photonics KK	222,397	7,201
	Nomura Research Institute Ltd.	169,700	7,194
	Electric Power Development Co. Ltd.	281,234	7,087
	Mebuki Financial Group Inc.	1,697,300	7,081
	Tsuruha Holdings Inc.	57,063	7,075
	Keisei Electric Railway Co. Ltd.	233,882	7,065

22

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Obic Co. Ltd.	105,611	6,991
Idemitsu Kosan Co. Ltd.	235,603	6,887
Amada Holdings Co. Ltd.	551,357	6,851
Nagoya Railroad Co. Ltd.	304,800	6,848
Showa Denko KK	203,475	6,818
Persol Holdings Co. Ltd.	272,580	6,759
Hisamitsu Pharmaceutical Co. Inc.	121,488	6,689
Suruga Bank Ltd.	293,490	6,682
Yamada Denki Co. Ltd.	1,250,563	6,652
Konica Minolta Inc.	752,425	6,601
THK Co. Ltd.	180,924	6,599
Coca-Cola Bottlers Japan Inc.	186,962	6,542
Japan Airlines Co. Ltd.	190,738	6,528
Seibu Holdings Inc.	364,531	6,517
Isetan Mitsukoshi Holdings Ltd.	597,757	6,516
Haseko Corp.	444,492	6,455
Advantest Corp.	280,066	6,398
Teijin Ltd.	302,010	6,392
JTEKT Corp.	383,902	6,361
Sojitz Corp.	2,102,660	6,346
J Front Retailing Co. Ltd.	420,037	6,234
Fukuoka Financial Group Inc.	1,179,494	6,088
Pigeon Corp.	171,398	6,083
JGC Corp.	360,993	6,055
Taisho Pharmaceutical Holdings Co. Ltd.	79,154	6,028
Bank of Kyoto Ltd.	114,686	6,023
Toho Co. Ltd.	181,486	6,013
Toyo Suisan Kaisha Ltd.	155,211	5,971
Furukawa Electric Co. Ltd.	97,526	5,937
* Nippon Yusen KK	279,112	5,903
Daicel Corp.	471,485	5,887
Hulic Co. Ltd.	564,447	5,823
Nippon Shinyaku Co. Ltd.	81,434	5,771
JSR Corp.	297,161	5,760
Mitsui OSK Lines Ltd.	187,722	5,748
Hitachi Construction Machinery Co. Ltd.	167,532	5,747
Sumitomo Rubber Industries Ltd.	302,585	5,745
Credit Saison Co. Ltd.	284,653	5,732
Ebara Corp.	158,926	5,719
Kose Corp.	46,495	5,654
Kobayashi Pharmaceutical Co. Ltd.	97,300	5,626
Hino Motors Ltd.	433,485	5,579
Kurita Water Industries Ltd.	174,635	5,549
Otsuka Corp.	81,235	5,538
Alfresa Holdings Corp.	286,966	5,483
Ulvac Inc.	77,100	5,462
Nippon Electric Glass Co. Ltd.	133,485	5,450
Tokyu Fudosan Holdings Corp.	828,482	5,432
Hakuhodo DY Holdings Inc.	382,543	5,292
Ube Industries Ltd.	170,498	5,238
Keihan Holdings Co. Ltd.	168,813	5,158
Marui Group Co. Ltd.	336,858	5,156
Rinnai Corp.	59,822	5,126
Sohgo Security Services Co. Ltd.	106,289	5,121
Chugoku Electric Power Co. Inc.	456,979	5,095
Casio Computer Co. Ltd.	343,802	5,073
Square Enix Holdings Co. Ltd.	124,553	5,023
SCREEN Holdings Co. Ltd.	63,571	4,983
SBI Holdings Inc.	315,491	4,979
Lawson Inc.	75,935	4,958
DIC Corp.	129,477	4,806
Denka Co. Ltd.	143,159	4,783
CyberAgent Inc.	154,240	4,777
Nihon M&A Center Inc.	99,686	4,772

23

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Air Water Inc.	246,218	4,725
	MediPal Holdings Corp.	254,007	4,717
	Hikari Tsushin Inc.	36,223	4,689
	Tokyo Tatemono Co. Ltd.	332,316	4,662
	Ezaki Glico Co. Ltd.	83,623	4,638
	Suzuken Co. Ltd.	127,857	4,609
	Sony Financial Holdings Inc.	276,588	4,595
	Mitsui Mining & Smelting Co. Ltd.	88,100	4,584
^	Asahi Intecc Co. Ltd.	79,321	4,577
	Matsumotokiyoshi Holdings Co. Ltd.	63,374	4,557
	Azbil Corp.	104,324	4,556
	Nankai Electric Railway Co. Ltd.	176,143	4,554
	Sundrug Co. Ltd.	104,396	4,543
	Toyo Seikan Group Holdings Ltd.	256,765	4,542
	Sega Sammy Holdings Inc.	320,063	4,506
	Hitachi Chemical Co. Ltd.	157,649	4,495
	NOK Corp.	182,433	4,481
	Kewpie Corp.	178,469	4,452
	Nichirei Corp.	172,726	4,446
	Yamaguchi Financial Group Inc.	366,300	4,437
	Oracle Corp. Japan	52,408	4,435
	Nifco Inc.	67,629	4,415
	Shinsei Bank Ltd.	261,024	4,405
	Gunma Bank Ltd.	682,051	4,391
	Takashimaya Co. Ltd.	476,825	4,387
	Asics Corp.	285,735	4,368
	Mabuchi Motor Co. Ltd.	81,908	4,298
	Iida Group Holdings Co. Ltd.	224,007	4,297
	COMSYS Holdings Corp.	168,972	4,279
	Nomura Real Estate Holdings Inc.	193,212	4,253
	Kagome Co. Ltd.	126,528	4,214
^	Relo Group Inc.	167,780	4,154
	Nippon Kayaku Co. Ltd.	260,477	4,136
	Hitachi High-Technologies Corp.	98,656	4,129
	DeNA Co. Ltd.	174,307	4,099
	Calbee Inc.	121,152	4,089
	TIS Inc.	131,206	4,083
	Hachijuni Bank Ltd.	649,958	4,070
	Hitachi Metals Ltd.	312,919	4,054
	Hiroshima Bank Ltd.	475,521	4,026
	Sanwa Holdings Corp.	320,107	4,014
	Chugoku Bank Ltd.	279,763	4,010
	Toho Gas Co. Ltd.	143,112	4,001
*,^	Kobe Steel Ltd.	471,718	3,983
	Kyushu Financial Group Inc.	625,830	3,978
*,^	PeptiDream Inc.	125,160	3,972
	Tsumura & Co.	106,391	3,954
	Shimamura Co. Ltd.	35,275	3,930
	AEON Financial Service Co. Ltd.	182,973	3,930
	Seven Bank Ltd.	1,060,539	3,922
	Miraca Holdings Inc.	84,016	3,909
	Kamigumi Co. Ltd.	162,784	3,897
	Nippon Shokubai Co. Ltd.	51,326	3,872
	Fujikura Ltd.	443,196	3,868
	Benesse Holdings Inc.	113,641	3,852
	Pola Orbis Holdings Inc.	120,412	3,838
^	Park24 Co. Ltd.	165,556	3,827
	Kaneka Corp.	456,677	3,771
	Sumitomo Dainippon Pharma Co. Ltd.	262,589	3,748
	Morinaga & Co. Ltd.	65,800	3,738
	Iyo Bank Ltd.	432,341	3,732
	Miura Co. Ltd.	158,618	3,731
	Yokohama Rubber Co. Ltd.	165,736	3,726
	Yamazaki Baking Co. Ltd.	205,544	3,700

24

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Toyo Tire & Rubber Co. Ltd.	162,887	3,686
	Mitsubishi UFJ Lease & Finance Co. Ltd.	693,491	3,659
	Rohto Pharmaceutical Co. Ltd.	156,692	3,617
	Horiba Ltd.	60,637	3,613
	Showa Shell Sekiyu KK	303,999	3,586
	Sumitomo Forestry Co. Ltd.	212,157	3,573
	Daido Steel Co. Ltd.	55,550	3,520
	Kinden Corp.	206,998	3,496
	House Foods Group Inc.	117,607	3,494
	Seino Holdings Co. Ltd.	235,102	3,430
*,^	Kawasaki Kisen Kaisha Ltd.	131,081	3,423
	Nagase & Co. Ltd.	198,769	3,376
	Aeon Mall Co. Ltd.	188,043	3,363
^	Topcon Corp.	158,946	3,361
	Sankyu Inc.	80,600	3,332
	NTN Corp.	685,141	3,328
	Hokuhoku Financial Group Inc.	201,330	3,319
	NOF Corp.	114,500	3,309
	Tokyo Century Corp.	75,283	3,284
	Zenkoku Hosho Co. Ltd.	79,754	3,277
	Nishi-Nippon Railroad Co. Ltd.	122,212	3,267
	DMG Mori Co. Ltd.	161,734	3,261
	Glory Ltd.	87,118	3,258
	Shikoku Electric Power Co. Inc.	248,653	3,254
	Izumi Co. Ltd.	62,682	3,251
	Sotetsu Holdings Inc.	125,292	3,233
	Sapporo Holdings Ltd.	101,131	3,205
	Ito En Ltd.	90,220	3,159
	Zeon Corp.	232,960	3,102
	Daiichikosho Co. Ltd.	65,496	3,086
	Welcia Holdings Co. Ltd.	80,714	3,063
	Citizen Watch Co. Ltd.	413,826	3,042
	Dowa Holdings Co. Ltd.	72,251	3,042
	Toda Corp.	373,208	3,041
	Maruichi Steel Tube Ltd.	99,508	3,040
	Aica Kogyo Co. Ltd.	86,500	3,025
	Bic Camera Inc.	244,452	3,011
^	Nippon Paper Industries Co. Ltd.	151,244	3,009
	GS Yuasa Corp.	595,913	2,996
	Itochu Techno-Solutions Corp.	76,442	2,978
	Taiyo Yuden Co. Ltd.	169,963	2,967
	Leopalace21 Corp.	392,238	2,929
	Nishi-Nippon Financial Holdings Inc.	250,076	2,918
	Sugi Holdings Co. Ltd.	57,416	2,914
	Sawai Pharmaceutical Co. Ltd.	51,328	2,911
^	Kakaku.com Inc.	211,137	2,899
	OKUMA Corp.	46,972	2,887
	K's Holdings Corp.	125,611	2,883
	77 Bank Ltd.	113,305	2,880
	Cosmos Pharmaceutical Corp.	13,821	2,878
	TS Tech Co. Ltd.	80,338	2,877
	Kaken Pharmaceutical Co. Ltd.	56,565	2,867
	Ibiden Co. Ltd.	170,572	2,856
	Skylark Co. Ltd.	190,786	2,854
	Mitsubishi Logistics Corp.	109,593	2,839
	NHK Spring Co. Ltd.	247,348	2,831
	SCSK Corp.	65,491	2,824
	Aoyama Trading Co. Ltd.	75,600	2,801
	Wacoal Holdings Corp.	97,724	2,793
	Taiyo Nippon Sanso Corp.	231,574	2,781
	Toyoda Gosei Co. Ltd.	113,657	2,779
	Nipro Corp.	189,602	2,764
^	Tadano Ltd.	180,824	2,756
	Takara Holdings Inc.	280,262	2,742

25

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sumitomo Osaka Cement Co. Ltd.	594,206	2,721
	Maeda Corp.	217,000	2,721
^	Kyudenko Corp.	61,361	2,709
	Zensho Holdings Co. Ltd.	146,088	2,708
	Sankyo Co. Ltd.	82,582	2,666
	Nihon Kohden Corp.	118,550	2,639
	Toyobo Co. Ltd.	135,624	2,612
	Japan Airport Terminal Co. Ltd.	73,337	2,607
	Japan Steel Works Ltd.	102,350	2,594
	Ushio Inc.	185,580	2,576
^	MonotaRO Co. Ltd.	92,682	2,552
	H2O Retailing Corp.	137,102	2,536
	Daishi Bank Ltd.	51,619	2,528
*	Acom Co. Ltd.	600,772	2,498
	Cosmo Energy Holdings Co. Ltd.	105,343	2,420
	Nisshinbo Holdings Inc.	201,366	2,418
	Jafco Co. Ltd.	48,863	2,415
^	OSG Corp.	111,326	2,410
	Shiga Bank Ltd.	407,951	2,342
^	Hokuriku Electric Power Co.	261,340	2,309
	Tokai Tokyo Financial Holdings Inc.	352,228	2,306
*	LINE Corp.	55,069	2,281
	Shochiku Co. Ltd.	15,134	2,253
	San-In Godo Bank Ltd.	242,315	2,228
	Hitachi Kokusai Electric Inc.	79,800	2,211
	Rengo Co. Ltd.	333,888	2,187
	Ain Holdings Inc.	31,598	2,162
	Japan Post Insurance Co. Ltd.	98,762	2,140
	Ariake Japan Co. Ltd.	27,885	2,131
	Lintec Corp.	75,899	2,109
	Hokkaido Electric Power Co. Inc.	267,126	2,105
	Resorttrust Inc.	106,026	2,088
	Awa Bank Ltd.	306,274	2,078
	Pilot Corp.	41,070	2,077
	ABC-Mart Inc.	41,086	2,073
	Itoham Yonekyu Holdings Inc.	216,790	2,068
	PALTAC Corp.	52,000	2,065
	Shimachu Co. Ltd.	72,591	2,044
	Fuji Oil Holdings Inc.	73,000	1,968
^	FP Corp.	37,123	1,951
	Maeda Road Construction Co. Ltd.	90,197	1,942
^	GMO Payment Gateway Inc.	26,403	1,932
	Juroku Bank Ltd.	56,771	1,918
	Megmilk Snow Brand Co. Ltd.	67,169	1,880
	Toyota Boshoku Corp.	93,325	1,879
	Keiyo Bank Ltd.	381,084	1,868
	Canon Marketing Japan Inc.	71,156	1,790
	HIS Co. Ltd.	52,988	1,774
	Fukuyama Transporting Co. Ltd.	54,416	1,766
	Capcom Co. Ltd.	68,523	1,743
	NTT Urban Development Corp.	166,837	1,727
	Hitachi Transport System Ltd.	68,698	1,700
	Autobacs Seven Co. Ltd.	98,295	1,690
	Senshu Ikeda Holdings Inc.	433,148	1,672
	Fujitsu General Ltd.	87,230	1,668
	Tokai Rika Co. Ltd.	77,879	1,639
	Nippo Corp.	78,459	1,638
	Kandenko Co. Ltd.	164,828	1,621
*,^	Aiful Corp.	458,879	1,601
	Hitachi Capital Corp.	64,599	1,579
^	GungHo Online Entertainment Inc.	578,957	1,558
^	Sanrio Co. Ltd.	93,650	1,551
	Mochida Pharmaceutical Co. Ltd.	21,022	1,539
	Nippon Television Holdings Inc.	85,100	1,536

26

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	North Pacific Bank Ltd.	455,868	1,534
	Mitsui Engineering & Shipbuilding Co. Ltd.	116,537	1,525
	KYORIN Holdings Inc.	73,770	1,515
	Heiwa Corp.	82,115	1,514
	Yamato Kogyo Co. Ltd.	55,399	1,482
	Koei Tecmo Holdings Co. Ltd.	72,317	1,436
^	Chiyoda Corp.	235,803	1,396
^	Orient Corp.	848,287	1,375
	Kissei Pharmaceutical Co. Ltd.	49,028	1,348
	Exedy Corp.	44,916	1,347
	Kusuri no Aoki Holdings Co. Ltd.	24,112	1,338
	Matsui Securities Co. Ltd.	157,760	1,327
	Komeri Co. Ltd.	42,821	1,283
	Fuji Media Holdings Inc.	80,000	1,234
	Japan Aviation Electronics Industry Ltd.	66,747	1,221
*,^	Japan Display Inc.	542,800	1,171
	NS Solutions Corp.	46,521	1,131
^	Ichigo Inc.	308,016	1,095
	Tokyo Broadcasting System Holdings Inc.	53,479	1,089
	Nisshin Steel Co. Ltd.	74,886	1,088
	Nissan Shatai Co. Ltd.	101,647	1,088
	Gree Inc.	144,357	980
	Japan Petroleum Exploration Co. Ltd.	47,358	977
	Adastria Co. Ltd.	43,063	939
^	ASKUL Corp.	32,969	888
	SKY Perfect JSAT Holdings Inc.	188,572	874
	Daikyo Inc.	45,194	870
	COLOPL Inc.	76,046	844
	TV Asahi Holdings Corp.	31,741	639
	Toppan Forms Co. Ltd.	61,373	635
	Mitsubishi Shokuhin Co. Ltd.	21,308	632
	OBIC Business Consultants Co. Ltd.	9,842	486
*,^	Aplus Financial Co. Ltd.	99,286	98
			6,266,384
Malaysia (0.6%)
	Public Bank Bhd. (Local)	5,049,200	24,401
	Tenaga Nasional Bhd.	6,663,100	23,608
	Malayan Banking Bhd.	9,202,900	20,108
	CIMB Group Holdings Bhd.	10,488,050	15,211
	Sime Darby Bhd.	5,861,205	12,738
	Axiata Group Bhd.	7,324,524	9,327
	Genting Bhd.	3,814,900	8,155
	Petronas Chemicals Group Bhd.	4,656,968	8,107
	DiGi.Com Bhd.	6,226,866	7,354
	IHH Healthcare Bhd.	4,502,300	6,000
	Maxis Bhd.	4,207,000	5,912
	IOI Corp. Bhd.	5,589,365	5,890
	Genting Malaysia Bhd.	4,624,100	5,496
	Petronas Gas Bhd.	1,250,350	5,328
	Kuala Lumpur Kepong Bhd.	770,900	4,481
	Gamuda Bhd.	3,430,200	4,254
	Hong Leong Bank Bhd.	1,013,100	3,814
	IJM Corp. Bhd.	5,029,040	3,790
	MISC Bhd.	2,255,523	3,700
	PPB Group Bhd.	919,000	3,644
	AMMB Holdings Bhd.	3,097,800	3,133
	Malaysia Airports Holdings Bhd.	1,436,900	2,809
	Telekom Malaysia Bhd.	1,824,500	2,738
	Petronas Dagangan Bhd.	461,900	2,614
	Sapura Energy Bhd.	6,892,196	2,608
	YTL Corp. Bhd.	8,007,666	2,402
	HAP Seng Consolidated Bhd.	1,012,100	2,219
2	Astro Malaysia Holdings Bhd.	3,159,468	2,097
	RHB Bank Bhd. (Common Shares)	1,717,658	2,061

27

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	British American Tobacco Malaysia Bhd.	216,900	2,009
	AirAsia Bhd.	2,356,300	1,859
	IOI Properties Group Bhd.	3,209,700	1,510
	Westports Holdings Bhd.	1,669,896	1,465
	Alliance Financial Group Bhd.	1,652,400	1,440
	YTL Power International Bhd.	4,578,011	1,406
	Hong Leong Financial Group Bhd.	349,635	1,380
	KLCCP Stapled Group	715,100	1,352
*	UMW Holdings Bhd.	1,044,700	1,293
	Felda Global Ventures Holdings Bhd.	2,796,300	1,261
*	Bumi Armada Bhd.	5,095,100	880
	Berjaya Sports Toto Bhd.	1,299,577	740
*	UEM Sunrise Bhd.	2,417,100	634
	MMC Corp. Bhd.	1,314,100	618
*,3	RHB Bank Bhd.	1,187,500	14
			221,860
Malta (0.0%)
3	BGP Holdings PLC	3,738,510	—

Mexico (0.8%)
	America Movil SAB de CV	48,259,983	41,635
	Fomento Economico Mexicano SAB de CV	3,447,412	30,096
	Grupo Financiero Banorte SAB de CV	3,735,393	22,169
	Wal-Mart de Mexico SAB de CV	8,465,161	18,916
	Grupo Televisa SAB	4,094,242	17,924
	Grupo Mexico SAB de CV Class B	5,492,336	17,859
*	Cemex SAB de CV ADR	1,395,765	11,320
	Grupo Bimbo SAB de CV Class A	3,946,820	9,124
*	Cemex SAB de CV	11,043,482	8,975
	Fibra Uno Administracion SA de CV	5,025,498	7,909
	Grupo Financiero Inbursa SAB de CV	3,673,636	6,314
	Grupo Aeroportuario del Pacifico SAB de CV Class B	659,463	6,255
	Grupo Aeroportuario del Sureste SAB de CV Class B	339,747	6,059
	Coca-Cola Femsa SAB de CV	823,246	5,561
	Alfa SAB de CV Class A	4,933,135	5,154
	Infraestructura Energetica Nova SAB de CV	955,160	4,877
	Industrias Penoles SAB de CV	200,605	4,664
	Grupo Financiero Santander Mexico SAB de CV Class B	2,743,313	4,620
	Gruma SAB de CV Class B	328,320	4,301
	Grupo Elektra SAB DE CV	106,490	4,271
	Mexichem SAB de CV	1,586,398	4,084
	Arca Continental SAB de CV	571,073	3,634
	Promotora y Operadora de Infraestructura SAB de CV	327,625	3,111
	Alsea SAB de CV	828,410	2,511
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	488,376	2,464
	Kimberly-Clark de Mexico SAB de CV Class A	1,355,551	2,334
	El Puerto de Liverpool SAB de CV	312,397	2,128
	Banregio Grupo Financiero SAB de CV	368,600	1,961
	Megacable Holdings SAB de CV	485,329	1,920
	Grupo Carso SAB de CV	554,980	1,800
	Gentera SAB de CV	1,764,162	1,787
*	Telesites SAB de CV	2,036,017	1,504
	Grupo Lala SAB de CV	885,023	1,367
	Industrias Bachoco SAB de CV Class B	255,391	1,254
*	Becle SAB de CV	683,200	1,094
	Grupo Comercial Chedraui SA de CV	476,055	925
*	Grupo Aeromexico SAB de CV	553,104	877
*	Industrias CH SAB de CV Class B	215,745	858
*	Organizacion Soriana SAB de CV Class B	404,787	853
	OHL Mexico SAB de CV	436,700	773
2	Nemak SAB de CV	857,099	644
	Concentradora Fibra Danhos SA de CV	334,073	566
	Alpek SAB de CV	536,867	561
	Promotora y Operadora de Infraestructura SAB de CV Class L	73,691	551

28

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Grupo Simec SAB de CV Class B	116,200	381
*	Minera Frisco SAB de CV	504,458	297
			278,242
Netherlands (2.4%)
^	Unilever NV	2,502,065	145,346
	ING Groep NV	6,362,970	117,586
	ASML Holding NV	513,642	92,677
	Koninklijke Philips NV	1,534,462	62,535
	Unibail-Rodamco SE	162,572	40,693
	Koninklijke Ahold Delhaize NV	2,087,534	39,278
	Heineken NV	384,453	37,459
	Akzo Nobel NV	412,842	37,272
	RELX NV	1,463,739	33,047
	ArcelorMittal	986,474	28,249
	Koninklijke DSM NV	288,429	24,608
	Wolters Kluwer NV	474,625	23,263
	NN Group NV	553,811	23,193
2	ABN AMRO Group NV	677,672	20,930
*	Altice NV Class A	1,040,753	19,627
	Koninklijke KPN NV	5,097,844	17,541
	Aegon NV	2,869,017	16,938
	Heineken Holding NV	173,748	16,128
	Randstad Holding NV	184,267	11,337
	ASR Nederland NV	232,630	9,537
	Gemalto NV	136,511	5,403
2	Philips Lighting NV	131,667	4,990
	Boskalis Westminster	131,314	4,694
	Koninklijke Vopak NV	107,141	4,637
*,^	OCI NV	156,713	3,718
*	Altice NV Class B	140,023	2,640
2	GrandVision NV	78,223	1,952
			845,278
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	950,420	8,621
	Spark New Zealand Ltd.	3,102,800	7,818
	Auckland International Airport Ltd.	1,546,181	6,590
	Fletcher Building Ltd.	1,156,222	5,832
	Contact Energy Ltd.	1,128,427	4,441
	Ryman Healthcare Ltd.	662,660	4,219
	Meridian Energy Ltd.	1,949,975	3,804
*	Xero Ltd.	143,689	3,384
	SKYCITY Entertainment Group Ltd.	1,063,384	2,831
	Mercury NZ Ltd.	1,075,954	2,422
	Kiwi Property Group Ltd.	2,229,658	2,022
	Air New Zealand Ltd.	790,754	1,787
	SKY Network Television Ltd.	629,205	1,077
			54,848
Norway (0.4%)
	DNB ASA	1,759,555	33,958
^	Statoil ASA	1,570,235	31,903
^	Telenor ASA	1,112,747	23,628
	Norsk Hydro ASA	2,193,916	16,977
	Yara International ASA	285,933	13,580
	Marine Harvest ASA	666,200	13,011
	Orkla ASA	1,272,996	12,469
	Gjensidige Forsikring ASA	258,980	4,874
	Aker BP ASA	163,975	3,777
	Schibsted ASA Class A	143,023	3,687
	Schibsted ASA Class B	135,279	3,175
			161,039
Other (0.3%)[4]
5	Vanguard FTSE Emerging Markets ETF	2,014,441	89,905

29

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Banco Santander Rights Temp Line	181,047	1,228
			91,133
Pakistan (0.0%)
	Habib Bank Ltd.	1,088,406	1,658
	Oil & Gas Development Co. Ltd.	1,027,200	1,403
	Pakistan Petroleum Ltd.	806,300	1,376
	Fauji Fertilizer Co. Ltd.	1,134,600	862
	National Bank of Pakistan	842,000	353
			5,652
Peru (0.1%)
	Credicorp Ltd. (Lima Shares)	64,722	13,580
	Credicorp Ltd.	45,244	9,476
	Cia de Minas Buenaventura SAA ADR	325,064	4,483
			27,539
Philippines (0.3%)
	SM Investments Corp.	794,999	14,723
	SM Prime Holdings Inc.	14,987,137	10,752
	Ayala Land Inc.	11,190,957	9,373
	BDO Unibank Inc.	3,266,580	8,705
	Ayala Corp.	404,778	8,077
	JG Summit Holdings Inc.	5,030,179	7,501
	PLDT Inc.	195,312	6,477
	Aboitiz Equity Ventures Inc.	3,824,464	5,556
	Bank of the Philippine Islands	2,645,922	5,028
	Universal Robina Corp.	1,426,859	3,949
	International Container Terminal Services Inc.	1,763,024	3,611
	Metropolitan Bank & Trust Co.	2,018,755	3,388
	GT Capital Holdings Inc.	143,851	3,291
	Jollibee Foods Corp.	632,955	3,056
	Metro Pacific Investments Corp.	22,428,000	2,956
	Manila Electric Co.	413,941	2,340
*	Alliance Global Group Inc.	6,648,199	2,062
	Aboitiz Power Corp.	2,422,232	1,994
	Megaworld Corp.	18,828,706	1,944
	DMCI Holdings Inc.	6,183,396	1,837
	Globe Telecom Inc.	45,284	1,792
	Semirara Mining & Power Corp. Class A	1,838,484	1,513
	LT Group Inc.	4,201,641	1,464
*	Bloomberry Resorts Corp.	5,355,550	981
	Petron Corp.	3,882,873	733
	Energy Development Corp.	2,200,827	246
			113,349
Poland (0.3%)
	Polski Koncern Naftowy ORLEN SA	511,546	18,093
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,413,982	15,049
	Powszechny Zaklad Ubezpieczen SA	930,870	12,014
	Bank Pekao SA	264,501	8,643
	KGHM Polska Miedz SA	231,853	7,837
	LPP SA	2,468	5,813
	Polskie Gornictwo Naftowe i Gazownictwo SA	2,746,357	5,047
	Bank Zachodni WBK SA	45,661	4,581
*	PGE Polska Grupa Energetyczna SA	1,183,015	4,242
	CD Projekt SA	100,812	3,339
*	Alior Bank SA	144,736	2,875
	Grupa Lotos SA	149,235	2,706
*	mBank SA	20,240	2,559
	CCC SA	33,536	2,515
*	Jastrzebska Spolka Weglowa SA	81,822	2,200
*	Bank Millennium SA	959,391	2,103
	KRUK SA	26,754	2,050
*,2	PLAY Communications SA	168,682	1,705
	Cyfrowy Polsat SA	244,704	1,704
*	Orange Polska SA	1,033,511	1,593

30

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Tauron Polska Energia SA	1,612,987	1,560
Asseco Poland SA	117,906	1,546
Grupa Azoty SA	70,929	1,422
Enea SA	345,207	1,321
Eurocash SA	120,654	1,220
Kernel Holding SA	82,700	1,111
Synthos SA	773,710	1,047
Bank Handlowy w Warszawie SA	48,064	983
Budimex SA	15,278	783
* Ciech SA	39,339	669
		118,330
Portugal (0.1%)
Galp Energia SGPS SA	844,837	15,708
EDP - Energias de Portugal SA	3,713,469	13,243
Jeronimo Martins SGPS SA	400,145	7,270
EDP Renovaveis SA	244,904	2,025
* Banco Espirito Santo SA	3,873,216	6
		38,252
Qatar (0.1%)
Qatar National Bank QPSC	373,988	12,503
Industries Qatar QSC	247,264	6,483
Masraf Al Rayan QSC	618,755	6,084
Ooredoo QPSC	128,773	3,033
Qatar Insurance Co. SAQ	236,179	2,885
Qatar Islamic Bank SAQ	93,925	2,500
* Commercial Bank QSC	314,958	2,274
Qatar Electricity & Water Co. QSC	43,670	2,193
Doha Bank QSC	251,070	1,943
Qatar Gas Transport Co. Ltd.	431,920	1,799
Barwa Real Estate Co.	141,367	1,163
* Vodafone Qatar QSC	549,085	1,056
United Development Co. QSC	250,651	916
Qatar International Islamic Bank QSC	60,177	800
Ezdan Holding Group QSC	233,312	610
Aamal Co.	209,669	437
Gulf International Services QSC	81,764	394
Al Meera Consumer Goods Co. QSC	7,863	307
Qatari Investors Group QSC	16,333	132
Qatar Navigation QSC	6,545	96
		47,608
Russia (0.8%)
Lukoil PJSC ADR	773,164	41,069
Sberbank of Russian PJSC	12,065,796	39,985
Gazprom PJSC ADR	7,368,951	31,653
Novatek PJSC	1,722,295	19,173
Sberbank of Russia PJSC ADR	1,316,168	18,890
Tatneft PJSC ADR	412,910	18,587
Magnit PJSC GDR	499,633	14,140
MMC Norilsk Nickel PJSC ADR	742,321	13,660
Rosneft Oil Co. PJSC GDR	1,972,497	10,814
AK Transneft OAO Preference Shares	2,506	7,928
Surgutneftegas OAO Preference Shares	12,452,700	6,175
Surgutneftegas OJSC ADR	1,222,177	6,108
Gazprom PJSC	2,684,787	5,780
2 VTB Bank PJSC GDR	2,532,074	5,242
Alrosa PJSC	3,987,200	5,127
Mobile TeleSystems PJSC	944,682	4,547
Moscow Exchange MICEX-RTS PJSC	2,233,294	4,507
Severstal PJSC GDR	275,514	4,202
Mobile TeleSystems PJSC ADR	351,115	3,725
VTB Bank PJSC	3,436,898,867	3,526
Novolipetsk Steel PJSC	1,377,903	3,139
Inter RAO UES PJSC	46,926,300	2,872

31

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
RusHydro PJSC	171,143,634	2,391
PhosAgro PJSC GDR	165,970	2,282
MegaFon PJSC GDR	204,567	2,138
Aeroflot PJSC	673,714	2,074
Magnitogorsk Iron & Steel Works PJSC	2,388,048	1,803
Tatneft PAO Preference Shares	280,590	1,520
^ Rostelecom PJSC ADR	158,894	1,152
Federal Grid Co. Unified Energy System PJSC	426,216,667	1,152
^ LSR Group PJSC GDR	335,360	966
Sistema PJSC FC GDR	191,390	900
* Safmar Financial Investment	62,870	825
TMK PJSC	600,220	816
Rostelecom PJSC	682,908	798
Unipro PJSC	18,049,100	792
Bashneft PAO Preference Shares	30,786	788
* Novorossiysk Commercial Sea Port PJSC	5,199,000	765
* Uralkali PJSC	324,600	723
Mosenergo PJSC	13,331,000	700
ROSSETI PJSC	42,251,896	684
* RussNeft PJSC	68,778	657
* Mechel PJSC	205,139	524
Acron PJSC	8,035	497
Mechel PJSC Preference Shares	184,910	308
Sistema PJSC FC	986,400	222
		296,326
Singapore (0.9%)
DBS Group Holdings Ltd.	2,929,448	48,918
Oversea-Chinese Banking Corp. Ltd.	5,373,711	46,932
United Overseas Bank Ltd.	2,078,450	37,549
Singapore Telecommunications Ltd.	12,224,746	33,642
Keppel Corp. Ltd.	2,382,679	13,115
Global Logistic Properties Ltd.	4,814,868	11,728
CapitaLand Ltd.	4,204,641	11,323
Genting Singapore plc	9,600,064	8,593
Ascendas REIT	4,116,256	8,276
Wilmar International Ltd.	3,228,607	8,034
Singapore Exchange Ltd.	1,414,758	7,962
City Developments Ltd.	802,761	7,624
Singapore Technologies Engineering Ltd.	2,554,222	6,521
Singapore Airlines Ltd.	839,324	6,325
Venture Corp. Ltd.	409,351	5,851
Suntec REIT	3,945,372	5,648
^ Singapore Press Holdings Ltd.	2,722,257	5,391
CapitaLand Mall Trust	3,602,651	5,341
ComfortDelGro Corp. Ltd.	3,424,749	5,077
UOL Group Ltd.	723,467	4,798
Jardine Cycle & Carriage Ltd.	165,539	4,787
CapitaLand Commercial Trust	3,583,851	4,565
Yangzijiang Shipbuilding Holdings Ltd.	3,296,345	3,808
Hutchison Port Holdings Trust	8,024,508	3,451
SATS Ltd.	966,815	3,335
Sembcorp Industries Ltd.	1,358,091	3,289
Golden Agri-Resources Ltd.	10,397,201	3,013
^ Singapore Post Ltd.	2,223,164	2,096
StarHub Ltd.	902,137	1,741
^ Sembcorp Marine Ltd.	1,200,177	1,702
Yanlord Land Group Ltd.	1,018,300	1,338
Wing Tai Holdings Ltd.	547,240	963
Frasers Centrepoint Ltd.	618,500	944
^ M1 Ltd.	600,743	793
SIA Engineering Co. Ltd.	327,809	784
		325,257
South Africa (1.6%)
Naspers Ltd.	697,355	169,898

32

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sasol Ltd.	906,782	26,494
MTN Group Ltd.	2,963,331	25,731
Standard Bank Group Ltd.	2,084,786	24,209
FirstRand Ltd.	5,272,194	19,137
Steinhoff International Holdings NV (Johannesburg Shares)	4,138,315	17,965
Sanlam Ltd.	2,802,918	14,030
Remgro Ltd.	863,442	13,069
Aspen Pharmacare Holdings Ltd.	572,164	12,928
Bid Corp. Ltd.	546,823	12,024
Vodacom Group Ltd.	981,965	10,672
Barclays Africa Group Ltd.	1,077,111	10,670
Shoprite Holdings Ltd.	742,988	10,637
Growthpoint Properties Ltd.	4,683,217	8,124
Tiger Brands Ltd.	279,340	7,629
Bidvest Group Ltd.	559,136	6,789
Redefine Properties Ltd.	8,834,987	6,635
Woolworths Holdings Ltd.	1,611,428	6,427
AngloGold Ashanti Ltd.	668,682	6,170
Sappi Ltd.	900,702	6,032
Discovery Ltd.	552,893	5,735
Capitec Bank Holdings Ltd.	85,647	5,695
Gold Fields Ltd.	1,350,995	5,378
Nedbank Group Ltd.	357,415	5,238
Resilient REIT Ltd.	497,739	4,959
Mr Price Group Ltd.	382,628	4,742
RMB Holdings Ltd.	1,051,672	4,649
Mondi Ltd.	186,458	4,473
Clicks Group Ltd.	370,719	4,152
Netcare Ltd.	2,345,589	4,129
Life Healthcare Group Holdings Ltd.	2,166,959	4,018
^ Truworths International Ltd.	695,139	3,704
AVI Ltd.	524,383	3,656
Imperial Holdings Ltd.	254,575	3,651
SPAR Group Ltd.	306,049	3,602
Sibanye Gold Ltd.	2,744,085	3,553
Foschini Group Ltd.	356,484	3,417
Fortress Income Fund Ltd. Class B	1,179,474	3,347
Barloworld Ltd.	341,331	3,220
* Impala Platinum Holdings Ltd.	1,068,904	2,966
Rand Merchant Investment Holdings Ltd.	1,055,410	2,951
Investec Ltd.	429,245	2,927
Hyprop Investments Ltd.	386,473	2,905
PSG Group Ltd.	150,692	2,798
Exxaro Resources Ltd.	266,253	2,706
* Anglo American Platinum Ltd.	95,662	2,662
Pick n Pay Stores Ltd.	558,016	2,340
MMI Holdings Ltd.	1,644,781	2,185
* Northam Platinum Ltd.	565,465	2,104
Fortress Income Fund Ltd. Class A	1,730,293	2,074
Coronation Fund Managers Ltd.	410,856	2,072
Brait SE	524,724	1,961
Pioneer Foods Group Ltd.	233,267	1,960
Telkom SA SOC Ltd.	493,925	1,850
^ Kumba Iron Ore Ltd.	83,514	1,607
Liberty Holdings Ltd.	193,138	1,518
* Super Group Ltd.	535,032	1,512
EOH Holdings Ltd.	201,466	1,502
African Rainbow Minerals Ltd.	165,115	1,449
* Nampak Ltd.	1,053,149	1,386
KAP Industrial Holdings Ltd.	2,289,777	1,377
Tongaat Hulett Ltd.	168,041	1,369
* Attacq Ltd.	993,843	1,313
Massmart Holdings Ltd.	165,015	1,251
AECI Ltd.	162,442	1,214

33

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	JSE Ltd.	127,098	1,205
	Assore Ltd.	54,506	1,192
	Reunert Ltd.	239,235	1,176
*,2	Steinhoff Africa Retail Ltd.	720,059	1,170
	Tsogo Sun Holdings Ltd.	775,128	1,139
	Santam Ltd.	61,087	1,089
	Harmony Gold Mining Co. Ltd.	610,101	1,043
	Omnia Holdings Ltd.	91,651	946
*	Famous Brands Ltd.	127,379	922
*,2	Dis-Chem Pharmacies Ltd.	377,928	885
*	Grindrod Ltd.	684,106	754
*,^	Curro Holdings Ltd.	231,269	658
	Steinhoff International Holdings NV (Frankfurt Shares)	134,010	593
	Oceana Group Ltd.	55,022	351
*,^	Stadio Holdings Ltd.	363,547	157
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	5,387	3
*,3	Rockcastle Global Real Estate Co. Ltd. (Temporary Line)	488,157	—
*,3	New Europe Property Investments plc (Temporary Line)	393,065	—
			561,830
South Korea (3.7%)
	Samsung Electronics Co. Ltd. GDR	246,005	303,308
	Samsung Electronics Co. Ltd.	35,317	87,060
	SK Hynix Inc.	860,473	63,445
	Samsung Electronics Co. Ltd. Preference Shares	28,493	57,067
	NAVER Corp.	42,426	33,910
	Hyundai Motor Co.	230,440	33,153
	POSCO ADR	441,486	32,220
	LG Chem Ltd.	75,985	27,397
	KB Financial Group Inc. ADR	487,864	25,618
	Shinhan Financial Group Co. Ltd. ADR	554,916	25,121
	Hyundai Mobis Co. Ltd.	105,282	25,052
	Hana Financial Group Inc.	472,140	20,207
*,^	Celltrion Inc.	123,472	19,087
	SK Innovation Co. Ltd.	97,787	17,938
	KT&G Corp.	179,139	16,964
	Samsung SDI Co. Ltd.	85,136	15,686
	Samsung C&T Corp.	116,657	15,432
	LG Household & Health Care Ltd.	14,614	15,359
	Amorepacific Corp.	51,851	14,549
	LG Electronics Inc.	177,278	14,432
	SK Holdings Co. Ltd.	53,635	13,879
	Kia Motors Corp.	417,220	13,206
	Samsung Fire & Marine Insurance Co. Ltd.	53,556	13,068
	Samsung Life Insurance Co. Ltd.	102,552	12,364
	Woori Bank	823,268	12,048
	LG Corp.	145,809	11,211
	NCSoft Corp.	28,065	10,700
^	Korea Electric Power Corp. ADR	563,467	9,928
	Samsung SDS Co. Ltd.	51,510	9,538
	LG Display Co. Ltd.	360,806	9,439
	Shinhan Financial Group Co. Ltd.	189,698	8,521
	KB Financial Group Inc.	161,439	8,441
	Samsung Electro-Mechanics Co. Ltd.	89,646	8,341
	Lotte Chemical Corp.	23,845	7,876
*	Hyundai Heavy Industries Co. Ltd.	55,844	7,811
	S-Oil Corp.	65,993	7,587
	Coway Co. Ltd.	86,170	7,492
*,^,2	Samsung Biologics Co. Ltd.	21,519	7,383
	Korea Zinc Co. Ltd.	15,968	7,304
	SK Telecom Co. Ltd. ADR	260,942	6,821
*	Hyundai Robotics Co. Ltd.	16,686	6,734
	E-MART Inc.	32,791	6,564
	Kakao Corp.	50,836	6,540
	Hyundai Steel Co.	123,136	6,329

34

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Mirae Asset Daewoo Co. Ltd.	685,212	6,218
	Hyundai Motor Co. 2nd Preference Shares	61,466	6,204
	AMOREPACIFIC Group	46,538	5,968
	Hankook Tire Co. Ltd.	122,476	5,911
	Industrial Bank of Korea	418,465	5,734
	Kangwon Land Inc.	173,784	5,327
	Korea Aerospace Industries Ltd.	101,971	5,176
	GS Holdings Corp.	80,674	4,777
	Dongbu Insurance Co. Ltd.	74,345	4,681
*,^	Hanmi Pharm Co. Ltd.	10,945	4,531
	Korea Electric Power Corp.	127,262	4,462
*	Samsung Heavy Industries Co. Ltd.	421,507	4,442
*,^,2	Netmarble Games Corp.	28,487	4,428
	Hyosung Corp.	36,604	4,399
	BNK Financial Group Inc.	469,439	4,165
	Hyundai Marine & Fire Insurance Co. Ltd.	97,661	3,957
	Hyundai Glovis Co. Ltd.	29,216	3,943
	Hyundai Engineering & Construction Co. Ltd.	114,709	3,881
	CJ CheilJedang Corp.	11,811	3,865
	Hanwha Corp.	92,771	3,702
*	Orion Corp.	38,009	3,604
	Hanwha Chemical Corp.	131,934	3,594
	LG Uplus Corp.	310,750	3,568
*,^	Celltrion Healthcare Co. Ltd.	66,875	3,516
^	Hotel Shilla Co. Ltd.	49,852	3,488
	Korea Investment Holdings Co. Ltd.	61,376	3,474
	Hyundai Development Co-Engineering & Construction	93,424	3,347
	CJ Corp.	19,761	3,294
	Daelim Industrial Co. Ltd.	43,657	3,254
	Hyundai Motor Co. Preference Shares	35,102	3,229
	Samsung Securities Co. Ltd.	99,363	3,160
	KCC Corp.	8,927	3,111
^	Mando Corp.	10,620	3,100
	Lotte Shopping Co. Ltd.	15,411	3,097
	Hanon Systems	257,233	2,992
^	OCI Co. Ltd.	28,230	2,852
	Lotte Confectionery Co. Ltd.	42,428	2,825
*,^	Samsung Engineering Co. Ltd.	243,695	2,657
	Hanwha Life Insurance Co. Ltd.	367,802	2,599
	Amorepacific Corp. Preference Shares	16,230	2,586
	NH Investment & Securities Co. Ltd.	200,413	2,517
	S-1 Corp.	30,740	2,515
	Hanssem Co. Ltd.	15,570	2,371
3	BGF retail Co. Ltd.	21,460	2,354
	Yuhan Corp.	12,757	2,324
	DGB Financial Group Inc.	247,512	2,309
^	Shinsegae Inc.	10,745	2,197
	SK Telecom Co. Ltd.	9,146	2,159
*	Korean Air Lines Co. Ltd.	75,385	2,134
	LG Chem Ltd. Preference Shares	9,108	2,111
	Cheil Worldwide Inc.	111,658	2,074
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,988
	Doosan Corp.	16,557	1,983
	LS Corp.	27,888	1,969
*	Hanwha Techwin Co. Ltd.	55,265	1,894
	Hyundai Department Store Co. Ltd.	23,096	1,886
*,^	Hanmi Science Co. ltd	20,780	1,703
*,^	GS Engineering & Construction Corp.	72,133	1,675
*,^	Doosan Infracore Co. Ltd.	202,585	1,674
	Kumho Petrochemical Co. Ltd.	26,453	1,640
	LG Household & Health Care Ltd. Preference Shares	2,793	1,634
*,^	NHN Entertainment Corp.	25,888	1,587
	Samsung Card Co. Ltd.	47,556	1,558
*	CJ Korea Express Corp.	11,064	1,551

35

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Hyundai Mipo Dockyard Co. Ltd.	15,677	1,521
^	Doosan Heavy Industries & Construction Co. Ltd.	95,588	1,496
	NongShim Co. Ltd.	4,805	1,492
*	Korea Gas Corp.	39,578	1,445
^	Hyundai Wia Corp.	24,922	1,436
	SK Networks Co. Ltd.	234,354	1,393
	Ottogi Corp.	2,014	1,365
	Posco Daewoo Corp.	77,920	1,352
^	Paradise Co. Ltd.	70,728	1,270
*,^	Hyundai Construction Equipment Co. Ltd.	3,682	1,232
	GS Retail Co. Ltd.	41,092	1,225
	KEPCO Plant Service & Engineering Co. Ltd.	31,448	1,160
	Hite Jinro Co. Ltd.	48,311	1,148
	Dongsuh Cos. Inc.	45,758	1,123
	SKC Co. Ltd.	29,620	1,052
	LOTTE Fine Chemical Co. Ltd.	25,983	935
	LG Electronics Inc. Preference Shares	21,576	866
	Lotte Chilsung Beverage Co. Ltd.	615	760
	LG Hausys Ltd.	9,093	738
*,^	Hyundai Electric & Energy System Co. Ltd.	3,325	701
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,273	684
	Orion Holdings Corp.	20,843	479
*	Lotte Confectionery Co. Ltd.	2,499	415
	POSCO	1,276	372
^	CJ CheilJedang Corp. Preference Shares	1,801	261
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	7,925	130
*	Hyundai Construction Equipment Co. Ltd. Rights Exp. 11/07/2017	1,150	102
*	Hyundai Electric & Energy System Co. Ltd. Rights	1,032	46
	KT Corp. ADR	42	1
*,3	BGF retail Co. Ltd.	11,496	—
			1,315,255
Spain (2.3%)
	Banco Santander SA	25,861,481	175,325
	Banco Bilbao Vizcaya Argentaria SA	10,902,978	95,342
	Telefonica SA	7,184,615	75,335
	Iberdrola SA	9,125,415	73,743
	Industria de Diseno Textil SA	1,718,624	64,240
	Amadeus IT Group SA	676,341	45,889
*	Repsol SA	1,893,580	35,485
	CaixaBank SA	5,886,259	27,539
^	Abertis Infraestructuras SA	1,022,161	22,108
2	Aena SME SA	104,752	19,219
	Banco de Sabadell SA	9,284,562	18,590
	Grifols SA	554,341	17,348
*	Ferrovial SA	791,816	17,196
*	ACS Actividades de Construccion y Servicios SA	404,142	15,931
	Red Electrica Corp. SA	715,327	15,839
	Endesa SA	521,669	11,940
	Bankinter SA	1,171,637	11,057
	Enagas SA	375,667	10,821
	Gas Natural SDG SA	494,524	10,582
	Grifols SA Preference Shares	408,137	9,586
*	Bankia SA	1,860,665	8,880
	Merlin Properties Socimi SA	543,700	7,179
2	Cellnex Telecom SA	247,864	6,153
	Siemens Gamesa Renewable Energy SA	371,050	5,380
	Mapfre SA	1,597,377	5,224
	Distribuidora Internacional de Alimentacion SA	986,998	4,827
	Acciona SA	41,357	3,425
	Acerinox SA	226,209	3,250
	Mediaset Espana Comunicacion SA	294,264	3,198
	Zardoya Otis SA	287,075	3,110
	Grupo Catalana Occidente SA	72,074	3,034
	Corp Financiera Alba SA	32,113	1,881

36

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Ferrovial SA Rights	791,816	381
		829,037
Sweden (2.0%)
Nordea Bank AB	5,199,607	62,836
Volvo AB Class B	2,556,227	50,629
Atlas Copco AB Class A	1,000,897	43,891
Swedbank AB Class A	1,712,594	42,503
^ Hennes & Mauritz AB Class B	1,547,552	38,836
Investor AB Class B	737,041	36,518
Svenska Handelsbanken AB Class A	2,395,501	34,333
Assa Abloy AB Class B	1,525,408	32,160
Sandvik AB	1,761,352	32,151
Telefonaktiebolaget LM Ericsson Class B	4,890,057	30,774
* Essity AB Class B	971,348	29,033
Skandinaviska Enskilda Banken AB Class A	2,335,473	28,782
^ Atlas Copco AB Class B	646,881	25,680
Hexagon AB Class B	409,072	20,975
^ Telia Co. AB	4,232,271	19,589
Boliden AB	453,568	15,871
SKF AB	627,499	14,582
Alfa Laval AB	523,350	13,254
Electrolux AB Class B	366,035	12,938
Skanska AB Class B	589,959	12,937
Kinnevik AB	384,454	12,611
Swedish Match AB	300,532	11,321
Trelleborg AB Class B	407,815	10,099
Securitas AB Class B	531,384	9,324
Svenska Cellulosa AB SCA Class B	976,575	9,170
Industrivarden AB Class A	330,185	8,956
Tele2 AB	561,645	7,144
Getinge AB	359,412	7,075
* Lundin Petroleum AB	292,851	6,889
Industrivarden AB	265,564	6,824
Husqvarna AB	601,680	5,878
ICA Gruppen AB	126,175	4,653
L E Lundbergforetagen AB Class B	59,396	4,636
* Fastighets AB Balder Class B	156,702	4,079
Saab AB Class B	67,552	3,451
* Investment AB Latour Class B	189,488	2,632
Melker Schorling AB	15,217	1,050
Svenska Handelsbanken AB Class B	50,697	733
Skandinaviska Enskilda Banken AB	29,624	366
		715,163
Switzerland (5.6%)
Nestle SA	5,078,398	427,289
Novartis AG	3,851,057	317,632
Roche Holding AG	1,142,253	264,010
UBS Group AG	5,680,192	96,638
ABB Ltd.	3,156,861	82,442
Cie Financiere Richemont SA	834,252	76,907
Zurich Insurance Group AG	245,181	74,821
Credit Suisse Group AG	4,178,832	65,854
Swiss Re AG	506,248	47,643
Givaudan SA	15,131	33,792
Lonza Group AG	121,644	32,316
LafargeHolcim Ltd. (Swiss Shares)	554,990	31,337
Geberit AG	59,476	26,928
Sika AG	3,480	25,757
Adecco Group AG	273,404	21,691
Julius Baer Group Ltd.	354,138	20,946
SGS SA	8,071	19,932
Swatch Group AG (Bearer)	50,111	19,641
Swisscom AG	36,917	18,651
Swiss Life Holding AG	53,565	18,618

37

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Partners Group Holding AG	27,099	18,226
Sonova Holding AG	84,149	15,192
Schindler Holding AG	65,283	14,794
Kuehne & Nagel International AG	82,345	14,387
LafargeHolcim Ltd. (Paris Shares)	230,997	13,018
Baloise Holding AG	77,558	12,228
Clariant AG	455,835	11,469
Temenos Group AG	98,963	11,427
Straumann Holding AG	16,167	11,288
* Vifor Pharma AG	86,332	11,104
Chocoladefabriken Lindt & Spruengli AG (REG Shares)	156	10,830
Chocoladefabriken Lindt & Spruengli AG	1,831	10,600
Swiss Prime Site AG	118,134	10,087
Roche Holding AG (Bearer)	37,284	8,664
Logitech International SA	228,650	8,176
* Dufry AG	54,696	8,141
ams AG	86,529	7,895
* Actelion Ltd.	27,768	7,759
EMS-Chemie Holding AG	11,482	7,527
Schindler Holding AG (Registered)	31,385	6,931
Flughafen Zurich AG	30,092	6,544
PSP Swiss Property AG	67,743	5,963
Helvetia Holding AG	10,327	5,552
Swatch Group AG (Registered)	71,931	5,422
Barry Callebaut AG	3,007	4,699
Aryzta AG	135,573	4,304
Pargesa Holding SA	43,447	3,638
DKSH Holding AG	42,750	3,586
Banque Cantonale Vaudoise	4,561	3,280
Sulzer AG	20,913	2,679
* Idorsia Ltd.	125,670	2,477
		1,990,732
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,995,410	253,786
Hon Hai Precision Industry Co. Ltd.	24,317,279	90,386
Taiwan Semiconductor Manufacturing Co. Ltd.	8,867,373	71,687
Largan Precision Co. Ltd.	164,068	31,101
MediaTek Inc.	2,394,440	27,248
Formosa Plastics Corp.	7,954,873	24,250
Nan Ya Plastics Corp.	9,234,615	22,789
Cathay Financial Holding Co. Ltd.	12,897,057	21,311
Fubon Financial Holding Co. Ltd.	12,046,861	19,199
CTBC Financial Holding Co. Ltd.	29,894,939	19,141
Formosa Chemicals & Fibre Corp.	5,616,306	17,062
Delta Electronics Inc.	3,542,676	17,046
China Steel Corp.	20,396,234	16,609
Uni-President Enterprises Corp.	7,867,487	16,438
Chunghwa Telecom Co. Ltd. ADR	474,655	16,148
Mega Financial Holding Co. Ltd.	18,115,777	14,241
Catcher Technology Co. Ltd.	1,218,153	12,965
Advanced Semiconductor Engineering Inc.	9,590,898	11,595
First Financial Holding Co. Ltd.	16,040,798	10,349
Quanta Computer Inc.	4,333,598	10,209
Asustek Computer Inc.	1,169,026	10,124
E.Sun Financial Holding Co. Ltd.	15,807,508	9,622
Taiwan Mobile Co. Ltd.	2,590,648	9,236
Yuanta Financial Holding Co. Ltd.	19,057,916	8,476
President Chain Store Corp.	935,904	8,416
Pegatron Corp.	3,220,038	8,344
Hotai Motor Co. Ltd.	687,000	7,976
United Microelectronics Corp. ADR	3,045,948	7,919
Formosa Petrochemical Corp.	2,202,580	7,710
Taiwan Cooperative Financial Holding Co. Ltd.	14,232,629	7,695
Hua Nan Financial Holdings Co. Ltd.	13,791,935	7,548

38

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
China Development Financial Holding Corp.	22,469,318	6,888
Taishin Financial Holding Co. Ltd.	15,326,589	6,710
Innolux Corp.	13,888,370	6,087
Far EasTone Telecommunications Co. Ltd.	2,575,643	6,048
Cheng Shin Rubber Industry Co. Ltd.	3,040,222	6,001
Taiwan Cement Corp.	5,188,768	5,767
Foxconn Technology Co. Ltd.	1,787,925	5,702
Pou Chen Corp.	4,522,125	5,699
Far Eastern New Century Corp.	6,503,819	5,578
Chang Hwa Commercial Bank Ltd.	9,356,807	5,073
SinoPac Financial Holdings Co. Ltd.	16,289,127	4,998
China Life Insurance Co. Ltd.	5,134,990	4,855
Compal Electronics Inc.	6,555,510	4,827
Chunghwa Telecom Co. Ltd.	1,404,207	4,796
Lite-On Technology Corp.	3,379,767	4,773
^ AU Optronics Corp. ADR	1,025,878	4,216
Advantech Co. Ltd.	590,026	4,032
Shin Kong Financial Holding Co. Ltd.	12,286,858	3,931
Siliconware Precision Industries Co. Ltd.	2,443,279	3,875
Eclat Textile Co. Ltd.	321,398	3,842
Inventec Corp.	4,818,064	3,744
Wistron Corp.	4,343,268	3,628
Novatek Microelectronics Corp.	909,916	3,370
Asia Cement Corp.	3,688,519	3,291
Nanya Technology Corp.	1,174,600	3,193
Realtek Semiconductor Corp.	744,768	2,804
Vanguard International Semiconductor Corp.	1,457,466	2,768
* Taiwan High Speed Rail Corp.	3,380,000	2,702
Synnex Technology International Corp.	2,111,889	2,677
Teco Electric and Machinery Co. Ltd.	2,814,000	2,628
* HTC Corp.	1,134,570	2,546
Walsin Lihwa Corp.	4,842,000	2,475
Feng TAY Enterprise Co. Ltd.	540,100	2,437
* Epistar Corp.	1,491,000	2,416
Chicony Electronics Co. Ltd.	944,515	2,366
Acer Inc.	4,492,396	2,325
Giant Manufacturing Co. Ltd.	451,625	2,322
Taiwan Business Bank	6,124,811	1,692
Siliconware Precision Industries Co. Ltd. ADR	211,742	1,669
United Microelectronics Corp.	3,220,978	1,662
Formosa Taffeta Co. Ltd.	1,599,000	1,641
* Evergreen Marine Corp. Taiwan Ltd.	2,726,222	1,633
* China Airlines Ltd.	3,972,913	1,621
Eva Airways Corp.	3,266,918	1,610
AU Optronics Corp.	3,726,000	1,527
Taiwan Fertilizer Co. Ltd.	1,148,000	1,500
Advanced Semiconductor Engineering Inc. ADR	241,005	1,485
Eternal Materials Co. Ltd.	1,459,677	1,474
* TPK Holding Co. Ltd.	426,422	1,409
* Taiwan Glass Industry Corp.	2,621,089	1,353
Taiwan Secom Co. Ltd.	423,725	1,248
Transcend Information Inc.	422,455	1,200
Feng Hsin Steel Co. Ltd.	683,790	1,182
Capital Securities Corp.	3,201,231	1,110
Unimicron Technology Corp.	1,942,975	1,109
Yulon Motor Co. Ltd.	1,266,898	1,059
* OBI Pharma Inc.	179,000	1,022
Cheng Uei Precision Industry Co. Ltd.	608,591	990
China Motor Corp.	1,093,105	979
Oriental Union Chemical Corp.	1,065,191	917
Far Eastern International Bank	2,852,445	885
U-Ming Marine Transport Corp.	655,000	777
Wan Hai Lines Ltd.	1,134,702	687
Cathay Real Estate Development Co. Ltd.	988,800	553

39

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Ton Yi Industrial Corp.	1,014,600	459
	Yulon Nissan Motor Co. Ltd.	33,633	270
*	CTBC Financial Holding Co. Ltd. Rights Exp. 12/15/2017	409,449	1
			1,002,740
Thailand (0.7%)
*	PTT PCL	1,822,482	23,058
	Siam Cement PCL NVDR	941,280	13,884
	Kasikornbank PCL (Foreign)	1,897,083	13,022
	CP ALL PCL (Foreign)	5,259,700	11,084
	Advanced Info Service PCL (Foreign)	1,825,050	10,682
	Kasikornbank PCL	1,312,637	8,694
*	Siam Commercial Bank PCL (Local)	1,826,203	8,055
*	Airports of Thailand PCL (Foreign)	4,436,000	7,953
*	CP ALL PCL (Local)	3,302,013	6,959
*	Minor International PCL	5,273,287	6,865
	PTT PCL (Foreign)	539,900	6,831
	Siam Cement PCL (Foreign)	452,213	6,670
*	Bangkok Dusit Medical Services PCL	9,652,801	6,162
*	Central Pattana PCL (Local)	2,545,494	6,096
	PTT Exploration & Production PCL (Foreign)	2,293,478	5,962
*	PTT Global Chemical PCL (Local)	2,142,015	5,160
	Siam Commercial Bank PCL	1,144,500	5,048
*	Airports of Thailand PCL	2,609,290	4,678
	Bangkok Bank PCL (Foreign)	756,427	4,577
*	Charoen Pokphand Foods PCL	5,664,878	4,432
	Siam Commercial Bank PCL (Foreign)	995,486	4,391
	Thai Oil PCL (Foreign)	1,371,100	4,211
	Intouch Holdings PCL NVDR	2,350,104	4,103
*	Krung Thai Bank PCL	7,141,087	3,914
	Central Pattana PCL (Foreign)	1,497,400	3,586
*	Banpu PCL (Local)	6,502,951	3,428
^	Bangkok Dusit Medical Services PCL (Foreign)	5,338,100	3,407
*	Indorama Ventures PCL	2,426,083	3,360
*	Bumrungrad Hospital PCL	503,042	3,332
*	Home Product Center PCL	8,453,589	3,257
*	Energy Absolute PCL	2,389,500	3,111
	PTT Global Chemical PCL (Foreign)	1,264,212	3,045
*	Bangkok Expressway & Metro PCL	12,886,327	3,028
*	BTS Group Holdings PCL	11,621,617	2,975
	TMB Bank PCL	31,871,500	2,476
*	IRPC PCL	11,447,628	2,223
*	True Corp. PCL (Local)	11,697,933	2,165
*	Electricity Generating PCL	301,009	2,084
	Thai Union Frozen Products PCL (Foreign)	3,466,844	1,910
	Krung Thai Bank PCL (Foreign)	3,343,825	1,833
	Land & Houses PCL NVDR	5,577,900	1,830
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,013,345	1,701
*	True Corp. PCL (Foreign)	8,463,853	1,567
	Charoen Pokphand Foods PCL (Foreign)	1,947,300	1,523
*,^	Total Access Communication PCL (Foreign)	941,100	1,508
^	Berli Jucker PCL (Foreign)	887,580	1,429
*	Land & Houses PCL (Local)	4,145,156	1,360
*	Intouch Holdings PCL (Local)	769,257	1,343
	Glow Energy PCL (Foreign)	465,500	1,261
	IRPC PCL (Foreign)	5,950,900	1,155
*	Delta Electronics Thailand PCL (Local)	411,110	1,064
*	Berli Jucker PCL (Local)	658,935	1,061
*	Thai Airways International PCL	1,792,922	1,004
	Electricity Generating PCL (Foreign)	130,500	903
	Bangkok Life Assurance PCL	809,802	902
^	Delta Electronics Thailand PCL (Foreign)	339,900	880
*	Thai Oil PCL	250,683	770
	Banpu PCL	1,371,478	723
	Siam City Cement PCL (Foreign)	85,868	721

40

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Glow Energy PCL	209,364	567
*	BEC World PCL	1,075,810	564
*	Thai Union Group PCL	1,009,005	556
*	Siam City Cement PCL (Local)	51,868	436
*	Total Access Communication PCL (Local)	251,623	403
*	Thai Airways International PCL (Foreign)	676,002	378
*,^	Total Access Communication PCL	197,900	317
	Ratchaburi Electricity Generating Holding PCL (Foreign)	187,700	315
*	Advanced Info Service PCL (Local)	50,214	294
^	BEC World PCL (Foreign)	429,300	225
*	TMB Bank PCL	2,357,500	183
^	Land & Houses PCL (Foreign)	478,520	157
*	PTT Exploration and Production PCL (Local)	53,522	139
	Minor International PCL (Foreign)	99,236	129
	Bumrungrad Hospital PCL (XBKK)	13,400	89
			255,168
Turkey (0.3%)
	Turkiye Garanti Bankasi AS	3,673,003	10,120
	Akbank TAS	3,608,542	9,546
	BIM Birlesik Magazalar AS	358,799	7,322
	Tupras Turkiye Petrol Rafinerileri AS	198,062	7,136
	Turkcell Iletisim Hizmetleri AS	1,729,369	6,480
	KOC Holding AS	1,175,037	5,262
	Eregli Demir ve Celik Fabrikalari TAS	2,190,257	5,147
	Turkiye Is Bankasi	2,274,823	4,293
	Haci Omer Sabanci Holding AS (Bearer)	1,448,818	4,033
	Turkiye Halk Bankasi AS	968,011	2,828
	Turkiye Vakiflar Bankasi TAO	1,646,457	2,754
*	Turk Hava Yollari AO	896,203	2,460
	Aselsan Elektronik Sanayi Ve Ticaret AS	238,934	2,140
*	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,044,848	2,125
	Anadolu Efes Biracilik Ve Malt Sanayii AS	313,944	1,818
	Petkim Petrokimya Holding AS	939,606	1,647
	Tofas Turk Otomobil Fabrikasi AS	192,733	1,572
*	Yapi ve Kredi Bankasi AS	1,269,945	1,545
	Arcelik AS	275,901	1,510
	Ford Otomotiv Sanayi AS	101,954	1,440
*	Turk Telekomunikasyon AS	829,724	1,414
	Enka Insaat ve Sanayi AS	902,356	1,370
	Ulker Biskuvi Sanayi AS	230,816	1,233
	TAV Havalimanlari Holding AS	233,416	1,164
	Turkiye Sise ve Cam Fabrikalari AS	938,235	1,102
	Coca-Cola Icecek AS	104,378	1,064
	Soda Sanayii AS	596,972	826
*	Koza Altin Isletmeleri AS	76,947	669
	Turkiye Sinai Kalkinma Bankasi AS	1,491,207	539
	Aygaz AS	110,756	471
	Turk Traktor ve Ziraat Makineleri AS	19,938	398
*	Migros Ticaret AS	55,809	385
			91,813
United Arab Emirates (0.2%)
	Emirates Telecommunications Group Co. PJSC	2,874,631	13,954
	Emaar Properties PJSC	5,800,224	13,089
	First Abu Dhabi Bank PJSC	4,473,150	12,594
	Abu Dhabi Commercial Bank PJSC	3,152,831	6,351
	DP World Ltd.	262,605	6,234
	Aldar Properties PJSC	5,423,992	3,519
	Dubai Islamic Bank PJSC	1,962,195	3,270
	DAMAC Properties Dubai Co. PJSC	2,676,582	2,872
	Emaar Malls PJSC	3,227,154	2,026
	Dubai Investments PJSC	2,451,964	1,757
	Air Arabia PJSC	3,623,374	1,222
*	DXB Entertainments PJSC	5,242,164	1,057
*	Dana Gas PJSC	4,969,412	1,012

41

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Arabtec Holding PJSC	1,162,765	929
* Dubai Financial Market PJSC	2,600,062	820
Al Waha Capital PJSC	1,383,504	653
* Union Properties PJSC	1,533,081	372
* Deyaar Development PJSC	2,069,349	300
		72,031
United Kingdom (12.3%)
HSBC Holdings plc	32,873,861	321,020
British American Tobacco plc	3,625,841	234,267
Royal Dutch Shell plc Class A	7,406,705	233,164
BP plc	31,567,035	214,110
Royal Dutch Shell plc Class B	6,074,600	195,588
GlaxoSmithKline plc	7,914,985	142,054
AstraZeneca plc	2,075,465	140,429
Diageo plc	4,046,199	138,174
Vodafone Group plc	43,648,405	124,850
Unilever plc	1,926,761	109,198
Lloyds Banking Group plc	116,888,660	105,953
Prudential plc	4,233,063	103,903
Glencore plc	19,089,407	92,073
Rio Tinto plc	1,947,264	92,030
Reckitt Benckiser Group plc	1,017,926	91,071
Barclays plc	27,820,410	68,653
National Grid plc	5,622,831	67,685
Imperial Brands plc	1,562,552	63,708
BHP Billiton plc	3,407,098	61,688
* Compass Group plc	2,584,961	56,752
Shire plc	1,050,962	51,766
BT Group plc	13,702,778	47,214
CRH plc (London Shares)	1,195,923	44,965
Aviva plc	6,639,237	44,539
* Standard Chartered plc	4,419,962	44,023
BAE Systems plc	5,215,936	41,088
RELX NV (London Shares)	1,739,619	40,031
WPP plc	2,024,952	35,800
Rolls-Royce Holdings plc	2,695,071	34,829
Anglo American plc	1,835,252	34,619
Legal & General Group plc	9,685,774	34,342
Tesco plc	13,394,799	32,276
Experian plc	1,521,624	32,058
SSE plc	1,635,300	30,034
Ferguson plc	413,662	28,928
Smith & Nephew plc	1,432,772	27,025
London Stock Exchange Group plc	510,698	25,504
Standard Life plc	4,432,551	25,293
Associated British Foods plc	569,787	25,219
* Sky plc	1,685,271	21,107
Ashtead Group plc	812,851	20,939
Micro Focus International plc	594,890	20,895
Centrica plc	9,112,665	20,551
Shire plc ADR	135,709	20,035
3i Group plc	1,556,112	19,860
Old Mutual plc	7,810,322	19,813
* Royal Bank of Scotland Group plc	5,273,040	19,809
Carnival plc	293,119	19,325
Intertek Group plc	265,146	19,102
Persimmon plc	501,804	18,675
Burberry Group plc	701,615	17,721
Sage Group plc	1,766,376	17,485
InterContinental Hotels Group plc	310,409	17,197
Bunzl plc	552,047	17,197
2 Worldpay Group plc	3,069,281	16,545
Randgold Resources Ltd.	152,783	15,014
Next plc	229,650	15,012

42

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Land Securities Group plc	1,166,959	14,988
Kingfisher plc	3,594,442	14,945
Whitbread plc	299,762	14,702
Mondi plc	601,708	14,552
International Consolidated Airlines Group SA (London Shares)	1,706,126	14,410
Barratt Developments plc	1,637,084	14,234
Taylor Wimpey plc	5,312,207	14,078
Johnson Matthey plc	311,283	13,975
RSA Insurance Group plc	1,667,829	13,927
Paddy Power Betfair plc	135,364	13,855
DCC plc	145,304	13,780
Smiths Group plc	652,695	13,619
British Land Co. plc	1,693,544	13,522
St. James's Place plc	859,316	13,431
Rentokil Initial plc	3,007,056	13,410
ITV plc	6,099,537	13,333
Pearson plc	1,352,426	12,629
Informa plc	1,354,914	12,541
United Utilities Group plc	1,116,315	12,351
Marks & Spencer Group plc	2,670,476	12,205
GKN plc	2,815,081	11,865
Segro plc	1,643,235	11,863
Smurfit Kappa Group plc	395,403	11,792
Croda International plc	207,574	11,536
Direct Line Insurance Group plc	2,268,262	11,195
Severn Trent plc	389,238	10,914
Coca-Cola HBC AG	320,367	10,828
DS Smith plc	1,541,365	10,660
Wm Morrison Supermarkets plc	3,550,095	10,570
Berkeley Group Holdings plc	209,080	10,389
John Wood Group plc	1,076,188	10,176
Bellway plc	202,071	9,798
Halma plc	621,787	9,757
* Just Eat plc	937,375	9,711
Weir Group plc	366,001	9,489
G4S plc	2,536,040	9,463
Hammerson plc	1,309,023	9,113
Melrose Industries plc	3,103,819	9,066
Spirax-Sarco Engineering plc	120,147	9,015
Meggitt plc	1,278,224	8,799
TUI AG (London Shares)	478,406	8,641
J Sainsbury plc	2,643,641	8,513
Admiral Group plc	330,828	8,451
Hargreaves Lansdown plc	402,069	8,446
Schroders plc	181,829	8,436
Travis Perkins plc	416,126	8,400
Rightmove plc	152,188	8,396
RPC Group plc	667,954	8,359
British American Tobacco plc ADR	119,853	7,719
Capita plc	1,083,774	7,548
Royal Mail plc	1,505,881	7,483
* Cobham plc	3,944,069	7,279
Booker Group plc	2,720,637	7,269
Pennon Group plc	682,834	7,202
Inchcape plc	693,496	7,198
Antofagasta plc	566,897	7,185
IMI plc	441,435	7,163
2 Auto Trader Group plc	1,567,340	7,127
NEPI Rockcastle plc	508,401	7,077
Investec plc	1,030,407	7,051
Tate & Lyle plc	766,648	6,586
CRH plc (Dublin Shares)	174,694	6,574
easyJet plc	356,693	6,344
Inmarsat plc	745,129	6,146

43

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
*	CYBG plc			1,456,003	6,090
	Derwent London plc			166,446	5,916
2	Merlin Entertainments plc			1,156,762	5,819
2	ConvaTec Group plc			2,166,844	5,638
	Howden Joinery Group plc			992,846	5,407
	Fresnillo plc			301,882	5,221
	Polymetal International plc			437,948	5,088
	NMC Health plc			131,097	5,037
^	Mediclinic International plc			640,862	4,953
	Aggreko plc			397,348	4,945
	William Hill plc			1,409,366	4,836
	Micro Focus International plc ADR			129,344	4,518
	Babcock International Group plc			411,897	4,441
	Capital & Counties Properties plc			1,210,047	4,279
	Intu Properties plc			1,453,621	4,173
	Daily Mail & General Trust plc			444,872	4,097
	Dixons Carphone plc			1,636,701	3,770
	Hikma Pharmaceuticals plc			228,357	3,530
	Ashmore Group plc			630,103	3,222
^	Provident Financial plc			242,881	3,006

					4,427,270

Total Common Stocks (Cost $29,778,120)					35,621,326

Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (cost $415)			2,676,192	428

		Coupon

Temporary Cash Investments (1.5%)[1]
Money Market Fund (1.5%)
6,7	Vanguard Market Liquidity Fund	1.246%		5,193,756	519,427

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
8	United States Cash Management Bill	1.048%	1/2/18	15,000	14,973
9	United States Treasury Bill	1.057%	11/24/17	500	500

					15,473

Total Temporary Cash Investments (Cost $534,893)					534,900

Total Investments (100.9%) (Cost $30,313,428)					36,156,654
Other Assets and Liabilities—Net (-0.9%)[7,9]					(315,786)
Net Assets (100%)					35,840,868

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $336,037,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $340,183,000, representing 0.9% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Includes $431,519,000 of collateral received for securities on loan.

44

Vanguard® FTSE All-World ex-US Index Fund
Schedule of Investments
October 31, 2017

8 Securities with a value of $11,600,000 have been segregated as initial margin for open futures contracts.
9 Securities with a value of $500,000 and cash of $4,900,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

45

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)

Common Stocks (99.0%)[1]
Australia (4.3%)
	Link Administration Holdings Ltd.	1,057,549	6,678
	Qube Holdings Ltd.	2,687,969	5,297
	Northern Star Resources Ltd.	1,278,159	5,083
	carsales.com Ltd.	459,003	4,820
	nib holdings Ltd.	947,259	4,575
	Charter Hall Group	1,009,786	4,490
^	JB Hi-Fi Ltd.	246,436	4,326
	BT Investment Management Ltd.	513,573	4,249
	Mineral Resources Ltd.	310,588	4,145
	Evolution Mining Ltd.	2,266,190	4,071
	Investa Office Fund	1,184,884	4,069
^	Blackmores Ltd.	28,853	3,529
	G8 Education Ltd.	975,965	3,409
^	Independence Group NL	1,083,012	3,328
	GrainCorp Ltd. Class A	506,320	3,298
	Corporate Travel Management Ltd.	177,254	3,265
	InvoCare Ltd.	248,271	3,228
	Regis Resources Ltd.	1,015,598	3,017
	Beach Energy Ltd.	3,969,240	2,969
	IRESS Ltd.	319,481	2,880
	Primary Health Care Ltd.	1,079,032	2,828
	Breville Group Ltd.	305,487	2,728
	Costa Group Holdings Ltd.	571,724	2,720
	Monadelphous Group Ltd.	206,275	2,682
	Cleanaway Waste Management Ltd.	2,320,499	2,671
	Bapcor Ltd.	633,956	2,643
	BWP Trust	1,095,494	2,594
	Washington H Soul Pattinson & Co. Ltd.	197,861	2,531
	St. Barbara Ltd.	1,085,691	2,400
	Cromwell Property Group	3,108,167	2,379
	Altium Ltd.	256,081	2,351
2	MYOB Group Ltd.	802,585	2,310
	Reliance Worldwide Corp. Ltd.	803,896	2,299
	Charter Hall Retail REIT	736,889	2,292
^	Navitas Ltd.	624,866	2,285
^,*	Galaxy Resources Ltd.	848,577	2,246
	Steadfast Group Ltd.	1,083,561	2,227
	ARB Corp. Ltd.	158,624	2,214
	Bega Cheese Ltd.	383,444	2,160
*	NEXTDC Ltd.	543,984	2,152
	Abacus Property Group	734,804	2,139
	Eclipx Group Ltd.	683,484	2,122
	Webjet Ltd.	239,152	2,110
	Mantra Group Ltd.	705,629	2,108
	Seven Group Holdings Ltd.	195,538	1,990
	Super Retail Group Ltd.	318,809	1,898
	GUD Holdings Ltd.	204,842	1,874
	Premier Investments Ltd.	180,530	1,832
*	Saracen Mineral Holdings Ltd.	1,648,109	1,826
	Aveo Group	938,534	1,817
	Pact Group Holdings Ltd.	401,369	1,782
^,*	Pilbara Minerals Ltd.	2,839,288	1,762
^,*	Mayne Pharma Group Ltd.	3,188,940	1,675
	SpeedCast International Ltd.	514,277	1,640
	Sandfire Resources NL	371,688	1,637
^,*	Syrah Resources Ltd.	610,363	1,579
	Nine Entertainment Co. Holdings Ltd.	1,368,513	1,572
	Brickworks Ltd.	144,109	1,567
*	Orocobre Ltd.	421,117	1,567
	McMillan Shakespeare Ltd.	128,937	1,556
	Southern Cross Media Group Ltd.	1,802,189	1,549

46

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Viva Energy REIT	931,243	1,527
*	Bellamy's Australia Ltd.	161,392	1,487
	Charter Hall Long Wale REIT	456,840	1,454
	Ardent Leisure Group	1,008,261	1,447
^,*	Aconex Ltd.	370,841	1,444
	WiseTech Global Ltd.	160,605	1,436
	APN Outdoor Group Ltd.	398,010	1,426
	Credit Corp. Group Ltd.	92,616	1,425
	Automotive Holdings Group Ltd.	571,705	1,418
	IPH Ltd.	311,336	1,396
	Aventus Retail Property Fund Ltd.	784,454	1,395
	Technology One Ltd.	360,576	1,393
	Sigma Healthcare Ltd.	2,392,689	1,384
*	Lynas Corp. Ltd.	9,953,818	1,375
	Tassal Group Ltd.	399,963	1,290
	SmartGroup Corp. Ltd.	169,708	1,264
	National Storage REIT	1,105,064	1,249
^	Blue Sky Alternative Investments Ltd.	115,005	1,240
	Estia Health Ltd.	457,685	1,220
*	Nanosonics Ltd.	509,136	1,171
^	Western Areas Ltd.	548,807	1,171
	Growthpoint Properties Australia Ltd.	456,715	1,165
^	BWX Ltd.	200,898	1,116
^	Retail Food Group Ltd.	330,917	1,115
^	Inghams Group Ltd.	408,325	1,111
	Genworth Mortgage Insurance Australia Ltd.	508,355	1,106
	IDP Education Ltd.	255,262	1,096
	GWA Group Ltd.	553,993	1,082
	Sirtex Medical Ltd.	101,801	1,066
*	Australian Agricultural Co. Ltd.	932,045	1,050
	Australian Pharmaceutical Industries Ltd.	899,727	1,039
	oOh!media Ltd.	303,255	1,017
	Myer Holdings Ltd.	1,736,362	1,017
	Ausdrill Ltd.	602,986	1,003
	Folkestone Education Trust	450,700	966
	Resolute Mining Ltd.	1,208,199	948
	Collins Foods Ltd.	222,075	943
	Centuria Industrial REIT	469,123	924
*	Gold Road Resources Ltd.	1,739,333	916
	Gateway Lifestyle	604,990	915
	Arena REIT	529,164	908
*	Elders Ltd.	227,641	883
	Asaleo Care Ltd.	769,072	872
	Ingenia Communities Group	413,353	840
	Rural Funds Group	490,702	830
*	Starpharma Holdings Ltd.	748,271	785
	GDI Property Group	846,987	775
^	Japara Healthcare Ltd.	497,471	770
	HT&E Ltd.	566,549	755
	RCR Tomlinson Ltd.	228,950	754
*	Westgold Resources Ltd.	527,464	754
^	Regis Healthcare Ltd.	265,760	742
	Greencross Ltd.	179,828	732
	SG Fleet Group Ltd.	231,945	726
*	Infigen Energy	1,279,426	717
	Tox Free Solutions Ltd.	381,163	716
^,*	Mesoblast Ltd.	662,883	679
	FlexiGroup Ltd.	588,537	662
	MACA Ltd.	386,326	619
*	Cardno Ltd.	595,835	606
^,*	Senex Energy Ltd.	2,258,411	598
	Hotel Property Investments	242,527	584
^	Superloop Ltd.	289,099	556
^	Select Harvests Ltd.	151,182	544

47

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	SeaLink Travel Group Ltd.	165,088	543
*	Ainsworth Game Technology Ltd.	306,898	536
	WPP AUNZ Ltd.	751,104	529
*	Village Roadshow Ltd.	182,775	525
*	Perseus Mining Ltd.	2,107,224	513
	Cedar Woods Properties Ltd.	113,247	497
	OFX Group Ltd.	444,050	475
*	Highfield Resources Ltd.	579,478	465
	Virtus Health Ltd.	103,788	436
*	AWE Ltd.	1,111,788	435
	Mount Gibson Iron Ltd.	1,424,457	415
	RCG Corp. Ltd.	691,276	397
*	Beadell Resources Ltd.	2,693,199	368
^,*	Liquefied Natural Gas Ltd.	914,751	330
^,*	Karoon Gas Australia Ltd.	349,978	322
*	CSG Ltd.	686,200	310
	Cabcharge Australia Ltd.	244,153	310
	Decmil Group Ltd.	300,392	293
	ERM Power Ltd.	274,157	285
	Vita Group Ltd.	287,028	284
	NZME Ltd.	411,453	259
^	iSentia Group Ltd.	327,095	248
	Reject Shop Ltd.	67,509	241
*	Cash Converters International Ltd.	704,790	194
	Thorn Group Ltd.	275,818	169
*,3	Quintis Ltd.	686,147	155
^,*,3	Paladin Energy Ltd.	2,658,601	96
^,*,3	ACN 004 410 833 Ltd.	4,377,411	74
*,3	Ten Network Holdings Ltd.	435,109	53
*,3	Virgin Australia Holdings Pvt Ltd	1,276,415	5
*,3	SGH Energy Pty Ltd.	1,906,834	—
*,3	DSHE Holdings Ltd.	201,826	—
*,3	Jacana Minerals Ltd.	37,888	—
			242,416
Austria (0.9%)
	BUWOG AG	234,099	6,748
	Wienerberger AG	257,801	6,615
	IMMOFINANZ AG	1,989,367	5,028
	CA Immobilien Anlagen AG	151,164	4,310
	Lenzing AG	29,009	3,927
	Oesterreichische Post AG	73,312	3,256
	Mayr Melnhof Karton AG	18,137	2,633
	RHI AG	56,676	2,517
	UNIQA Insurance Group AG	237,962	2,438
*	Schoeller-Bleckmann Oilfield Equipment AG	25,316	2,362
	S IMMO AG	124,050	2,185
	Verbund AG	71,790	1,743
	Strabag SE	32,197	1,345
	Zumtobel Group AG	62,433	1,067
	Palfinger AG	22,209	982
	EVN AG	57,168	902
^	DO & CO AG	14,768	783
	Flughafen Wien AG	18,434	742
^	Semperit AG Holding	21,916	641
^	Porr AG	20,384	637
	Kapsch TrafficCom AG	8,925	518
			51,379
Belgium (1.2%)
	Ontex Group NV	174,194	6,126
	Cofinimmo SA	43,491	5,518
	KBC Ancora	77,065	4,594
	Melexis NV	40,044	4,013
	Elia System Operator SA/NV	67,532	3,917
	Warehouses De Pauw CVA	35,800	3,873

48

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Aedifica SA	39,153	3,732
	Bekaert SA	76,063	3,598
*	Tessenderlo Chemie NV (Voting Shares)	56,492	2,711
	Befimmo SA	41,888	2,602
^	Euronav NV	281,498	2,333
	Gimv NV	38,179	2,301
	D'ieteren SA/NV	49,954	2,285
	Barco NV	21,305	2,183
	Cie d'Entreprises CFE	14,876	2,175
	Econocom Group SA/NV	282,108	2,171
	Kinepolis Group NV	31,439	2,124
*	AGFA-Gevaert NV	377,296	1,773
	Orange Belgium SA	68,445	1,585
^	Ion Beam Applications	43,466	1,332
^,*	Nyrstar (Voting Shares)	156,425	1,249
	EVS Broadcast Equipment SA	30,627	1,151
^	Greenyard NV	32,155	761
	Van de Velde NV	11,777	652
	Wereldhave Belgium NV	4,443	471
			65,230
Brazil (1.2%)
	Magazine Luiza SA	162,100	3,159
	CVC Brasil Operadora e Agencia de Viagens SA	223,100	2,946
	TOTVS SA	287,100	2,859
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	633,200	2,478
	MRV Engenharia e Participacoes SA	584,600	2,261
	Iguatemi Empresa de Shopping Centers SA	189,600	2,230
	Cia Hering	249,600	2,228
*	Metalurgica Gerdau SA Preference Shares Class A	1,384,800	2,163
*	B2W Cia Digital Common Shares	326,717	2,120
	Cia de Saneamento do Parana Preference Shares	635,800	2,109
	Duratex SA	651,400	1,904
*	Via Varejo SA	271,300	1,872
	Banco do Estado do Rio Grande do Sul SA Preference Shares	374,550	1,745
	Cia de Saneamento de Minas Gerais-COPASA	144,370	1,739
	Iochpe Maxion SA	252,090	1,725
	Linx SA	268,134	1,687
	Alpargatas SA Preference Shares	305,902	1,618
	EcoRodovias Infraestrutura e Logistica SA	427,400	1,594
	Cia Energetica de Sao Paulo Preference Shares	390,800	1,553
	Arezzo Industria e Comercio SA	93,300	1,442
	Alupar Investimento SA	232,709	1,284
	Marcopolo SA Preference Shares	1,009,780	1,225
*	Light SA	209,900	1,173
*	Aliansce Shopping Centers SA	179,803	964
	Magnesita Refratarios SA	66,940	941
*	Instituto Hermes Pardini SA	99,200	936
*	Marfrig Global Foods SA	456,912	898
*	Gol Linhas Aereas Inteligentes SA Preference Shares	210,500	891
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	195,318	880
	Randon Participacoes SA Preference Shares	402,388	857
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	151,072	846
	Guararapes Confeccoes SA	17,000	813
	Ez Tec Empreendimentos e Participacoes SA	123,505	812
2	Ser Educacional SA	79,700	752
	SLC Agricola SA	105,900	712
	BR Properties SA	219,039	699
	Minerva SA	196,000	689
	GAEC Educacao SA	91,962	686
	Wiz Solucoes e Corretagem de Seguros SA	136,900	683
	Tupy SA	120,731	643
	Mahle-Metal Leve SA	96,100	630
*	Prumo Logistica SA	183,600	625
*	Construtora Tenda SA	116,868	611

49

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Santos Brasil Participacoes SA	513,330	549
* Alliar Medicos A Frente SA	108,100	540
QGEP Participacoes SA	191,600	495
* Even Construtora e Incorporadora SA	266,622	440
Cia Energetica do Ceara Preference Shares	27,342	439
* Movida Participacoes SA	168,700	423
Dimed SA Distribuidora da Medicamentos	2,789	412
Sonae Sierra Brasil SA	47,400	405
* Marisa Lojas SA	142,090	341
* JSL SA	115,200	327
* Direcional Engenharia SA	163,694	293
* Gafisa SA	46,768	212
* Ser Educacional SA	8,998	85
* Iochpe Maxion SA Warrants Exp. 04/01/2019	4,854	2
		65,645
Canada (12.2%)
Open Text Corp.	550,584	19,252
Onex Corp.	220,236	16,738
First Quantum Minerals Ltd.	1,491,565	16,683
Gildan Activewear Inc.	485,122	14,846
CCL Industries Inc. Class B	303,681	14,637
^ PrairieSky Royalty Ltd.	463,026	12,325
^ Keyera Corp.	402,043	11,836
* Kinross Gold Corp.	2,718,434	10,746
Industrial Alliance Insurance & Financial Services Inc.	232,238	10,524
Lundin Mining Corp.	1,372,143	10,466
CAE Inc.	583,262	10,335
H&R REIT	620,395	10,301
* Seven Generations Energy Ltd. Class A	657,027	9,921
WSP Global Inc.	220,816	9,897
West Fraser Timber Co. Ltd.	162,685	9,895
Methanex Corp.	188,764	9,199
Finning International Inc.	364,273	8,883
* Bombardier Inc. Class B	4,179,003	8,843
Algonquin Power & Utilities Corp.	812,431	8,697
^ Vermilion Energy Inc.	236,917	8,086
AltaGas Ltd.	353,432	8,057
Maxar Technologies Ltd.	120,811	7,642
^ Canadian Apartment Properties REIT	286,443	7,565
Toromont Industries Ltd.	165,148	7,280
Stantec Inc.	246,728	7,049
Cameco Corp.	858,972	6,978
Quebecor Inc. Class B	177,956	6,715
Ritchie Bros Auctioneers Inc.	233,194	6,540
TMX Group Ltd.	119,347	6,521
Element Fleet Management Corp.	834,218	6,427
Empire Co. Ltd.	370,086	6,406
Linamar Corp.	100,515	6,099
Atco Ltd.	162,474	5,891
Allied Properties REIT	183,036	5,865
^ Parkland Fuel Corp.	281,864	5,724
^ Enbridge Income Fund Holdings Inc.	244,668	5,703
Whitecap Resources Inc.	794,385	5,702
Canadian REIT	156,440	5,651
SmartCentres REIT	249,975	5,615
* IAMGOLD Corp.	1,015,604	5,574
* Stars Group Inc.	273,164	5,499
Yamana Gold Inc.	2,059,821	5,349
Pan American Silver Corp.	326,658	5,338
* B2Gold Corp.	2,089,988	5,314
Canadian Western Bank	188,389	5,307
First Capital Realty Inc.	319,633	5,069
Chartwell Retirement Residences	416,494	4,956
Premium Brands Holdings Corp.	61,003	4,937

50

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Ivanhoe Mines Ltd.	1,333,457	4,827
*	Descartes Systems Group Inc.	166,218	4,819
	New Flyer Industries Inc.	113,464	4,814
^	Peyto Exploration & Development Corp.	350,887	4,787
	Enerplus Corp.	519,627	4,765
	Kirkland Lake Gold Ltd.	400,743	4,700
	Maple Leaf Foods Inc.	178,534	4,630
	TFI International Inc.	191,507	4,623
	FirstService Corp.	65,983	4,593
	Northland Power Inc.	238,464	4,560
	Cott Corp.	301,340	4,517
	Cominar REIT	405,366	4,349
	Colliers International Group Inc.	73,912	4,332
*	Parex Resources Inc.	324,361	4,314
	Gibson Energy Inc.	313,873	4,267
	Osisko Gold Royalties Ltd.	337,944	4,254
^	Cineplex Inc.	139,105	4,207
*	New Gold Inc.	1,246,085	4,124
	Emera Inc.	109,174	4,113
	Alamos Gold Inc. Class A	646,185	4,092
*	Detour Gold Corp.	382,818	4,080
	Capital Power Corp.	212,287	4,020
	Granite REIT	100,797	3,894
	Hudbay Minerals Inc.	512,612	3,811
	TransAlta Corp.	627,714	3,712
*	Pretium Resources Inc.	329,547	3,709
	OceanaGold Corp.	1,346,846	3,612
	Stella-Jones Inc.	92,353	3,608
^	Enercare Inc.	225,524	3,515
	Artis REIT	323,586	3,489
	Norbord Inc.	96,246	3,469
	Laurentian Bank of Canada	70,740	3,290
	Jean Coutu Group PJC Inc. Class A	173,264	3,288
	ShawCor Ltd.	151,503	3,283
	Tahoe Resources Inc.	675,240	3,240
*	Centerra Gold Inc.	469,815	3,190
	Transcontinental Inc. Class A	142,136	3,155
	Superior Plus Corp.	312,967	3,151
*	Great Canadian Gaming Corp.	126,887	3,016
	Russel Metals Inc.	134,366	3,004
*	Canfor Corp.	149,614	2,976
*	Air Canada Class B	148,832	2,949
	CES Energy Solutions Corp.	541,859	2,919
*	Raging River Exploration Inc.	493,777	2,913
	Dream Office REIT	169,667	2,876
	Mullen Group Ltd.	217,779	2,858
	ECN Capital Corp.	834,061	2,735
*	Paramount Resources Ltd. Class A	158,330	2,710
*	Celestica Inc.	269,001	2,700
^	Genworth MI Canada Inc.	85,667	2,662
	Enerflex Ltd.	192,592	2,620
	Winpak Ltd.	67,787	2,617
*	Endeavour Mining Corp.	147,201	2,616
*	Kinaxis Inc.	51,805	2,583
	North West Co. Inc.	104,334	2,546
^	Boardwalk REIT	82,075	2,533
^,*	MEG Energy Corp.	563,903	2,505
*	SSR Mining Inc.	260,108	2,498
	Pason Systems Inc.	169,664	2,463
^,*	First Majestic Silver Corp.	358,863	2,417
*	Torex Gold Resources Inc.	174,348	2,404
	Corus Entertainment Inc. Class B	256,868	2,383
*	NuVista Energy Ltd.	374,835	2,330
	Northview Apartment REIT	124,892	2,254

51

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Innergex Renewable Energy Inc.	205,890	2,249
	Secure Energy Services Inc.	339,267	2,212
	Westshore Terminals Investment Corp.	113,977	2,174
	Eldorado Gold Corp.	1,717,665	2,157
*	NovaGold Resources Inc.	525,505	2,143
	TransAlta Renewables Inc.	194,782	2,100
*	Advantage Oil & Gas Ltd.	394,101	2,086
	Aecon Group Inc.	133,233	2,007
*	Precision Drilling Corp.	654,985	1,965
	Birchcliff Energy Ltd.	478,743	1,948
	Martinrea International Inc.	196,589	1,928
^	Hudson's Bay Co.	219,900	1,921
*	ATS Automation Tooling Systems Inc.	165,529	1,905
*	Kelt Exploration Ltd.	336,047	1,842
*	SEMAFO Inc.	718,389	1,804
	Enghouse Systems Ltd.	42,542	1,798
	Cogeco Communications Inc.	24,455	1,758
	Cascades Inc.	145,785	1,756
*	Canadian Solar Inc.	98,641	1,737
^	Extendicare Inc.	236,955	1,721
^	TORC Oil & Gas Ltd.	310,852	1,636
	Dorel Industries Inc. Class B	61,615	1,607
*	Sierra Wireless Inc.	71,255	1,594
	Nevsun Resources Ltd.	670,711	1,580
^,*	ProMetic Life Sciences Inc.	1,451,385	1,541
	Ensign Energy Services Inc.	289,026	1,488
^,*	Baytex Energy Corp.	523,823	1,441
^	Home Capital Group Inc. Class B	130,038	1,407
*	Gran Tierra Energy Inc. (Toronto Shares)	596,076	1,298
	Just Energy Group Inc.	215,693	1,200
*	Obsidian Energy Ltd.	1,034,659	1,099
*	Crew Energy Inc.	298,838	1,012
*	Alacer Gold Corp.	613,104	955
^	First National Financial Corp.	34,757	773
*	China Gold International Resources Corp. Ltd.	485,688	753
	Morguard REIT	65,174	720
*	Gran Tierra Energy Inc.	289,960	629
	Dollarama Inc.	1,378	153
	Pembina Pipeline Corp.	3,940	130
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	5,460	10
*,3	Great Basin Gold Ltd.	345,634	1
	Waste Connections Inc.	1	—
			685,411
Chile (0.2%)
	Engie Energia Chile SA	1,065,066	2,266
	CAP SA	160,396	1,745
	Inversiones Aguas Metropolitanas SA	930,396	1,691
	Vina Concha y Toro SA	891,168	1,571
*	Cia Sud Americana de Vapores SA	25,231,086	1,462
	Ripley Corp. SA	1,364,571	1,430
	Inversiones La Construccion SA	72,662	1,233
	Forus SA	183,653	799
*	SMU SA	2,666,986	712
			12,909
China (3.0%)
	CIFI Holdings Group Co. Ltd.	7,008,240	3,907
*	Sohu.com Inc.	67,372	3,856
*	Landing International Development Ltd.	136,357,810	3,779
*	China Biologic Products Holdings Inc.	48,042	3,733
*	China First Capital Group Ltd.	6,402,000	3,107
	CMBC Capital Holdings Ltd.	33,499,342	2,926
*	Kaisa Group Holdings Ltd.	3,968,000	2,535
	Future Land Holdings Co. Ltd. Class A	820,462	2,530
^	Chinasoft International Ltd.	4,184,560	2,442

52

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^,*	Kingdee International Software Group Co. Ltd.	4,501,640	2,414
	Fufeng Group Ltd.	3,292,864	2,373
	Tong Ren Tang Technologies Co. Ltd.	1,681,948	2,364
	Skyworth Digital Holdings Ltd.	4,778,497	2,201
^	Tongda Group Holdings Ltd.	7,602,346	2,157
^,*,2	Zhou Hei Ya International Holdings Co. Ltd.	2,125,000	2,047
	Hollysys Automation Technologies Ltd.	89,915	2,019
	China ZhengTong Auto Services Holdings Ltd.	1,917,000	2,018
2	Qingdao Port International Co. Ltd.	2,756,000	1,948
*	YY Inc. ADR	21,160	1,913
	Lonking Holdings Ltd.	4,208,313	1,894
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	1,417,841	1,862
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	1,699,000	1,796
^,*	Digital China Holdings Ltd.	2,933,250	1,776
	Yuexiu Transport Infrastructure Ltd.	2,420,000	1,776
	NetDragon Websoft Holdings Ltd.	517,170	1,705
*	Q Technology Group Co. Ltd.	752,000	1,684
	Future Land Development Holdings Ltd.	3,462,000	1,667
^,*	Tibet Water Resources Ltd.	3,913,006	1,616
	Tianneng Power International Ltd.	1,652,000	1,593
^,*	SMI Holdings Group Ltd.	3,075,200	1,577
	SSY Group Ltd.	3,311,324	1,575
^	China Water Affairs Group Ltd.	2,161,600	1,574
2	Fu Shou Yuan International Group Ltd.	2,221,000	1,561
	Yuzhou Properties Co. Ltd.	3,154,896	1,558
	Bank of Chongqing Co. Ltd.	1,908,600	1,549
^	Greatview Aseptic Packaging Co. Ltd.	2,474,000	1,548
	Vinda International Holdings Ltd.	762,873	1,542
	Sinopec Kantons Holdings Ltd.	2,363,962	1,532
	Powerlong Real Estate Holdings Ltd.	3,130,000	1,489
^	China Maple Leaf Educational Systems Ltd.	1,358,000	1,473
	China Lesso Group Holdings Ltd.	2,202,437	1,472
	Beijing Capital Land Ltd.	2,650,000	1,428
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	363,000	1,352
	China SCE Property Holdings Ltd.	2,932,000	1,324
2	Hua Hong Semiconductor Ltd.	686,540	1,200
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,141,480	1,132
^,*,3	China Shanshui Cement Group Ltd.	1,992,757	1,124
*	BeiGene Ltd. ADR	11,960	1,104
	China Suntien Green Energy Corp. Ltd.	3,890,762	1,103
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	863,173	1,084
^,*	Lifetech Scientific Corp.	4,350,058	1,076
	Greentown Service Group Co. Ltd.	1,566,000	1,036
*	C C Land Holdings Ltd.	4,427,000	965
^,*	FDG Electric Vehicles Ltd.	21,763,885	950
	China Overseas Grand Oceans Group Ltd.	1,579,000	926
*	Bitauto Holdings Ltd. ADR	20,300	917
^,*	Huayi Tencent Entertainment Co. Ltd.	14,930,000	910
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	893,671	902
*	Hi Sun Technology China Ltd.	3,882,101	891
^,*	O-Net Technologies Group Ltd.	1,208,000	875
2	Redco Properties Group Ltd.	1,708,000	850
*,2	Haichang Ocean Park Holdings Ltd.	3,474,000	833
	Greenland Hong Kong Holdings Ltd.	1,725,000	827
^	Texhong Textile Group Ltd.	588,000	811
*,2	Ozner Water International Holding Ltd.	2,527,000	800
2	Tian Ge Interactive Holdings Ltd.	1,087,000	795
	Sinotrans Shipping Ltd.	2,749,190	786
^	China High Speed Transmission Equipment Group Co. Ltd.	714,300	779
	Dongjiang Environmental Co. Ltd.	494,400	759
	Dah Chong Hong Holdings Ltd.	1,605,988	754
^,*	Grand Baoxin Auto Group Ltd.	1,396,359	752
^	Chaowei Power Holdings Ltd.	1,304,563	736
	Huangshan Tourism Development Co. Ltd. Class B	484,900	727

53

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	CT Environmental Group Ltd.	4,683,760	721
*,2	China Metal Resources Utilization Ltd.	1,832,000	719
	Harbin Electric Co. Ltd.	1,525,813	718
^,*,3	Hybrid Kinetic Group Ltd.	28,246,000	706
*	West China Cement Ltd.	4,215,200	670
^,2	Cogobuy Group	1,112,000	669
	Guangdong Provincial Expressway Development Co. Ltd. Class B	727,725	667
^,*	Carnival Group International Holdings Ltd.	13,156,873	666
	CPMC Holdings Ltd.	788,000	661
^	PAX Global Technology Ltd.	1,290,062	653
	Shanghai Diesel Engine Co. Ltd. Class B	811,500	650
*	Sinolink Worldwide Holdings Ltd.	4,244,000	637
	China Oil & Gas Group Ltd.	9,288,000	631
^,2	Cosmo Lady China Holdings Co. Ltd.	1,567,131	627
	Xingda International Holdings Ltd.	1,629,000	622
*	China Power Clean Energy Development Co. Ltd.	1,027,500	615
	Xtep International Holdings Ltd.	1,857,879	615
*	Kama Co. Ltd. Class B	578,112	611
	China Electronics Optics Valley Union Holding Co. Ltd.	6,360,000	604
	China Overseas Property Holdings Ltd.	2,485,000	599
*	Hangzhou Steam Turbine Co. Ltd. Class B	570,912	585
	China All Access Holdings Ltd.	1,984,000	583
	Shandong Airlines Co. Ltd. Class B	307,048	570
	China Lilang Ltd.	723,000	563
^,*	North Mining Shares Co. Ltd.	27,403,200	562
*	Glorious Property Holdings Ltd.	5,153,000	562
	Dawnrays Pharmaceutical Holdings Ltd.	944,000	559
^,*	China Water Industry Group Ltd.	2,568,000	556
	China Fangda Group Co. Ltd. Class B	877,900	555
	China Shineway Pharmaceutical Group Ltd.	591,343	554
	Shanghai Highly Group Co. Ltd. Class B	620,300	551
^,*	China Modern Dairy Holdings Ltd.	2,685,000	550
	Luthai Textile Co. Ltd. Class B	490,792	545
	Huaxin Cement Co. Ltd. Class B	470,960	545
*	51job Inc. ADR	8,700	539
	Shanghai Industrial Urban Development Group Ltd.	2,414,000	520
*	Shang Gong Group Co. Ltd. Class B	512,500	519
	Wasion Group Holdings Ltd.	993,454	511
*	AVIC International Holding HK Ltd.	7,618,000	508
	INESA Intelligent Tech Inc. Class B	699,133	504
^	China Merchants Land Ltd.	2,654,000	500
	Concord New Energy Group Ltd.	10,180,000	496
*	Capital Environment Holdings Ltd.	10,532,000	493
^	TCL Multimedia Technology Holdings Ltd.	915,842	493
^,*	Yashili International Holdings Ltd.	2,190,000	491
*	Rentian Technology Holdings Ltd.	10,070,000	484
	Comba Telecom Systems Holdings Ltd.	2,615,959	480
	Poly Culture Group Corp. Ltd.	197,414	475
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	5,600,000	467
	Weiqiao Textile Co.	894,000	466
	Ajisen China Holdings Ltd.	981,408	461
	Fantasia Holdings Group Co. Ltd.	3,228,000	460
^,*	Chiho Environmental Group Ltd.	908,000	455
	361 Degrees International Ltd.	1,186,000	452
	Shanghai Jinjiang International Travel Co. Ltd. Class B	149,946	451
*	Fang Holdings Ltd. ADR	98,900	449
*,3	Hua Han Health Industry Holdings Ltd.	6,569,183	446
*	Lianhua Supermarket Holdings Co. Ltd.	1,044,000	442
*,3	Coolpad Group Ltd.	4,660,669	430
^,*	China Chengtong Development Group Ltd.	5,776,000	430
*	China Huiyuan Juice Group Ltd.	1,333,000	424
	Sinosoft Technology Group Ltd.	1,378,000	422
	Tianjin Port Development Holdings Ltd.	2,673,976	419
	Eastern Communications Co. Ltd. Class B	617,050	414

54

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Guorui Properties Ltd.	1,398,000	413
^	Enerchina Holdings Ltd.	20,176,500	407
	Welling Holding Ltd.	1,985,600	405
*	Baozun Inc. ADR	12,800	402
	Qingling Motors Co. Ltd.	1,152,929	392
	Launch Tech Co. Ltd.	342,500	388
^	Phoenix Satellite Television Holdings Ltd.	2,651,783	388
	Tiangong International Co. Ltd.	3,253,478	384
	Tianjin Development Holdings Ltd.	746,000	383
	Minmetals Land Ltd.	2,524,000	376
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	385,600	374
*	Shanghai Zhongyida Co. Ltd. Class B	842,700	368
*	Sany Heavy Equipment International Holdings Co. Ltd.	2,012,000	356
*	China Beidahuang Industry Group Holdings Ltd.	7,280,000	350
*	China Yurun Food Group Ltd.	2,718,000	328
	First Tractor Co. Ltd.	668,954	327
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	561,300	326
	Colour Life Services Group Co. Ltd.	543,000	324
	China Electronics Huada Technology Co. Ltd.	1,780,000	320
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	584,000	318
*	Changyou.com Ltd. ADR	8,000	310
*,3	Zhonglu Co. Ltd. Class B	191,300	298
*	21Vianet Group Inc. ADR	39,600	297
*	China Logistics Property Holdings Co. Ltd.	832,000	283
*	China Minsheng Drawin Technology Group Ltd.	8,400,000	280
*	Leyou Technologies Holdings Ltd.	1,065,000	275
^	China Singyes Solar Technologies Holdings Ltd.	761,250	273
*	MIE Holdings Corp.	3,158,000	267
*	Shougang Concord International Enterprises Co. Ltd.	9,021,116	265
^,*	Chongqing Iron & Steel Co. Ltd.	1,181,500	253
	Maoye International Holdings Ltd.	2,105,459	243
*	China Rare Earth Holdings Ltd.	3,260,548	243
*	PW Medtech Group Ltd.	1,151,000	241
^,*,3	National Agricultural Holdings Ltd.	1,560,000	238
2	Beijing Urban Construction Design & Development Group Co. Ltd.	406,000	235
	Xiamen International Port Co. Ltd.	1,177,000	228
^,*	JinkoSolar Holding Co. Ltd. ADR	8,500	226
	Dalian Refrigeration Co. Ltd. Class B	396,930	226
*,3	Mingfa Group International Co. Ltd.	915,541	222
*	iKang Healthcare Group Inc. ADR	15,100	215
*	SRE Group Ltd.	8,228,302	213
2	Kangda International Environmental Co. Ltd.	827,111	209
*,3	China Fiber Optic Network System Group Ltd.	2,215,200	199
	Chongqing Machinery & Electric Co. Ltd.	1,612,000	196
^,*	Loudong General Nice Resources China Holdings Ltd.	5,046,000	194
*	Xinjiang Xinxin Mining Industry Co. Ltd.	1,379,000	189
*	V1 Group Ltd.	4,985,484	163
^	Hilong Holding Ltd.	1,009,000	161
	Hengdeli Holdings Ltd.	3,017,765	155
^,*	Munsun Capital Group Ltd.	16,540,936	153
	Hefei Meiling Co. Ltd. Class B	267,360	148
	Changchai Co. Ltd. Class B	238,200	133
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	223,180	132
*,3	Anxin-China Holdings Ltd.	2,621,200	129
	Fiyta Holdings Ltd. Class B	130,809	119
^,*	China Dynamics Holdings Ltd.	4,458,752	117
*	China Soft Power Technology Holdings Ltd.	6,530,322	115
*	Daphne International Holdings Ltd.	1,641,996	112
*,3	Boshiwa International Holding Ltd.	469,000	101
^,*	Boer Power Holdings Ltd.	389,000	100
*	Tech Pro Technology Development Ltd.	10,406,800	97
^	Wisdom Sports Group	694,000	97
^,*,3	China Lumena New Materials Corp.	3,950,000	63
	Shenguan Holdings Group Ltd.	720,000	39

55

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Xinhua Winshare Publishing and Media Co. Ltd.	42,600	37
	BYD Electronic International Co. Ltd.	13,500	37
	Sihuan Pharmaceutical Holdings Group Ltd.	78,000	28
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	99,024	26
*,3	Real Gold Mining Ltd.	239,476	26
	Logan Property Holdings Co. Ltd.	27,000	25
*,3	China High Precision Automation Group Ltd.	401,000	—
^,*,3	China Metal Recycling Holdings Ltd.	332,400	—
			167,558
Colombia (0.0%)
	Banco Davivienda SA Preference Shares	218,040	2,149
	Avianca Holdings SA Preference Shares	707,688	621
			2,770
Czech Republic (0.0%)
	Philip Morris CR AS	1,030	762

Denmark (1.5%)
	GN Store Nord A/S	307,430	10,174
	FLSmidth & Co. A/S	107,774	7,388
*,2	Nets A/S	263,278	6,721
	Royal Unibrew A/S	111,697	6,430
	Sydbank A/S	145,298	5,672
	Ambu A/S Class B	57,986	5,345
	SimCorp A/S	84,803	5,179
*	Topdanmark A/S	104,709	4,304
	Rockwool International A/S Class B	13,869	3,765
	Dfds A/S	61,430	3,562
	Schouw & Co. AB	27,581	2,870
*	Nilfisk Holding A/S	59,055	2,838
*	Bavarian Nordic A/S	68,923	2,797
*	NKT A/S	59,695	2,559
	Spar Nord Bank A/S	175,306	2,230
2	Scandinavian Tobacco Group A/S	128,877	2,180
	ALK-Abello A/S	13,428	2,102
*	Bang & Olufsen A/S	76,158	1,765
	Alm Brand A/S	142,563	1,475
*	D/S Norden A/S	53,236	1,106
	Matas A/S	69,683	780
	Solar A/S Class B	9,186	590
*,3	OW Bunker A/S	24,023	—
			81,832
Egypt (0.1%)
*	Orascom Construction Ltd.	123,042	986
	Medinet Nasr Housing	1,042,776	625
*	Six of October Development & Investment	532,780	560
*	Palm Hills Developments SAE	2,364,491	554
	Heliopolis Housing	278,784	482
*	Pioneers Holding for Financial Investments SAE	880,939	473
*	Ezz Steel	477,591	471
	Oriental Weavers	314,818	325
	Sidi Kerir Petrochemicals Co.	249,068	300
	Orascom Telecom Media And Technology Holding SAE	5,076,483	242
*,3	Nile Cotton Ginning	31,192	12
			5,030
Finland (1.1%)
	Amer Sports Oyj	256,157	6,373
	Outokumpu Oyj	671,650	6,349
	Konecranes Oyj Class A	135,567	6,242
	Valmet Oyj	291,438	5,651
	Cargotec Oyj Class B	89,355	5,275
	Tieto Oyj	159,774	4,892
	Metsa Board Oyj	370,743	2,750
^,*	Outotec Oyj	323,506	2,573
	Uponor Oyj	116,761	2,351

56

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Kemira Oyj	166,606	2,348
	Sanoma Oyj	178,099	2,114
	Cramo Oyj	92,420	2,052
*	DNA Oyj	114,880	1,980
	YIT Oyj	259,811	1,975
	Citycon Oyj	804,948	1,966
^,*	Caverion Oyj	212,341	1,607
	Finnair Oyj	118,575	1,546
	Ramirent Oyj	139,184	1,281
	F-Secure Oyj	209,351	1,072
	Raisio Oyj	240,147	993
	Oriola Oyj	258,756	970
*	Stockmann OYJ Abp Class B	73,504	472
			62,832
France (2.4%)
2	Euronext NV	155,122	9,213
	Elis SA	256,156	6,679
	Altran Technologies SA	342,166	6,328
	Nexity SA	92,362	5,677
	Alten SA	61,102	5,347
*	Air France-KLM	328,427	5,142
	Sopra Steria Group	27,280	5,118
	SPIE SA	177,405	4,668
*,2	Worldline SA	85,860	4,198
2	Maisons du Monde SA	96,379	4,170
	Nexans SA	57,419	3,758
^,*	Vallourec SA	648,527	3,547
*	Fnac Darty SA	37,154	3,512
	Television Francaise 1	228,938	3,255
	Metropole Television SA	139,716	3,230
	Korian SA	96,971	3,151
	SOITEC	39,802	3,132
	Tarkett SA	69,934	2,975
2	Europcar Groupe SA	201,022	2,875
	Trigano SA	17,562	2,834
	Neopost SA	76,266	2,811
	Technicolor SA	793,177	2,811
	Vicat SA	34,465	2,666
	IPSOS	69,263	2,560
	Coface SA	197,963	2,163
*	DBV Technologies SA	46,219	2,095
^	Gaztransport Et Technigaz SA	41,060	2,010
^	Mercialys SA	94,786	1,846
	Derichebourg SA	168,075	1,792
*	Genfit	64,978	1,710
*	Eramet	20,164	1,661
	Bonduelle SCA	29,085	1,373
	FFP	10,827	1,302
*	Virbac SA	10,042	1,293
	Beneteau SA	71,547	1,287
	Albioma SA	52,166	1,244
	Vilmorin & Cie SA	12,219	1,177
	Mersen SA	26,555	1,166
	Manitou BF SA	24,457	969
	Boiron SA	10,530	951
	Guerbet	10,081	908
	Jacquet Metal Service	25,596	828
	Direct Energie	17,665	813
	Rallye SA	47,091	805
	Interparfums SA	20,526	765
	MGI Coutier	15,200	617
	GL Events	19,025	580
*	Etablissements Maurel et Prom	128,829	546
^	Havas SA	49,364	531

57

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Bourbon Corp.	56,874	508
*	Parrot SA	39,816	496
	Haulotte Group SA	26,623	485
*	Stallergenes Greer plc	8,411	431
	Groupe Crit	4,529	427
*	Esso SA Francaise	5,757	393
	Union Financiere de France BQE SA	9,684	366
	Albioma SA Loyalty Line	8,890	212
*	Ubisoft Entertainment SA	1,088	83
*	Rubis SCA	960	60
2	Elior Group SA	1,584	45
			133,595
Germany (4.4%)
	Rheinmetall AG	92,461	10,982
	Freenet AG	273,673	9,165
*	Dialog Semiconductor plc	166,840	8,336
	Duerr AG	53,434	7,395
	Drillisch AG	101,227	7,181
*	Evotec AG	289,033	6,151
*	Siltronic AG	41,007	6,120
	Aurubis AG	74,409	6,098
^,*	MorphoSys AG	63,278	5,492
	Gerresheimer AG	68,621	5,489
	TAG Immobilien AG	315,164	5,433
	Aareal Bank AG	128,664	5,350
*	Software AG	105,013	5,338
	GRENKE AG	54,027	5,291
	Stabilus SA	53,217	4,860
	Norma Group SE	71,064	4,843
	CTS Eventim AG & Co. KGaA	116,884	4,835
	Jungheinrich AG Preference Shares	105,701	4,814
	STADA Arzneimittel AG	49,588	4,790
	Leoni AG	71,238	4,740
	Bechtle AG	58,872	4,712
	Salzgitter AG	83,265	4,029
	alstria office REIT-AG	281,729	4,005
	Krones AG	31,615	4,000
	TLG Immobilien AG	170,553	3,956
*,2	Rocket Internet SE	152,434	3,919
	Deutsche EuroShop AG	103,402	3,779
	Jenoptik AG	111,222	3,749
*	AIXTRON SE	231,502	3,614
	Nemetschek SE	40,053	3,581
*,2	Hapag-Lloyd AG	79,967	3,514
	Stroeer SE & Co. KGaA	53,014	3,390
2	Deutsche Pfandbriefbank AG	226,720	3,263
2	ADO Properties SA	64,138	3,171
^	Bilfinger SE	72,181	2,912
	Indus Holding AG	41,280	2,895
	CompuGroup Medical SE	49,803	2,868
	Carl Zeiss Meditec AG	50,596	2,698
	Sixt SE Preference Shares	39,991	2,594
	Schaeffler AG Preference Shares	155,969	2,487
	Deutz AG	288,175	2,441
*,2	Tele Columbus AG	232,995	2,430
	DMG Mori AG	41,119	2,381
	Pfeiffer Vacuum Technology AG	14,754	2,369
	Sixt SE	24,878	2,329
	Koenig & Bauer AG	29,436	2,292
^,*	zooplus AG	13,621	2,248
*	Heidelberger Druckmaschinen AG	556,674	2,225
*	PATRIZIA Immobilien AG	101,652	2,153
	Kloeckner & Co. SE	166,190	1,960
	RHOEN-KLINIKUM AG	55,924	1,953

58

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	KWS Saat SE	4,452	1,876
^,*	SGL Carbon SE	118,644	1,871
	Draegerwerk AG & Co. KGaA Preference Shares	16,045	1,844
	XING SE	6,158	1,829
	Wacker Neuson SE	55,126	1,795
	Takkt AG	71,155	1,479
^,*	Nordex SE	141,888	1,474
	VTG AG	24,666	1,424
	Deutsche Beteiligungs AG	27,417	1,394
	Hamburger Hafen und Logistik AG	43,107	1,377
*	Vossloh AG	20,721	1,313
	DIC Asset AG	99,918	1,175
	Diebold Nixdorf AG	13,791	1,157
	BayWa AG	28,084	1,097
	Wuestenrot & Wuerttembergische AG	39,849	1,070
^	ElringKlinger AG	60,224	1,053
^	SMA Solar Technology AG	21,746	1,012
^	Bertrandt AG	10,277	970
	Biotest AG Preference Shares	34,619	914
	Draegerwerk AG & Co. KGaA	9,524	845
	comdirect bank AG	54,089	750
^	Biotest AG	21,104	668
	Gerry Weber International AG	53,021	659
	Hornbach Baumarkt AG	16,985	620
	CropEnergies AG	44,025	466
	H&R GmbH & Co. KGaA	26,033	461
			247,213
Greece (0.1%)
*	Mytilineos Holdings SA	264,902	2,774
	Grivalia Properties REIC AE	90,267	942
*	GEK Terna Holding Real Estate Construction SA	172,925	854
	Hellenic Exchanges SA	115,148	644
	Fourlis Holdings SA	84,744	550
	Aegean Airlines SA	57,545	524
*	Public Power Corp. SA	225,227	488
*	Holding Co. ADMIE IPTO SA	227,458	487
*	Ellaktor SA	249,051	474
	Athens Water Supply & Sewage Co. SA	13,714	98
*,3	TT Hellenic Postbank SA	44,448	—
			7,835
Hong Kong (1.7%)
	Vitasoy International Holdings Ltd.	1,764,000	4,079
	Fortune REIT (Hong Kong Shares)	2,891,000	3,502
	Luk Fook Holdings International Ltd.	745,000	3,151
	Man Wah Holdings Ltd.	3,242,400	2,929
	SITC International Holdings Co. Ltd.	2,873,858	2,772
^	IGG Inc.	2,061,000	2,767
	NagaCorp Ltd.	3,406,228	2,752
^,*	MMG Ltd.	5,178,140	2,347
	Value Partners Group Ltd.	2,188,498	2,171
	Yuexiu REIT	3,335,169	2,104
*	Pacific Basin Shipping Ltd.	8,490,532	1,939
	HKBN Ltd.	1,856,449	1,885
	Sunlight REIT	2,619,000	1,776
	K Wah International Holdings Ltd.	2,917,000	1,676
^	China Goldjoy Group Ltd.	21,360,000	1,642
	Stella International Holdings Ltd.	970,591	1,581
	Giordano International Ltd.	2,783,735	1,574
^,*	KuangChi Science Ltd.	3,832,000	1,454
*	Freeman FinTech Corp. Ltd.	23,954,488	1,398
	Prosperity REIT	2,993,000	1,278
	Far East Consortium International Ltd.	2,256,858	1,233
3	TCC International Holdings Ltd.	2,630,500	1,221
	Gemdale Properties & Investment Corp. Ltd.	11,718,000	1,202

59

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Pacific Textiles Holdings Ltd.	1,134,000	1,193
*	Lai Sun Development Co. Ltd.	659,250	1,192
^	Truly International Holdings Ltd.	2,923,000	1,132
	SmarTone Telecommunications Holdings Ltd.	889,730	1,108
*	China Baoli Technologies Holdings Ltd.	61,219,960	1,105
^,*	Panda Green Energy Group Ltd.	6,972,645	1,055
	Sun Hung Kai & Co. Ltd.	1,599,000	1,027
	Chow Sang Sang Holdings International Ltd.	470,565	1,026
	Canvest Environmental Protection Group Co. Ltd.	1,787,000	997
	Goodbaby International Holdings Ltd.	1,810,000	989
^,*	GCL New Energy Holdings Ltd.	13,255,541	969
	CP Pokphand Co. Ltd.	11,574,000	935
^,*	China Harmony New Energy Auto Holding Ltd.	1,511,500	893
	Dynam Japan Holdings Co. Ltd.	544,040	852
	Road King Infrastructure Ltd.	518,346	852
^	HC International Inc.	1,070,000	844
^,*	United Laboratories International Holdings Ltd.	944,500	822
	HKR International Ltd.	1,266,400	808
	CITIC Telecom International Holdings Ltd.	2,811,004	804
	Spring REIT	1,824,762	803
^	China Silver Group Ltd.	2,316,000	799
	Microport Scientific Corp.	798,000	788
^	Town Health International Medical Group Ltd.	8,145,419	783
	Pou Sheng International Holdings Ltd.	4,140,000	759
^,*,3	Superb Summit International Group Ltd.	3,957,346	741
^,*,2	IMAX China Holding Inc.	235,558	730
*	COFCO Meat Holdings Ltd.	3,608,000	726
	Nan Hai Corp. Ltd.	23,350,000	707
^,*	Digital Domain Holdings Ltd.	24,140,000	697
	Chong Hing Bank Ltd.	334,000	684
*	BEP International Holdings Ltd.	27,930,000	653
*	G-Resources Group Ltd.	49,326,190	651
	Emperor Capital Group Ltd.	7,523,860	647
	China Aerospace International Holdings Ltd.	5,112,000	643
^,2	Regina Miracle International Holdings Ltd.	669,000	642
	Ju Teng International Holdings Ltd.	1,775,002	633
	Singamas Container Holdings Ltd.	3,005,960	625
*	Sino Oil And Gas Holdings Ltd.	29,885,000	579
^,*	Convoy Global Holdings Ltd.	23,790,000	577
^	China LNG Group Ltd.	3,380,001	563
*	Beijing Enterprises Medical & Health Group Ltd.	10,266,000	546
	Liu Chong Hing Investment Ltd.	308,000	529
*	Sunshine Oilsands Ltd.	15,172,082	525
*	BOE Varitronix Ltd.	686,000	502
^,*	Honghua Group Ltd.	4,774,000	460
*	NewOcean Energy Holdings Ltd.	1,780,000	454
	Lee's Pharmaceutical Holdings Ltd.	505,000	453
^,*	China Strategic Holdings Ltd.	29,155,000	434
^,2	CGN New Energy Holdings Co. Ltd.	2,730,000	410
*	CST Group Ltd.	63,904,000	402
*	China LotSynergy Holdings Ltd.	15,719,951	395
	Emperor Watch & Jewellery Ltd.	7,870,000	389
^,*	Anton Oilfield Services Group	3,087,298	369
*	Hong Kong Television Network Ltd.	995,000	357
^,*	China Financial International Investments Ltd.	11,000,000	324
	Parkson Retail Group Ltd.	2,066,000	315
*	Silver Base Group Holdings Ltd.	2,907,712	306
*	Future World Financial Holdings Ltd.	15,026,286	304
^,*	Good Resources Holdings Ltd.	5,150,000	271
*	New Sports Group Ltd.	48,620,000	268
^,*	Qianhai Health Holdings Ltd.	18,357,500	264
^,*	Xinchen China Power Holdings Ltd.	1,718,800	254
	Henderson Investment Ltd.	2,941,000	253
	TPV Technology Ltd.	1,440,000	246

60

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Lifestyle China Group Ltd.	721,370	240
	EVA Precision Industrial Holdings Ltd.	1,726,000	240
^,*	China Ocean Industry Group Ltd.	27,080,000	236
*	New World Department Store China Ltd.	1,027,966	227
	Shenwan Hongyuan HK Ltd.	600,000	218
*	Mei Ah Entertainment Group Ltd.	4,740,000	210
*	China Medical & HealthCare Group Ltd.	5,402,946	198
*	Technovator International Ltd.	626,000	195
^,*	Summit Ascent Holdings Ltd.	1,396,000	192
*	Tou Rong Chang Fu Group Ltd.	8,301,740	148
	Yip's Chemical Holdings Ltd.	386,000	145
^,*	Vision Fame International Holding Ltd.	2,512,000	129
*	SOCAM Development Ltd.	424,725	100
*	Yanchang Petroleum International Ltd.	4,720,000	85
	AMVIG Holdings Ltd.	292,000	83
*	Sincere Watch Hong Kong Ltd.	3,200,000	67
*	China Huarong Energy Co. Ltd.	1,118,900	52
^,*	13 Holdings Ltd.	1,113,540	50
*	Suncorp Technologies Ltd.	9,370,000	48
*	China Healthwise Holdings Ltd.	3,022,000	48
	Nexteer Automotive Group Ltd.	13,344	26
*	Shougang Concord International Enterprises Co. Ltd. Rights Exp. 11/08/2017	9,021,116	5
	Inspur International Ltd.	4,000	1
			93,439
India (3.2%)
	Federal Bank Ltd.	3,145,595	5,923
	Vakrangee Ltd.	571,169	4,962
	Dewan Housing Finance Corp. Ltd.	407,518	4,049
*	Bharat Financial Inclusion Ltd.	225,669	3,403
	Page Industries Ltd.	10,756	3,314
	Edelweiss Financial Services Ltd.	745,400	3,242
	Apollo Hospitals Enterprise Ltd.	201,293	3,232
	Crompton Greaves Consumer Electricals Ltd.	916,796	3,134
	Natco Pharma Ltd.	187,010	2,797
	TVS Motor Co. Ltd.	247,308	2,764
*	Max Financial Services Ltd.	286,454	2,598
	Alkem Laboratories Ltd.	87,610	2,535
	Info Edge India Ltd.	131,183	2,304
	CESC Ltd.	142,510	2,243
	Mindtree Ltd.	301,821	2,237
	KRBL Ltd.	214,759	2,141
	Dalmia Bharat Ltd.	45,565	2,107
	Jubilant Foodworks Ltd.	80,422	2,028
*	Future Retail Ltd.	247,447	1,991
	Voltas Ltd.	219,913	1,928
	NBCC India Ltd.	478,249	1,923
*	Indiabulls Real Estate Ltd.	550,029	1,912
	Apollo Tyres Ltd.	498,101	1,893
	Biocon Ltd.	314,544	1,746
	Arvind Ltd.	277,768	1,722
	AIA Engineering Ltd.	79,120	1,683
	Tata Global Beverages Ltd.	472,431	1,658
	Muthoot Finance Ltd.	209,200	1,594
	Sundaram Finance Ltd.	58,054	1,575
	Gillette India Ltd.	17,022	1,569
	Indraprastha Gas Ltd.	63,198	1,546
	Jubilant Life Sciences Ltd.	155,861	1,542
	Escorts Ltd.	129,492	1,523
	PI Industries Ltd.	119,685	1,518
	Indian Hotels Co. Ltd.	866,328	1,518
	GRUH Finance Ltd.	194,663	1,498
*	Suzlon Energy Ltd.	5,624,102	1,474
	National Aluminium Co. Ltd.	996,147	1,472
	Kajaria Ceramics Ltd.	138,990	1,462

61

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Supreme Industries Ltd.	83,312	1,455
NCC Ltd.	860,340	1,448
Cholamandalam Investment and Finance Co. Ltd.	80,205	1,426
Whirlpool of India Ltd.	66,510	1,416
Manappuram Finance Ltd.	880,108	1,372
Ramco Cements Ltd.	120,968	1,347
Oberoi Realty Ltd.	181,834	1,333
Balkrishna Industries Ltd.	49,936	1,318
PC Jeweller Ltd.	242,799	1,316
* TI Financial Holdings Ltd.	100,536	1,293
Coromandel International Ltd.	156,996	1,249
Strides Shasun Ltd.	94,215	1,207
Century Textiles & Industries Ltd.	56,674	1,191
* Godrej Properties Ltd.	111,974	1,175
Prestige Estates Projects Ltd.	247,251	1,162
* Sun Pharma Advanced Research Co. Ltd.	177,553	1,151
Bayer CropScience Ltd.	18,958	1,129
Redington India Ltd.	460,000	1,120
PVR Ltd.	52,010	1,114
* Fortis Healthcare Ltd.	498,922	1,109
Care Ratings Ltd.	46,762	1,087
Karur Vysya Bank Ltd.	547,993	1,075
IRB Infrastructure Developers Ltd.	284,465	1,068
Gujarat Pipavav Port Ltd.	483,152	1,058
* JM Financial Ltd.	414,344	1,055
Engineers India Ltd.	356,430	1,021
Sadbhav Engineering Ltd.	206,446	1,009
Ceat Ltd.	38,897	1,006
Amara Raja Batteries Ltd.	89,877	972
* Aditya Birla Fashion and Retail Ltd.	400,897	972
Gujarat Gas Ltd.	68,450	964
WABCO India Ltd.	9,793	964
Gujarat State Petronet Ltd.	300,879	950
Jain Irrigation Systems Ltd.	592,291	939
Mahanagar Gas Ltd.	50,380	935
Indian Bank	189,888	923
Welspun India Ltd.	873,806	905
Thermax Ltd.	58,251	892
Persistent Systems Ltd.	87,900	885
Gujarat Fluorochemicals Ltd.	60,488	869
Blue Dart Express Ltd.	13,234	857
Ajanta Pharma Ltd.	45,155	851
Cox & Kings Ltd.	206,913	836
Balrampur Chini Mills Ltd.	313,873	832
Ipca Laboratories Ltd.	101,058	832
Hexaware Technologies Ltd.	186,964	823
* Equitas Holdings Ltd.	361,144	822
2 Syngene International Ltd.	104,492	816
India Cements Ltd.	271,757	815
Sanofi India Ltd.	12,499	807
Symphony Ltd.	35,398	799
GE T&D India Ltd.	131,999	797
eClerx Services Ltd.	40,229	795
SRF Ltd.	30,353	792
Srei Infrastructure Finance Ltd.	445,333	790
KPIT Technologies Ltd.	340,478	780
Bajaj Corp. Ltd.	107,956	776
* Mahindra CIE Automotive Ltd.	194,491	752
Alembic Pharmaceuticals Ltd.	95,833	748
2 Laurus Labs Ltd.	89,343	743
* Adani Transmissions Ltd.	228,407	734
* Just Dial Ltd.	101,352	729
Karnataka Bank Ltd.	285,843	718
Varun Beverages Ltd.	92,296	718

62

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	PTC India Ltd.	372,920	709
*	Jaiprakash Associates Ltd.	2,445,402	699
	South Indian Bank Ltd.	1,415,456	669
	Multi Commodity Exchange of India Ltd.	41,011	668
	Motilal Oswal Financial Services Ltd.	31,354	666
	Jindal Saw Ltd.	336,227	648
*	Dish TV India Ltd.	539,451	647
	Welspun Corp. Ltd.	281,555	638
	Sobha Ltd.	80,682	634
	Repco Home Finance Ltd.	65,893	630
*	Hindustan Construction Co. Ltd.	1,014,490	626
	Pfizer Ltd.	23,078	619
*	TV18 Broadcast Ltd.	909,124	612
*	IFCI Ltd.	1,609,922	603
	Gateway Distriparks Ltd.	147,039	602
*	Thomas Cook India Ltd.	162,359	601
	Kaveri Seed Co. Ltd.	65,905	586
*	Sintex Plastics Technology Ltd.	399,368	573
*	Jammu & Kashmir Bank Ltd.	443,686	568
	VA Tech Wabag Ltd.	61,192	555
2	Dr Lal PathLabs Ltd.	45,042	538
*	Syndicate Bank	413,785	528
*	Housing Development & Infrastructure Ltd.	577,097	527
	Chambal Fertilizers and Chemicals Ltd.	217,856	507
*	Central Bank of India	370,837	468
	Radico Khaitan Ltd.	136,987	464
	Raymond Ltd.	32,132	443
	Gujarat Mineral Development Corp. Ltd.	162,654	440
	Vijaya Bank	429,801	438
*	Unitech Ltd.	4,004,755	415
*	Indian Overseas Bank	1,022,389	399
*	RattanIndia Power Ltd.	4,503,385	396
*	Allahabad Bank	324,516	393
*	Bajaj Hindusthan Sugar Ltd.	1,687,054	389
*	Jet Airways India Ltd.	42,962	388
	GE Power India Ltd.	36,898	388
*	Shipping Corp. of India Ltd.	270,846	386
*	Andhra Bank	351,488	359
	Sintex Industries Ltd.	830,424	342
*	DEN Networks Ltd.	253,513	336
	Marksans Pharma Ltd.	483,708	335
*	UCO Bank	610,679	306
	McLeod Russel India Ltd.	113,402	291
*	Indian Hotels Co. Ltd. Rights Exp. 10/27/17	165,227	289
*	Rolta India Ltd.	239,405	208
*	Shree Renuka Sugars Ltd.	825,462	184
*	Reliance Naval and Engineering Ltd.	142,038	119
*	Karur Vysya Bank Ltd. Rights Exp. 11/10/2017	83,319	65
*	Arvind SmartSpaces Ltd.	19,638	49
	Indiabulls Securities Ltd.	3,466	15
*	JITF Infralogistics Ltd.	21,890	13
*	Videocon Industries Ltd.	32,768	8
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			176,581
Indonesia (0.6%)
	Ciputra Development Tbk PT	32,126,455	2,867
	Pakuwon Jati Tbk PT	53,235,934	2,472
	Lippo Karawaci Tbk PT	43,427,518	2,210
	AKR Corporindo Tbk PT	3,897,400	2,141
	Summarecon Agung Tbk PT	24,915,268	1,902
	Bank Tabungan Negara Persero Tbk PT	7,734,270	1,574
	Waskita Karya Persero Tbk PT	9,996,379	1,563
	Ace Hardware Indonesia Tbk PT	16,388,600	1,517
	Indo Tambangraya Megah Tbk PT	904,800	1,481

63

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Japfa Comfeed Indonesia Tbk PT	14,488,900	1,469
	Pembangunan Perumahan Persero Tbk PT	5,057,800	1,063
	Semen Baturaja Persero TBK PT	4,991,900	1,027
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,140,200	929
	Wijaya Karya Persero Tbk PT	6,308,933	917
	Alam Sutera Realty Tbk PT	28,149,691	843
*	Aneka Tambang Persero Tbk PT	17,212,019	819
	Kawasan Industri Jababeka Tbk PT	34,796,576	780
	Link Net Tbk PT	2,041,300	751
	Mitra Adiperkasa Tbk PT	1,502,900	726
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,823,829	648
*	Medco Energi Internasional Tbk PT	10,648,684	621
*	Panin Financial Tbk PT	33,230,300	578
	Global Mediacom Tbk PT	13,373,306	577
	Adhi Karya Persero Tbk PT	3,561,300	575
*	Eagle High Plantations Tbk PT	25,129,800	452
*	Siloam International Hospitals Tbk PT	581,639	418
	Ramayana Lestari Sentosa Tbk PT	6,105,500	412
	Timah Persero Tbk PT	5,696,220	344
	Intiland Development Tbk PT	11,222,200	321
	Bekasi Fajar Industrial Estate Tbk PT	14,350,600	301
	Surya Semesta Internusa Tbk PT	6,719,900	292
	Agung Podomoro Land Tbk PT	15,002,900	290
*	Krakatau Steel Persero Tbk PT	7,947,250	288
*	Tiga Pilar Sejahtera Food Tbk	3,791,200	272
	Salim Ivomas Pratama Tbk PT	6,932,500	266
*	Matahari Putra Prima Tbk PT	4,580,800	196
	Wijaya Karya Beton Tbk PT	3,557,195	172
*	Lippo Cikarang Tbk PT	610,200	171
	Gajah Tunggal Tbk PT	2,265,200	116
	Sampoerna Agro PT	270,600	50
	BISI International Tbk PT	393,820	48
*,3	Sigmagold Inti Perkasa Tbk PT	8,317,400	31
			34,490
Ireland (0.3%)
*	Cairn Homes plc	1,513,117	3,142
	Green REIT plc	1,460,727	2,570
	Hibernia REIT plc	1,491,767	2,562
	C&C Group plc	724,974	2,482
	Irish Continental Group plc	363,743	2,423
	Origin Enterprises plc	281,036	2,225
*	Permanent TSB Group Holdings plc	245,273	560
			15,964
Israel (0.4%)
*	Mazor Robotics Ltd.	95,201	3,062
	Reit 1 Ltd.	579,515	2,325
*	Nova Measuring Instruments Ltd.	65,759	2,006
	IDI Insurance Co. Ltd.	16,599	1,112
*	Cellcom Israel Ltd. (Registered)	110,539	1,068
*	Partner Communications Co. Ltd.	194,790	1,038
*	Jerusalem Oil Exploration	17,784	957
*	Brack Capital Properties NV	8,407	915
*	Jerusalem Economy Ltd.	329,939	892
	Electra Ltd.	3,791	863
*	Africa Israel Properties Ltd.	31,356	743
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	14,796	723
*	Clal Insurance Enterprises Holdings Ltd.	36,793	706
	Delta-Galil Industries Ltd.	19,790	642
	Matrix IT Ltd.	58,433	642
	Bayside Land Corp.	1,360	635
	Sella Capital Real Estate Ltd.	299,180	601
	Formula Systems 1985 Ltd.	14,138	580
	Big Shopping Centers Ltd.	7,525	550
*	Kenon Holdings Ltd.	30,553	527

64

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Menora Mivtachim Holdings Ltd.	41,924	518
	Naphtha Israel Petroleum Corp. Ltd.	71,856	417
*	Gilat Satellite Networks Ltd.	56,589	402
	Property & Building Corp. Ltd.	3,878	372
*	B Communications Ltd.	22,985	358
*	Kamada Ltd.	60,880	303
*	Allot Communications Ltd.	49,625	271
*	AudioCodes Ltd.	38,938	269
	Norstar Holdings Inc.	14,227	256
*	Ceragon Networks Ltd.	105,975	220
*	Evogene Ltd.	42,085	179
*	Compugen Ltd.	3,338	10
*	Africa Israel Investments Ltd.	1	—
			24,162
Italy (2.5%)
	Interpump Group SPA	179,693	6,048
	Hera SPA	1,722,247	5,541
*	Brembo SPA	335,520	5,539
	Cerved Information Solutions SPA	422,673	5,436
	BPER Banca	1,022,480	4,977
	Azimut Holding SPA	244,917	4,835
^,*	Yoox Net-A-Porter Group SPA	128,218	4,790
	Unipol Gruppo SPA	1,046,762	4,721
	DiaSorin SPA	50,269	4,573
	Banca Generali SPA	123,772	4,072
	De' Longhi SPA	123,001	4,032
	Banca Popolare di Sondrio SCPA	987,159	3,905
	Amplifon SPA	253,339	3,848
2	Anima Holding SPA	500,829	3,808
	Societa Cattolica di Assicurazioni SC	348,756	3,779
	Autogrill SPA	274,458	3,589
2	Infrastrutture Wireless Italiane SPA	512,320	3,502
	Industria Macchine Automatiche SPA	34,998	3,138
	Iren SPA	1,073,346	2,953
2	Enav SPA	588,787	2,803
	Saras SPA	994,601	2,654
	Societa Iniziative Autostradali e Servizi SPA	149,255	2,544
2	OVS SPA	319,990	2,393
	Banca IFIS SPA	43,140	2,351
	Beni Stabili SpA SIIQ	2,436,598	2,156
	Ei Towers SPA	36,212	2,117
	Brunello Cucinelli SPA	62,550	2,099
2	Technogym SPA	212,617	2,069
	ERG SPA	122,864	2,052
	ASTM SPA	73,685	2,044
*	Reply SPA	38,293	2,035
	MARR SPA	78,285	1,999
^	Tod's SPA	28,818	1,916
	Datalogic SPA	45,472	1,804
	ACEA SPA	88,147	1,435
	Danieli & C Officine Meccaniche SPA Savings Shares	85,009	1,414
	Credito Emiliano SPA	160,631	1,407
	Salini Impregilo SPA	331,223	1,400
^	Maire Tecnimont SPA	230,568	1,293
^,*	Fincantieri SPA	989,369	1,230
2	RAI Way SPA	198,727	1,205
	Piaggio & C SPA	358,558	1,173
*	Italmobiliare SPA	34,778	936
	CIR-Compagnie Industriali Riunite SPA	602,779	906
	Immobiliare Grande Distribuzione SIIQ SPA	730,847	845
	Danieli & C Officine Meccaniche SPA	34,811	833
	Cementir Holding SPA	98,186	833
^,*	Credito Valtellinese SPA	220,300	780
^	Geox SPA	161,427	705

65

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cairo Communication SPA	138,785	703
*	Arnoldo Mondadori Editore SPA	265,416	687
^,*	Juventus Football Club SPA	787,782	686
	Zignago Vetro SPA	71,507	669
	Astaldi SPA	95,950	664
*	GEDI Gruppo Editoriale SPA	497,817	443
^,*	Safilo Group SPA	67,077	424
	Cofide SPA	580,131	412
	DeA Capital SPA	198,933	307
	Esprinet SPA	57,250	274
*	Rizzoli Corriere Della Sera Mediagroup SPA	140,386	211
*	Banco BPM SPA	54,795	191
	A2A SPA	23,286	40
*	Ansaldo STS SPA	1,455	20
			138,248
Japan (16.1%)
^	Tokuyama Corp.	152,810	4,336
	Kyowa Exeo Corp.	196,890	4,289
	Tokai Carbon Co. Ltd.	427,400	4,271
	Penta-Ocean Construction Co. Ltd.	636,400	4,210
	ADEKA Corp.	232,555	4,017
	Nippon Light Metal Holdings Co. Ltd.	1,293,720	3,808
	Toagosei Co. Ltd.	290,492	3,767
	Amano Corp.	151,268	3,722
	Shima Seiki Manufacturing Ltd.	65,400	3,677
	Tokyo Seimitsu Co. Ltd.	91,934	3,655
	Nippon Suisan Kaisha Ltd.	579,462	3,545
	Nichias Corp.	271,139	3,530
	Nihon Parkerizing Co. Ltd.	215,061	3,526
	TechnoPro Holdings Inc.	76,100	3,489
	Fuji Machine Manufacturing Co. Ltd.	181,888	3,469
	Kokuyo Co. Ltd.	188,645	3,383
	SHO-BOND Holdings Co. Ltd.	54,800	3,372
	Nishimatsu Construction Co. Ltd.	109,953	3,320
	Japan Lifeline Co. Ltd.	68,900	3,305
	Morinaga Milk Industry Co. Ltd.	85,935	3,299
	Okumura Corp.	86,052	3,294
	Hazama Ando Corp.	400,279	3,264
	Ship Healthcare Holdings Inc.	103,800	3,246
	Tsubakimoto Chain Co.	367,710	3,169
	Tokyo Ohka Kogyo Co. Ltd.	86,613	3,167
	Kenedix Inc.	539,200	3,152
	Nikkon Holdings Co. Ltd.	123,048	3,151
^	Fuji Seal International Inc.	95,796	3,144
	Tomy Co. Ltd.	193,817	3,136
	Inaba Denki Sangyo Co. Ltd.	70,420	3,091
	Hanwa Co. Ltd.	79,483	3,017
	Duskin Co. Ltd.	106,860	2,931
	Meitec Corp.	59,846	2,923
	Anritsu Corp.	310,100	2,920
	Kiyo Bank Ltd.	168,496	2,898
	Iwatani Corp.	96,024	2,896
	Sumitomo Bakelite Co. Ltd.	355,000	2,887
	Nippon Gas Co. Ltd.	89,136	2,836
	Fuyo General Lease Co. Ltd.	42,947	2,808
	Topre Corp.	95,100	2,800
	Sangetsu Corp.	152,120	2,800
	Mandom Corp.	93,054	2,773
	Hokkoku Bank Ltd.	60,500	2,770
	Ryosan Co. Ltd.	67,157	2,726
	Fujitec Co. Ltd.	181,855	2,707
	Toyo Ink SC Holdings Co. Ltd.	458,647	2,701
	Nichiha Corp.	67,000	2,695
	Open House Co. Ltd.	69,900	2,694

66

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Yaoko Co. Ltd.	54,600	2,680
KYB Corp.	41,200	2,675
Oki Electric Industry Co. Ltd.	191,006	2,668
Takasago Thermal Engineering Co. Ltd.	149,669	2,635
^ Nissha Co. Ltd.	81,460	2,620
Kanematsu Corp.	197,600	2,600
Hyakugo Bank Ltd.	544,400	2,556
Musashino Bank Ltd.	78,300	2,544
Kumagai Gumi Co. Ltd.	79,780	2,536
Nihon Unisys Ltd.	152,641	2,528
Ogaki Kyoritsu Bank Ltd.	88,374	2,523
^ Colowide Co. Ltd.	134,300	2,521
Asatsu-DK Inc.	75,887	2,515
Yoshinoya Holdings Co. Ltd.	151,120	2,514
Maruha Nichiro Corp.	81,246	2,510
CKD Corp.	126,400	2,489
Hyakujushi Bank Ltd.	682,000	2,480
Iriso Electronics Co. Ltd.	43,500	2,454
NET One Systems Co. Ltd.	195,300	2,423
Nachi-Fujikoshi Corp.	389,510	2,401
Unipres Corp.	88,880	2,400
Outsourcing Inc.	174,000	2,399
Mitsubishi Pencil Co. Ltd.	100,300	2,379
Kureha Corp.	40,102	2,359
Trusco Nakayama Corp.	91,900	2,351
cocokara fine Inc.	41,789	2,330
Toho Holdings Co. Ltd.	118,318	2,326
Bank of Okinawa Ltd.	56,544	2,307
GMO Internet Inc.	148,561	2,295
United Arrows Ltd.	60,867	2,281
Totetsu Kogyo Co. Ltd.	68,100	2,280
Makino Milling Machine Co. Ltd.	240,901	2,273
Nitto Boseki Co. Ltd.	67,011	2,252
TPR Co. Ltd.	62,827	2,221
Onward Holdings Co. Ltd.	263,000	2,217
Taikisha Ltd.	76,028	2,214
Fancl Corp.	83,604	2,206
Noevir Holdings Co. Ltd.	36,500	2,201
Daihen Corp.	243,759	2,196
Tokyo Dome Corp.	233,378	2,191
Sakata Seed Corp.	71,656	2,167
Okasan Securities Group Inc.	351,000	2,165
Valor Holdings Co. Ltd.	95,200	2,165
Sumitomo Mitsui Construction Co. Ltd.	348,646	2,148
Daiseki Co. Ltd.	86,787	2,146
TOKAI Holdings Corp.	267,200	2,136
Hosiden Corp.	123,667	2,135
Nippon Seiki Co. Ltd.	91,432	2,119
NSD Co. Ltd.	105,834	2,119
Daikyonishikawa Corp.	124,100	2,109
Nippon Soda Co. Ltd.	336,127	2,103
Nippon Flour Mills Co. Ltd.	136,929	2,101
San-A Co. Ltd.	45,244	2,082
Kanamoto Co. Ltd.	63,200	2,078
Hitachi Zosen Corp.	393,710	2,075
Prima Meat Packers Ltd.	317,440	2,074
Okamura Corp.	184,061	2,065
Starts Corp. Inc.	76,115	2,064
Maxell Holdings Ltd.	90,700	2,061
Nitta Corp.	49,900	2,058
Sumitomo Warehouse Co. Ltd.	299,471	2,056
Takuma Co. Ltd.	166,500	2,048
Yodogawa Steel Works Ltd.	69,433	2,034
Central Glass Co. Ltd.	90,915	2,033

67

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Okinawa Electric Power Co. Inc.	88,774	2,028
^ DCM Holdings Co. Ltd.	219,388	2,015
Alpine Electronics Inc.	90,248	2,002
Nomura Co. Ltd.	95,200	1,987
Keihin Corp.	107,221	1,977
Yamazen Corp.	172,000	1,967
Nippon Densetsu Kogyo Co. Ltd.	90,503	1,964
IBJ Leasing Co. Ltd.	75,101	1,961
^ Daio Paper Corp.	163,254	1,960
FCC Co. Ltd.	80,843	1,952
Arcs Co. Ltd.	87,200	1,951
Kyoritsu Maintenance Co. Ltd.	61,260	1,935
Takara Standard Co. Ltd.	112,999	1,932
Toho Bank Ltd.	500,164	1,931
Nanto Bank Ltd.	68,400	1,930
Taiyo Holdings Co. Ltd.	40,100	1,927
Paramount Bed Holdings Co. Ltd.	43,600	1,923
Ai Holdings Corp.	78,300	1,922
Shinmaywa Industries Ltd.	195,268	1,921
Hokuetsu Kishu Paper Co. Ltd.	299,221	1,920
^ TSI Holdings Co. Ltd.	228,800	1,918
MOS Food Services Inc.	62,658	1,916
Tokyo Steel Manufacturing Co. Ltd.	221,800	1,916
^ Yamagata Bank Ltd.	81,085	1,910
Senko Group Holdings Co. Ltd.	262,300	1,902
Hogy Medical Co. Ltd.	27,761	1,901
Nisshin Oillio Group Ltd.	57,852	1,899
^ Siix Corp.	44,600	1,899
Toei Co. Ltd.	17,464	1,895
^ EDION Corp.	187,263	1,892
^ KH Neochem Co. Ltd.	75,500	1,890
Lasertec Corp.	85,700	1,886
Sakata INX Corp.	97,500	1,880
Futaba Corp.	94,332	1,870
Round One Corp.	144,600	1,869
Token Corp.	15,486	1,867
Bank of Nagoya Ltd.	46,712	1,866
Seiren Co. Ltd.	106,900	1,866
Joyful Honda Co. Ltd.	68,874	1,859
Meidensha Corp.	467,935	1,851
UACJ Corp.	62,685	1,848
Nippon Steel & Sumikin Bussan Corp.	33,449	1,847
Okamoto Industries Inc.	169,000	1,839
Bank of Iwate Ltd.	44,524	1,834
Nichicon Corp.	145,183	1,832
Fuji Soft Inc.	59,874	1,821
Eizo Corp.	43,856	1,818
Komori Corp.	128,900	1,815
^ Seikagaku Corp.	99,664	1,813
ZERIA Pharmaceutical Co. Ltd.	102,540	1,797
TOMONY Holdings Inc.	371,600	1,790
* Nippon Sheet Glass Co. Ltd.	220,100	1,765
Digital Garage Inc.	82,000	1,763
^ JINS Inc.	33,800	1,756
Inabata & Co. Ltd.	120,900	1,753
Kato Sangyo Co. Ltd.	56,100	1,750
^ Infomart Corp.	231,400	1,749
Aida Engineering Ltd.	149,306	1,741
Financial Products Group Co. Ltd.	149,300	1,733
Fukui Bank Ltd.	64,755	1,730
Saizeriya Co. Ltd.	56,021	1,728
Takeuchi Manufacturing Co. Ltd.	81,300	1,722
Heiwado Co. Ltd.	78,800	1,720
Nissin Kogyo Co. Ltd.	92,609	1,716

68

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Ci:z Holdings Co. Ltd.	46,400	1,709
	Kohnan Shoji Co. Ltd.	79,600	1,701
	Asahi Holdings Inc.	78,100	1,695
	Heiwa Real Estate Co. Ltd.	96,872	1,690
	SMS Co. Ltd.	56,000	1,687
	Aomori Bank Ltd.	51,961	1,675
	Tokyo TY Financial Group Inc.	61,966	1,673
	Gunze Ltd.	36,709	1,670
	Nichi-iko Pharmaceutical Co. Ltd.	106,802	1,659
	Kuroda Electric Co. Ltd.	92,900	1,658
	Shibuya Corp.	43,000	1,651
^	V Technology Co. Ltd.	9,400	1,645
	Noritz Corp.	89,187	1,639
	Funai Soken Holdings Inc.	44,600	1,639
	As One Corp.	29,800	1,638
	Chudenko Corp.	53,700	1,638
	Kitz Corp.	190,648	1,634
	Yuasa Trading Co. Ltd.	44,300	1,633
	Yamanashi Chuo Bank Ltd.	366,311	1,631
	Royal Holdings Co. Ltd.	63,100	1,631
	Nippon Signal Company Ltd.	147,800	1,631
	Kotobuki Spirits Co. Ltd.	39,600	1,630
	Oita Bank Ltd.	40,007	1,620
	Chiyoda Co. Ltd.	63,200	1,618
	Mirait Holdings Corp.	123,571	1,615
	Akita Bank Ltd.	50,300	1,610
	Aeon Delight Co. Ltd.	42,800	1,602
	Justsystems Corp.	74,500	1,601
^,*	euglena Co. Ltd.	156,200	1,582
	Toshiba TEC Corp.	271,000	1,581
	Toridoll Holdings Corp.	48,800	1,567
	Pacific Industrial Co. Ltd.	120,500	1,567
	Nojima Corp.	67,100	1,565
^,*	Macromill Inc.	51,700	1,562
	Nagaileben Co. Ltd.	62,400	1,557
	Furukawa Co. Ltd.	85,598	1,554
	Musashi Seimitsu Industry Co. Ltd.	48,715	1,553
^	Kumiai Chemical Industry Co. Ltd.	228,050	1,550
	Ryobi Ltd.	60,087	1,547
	Zenrin Co. Ltd.	48,700	1,547
	Daiwabo Holdings Co. Ltd.	38,876	1,545
	Toshiba Machine Co. Ltd.	248,000	1,540
	Morita Holdings Corp.	89,066	1,533
^	Wacom Co. Ltd.	310,536	1,518
	Sanken Electric Co. Ltd.	238,648	1,501
	Noritake Co. Ltd.	30,700	1,480
	Tokyu Construction Co. Ltd.	167,100	1,472
	Kameda Seika Co. Ltd.	32,400	1,467
	San-Ai Oil Co. Ltd.	121,900	1,456
	Obara Group Inc.	24,940	1,443
	Transcosmos Inc.	61,796	1,441
	DTS Corp.	48,000	1,440
^	Earth Chemical Co. Ltd.	30,643	1,439
	Piolax Inc.	51,900	1,436
^	Ichibanya Co. Ltd.	36,968	1,433
	Joshin Denki Co. Ltd.	41,326	1,430
	Showa Sangyo Co. Ltd.	54,800	1,429
^	Seiko Holdings Corp.	57,058	1,424
	Goldwin Inc.	18,200	1,414
	Toho Zinc Co. Ltd.	28,878	1,407
	Jaccs Co. Ltd.	55,800	1,394
	Takara Bio Inc.	103,000	1,371
	Toshiba Plant Systems & Services Corp.	79,124	1,365
	Star Micronics Co. Ltd.	76,698	1,352

69

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	29,403	1,346
Macnica Fuji Electronics Holdings Inc.	63,713	1,335
Showa Corp.	101,292	1,328
Yokogawa Bridge Holdings Corp.	62,100	1,324
Mitsuboshi Belting Ltd.	106,000	1,323
TOC Co. Ltd.	146,346	1,317
Marusan Securities Co. Ltd.	143,855	1,315
Shikoku Chemicals Corp.	79,000	1,315
Sanyo Special Steel Co. Ltd.	50,770	1,303
^ Eiken Chemical Co. Ltd.	33,100	1,303
Bank of the Ryukyus Ltd.	85,167	1,298
^ Tsubaki Nakashima Co. Ltd.	56,300	1,298
EPS Holdings Inc.	65,900	1,298
Nikkiso Co. Ltd.	137,161	1,288
Mitsuba Corp.	76,824	1,284
^ Descente Ltd.	92,300	1,282
Aichi Bank Ltd.	20,804	1,282
J Trust Co. Ltd.	173,800	1,279
^ Fuso Chemical Co. Ltd.	39,300	1,258
Axial Retailing Inc.	30,730	1,257
^ Benefit One Inc.	65,400	1,256
Hiday Hidaka Corp.	42,295	1,243
Unizo Holdings Co. Ltd.	46,300	1,232
Tamura Corp.	180,000	1,232
Koa Corp.	58,700	1,225
Futaba Industrial Co. Ltd.	126,000	1,225
Dexerials Corp.	108,600	1,224
Doutor Nichires Holdings Co. Ltd.	51,537	1,224
Sanyo Chemical Industries Ltd.	23,254	1,221
Hibiya Engineering Ltd.	56,200	1,221
Japan Wool Textile Co. Ltd.	135,889	1,221
Mani Inc.	42,600	1,220
Optex Group Co. Ltd.	29,400	1,218
Kintetsu World Express Inc.	70,700	1,217
Monex Group Inc.	381,487	1,217
^ Megachips Corp.	36,881	1,215
Topy Industries Ltd.	35,479	1,212
Miyazaki Bank Ltd.	33,593	1,210
Bando Chemical Industries Ltd.	108,700	1,199
KOMEDA Holdings Co. Ltd.	70,000	1,193
^ Japan Material Co. Ltd.	41,100	1,193
Saibu Gas Co. Ltd.	47,673	1,193
Kurabo Industries Ltd.	411,000	1,192
^ JCR Pharmaceuticals Co. Ltd.	30,094	1,188
Hokuetsu Bank Ltd.	49,021	1,187
AOKI Holdings Inc.	84,504	1,179
Mizuno Corp.	41,356	1,176
Sanyo Denki Co. Ltd.	17,600	1,169
Fujimori Kogyo Co. Ltd.	33,700	1,166
Wakita & Co. Ltd.	94,300	1,160
Kadokawa Dwango Corp.	99,701	1,150
Sinfonia Technology Co. Ltd.	282,000	1,148
^ Atom Corp.	157,057	1,146
Nissin Electric Co. Ltd.	93,300	1,142
Sanki Engineering Co. Ltd.	99,067	1,140
Sato Holdings Corp.	46,800	1,139
Japan Securities Finance Co. Ltd.	202,241	1,137
Itochu Enex Co. Ltd.	111,500	1,136
Ricoh Leasing Co. Ltd.	31,606	1,136
Nippon Chemi-Con Corp.	32,681	1,136
Idec Corp.	53,400	1,130
Systena Corp.	36,400	1,129
Belluna Co. Ltd.	98,500	1,119
Kaga Electronics Co. Ltd.	37,200	1,115

70

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Japan Pulp & Paper Co. Ltd.	26,400	1,114
	Create SD Holdings Co. Ltd.	44,118	1,111
	Arcland Sakamoto Co. Ltd.	67,900	1,110
	Ehime Bank Ltd.	85,900	1,109
^,*	KLab Inc.	62,960	1,107
	Internet Initiative Japan Inc.	52,756	1,106
*	Ishihara Sangyo Kaisha Ltd.	73,100	1,100
^	Shoei Foods Corp.	27,300	1,099
^	Mitsui High-Tec Inc.	51,700	1,091
	Max Co. Ltd.	77,000	1,089
*	Sushiro Global Holdings Ltd.	34,700	1,089
	Nishimatsuya Chain Co. Ltd.	98,600	1,085
	Fuji Co. Ltd.	45,800	1,085
	Sodick Co. Ltd.	78,378	1,085
	Mitsui Sugar Co. Ltd.	31,700	1,084
	Aichi Steel Corp.	26,702	1,083
	Sintokogio Ltd.	92,600	1,078
	Foster Electric Co. Ltd.	45,885	1,077
	Riso Kagaku Corp.	56,184	1,077
	Shindengen Electric Manufacturing Co. Ltd.	15,700	1,072
	Milbon Co. Ltd.	17,160	1,072
	Shinko Electric Industries Co. Ltd.	138,300	1,066
	Tocalo Co. Ltd.	26,400	1,065
	Kyokuto Kaihatsu Kogyo Co. Ltd.	59,400	1,064
	Tsugami Corp.	110,000	1,059
	Sakai Moving Service Co. Ltd.	18,100	1,052
	Sekisui Jushi Corp.	47,000	1,050
	Nitto Kogyo Corp.	61,088	1,047
	NEC Networks & System Integration Corp.	41,900	1,044
	Tachi-S Co. Ltd.	55,400	1,041
	Shikoku Bank Ltd.	66,540	1,039
	Oiles Corp.	52,608	1,036
	Dip Corp.	42,400	1,035
	Shizuoka Gas Co. Ltd.	132,500	1,035
	Arata Corp.	24,259	1,031
	Nippon Ceramic Co. Ltd.	36,100	1,030
^	Plenus Co. Ltd.	50,400	1,027
	Chofu Seisakusho Co. Ltd.	41,800	1,020
	Menicon Co. Ltd.	22,500	1,020
	United Super Markets Holdings Inc.	108,750	1,015
	JCU Corp.	23,400	1,013
	S Foods Inc.	26,600	1,012
	Belc Co. Ltd.	18,000	1,004
*	Pioneer Corp.	518,613	1,004
	Create Restaurants Holdings Inc.	93,170	999
	Asahi Diamond Industrial Co. Ltd.	102,722	997
	Daibiru Corp.	84,343	994
	Sogo Medical Co. Ltd.	17,900	993
^	W-Scope Corp.	52,800	993
	Nishio Rent All Co. Ltd.	28,400	992
	CMK Corp.	95,300	989
	Nippon Koei Co. Ltd.	26,800	984
^,*	Pacific Metals Co. Ltd.	32,908	984
	Chubu Shiryo Co. Ltd.	55,000	983
	Relia Inc.	83,500	982
	ESPEC Corp.	43,108	981
	Geo Holdings Corp.	60,200	980
	Maruwa Co. Ltd.	16,900	978
	Eagle Industry Co. Ltd.	50,200	975
^	Osaka Soda Co. Ltd.	37,000	971
	Takasago International Corp.	27,900	971
^	Kisoji Co. Ltd.	40,060	966
	Yondoshi Holdings Inc.	35,000	963
	Fujimi Inc.	38,847	963

71

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
^ Nippon Denko Co. Ltd.	227,190	960
Tokyotokeiba Co. Ltd.	31,500	959
^ Fuji Kyuko Co. Ltd.	42,800	956
* Sanden Holdings Corp.	47,000	956
Kanto Denka Kogyo Co. Ltd.	91,000	952
Tsukishima Kikai Co. Ltd.	79,200	951
^ Ringer Hut Co. Ltd.	43,800	950
Life Corp.	35,600	947
Sumitomo Seika Chemicals Co. Ltd.	17,800	946
Miroku Jyoho Service Co. Ltd.	40,400	943
Eighteenth Bank Ltd.	349,000	940
Juki Corp.	60,418	940
Press Kogyo Co. Ltd.	166,900	939
VT Holdings Co. Ltd.	172,200	937
Konoike Transport Co. Ltd.	60,800	936
Nippon Carbon Co. Ltd.	21,300	933
Chugoku Marine Paints Ltd.	109,600	931
* Unitika Ltd.	105,000	927
^ Marudai Food Co. Ltd.	197,591	924
Ichikoh Industries Ltd.	118,400	923
Doshisha Co. Ltd.	42,000	923
Enplas Corp.	21,753	922
Bunka Shutter Co. Ltd.	108,100	921
Fujicco Co. Ltd.	40,705	919
BML Inc.	41,300	914
Prestige International Inc.	84,700	914
Raito Kogyo Co. Ltd.	89,300	912
LIFULL Co. Ltd.	117,200	901
Iino Kaiun Kaisha Ltd.	190,636	900
YAMABIKO Corp.	65,900	897
Modec Inc.	38,588	890
Kura Corp.	19,400	868
Riken Corp.	16,600	864
Konishi Co. Ltd.	49,500	861
F@N Communications Inc.	83,200	861
Nittetsu Mining Co. Ltd.	11,600	860
Fukushima Industries Corp.	22,200	859
Denki Kogyo Co. Ltd.	33,080	851
^ Hodogaya Chemical Co. Ltd.	12,100	851
Pack Corp.	24,400	848
^ Hamakyorex Co. Ltd.	30,200	847
Teikoku Sen-I Co. Ltd.	39,884	846
DyDo Group Holdings Inc.	17,244	845
TKC Corp.	26,849	845
* D.A. Consortium Holdings Inc.	50,900	845
Yellow Hat Ltd.	27,500	844
Ohsho Food Service Corp.	20,174	843
Tekken Corp.	25,100	842
G-Tekt Corp.	39,000	835
kabu.com Securities Co. Ltd.	261,200	833
Hosokawa Micron Corp.	13,100	830
T Hasegawa Co. Ltd.	40,700	827
^ IDOM Inc.	112,400	820
Tochigi Bank Ltd.	179,712	819
St. Marc Holdings Co. Ltd.	27,100	819
Matsuya Co. Ltd.	75,600	817
Canon Electronics Inc.	36,294	817
Jeol Ltd.	154,000	816
Avex Group Holdings Inc.	58,600	810
T-Gaia Corp.	39,800	810
JVC Kenwood Corp.	258,140	809
Nissin Corp.	26,200	808
Towa Pharmaceutical Co. Ltd.	15,594	807
* Intage Holdings Inc.	61,200	803

72

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Giken Ltd.	27,900	802
^	Tosho Co. Ltd.	29,000	801
	Kyokuto Securities Co. Ltd.	53,900	800
^,*	Toa Corp.	36,600	795
	Arakawa Chemical Industries Ltd.	32,700	793
	Koshidaka Holdings Co. Ltd.	19,502	789
	Elecom Co. Ltd.	39,200	786
	Clarion Co. Ltd.	204,000	777
	Feed One Co. Ltd.	299,700	776
	Toyo Tanso Co. Ltd.	27,410	774
	Sankyo Tateyama Inc.	52,900	773
	Shin-Etsu Polymer Co. Ltd.	72,200	772
	Tokai Corp.	17,200	772
	Digital Arts Inc.	18,800	769
^	Nissei ASB Machine Co. Ltd.	17,300	769
	Okabe Co. Ltd.	80,135	768
	Tanseisha Co. Ltd.	64,600	768
	Sakai Chemical Industry Co. Ltd.	30,709	768
^	Kyoei Steel Ltd.	43,512	764
	Inageya Co. Ltd.	46,300	764
^	Sanshin Electronics Co. Ltd.	50,100	761
	NichiiGakkan Co. Ltd.	73,800	761
^	Takara Leben Co. Ltd.	165,100	759
	Yorozu Corp.	37,276	758
	Daiho Corp.	156,000	758
^	Zojirushi Corp.	83,600	755
	Pressance Corp.	55,748	751
	Chiyoda Integre Co. Ltd.	30,500	743
	Trancom Co. Ltd.	12,200	741
	Ryoyo Electro Corp.	39,442	741
^	Taihei Dengyo Kaisha Ltd.	29,000	740
	FULLCAST Holdings Co. Ltd.	40,146	740
	Xebio Holdings Co. Ltd.	38,608	739
	Daiken Corp.	27,200	738
	Kamei Corp.	43,300	732
	Ichiyoshi Securities Co. Ltd.	63,800	732
	Sanyo Electric Railway Co. Ltd.	28,800	731
	Nippon Thompson Co. Ltd.	125,400	730
	Kasai Kogyo Co. Ltd.	48,400	728
^	Minato Bank Ltd.	38,400	728
	Toyo Construction Co. Ltd.	143,400	726
	Kanematsu Electronics Ltd.	23,200	724
	Bell System24 Holdings Inc.	66,000	722
	Sumida Corp.	41,009	716
^	Anicom Holdings Inc.	27,700	715
	Riken Keiki Co. Ltd.	33,000	713
	Starzen Co. Ltd.	14,500	709
	Investors Cloud Co. Ltd.	11,600	707
^	Maeda Kosen Co. Ltd.	40,300	700
	Nitto Kohki Co. Ltd.	28,100	696
	Neturen Co. Ltd.	68,300	696
	Tamron Co. Ltd.	33,100	691
	Kato Works Co. Ltd.	22,041	689
	JSP Corp.	21,300	687
	Shinko Shoji Co. Ltd.	36,900	685
	Tsukui Corp.	94,900	683
	Takamatsu Construction Group Co. Ltd.	25,000	681
	Chiba Kogyo Bank Ltd.	119,700	681
	ASKA Pharmaceutical Co. Ltd.	35,800	680
	Stella Chemifa Corp.	17,600	679
^	Hokuto Corp.	38,724	676
	Fujibo Holdings Inc.	21,400	676
	Nippon Valqua Industries Ltd.	29,100	675
^	Istyle Inc.	97,800	673

73

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Tsukuba Bank Ltd.	181,800	672
	Namura Shipbuilding Co. Ltd.	107,848	669
	PIA Corp.	13,200	669
	Sumitomo Riko Co. Ltd.	68,900	669
	Towa Bank Ltd.	62,900	668
^	Noritsu Koki Co. Ltd.	43,100	667
	MCJ Co. Ltd.	63,400	667
	Dai-Dan Co. Ltd.	26,000	666
	Nissei Build Kogyo Co. Ltd.	58,000	662
	Goldcrest Co. Ltd.	30,480	660
	Tsurumi Manufacturing Co. Ltd.	38,900	659
^	LEC Inc.	24,915	657
	Oyo Corp.	43,000	656
	Rock Field Co. Ltd.	37,268	656
	Shinko Plantech Co. Ltd.	75,800	654
	Micronics Japan Co. Ltd.	65,600	653
	Daido Metal Co. Ltd.	70,500	651
	Broadleaf Co. Ltd.	78,600	645
	Dai Nippon Toryo Co. Ltd.	42,000	643
^	OSJB Holdings Corp.	207,294	643
	UKC Holdings Corp.	37,300	642
^	Nohmi Bosai Ltd.	37,900	640
	Sekisui Plastics Co. Ltd.	48,500	637
	Warabeya Nichiyo Holdings Co. Ltd.	25,700	636
	Wowow Inc.	20,400	636
	Iseki & Co. Ltd.	28,487	635
	CONEXIO Corp.	34,300	633
^	eRex Co. Ltd.	63,700	631
	Gurunavi Inc.	48,900	631
	YA-MAN Ltd.	54,000	628
	Arcland Service Holdings Co. Ltd.	28,400	626
^,*	M&A Capital Partners Co. Ltd.	11,900	623
	Aisan Industry Co. Ltd.	54,400	623
	Nippon Yakin Kogyo Co. Ltd.	279,800	618
	Tonami Holdings Co. Ltd.	12,400	618
	Mitsuuroko Group Holdings Co. Ltd.	84,400	617
	Roland DG Corp.	22,300	617
	Torii Pharmaceutical Co. Ltd.	22,700	616
	Kenko Mayonnaise Co. Ltd.	23,500	614
	Komatsu Seiren Co. Ltd.	70,300	610
	Toyo Kanetsu KK	16,000	606
	COOKPAD Inc.	90,300	606
	France Bed Holdings Co. Ltd.	65,300	606
	Yokohama Reito Co. Ltd.	63,400	603
*	Mitsui-Soko Holdings Co. Ltd.	193,762	603
	PAL GROUP Holdings Co. Ltd.	21,200	603
^,*	Akebono Brake Industry Co. Ltd.	176,449	602
	Osaki Electric Co. Ltd.	82,000	601
	Tokushu Tokai Paper Co. Ltd.	14,900	601
	Nichiden Corp.	28,000	601
	Sinko Industries Ltd.	36,541	595
	Itoki Corp.	77,400	595
^	Yushin Precision Equipment Co. Ltd.	21,000	594
^	Marvelous Inc.	62,500	591
^	OSAKA Titanium Technologies Co. Ltd.	38,400	590
	Fukuda Corp.	9,600	588
	METAWATER Co. Ltd.	22,100	587
^	Link And Motivation Inc.	85,100	586
	Mitsubishi Steel Manufacturing Co. Ltd.	23,400	583
^	Qol Co. Ltd.	31,399	577
	Nihon Nohyaku Co. Ltd.	99,400	576
^	JAC Recruitment Co. Ltd.	31,000	575
	Achilles Corp.	28,500	575
^	Vector Inc.	43,400	574

74

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	FIDEA Holdings Co. Ltd.	300,200	572
*	Hochiki Corp.	27,600	571
	Daiwa Industries Ltd.	50,600	568
	Nippon Kanzai Co. Ltd.	31,500	568
	ST Corp.	22,900	567
	Alpen Co. Ltd.	28,500	567
^	Toyo Engineering Corp.	47,335	566
	Sumitomo Densetsu Co. Ltd.	27,800	564
	Riken Vitamin Co. Ltd.	14,600	561
	Union Tool Co.	17,300	559
^	Kourakuen Holdings Corp.	27,800	556
	Tenma Corp.	26,600	553
	Uchida Yoko Co. Ltd.	17,400	552
	Kansai Urban Banking Corp.	43,000	550
	J-Oil Mills Inc.	15,300	550
	Meisei Industrial Co. Ltd.	78,500	549
	Okura Industrial Co. Ltd.	81,000	549
	Jimoto Holdings Inc.	280,182	548
	T RAD Co. Ltd.	13,200	548
	Nippon Road Co. Ltd.	9,500	547
	Yakuodo Co. Ltd.	19,200	538
	Daisan Bank Ltd.	31,803	536
^	Yonex Co. Ltd.	73,400	535
	Riken Technos Corp.	86,400	532
	Bank of Saga Ltd.	21,200	530
^	SMK Corp.	112,000	529
	Katakura Industries Co. Ltd.	42,300	528
	Melco Holdings Inc.	16,800	527
	Cosel Co. Ltd.	37,900	525
^	Key Coffee Inc.	27,693	522
^	PC Depot Corp.	68,440	522
	Kyosan Electric Manufacturing Co. Ltd.	91,000	520
	Daito Pharmaceutical Co. Ltd.	20,300	520
	Daiichi Jitsugyo Co. Ltd.	17,600	517
	Seika Corp.	19,400	514
	Matsuya Foods Co. Ltd.	13,400	514
^,*	Rorze Corp.	19,400	514
	Aeon Fantasy Co. Ltd.	13,000	510
	Zuken Inc.	28,600	509
	Okuwa Co. Ltd.	50,000	506
	Keiyo Co. Ltd.	74,900	505
	Vital KSK Holdings Inc.	62,000	503
^	Maruzen Showa Unyu Co. Ltd.	106,000	502
	Ateam Inc.	18,900	500
^	Toho Titanium Co. Ltd.	55,400	499
	Amuse Inc.	19,000	499
	Happinet Corp.	28,900	498
	Tatsuta Electric Wire and Cable Co. Ltd.	67,500	495
	Sun Frontier Fudousan Co. Ltd.	41,000	494
	Anest Iwata Corp.	48,600	493
	Cawachi Ltd.	19,600	481
	Yurtec Corp.	55,000	481
	Denyo Co. Ltd.	28,600	480
^	Kyokuyo Co. Ltd.	14,800	478
	Fuji Pharma Co. Ltd.	13,100	474
^	Kansai Super Market Ltd.	38,500	471
^	KAWADA TECHNOLOGIES Inc.	7,900	468
^	Pasona Group Inc.	33,200	467
	Kitano Construction Corp.	103,000	464
^	Nippon Parking Development Co. Ltd.	315,300	462
	Rokko Butter Co. Ltd.	20,300	456
	Kyodo Printing Co. Ltd.	13,600	453
^	Nagatanien Holdings Co. Ltd.	38,000	453
	Toa Corp.	42,800	452

75

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Michinoku Bank Ltd.	26,700	452
	CI Takiron Corp.	71,000	451
^	BRONCO BILLY Co. Ltd.	17,200	446
*	Kintetsu Department Store Co. Ltd.	13,600	446
	Advan Co. Ltd.	46,900	446
	Osaka Steel Co. Ltd.	20,100	445
^	Information Services International-Dentsu Ltd.	19,900	443
	WATAMI Co. Ltd.	33,700	439
	Tosei Corp.	44,400	437
	Mitsui Home Co. Ltd.	66,000	437
^,*	Kappa Create Co. Ltd.	38,888	437
	AOI Electronics Co. Ltd.	9,270	434
	Mimasu Semiconductor Industry Co. Ltd.	24,200	433
	KFC Holdings Japan Ltd.	24,300	429
	Meiko Network Japan Co. Ltd.	36,863	427
^	Jamco Corp.	20,400	426
	Tokyo Electron Device Ltd.	21,800	426
	Mitani Sekisan Co. Ltd.	17,500	424
^,*	FDK Corp.	178,149	423
	Studio Alice Co. Ltd.	18,300	423
	Sagami Chain Co. Ltd.	34,396	422
	Ministop Co. Ltd.	20,500	416
	Fujiya Co. Ltd.	18,200	413
	Mie Kotsu Group Holdings Inc.	95,300	412
	Fudo Tetra Corp.	241,500	412
	Kobe Bussan Co. Ltd.	9,500	410
^	JP-Holdings Inc.	116,200	409
	Toenec Corp.	14,000	409
^	Fujita Kanko Inc.	12,798	408
	SRA Holdings	14,300	408
	Itochu-Shokuhin Co. Ltd.	8,900	406
	Daikokutenbussan Co. Ltd.	8,900	405
	ASAHI YUKIZAI Corp.	30,711	403
	Shimizu Bank Ltd.	12,000	403
	Koatsu Gas Kogyo Co. Ltd.	53,000	401
	Showa Aircraft Industry Co. Ltd.	32,300	400
^	Central Sports Co. Ltd.	11,075	398
*	SWCC Showa Holdings Co. Ltd.	42,500	397
	Taiho Kogyo Co. Ltd.	26,500	396
	Shinnihon Corp.	44,500	396
	Toyo Kohan Co. Ltd.	92,400	395
	Mitsubishi Logisnext Co. Ltd.	53,600	394
	Yahagi Construction Co. Ltd.	43,300	392
	NS United Kaiun Kaisha Ltd.	16,900	391
	Keihanshin Building Co. Ltd.	55,700	391
^	Tokyo Individualized Educational Institute Inc.	43,860	387
	Mie Bank Ltd.	16,110	386
	Fujitsu Frontech Ltd.	22,000	385
	Onoken Co. Ltd.	22,600	384
^	Nihon Chouzai Co. Ltd.	11,700	383
	Kurimoto Ltd.	18,200	382
^	Sac's Bar Holdings Inc.	30,950	377
	Wellnet Corp.	35,000	376
^	Toho Co. Ltd.	14,800	374
	Shinwa Co. Ltd.	16,400	373
	Icom Inc.	15,900	370
	Chukyo Bank Ltd.	17,800	363
	K&O Energy Group Inc.	21,700	361
	Dai-ichi Seiko Co. Ltd.	14,200	361
	Nippon Beet Sugar Manufacturing Co. Ltd.	16,800	359
*	KNT-CT Holdings Co. Ltd.	20,500	356
	Kita-Nippon Bank Ltd.	11,300	352
^	Hito Communications Inc.	19,900	351
	Ines Corp.	37,500	351

76

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Toda Kogyo Corp.	8,400	349
	Yusen Logistics Co. Ltd.	29,900	349
	Sanyo Shokai Ltd.	18,742	345
	Gecoss Corp.	30,500	344
	Toyo Corp.	36,817	344
	CAC Holdings Corp.	34,100	341
	Misawa Homes Co. Ltd.	38,400	340
	Tokyo Energy & Systems Inc.	29,000	337
	Pronexus Inc.	27,735	337
	Torishima Pump Manufacturing Co. Ltd.	32,400	336
	Sanoh Industrial Co. Ltd.	37,900	335
	Rhythm Watch Co. Ltd.	16,000	335
	Nisshinbo Holdings Inc.	27,776	334
^	Nihon Trim Co. Ltd.	8,500	332
	Tokyo Rope Manufacturing Co. Ltd.	21,200	330
	Tokyo Tekko Co. Ltd.	17,400	329
	Mito Securities Co. Ltd.	94,600	327
	Kitagawa Iron Works Co. Ltd.	12,000	327
	Krosaki Harima Corp.	7,600	326
	Shibusawa Warehouse Co. Ltd.	17,509	325
	GCA Corp.	35,500	325
	Hokkan Holdings Ltd.	84,000	323
	Pocket Card Co. Ltd.	34,200	323
^	Toyo Denki Seizo KK	18,000	320
	Kanagawa Chuo Kotsu Co. Ltd.	9,600	319
	Nippon Chemiphar Co. Ltd.	6,900	318
	Godo Steel Ltd.	15,800	318
	Tosho Printing Co. Ltd.	33,000	318
^	Daikoku Denki Co. Ltd.	20,700	317
	Hakuto Co. Ltd.	20,500	316
^	Honeys Holdings Co. Ltd.	29,790	315
	Airport Facilities Co. Ltd.	56,900	315
	Japan Transcity Corp.	73,192	314
^	Fukui Computer Holdings Inc.	12,500	314
	Kanaden Corp.	27,300	313
	Chuo Spring Co. Ltd.	9,200	307
	Parco Co. Ltd.	23,000	307
	Linical Co. Ltd.	23,200	305
	Dunlop Sports Co. Ltd.	20,500	304
	Shimojima Co. Ltd.	28,800	304
^	Senshukai Co. Ltd.	48,900	303
	Ryoden Corp.	19,500	303
	Hisaka Works Ltd.	32,000	298
^,*	Medical Data Vision Co. Ltd.	15,400	293
	Takihyo Co. Ltd.	14,200	293
*	Mitsubishi Paper Mills Ltd.	43,000	290
^	Srg Takamiya Co. Ltd.	47,600	289
	Japan Cash Machine Co. Ltd.	26,700	289
	Asunaro Aoki Construction Co. Ltd.	31,700	287
	Aichi Corp.	38,700	287
	Sinanen Holdings Co. Ltd.	12,800	286
	Toyo Securities Co. Ltd.	102,000	285
	Halows Co. Ltd.	12,500	283
	Toa Oil Co. Ltd.	213,000	283
^,*	Nippon Sharyo Ltd.	100,000	283
	Aiphone Co. Ltd.	16,900	282
	Hioki EE Corp.	12,900	281
^	Mars Engineering Corp.	13,700	279
	Teikoku Electric Manufacturing Co. Ltd.	26,300	279
	Mitsubishi Research Institute Inc.	9,400	279
	Fuso Pharmaceutical Industries Ltd.	10,900	274
	Future Corp.	27,000	273
	Chori Co. Ltd.	14,900	272
	Weathernews Inc.	8,400	272

77

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Inaba Seisakusho Co. Ltd.	21,500	270
	CHIMNEY Co. Ltd.	10,700	269
	Matsuda Sangyo Co. Ltd.	18,500	265
	Cybozu Inc.	57,700	265
	Organo Corp.	10,000	265
	Gun-Ei Chemical Industry Co. Ltd.	7,600	264
	Elematec Corp.	11,500	263
	Fuji Oil Co. Ltd.	66,400	258
	NDS Co. Ltd.	7,600	257
^	Chuetsu Pulp & Paper Co. Ltd.	13,300	257
	Taisei Lamick Co. Ltd.	9,300	254
	Tomoku Co. Ltd.	13,600	254
	Takaoka Toko Co. Ltd.	15,500	253
	Mitsui Matsushima Co. Ltd.	20,100	253
	Hokkaido Gas Co. Ltd.	98,000	253
	Paris Miki Holdings Inc.	60,600	253
	Cleanup Corp.	31,400	250
^,*	U-Shin Ltd.	37,000	250
	Nippon Coke & Engineering Co. Ltd.	225,200	249
	Atsugi Co. Ltd.	21,800	248
	Furuno Electric Co. Ltd.	35,700	246
	MTI Ltd.	40,400	243
	Asahi Co. Ltd.	19,800	241
	Toli Corp.	66,101	240
	Yomiuri Land Co. Ltd.	5,700	239
	Yushiro Chemical Industry Co. Ltd.	15,600	236
	Sumitomo Precision Products Co. Ltd.	72,000	233
	Corona Corp. Class A	19,500	233
	Alpha Systems Inc.	10,500	231
	Tv Tokyo Holdings Corp.	10,800	226
	Fujikura Kasei Co. Ltd.	35,600	225
	Maezawa Kyuso Industries Co. Ltd.	13,600	223
	Sankyo Seiko Co. Ltd.	53,397	221
	Nihon Yamamura Glass Co. Ltd.	125,000	220
	NEC Capital Solutions Ltd.	11,100	219
	Gakken Holdings Co. Ltd.	7,300	211
	Maezawa Kasei Industries Co. Ltd.	18,600	206
	Zuiko Corp.	6,100	205
	Kinki Sharyo Co. Ltd.	8,700	204
	Tsutsumi Jewelry Co. Ltd.	11,500	203
	Daisyo Corp.	13,400	203
	CMIC Holdings Co. Ltd.	13,600	201
	Artnature Inc.	30,500	200
^,*	Yamada SxL Home Co. Ltd.	270,000	198
	Nihon Dempa Kogyo Co. Ltd.	25,310	198
	Fields Corp.	19,600	191
^	Chugai Ro Co. Ltd.	9,500	191
	Tokyo Rakutenchi Co. Ltd.	3,700	190
^	Funai Electric Co. Ltd.	23,200	188
	Mitsubishi Kakoki Kaisha Ltd.	8,200	178
^,*	Shin Nippon Biomedical Laboratories Ltd.	35,400	173
^,*	Laox Co. Ltd.	38,800	162
	Nakayama Steel Works Ltd.	23,300	161
^,*	Japan Drilling Co. Ltd.	8,200	157
^	Right On Co. Ltd.	16,400	136
	Kojima Co. Ltd.	35,300	116
	Riso Kyoiku Co. Ltd.	7,400	59
	Tayca Corp.	2,500	59
	Mitsui Mining & Smelting Co. Ltd.	900	47
	Sankyu Inc.	1,079	45
	NOF Corp.	1,500	43
	Ulvac Inc.	600	43
	Kobelco Eco-Solutions Co. Ltd.	2,400	41
	Maeda Corp.	3,000	38

78

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Aica Kogyo Co. Ltd.	900	31
Fuji Oil Holdings Inc.	900	24
PALTAC Corp.	600	24
Ain Holdings Inc.	8	1
Relo Group Inc.	20	—
Horiba Ltd.	7	—
Kyudenko Corp.	5	—
Megmilk Snow Brand Co. Ltd.	6	—
Koei Tecmo Holdings Co. Ltd.	7	—
Fujitsu General Ltd.	5	—
Ariake Japan Co. Ltd.	1	—
Zensho Holdings Co. Ltd.	4	—
		902,413
Malaysia (1.0%)
Dialog Group Bhd.	9,904,362	5,289
Press Metal Aluminium Holdings Bhd.	3,855,440	4,034
Hartalega Holdings Bhd.	1,582,920	2,851
Top Glove Corp. Bhd.	1,776,558	2,685
My EG Services Bhd.	4,827,400	2,497
Inari Amertron Bhd.	2,981,200	1,978
Genting Plantations Bhd.	771,173	1,946
Bursa Malaysia Bhd.	732,236	1,728
SP Setia Bhd Group	2,096,700	1,621
Sunway REIT	3,609,500	1,466
TIME dotCom Bhd.	667,300	1,447
QL Resources Bhd.	1,563,362	1,437
IGB REIT	3,621,100	1,411
Fraser & Neave Holdings Bhd.	224,700	1,344
VS Industry Bhd.	1,826,200	1,329
Malakoff Corp. Bhd.	5,272,300	1,283
KPJ Healthcare Bhd.	5,322,840	1,282
Sunway Bhd.	3,015,186	1,231
Kossan Rubber Industries	702,800	1,199
Malaysian Resources Corp. Bhd.	4,656,338	1,166
Mah Sing Group Bhd.	3,191,575	1,162
Pos Malaysia Bhd.	798,100	1,035
Malaysia Building Society Bhd.	3,945,200	1,034
Unisem M Bhd.	1,069,180	1,010
Cahya Mata Sarawak Bhd.	1,128,600	986
* UMW Oil & Gas Corp. Bhd.	12,820,580	970
* WCT Holdings Bhd.	2,460,239	964
Yinson Holdings Bhd.	1,004,200	938
* Scientex Bhd.	407,900	858
Capitaland Malaysia Mall Trust	2,209,600	772
DRB-Hicom Bhd.	1,826,327	734
Bermaz Auto Bhd.	1,446,440	697
* Eco World Development Group Bhd.	1,896,900	695
Pavilion REIT	1,562,100	631
Eastern & Oriental Bhd.	1,718,033	625
Syarikat Takaful Malaysia Bhd.	599,000	545
Muhibbah Engineering M Bhd.	785,000	528
* Berjaya Corp. Bhd.	6,618,492	524
Sunway Construction Group Bhd.	962,440	523
Supermax Corp. Bhd.	975,150	408
* AirAsia X Bhd.	4,213,250	373
Datasonic Group Bhd.	983,500	286
* KNM Group Bhd.	4,026,700	267
* Dayang Enterprise Holdings Bhd.	920,300	188
* Mulpha International Bhd.	314,695	186
* Malaysia Marine and Heavy Engineering Holdings Bhd.	902,900	175
* UMW Oil & Gas Corp. Bhd. Warrants	2,470,020	108
Coastal Contracts Bhd.	324,200	97
* Sunway Bhd. Warrants	362,955	55
* WCT Holdings Bhd. Warrants Exp. 08/24/2020	310,551	21

79

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	OSK Holdings Bhd. Warrants Exp. 07/22/2020	238,195	16
*	KPJ Healthcare Warrants Exp. 01/23/2019	197,280	14
*	AirAsia X Bhd. Warrants Exp. 06/08/2020	300,675	14
*	BIMB Holdings Bhd. Warrants Exp. 12/04/2023	154,640	11
*	CB Industrial Product Holding Bhd Warrants Exp. 10/31/2019	78,700	6
*	Malaysian Resources Corp. Bhd. Warrants Exp. 09/16/2018	346,641	6
*	Eastern & Oriental Bhd Warrants Exp. 07/21/2019	154,580	6
*	Mah Sing Group Bhd. Warrants Exp. 03/18/2018	164,085	4
*	Mah Sing Group Warrants Exp. 01/15/2026	125,235	4
*	KNM Group Bhd. Warrants Exp. 04/21/2020	178,365	3
*	Puncak Niaga Holding Bhd. Warrants Exp. 07/20/2018	25,250	1
*	WCT Holdings Bhd. Warrants Exp. 12/11/2017	82,009	1
*,3	KNM Group Bhd. Warrants Exp. 11/15/2017	188,812	—
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	430,554	—
*	OSK Ventures International Bhd.	1	—
			56,705
Mexico (0.5%)
*	Elis SA	139,330	3,599
	Macquarie Mexico Real Estate Management SA de CV	1,811,206	2,173
	PLA Administradora Industrial S de RL de CV	1,378,198	2,121
*	Genomma Lab Internacional SAB de CV Class B	1,752,100	2,044
	Corp Inmobiliaria Vesta SAB de CV	1,328,300	1,649
	Bolsa Mexicana de Valores SAB de CV	971,797	1,623
	Prologis Property Mexico SA de CV	808,212	1,582
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	1,384,400	1,411
	Grupo Herdez SAB de CV	523,502	1,120
*	La Comer SAB de CV	1,133,500	1,100
*	Hoteles City Express SAB de CV	786,500	961
	Credito Real SAB de CV SOFOM ER	521,300	836
	Grupo Financiero Interacciones SA de CV	178,300	818
	Unifin Financiera SAB de CV SOFOM ENR	218,141	743
	Consorcio ARA SAB de CV	2,049,310	725
*	Grupo GICSA SA de CV	1,109,373	671
	Qualitas Controladora SAB de CV	402,576	666
2	Concentradora Fibra Hotelera Mexicana SA de CV	762,259	510
	Grupo Rotoplas SAB de CV	297,100	469
	Rassini SAB de CV	124,094	468
	TV Azteca SAB de CV	2,553,695	463
*,2	Elementia SAB de CV	267,237	351
*	Axtel SAB de CV	1,344,051	291
			26,394
Netherlands (1.9%)
	Aalberts Industries NV	207,119	10,213
*	Galapagos NV	88,873	8,643
	IMCD Group NV	114,488	7,201
	SBM Offshore NV	383,693	6,848
	ASM International NV	100,487	6,734
	TKH Group NV	91,581	6,167
	APERAM SA	105,914	5,695
	BE Semiconductor Industries NV	71,131	5,590
	Corbion NV	128,824	4,305
	Eurocommercial Properties NV	101,000	4,206
	PostNL NV	932,449	3,974
	Wereldhave NV	85,819	3,901
2	Refresco Group NV	155,594	3,598
	Arcadis NV	153,902	3,558
*	TomTom NV	276,610	3,151
	Koninklijke BAM Groep NV	531,015	3,000
	Wessanen	117,996	2,241
	Vastned Retail NV	48,378	2,119
2	Intertrust NV	126,676	1,948
*	Fugro NV	145,621	1,877
	Accell Group	56,726	1,732
2	Flow Traders	62,660	1,558

80

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	NSI NV	38,443	1,458
*,2	Basic-Fit NV	60,398	1,387
*,2	Takeaway.com NV	27,345	1,292
*	ForFarmers NV	80,666	986
	Brunel International NV	41,546	706
	BinckBank NV	127,301	649
	ASR Nederland NV	981	40
2	Philips Lighting NV	1,029	39
*,3	SRH NV	96,364	—
			104,816
New Zealand (0.7%)
*	a2 Milk Co. Ltd.	1,578,376	9,371
	Z Energy Ltd.	765,797	3,862
^	Mainfreight Ltd.	172,694	2,891
	Trade Me Group Ltd.	874,139	2,699
	Chorus Ltd.	883,440	2,428
	EBOS Group Ltd.	193,582	2,332
	Goodman Property Trust	2,275,400	2,041
	Infratil Ltd.	922,862	2,031
	Genesis Energy Ltd.	1,172,839	1,966
	Freightways Ltd.	360,248	1,888
	Summerset Group Holdings Ltd.	508,284	1,694
	Precinct Properties New Zealand Ltd.	1,877,910	1,665
	Metlifecare Ltd.	361,271	1,429
	Argosy Property Ltd.	1,692,448	1,199
	Vital Healthcare Property Trust	704,398	1,065
	Heartland Bank Ltd.	766,199	996
	New Zealand Refining Co. Ltd.	384,298	663
	Kathmandu Holdings Ltd.	311,843	513
*	TOWER Ltd.	260,271	144
			40,877
Norway (1.4%)
	Subsea 7 SA	557,822	9,403
	Storebrand ASA	976,513	8,364
^	TGS NOPEC Geophysical Co. ASA	222,626	5,118
	Bakkafrost P/F	86,981	3,887
*	Norwegian Finans Holding ASA	308,794	3,858
	SpareBank 1 SR-Bank ASA	322,461	3,572
	Salmar ASA	119,618	3,566
	Leroy Seafood Group ASA	557,828	3,350
	Tomra Systems ASA	236,632	3,304
2	Entra ASA	238,540	3,283
	SpareBank 1 SMN	279,926	2,907
	Veidekke ASA	238,275	2,670
2	XXL ASA	228,786	2,467
	Aker ASA	51,745	2,344
	Atea ASA	185,773	2,344
	Borregaard ASA	217,336	2,095
	Austevoll Seafood ASA	192,278	1,925
*,2	Aker Solutions ASA	328,278	1,805
*	DNO ASA	1,444,650	1,755
*	Nordic Semiconductor ASA	289,143	1,450
*	Wallenius Wilhelmsen Logistics	227,420	1,305
	Grieg Seafood ASA	123,811	1,176
^,*	Petroleum Geo-Services ASA	686,952	1,130
	Ocean Yield ASA	92,295	823
	Opera Software ASA	262,785	753
	Stolt-Nielsen Ltd.	52,143	735
	Norway Royal Salmon ASA	35,508	689
	Hoegh LNG Holdings Ltd.	84,773	671
*	Akastor ASA	289,157	667
^,*	Norwegian Air Shuttle ASA	23,349	661
*,2	BW LPG Ltd.	167,176	628
^,*	REC Silicon ASA	4,212,364	551

81

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Seadrill Ltd.	4,512	1
			79,257
Other (0.0%)[4]
	Kennedy-Wilson Holdings Inc.	343	7

Pakistan (0.3%)
	Hub Power Co. Ltd.	1,889,200	1,840
	Lucky Cement Ltd.	389,566	1,801
	Pakistan State Oil Co. Ltd.	533,249	1,721
	Engro Corp. Ltd.	648,521	1,712
	Pakistan Oilfields Ltd.	250,100	1,403
	United Bank Ltd.	660,000	1,121
	MCB Bank Ltd.	544,000	1,026
	Thal Ltd.	178,350	860
	Engro Fertilizers Ltd.	1,338,430	825
	DG Khan Cement Co. Ltd.	518,686	671
	Nishat Mills Ltd.	530,426	655
	Kot Addu Power Co. Ltd.	967,108	588
	Searle Co. Ltd.	200,440	582
*	SUI Southern Gas Co. Ltd.	1,915,000	547
	Mari Petroleum Co. Ltd.	34,680	477
	Fauji Cement Co. Ltd.	1,643,307	434
	Millat Tractors Ltd.	36,980	393
*	SUI Northern Gas Pipeline	206,000	224
	Fauji Fertilizer Bin Qasim Ltd.	520,000	163
	Pakistan Telecommunication Co. Ltd.	855,000	107
*	Bank Alfalah Ltd.	175,000	67
			17,217
Peru (0.0%)
	Volcan Cia Minera SAA Class B	5,397,208	2,657

Philippines (0.4%)
	Security Bank Corp.	999,219	4,763
	Puregold Price Club Inc.	2,291,590	2,264
	Robinsons Retail Holdings Inc.	1,107,600	2,082
	Robinsons Land Corp.	4,016,931	1,965
	Pilipinas Shell Petroleum Corp.	1,557,020	1,877
	Manila Water Co. Inc.	2,726,085	1,638
	Vista Land & Lifescapes Inc.	8,644,000	1,020
	Cosco Capital Inc.	5,981,500	988
*	DoubleDragon Properties Corp.	1,177,890	924
	D&L Industries Inc.	4,394,300	884
	First Gen Corp.	2,553,730	870
	Cebu Air Inc.	380,270	803
	Filinvest Land Inc.	20,530,400	789
	Century Pacific Food Inc.	1,902,300	560
	Lopez Holdings Corp.	4,794,760	540
*	Melco Resorts And Entertainment Philippines Corp.	3,698,500	486
	Nickel Asia Corp.	3,435,708	466
	First Philippine Holdings Corp.	364,600	451
			23,370
Poland (0.1%)
	Energa SA	501,075	1,741
*	PKP Cargo SA	67,662	966
	UNIWHEELS AG	8,993	731
	Warsaw Stock Exchange	55,354	700
*	Boryszew SA	159,822	439
^	Lubelski Wegiel Bogdanka SA	20,232	410
*	Getin Holding SA	865,656	383
*	Getin Noble Bank SA	804,018	356
^,*	Medicalgorithmics SA	6,288	348
	Neuca SA	2,746	185
*	Bioton SA	68,053	83
	CD Projekt SA	948	31

82

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
KRUK SA	279	21
Kernel Holding SA	750	10
		6,404
Portugal (0.4%)
* Banco Comercial Portugues SA	19,452,243	5,813
NOS SGPS SA	502,721	3,012
Navigator Co. SA	576,771	2,941
Sonae SGPS SA	2,222,056	2,660
CTT-Correios de Portugal SA	341,659	2,012
REN - Redes Energeticas Nacionais SGPS SA	545,226	1,731
Corticeira Amorim SGPS SA	69,841	975
Semapa-Sociedade de Investimento e Gestao	48,627	972
Altri SGPS SA	148,409	948
^ Mota-Engil SGPS SA	182,438	733
* Banco BPI SA	314,760	425
Sonaecom SGPS SA	117,738	316
		22,538
Qatar (0.0%)
* Gulf Warehousing Co.	59,039	662
Medicare Group	29,761	559
Salam International Investment Ltd. QSC	182,582	350
		1,571
Russia (0.1%)
2 Detsky Mir PJSC	500,250	868
* DIXY Group PJSC	131,730	755
* Raspadskaya OJSC	359,920	551
* OGK-2 PJSC	45,506,850	427
TGC-1 PJSC	1,764,500,000	424
Novatek PJSC GDR	1,156	132
* M.Video PJSC	11,080	80
		3,237
Singapore (1.2%)
Mapletree Commercial Trust	4,092,804	4,668
Mapletree Industrial Trust	2,681,000	3,816
Keppel REIT	4,304,047	3,710
Mapletree Greater China Commercial Trust	4,247,012	3,661
Mapletree Logistics Trust	3,748,882	3,494
CDL Hospitality Trusts	1,842,301	2,210
Ascott Residence Trust	2,459,665	2,157
Frasers Centrepoint Trust	1,338,710	2,131
Frasers Logistics & Industrial Trust	2,403,000	1,966
Starhill Global REIT	3,365,908	1,902
Parkway Life REIT	879,381	1,838
United Engineers Ltd.	938,945	1,819
Keppel Infrastructure Trust	4,390,500	1,787
Keppel DC REIT	1,759,908	1,775
Manulife US REIT	1,907,400	1,726
Raffles Medical Group Ltd.	2,059,484	1,707
CapitaLand Retail China Trust	1,391,660	1,694
First Resources Ltd.	1,095,729	1,584
Frasers Commercial Trust	1,505,113	1,530
Lippo Malls Indonesia Retail Trust	4,261,100	1,361
Cache Logistics Trust	2,173,004	1,307
Asian Pay Television Trust	3,067,500	1,306
OUE Hospitality Trust	2,172,666	1,283
ESR REIT	3,115,860	1,269
First REIT	1,030,800	1,047
Ascendas Hospitality Trust	1,617,600	1,038
Yoma Strategic Holdings Ltd.	2,283,019	979
Accordia Golf Trust	1,675,916	922
Far East Hospitality Trust	1,781,900	915
Frasers Hospitality Trust	1,426,400	822
OUE Ltd.	540,100	816

83

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	RHT Health Trust	1,265,000	780
	Soilbuild Business Space REIT	1,554,000	753
	SPH REIT	1,013,500	744
	Silverlake Axis Ltd.	1,577,829	689
^	SIIC Environment Holdings Ltd.	1,758,782	684
	Sabana Shari'ah Compliant Industrial REIT	1,943,600	656
^,*	Beijing Gas Blue Sky Holdings Ltd.	9,416,000	640
^	Sheng Siong Group Ltd.	857,400	594
^,*,3	Ezion Holdings Ltd.	3,659,662	529
	Hyflux Ltd.	1,212,986	436
^,*	Midas Holdings Ltd.	2,619,447	404
^	Noble Group Ltd.	1,804,400	384
	China Everbright Water Ltd.	1,037,500	369
*	COSCO Shipping International Singapore Co. Ltd.	1,707,800	364
	Fortune REIT (Singapore Shares)	276,589	334
	Bumitama Agri Ltd.	478,200	277
	Indofood Agri Resources Ltd.	641,500	212
	Boustead Singapore Ltd.	313,600	207
*	Ying Li International Real Estate Ltd.	1,181,800	124
^,*,3	China Fishery Group Ltd.	1,088,512	61
^,*,3	Ezra Holdings Ltd.	4,500,399	36
	Ascendas India Trust	21,900	18
	Genting Hong Kong Ltd.	44,100	11
*,3	Ezion Holdings Ltd Warrants Exp. 04/15/2020	455,755	7
*,3	China Hongxing Sports Ltd.	831,000	—
^,*,3	China Animal Healthcare Ltd.	1,003,918	—
			67,553
South Africa (0.6%)
	Vukile Property Fund Ltd.	1,692,126	2,360
	SA Corporate Real Estate Ltd.	5,930,067	2,008
	DataTec Ltd.	443,930	1,883
*	PPC Ltd.	3,238,128	1,690
	Advtech Ltd.	1,317,896	1,652
	Arrowhead Properties Ltd.	2,563,094	1,443
	Cashbuild Ltd.	53,681	1,383
	MAS Real Estate Inc.	562,017	1,229
	Astral Foods Ltd.	86,497	1,184
	Wilson Bayly Holmes-Ovcon Ltd.	106,598	1,141
	Trencor Ltd.	365,118	1,137
	Blue Label Telecoms Ltd.	849,795	1,037
	Hosken Consolidated Investments Ltd.	112,463	985
	Alexander Forbes Group Holdings Ltd.	1,812,433	934
	Murray & Roberts Holdings Ltd.	808,499	916
	Zeder Investments Ltd.	2,057,117	910
	Rebosis Property Fund Ltd.	1,148,916	870
	Emira Property Fund Ltd.	892,784	829
	Peregrine Holdings Ltd.	396,560	795
*	Sun International Ltd.	214,283	763
	Mpact Ltd.	338,617	619
	Ascendis Health Ltd.	491,839	608
	City Lodge Hotels Ltd.	66,179	590
	Adcock Ingram Holdings Ltd.	141,550	588
	Metair Investments Ltd.	431,094	579
	Delta Property Fund Ltd.	941,792	492
	Hudaco Industries Ltd.	55,101	491
*	Alviva Holdings Ltd.	280,749	390
	Raubex Group Ltd.	225,059	323
	Merafe Resources Ltd.	2,563,721	323
	Lewis Group Ltd.	151,502	291
*	Royal Bafokeng Platinum Ltd.	119,214	275
*	Consolidated Infrastructure Group Ltd.	294,125	237
	Clover Industries Ltd.	233,133	236
	DRDGOLD Ltd.	678,279	231
*	ArcelorMittal South Africa Ltd.	449,770	202

84

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Group Five Ltd.	171,940	158
	Invicta Holdings Ltd.	30,091	117
*	Aveng Ltd.	581,779	104
			32,003
South Korea (4.2%)
^,*	SillaJen Inc.	108,412	6,547
	LG Innotek Co. Ltd.	30,435	4,686
^,*	ViroMed Co. Ltd.	29,945	3,963
	Medy-Tox Inc.	8,624	3,264
	CJ E&M Corp.	41,297	3,118
	Meritz Fire & Marine Insurance Co. Ltd.	118,648	2,723
	Com2uSCorp	21,783	2,596
	Kolon Industries Inc.	37,129	2,511
	Meritz Securities Co. Ltd.	627,247	2,499
^,*	Hyundai Merchant Marine Co. Ltd.	363,401	2,401
^,*	Komipharm International Co. Ltd.	66,755	2,391
	SK Chemicals Co. Ltd.	34,977	2,309
^	Korea Kolmar Co. Ltd.	29,757	2,201
	Green Cross Corp.	11,414	2,150
^,*	Kumho Tire Co. Inc.	344,903	2,019
	Green Cross Holdings Corp.	58,878	1,990
	Seoul Semiconductor Co. Ltd.	80,757	1,982
*	WONIK IPS Co. Ltd.	60,909	1,978
	Youngone Corp.	64,292	1,976
	Korean Reinsurance Co.	193,330	1,933
^,*	Pan Ocean Co. Ltd.	404,018	1,898
^,*	Hyundai Rotem Co. Ltd.	103,634	1,815
^	Cosmax Inc.	14,504	1,801
*	Hugel Inc.	4,694	1,801
	Koh Young Technology Inc.	25,820	1,771
	Poongsan Corp.	40,338	1,769
^	SK Materials Co. Ltd.	10,471	1,755
	LS Industrial Systems Co. Ltd.	32,658	1,749
	LOTTE Himart Co. Ltd.	26,223	1,736
^	CJ CGV Co. Ltd.	27,529	1,712
^	Hana Tour Service Inc.	19,043	1,697
	Doosan Bobcat Inc.	51,561	1,667
	Innocean Worldwide Inc.	23,696	1,625
^,*	HLB Inc.	69,932	1,558
	Hyundai Greenfood Co. Ltd.	108,639	1,551
	KIWOOM Securities Co. Ltd.	24,218	1,551
^	LIG Nex1 Co. Ltd.	23,796	1,527
^,*	Yungjin Pharmaceutical Co. Ltd.	188,133	1,494
	SFA Engineering Corp.	40,431	1,472
^	Eo Technics Co. Ltd.	17,570	1,429
^	Fila Korea Ltd.	23,472	1,418
*	Osstem Implant Co. Ltd.	22,022	1,415
*	Medipost Co. Ltd.	15,990	1,395
	Hyundai Home Shopping Network Corp.	12,737	1,388
^	Kolon Life Science Inc.	10,107	1,385
	Korea Petrochemical Ind Co. Ltd.	6,040	1,350
	LG International Corp.	50,317	1,306
	Chong Kun Dang Pharmaceutical Corp.	12,907	1,297
^,*	Hanjin Kal Corp.	66,519	1,286
	Dongkuk Steel Mill Co. Ltd.	129,688	1,258
	GS Home Shopping Inc.	6,692	1,257
	Loen Entertainment Inc.	13,149	1,250
^,*	Interflex Co. Ltd.	21,311	1,219
	Taekwang Industrial Co. Ltd.	1,187	1,209
	JB Financial Group Co. Ltd.	221,705	1,165
^	Dongjin Semichem Co. Ltd.	62,883	1,158
	Hansol Chemical Co. Ltd.	17,488	1,154
	Hanwha General Insurance Co. Ltd.	156,622	1,141
	Douzone Bizon Co. Ltd.	39,448	1,127

85

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	POSCO Chemtech Co. Ltd.	44,983	1,127
^,*	Celltrion Pharm Inc.	37,218	1,113
	CJ O Shopping Co. Ltd.	6,254	1,104
	Young Poong Corp.	1,087	1,082
	Iljin Materials Co. Ltd.	36,804	1,062
	Soulbrain Co. Ltd.	17,096	1,052
	Toptec Co. Ltd.	41,450	1,043
*	SM Entertainment Co.	34,987	1,040
	Daishin Securities Co. Ltd.	85,981	1,037
	Hyundai Elevator Co. Ltd.	20,704	1,013
	Samyang Holdings Corp.	12,535	1,012
^	Korea Real Estate Investment & Trust Co. Ltd.	341,078	1,011
	Halla Holdings Corp.	16,385	991
	Korea Electric Terminal Co. Ltd.	15,647	979
^	JW Pharmaceutical Corp.	26,172	974
	Grand Korea Leisure Co. Ltd.	38,842	971
	Meritz Financial Group Inc.	66,447	968
	TES Co. Ltd.	31,228	966
	Bukwang Pharmaceutical Co. Ltd.	48,690	963
*	Dongbu HiTek Co. Ltd.	74,314	951
	Huchems Fine Chemical Corp.	45,187	951
	Hanil Cement Co. Ltd.	7,903	946
	Daewoong Pharmaceutical Co. Ltd.	9,253	939
*	Jusung Engineering Co. Ltd.	75,262	923
^,*	Genexine Co. Ltd.	24,086	921
	Hankook Tire Worldwide Co. Ltd.	51,311	921
	LF Corp.	39,935	920
3	KC Tech Co. Ltd.	17,114	920
^	IS Dongseo Co. Ltd.	29,735	918
^	Kolon Corp.	13,252	911
	Daesang Corp.	42,335	900
^,*	Webzen Inc.	35,938	899
	LEENO Industrial Inc.	19,108	874
^,*	Foosung Co. Ltd.	109,250	872
	Nexen Tire Corp.	75,996	872
^,*	Chabiotech Co. Ltd.	73,666	862
^	Hansae Co. Ltd.	36,911	859
	Daou Technology Inc.	52,357	859
*	Hanall Biopharma Co. Ltd.	81,063	848
	Modetour Network Inc.	32,157	845
	Ilyang Pharmaceutical Co. Ltd.	26,925	837
^,*	Jenax Inc.	33,442	837
*	Asiana Airlines Inc.	200,559	829
	DoubleUGames Co. Ltd.	18,080	829
*	Advanced Process Systems Corp.	23,938	824
	Handsome Co. Ltd.	29,929	802
*	Seegene Inc.	31,430	798
^,*	Homecast Co. Ltd.	64,245	775
	Ssangyong Cement Industrial Co. Ltd.	52,687	762
^	Dong-A ST Co. Ltd.	9,475	757
	Dong-A Socio Holdings Co. Ltd.	6,878	750
^,*	Korea Line Corp.	25,528	747
	Mirae Asset Life Insurance Co. Ltd.	141,662	741
	Silicon Works Co. Ltd.	18,416	739
	Dongwon Industries Co. Ltd.	2,895	738
^	Posco ICT Co. Ltd.	115,821	728
^,*	DIO Corp.	23,730	719
	Tongyang Inc.	410,242	714
^,*	CrystalGenomics Inc.	52,038	707
^	Partron Co. Ltd.	90,092	703
^,*	iNtRON Biotechnology Inc.	24,462	699
*	Amicogen Inc.	17,519	698
	Lotte Food Co. Ltd.	1,305	698
^,*	Jeil Pharmaceutical Co. Ltd.	12,328	696

86

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Songwon Industrial Co. Ltd.	36,189	695
	AK Holdings Inc.	11,546	694
^	Lock&Lock Co. Ltd.	35,456	686
*	Korea Asset In Trust Co. Ltd.	90,580	683
	Youngone Holdings Co. Ltd.	13,600	680
	Sebang Global Battery Co. Ltd.	22,159	670
^	Maeil Holdings Co. Ltd.	38,960	669
	S&T Motiv Co. Ltd.	16,293	664
^,*	Peptron Inc.	15,169	664
	Samyang Corp.	7,598	658
	Seah Besteel Corp.	22,999	653
	Hanjin Transportation Co. Ltd.	25,345	650
	SPC Samlip Co. Ltd.	5,272	647
^	Daewoong Co. Ltd.	46,517	647
^,*	ATGen Co. Ltd.	19,277	642
	Daeduck Electronics Co.	70,033	642
	InBody Co. Ltd.	24,633	640
^,*	GemVax & Kael Co. Ltd.	58,298	634
^,*	Naturalendo Tech Co. Ltd.	29,095	633
	SK Gas Ltd.	7,552	631
	Hansol Holdings Co. Ltd.	114,003	630
*	Taeyoung Engineering & Construction Co. Ltd.	81,643	626
	Shinyoung Securities Co. Ltd.	11,502	610
	SL Corp.	29,755	610
^	YG Entertainment Inc.	22,278	595
	Binggrae Co. Ltd.	10,969	595
^	Caregen Co. Ltd.	9,053	593
	Youlchon Chemical Co. Ltd.	39,651	589
^,*	Gamevil Inc.	10,409	589
^,*	Taihan Electric Wire Co. Ltd.	515,505	585
	KISWIRE Ltd.	18,589	584
^,*	SK Securities Co. Ltd.	525,059	584
	DongKook Pharmaceutical Co. Ltd.	10,489	581
	WeMade Entertainment Co. Ltd.	17,652	577
	Tongyang Life Insurance Co. Ltd.	72,418	572
	Hansol Paper Co. Ltd.	38,248	562
	Namyang Dairy Products Co. Ltd.	958	562
	NICE Information Service Co. Ltd.	72,945	557
*	Hanwha Investment & Securities Co. Ltd.	212,634	550
^,*	CMG Pharmaceutical Co. Ltd.	178,916	549
*	Hansol Technics Co. Ltd.	34,663	547
	NICE Holdings Co. Ltd.	38,159	541
	Korea Kolmar Holdings Co. Ltd.	13,390	539
^	Ahnlab Inc.	12,042	538
	Vieworks Co. Ltd.	15,684	534
*	Wonik Holdings Co. Ltd.	78,709	532
	Kwang Dong Pharmaceutical Co. Ltd.	73,441	531
^	Daeduck GDS Co. Ltd.	33,708	530
^	JW Holdings Corp.	73,661	529
^	ST Pharm Co. Ltd.	17,737	523
*	Yuanta Securities Korea Co. Ltd.	172,582	521
^,*	Aprogen pharmaceuticals Inc.	157,965	520
	Kwangju Bank Co. Ltd.	49,054	517
	Green Cross Cell Corp.	12,676	509
	E1 Corp.	9,865	507
	Muhak Co. Ltd.	31,037	504
	Hyundai Corp.	25,305	499
^	Dae Hwa Pharmaceutical Co. Ltd.	24,082	499
^	Kumho Industrial Co. Ltd.	57,703	498
*	Huons Co. Ltd.	8,298	497
^	Cuckoo Electronics Co. Ltd.	3,575	481
*	Duk San Neolux Co. Ltd.	24,411	479
^,*	Leaders Cosmetics Co. Ltd.	28,293	472
	Hyundai Livart Furniture Co. Ltd.	21,897	467

87

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Able C&C Co. Ltd.	25,771	466
^,*	Hanjin Heavy Industries & Construction Co. Ltd.	134,733	460
	SeAH Steel Corp.	5,570	457
^	NS Shopping Co. Ltd.	33,932	456
^,*	COSON Co. Ltd.	36,262	454
	Sungwoo Hitech Co. Ltd.	75,229	451
^,*	Emerson Pacific Inc.	18,397	451
	Hankook Shell Oil Co. Ltd.	1,269	449
^	Seobu T&D	33,835	449
*,2	CEMEX Holdings Philippines Inc.	5,055,000	448
^,*	CUROCOM Co. Ltd.	180,800	447
	i-SENS Inc.	21,141	446
	Hancom Inc.	31,322	444
	Sindoh Co. Ltd.	7,749	436
	Daekyo Co. Ltd.	59,445	436
	Dongwon F&B Co. Ltd.	2,393	435
^,*	Binex Co. Ltd.	54,158	422
^	Dawonsys Co. Ltd.	40,777	417
*	Pharmicell Co. Ltd.	110,932	416
^	KEPCO Engineering & Construction Co. Inc.	25,980	415
^,*	NUTRIBIOTECH Co. Ltd.	21,281	415
^	It's Hanbul Co. Ltd.	10,416	414
^	Huons Global Co. Ltd.	10,926	414
	Cell Biotech Co. Ltd.	12,069	400
^	Chongkundang Holdings Corp.	6,392	393
*	Ssangyong Motor Co.	83,103	390
^	iMarketKorea Inc.	45,275	387
	CJ Hellovision Co. Ltd.	59,280	387
^	ICD Co. Ltd.	27,784	374
^,*	Insun ENT Co. Ltd.	61,478	373
^	Humedix Co. Ltd.	11,953	372
	Namhae Chemical Corp.	45,379	368
*	Eugene Investment & Securities Co. Ltd.	137,555	365
*	SFA Semicon Co. Ltd.	162,679	365
	Samchully Co. Ltd.	3,935	360
	KT Skylife Co. Ltd.	29,001	360
^,*	G-SMATT GLOBAL Co. Ltd.	31,429	359
^	CJ Freshway Corp.	10,233	359
^,*	Taewoong Co. Ltd.	22,285	356
^	Sung Kwang Bend Co. Ltd.	39,880	354
	KISCO Corp.	10,317	349
^	Coreana Cosmetics Co. Ltd.	56,843	347
	Lutronic Corp.	34,388	346
*	KTB Investment & Securities Co. Ltd.	111,434	344
^	Cosmax BTI Inc	10,254	339
	Dae Han Flour Mills Co. Ltd.	2,229	337
^,*	Agabang&Company	62,024	331
	Sam Young Electronics Co. Ltd.	26,990	328
	Interpark Holdings Corp.	84,781	317
	Kyobo Securities Co. Ltd.	38,400	312
*	Lumens Co. Ltd.	96,721	312
^,*	Samsung Pharmaceutical Co. Ltd.	98,224	307
^	CROWNHAITAI Holdings Co. Ltd.	19,178	306
^,*	CrucialTec Co. Ltd.	113,625	288
	TK Corp.	31,706	285
*	NEPES Corp.	34,250	276
*	S&T Dynamics Co. Ltd.	36,678	274
	Seoyon E-Hwa Co. Ltd.	25,219	270
^,*	KONA I Co. Ltd.	28,526	270
	SBS Media Holdings Co. Ltd.	98,611	267
*	Dongbu Securities Co. Ltd.	85,045	265
^	KH Vatec Co. Ltd.	24,997	253
	INTOPS Co. Ltd.	27,000	253
	Byucksan Corp.	82,989	252

88

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Kolao Holdings	56,393	252
	DY Corp.	36,474	249
	Eusu Holdings Co. Ltd.	42,258	244
^,*	Duksan Hi-Metal Co. Ltd.	30,794	242
*	Doosan Engine Co. Ltd.	61,353	231
	GOLFZON Co. Ltd.	5,545	229
*	GNCO Co. Ltd.	137,264	226
*	Neowiz	21,601	226
*	Woongjin Thinkbig Co. Ltd.	36,242	224
^,*	Cellumed Co. Ltd.	33,370	216
	Daishin Securities Co. Ltd. Preference Shares	24,050	202
	Hyundai Corp. Holdings Inc.	15,511	202
*	Maeil Dairies Co. Ltd.	3,213	201
	Humax Co. Ltd.	22,327	188
	Lotte Corp.	2,821	188
^,*	APS Holdings Corp.	18,564	165
	Seoyon Co. Ltd.	18,192	130
^,*	3S Korea Co. Ltd.	70,925	121
	MegaStudy Co. Ltd.	4,013	112
^	Jeil Pharma Holdings Inc.	2,930	105
*	Crown Confectionery Co. Ltd.	4,343	66
*	Able C&C Co. Ltd. Rights Exp. 11/09/2017	10,080	62
	Humax Holdings Co. Ltd.	10,095	42
	Hitejinro Holdings Co. Ltd.	1,941	19
	LG Chem Ltd.	44	16
*	Ssangyong Information & Communication	8,135	11
*,3	Tera Resource Co. Ltd.	42,004	2
*,3	CNK International Co. Ltd.	35,374	—
*,3	SSCP Co. Ltd.	20,873	—
*,3	Shenglong PV-Tech Investment Co. Ltd.	44,660	—
*,3	KC Tech Co. Ltd.	25,051	—
*,3	Daewoo Songdo Development Co. Ltd.	11,746	—
			234,354
Spain (1.4%)
	Bolsas y Mercados Espanoles SHMSF SA	164,496	5,650
	Inmobiliaria Colonial Socimi SA	536,095	5,104
	Viscofan SA	83,673	5,065
	Prosegur Cia de Seguridad SA	579,764	4,425
	Applus Services SA	289,035	4,042
*	Indra Sistemas SA	267,153	3,839
	Melia Hotels International SA	249,205	3,409
	Hispania Activos Inmobiliarios SOCIMI SA	190,024	3,279
	Ebro Foods SA	133,458	3,210
	CIE Automotive SA	105,713	3,142
*,2	Neinor Homes SA	138,931	2,860
	NH Hotel Group SA	449,590	2,843
*,2	Prosegur Cash SA	813,755	2,653
	Axiare Patrimonio SOCIMI SA	135,928	2,549
	Cia de Distribucion Integral Logista Holdings SA	106,075	2,485
^	Tecnicas Reunidas SA	67,068	2,159
	Faes Farma SA	614,146	2,081
*	Fomento de Construcciones y Contratas SA	176,928	1,876
2	Euskaltel SA	220,286	1,764
*	Sacyr SA	682,644	1,754
	Atresmedia Corp. de Medios de Comunicacion SA	168,702	1,734
*	Obrascon Huarte Lain SA	308,389	1,729
	Construcciones y Auxiliar de Ferrocarriles SA	39,694	1,635
	Ence Energia y Celulosa SA	272,871	1,583
*	Pharma Mar SA	353,262	1,349
	Almirall SA	133,983	1,297
	Papeles y Cartones de Europa SA	106,491	1,106
*	Codere SA	2,322,679	1,027
*	Liberbank SA	592,371	274
*	Liberbank SA Rights Exp. 11/10/2017	592,371	213

89

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
2	Cellnex Telecom SA	1,986	49
*	Papeles y Cartones de Europa SA Rights	106,491	44
	Grupo Catalana Occidente SA	1,014	43
^,*,3	Let's GOWEX SA	31,105	—
			76,272
Sweden (3.7%)
	Castellum AB	585,308	9,392
^	Nibe Industrier AB Class B	810,002	8,100
	Elekta AB Class B	784,770	7,546
	BillerudKorsnas AB	382,111	6,577
	Loomis AB Class B	157,531	6,320
	Fabege AB	282,142	5,958
	Com Hem Holding AB	390,193	5,858
^	Intrum Justitia AB	161,257	5,651
2	Dometic Group AB	648,746	5,641
	Indutrade AB	199,367	5,529
	Hexpol AB	537,032	5,432
	Holmen AB	109,476	5,381
*	Swedish Orphan Biovitrum AB	348,770	5,168
2	Thule Group AB	225,958	5,054
	AAK AB	60,686	4,904
*	SSAB AB Class B	1,213,508	4,892
*,2	Ahlsell AB	711,263	4,708
	Modern Times Group MTG AB Class B	118,839	4,533
^	NCC AB Class B	199,643	4,307
	Peab AB	430,241	4,175
	Axfood AB	228,092	4,124
	JM AB	150,853	3,980
	Hemfosa Fastigheter AB	324,351	3,941
	Hufvudstaden AB Class A	235,269	3,871
	Wallenstam AB	406,620	3,798
	Lifco AB Class B	98,869	3,544
	Wihlborgs Fastigheter AB	144,193	3,423
*	NetEnt AB	416,997	3,305
	Sweco AB Class B	145,943	3,121
2	Bravida Holding AB	440,015	3,004
	AF AB	145,132	2,990
	Kungsleden AB	402,692	2,874
2	Attendo AB	231,409	2,721
	Pandox AB	148,957	2,715
	Bonava AB Class B	181,424	2,642
*	SSAB AB Class A	497,133	2,441
	Vitrolife AB	28,756	2,295
	Ratos AB	456,497	2,191
*	Betsson AB	273,096	2,143
	Nobia AB	255,234	2,094
2	Scandic Hotels Group AB	159,420	2,056
	Avanza Bank Holding AB	53,716	2,025
^	Mycronic AB	161,000	1,912
	Oriflame Holding AG	51,459	1,854
*	Bilia AB	196,925	1,764
	Concentric AB	101,364	1,702
	Atrium Ljungberg AB	98,860	1,640
	Klovern AB	1,211,191	1,631
	Cloetta AB Class B	474,896	1,606
	Clas Ohlson AB	89,073	1,540
	Bure Equity AB	112,803	1,394
^,*	Fingerprint Cards AB Class B	562,332	1,390
^,*	SAS AB	442,861	1,370
2	Resurs Holding AB	197,000	1,364
	Investment AB Oresund	85,674	1,356
	Klovern AB Preference Shares	35,710	1,325
	Mekonomen AB	60,691	1,225
	Lindab International AB	146,504	1,208

90

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	SkiStar AB	45,283	990
*	Haldex AB	79,376	882
*	Collector AB	81,109	856
	SAS AB Preference Shares	11,512	747
	Hemfosa Fastigheter AB Preference Shares	25,026	538
	Rezidor Hotel Group AB	112,427	403
	NCC AB Class A	15,331	331
	Bonava AB	9,389	135
	Sagax AB	36,736	133
	Saab AB Class B	468	24
			209,744
Switzerland (3.0%)
	Georg Fischer AG	8,932	11,005
^	BB Biotech AG	119,401	7,632
2	VAT Group AG	52,864	6,882
	OC Oerlikon Corp. AG	422,200	6,773
	dormakaba Holding AG	6,650	6,582
2	Sunrise Communications Group AG	72,625	6,042
	Cembra Money Bank AG	60,998	5,464
	Bucher Industries AG	13,924	5,448
	GAM Holding AG	345,658	5,388
	Tecan Group AG	25,403	5,373
	Allreal Holding AG	30,315	5,067
	Belimo Holding AG	1,075	4,612
	SFS Group AG	36,498	4,326
^	Panalpina Welttransport Holding AG	28,248	3,882
	Forbo Holding AG	2,463	3,724
	Valiant Holding AG	32,891	3,386
	Mobimo Holding AG	13,068	3,302
	Vontobel Holding AG	48,078	2,992
	u-blox Holding AG	14,767	2,899
	Emmi AG	4,543	2,836
	Daetwyler Holding AG	16,272	2,729
	Siegfried Holding AG	8,359	2,615
	Inficon Holding AG	4,144	2,574
	Schweiter Technologies AG	2,034	2,495
	Conzzeta AG	2,403	2,361
^,*	Meyer Burger Technology AG	1,247,564	2,326
^	COSMO Pharmaceuticals NV	15,645	2,266
	Komax Holding AG	7,750	2,218
^,*	Basilea Pharmaceutica AG	26,853	2,184
^	Burckhardt Compression Holding AG	7,107	2,117
	Implenia AG	33,041	2,087
	Ascom Holding AG	90,352	2,068
	VZ Holding AG	5,983	2,067
	Valora Holding AG	6,443	2,065
	Bobst Group SA	18,464	1,974
	Interroll Holding AG	1,372	1,961
	St. Galler Kantonalbank AG	4,176	1,886
	Autoneum Holding AG	6,832	1,846
*	Arbonia AG	103,060	1,803
	Huber & Suhner AG	32,659	1,768
	Rieter Holding AG	7,452	1,743
	Bachem Holding AG	12,104	1,529
	EFG International AG	160,521	1,469
	LEM Holding SA	1,006	1,316
	BKW AG	21,825	1,276
	Bossard Holding AG	5,317	1,257
	Intershop Holding AG	2,532	1,244
^	Ypsomed Holding AG	6,715	1,169
^,*	Leonteq AG	17,313	1,087
	Bell Food Group AG	2,413	1,042
^	Kudelski SA	76,824	943
	Vetropack Holding AG	433	824

91

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Schmolz & Bickenbach AG	886,336	818
	ALSO Holding AG	6,023	815
	APG SGA SA	1,987	805
	Zehnder Group AG	17,624	647
	Swissquote Group Holding SA	17,292	601
	Plazza AG	2,102	488
^,*	Alpiq Holding AG	6,845	439
	ams AG	829	76
	Logitech International SA	932	33
*,3	Petroplus Holdings AG	36,495	—
			166,646
Taiwan (6.7%)
*	Macronix International	3,825,000	6,995
	Win Semiconductors Corp.	836,969	6,857
	Chailease Holding Co. Ltd.	2,277,214	5,874
	Yageo Corp.	712,118	5,657
	Globalwafers Co. Ltd.	465,000	5,394
	Winbond Electronics Corp.	5,802,000	5,031
	Hiwin Technologies Corp.	499,110	5,009
	Powertech Technology Inc.	1,540,662	4,825
	Airtac International Group	287,528	4,661
	WPG Holdings Ltd.	3,355,889	4,597
	Phison Electronics Corp.	351,962	4,190
	General Interface Solution Holding Ltd.	441,000	4,049
	Chroma ATE Inc.	822,040	4,009
	Tripod Technology Corp.	1,071,327	3,945
	Micro-Star International Co. Ltd.	1,483,000	3,624
	Accton Technology Corp.	1,123,467	3,623
	Sino-American Silicon Products Inc.	1,151,945	3,217
	Nien Made Enterprise Co. Ltd.	304,000	3,164
*	TaiMed Biologics Inc.	420,000	3,044
	Merry Electronics Co. Ltd.	395,910	3,029
	Compeq Manufacturing Co. Ltd.	2,412,471	2,839
*	Ruentex Development Co. Ltd.	2,703,770	2,777
	Walsin Technology Corp.	1,068,249	2,759
	E Ink Holdings Inc.	1,943,708	2,715
	Silergy Corp.	123,000	2,657
	Highwealth Construction Corp.	1,934,341	2,588
	Chipbond Technology Corp.	1,323,852	2,584
	Merida Industry Co. Ltd.	539,055	2,513
	St. Shine Optical Co. Ltd.	102,419	2,505
	Ruentex Industries Ltd.	1,551,160	2,485
	Long Chen Paper Co. Ltd.	1,685,350	2,483
	Elite Material Co. Ltd.	616,519	2,455
	Zhen Ding Technology Holding Ltd.	977,400	2,453
	Standard Foods Corp.	987,708	2,447
	FLEXium Interconnect Inc.	629,140	2,412
	King Yuan Electronics Co. Ltd.	2,267,963	2,405
	Parade Technologies Ltd.	145,000	2,364
	CTCI Corp.	1,524,667	2,364
	Bizlink Holding Inc.	229,716	2,304
	King's Town Bank Co. Ltd.	2,061,193	2,253
	Taiwan Paiho Ltd.	535,183	2,211
	Simplo Technology Co. Ltd.	383,631	2,208
*	Tatung Co. Ltd.	4,770,320	2,202
*	China Petrochemical Development Corp.	4,920,077	2,196
	Tong Yang Industry Co. Ltd.	1,042,919	2,177
	Radiant Opto-Electronics Corp.	971,147	2,160
	Qisda Corp.	2,927,000	2,138
	Hota Industrial Manufacturing Co. Ltd.	454,323	2,123
	LCY Chemical Corp.	1,509,255	2,063
	HannStar Display Corp.	5,283,810	2,052
	Poya International Co. Ltd.	159,535	2,046
	Kenda Rubber Industrial Co. Ltd.	1,508,016	2,001

92

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Land Mark Optoelectronics Corp.	150,600	1,922
Asia Optical Co. Inc.	464,000	1,896
eMemory Technology Inc.	154,000	1,888
Voltronic Power Technology Corp.	99,356	1,872
* Genius Electronic Optical Co. Ltd.	162,732	1,834
King Slide Works Co. Ltd.	135,675	1,815
Makalot Industrial Co. Ltd.	389,880	1,805
Primax Electronics Ltd.	688,000	1,786
TSRC Corp.	1,555,046	1,783
Waterland Financial Holdings Co. Ltd.	5,614,369	1,704
ASPEED Technology Inc.	73,000	1,690
Gourmet Master Co. Ltd.	147,230	1,690
* PharmaEssentia Corp.	356,000	1,683
Mitac Holdings Corp.	1,331,311	1,656
Gigabyte Technology Co. Ltd.	1,057,271	1,639
China Synthetic Rubber Corp.	1,148,329	1,600
Wistron NeWeb Corp.	556,053	1,597
Global Unichip Corp.	159,649	1,592
Lien Hwa Industrial Corp.	1,499,335	1,591
Yungtay Engineering Co. Ltd.	796,993	1,585
Chin-Poon Industrial Co. Ltd.	759,072	1,584
Taichung Commercial Bank Co. Ltd.	4,817,688	1,543
* Asia Pacific Telecom Co. Ltd.	4,607,000	1,525
WT Microelectronics Co. Ltd.	939,624	1,486
Grand Pacific Petrochemical	1,932,928	1,465
Tung Ho Steel Enterprise Corp.	1,815,150	1,460
Kinsus Interconnect Technology Corp.	563,282	1,421
Clevo Co.	1,372,944	1,413
Great Wall Enterprise Co. Ltd.	1,229,190	1,398
Cub Elecparts Inc.	141,569	1,398
Nan Kang Rubber Tire Co. Ltd.	1,543,107	1,397
ITEQ Corp.	663,261	1,389
Sercomm Corp.	485,000	1,388
Ennoconn Corp.	96,644	1,377
TTY Biopharm Co. Ltd.	442,987	1,368
China Steel Chemical Corp.	339,853	1,358
Tong Hsing Electronic Industries Ltd.	314,056	1,344
Elan Microelectronics Corp.	868,350	1,334
Everlight Electronics Co. Ltd.	860,725	1,315
Chunghwa Precision Test Tech Co. Ltd.	36,000	1,309
A-DATA Technology Co. Ltd.	448,915	1,308
Grape King Bio Ltd.	224,000	1,290
Sinbon Electronics Co. Ltd.	433,066	1,240
Taiwan Union Technology Corp.	482,000	1,238
Cheng Loong Corp.	2,068,920	1,211
Greatek Electronics Inc.	646,000	1,194
Taiwan Semiconductor Co. Ltd.	482,000	1,192
Advanced Ceramic X Corp.	108,000	1,186
Far Eastern Department Stores Ltd.	2,336,043	1,151
Tainan Spinning Co. Ltd.	2,544,674	1,144
Taiwan Hon Chuan Enterprise Co. Ltd.	629,401	1,138
* Wafer Works Corp.	906,710	1,134
* Chilisin Electronics Corp.	331,000	1,131
Coretronic Corp.	935,000	1,120
Huaku Development Co. Ltd.	497,499	1,117
Charoen Pokphand Enterprise	528,000	1,116
TA Chen Stainless Pipe	1,758,602	1,114
TCI Co. Ltd.	162,536	1,106
Lung Yen Life Service Corp.	454,000	1,104
* YFY Inc.	2,814,000	1,101
PChome Online Inc.	188,082	1,089
Sanyang Motor Co. Ltd.	1,503,037	1,087
China Bills Finance Corp.	2,148,800	1,079
Elite Advanced Laser Corp.	263,552	1,072

93

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Foxsemicon Integrated Technology Inc.	150,000	1,068
Getac Technology Corp.	756,000	1,056
Shinkong Synthetic Fibers Corp.	3,260,416	1,051
Pixart Imaging Inc.	233,920	1,037
Darwin Precisions Corp.	940,000	1,018
Taiwan Acceptance Corp.	284,000	1,017
* Egis Technology Inc.	135,000	1,013
Cleanaway Co. Ltd.	175,000	1,007
PharmaEngine Inc.	179,101	1,007
Kinpo Electronics	2,917,196	1,006
Chong Hong Construction Co. Ltd.	405,493	991
Hu Lane Associate Inc.	173,000	987
* Mercuries Life Insurance Co. Ltd.	1,866,010	984
Pharmally International Holding Co. Ltd.	63,000	975
UPC Technology Corp.	1,751,172	973
Yieh Phui Enterprise Co. Ltd.	2,539,036	969
* Gintech Energy Corp.	1,901,571	966
Ardentec Corp.	1,009,851	957
Sunny Friend Environmental Technology Co. Ltd.	145,000	919
USI Corp.	1,850,828	915
Tung Thih Electronic Co. Ltd.	138,000	896
* President Securities Corp.	1,879,005	894
Elite Semiconductor Memory Technology Inc.	536,000	885
Prince Housing & Development Corp.	2,399,183	883
AmTRAN Technology Co. Ltd.	1,675,692	859
Casetek Holdings Ltd.	229,000	859
Visual Photonics Epitaxy Co. Ltd.	384,455	855
Lotes Co. Ltd.	137,000	846
Taiwan Surface Mounting Technology Corp.	888,530	845
* Goldsun Building Materials Co. Ltd.	2,762,591	827
Hung Sheng Construction Ltd.	1,044,100	825
Career Technology MFG. Co. Ltd.	704,126	821
TXC Corp.	612,877	820
Shin Zu Shing Co. Ltd.	293,000	812
Namchow Holdings Co. Ltd.	402,000	812
Topco Scientific Co. Ltd.	320,383	808
Pan Jit International Inc.	791,000	793
Wisdom Marine Lines Co. Ltd.	881,098	789
Flytech Technology Co. Ltd.	277,845	782
China General Plastics Corp.	833,898	782
* China Man-Made Fiber Corp.	2,678,016	780
Holtek Semiconductor Inc.	336,279	779
Taiwan Styrene Monomer	1,146,579	776
Mercuries & Associates Holding Ltd.	954,169	772
Adlink Technology Inc.	338,254	772
Taiwan TEA Corp.	1,444,293	769
YC INOX Co. Ltd.	899,174	768
* Lealea Enterprise Co. Ltd.	2,043,849	766
Pan-International Industrial Corp.	894,595	760
United Integrated Services Co. Ltd.	424,000	760
Supreme Electronics Co. Ltd.	702,000	756
Formosa International Hotels Corp.	147,841	743
YungShin Global Holding Corp.	558,647	743
Depo Auto Parts Ind Co. Ltd.	276,313	739
Wah Lee Industrial Corp.	419,883	737
Farglory Land Development Co. Ltd.	667,854	730
Firich Enterprises Co. Ltd.	451,771	728
Faraday Technology Corp.	473,000	727
ScinoPharm Taiwan Ltd.	654,891	723
* Center Laboratories Inc.	449,663	718
* Radium Life Tech Co. Ltd.	1,590,265	712
Syncmold Enterprise Corp.	306,000	710
momo.com Inc.	95,000	703
Ginko International Co. Ltd.	99,200	696

94

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Kung Long Batteries Industrial Co. Ltd.	142,000	688
Wowprime Corp.	136,761	687
Test Rite International Co. Ltd.	884,725	672
* Motech Industries Inc.	858,059	670
Sinyi Realty Inc.	576,700	670
Taiwan Cogeneration Corp.	855,903	670
Xxentria Technology Materials Corp.	312,776	664
Sporton International Inc.	130,033	660
BES Engineering Corp.	2,836,468	650
Kinik Co.	249,000	650
Taiwan PCB Techvest Co. Ltd.	588,102	643
Sigurd Microelectronics Corp.	737,000	641
* Yang Ming Marine Transport Corp.	1,556,016	638
Universal Cement Corp.	819,994	635
Systex Corp.	319,000	626
AcBel Polytech Inc.	820,000	624
Nan Liu Enterprise Co. Ltd.	118,000	620
IEI Integration Corp.	436,623	608
FocalTech Systems Co. Ltd.	563,398	607
* Wei Chuan Foods Corp.	904,835	606
Run Long Construction Co. Ltd.	491,000	602
* Ritek Corp.	3,614,678	601
* Ho Tung Chemical Corp.	1,973,362	596
Sitronix Technology Corp.	210,282	596
* Gintech Energy Corp.	948,398	595
Lite-On Semiconductor Corp.	466,977	588
Test Research Inc.	417,371	581
Advanced Wireless Semiconductor Co.	290,000	581
Asia Vital Components Co. Ltd.	612,337	581
Rechi Precision Co. Ltd.	564,668	581
OptoTech Corp.	837,772	579
Aten International Co. Ltd.	223,260	572
Hsin Kuang Steel Co. Ltd.	572,569	571
Sunplus Technology Co. Ltd.	940,000	567
* Microbio Co. Ltd.	809,562	561
Masterlink Securities Corp.	2,002,023	560
Basso Industry Corp.	202,000	558
Posiflex Technology Inc.	125,822	557
International Games System Co. Ltd.	105,213	555
Gloria Material Technology Corp.	839,023	554
Taiflex Scientific Co. Ltd.	339,594	545
* CMC Magnetics Corp.	3,663,369	543
Holy Stone Enterprise Co. Ltd.	286,769	534
Everlight Chemical Industrial Corp.	851,649	534
* Taiwan Land Development Corp.	1,592,969	533
China Metal Products	578,515	532
Chaun-Choung Technology Corp.	159,000	530
* Unitech Printed Circuit Board Corp.	1,091,738	516
Dynapack International Technology Corp.	301,299	512
* Lextar Electronics Corp.	842,000	510
Chung-Hsin Electric & Machinery Manufacturing Corp.	724,625	506
Iron Force Industrial Co. Ltd.	117,000	505
Nan Ya Printed Circuit Board Corp.	553,000	501
* Etron Technology Inc.	899,947	501
D-Link Corp.	1,328,407	498
Evergreen International Storage & Transport Corp.	1,071,502	498
Toung Loong Textile Manufacturing	188,000	493
Brogent Technologies Inc.	56,606	490
Sampo Corp.	1,036,311	478
Kindom Construction Corp.	740,000	473
* Orient Semiconductor Electronics Ltd.	1,546,000	472
Asia Polymer Corp.	751,261	467
Yeong Guan Energy Technology Group Co. Ltd.	200,000	462
Soft-World International Corp.	207,520	460

95

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Li Peng Enterprise Co. Ltd.	1,602,915	459
Federal Corp.	973,505	457
L&K Engineering Co. Ltd.	360,000	451
Alpha Networks Inc.	578,827	450
Senao International Co. Ltd.	262,000	450
Gemtek Technology Corp.	556,115	450
Altek Corp.	464,250	449
Weltrend Semiconductor	438,200	449
CyberTAN Technology Inc.	733,571	449
Gigasolar Materials Corp.	49,600	449
Li Cheng Enterprise Co. Ltd.	242,345	444
* Gigastorage Corp.	694,800	444
TYC Brother Industrial Co. Ltd.	386,710	443
Sincere Navigation Corp.	610,000	440
* Taigen Biopharmaceuticals Holdings Ltd.	632,723	433
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	164,000	433
Rich Development Co. Ltd.	1,390,000	429
* Shining Building Business Co. Ltd.	1,229,536	426
Darfon Electronics Corp.	484,000	426
* Elitegroup Computer Systems Co. Ltd.	541,647	424
Quanta Storage Inc.	326,000	423
Jentech Precision Industrial Co. Ltd.	164,698	422
Zeng Hsing Industrial Co. Ltd.	101,000	422
* Green Energy Technology Inc.	647,746	416
Lingsen Precision Industries Ltd.	760,000	406
Long Bon International Co. Ltd.	851,000	396
Sonix Technology Co. Ltd.	320,000	393
Swancor Holding Co. Ltd.	156,000	391
Huang Hsiang Construction Corp.	369,051	382
China Chemical & Pharmaceutical Co. Ltd.	634,000	376
* HannsTouch Solution Inc.	1,059,731	371
Global Mixed Mode Technology Inc.	160,199	369
Chlitina Holding Ltd.	101,750	368
Johnson Health Tech Co. Ltd.	333,283	365
Ability Enterprise Co. Ltd.	518,099	361
* Ta Ya Electric Wire & Cable	1,162,440	358
3 MIN AIK Technology Co. Ltd.	326,389	354
* Concord Securities Co. Ltd.	1,265,324	353
ITE Technology Inc.	294,418	352
Globe Union Industrial Corp.	519,675	348
* Ichia Technologies Inc.	637,000	347
* CSBC Corp. Taiwan	809,808	346
Chun Yuan Steel	920,676	345
Zinwell Corp.	337,099	340
Tong-Tai Machine & Tool Co. Ltd.	498,429	338
* Medigen Biotechnology Corp.	250,680	332
Chung Hwa Pulp Corp.	920,135	327
* Silicon Integrated Systems Corp.	1,024,945	310
* E-Ton Solar Tech Co. Ltd.	937,603	307
* Chimei Materials Technology Corp.	667,000	304
Tyntek Corp.	657,250	303
Hong Pu Real Estate Development Co. Ltd.	451,195	303
Formosan Rubber Group Inc.	612,089	301
* Gold Circuit Electronics Ltd.	871,280	298
Unizyx Holding Corp.	622,000	297
* ALI Corp.	463,358	294
KEE TAI Properties Co. Ltd.	830,740	289
* Solartech Energy Corp.	548,414	287
Taiyen Biotech Co. Ltd.	303,877	284
* TWi Pharmaceuticals Inc.	133,000	284
* Kuo Toong International Co. Ltd.	470,557	283
Unity Opto Technology Co. Ltd.	717,000	283
WUS Printed Circuit Co. Ltd.	446,550	281
Sheng Yu Steel Co. Ltd.	248,000	276

96

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Advanced International Multitech Co. Ltd.	221,000	274
	Jess-Link Products Co. Ltd.	242,100	272
	Global Brands Manufacture Ltd.	587,045	271
*	G Tech Optoelectronics Corp.	344,168	268
	Bank of Kaohsiung Co. Ltd.	859,490	263
*	China Electric Manufacturing Corp.	828,000	260
*	Phihong Technology Co. Ltd.	600,618	257
*	Dynamic Electronics Co. Ltd.	657,468	255
	Nien Hsing Textile Co. Ltd.	240,611	239
	Infortrend Technology Inc.	514,885	238
*	Lotus Pharmaceutical Co. Ltd.	151,000	237
*	King's Town Construction Co. Ltd.	311,826	235
	CHC Healthcare Group	181,727	225
	Vivotek Inc.	61,000	214
*	AGV Products Corp.	848,425	212
	ACES Electronic Co. Ltd.	232,000	210
	Cyberlink Corp.	89,076	197
	Green Seal Holding Ltd.	81,400	193
	Sunrex Technology Corp.	292,080	173
*	GeoVision Inc.	119,745	171
	Tsann Kuen Enterprise Co. Ltd.	207,295	160
	FSP Technology Inc.	195,428	152
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	191,000	110
	ENG Electric Co. Ltd.	226,724	92
	Taiwan Shin Kong Security Co. Ltd.	70,930	91
	San Shing Fastech Corp.	35,824	72
*	Winbond Electronics Corp. Rights Exp. 12/11/2017	518,614	71
*,3	XPEC Entertainment Inc.	125,457	55
	Microlife Corp.	9,322	23
	Ambassador Hotel	10,469	8
*	TA Chen Stainless Pipe Rights Exp. 12/11/2017	138,681	5
*	Yang Ming Marine Transport Corp. Rights Exp. 11/17/2017	397,634	5
			377,677
Thailand (1.6%)
*	Bangchak Corp. PCL	2,472,900	3,109
*	Digital Telecommunications Infrastructure Fund	6,615,600	2,931
*	KCE Electronics PCL	891,500	2,682
*	Robinson PCL	1,081,500	2,418
*	Srisawad Corp. PCL	1,109,155	2,321
*	BTS Rail Mass Transit Growth Infrastructure Fund	6,491,076	2,306
*	CH Karnchang PCL	2,666,500	2,187
*	Jasmine Broadband Internet Infrastructure Fund	5,931,100	2,143
*	Kiatnakin Bank PCL (Local)	933,500	2,128
*	Tisco Financial Group PCL (Local)	781,050	2,064
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	3,861,300	2,011
*	Thanachart Capital PCL (Local)	1,207,720	1,991
*	Bangkok Land PCL	35,079,900	1,954
*	Muangthai Leasing PCL	1,465,200	1,732
*	Carabao Group PCL	534,200	1,696
*,2	Star Petroleum Refining PCL	3,181,900	1,668
*	Workpoint Entertainment PCL	555,000	1,637
*	Sansiri PCL (Local)	22,312,000	1,571
*	TPI Polene PCL	22,954,500	1,549
*	Siam Global House PCL	2,809,001	1,548
*	Hana Microelectronics PCL	964,136	1,414
	Global Power Synergy PCL	758,700	1,393
	Beauty Community PCL	2,552,800	1,375
*	WHA Corp. PCL (Local)	11,782,800	1,362
*	Major Cineplex Group PCL	1,328,344	1,301
	Tisco Financial Group PCL NVDR	489,300	1,293
^	Thanachart Capital PCL NVDR	727,900	1,200
*	Krungthai Card PCL	287,800	1,191
*	Quality Houses PCL (Local)	13,391,233	1,185
*	Banpu Power PCL	1,259,700	1,166

97

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Esso Thailand PCL	2,511,000	1,157
*	Supalai PCL (Local)	1,483,900	1,098
*	Amata Corp. PCL	1,635,200	1,058
^	Central Plaza Hotel PCL NVDR	755,400	1,040
*	Superblock PCL	27,505,100	1,035
*	Bangkok Chain Hospital PCL	2,081,248	1,033
	Kiatnakin Bank PCL (Foreign)	389,200	887
*	Taokaenoi Food & Marketing PCL	1,128,700	874
*	Tipco Asphalt PCL	1,295,000	873
*	Chularat Hospital PCL	10,850,660	849
*	Vibhavadi Medical Center PCL	9,953,400	833
*	Jasmine International PCL	3,598,988	823
*	CK Power PCL	6,014,700	786
*	Dynasty Ceramic PCL	6,349,200	776
*	Bangkok Airways PCL	1,343,700	744
*	Sino-Thai Engineering & Construction PCL (Local)	994,316	742
*	Gunkul Engineering PCL	6,093,103	741
	Central Plaza Hotel PCL (Foreign)	526,790	725
*	PTG Energy PCL	980,107	708
	Supalai PCL NVDR	955,800	707
^	Sino-Thai Engineering & Construction PCL NVDR	942,800	704
*	Thai Vegetable Oil PCL	838,300	700
*	Thoresen Thai Agencies PCL (Local)	2,345,816	685
*	Central Plaza Hotel PCL (Local)	491,400	677
*	Univentures PCL	1,790,088	669
	Hana Microelectronics PCL (Foreign)	454,810	667
*	U City PCL	708,677,975	640
*	IMPACT Growth REIT	1,485,900	631
	Unique Engineering & Construction PCL	1,174,900	626
*	Thaifoods Group PCL	3,433,200	625
*	GFPT PCL	1,102,600	614
*	Sri Trang Agro-Industry PCL	1,600,700	612
^	VGI Global Media PCL NVDR	3,253,600	602
*	TICON Industrial Connection PCL	1,129,100	568
	Sino-Thai Engineering & Construction PCL (Foreign)	759,099	567
*	Thaicom PCL	1,281,440	532
*	SPCG PCL	665,200	501
*	Cal-Comp Electronics Thailand PCL	4,594,416	481
	Pruksa Real Estate PCL	701,890	480
*	Italian-Thai Development PCL (Local)	3,896,108	476
	Asian Property Development PCL (Foreign)	1,775,056	476
^	Italian-Thai Development PCL NVDR	3,789,900	463
^	AP Thailand PCL NVDR	1,622,400	435
^	VGI Global Media PCL (Foreign)	2,301,588	426
	WHA Corp. PCL (Foreign)	3,527,247	408
^	LPN Development PCL NVDR	1,033,200	407
	TTW PCL (Foreign)	1,201,300	394
*,3	Inter Far East Energy Corp.	3,992,800	373
*	AP Thailand PCL (Local)	1,301,400	349
*	TTW PCL (Local)	1,041,500	342
*	VGI Global Media PCL	1,557,724	288
*	Group Lease PCL (Local)	1,195,500	275
*	LPN Development PCL (Local)	685,211	270
*	Pruksa Holding PCL	332,500	253
*	Pruksa Real Estate PCL (Foreign)	361,400	247
*	Precious Shipping PCL (Foreign)	766,900	247
	Samart Corp. PCL (Foreign)	560,900	216
*	Samart Corp. PCL (Local)	548,021	211
*	Supalai PCL Warrants Exp. 10/20/2018	312,250	194
	Quality Houses PCL (Foreign)	2,133,757	189
	Tisco Financial Group PCL (Foreign)	69,650	184
^	Thoresen Thai Agencies PCL (Foreign)	596,425	174
^,*	Precious Shipping PCL NVDR	539,500	174
	TTW PCL NVDR	490,400	161

98

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Supalai PCL Warrants Exp. 12/31/2049	238,950	148
^ Sri Trang Agro-Industry PCL	277,923	106
^ Group Lease PCL NVDR	345,478	80
Italian-Thai Development PCL (Foreign)	570,002	70
* Superblock PCL Warrants Exp 08/30/20	5,115,280	63
LPN Development PCL (Foreign)	143,700	57
* WHA Corp. PCL Warrants Exp. 12/31/2019	56,618	17
* CK Power PCL Foreign Line Warrants Exp. 05/28/2020	1,015,920	16
* Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	765,646	13
* Srisawad Power 1979 PCL Warrants Exp. 11/30/2017	22,388	12
* Thoresen Thai Agencies PCL Warrants Exp. 02/28/2019	166,980	8
* BTS Group Hldgs Warrants Exp. 03/30/2017	976,408	7
* VGI Global Media PCL Warrants (Local)	448,000	5
* Italian-Thai Development PCL Warrants Exp. 05/13/2019	407,302	4
* VGI Global Media PCL Warrants NVDR	342,800	4
* G J Steel PCL Warrants Exp. 02/07/2020	1,627,035	2
* Group Lease PCL Warrants Exp. 08/01/2018	111,522	2
* Samart Corp. PCL Warrants Exp. 02/11/2018	106,504	1
* Sansiri PLC Foreign Warrants Exp. 11/24/2017	1,403,050	—
* Thaifoods Group PCL Warrants Exp. 04/28/2020	237,080	—
* Precious Shipping PCL Warrants	23,790	—
		91,843
Turkey (0.3%)
Tekfen Holding AS	353,948	1,197
Trakya Cam Sanayii AS	924,111	1,003
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	1,128,950	751
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,029,445	659
Yazicilar Holding AS Class A	111,963	658
Cimsa Cimento Sanayi VE Ticaret AS	173,721	657
* Pegasus Hava Tasimaciligi AS	81,185	642
* Koza Anadolu Metal Madencilik Isletmeleri AS	378,765	615
* Aksa Enerji Uretim AS Class B	675,320	612
Aksa Akrilik Kimya Sanayii AS	154,774	545
Otokar Otomotiv Ve Savunma Sanayi A.S.	18,349	533
* Dogan Sirketler Grubu Holding AS	2,036,135	495
* Logo Yazilim Sanayi Ve Ticaret AS	30,499	482
* Vestel Elektronik Sanayi ve Ticaret AS	156,530	408
Torunlar Gayrimenkul Yatirim Ortakligi AS	233,382	407
* Zorlu Enerji Elektrik Uretim AS	907,024	391
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	312,410	381
Alarko Holding AS	188,804	372
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	223,539	359
* Sekerbank TAS	775,543	314
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	249,889	297
Anadolu Cam Sanayii AS	442,613	279
* Dogus Otomotiv Servis ve Ticaret AS	125,328	277
EGE Endustri VE Ticaret AS	2,966	232
Is Gayrimenkul Yatirim Ortakligi AS	621,582	218
* NET Holding AS	372,367	203
* Aksigorta AS	227,145	188
Adana Cimento Sanayii TAS Class A	110,385	187
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	9,628	186
AvivaSA Emeklilik ve Hayat AS	36,150	178
Anadolu Hayat Emeklilik AS	97,834	174
Tat Gida Sanayi AS	118,222	174
* Gubre Fabrikalari TAS	134,487	168
* Ihlas Holding AS	1,033,115	167
* Afyon Cimento Sanayi TAS	73,040	157
Albaraka Turk Katilim Bankasi AS	421,768	145
* Vakif Gayrimenkul Yatirim Ortakligi AS	191,056	142
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	68,454	134
Akcansa Cimento AS	44,058	132
Konya Cimento Sanayii AS	1,789	125
* Bagfas Bandirma Gubre Fabrikalari AS	41,841	116

99

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Akenerji Elektrik Uretim AS	436,659	106
*	Turcas Petrol AS	139,059	102
*	Bizim Toptan Satis Magazalari AS	47,050	101
	Soda Sanayii AS	12,009	17
*,3	Asya Katilim Bankasi AS	975,452	—
			15,686
United Arab Emirates (0.1%)
	Amanat Holdings PJSC	2,582,112	836
*	Eshraq Properties Co. PJSC	2,543,343	547
	National Central Cooling Co. PJSC	775,755	443
	RAK Properties PJSC	2,159,459	417
*	Amlak Finance PJSC	1,349,016	397
*	Drake & Scull International PJSC	438,665	237
			2,877
United Kingdom (12.0%)
	Hiscox Ltd.	602,742	11,430
	BBA Aviation plc	2,229,428	9,419
	B&M European Value Retail SA	1,748,214	9,225
	Man Group plc	3,523,674	9,061
	Electrocomponents plc	964,076	8,892
	Spectris plc	260,208	8,847
	TP ICAP plc	1,207,407	8,730
	Phoenix Group Holdings	858,865	8,633
*	BTG plc	838,686	8,396
^,*	Metro Bank plc	177,772	8,394
	Playtech plc	639,223	8,353
*	Paysafe Group plc	1,044,116	8,127
	UBM plc	860,399	8,038
	GVC Holdings plc	641,503	7,988
	SSP Group plc	1,020,930	7,929
	Intermediate Capital Group plc	603,901	7,798
*	Indivior plc	1,558,075	7,689
	Beazley plc	1,128,768	7,572
*	Tullow Oil plc	2,986,152	7,226
	Hays plc	2,913,714	7,213
	Jupiter Fund Management plc	903,272	7,127
	IG Group Holdings plc	791,300	6,866
	UDG Healthcare plc	542,133	6,657
	Rotork plc	1,894,529	6,611
	Ladbrokes Coral Group plc	3,868,130	6,545
	Shaftesbury plc	492,688	6,483
	WH Smith plc	235,034	6,390
	HomeServe plc	557,735	6,342
	Saga plc	2,430,600	6,169
	Close Brothers Group plc	329,464	6,076
	Great Portland Estates plc	712,004	5,882
	Tritax Big Box REIT plc	2,990,802	5,851
	NEX Group plc	689,817	5,805
	Britvic plc	573,066	5,760
	Victrex plc	177,705	5,658
*	KAZ Minerals plc	508,851	5,494
	Balfour Beatty plc	1,501,802	5,463
	Dechra Pharmaceuticals plc	196,662	5,371
*,2	Wizz Air Holdings plc	121,691	5,294
	Grafton Group plc	468,310	5,117
	Bodycote plc	408,511	5,081
	Moneysupermarket.com Group plc	1,155,384	4,985
	Renishaw plc	74,554	4,905
	UNITE Group plc	520,029	4,858
	Domino's Pizza Group plc	1,085,124	4,838
	Greene King plc	672,172	4,830
2	Sophos Group plc	582,600	4,804
	Thomas Cook Group PLC	2,989,019	4,756
*	BCA Marketplace plc	1,702,891	4,708

100

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Jardine Lloyd Thompson Group plc	267,707	4,634
	AVEVA Group plc	137,517	4,607
	Bovis Homes Group plc	292,627	4,572
	National Express Group plc	932,188	4,551
	Cranswick plc	110,504	4,520
	Centamin plc	2,360,409	4,369
	Lancashire Holdings Ltd.	436,478	4,355
	Pagegroup plc	682,636	4,240
	IWG plc	1,451,694	4,153
	Genus plc	132,121	4,126
	Evraz plc	1,063,861	4,078
	Redrow plc	470,649	4,070
	Essentra plc	573,481	4,054
	Ultra Electronics Holdings plc	166,443	4,030
	Crest Nicholson Holdings plc	534,966	4,026
	Greencore Group plc	1,531,442	3,921
	QinetiQ Group plc	1,200,638	3,892
	Cineworld Group plc	439,979	3,882
*	Firstgroup plc	2,638,595	3,855
	Synthomer plc	587,443	3,820
	JD Sports Fashion plc	796,651	3,783
	Elementis plc	998,541	3,771
*	Serco Group plc	2,412,831	3,737
	Rathbone Brothers plc	109,720	3,733
	Greggs plc	216,348	3,661
	Paragon Group of Cos. plc	575,939	3,635
	BGEO Group plc	76,856	3,629
^,*	Ocado Group plc	942,634	3,601
	Vesuvius plc	459,544	3,585
*	Cairn Energy plc	1,269,542	3,565
	Dignity plc	109,679	3,531
	Savills plc	284,535	3,525
	Senior plc	916,517	3,510
	Diploma plc	242,933	3,479
	Grainger plc	904,784	3,346
	LondonMetric Property plc	1,413,062	3,309
2	Countryside Properties plc	695,796	3,284
^	TalkTalk Telecom Group plc	1,148,262	3,256
	Big Yellow Group plc	314,646	3,251
	Drax Group plc	876,367	3,233
	Assura plc	3,919,041	3,146
	Petrofac Ltd.	561,327	3,127
	Workspace Group plc	263,237	3,095
	Hill & Smith Holdings plc	173,846	3,054
	AA plc	1,341,637	3,052
2	John Laing Group plc	799,622	3,031
2	ZPG plc	646,528	3,006
	SIG plc	1,287,266	2,948
	NewRiver REIT plc	656,585	2,922
	Card Factory plc	692,988	2,890
	Galliford Try plc	178,226	2,888
2	Hastings Group Holdings plc	674,707	2,822
	Kier Group plc	204,194	2,819
	Brewin Dolphin Holdings plc	593,328	2,785
2	Ibstock plc	839,073	2,765
	Entertainment One Ltd.	731,695	2,745
	SuperGroup plc	108,798	2,679
*	Sports Direct International plc	502,977	2,642
	Safestore Holdings plc	442,292	2,613
	J D Wetherspoon plc	157,820	2,609
	Morgan Advanced Materials plc	608,659	2,538
2	McCarthy & Stone plc	1,183,268	2,514
	Just Group plc	1,222,317	2,502
	Mitie Group plc	793,130	2,496

101

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Fidessa Group plc	82,463	2,493
	Stobart Group Ltd.	654,096	2,455
2	Spire Healthcare Group plc	618,058	2,439
	Dairy Crest Group plc	302,283	2,437
	Virgin Money Holdings UK plc	625,746	2,424
	Ted Baker plc	63,197	2,326
	Computacenter plc	174,397	2,304
	Go-Ahead Group plc	96,249	2,263
	Laird plc	1,042,897	2,258
	F&C Commercial Property Trust Ltd.	1,172,737	2,221
	Ferrexpo plc	657,902	2,221
	Polypipe Group plc	403,330	2,211
	esure Group plc	609,033	2,173
	Vedanta Resources plc	182,240	2,149
	De La Rue plc	228,591	2,124
	Telecom Plus plc	130,803	2,119
*	Hunting plc	298,004	2,075
	Stagecoach Group plc	935,381	2,072
	Dunelm Group plc	210,192	2,044
*	Aldermore Group plc	501,230	2,004
*	Vectura Group plc	1,498,119	1,989
	RPS Group plc	508,794	1,988
	Keller Group plc	159,487	1,984
	St. Modwen Properties plc	391,782	1,980
	Marston's plc	1,359,517	1,925
	Fenner plc	416,509	1,908
	Halfords Group plc	431,160	1,892
	PZ Cussons plc	425,679	1,868
	Chesnara plc	363,895	1,861
	OneSavings Bank plc	345,306	1,859
	Renewi plc	1,320,973	1,821
*	EI Group plc	1,018,024	1,818
	Pets at Home Group plc	776,122	1,816
	Northgate plc	301,138	1,791
	NCC Group plc	575,378	1,757
	Restaurant Group plc	432,034	1,743
	UK Commercial Property Trust Ltd.	1,485,027	1,726
	Picton Property Income Ltd.	1,422,492	1,625
	Mitchells & Butlers plc	473,312	1,606
^	Hansteen Holdings plc	881,794	1,604
	888 Holdings plc	467,953	1,558
	KCOM Group plc	1,091,100	1,557
	Hochschild Mining plc	530,657	1,554
	Debenhams plc	2,592,463	1,506
	Oxford Instruments plc	114,664	1,447
	Chemring Group plc	600,666	1,376
	N Brown Group plc	338,204	1,353
*	Imagination Technologies Group plc	561,585	1,347
	Devro plc	408,165	1,319
	ITE Group plc	548,674	1,295
	Redefine International plc	2,597,687	1,281
	International Personal Finance plc	467,853	1,254
*	Ophir Energy plc	1,442,599	1,250
^,*	Allied Minds plc	518,581	1,203
	Rank Group plc	367,225	1,161
*	Petra Diamonds Ltd.	1,122,271	1,147
^,*	Premier Oil plc	1,122,101	1,015
	Helical plc	245,421	1,003
	Daejan Holdings plc	12,080	994
	Lookers plc	697,645	972
*	Nostrum Oil & Gas plc	181,866	909
*	Premier Foods plc	1,728,854	900
	Schroder REIT Ltd.	1,127,748	894
^,*	AO World plc	578,543	844

102

Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
	Gocompare.Com Group plc			619,534	838
	Acacia Mining plc			326,439	782
*	Jimmy Choo plc			235,253	719
	Soco International plc			461,699	714
	Foxtons Group plc			614,321	645
*	Countrywide plc			380,168	630
	Carillion plc			945,371	571
*	Lamprell plc			538,333	529
2	CMC Markets plc			226,540	478
*	Interserve plc			327,797	318
	Spirax-Sarco Engineering plc			990	74
	NMC Health plc			1,080	42
*	Genel Energy plc			4,488	7
*	Lonmin plc			3,813	5
^,*,3	Afren plc			1,404,272	—

					672,417

Total Common Stocks (Cost $4,885,273)					5,549,836

		Coupon

Temporary Cash Investments (6.2%)[1]
Money Market Fund (6.1%)
5,6	Vanguard Market Liquidity Fund	1.246%		3,400,019	340,036

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
7	United States Cash Management Bill	1.048%	1/2/18	3,500	3,494
	United States Treasury Bill	1.087%	3/1/18	2,000	1,992

					5,486

Total Temporary Cash Investments (Cost $345,505)					345,522

Total Investments (105.2%) (Cost $5,230,778)					5,895,358
Other Assets and Liabilities—Net (-5.2%)[5]					(289,462)
Net Assets (100%)					5,605,896

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $272,807,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 5.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $181,146,000, representing 3.2% of net assets.
3 Security value determined using significant unobservable inputs.
4 “Other” represents securities that are not classified by the fund’s benchmark index.
5 Includes $303,820,000 of collateral received for securities on loan.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Securities with a value of $3,240,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CP—Commercial Paper.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

103

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA7700 122017

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)

Common Stocks (98.7%)[1]
Brazil (8.0%)
Ambev SA	60,008,599	383,389
Itau Unibanco Holding SA Preference Shares	25,640,761	329,592
Itau Unibanco Holding SA ADR	25,660,317	328,709
Vale SA	32,160,777	315,581
Banco Bradesco SA Preference Shares	29,086,294	308,352
* Petroleo Brasileiro SA	49,737,422	264,857
Banco Bradesco SA ADR	23,433,940	247,697
B3 SA - Brasil Bolsa Balcao	33,747,655	246,559
Vale SA Class B ADR (XNYS)	22,681,627	222,053
Itausa - Investimentos Itau SA Preference Shares	66,282,361	212,343
Banco do Brasil SA	18,575,111	195,557
Ultrapar Participacoes SA	7,525,237	179,660
* Petroleo Brasileiro SA Preference Shares	28,278,986	144,969
Kroton Educacional SA	26,208,388	144,129
* Petroleo Brasileiro SA ADR (XNYS)	13,052,699	133,790
Cielo SA	19,538,924	133,672
Lojas Renner SA	12,489,323	131,639
Banco Bradesco SA	12,816,983	128,432
* BRF SA	8,613,614	116,514
CCR SA	18,431,665	102,545
BB Seguridade Participacoes SA	11,594,443	98,283
Ambev SA ADR	15,432,485	97,688
Raia Drogasil SA	3,846,279	91,957
Telefonica Brasil SA Preference Shares	5,718,956	88,285
Lojas Americanas SA Preference Shares	13,576,158	72,958
* Rumo SA	18,121,469	70,352
Hypermarcas SA	6,540,411	68,377
WEG SA	10,132,928	65,915
Klabin SA	11,356,465	65,612
* Petroleo Brasileiro SA ADR	5,645,812	60,128
Equatorial Energia SA	3,116,834	58,120
Fibria Celulose SA	3,564,950	57,038
BR Malls Participacoes SA	14,551,686	56,404
^ Banco Santander Brasil SA ADR	5,902,942	51,297
Localiza Rent a Car SA	2,723,658	48,182
Suzano Papel e Celulose SA Preference Shares Class A	7,527,096	46,778
CPFL Energia SA	5,302,334	44,574
Qualicorp SA	4,158,864	44,496
Estacio Participacoes SA	4,671,720	41,886
Gerdau SA Preference Shares	11,606,862	38,852
* Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	1,640,016	38,202
Multiplan Empreendimentos Imobiliarios SA	1,623,495	35,484
TIM Participacoes SA	9,413,750	34,906
Embraer SA	7,251,482	34,736
Itau Unibanco Holding SA	2,927,395	34,381
JBS SA	13,759,067	31,713
Natura Cosmeticos SA	3,151,392	29,835
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,267,923	29,803
Bradespar SA Preference Shares	3,958,659	29,043
Cosan SA Industria e Comercio	2,473,327	28,277
Fleury SA	3,112,066	27,474
Engie Brasil Energia SA	2,468,451	27,014
* Braskem SA Preference Shares	1,682,178	26,925
* Centrais Eletricas Brasileiras SA	3,917,574	26,406
TOTVS SA	2,648,269	26,375
* Banco BTG Pactual SA	3,915,023	26,341
Embraer SA ADR	1,343,507	25,715
EDP - Energias do Brasil SA	5,833,539	25,679
Centrais Eletricas Brasileiras SA Preference Shares	3,297,751	25,545
* Atacadao Distribuicao Comercio e Industria Ltda	5,069,547	24,919
Magazine Luiza SA	1,277,825	24,902

1

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cia de Saneamento Basico do Estado de Sao Paulo	2,684,786	24,457
	Cia Energetica de Minas Gerais Preference Shares	10,102,689	23,872
*	Cia Brasileira de Distribuicao ADR	1,005,181	23,350
*	Smiles Fidelidade SA	879,980	23,000
	M Dias Branco SA	1,555,713	22,898
	Gerdau SA ADR	6,690,443	22,145
	Sul America SA	4,024,921	22,061
	Odontoprev SA	4,514,105	21,720
	CVC Brasil Operadora e Agencia de Viagens SA	1,632,000	21,552
*	Braskem SA ADR	666,333	21,303
	Cia Hering	2,337,035	20,861
*,^	BRF SA ADR	1,493,841	20,122
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,138,223	20,105
	Porto Seguro SA	1,834,551	20,026
	TIM Participacoes SA ADR	1,085,508	20,017
	Telefonica Brasil SA ADR	1,251,564	19,274
	Transmissora Alianca de Energia Eletrica SA	3,007,586	18,847
*	Usinas Siderurgicas de Minas Gerais SA Preference Shares	6,994,688	18,838
*	B2W Cia Digital	2,730,987	17,723
*	Metalurgica Gerdau SA Preference Shares Class A	10,981,843	17,154
	MRV Engenharia e Participacoes SA	4,401,433	17,020
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	818,367	16,636
	Duratex SA	5,655,629	16,528
*	Via Varejo SA	2,370,600	16,356
	Cia de Saneamento do Parana Preference Shares	4,788,275	15,881
	EcoRodovias Infraestrutura e Logistica SA	4,070,796	15,182
*,^	Cia Siderurgica Nacional SA ADR	5,825,644	14,739
	Sao Martinho SA	2,526,486	14,218
	Cia Energetica de Sao Paulo Preference Shares	3,526,233	14,013
	Iguatemi Empresa de Shopping Centers SA	1,183,522	13,922
	Cia de Saneamento de Minas Gerais-COPASA	1,121,017	13,502
	Linx SA	2,136,194	13,439
	Banco do Estado do Rio Grande do Sul SA Preference Shares	2,799,100	13,040
*	Cia Siderurgica Nacional SA	5,027,948	12,957
^	Cia Paranaense de Energia ADR	1,662,902	12,788
	Lojas Americanas SA	2,841,818	12,431
	Arezzo Industria e Comercio SA	788,484	12,184
	Iochpe Maxion SA	1,759,946	12,046
	AES Tiete Energia SA	3,003,852	11,891
	Alpargatas SA Preference Shares	2,143,221	11,334
	Multiplus SA	962,561	11,181
^	Centrais Eletricas Brasileiras SA ADR	1,423,974	11,036
	Alupar Investimento SA	1,967,334	10,855
	Marcopolo SA Preference Shares	8,822,690	10,707
	Banco Santander Brasil SA	1,215,500	10,630
^	Cia Energetica de Minas Gerais ADR	4,402,461	10,434
	Grendene SA	1,137,177	9,563
	CPFL Energia SA ADR	569,463	9,539
*	Light SA	1,624,489	9,078
	Minerva SA	2,492,714	8,763
^	Vale SA Class B ADR	917,800	8,380
*	Aliansce Shopping Centers SA	1,494,094	8,011
	Guararapes Confeccoes SA	162,220	7,761
	Fibria Celulose SA ADR	442,400	7,052
	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	1,533,150	6,908
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,571,302	6,653
	BR Properties SA	1,995,079	6,367
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,122,498	6,286
*	Marfrig Global Foods SA	3,170,473	6,232
	Randon Participacoes SA Preference Shares	2,682,412	5,715
	Wiz Solucoes e Corretagem de Seguros SA	1,069,619	5,336
	Ez Tec Empreendimentos e Participacoes SA	789,780	5,191
2	Ser Educacional SA	515,096	4,858
	Tupy SA	834,592	4,447

2

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Magnesita Refratarios SA	313,469	4,408
Cia de Gas de Sao Paulo COMGAS Preference Shares Class A	279,907	4,312
* Even Construtora e Incorporadora SA	2,332,600	3,850
* Centrais Eletricas Brasileiras SA ADR (XNYS)	565,233	3,793
Dimed SA Distribuidora da Medicamentos	22,300	3,293
* Construtora Tenda SA	556,499	2,909
* Alliar Medicos A Frente SA	557,200	2,785
GAEC Educacao SA	366,826	2,736
SLC Agricola SA	402,115	2,704
Cia Energetica de Minas Gerais Class A	1,147,195	2,560
QGEP Participacoes SA	951,730	2,458
Mahle-Metal Leve SA	362,173	2,375
Cia Paranaense de Energia	356,887	2,343
* Movida Participacoes SA	908,870	2,278
Sonae Sierra Brasil SA	250,510	2,139
Cia Paranaense de Energia Preference Shares	263,705	2,014
* Gafisa SA	422,799	1,913
* JSL SA	635,500	1,803
* Direcional Engenharia SA	940,943	1,683
* Marisa Lojas SA	657,900	1,579
* Santos Brasil Participacoes SA	1,270,022	1,359
* Azul SA Prior Preference Shares.	107,800	903
Cia Energetica do Ceara Preference Shares	50,700	815
* Instituto Hermes Pardini SA	58,600	553
* Cia Energetica de Minas Gerais - Cemig Preference Rights	1,457,385	517
* Ser Educacional SA	48,232	457
* Paranapanema SA	914,662	414
* PPLA Participations Ltd.	487,948	271
Gerdau SA	71,400	237
* Restoque Comercio e Confeccoes de Roupas SA	15,619	209
* Cia Energetica de Minas Gerais - Cemig Rights	182,262	53
* Iochpe Maxion SA Warrants Exp. 04/01/2019	42,859	20
		7,101,054
Chile (1.4%)
Empresas COPEC SA	7,028,011	108,306
SACI Falabella	9,342,956	89,243
Banco de Chile	488,343,784	74,911
Latam Airlines Group SA (XSGO)	5,404,127	74,507
Empresas CMPC SA	20,621,501	65,745
Cencosud SA	21,517,531	64,409
Banco de Credito e Inversiones	934,582	62,847
Sociedad Quimica y Minera de Chile SA ADR	986,959	58,961
Enel Americas SA	248,403,892	53,439
Enel Americas SA ADR	4,917,097	52,121
Banco Santander Chile ADR	1,598,544	50,002
Cia Cervecerias Unidas SA	2,826,920	40,794
Banco Santander Chile	513,628,885	40,383
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	663,282	39,617
Aguas Andinas SA Class A	55,196,475	35,961
Empresa Nacional de Telecomunicaciones SA	2,809,140	32,651
Colbun SA	137,553,528	32,473
Itau CorpBanca	3,135,071,822	29,225
Enel Generacion Chile SA ADR	1,068,364	27,671
Enel Chile SA	216,288,390	25,212
Enel Generacion Chile SA	28,174,325	24,563
Parque Arauco SA	8,365,092	23,999
Embotelladora Andina SA Preference Shares	4,570,130	23,430
AES Gener SA	48,662,522	16,803
Vina Concha y Toro SA	8,772,242	15,459
Enel Chile SA ADR	2,529,928	14,901
Ripley Corp. SA	13,088,691	13,719
CAP SA	1,252,923	13,633
SONDA SA	6,326,950	12,324
* Cia Sud Americana de Vapores SA	176,553,548	10,228

3

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Inversiones Aguas Metropolitanas SA	5,385,684	9,786
Engie Energia Chile SA	4,021,658	8,555
Latam Airlines Group SA ADR	603,132	8,191
Inversiones La Construccion SA	206,792	3,510
Forus SA	505,914	2,202
* SMU SA	2,838,129	758
		1,260,539
China (31.0%)
Tencent Holdings Ltd.	91,724,377	4,122,562
China Construction Bank Corp.	1,540,934,319	1,377,157
Industrial & Commercial Bank of China Ltd.	1,372,055,862	1,091,697
China Mobile Ltd.	90,496,243	910,245
* Alibaba Group Holding Ltd. ADR	4,560,653	843,219
Ping An Insurance Group Co. of China Ltd.	90,814,158	798,070
Bank of China Ltd.	1,334,182,694	666,775
China Life Insurance Co. Ltd. (XHKG)	129,349,554	428,833
CNOOC Ltd.	274,914,831	375,367
China Petroleum & Chemical Corp.	451,502,367	331,547
China Merchants Bank Co. Ltd.	75,246,049	287,339
* Baidu Inc. ADR	1,118,317	272,802
Geely Automobile Holdings Ltd.	83,555,420	259,095
China Pacific Insurance Group Co. Ltd.	48,129,091	237,652
PetroChina Co. Ltd.	360,701,980	235,791
Agricultural Bank of China Ltd.	485,264,645	228,556
China Overseas Land & Investment Ltd.	67,212,441	218,240
* China Evergrande Group	50,394,063	194,388
^ Sunac China Holdings Ltd.	33,139,859	168,844
Sunny Optical Technology Group Co. Ltd.	11,327,000	166,138
PICC Property & Casualty Co. Ltd.	78,514,295	155,811
Country Garden Holdings Co. Ltd.	93,628,423	148,421
China Shenhua Energy Co. Ltd.	61,592,901	147,347
China Resources Land Ltd.	47,545,220	141,898
* China Unicom Hong Kong Ltd.	95,069,520	134,890
CSPC Pharmaceutical Group Ltd.	74,945,757	130,386
Hengan International Group Co. Ltd.	12,681,773	125,060
CITIC Ltd.	84,895,365	124,366
Brilliance China Automotive Holdings Ltd.	48,749,908	123,539
China Telecom Corp. Ltd.	240,593,045	120,657
* JD.com Inc. ADR	3,037,466	113,966
Bank of Communications Co. Ltd.	150,064,351	113,289
^ BYD Co. Ltd.	12,954,281	113,269
* SINA Corp.	1,004,231	108,105
Haitong Securities Co. Ltd.	65,739,864	104,079
China Minsheng Banking Corp. Ltd.	106,091,639	102,773
Guangzhou Automobile Group Co. Ltd.	40,268,584	100,141
China Communications Construction Co. Ltd.	82,136,003	99,762
Fosun International Ltd.	39,782,294	98,700
New China Life Insurance Co. Ltd.	15,387,119	96,329
ENN Energy Holdings Ltd.	12,963,620	95,131
CITIC Securities Co. Ltd.	42,780,700	95,054
China Vanke Co. Ltd.	26,560,718	94,549
Shenzhou International Group Holdings Ltd.	10,492,415	89,660
Sino Biopharmaceutical Ltd.	76,666,524	89,652
ANTA Sports Products Ltd.	20,043,000	89,650
Anhui Conch Cement Co. Ltd.	20,755,152	88,909
China CITIC Bank Corp. Ltd.	137,192,164	88,399
China Taiping Insurance Holdings Co. Ltd.	26,252,968	86,576
China Gas Holdings Ltd.	28,263,408	85,924
Sinopharm Group Co. Ltd.	18,908,700	84,664
China Resources Beer Holdings Co. Ltd.	29,273,005	84,483
NetEase Inc. ADR	277,561	78,250
CRRC Corp. Ltd.	79,212,277	78,160
Guangdong Investment Ltd.	50,774,377	73,562
^ Great Wall Motor Co. Ltd.	57,460,139	72,501

4

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Kingboard Chemical Holdings Ltd.	11,973,481	71,051
	Lenovo Group Ltd.	120,452,109	69,871
	Dongfeng Motor Group Co. Ltd.	50,328,012	69,085
	China Everbright International Ltd.	48,522,000	68,458
	China Merchants Port Holdings Co. Ltd.	21,219,610	66,379
2	People's Insurance Co. Group of China Ltd.	137,688,000	65,534
	China Resources Power Holdings Co. Ltd.	33,933,184	65,256
	China Cinda Asset Management Co. Ltd.	166,239,774	64,600
	Longfor Properties Co. Ltd.	27,065,800	63,224
	Beijing Enterprises Water Group Ltd.	72,658,000	61,056
2	Postal Savings Bank of China Co. Ltd.	101,037,029	61,016
	China Railway Group Ltd.	72,811,789	58,526
	Haier Electronics Group Co. Ltd.	21,751,084	57,353
2	China Galaxy Securities Co. Ltd.	65,403,370	57,062
	Beijing Enterprises Holdings Ltd.	9,505,500	56,513
	Kweichow Moutai Co. Ltd. Class A (XSSC)	605,230	56,468
^	Fullshare Holdings Ltd.	131,895,700	56,451
*	Ctrip.com International Ltd. ADR	1,156,829	55,401
	China Conch Venture Holdings Ltd.	27,057,133	55,167
2	CGN Power Co. Ltd.	183,451,878	53,892
*	Zhuzhou CRRC Times Electric Co. Ltd.	9,094,500	53,230
	Nine Dragons Paper Holdings Ltd.	28,635,232	52,632
2	Huatai Securities Co. Ltd.	24,355,223	52,607
*,^	Aluminum Corp. of China Ltd.	64,215,220	51,577
	China State Construction International Holdings Ltd.	36,690,731	51,553
	China Resources Gas Group Ltd.	14,052,100	51,473
	Kunlun Energy Co. Ltd.	54,193,230	50,258
	TravelSky Technology Ltd.	18,862,000	48,888
*	ZTE Corp.	13,798,192	47,940
2	China Huarong Asset Management Co. Ltd.	101,443,000	47,719
	Huaneng Power International Inc.	71,136,978	47,576
	China Railway Construction Corp. Ltd.	37,031,265	46,505
	Shimao Property Holdings Ltd.	21,935,845	45,981
	China Longyuan Power Group Corp. Ltd.	61,018,660	45,251
	Beijing Capital International Airport Co. Ltd.	27,190,856	44,651
^	China National Building Material Co. Ltd.	52,075,479	43,953
	GF Securities Co. Ltd. Class A (XSHE)	16,187,255	43,333
	China Medical System Holdings Ltd.	23,137,970	42,785
	New Oriental Education & Technology Group Inc. ADR	511,415	42,570
	Ping An Insurance Group Co. of China Ltd. Class A	4,319,011	41,984
^	China Molybdenum Co. Ltd.	64,031,000	41,679
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	8,269,454	41,309
	Far East Horizon Ltd.	40,327,753	40,074
	Kingsoft Corp. Ltd.	15,706,000	39,699
	Industrial & Commercial Bank of China Ltd. Class A	42,933,779	39,517
*,^	GCL-Poly Energy Holdings Ltd.	226,707,800	38,981
	Agile Group Holdings Ltd.	26,679,803	38,925
	China Jinmao Holdings Group Ltd.	85,874,094	38,592
	China Everbright Ltd.	16,110,776	38,229
	Weichai Power Co. Ltd.	30,647,280	38,163
*,^	Alibaba Pictures Group Ltd.	227,233,554	37,013
	Guangzhou R&F Properties Co. Ltd.	17,009,605	36,270
	BYD Electronic International Co. Ltd.	13,268,000	35,978
	COSCO SHIPPING Ports Ltd.	30,579,788	35,439
	Sino-Ocean Group Holding Ltd.	52,475,678	34,269
	Sinopec Shanghai Petrochemical Co. Ltd.	57,364,788	34,217
	Jiangsu Expressway Co. Ltd.	22,130,139	33,929
	Zhejiang Expressway Co. Ltd.	27,436,286	33,929
	Shanghai Pharmaceuticals Holding Co. Ltd.	13,096,353	33,855
	Midea Group Co. Ltd. Class A (XSHE)	4,332,991	33,363
	Jiangxi Copper Co. Ltd.	20,856,898	33,303
	Yanzhou Coal Mining Co. Ltd.	33,029,320	32,966
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSHE)	5,555,769	32,952
	Chongqing Rural Commercial Bank Co. Ltd.	48,419,668	32,916

5

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Lee & Man Paper Manufacturing Ltd.	26,610,038	32,509
	Haitian International Holdings Ltd.	10,846,169	32,480
	Zijin Mining Group Co. Ltd.	93,099,680	32,218
	Shenzhen International Holdings Ltd.	16,540,261	31,614
	Kingboard Laminates Holdings Ltd.	18,774,705	31,551
*,2	3SBio Inc.	17,317,000	31,016
*,2	Meitu Inc.	20,929,733	30,923
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSSC)	16,046,075	30,537
	China Oilfield Services Ltd.	33,177,800	29,453
*,^	Landing International Development Ltd.	1,043,460,000	28,916
	Air China Ltd.	30,238,748	28,833
^,2	BAIC Motor Corp. Ltd.	24,215,200	28,384
*,^	Alibaba Health Information Technology Ltd.	52,916,000	28,365
	Shanghai Industrial Holdings Ltd.	9,226,445	28,343
	Kweichow Moutai Co. Ltd. Class A (XSHG)	302,648	28,237
^	GOME Retail Holdings Ltd.	218,009,805	27,957
*,^	COSCO SHIPPING Holdings Co. Ltd.	50,601,000	27,770
	China Communications Services Corp. Ltd.	45,121,584	27,383
	China Everbright Bank Co. Ltd.	58,005,472	27,381
	TAL Education Group ADR	981,750	26,998
	CIFI Holdings Group Co. Ltd.	47,806,000	26,652
	Industrial Bank Co. Ltd. Class A (XSSC)	10,091,665	26,561
	Shenzhen Investment Ltd.	59,515,015	26,551
2	China International Capital Corp. Ltd.	12,698,000	26,184
	AviChina Industry & Technology Co. Ltd.	44,907,000	26,083
	Sihuan Pharmaceutical Holdings Group Ltd.	72,083,000	26,077
2	Dali Foods Group Co. Ltd.	33,667,000	26,076
	Huaneng Renewables Corp. Ltd.	75,438,000	25,943
	Shandong Weigao Group Medical Polymer Co. Ltd.	35,689,800	25,632
*	Sohu.com Inc.	443,413	25,377
^	Zhongsheng Group Holdings Ltd.	12,183,500	25,042
*,2	China Merchants Securities Co. Ltd.	15,000,000	25,008
	Yuexiu Property Co. Ltd.	127,841,732	24,774
*	Li Ning Co. Ltd.	28,243,791	24,676
	China Resources Cement Holdings Ltd.	36,216,686	24,479
	China Southern Airlines Co. Ltd.	32,858,000	24,293
	Bank of China Ltd. Class A	40,474,400	24,068
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,393,343	23,892
	Inner Mongolia Yitai Coal Co. Ltd. Class B	17,723,998	23,832
	Wuliangye Yibin Co. Ltd. Class A (XSHE)	2,236,198	22,489
*	Shanghai Electric Group Co. Ltd.	49,515,208	22,475
	KWG Property Holding Ltd.	22,437,339	22,276
	China Merchants Bank Co. Ltd. Class A (XSSC)	5,438,293	22,247
^	China Traditional Chinese Medicine Holdings Co. Ltd.	38,339,013	21,978
	China State Construction Engineering Corp. Ltd. Class A (XSSC)	15,136,895	21,712
^	BBMG Corp.	43,409,000	21,663
	China Yangtze Power Co. Ltd. Class A	8,999,991	21,607
	Huatai Securities Co. Ltd. Class A (XSSC)	7,308,797	21,597
*	China First Capital Group Ltd.	44,300,845	21,499
	BOE Technology Group Co. Ltd. Class B	32,874,882	21,407
	Tsingtao Brewery Co. Ltd.	5,032,000	21,072
	Orient Securities Co. Ltd. Class A (XSSC)	9,084,322	20,896
2	Sinopec Engineering Group Co. Ltd.	24,037,772	20,620
	Fuyao Glass Industry Group Co. Ltd. Class A (XSHG)	5,002,032	20,481
	China Agri-Industries Holdings Ltd.	41,243,961	20,157
	SOHO China Ltd.	34,728,006	20,119
	GF Securities Co. Ltd.	9,385,400	20,015
*	China Biologic Products Holdings Inc.	257,525	20,012
^,2	China Railway Signal & Communication Corp. Ltd.	25,231,400	19,870
^	Luye Pharma Group Ltd.	29,656,000	19,767
*	58.com Inc. ADR	294,026	19,750
^	China Coal Energy Co. Ltd.	41,511,340	19,012
	Chongqing Changan Automobile Co. Ltd. Class B	14,518,360	19,005
	Ping An Bank Co. Ltd. Class A (XSHE)	10,827,904	18,855

6

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Datang International Power Generation Co. Ltd.	55,876,568	18,843
	Metallurgical Corp. of China Ltd.	56,592,937	18,733
	China National Materials Co. Ltd.	26,758,000	18,505
	China Reinsurance Group Corp.	82,929,000	18,407
	Fufeng Group Ltd.	25,488,000	18,371
*	Kaisa Group Holdings Ltd.	28,505,955	18,215
^	Tongda Group Holdings Ltd.	64,064,889	18,180
^	China International Marine Containers Group Co. Ltd.	9,024,598	17,991
^	Chinasoft International Ltd.	30,716,000	17,926
	China Power International Development Ltd.	55,858,469	17,759
^	Greentown China Holdings Ltd.	14,113,554	17,630
	SAIC Motor Corp. Ltd. Class A (XSSC)	3,705,029	17,608
	Sinotrans Ltd.	36,153,000	17,379
*,^	Kingdee International Software Group Co. Ltd.	31,908,000	17,109
	Sinotruk Hong Kong Ltd.	12,790,835	17,009
*,^	Health and Happiness H&H International Holdings Ltd.	3,240,500	16,934
	Qingdao Haier Co. Ltd. Class A (XSSC)	6,433,725	16,804
	Aier Eye Hospital Group Co. Ltd. Class A	4,018,248	16,784
*	Poly Property Group Co. Ltd.	34,101,820	16,528
^	Logan Property Holdings Co. Ltd.	17,803,368	16,493
^	Angang Steel Co. Ltd.	18,795,312	16,476
	Agricultural Bank of China Ltd. Class A (XSSC)	29,002,995	16,366
*,^	COSCO SHIPPING Development Co. Ltd.	72,888,618	16,356
2	Legend Holdings Corp.	6,110,500	16,067
	China Life Insurance Co. Ltd. Class A	3,313,498	15,705
	Shandong Chenming Paper Holdings Ltd. Class B	8,608,238	15,702
	Skyworth Digital Holdings Ltd.	34,002,000	15,659
	COSCO SHIPPING Energy Transportation Co. Ltd.	26,612,021	15,584
	China ZhengTong Auto Services Holdings Ltd.	14,558,000	15,328
	China Eastern Airlines Corp. Ltd.	30,046,000	15,261
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSHE)	913,928	15,217
^	Xinjiang Goldwind Science & Technology Co. Ltd.	11,914,238	15,101
^	China Zhongwang Holdings Ltd.	25,051,020	14,778
	Lonking Holdings Ltd.	32,739,000	14,731
	Shenzhen Expressway Co. Ltd.	14,290,000	14,616
	Guangshen Railway Co. Ltd.	24,860,000	14,470
	Songcheng Performance Development Co. Ltd. Class A	4,654,709	14,157
	Huadian Fuxin Energy Corp. Ltd.	54,275,852	14,133
^	China Resources Phoenix Healthcare Holdings Co. Ltd.	10,676,500	14,023
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSHE)	5,050,130	13,843
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	3,328,294	13,628
*,^	Maanshan Iron & Steel Co. Ltd.	28,974,000	13,616
	China Petroleum & Chemical Corp. Class A	15,039,519	13,558
^	Zhaojin Mining Industry Co. Ltd.	16,469,437	13,526
	Tong Ren Tang Technologies Co. Ltd.	9,516,000	13,374
	Lepu Medical Technology Beijing Co. Ltd. Class A	3,735,039	13,334
	CRRC Corp. Ltd. Class A (XSSC)	7,637,270	13,200
2	Red Star Macalline Group Corp. Ltd.	11,003,559	13,163
*,^	CAR Inc.	14,579,532	12,990
^	Golden Eagle Retail Group Ltd.	10,667,000	12,946
	Focus Media Information Technology Co. Ltd. Class A (XSHE)	7,144,526	12,838
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSSC)	1,252,682	12,714
	China South City Holdings Ltd.	45,138,000	12,618
	Shenzhen Inovance Technology Co. Ltd. Class A	2,695,257	12,552
	Huadian Power International Corp. Ltd.	30,200,000	12,546
^	NetDragon Websoft Holdings Ltd.	3,743,500	12,344
	Anhui Gujing Distillery Co. Ltd. Class B	2,189,234	12,323
	BOE Technology Group Co. Ltd. Class A (XSHE)	13,072,954	12,272
	China Vanke Co. Ltd. Class A	2,790,750	12,213
^	China Maple Leaf Educational Systems Ltd.	11,230,000	12,184
	Hopson Development Holdings Ltd.	11,869,223	12,145
2	Universal Medical Financial & Technical Advisory Services Co. Ltd.	11,469,500	12,122
*	China United Network Communications Ltd. Class A (XSSC)	10,505,024	12,122
*	Q Technology Group Co. Ltd.	5,410,624	12,116

7

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Greatview Aseptic Packaging Co. Ltd.	19,289,000	12,068
	Beijing Jingneng Clean Energy Co. Ltd.	43,132,000	12,060
*,^,2	Zhou Hei Ya International Holdings Co. Ltd.	12,455,500	12,000
	Tianneng Power International Ltd.	12,370,000	11,931
	Perfect World Co. Ltd. Class A	2,392,549	11,811
	Lao Feng Xiang Co. Ltd. Class B	3,104,906	11,640
	Future Land Development Holdings Ltd.	24,147,128	11,625
	Agricultural Bank of China Ltd. Class A (XSHG)	20,559,300	11,602
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A (XSEC)	1,950,176	11,567
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	3,277,000	11,511
	Suning Commerce Group Co. Ltd. Class A (XSHE)	5,278,922	11,507
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSSC)	2,563,592	11,440
	China Dongxiang Group Co. Ltd.	61,442,000	11,426
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	1,763,527	11,391
^	Zoomlion Heavy Industry Science and Technology Co. Ltd.	23,468,979	11,389
*,3	Aluminum Corp. of China Ltd. Class A	9,203,700	11,235
*,^	Digital China Holdings Ltd.	18,546,249	11,226
	Chaozhou Three-Circle Group Co. Ltd. Class A	3,086,129	11,030
	Baoshan Iron & Steel Co. Ltd. Class A (XSHG)	9,505,796	11,011
	Bank of Communications Co. Ltd. Class A (XSSC)	11,598,073	10,888
	Powerlong Real Estate Holdings Ltd.	22,608,000	10,753
	Sinopec Kantons Holdings Ltd.	16,495,000	10,687
	China BlueChemical Ltd.	35,477,795	10,605
	Yunnan Baiyao Group Co. Ltd. Class A	663,692	10,502
	Shenwan Hongyuan Group Co. Ltd. Class A	12,122,481	10,337
	China Everbright Bank Co. Ltd. Class A (XSSC)	16,766,403	10,223
	Yuzhou Properties Co. Ltd.	20,623,858	10,187
*,^	SMI Holdings Group Ltd.	19,828,800	10,170
	Wuliangye Yibin Co. Ltd. Class A (XSEC)	1,009,400	10,153
*	YY Inc. ADR	111,924	10,117
	China Lesso Group Holdings Ltd.	14,965,000	10,000
	Poly Real Estate Group Co. Ltd. Class A (XSSC)	6,067,580	9,973
	Dazhong Transportation Group Co. Ltd. Class B	14,421,708	9,965
2	Fu Shou Yuan International Group Ltd.	14,174,000	9,964
	Wuxi Little Swan Co. Ltd. Class A	1,125,055	9,940
	China Foods Ltd.	15,615,506	9,877
	PetroChina Co. Ltd. Class A	7,896,690	9,861
*	Autohome Inc. ADR	171,236	9,848
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,788,487	9,812
*,^	Tibet Water Resources Ltd.	23,750,000	9,805
	Kangmei Pharmaceutical Co. Ltd. Class A (XSSC)	2,989,918	9,637
2	Hua Hong Semiconductor Ltd.	5,489,000	9,595
	Anhui Expressway Co. Ltd.	11,888,000	9,542
2	Fuyao Glass Industry Group Co. Ltd.	2,489,601	9,494
	Beijing Capital Land Ltd.	17,522,000	9,442
	CSG Holding Co. Ltd. Class B	15,272,909	9,437
	Bank of Ningbo Co. Ltd. Class A	3,591,770	9,296
	Chongqing Zhifei Biological Products Co. Ltd. Class A	2,141,486	9,244
*,^,2	Ozner Water International Holding Ltd.	28,865,000	9,136
*,^	CIMC Enric Holdings Ltd.	13,489,713	9,135
*	Momo Inc. ADR	295,249	8,996
	Central China Securities Co. Ltd.	19,498,000	8,981
*	ZTE Corp. Class A (XSEC)	1,839,678	8,966
*	China Lodging Group Ltd. ADR	66,850	8,951
	SSY Group Ltd.	18,730,000	8,909
^	Texhong Textile Group Ltd.	6,450,500	8,901
	China State Construction Engineering Corp. Ltd. Class A (XSHG)	6,181,400	8,866
	Xingyuan Environment Technology Co. Ltd. Class A	2,093,686	8,745
	SAIC Motor Corp. Ltd. Class A (XSHG)	1,835,265	8,722
	Bank of Beijing Co. Ltd. Class A (XSSC)	7,834,785	8,680
^	China Water Affairs Group Ltd.	11,912,000	8,676
^	Shandong Chenming Paper Holdings Ltd.	4,740,000	8,622
*,2,3	Tianhe Chemicals Group Ltd.	57,304,542	8,594
	Luxshare Precision Industry Co. Ltd. Class A	2,300,545	8,573

8

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	China SCE Property Holdings Ltd.	18,954,000	8,557
	New China Life Insurance Co. Ltd. Class A (XSSC)	885,186	8,545
	Yuexiu Transport Infrastructure Ltd.	11,644,000	8,543
*	Weibo Corp. ADR	92,091	8,532
	China Merchants Bank Co. Ltd. Class A (XSHG)	2,082,000	8,517
	Shanghai Pudong Development Bank Co. Ltd. Class A (XSHG)	4,454,177	8,477
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,115,976	8,403
3	Shenwu Environmental Technology Co. Ltd. Class A	2,302,665	8,394
	China Machinery Engineering Corp.	13,690,639	8,394
	Lens Technology Co. Ltd. Class A	1,664,247	8,362
	China Overseas Grand Oceans Group Ltd.	14,223,000	8,342
	Industrial Bank Co. Ltd. Class A (XSHG)	3,135,301	8,252
	Beijing Jetsen Technology Co. Ltd. Class A (XSEC)	5,768,492	8,237
	China International Travel Service Corp. Ltd. Class A (XSHG)	1,316,282	8,218
	New Hope Liuhe Co. Ltd. Class A (XSEC)	7,302,381	8,155
	Beijing Originwater Technology Co. Ltd. Class A	2,823,418	8,137
	China CITIC Bank Corp. Ltd. Class A (XSSC)	8,660,118	8,128
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,703,579	8,085
*,^	Lifetech Scientific Corp.	32,662,000	8,082
	Daqin Railway Co. Ltd. Class A (XSSC)	5,852,648	8,041
^	CSSC Offshore and Marine Engineering Group Co. Ltd.	4,696,000	8,010
	Guotai Junan Securities Co. Ltd. Class A (XSHG)	2,647,600	7,968
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	6,006,721	7,941
	China Railway Construction Corp. Ltd. Class A (XSSC)	4,389,277	7,933
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	3,292,550	7,858
	China National Accord Medicines Corp. Ltd. Class B	1,494,949	7,845
	Sichuan Expressway Co. Ltd.	19,538,000	7,817
	Wuxi Little Swan Co. Ltd. Class B	1,441,337	7,756
	China Suntien Green Energy Corp. Ltd.	27,230,000	7,721
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XSHE)	3,144,827	7,685
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,735,157	7,673
*	Renhe Commercial Holdings Co. Ltd.	325,806,999	7,647
	China Merchants Securities Co. Ltd. Class A (XSSC)	2,704,874	7,625
*,^	FDG Electric Vehicles Ltd.	174,415,000	7,610
	Everbright Securities Co. Ltd. Class A (XSSC)	3,363,510	7,566
^	China High Speed Transmission Equipment Group Co. Ltd.	6,919,000	7,542
	Luzhou Laojiao Co. Ltd. Class A	820,599	7,542
*,^	ZTO Express Cayman Inc. ADR	470,419	7,522
*,^	Hi Sun Technology China Ltd.	32,550,000	7,474
*	Dongfang Electric Corp. Ltd.	7,652,430	7,468
*,3	Galaxy Biomedical Investment Co. Ltd. Class A	4,591,100	7,454
*,^	Huayi Tencent Entertainment Co. Ltd.	122,310,000	7,453
*,^	Sinopec Oilfield Service Corp.	42,868,000	7,372
	China Railway Group Ltd. Class A (XSSC)	5,430,414	7,337
	Focus Media Information Technology Co. Ltd. Class A (XSEC)	4,076,613	7,326
	Power Construction Corp. of China Ltd. Class A (XSSC)	6,112,916	7,216
	Huaxia Bank Co. Ltd. Class A (XSSC)	5,253,414	7,211
	Vinda International Holdings Ltd.	3,558,000	7,194
*	Vipshop Holdings Ltd. ADR	908,635	7,178
	Jiangsu Hengrui Medicine Co. Ltd. Class A (XSHG)	706,754	7,173
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	4,934,243	7,159
2	Qingdao Port International Co. Ltd.	10,093,000	7,135
	China Molybdenum Co. Ltd. Class A (XSSC)	6,532,611	7,072
	Harbin Electric Co. Ltd.	15,020,000	7,072
*,^	Sinofert Holdings Ltd.	39,864,000	7,057
	Livzon Pharmaceutical Group Inc.	1,037,608	7,041
	Beijing North Star Co. Ltd.	18,880,000	7,026
	Sanan Optoelectronics Co. Ltd. Class A (XSSC)	1,800,942	7,023
	Huayu Automotive Systems Co. Ltd. Class A (XSSC)	1,819,716	6,985
	China Shenhua Energy Co. Ltd. Class A (XSSC)	2,183,415	6,848
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,129,302	6,792
	Livzon Pharmaceutical Group Inc. Class A	696,379	6,724
	CRRC Corp. Ltd. Class A (XSHG)	3,879,500	6,705
	Weifu High-Technology Group Co. Ltd. Class B	2,844,219	6,690

9

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	China Overseas Property Holdings Ltd.	27,640,092	6,666
	Jiangxi Ganfeng Lithium Co. Ltd. Class A	500,900	6,627
	Shanghai Baosight Software Co. Ltd. Class B	4,312,026	6,622
	Zhejiang Dahua Technology Co. Ltd. Class A (XSHE)	1,574,692	6,596
^	Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	79,118,357	6,592
*,^,3	Hybrid Kinetic Group Ltd.	263,624,000	6,589
	Guangdong Electric Power Development Co. Ltd. Class B	15,068,576	6,586
3	Wanda Film Holding Co. Ltd. Class A	827,543	6,498
	GoerTek Inc. Class A	1,938,204	6,477
*	Zhejiang Huayou Cobalt Co. Ltd. Class A	450,789	6,463
	CPMC Holdings Ltd.	7,675,000	6,435
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,859,532	6,383
	China Grand Automotive Services Co. Ltd. Class A (XSSC)	4,686,056	6,296
	Suning Commerce Group Co. Ltd. Class A (XSEC)	2,877,870	6,273
	China National Nuclear Power Co. Ltd. Class A	5,319,107	6,254
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSSC)	15,908,157	6,244
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	1,581,661	6,240
^	Dalian Port PDA Co. Ltd.	35,712,000	6,231
^,2	Tian Ge Interactive Holdings Ltd.	8,489,000	6,207
	China Lilang Ltd.	7,919,000	6,165
	Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	6,099,550	6,158
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSEC)	850,751	6,146
	China Fortune Land Development Co. Ltd. Class A (XSSC)	1,319,438	6,132
	Huadong Medicine Co. Ltd. Class A	768,026	6,121
	Sungrow Power Supply Co. Ltd. Class A	2,089,330	6,095
^	PAX Global Technology Ltd.	11,989,000	6,067
^	CT Environmental Group Ltd.	39,262,000	6,045
	Leyard Optoelectronic Co. Ltd. Class A (XSEC)	1,799,382	6,044
	Guangdong Wens Foodstuffs Group Co. Ltd. Class A	1,579,719	6,031
3	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	3,482,994	6,023
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,541,331	5,998
*,2	Haichang Ocean Park Holdings Ltd.	24,990,000	5,990
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSHE)	1,630,242	5,988
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A (XSHG)	1,340,562	5,982
*,^	O-Net Technologies Group Ltd.	8,183,000	5,928
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,627,486	5,878
*,2	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co.	1,577,500	5,877
3	Xiandai Investment Co. Ltd. Class A	6,209,962	5,864
	Bosideng International Holdings Ltd.	65,772,000	5,818
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	1,929,768	5,808
*	Grand Baoxin Auto Group Ltd.	10,776,172	5,802
^	Dah Chong Hong Holdings Ltd.	12,307,000	5,777
^	Chaowei Power Holdings Ltd.	10,196,000	5,755
	Beijing Enlight Media Co. Ltd. Class A	3,891,542	5,697
	Beijing Thunisoft Corp. Ltd. Class A	2,354,113	5,680
	Shenzhen O-film Tech Co. Ltd. Class A	1,589,325	5,651
^,2	Cogobuy Group	9,392,000	5,651
	Iflytek Co. Ltd. Class A (XSHE)	696,506	5,636
	Weichai Power Co. Ltd. Class A (XSEC)	4,460,100	5,623
	Baoshan Iron & Steel Co. Ltd. Class A (XSSC)	4,853,544	5,622
	Wanhua Chemical Group Co. Ltd. Class A (XSHG)	1,002,301	5,612
*,^,3	Hanergy Thin Film Power Group Ltd.	206,154,000	5,599
	Shanghai Haixin Group Co. Class B	8,385,119	5,596
	Bluedon Information Security Technology Co. Ltd. Class A	3,504,956	5,555
	Xingda International Holdings Ltd.	14,511,000	5,543
	Shanghai Bailian Group Co. Ltd. Class B	3,653,716	5,526
	Shanghai International Airport Co. Ltd. Class A (XSSC)	832,867	5,501
	Shandong Airlines Co. Ltd. Class B	2,960,917	5,501
*	Kama Co. Ltd. Class B	5,203,252	5,499
	CSG Smart Science&Technology Co. Ltd. Class A	1,442,740	5,488
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	15,214,000	5,483
	Bank of Chongqing Co. Ltd.	6,741,500	5,470
	TCL Corp. Class A	8,341,322	5,466
	Grandblue Environment Co. Ltd. Class A (XSSC)	2,267,860	5,462

10

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Xinjiang Machinery Research Institute Co. Ltd. Class A	3,095,904	5,425
	Dongxu Optoelectronic Technology Co. Ltd. Class A	3,465,608	5,410
^	Tianjin Capital Environmental Protection Group Co. Ltd.	8,411,967	5,364
	Muyuan Foodstuff Co. Ltd. Class A	751,408	5,341
*,3	Kuang-Chi Technologies Co. Ltd. Class A	972,473	5,340
*	ZTE Corp. Class A (XSHE)	1,094,565	5,334
2	Shengjing Bank Co. Ltd.	6,793,666	5,322
	Dongjiang Environmental Co. Ltd. Class A	2,163,866	5,311
*	BeiGene Ltd. ADR	57,533	5,310
	Shanghai Jinjiang International Travel Co. Ltd. Class B	1,764,490	5,305
	China International Travel Service Corp. Ltd. Class A (XSSC)	843,736	5,268
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,014,166	5,249
*	West China Cement Ltd.	32,984,000	5,244
^	Xtep International Holdings Ltd.	15,845,000	5,244
	Beijing Orient Landscape & Environment Co. Ltd. Class A (XSHE)	1,539,482	5,225
^	CITIC Resources Holdings Ltd.	47,873,345	5,222
*,3	China Shipbuilding Industry Co. Ltd. Class A (XSSC)	5,565,452	5,215
	LONGi Green Energy Technology Co. Ltd. Class A (XSSC)	1,051,340	5,209
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,704,422	5,185
	Sunshine City Group Co. Ltd. Class A	4,762,383	5,181
	Yonghui Superstores Co. Ltd. Class A (XSSC)	3,529,775	5,144
	Tianqi Lithium Corp. Class A (XSHE)	447,543	5,135
	Hangzhou Robam Appliances Co. Ltd. Class A	731,804	5,133
*	NanJi E-Commerce Co. Ltd. Class A	2,214,572	5,132
	Hisense Kelon Electrical Holdings Co. Ltd. Class A	2,097,006	5,125
	Ningbo Zhoushan Port Co. Ltd. Class A	5,301,983	5,113
	Guosen Securities Co. Ltd. Class A	2,592,241	5,107
	Shaanxi Coal Industry Co. Ltd. Class A	4,300,834	5,106
	Shanghai International Port Group Co. Ltd. Class A (XSSC)	3,899,232	5,085
	China Oil & Gas Group Ltd.	74,800,000	5,084
*	China United Network Communications Ltd. Class A (XSHG)	4,397,800	5,075
	Dongxing Securities Co. Ltd. Class A (XSHG)	1,987,701	5,065
3	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSSC)	1,646,242	5,060
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A (XSEC)	303,309	5,051
	Sinotrans Shipping Ltd.	17,586,500	5,027
	China Fangda Group Co. Ltd. Class B	7,946,481	5,025
*,^	Bitauto Holdings Ltd. ADR	111,080	5,017
^,2	Cosmo Lady China Holdings Co. Ltd.	12,523,000	5,013
*	C C Land Holdings Ltd.	22,974,500	5,009
	Daqin Railway Co. Ltd. Class A (XSHG)	3,643,120	5,005
*	Siasun Robot & Automation Co. Ltd. Class A	1,599,651	5,003
*,^	China Modern Dairy Holdings Ltd.	24,155,500	4,952
	STO Express Co. Ltd. Class A	1,175,776	4,913
^	Wasion Group Holdings Ltd.	9,490,000	4,881
	Zhejiang Longsheng Group Co. Ltd. Class A (XSSC)	3,137,250	4,869
	Shanxi Meijin Energy Co. Ltd. Class A	3,808,107	4,856
*	Hangzhou Steam Turbine Co. Ltd. Class B	4,722,804	4,842
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	548,676	4,839
	Kangde Xin Composite Material Group Co. Ltd. Class A (XSEC)	1,314,500	4,828
	Apeloa Pharmaceutical Co. Ltd. Class A	4,437,221	4,822
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	903,553	4,811
	Tianqi Lithium Corp. Class A (XSEC)	418,899	4,807
	Heilan Home Co. Ltd. Class A (XSSC)	3,256,579	4,783
	Bank of Communications Co. Ltd. Class A (XSHG)	5,057,900	4,748
	Greenland Holdings Corp. Ltd. Class A	4,164,281	4,733
	Youngor Group Co. Ltd. Class A (XSSC)	3,232,132	4,728
	Hangzhou Tigermed Consulting Co. Ltd. Class A	983,697	4,714
	Poly Culture Group Corp. Ltd.	1,955,900	4,707
	Bank of Beijing Co. Ltd. Class A (XSHG)	4,245,408	4,703
	Zijin Mining Group Co. Ltd. Class A (XSSC)	8,385,300	4,670
	TCL Multimedia Technology Holdings Ltd.	8,654,000	4,659
	Beijing Capital Retailing Group Co. Ltd. Class A	3,481,950	4,647
	Huaneng Power International Inc. Class A (XSSC)	4,530,197	4,601
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSSC)	1,403,040	4,580

11

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Jiangxi Boya Bio-Pharmaceutical Co. Ltd. Class A	871,200	4,563
	Shanying International Holding Co. Ltd. Class A (XSSC)	6,235,561	4,547
	Suofeiya Home Collection Co. Ltd. Class A	773,978	4,545
	Anxin Trust Co. Ltd. Class A (XSSC)	2,149,298	4,511
	BBMG Corp. Class A (XSSC)	5,057,870	4,505
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,412,112	4,502
	Shanghai Shimao Co. Ltd. Class A (XSSC)	5,815,416	4,494
	Shenzhen Techand Ecology & Environment Co. Ltd. Class A	2,023,100	4,491
	Foshan Electrical and Lighting Co. Ltd. Class B	5,622,601	4,483
	Kingnet Network Co. Ltd. Class A	1,294,888	4,475
	Wanhua Chemical Group Co. Ltd. Class A (XSSC)	798,665	4,472
	Guangdong Haid Group Co. Ltd. Class A (XSEC)	1,511,459	4,471
*	Founder Securities Co. Ltd. Class A (XSSC)	3,762,813	4,460
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	853,586	4,453
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	2,617,518	4,445
	Xishui Strong Year Co. Ltd. Inner Mongolia Class A	1,097,404	4,438
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSEC)	835,292	4,425
	Air China Ltd. Class A (XSHG)	3,077,214	4,408
^	Dawnrays Pharmaceutical Holdings Ltd.	7,412,000	4,391
	BlueFocus Communication Group Co. Ltd. Class A	3,944,983	4,389
	China Railway Group Ltd. Class A (XSHG)	3,248,829	4,389
*,3	Cultural Investment Holdings Co. Ltd. Class A	1,293,929	4,387
	Huangshan Tourism Development Co. Ltd. Class B	2,926,303	4,386
	Shenzhen Liantronics Co. Ltd. Class A	1,522,629	4,379
	CITIC Guoan Information Industry Co. Ltd. Class A	2,563,300	4,343
3	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSSC)	5,508,778	4,339
	Sunvim Group Co. Ltd. Class A	4,106,800	4,332
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A (XSHE)	817,560	4,330
	Western Securities Co. Ltd. Class A	2,020,851	4,320
3	Leshi Internet Information & Technology Corp. Beijing Class A (XSHE)	1,860,084	4,303
	Zhongshan Public Utilities Group Co. Ltd. Class A	2,683,836	4,298
	Shandong Nanshan Aluminum Co. Ltd. Class A	7,338,395	4,288
	AVIC Aircraft Co. Ltd. Class A (XSHE)	1,540,402	4,274
*,3	Coolpad Group Ltd.	46,232,600	4,267
*,^	Carnival Group International Holdings Ltd.	84,096,877	4,259
	Greenland Hong Kong Holdings Ltd.	8,872,000	4,254
	Huaxia Bank Co. Ltd. Class A (XSHG)	3,088,291	4,239
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSHE)	1,467,977	4,235
	BYD Co. Ltd. Class A (XSEC)	444,238	4,227
	Hengtong Optic-electric Co. Ltd. Class A (XSSC)	761,682	4,222
	Hytera Communications Corp. Ltd. Class A	1,454,565	4,211
	Beijing Watertek Information Technology Co. Ltd. Class A (XSEC)	1,921,846	4,208
	GF Securities Co. Ltd. Class A (XSEC)	1,569,400	4,202
	Shanghai Huayi Group Corp. Ltd. Class B	4,398,334	4,189
	Dongguan Development Holdings Co. Ltd. Class A	2,257,901	4,167
	Bank of Nanjing Co. Ltd. Class A (XSSC)	3,452,568	4,154
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	974,679	4,149
	Aisino Corp. Class A	1,461,426	4,136
*	Walvax Biotechnology Co. Ltd. Class A	1,524,857	4,127
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSSC)	1,881,240	4,125
	RiseSun Real Estate Development Co. Ltd. Class A	2,871,785	4,118
	Fangda Carbon New Material Co. Ltd. Class A (XSSC)	934,100	4,110
	Shenzhen Yitoa Intelligent Control Co. Ltd. Class A	3,503,650	4,109
	Zhejiang Dahua Technology Co. Ltd. Class A (XSEC)	980,623	4,108
*	Luxi Chemical Group Co. Ltd. Class A	2,352,888	4,107
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	921,650	4,103
	Ningbo Joyson Electronic Corp. Class A (XSHG)	682,733	4,101
	Zhejiang Kaishan Compressor Co. Ltd. Class A	1,553,008	4,095
	China Everbright Bank Co. Ltd. Class A (XSHG)	6,695,800	4,083
	China Shineway Pharmaceutical Group Ltd.	4,354,000	4,081
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	3,886,792	4,077
	Shanghai Diesel Engine Co. Ltd. Class B	5,079,470	4,068
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	1,322,857	4,055
	Tsingtao Brewery Co. Ltd. Class A (XSHG)	773,551	4,035

12

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Tengda Construction Group Co. Ltd. Class A	5,529,299	4,006
	Gemdale Corp. Class A (XSSC)	2,233,107	3,991
	361 Degrees International Ltd.	10,465,000	3,986
*	Glorious Property Holdings Ltd.	36,481,000	3,975
	Xinhua Winshare Publishing and Media Co. Ltd. Class A	1,796,153	3,974
*	Sinolink Worldwide Holdings Ltd.	26,494,000	3,974
	East Money Information Co. Ltd. Class A (XSEC)	2,129,500	3,973
	Industrial Securities Co. Ltd. Class A (XSSC)	3,352,265	3,963
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	3,167,032	3,963
*	Tatwah Smartech Co. Ltd. Class A	1,303,958	3,952
	Xinhua Winshare Publishing and Media Co. Ltd.	4,532,937	3,936
	Shanghai Industrial Urban Development Group Ltd.	18,104,000	3,903
	Shanghai International Airport Co. Ltd. Class A (XSHG)	587,126	3,878
	Wintime Energy Co. Ltd. Class A (XSSC)	7,316,650	3,876
	AECC Aviation Power Co. Ltd. Class A (XSHG)	844,113	3,875
^	China All Access Holdings Ltd.	13,186,000	3,872
	Weichai Power Co. Ltd. Class A (XSHE)	3,047,078	3,841
	Bank of Shanghai Co. Ltd. Class A	1,434,680	3,817
	Avic Capital Co. Ltd. Class A (XSSC)	4,125,848	3,816
*	Huadian Energy Co. Ltd. Class B	7,910,644	3,805
	Guangdong No 2 Hydropower Engineering Co. Ltd. Class A	6,032,274	3,800
	CITIC Securities Co. Ltd. Class A (XSSC)	1,449,600	3,790
	Jiangxi Ganyue Expressway Co. Ltd. Class A (XSSC)	4,762,342	3,788
	Inner Mongolia M-Grass Ecology And Enviroment Group Co. Ltd. Class A	1,735,520	3,783
	Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co. Ltd. Class A	1,106,667	3,769
	Jiangling Motors Corp. Ltd. Class B	1,965,170	3,769
	Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSSC)	485,336	3,756
	Changjiang Securities Co. Ltd. Class A	2,745,424	3,731
	Beijing New Building Materials plc Class A (XSEC)	1,054,697	3,726
*	Shang Gong Group Co. Ltd. Class B	3,678,113	3,724
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,861,940	3,696
	Chongqing Sokon Industry Group Co. Ltd. Class A	1,047,628	3,648
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSSC)	3,108,461	3,641
	Shenzhen Sunway Communication Co. Ltd. Class A (XSEC)	481,325	3,637
	Concord New Energy Group Ltd.	74,560,000	3,634
	Huayi Brothers Media Corp. Class A	2,727,702	3,611
*,3	China Shipbuilding Industry Co. Ltd. Class A (XSHG)	3,837,900	3,596
	Bohai Financial Investment Holding Co. Ltd. Class A	3,732,242	3,595
3	Beijing Xinwei Technology Group Co. Ltd. Class A	1,627,766	3,584
	Future Land Holdings Co. Ltd. Class A (XSHG)	1,159,973	3,577
	Qingling Motors Co. Ltd.	10,526,000	3,576
*	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,082,400	3,552
	Shandong Linglong Tyre Co. Ltd. Class A	1,213,391	3,552
3	Beijing Shiji Information Technology Co. Ltd. Class A (XSHE)	979,307	3,538
	Tahoe Group Co. Ltd. Class A	1,330,114	3,535
	Guangzhou Baiyun International Airport Co. Ltd. Class A	1,671,947	3,526
	NavInfo Co. Ltd. Class A	908,800	3,518
	Zhejiang Supor Cookware Co. Ltd. Class A	556,819	3,494
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSEC)	2,275,771	3,486
*	China Greatwall Technology Group Co. Ltd. Class A	2,938,488	3,486
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	3,820,033	3,470
	Qingdao TGOOD Electric Co. Ltd. Class A	1,447,916	3,459
	Hesteel Co. Ltd. Class A (XSEC)	5,459,083	3,455
	Chongqing Changan Automobile Co. Ltd. Class A	1,695,900	3,454
	Shanghai International Port Group Co. Ltd. Class A (XSHG)	2,640,400	3,443
*	China Power Clean Energy Development Co. Ltd.	5,746,000	3,442
	Sanan Optoelectronics Co. Ltd. Class A (XSHG)	882,400	3,441
^	Sinosoft Technology Group Ltd.	11,211,800	3,437
*,3	Hua Han Health Industry Holdings Ltd.	50,548,000	3,434
	Unisplendour Corp. Ltd. Class A (XSEC)	358,505	3,419
	Tus-Sound Environmental Resources Co. Ltd. Class A	603,916	3,419
*	Bengang Steel Plates Co. Ltd. Class B	8,157,311	3,410
	Everbright Jiabao Co. Ltd. Class A	1,157,224	3,408
	By-health Co. Ltd. Class A	1,642,219	3,406

13

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Shenzhen Sunway Communication Co. Ltd. Class A (XSHE)	447,624	3,382
	Jiangsu Lianfa Textile Co. Ltd. Class A	1,568,252	3,361
	Yinyi Real Estate Co. Ltd. Class A	2,405,411	3,334
	China Nuclear Engineering Corp. Ltd. Class A	1,920,882	3,331
3	Kingenta Ecological Engineering Group Co. Ltd. Cla (XSEC)	2,390,483	3,304
*	Beijing Centergate Technologies Holding Co. Ltd. Class A	2,953,440	3,298
	Huayuan Property Co. Ltd. Class A (XSSC)	5,225,205	3,273
*	GCL System Integration Technology Co. Ltd. Class A	5,274,325	3,272
	Oceanwide Holdings Co. Ltd. Class A	2,790,994	3,271
	Holitech Technology Co. Ltd. Class A	1,706,396	3,270
3	Kingenta Ecological Engineering Group Co. Ltd. Cla (XSHE)	2,362,788	3,267
	Sunwoda Electronic Co. Ltd. Class A	1,881,380	3,261
	Huayu Automotive Systems Co. Ltd. Class A (XSHG)	842,877	3,235
	Metallurgical Corp. of China Ltd. Class A (XSSC)	4,195,533	3,230
	Jinlong Machinery & Electronics Co. Ltd. Class A	1,520,985	3,225
*,^	North Mining Shares Co. Ltd.	156,730,000	3,214
*	Caitong Securities Co. Ltd. Class A	929,500	3,213
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	661,594	3,211
	Xi'An Shaangu Power Co. Ltd. Class A (XSSC)	3,002,084	3,208
	Shenzhen Centralcon Investment Holding Co. Ltd. Class A	1,260,744	3,202
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSSC)	3,750,104	3,198
	Kangmei Pharmaceutical Co. Ltd. Class A (XSHG)	988,000	3,184
	Poly Real Estate Group Co. Ltd. Class A (XSHG)	1,912,852	3,144
	Sichuan Road & Bridge Co. Ltd. Class A (XSSC)	4,719,850	3,142
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A (XSHG)	7,999,740	3,140
	GD Power Development Co. Ltd. Class A (XSHG)	6,103,116	3,114
	Wuhan Department Store Group Co. Ltd. Class A	1,132,677	3,107
	Bright Dairy & Food Co. Ltd. Class A (XSSC)	1,410,000	3,105
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSSC)	2,252,506	3,104
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSHE)	1,148,411	3,101
	Hubei Dinglong Co. Ltd. Class A	2,133,008	3,089
	Guoyuan Securities Co. Ltd. Class A	1,654,275	3,081
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	335,400	3,080
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	5,203,124	3,075
*,^	Chiho Environmental Group Ltd.	6,128,000	3,074
	Fujian Expressway Development Co. Ltd. Class A (XSSC)	5,302,318	3,072
	China Construction Bank Corp. Class A	2,843,388	3,072
	Wangfujing Group Co. Ltd. Class A (XSSC)	1,023,642	3,057
	Shandong Bohui Paper Industrial Co. Ltd. Class A	3,243,600	3,051
	Suzhou Anjie Technology Co. Ltd. Class A	462,649	3,045
	Shengyi Technology Co. Ltd. Class A (XSSC)	1,325,283	3,040
	Zhejiang Huace Film & TV Co. Ltd. Class A	1,831,924	3,033
3	Zhongtian Financial Group Co. Ltd. Class A (XSHE)	2,734,166	3,032
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	3,923,876	3,028
	Beijing Jingneng Power Co. Ltd. Class A (XSSC)	5,005,703	3,022
*	Xinhu Zhongbao Co. Ltd. Class A (XSSC)	4,659,001	3,009
	Weiqiao Textile Co.	5,755,500	3,003
	Tianjin Guangyu Development Co. Ltd. Class A	1,360,000	2,995
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSSC)	1,774,588	2,993
	Xinxiang Chemical Fiber Co. Ltd. Class A	4,549,049	2,987
	Easysight Supply Chain Management Co. Ltd. Class A	1,721,088	2,986
	Ajisen China Holdings Ltd.	6,358,000	2,985
	Shanghai Highly Group Co. Ltd. Class A	1,408,500	2,982
	Zhejiang Narada Power Source Co. Ltd. Class A	1,161,462	2,980
	Offshore Oil Engineering Co. Ltd. Class A (XSSC)	3,187,570	2,980
*	China Huiyuan Juice Group Ltd.	9,358,500	2,975
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSEC)	2,149,300	2,967
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSHG)	784,985	2,961
	Guangdong Electric Power Development Co. Ltd. Class A	3,812,800	2,958
	YTO Express Group Co. Ltd. Class A	911,106	2,956
*,^	Rentian Technology Holdings Ltd.	61,479,713	2,956
*	Sany Heavy Equipment International Holdings Co. Ltd.	16,694,000	2,955
	China Quanjude Group Co. Ltd. Class A	952,758	2,953
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSSC)	1,799,036	2,948

14

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSHE)	1,262,100	2,941
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	4,475,005	2,938
	Changchun Faway Automobile Components Co. Ltd. Class A (XSSC)	974,654	2,937
	Financial Street Holdings Co. Ltd. Class A	1,676,851	2,937
	Hainan Airlines Co. Ltd. Class A (XSSC)	6,003,000	2,926
	Luthai Textile Co. Ltd. Class A	1,702,491	2,923
	Zhengzhou Yutong Bus Co. Ltd. Class A (XSSC)	760,514	2,921
*	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	3,009,500	2,919
	Sichuan Chuantou Energy Co. Ltd. Class A (XSSC)	1,925,161	2,908
3	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSSC)	499,409	2,905
	China National Accord Medicines Corp. Ltd. Class A	283,867	2,872
	China XD Electric Co. Ltd. Class A (XSSC)	3,641,107	2,869
	Power Construction Corp. of China Ltd. Class A (XSHG)	2,430,302	2,869
*,^	China Water Industry Group Ltd.	13,196,000	2,858
	Joeone Co. Ltd. Class A	1,211,177	2,854
*	Zhejiang Huge Leaf Co. Ltd. Class A	2,624,440	2,845
	Central China Land Media Co. Ltd. Class A	1,857,208	2,842
	Global Top E-Commerce Co. Ltd. Class A (XSHE)	929,940	2,838
	Lomon Billions Group Co. Ltd. Class A	1,061,625	2,837
	Dong-E-E-Jiao Co. Ltd. Class A	293,067	2,834
	Southwest Securities Co. Ltd. Class A (XSSC)	3,433,481	2,829
	Huapont Life Sciences Co. Ltd. Class A (XSEC)	2,451,901	2,820
	Venustech Group Inc. Class A	779,436	2,818
	Eve Energy Co. Ltd. Class A	830,262	2,809
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	850,525	2,809
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSSC)	1,849,689	2,808
	China Electronics Optics Valley Union Holding Co. Ltd.	29,536,000	2,806
*	Lushang Property Co. Ltd. Class A	4,115,979	2,797
	Comba Telecom Systems Holdings Ltd.	15,251,740	2,796
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	549,760	2,784
	Emei Shan Tourism Co. Class A	1,722,471	2,771
	Beijing Yanjing Brewery Co. Ltd. Class A	2,895,858	2,766
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSHG)	1,385,900	2,765
	Neway Valve Suzhou Co. Ltd. Class A (XSSC)	1,035,581	2,765
*	Tianjin Realty Development Group Co. Ltd. Class A	2,925,000	2,762
	China Fortune Land Development Co. Ltd. Class A (XSHG)	594,137	2,761
	Gansu Gangtai Holding Group Co. Ltd. Class A (XSSC)	1,441,067	2,754
	Jiangsu Hoperun Software Co. Ltd. Class A	1,613,146	2,750
	Shenzhen Energy Group Co. Ltd. Class A	2,848,058	2,747
*	Shanghai Greencourt Investment Group Co. Ltd. Class B	4,733,900	2,746
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	466,881	2,736
*	Beijing Hualian Hypermarket Co. Ltd. Class A	3,095,345	2,728
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSHG)	452,300	2,720
*,^	Yashili International Holdings Ltd.	12,124,000	2,720
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSSC)	341,901	2,709
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	1,048,559	2,703
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSSC)	3,398,481	2,703
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSSC)	5,879,228	2,697
	Luthai Textile Co. Ltd. Class B	2,415,793	2,685
	Guangdong Haid Group Co. Ltd. Class A (XSHE)	907,167	2,683
*	Shanghai M&G Stationery Inc. Class A (XSSC)	765,333	2,677
	Beijing Ultrapower Software Co. Ltd. Class A	2,592,068	2,676
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSSC)	3,455,340	2,671
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,334,003	2,664
	Anhui Heli Co. Ltd. Class A (XSSC)	1,706,475	2,664
	Jiangxi Wannianqing Cement Co. Ltd. Class A	2,082,071	2,657
	Hubei Energy Group Co. Ltd. Class A	3,564,555	2,652
	New Hope Liuhe Co. Ltd. Class A (XSHE)	2,373,324	2,650
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSSC)	5,179,468	2,650
	CNHTC Jinan Truck Co. Ltd. Class A	1,045,742	2,645
	China Film Co. Ltd. Class A	1,041,800	2,641
	Huaneng Power International Inc. Class A (XSHG)	2,599,994	2,641
	Tianshui Huatian Technology Co. Ltd. Class A	2,153,548	2,637
	Sichuan Xichang Electric Power Co. Ltd. Class A	2,178,399	2,637

15

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Shanxi Zhangze Electric Power Co. Ltd. Class A	5,356,146	2,627
* Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (XSEC)	968,669	2,616
Jinke Properties Group Co. Ltd. Class A	3,657,625	2,609
Iflytek Co. Ltd. Class A (XSEC)	322,300	2,608
China Railway Hi-tech Industry Co. Ltd. Class A (XSHG)	1,220,600	2,605
Lao Feng Xiang Co. Ltd. Class A (XSHG)	406,700	2,595
First Tractor Co. Ltd.	5,310,000	2,594
GRG Banking Equipment Co. Ltd. Class A	2,300,350	2,587
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSEC)	1,130,626	2,582
* Guizhou Tyre Co. Ltd. Class A	3,345,876	2,581
Yonghui Superstores Co. Ltd. Class A (XSHG)	1,770,600	2,580
Huaan Securities Co. Ltd. Class A	1,778,632	2,577
Nanyang Topsec Technologies Group Inc. Class A	879,332	2,576
Jiangsu Bicon Pharmaceutical Listed Co. Class A (XSHE)	645,100	2,576
Ourpalm Co. Ltd. Class A	2,485,861	2,567
Bluestar Adisseo Co. Class A	1,491,041	2,550
Cinda Real Estate Co. Ltd. Class A (XSSC)	2,798,896	2,547
Dalian Zeus Entertainment Group Co. Ltd. Class A	803,569	2,529
Guangzhou Grandbuy Co. Ltd. Class A	1,453,667	2,527
Hongfa Technology Co. Ltd. Class A (XSHG)	372,024	2,527
Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	1,219,705	2,523
China National Chemical Engineering Co. Ltd. Class A (XSHG)	2,490,177	2,523
* Tieling Newcity Investment Holding Ltd. Class A	4,028,153	2,518
BOE Technology Group Co. Ltd. Class A (XSEC)	2,678,600	2,515
Foshan Haitian Flavouring & Food Co. Ltd. Class A (XSHG)	324,216	2,509
Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	1,840,931	2,508
Zhejiang China Commodities City Group Co. Ltd. Class A (XSSC)	2,366,478	2,504
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSSC)	1,265,163	2,502
China Wuyi Co. Ltd. Class A	1,285,140	2,501
Wuchan Zhongda Group Co. Ltd. Class A	2,179,156	2,499
AECC Aviation Power Co. Ltd. Class A (XSSC)	544,366	2,499
Inner Mongolia First Machinery Group Co. Ltd. Class A	1,296,286	2,496
Beijing Dabeinong Technology Group Co. Ltd. Class A (XSHE)	2,655,387	2,493
Jinzhou Port Co. Ltd. Class B	4,738,200	2,491
Hna-Caissa Travel Group Co. Ltd. Class A	1,127,931	2,484
Inzone Group Co. Ltd. Class A (XSHG)	1,987,631	2,482
Zhongyuan Environment-Protection Co. Ltd. Class A	915,779	2,482
Tongwei Co. Ltd. Class A (XSSC)	1,668,122	2,478
Bank of Guiyang Co. Ltd. Class A	1,108,565	2,475
Beijing SPC Environment Protection Tech Co. Ltd. Class A	697,821	2,473
Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSHE)	1,685,573	2,469
Bank of Jiangsu Co. Ltd. Class A	2,012,300	2,466
Yifan Pharmaceutical Co. Ltd. Class A	740,302	2,459
Shandong Pharmaceutical Glass Co. Ltd. Class A	762,210	2,458
China Merchants Energy Shipping Co. Ltd. Class A	3,204,169	2,457
GEM Co. Ltd. Class A	2,179,354	2,453
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSSC)	943,429	2,450
Sichuan Swellfun Co. Ltd. Class A	347,502	2,450
Zhengzhou Yutong Bus Co. Ltd. Class A (XSHG)	635,800	2,442
Inspur Electronic Information Industry Co. Ltd. Class A	911,884	2,440
Risen Energy Co. Ltd. Class A (XSEC)	1,243,770	2,436
TianGuang ZhongMao Co. Ltd. Class A (XSHE)	1,696,512	2,432
Sou Yu Te Group Co. Ltd. Class A	2,415,182	2,431
Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSSC)	3,004,652	2,426
Shenzhen Airport Co. Ltd. Class A	1,820,428	2,424
China National Chemical Engineering Co. Ltd. Class A (XSSC)	2,391,725	2,423
Shenghe Resources Holding Co. Ltd. Class A	809,100	2,418
Ogawa Smart Healthcare Technology Group Co. Ltd. Class A	865,200	2,416
Tande Co. Ltd. Class A	3,429,500	2,412
Unisplendour Corp. Ltd. Class A (XSHE)	252,659	2,410
* Yunnan Aluminium Co. Ltd. Class A (XSEC)	1,335,552	2,409
Tibet Rhodiola Pharmaceutical Holding Co. Class A	400,469	2,407
Guangdong Taiantang Pharmaceutical Co. Ltd. Class A	1,691,178	2,405
* AVIC International Holding HK Ltd.	35,988,000	2,402

16

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	1,711,010	2,399
	Hubei Biocause Pharmaceutical Co. Ltd. Class A (XSHE)	1,733,900	2,393
^	China Singyes Solar Technologies Holdings Ltd.	6,664,000	2,393
	Jiangsu Changqing Agrochemical Co. Ltd. Class A	973,206	2,386
	Guoxuan High-Tech Co. Ltd.	526,361	2,385
	Chinese Universe Publishing and Media Co. Ltd. Class A	788,436	2,381
	Hesteel Co. Ltd. Class A (XSHE)	3,757,200	2,378
	Tianjin Teda Co. Ltd. Class A	2,999,443	2,377
	Zhejiang Jinke Culture Industry Co. Ltd. Class A	1,383,880	2,371
*,3	Shenzhen Hifuture Electric Co. Ltd. Class A	924,162	2,369
*,3	Jianxin Mining Co. Ltd. Class A	1,433,400	2,368
	Yihua Healthcare Co. Ltd. Class A (XSEC)	577,498	2,366
	Han's Laser Technology Industry Group Co. Ltd. Class A (XSHE)	327,400	2,365
*	Shanghai Lingang Holdings Corp. Ltd. Class A	454,300	2,361
*,^	China Yurun Food Group Ltd.	19,588,149	2,361
	Shanxi Securities Co. Ltd. Class A	1,558,546	2,357
*	Bus Online Co. Ltd.	644,556	2,344
	Huangshan Tourism Development Co. Ltd. Class A	1,000,088	2,344
*	Hengli Petrochemical Co. Ltd. Class A	1,637,536	2,342
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	652,876	2,339
	Northeast Securities Co. Ltd. Class A	1,604,558	2,339
	Sany Heavy Industry Co. Ltd. Class A (XSHG)	1,887,126	2,336
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	190,800	2,334
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSEC)	2,591,500	2,328
2	Orient Securities Co. Ltd.	2,280,800	2,328
	Hefei Meiling Co. Ltd. Class A	2,685,828	2,319
	AVIC Jonhon Optronic Technology Co. Ltd. Class A	411,928	2,311
*	Luoniushan Co. Ltd. Class A	1,769,907	2,309
*	PCI-Suntek Technology Co. Ltd. Class A	1,516,958	2,309
	Huaxin Cement Co. Ltd. Class B	1,992,230	2,305
	Vatti Corp. Ltd. Class A	512,499	2,290
	Beijing Water Business Doctor Co. Ltd. Class A	778,474	2,288
	Shanghai Datun Energy Resources Co. Ltd. Class A	1,156,850	2,287
*	Shenyang Jinbei Automotive Co. Ltd. Class A	2,404,601	2,285
	Beijing Tongrentang Co. Ltd. Class A (XSSC)	449,297	2,283
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	840,211	2,283
	LONGi Green Energy Technology Co. Ltd. Class A (XSHG)	460,600	2,282
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSSC)	730,895	2,282
	Guangdong Goworld Co. Ltd. Class A	943,044	2,279
	Yonggao Co. Ltd. Class A	2,933,059	2,275
	Shenzhen Feima International Supply Chain Co. Ltd. Class A	1,141,791	2,274
	Titan Wind Energy Suzhou Co. Ltd. Class A	2,323,572	2,273
	Wanxiang Qianchao Co. Ltd. Class A (XSHE)	1,320,379	2,271
	INESA Intelligent Tech Inc. Class B	3,144,066	2,268
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	3,040,156	2,267
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSSC)	2,126,424	2,265
	Zhongbai Holdings Group Co. Ltd. Class A	1,547,097	2,265
3	Zhonghong Holding Co. Ltd. Class A (XSEC)	7,731,145	2,263
	East Money Information Co. Ltd. Class A (XSHE)	1,211,290	2,262
	Sinoma Science & Technology Co. Ltd. Class A	515,740	2,259
	Guosheng Financial Holding Inc. Class A (XSHE)	778,598	2,257
	Beijing Strong Biotechnologies Inc. Class A	884,285	2,257
	Zhejiang NHU Co. Ltd. Class A	586,751	2,255
*,^	China Logistics Property Holdings Co. Ltd.	6,635,813	2,255
	Nantong Square Cold Chain Equipment Co. Ltd. Class A	514,064	2,254
	CECEP Solar Energy Co. Ltd. Class A	2,436,430	2,248
	FAWER Automotive Parts Co. Ltd. Class A	1,734,461	2,246
	China South Publishing & Media Group Co. Ltd. Class A (XSSC)	1,032,349	2,245
*	TOP Energy Co. Ltd. Shanxi Class A (XSHG)	2,903,744	2,244
	AVIC Electromechanical Systems Co. Ltd. Class A (XSHE)	1,371,348	2,244
	Ninestar Corp. Class A	498,987	2,236
3	Sansteel Minguang Co. Ltd. Fujian Class A	945,704	2,235
	Youzu Interactive Co. Ltd. Class A	608,916	2,233
	Hangzhou Weiguang Electronic Co. Ltd. Class A	366,700	2,222

17

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Guilin Tourism Co. Ltd. Class A	1,623,123	2,220
	Bright Real Estate Group Co. Ltd. Class A (XSSC)	1,919,057	2,216
	China Merchants Securities Co. Ltd. Class A (XSHG)	784,200	2,211
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	1,679,432	2,209
*	Lianhua Supermarket Holdings Co. Ltd.	5,216,000	2,208
	Shenergy Co. Ltd. Class A (XSSC)	2,486,691	2,207
	Beijing New Building Materials plc Class A (XSHE)	623,500	2,202
	Jiuzhitang Co. Ltd. Class A	745,255	2,201
	Glodon Co. Ltd. Class A	732,431	2,192
	Harbin Gloria Pharmaceuticals Co. Ltd. Class A	2,133,075	2,185
*	Northcom Group Co. Class A	635,480	2,185
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	578,794	2,183
*	Zheshang Securities Co. Ltd. Class A	832,600	2,175
	Beijing Kunlun Tech Co. Ltd. Class A (XSEC)	603,356	2,175
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	1,557,076	2,174
	NARI Technology Co. Ltd. Class A (XSSC)	850,399	2,172
	Taiji Computer Corp. Ltd. Class A	504,001	2,169
	China CAMC Engineering Co. Ltd. Class A	664,318	2,165
	China High-Speed Railway Technology Co. Ltd. Class A	1,560,400	2,162
	Realcan Pharmaceutical Co. Ltd. Class A	1,015,910	2,160
	Fujian Zhangzhou Development Co. Ltd. Class A	3,250,833	2,159
	North China Pharmaceutical Co. Ltd. Class A	2,549,560	2,156
	JPMF Guangdong Co. Ltd. Class A	1,589,000	2,154
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSSC)	374,447	2,152
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class A	1,074,724	2,152
	Shandong Chenming Paper Holdings Ltd. Class A	794,900	2,151
*	Tianma Bearing Group Co. Ltd. Class A	1,367,151	2,147
	Anhui Conch Cement Co. Ltd. Class A (XSHG)	544,000	2,146
*	Henan Dayou Energy Co. Ltd. Class A	2,820,670	2,146
	Sieyuan Electric Co. Ltd. Class A	787,700	2,141
	Fiyta Holdings Ltd. Class A	1,190,485	2,139
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSSC)	6,242,363	2,138
	Angang Steel Co. Ltd. Class A	2,266,055	2,136
	Hualan Biological Engineering Inc. Class A	493,321	2,134
*,3	Searainbow Holding Corp. Class A	567,316	2,134
	Shenzhen Tagen Group Co. Ltd. Class A	1,262,881	2,134
	Transfar Zhilian Co. Ltd. Class A	927,422	2,128
	China Minsheng Banking Corp. Ltd. Class A (XSHG)	1,694,800	2,121
	Angel Yeast Co. Ltd. Class A (XSHG)	484,793	2,109
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSSC)	1,877,888	2,106
	Bank of Nanjing Co. Ltd. Class A (XSHG)	1,748,376	2,104
	Metro Land Corp. Ltd. Class A	2,013,684	2,103
	Shenzhen World Union Properties Consultancy Inc. Class A (XSHE)	1,106,550	2,101
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	596,995	2,100
	Shenzhen Yinghe Technology Co. Ltd. Class A	438,507	2,099
	Hundsun Technologies Inc. Class A (XSSC)	272,220	2,098
	Shenzhen Sunlord Electronics Co. Ltd. Class A	725,578	2,092
	China Gezhouba Group Co. Ltd. Class A (XSHG)	1,409,100	2,090
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,330,405	2,089
	Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSHE)	547,439	2,088
	Changchun High & New Technology Industries Inc. Class A	81,381	2,084
*,^,3	National Agricultural Holdings Ltd.	13,660,000	2,084
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	2,973,591	2,083
	Zhejiang Crystal-Optech Co. Ltd. Class A	485,204	2,083
	Rainbow Department Store Co. Ltd. Class A	915,733	2,078
	Meidu Energy Corp. Class A (XSSC)	2,309,881	2,077
	Guangdong Golden Dragon Development Inc. Class A	722,300	2,077
	Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSHE)	961,315	2,077
	INESA Intelligent Tech Inc. Class A	1,830,990	2,073
*,3	China Tianying Inc. Class A	2,041,714	2,070
*	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,782,000	2,066
	Huadian Power International Corp. Ltd. Class A (XSSC)	3,213,300	2,066
*	Shenma Industry Co. Ltd. Class A	1,715,449	2,064
	Shaanxi International Trust Co. Ltd. Class A	2,682,600	2,063

18

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sany Heavy Industry Co. Ltd. Class A (XSSC)	1,657,301	2,051
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSSC)	1,938,467	2,046
	Guangshen Railway Co. Ltd. Class A (XSSC)	2,686,634	2,044
	Hangxiao Steel Structure Co. Ltd. Class A	1,145,151	2,041
	JSTI Group Class A	741,820	2,038
	Accelink Technologies Co. Ltd. Class A	513,948	2,027
*	Shanghai Zhongyida Co. Ltd. Class B	4,643,648	2,026
	TBEA Co. Ltd. Class A (XSHG)	1,336,069	2,025
	Sealand Securities Co. Ltd. Class A	2,444,050	2,023
	Shanghai Pret Composites Co. Ltd. Class A (XSHE)	510,444	2,021
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSSC)	395,854	2,019
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSSC)	768,700	2,017
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,241,400	2,017
	Neoglory Prosperity Inc. Class A	1,027,689	2,016
	Guangxi Liugong Machinery Co. Ltd. Class A	1,498,378	2,011
*	Beijing Shougang Co. Ltd. Class A (XSHE)	1,993,600	2,008
3	Nanjing Xinjiekou Department Store Co. Ltd. Class A (XSHG)	345,011	2,007
	China Eastern Airlines Corp. Ltd. Class A (XSHG)	1,928,700	2,006
	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,276,772	2,004
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	1,117,520	2,001
	Zhejiang Chint Electrics Co. Ltd. Class A (XSHG)	520,558	2,001
	Yonyou Network Technology Co. Ltd. Class A (XSSC)	570,162	1,997
*	Tianjin Hi-Tech Development Co. Ltd. Class A	2,247,302	1,997
	Shanghai Tianchen Co. Ltd. Class A	1,088,338	1,997
	Shenzhen Fuanna Bedding and Furnishing Co. Ltd. Class A	1,309,240	1,986
	Tasly Pharmaceutical Group Co. Ltd. Class A (XSHG)	344,530	1,980
	Guangzhou Haige Communications Group Inc. Co. Class A	1,201,147	1,980
	Tibet Tianlu Co. Ltd. Class A	1,313,049	1,979
	Anxin Trust Co. Ltd. Class A (XSHG)	942,040	1,977
	Infore Environment Technology Group Co. Ltd. Class A	1,290,887	1,976
*,^	Capital Environment Holdings Ltd.	42,118,000	1,974
	Fujian Newland Computer Co. Ltd. Class A	618,095	1,973
	China Gezhouba Group Co. Ltd. Class A (XSSC)	1,329,375	1,972
*	Anyang Iron & Steel Inc. Class A	2,944,180	1,970
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	849,296	1,969
	TangShan Port Group Co. Ltd. Class A (XSSC)	2,651,489	1,968
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	397,066	1,964
	CGN Nuclear Technology Development Co. Ltd. Class A	809,829	1,964
	Beijing Capital Co. Ltd. Class A (XSSC)	2,205,443	1,961
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	2,118,077	1,961
	Xiamen Tungsten Co. Ltd. Class A (XSSC)	467,438	1,959
	Beijing Capital Development Co. Ltd. Class A (XSSC)	1,203,111	1,958
	China Galaxy Securities Co. Ltd. Class A	995,320	1,957
	Dare Power Dekor Home Co. Ltd. Class A	562,739	1,956
	China World Trade Center Co. Ltd. Class A (XSSC)	724,135	1,954
*,^	China Chengtong Development Group Ltd.	26,228,000	1,952
*,3	Jiangsu Shagang Co. Ltd. Class A	801,300	1,949
	Staidson Beijing Biopharmaceuticals Co. Ltd. Class A	831,119	1,945
	Beijing Dalong Weiye Real Estate Development Co. Ltd. Class A	2,920,409	1,943
	Beijing Electronic Zone Investment and Development Co. Ltd. Class A	1,208,621	1,941
	Wangsu Science & Technology Co. Ltd. Class A (XSHE)	1,245,519	1,940
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A (XSHG)	975,586	1,929
*	Tangshan Jidong Cement Co. Ltd. Class A	851,877	1,929
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	1,778,766	1,928
	Jiangsu Zhongtian Technology Co. Ltd. Class A (XSSC)	965,100	1,926
	Fujian Longking Co. Ltd. Class A (XSSC)	718,680	1,925
	Xinjiang Tianshan Cement Co. Ltd. Class A	1,061,720	1,924
	Shenergy Co. Ltd. Class A (XSHG)	2,163,979	1,921
	Midea Group Co. Ltd. Class A (XSEC)	248,700	1,914
	Tibet Summit Industry Co. Ltd. Class A	285,589	1,914
	Moon Environment Technology Co. Ltd. Class A	1,411,584	1,913
	Guangdong Tapai Group Co. Ltd. Class A	931,036	1,912
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	1,163,954	1,911
*	Yechiu Metal Recycling China Ltd. Class A	2,802,500	1,908

19

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Luolai Lifestyle Technology Co. Ltd. Class A (XSHE)	1,008,394	1,908
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSHE)	644,765	1,905
	Beijing Orient Landscape & Environment Co. Ltd. Class A (XSEC)	561,100	1,905
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSEC)	223,559	1,903
*,^	Baozun Inc. ADR	60,632	1,903
	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	681,807	1,903
	Beijing UniStrong Science & Technology Co. Ltd. Class A	758,400	1,899
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	1,801,683	1,898
*	Hunan Jingfeng Pharmaceutical Co. Ltd. Class A	1,759,953	1,897
	Centre Testing International Group Co. Ltd. Class A	2,668,112	1,893
*	Oppein Home Group Inc. Class A	106,355	1,891
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	583,100	1,889
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSSC)	1,836,239	1,888
	Guangzhou Port Co. Ltd. Class A	1,745,300	1,882
	Fantasia Holdings Group Co. Ltd.	13,203,000	1,880
	Bank of Hangzhou Co. Ltd. Class A	968,520	1,879
*	Yintai Resources Co. Ltd. Class A	906,456	1,874
*,3	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSHG)	1,193,900	1,872
*	Joyoung Co. Ltd. Class A	682,392	1,871
	Greattown Holdings Ltd. Class A (XSHG)	1,641,600	1,871
	Hybio Pharmaceutical Co. Ltd. Class A	815,691	1,867
	Alpha Group Class A	827,701	1,865
*,3	Yangguang Co. Ltd. Class A	1,520,002	1,865
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSSC)	2,950,603	1,857
	Sinolink Securities Co. Ltd. Class A (XSSC)	1,143,000	1,857
3	Jiangsu Yoke Technology Co. Ltd. Class A	582,200	1,856
	Guangshen Railway Co. Ltd. Class A (XSHG)	2,437,700	1,855
*	Xin Jiang Ready Health Industry Co. Ltd. Class A	1,328,260	1,854
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A	850,862	1,849
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSSC)	462,637	1,848
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	1,950,950	1,846
	Tianjin Port Development Holdings Ltd.	11,774,000	1,844
2	Beijing Urban Construction Design & Development Group Co. Ltd.	3,189,000	1,844
	Shenzhen Gas Corp. Ltd. Class A (XSSC)	1,475,375	1,844
	Yingkou Port Liability Co. Ltd. Class A	3,501,300	1,843
*	PW Medtech Group Ltd.	8,819,000	1,843
	Unigroup Guoxin Co. Ltd. Class A	374,793	1,838
*	Hangzhou Hangyang Co. Ltd. Class A	926,150	1,835
	Heilan Home Co. Ltd. Class A (XSHG)	1,249,331	1,835
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	1,294,950	1,835
*	Hangzhou Iron & Steel Co. Class A	1,702,674	1,833
	Hubei Fuxing Science And Technology Co. Ltd. Class A	987,200	1,832
	Zhuzhou Kibing Group Co. Ltd. Class A (XSSC)	2,479,714	1,831
	Sichuan Chuantou Energy Co. Ltd. Class A (XSHG)	1,208,700	1,826
	Wonders Information Co. Ltd. Class A	911,000	1,823
	BTG Hotels Group Co. Ltd. Class A	416,436	1,822
	Norinco International Cooperation Ltd. Class A	483,900	1,820
	Eastern Communications Co. Ltd. Class A (XSSC)	1,682,562	1,819
	Hongrun Construction Group Co. Ltd. Class A	2,146,046	1,817
*	Wuhan East Lake High Technology Group Co. Ltd. Class A	1,182,050	1,817
	Shenzhen Grandland Group Co. Ltd. Class A	1,277,051	1,814
	TBEA Co. Ltd. Class A (XSSC)	1,196,958	1,814
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSSC)	177,127	1,811
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSSC)	294,047	1,810
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSSC)	1,479,242	1,809
*	Fujian Dongbai Group Co. Ltd. Class A	992,900	1,806
	Anhui Jinhe Industrial Co. Ltd. Class A	513,300	1,806
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSSC)	999,850	1,801
	Jiangsu Changbao Steeltube Co. Ltd. Class A	2,189,654	1,796
*,3	Suzhou Hailu Heavy Industry Co. Ltd. Class A	1,456,715	1,795
	Greattown Holdings Ltd. Class A (XSSC)	1,572,121	1,792
	Wuhu Conch Profiles and Science Co. Ltd. Class A	1,315,613	1,791
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	1,526,601	1,791
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	831,538	1,790

20

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Shandong Sun Paper Industry JSC Ltd. Class A	1,277,100	1,787
	Zhongjin Gold Corp. Ltd. Class A (XSSC)	1,174,812	1,787
	Changchunjingkai Group Co. Ltd. Class A	1,151,871	1,784
	Sichuan Tuopai Shede Wine Co. Ltd. Class A	254,113	1,784
	Shenzhen Deren Electronic Co. Ltd. Class A	505,251	1,774
	Hithink RoyalFlush Information Network Co. Ltd. Class A (XSHE)	208,328	1,774
*	Qingdao Hengshun Zhongsheng Group Co. Ltd. Class A	808,606	1,772
	Cachet Pharmaceutical Co. Ltd. Class A	343,843	1,772
	Hengyi Petrochemical Co. Ltd. Class A (XSEC)	758,500	1,769
	Oriental Energy Co. Ltd. Class A	1,067,921	1,767
	AVIC Aircraft Co. Ltd. Class A (XSEC)	636,800	1,767
*	Shenzhen Huiding Technology Co. Ltd. Class A	110,147	1,767
	Lingyuan Iron & Steel Co. Ltd. Class A	2,019,700	1,766
	Suning Universal Co. Ltd. Class A	2,183,210	1,760
	China Jushi Co. Ltd. Class A (XSSC)	891,165	1,758
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	158,652	1,757
	Luyang Energy-Saving Materials Co. Ltd.	815,727	1,757
	Shaan Xi Provincial Natural Gas Co. Ltd. Class A	1,388,989	1,755
	Hainan Airlines Co. Ltd. Class A (XSHG)	3,599,600	1,755
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSHG)	511,285	1,752
2	Everbright Securities Co. Ltd.	1,264,800	1,746
	Gosuncn Technology Group Co. Ltd. Class A	821,227	1,743
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSHG)	464,144	1,740
*	Contemporary Eastern Investment Co. Ltd. Class A	980,025	1,740
	Beijing SL Pharmaceutical Co. Ltd. Class A	345,900	1,737
	Yiwu Huading Nylon Co. Ltd. Class A	990,139	1,731
	SDIC Power Holdings Co. Ltd. Class A (XSHG)	1,529,000	1,731
	Fortune Ng Fung Food Hebei Co. Ltd. Class A	930,674	1,729
	Ningbo Sanxing Electric Co. Ltd. Class A (XSSC)	1,089,936	1,728
*	Ningxia Western Venture Industrial Co. Ltd. Class A	2,071,451	1,726
*	Beijing Vantone Real Estate Co. Ltd. Class A	2,640,410	1,722
*,3	China CSSC Holdings Ltd. Class A (XSSC)	460,980	1,716
	Jiangsu Wujiang China Eastern Silk Market Co. Ltd. Class A	2,029,853	1,715
	Hengtong Optic-electric Co. Ltd. Class A (XSHG)	309,400	1,715
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,947,300	1,714
	Eastern Gold Jade Co. Ltd. Class A	1,062,360	1,712
*	Yunnan Coal Energy Co. Ltd. Class A	2,410,493	1,707
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	2,623,124	1,706
	Gemdale Corp. Class A (XSHG)	953,400	1,704
	Jiangsu Sunrain Solar Energy Co. Ltd. Class A	1,355,759	1,703
*,3	Beijing Tensyn Digital Marketing Technology JSC Class A	755,700	1,702
*	Yunnan Aluminium Co. Ltd. Class A (XSHE)	943,800	1,702
	Zhejiang Zheneng Electric Power Co. Ltd. Class A (XSHG)	2,095,862	1,692
^	Enerchina Holdings Ltd.	83,896,500	1,691
*,3	Zhonglu Co. Ltd. Class B	1,084,642	1,690
	Wolong Electric Group Co. Ltd. Class A (XSSC)	1,287,033	1,690
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A (XSHG)	1,112,150	1,689
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	1,641,000	1,687
*	Kangxin New Materials Co. Ltd. Class A	1,153,880	1,686
	Tongding Interconnection Information Co. Ltd. Class A	858,300	1,680
	Beijing North Star Co. Ltd. Class A (XSSC)	1,915,531	1,679
	Hainan Haiyao Co. Ltd. Class A (XSEC)	844,915	1,677
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSSC)	2,308,797	1,675
*	Jiangsu Sunshine Co. Ltd. Class A	3,160,555	1,670
*	Kaidi Ecological and Environmental Technology Co. Ltd. Class A	2,185,200	1,666
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSSC)	564,679	1,664
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,475,460	1,661
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	689,408	1,658
	Hakim Unique Internet Co. Ltd. Class A	636,551	1,653
	Shenzhen Das Intellitech Co. Ltd. Class A	1,832,196	1,652
	Sino GeoPhysical Co. Ltd. Class A	446,065	1,651
	Jinyu Bio-Technology Co. Ltd. Class A (XSSC)	391,580	1,650
	Jihua Group Corp. Ltd. Class A (XSSC)	1,398,940	1,650
	Markor International Home Furnishings Co. Ltd. Class A	1,715,633	1,648

21

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Sunsea Telecommunications Co. Ltd. Class A	407,845	1,644
*	Dezhan Healthcare Co. Ltd. Class A	1,444,422	1,642
	Ningbo Shanshan Co. Ltd. Class A (XSSC)	497,723	1,642
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	431,004	1,641
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	498,915	1,636
	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	1,111,291	1,634
*	Wingtech Technology Co. Ltd. Class A	348,500	1,633
	Hunan Mendale Hometextile Co. Ltd. Class A	1,520,254	1,629
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSEC)	594,958	1,628
	Shanghai Aerospace Automobile Electromechanical Co. Class A	1,444,129	1,628
*,^	China Beidahuang Industry Group Holdings Ltd.	33,798,000	1,625
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSHE)	852,417	1,622
	UTour Group Co. Ltd. Class A	929,925	1,622
	HyUnion Holding Co. Ltd. Class A	1,013,582	1,622
	Hongda Xingye Co. Ltd. Class A	1,392,019	1,618
	China Baoan Group Co. Ltd. Class A	1,314,680	1,617
	Tiangong International Co. Ltd.	13,708,000	1,617
	Nanjing Pharmaceutical Co. Ltd. Class A	1,494,262	1,617
	Yunnan Wenshan Electric Power Co. Ltd. Class A	1,008,527	1,616
	Xiamen International Airport Co. Ltd. Class A (XSSC)	440,255	1,616
*	Founder Securities Co. Ltd. Class A (XSHG)	1,362,890	1,615
	Shenyang Chemical Industry Class A	1,716,100	1,614
	Hubei Xinyangfeng Fertilizer Co. Ltd. Class A	1,008,156	1,613
3	Shanghai Oriental Pearl Media Co. Ltd. Class A (XSHG)	524,612	1,612
*	Shandong Sinobioway Biomedicine Co. Ltd. Class A	506,060	1,612
	Meisheng Cultural & Creative Corp. Ltd. Class A	553,282	1,611
	Huayi Compressor Co. Ltd. Class A	1,592,880	1,610
	Chengzhi Co. Ltd. Class A (XSEC)	607,300	1,609
	Shanghai Construction Group Co. Ltd. Class A (XSSC)	2,758,182	1,608
*	Meson Fintech Co. Ltd.	307,640	1,607
*	Danhua Chemical Technology Co. Ltd. Class A	1,794,610	1,606
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSSC)	1,437,226	1,605
*	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	2,539,472	1,603
	Yibin Tianyuan Group Co. Ltd. Class A	1,120,929	1,603
	Guangdong Vanward New Electric Co. Ltd. Class A	498,189	1,602
	Huafu Fashion Co. Ltd. Class A	907,007	1,596
	Pacific Securities Co. Ltd. Class A (XSSC)	2,676,600	1,596
	Shimge Pump Industry Group Co. Ltd. Class A	1,369,158	1,596
	Nanjing Gaoke Co. Ltd. Class A (XSSC)	713,193	1,596
	Shandong Hi-speed Co. Ltd. Class A (XSSC)	1,735,154	1,595
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,116,230	1,594
*	Tianjin Jinbin Development Co. Ltd. Class A	2,589,100	1,594
	Beijing SDL Technology Co. Ltd. Class A	716,927	1,593
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A (XSHG)	155,775	1,592
	Nanjing Chixia Development Co. Ltd. Class A	1,765,800	1,589
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	650,805	1,589
	NAURA Technology Group Co. Ltd. Class A	317,300	1,586
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	804,713	1,586
	Canny Elevator Co. Ltd. Class A (XSEC)	1,052,077	1,585
	Gree Real Estate Co. Ltd. Class A (XSSC)	1,721,028	1,582
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	375,860	1,580
	Guangzhou Guangri Stock Co. Ltd. Class A (XSHG)	961,200	1,580
*	Sunny Loan Top Co. Ltd. Class A (XSSC)	1,074,547	1,579
*,3	Shenwu Energy Saving Co. Ltd. Class A	361,405	1,579
	Shenzhen Bauing Construction Holding Group Co. Ltd. Class A	1,084,024	1,579
	Sichuan Languang Development Co. Ltd. Class A (XSHG)	1,219,900	1,578
*,3	China Fiber Optic Network System Group Ltd.	17,564,000	1,576
*	Hunan Dakang International Food & Agriculture Co. Ltd. Class A	3,566,835	1,572
	Gansu Jingyuan Coal Industry and Electricity Power Co. Ltd. Class A	2,791,386	1,568
	Xinyu Iron & Steel Co. Ltd. Class A	1,870,600	1,565
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,058,144	1,565
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	215,981	1,563
	Zhejiang Juhua Co. Ltd. Class A (XSSC)	882,019	1,558
	Zhejiang Haiyue Co. Ltd. Class A (XSSC)	893,841	1,555

22

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Create Technology & Science Co. Ltd. Class A	1,136,256	1,554
Zhejiang Semir Garment Co. Ltd. Class A (XSHE)	1,353,320	1,553
* Hunan Valin Steel Co. Ltd. Class A	1,254,700	1,552
Jolywood Suzhou Sunwatt Co. Ltd. Class A	248,744	1,552
Beijing Lier High-temperature Materials Co. Ltd. Class A	1,731,571	1,551
* Orient Group Inc. Class A (XSSC)	2,059,211	1,551
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	634,480	1,549
* Shandong Iron and Steel Co. Ltd. Class A	4,441,710	1,542
3 Guangdong East Power Co. Ltd. Class A	1,175,600	1,541
Shanghai Highly Group Co. Ltd. Class B	1,732,974	1,539
* Sichuan Meifeng Chemical IND Class A	1,301,751	1,539
* GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	242,100	1,538
Zhengzhou Sino Crystal Diamond Co. Ltd. Class A	759,964	1,538
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A (XSHG)	194,117	1,538
Kunming Yunnei Power Co. Ltd. Class A	2,646,054	1,537
Fujian Sunner Development Co. Ltd. Class A (XSHE)	652,847	1,536
Shanghai Xujiahui Commercial Co. Ltd. Class A	786,770	1,535
Jilin Liyuan Precision Manufacturing Co. Ltd. Class A	943,730	1,534
* Zhejiang Huafeng Spandex Co. Ltd. Class A	1,999,101	1,527
Henan Hengxing Science & Technology Co. Ltd. Class A	1,720,395	1,527
C&S Paper Co. Ltd. Class A	677,700	1,524
3 Inner Mongolia Lantai Industrial Co. Ltd. Class A	802,400	1,524
* Huatian Hotel Group Co. Ltd. Class A	2,175,677	1,523
China Communications Construction Co. Ltd. Class A	669,000	1,523
Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSSC)	1,415,906	1,519
Hubei Sanxia New Building Material Co. Ltd. Class A	1,092,825	1,518
Beijing Lanxum Technology Co. Ltd. Class A	866,539	1,517
Guilin Sanjin Pharmaceutical Co. Ltd. Class A	563,464	1,515
* Guangzhou Echom Science & Technology Co. Ltd. Class A	1,605,500	1,512
Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSEC)	1,161,700	1,512
Tianjin Port Co. Ltd. Class A (XSHG)	878,396	1,511
Leyard Optoelectronic Co. Ltd. Class A (XSHE)	449,844	1,511
Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSHE)	1,017,168	1,511
Zhejiang Dian Diagnostics Co. Ltd. Class A	354,237	1,510
BYD Co. Ltd. Class A (XSHE)	158,600	1,509
Lier Chemical Co. Ltd. Class A	707,644	1,508
Guodian Changyuan Electric Power Co. Ltd. Class A	2,237,894	1,507
Hubei Chutian Expressway Co. Ltd. Class A	1,807,951	1,506
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSHG)	1,066,800	1,505
Fujian Funeng Co. Ltd. Class A (XSHG)	1,105,261	1,504
Shanghai Shibei Hi-Tech Co. Ltd. Class A	1,141,730	1,503
Chongqing Department Store Co. Ltd. Class A	374,760	1,502
Haining China Leather Market Co. Ltd. Class A	1,252,410	1,500
Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,084,395	1,499
Shandong Shanda WIT Science & Tech Co. Ltd. Class A	273,150	1,499
* H&R Century Union Corp. Class A	1,231,176	1,499
Nanjing Redsun Co. Ltd. Class A	462,551	1,498
Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSSC)	1,240,338	1,498
Langold Real Estate Co. Ltd. Class A	1,962,979	1,497
Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	763,020	1,496
* Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (XSEC)	708,878	1,496
Westone Information Industry Inc. Class A	429,179	1,494
Insigma Technology Co. Ltd. Class A	728,100	1,494
SooChow Securities Co. Ltd. Class A (XSSC)	913,430	1,494
Xiamen Port Development Co. Ltd. Class A	739,716	1,493
* Shenzhen Kondarl Group Co. Ltd. Class A	414,279	1,493
3 Guangdong Sunwill Precising Plastic Co. Ltd. Class A	618,660	1,492
^ China Electronics Corp. Holdings Co. Ltd.	8,296,000	1,491
China Media Group Class A	962,720	1,489
Chuying Agro-pastora Group Co. Ltd. Class A	2,227,192	1,486
^ China Merchants Land Ltd.	7,872,000	1,484
Jiangsu Bicon Pharmaceutical Listed Co. Class A (XSEC)	371,639	1,484
* Hanwang Technology Co. Ltd. Class A	333,500	1,482
Sunflower Pharmaceutical Group Co. Ltd. Class A	302,054	1,481

23

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Tianjin Lisheng Pharmaceutical Co. Ltd. Class A	270,403	1,481
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	586,275	1,478
	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	999,275	1,476
	CCS Supply Chain Management Co. Ltd. Class A (XSSC)	755,328	1,476
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A (XSHG)	451,184	1,473
	XCMG Construction Machinery Co. Ltd. Class A	2,593,215	1,472
3	Northern United Publishing & Media Group Co. Ltd. Class A	1,073,800	1,470
	Shanghai East China Computer Co. Ltd. Class A (XSSC)	474,730	1,469
*,3	Digital China Group Co. Ltd. Class A (XSHE)	450,736	1,469
*	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	581,853	1,468
	Chongqing Brewery Co. Ltd. Class A	464,151	1,467
	Changyuan Group Ltd. Class A (XSHG)	522,960	1,464
	Tellhow Sci-Tech Co. Ltd. Class A	756,834	1,464
	Jiangxi Copper Co. Ltd. Class A	548,544	1,462
	Guizhou Guihang Automotive Components Co. Ltd. Class A	549,703	1,462
	Beijing Shouhang Resources Saving Co. Ltd. Class A	1,272,541	1,460
	Shenzhen Desay Battery Technology Co. Class A	184,400	1,458
	Huagong Tech Co. Ltd. Class A	536,500	1,457
	Jiangsu Chengxing Phosph-Chemicals Co. Ltd. Class A	1,678,333	1,457
	NARI Technology Co. Ltd. Class A (XSHG)	570,200	1,456
*	Datang Huayin Electric Power Co. Ltd. Class A	2,052,700	1,456
	LingNan Landscape Co. Ltd. Class A (XSHE)	316,500	1,455
	Kuangda Technology Group Co. Ltd. Class A	1,736,484	1,455
	Hangzhou Century Co. Ltd. Class A	799,700	1,455
	China Spacesat Co. Ltd. Class A (XSSC)	358,897	1,455
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSHE)	1,479,817	1,454
	Guorui Properties Ltd.	4,925,000	1,453
	North Electro-Optic Co. Ltd. Class A	494,561	1,449
*	Hubei Mailyard Share Co. Ltd. Class A	787,600	1,447
	Hang Zhou Great Star Industrial Co. Ltd. Class A	601,900	1,445
	Qingdao Hanhe Cable Co. Ltd. Class A (XSHE)	2,629,604	1,445
	Nanfang Zhongjin Environment Co. Ltd. Class A	623,052	1,445
	China Eastern Airlines Corp. Ltd. Class A (XSSC)	1,386,700	1,443
	Everbright Securities Co. Ltd. Class A (XSHG)	640,900	1,442
	Hefei Department Store Group Co. Ltd. Class A	1,084,817	1,441
	Tianjin Tianbao Infrastructure Co. Ltd. Class A	1,474,283	1,441
	Spring Airlines Co. Ltd. Class A (XSSC)	260,939	1,435
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,088,732	1,431
	Myhome Real Estate Development Group Co. Ltd. Class A	2,899,500	1,431
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A (XSHE)	677,183	1,429
*	Jilin Jian Yisheng Pharmaceutical Co. Ltd. Class A	915,086	1,428
	Grand Industrial Holding Group Co. Ltd.	602,984	1,428
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSSC)	2,323,427	1,427
*	Liaoning Cheng Da Co. Ltd. Class A (XSSC)	510,220	1,426
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	1,345,208	1,425
	Better Life Commercial Chain Share Co. Ltd. Class A	672,220	1,425
	Beijing BDStar Navigation Co. Ltd. Class A	339,651	1,424
	Leo Group Co. Ltd. Class A	2,993,280	1,423
	Shanghai Electric Power Co. Ltd. Class A (XSSC)	844,723	1,423
	Tianjin Development Holdings Ltd.	2,766,000	1,419
*,2	China Metal Resources Utilization Ltd.	3,616,000	1,419
*	Shanghai Electric Group Co. Ltd. Class A (XSHG)	1,045,430	1,417
*	Huadian Heavy Industries Co. Ltd. Class A (XSSC)	1,526,509	1,417
	Beijing Kunlun Tech Co. Ltd. Class A (XSHE)	392,631	1,415
	Liaoning SG Automotive Group Co. Ltd. Class A	926,034	1,415
*	Shanghai Chinafortune Co. Ltd. Class A (XSSC)	812,561	1,413
	Zhejiang Hailiang Co. Ltd. Class A	1,087,716	1,413
*,^	Munsun Capital Group Ltd.	152,812,000	1,411
	Neusoft Corp. Class A (XSSC)	593,614	1,408
	Tsinghua Tongfang Co. Ltd. Class A (XSSC)	863,708	1,407
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,071,760	1,406
*	Sichuan Hongda Co. Ltd. Class A	1,560,500	1,403
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSSC)	562,164	1,403
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,202,994	1,402

24

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Suzhou Electrical Apparatus Science Academy Co. Ltd. Class A	884,800	1,400
	SDIC Power Holdings Co. Ltd. Class A (XSSC)	1,236,493	1,400
	Bros Eastern Co. Ltd. Class A (XSSC)	1,661,679	1,399
	Ningbo Huaxiang Electronic Co. Ltd. Class A	354,700	1,397
	Beijing Changjiu Logistics Corp. Class A	287,843	1,397
	Beijing Tongrentang Co. Ltd. Class A (XSHG)	274,800	1,397
2	Kangda International Environmental Co. Ltd.	5,524,000	1,396
	Shenzhen Guangju Energy Co. Ltd. Class A	684,388	1,393
	Sichuan Yahua Industrial Group Co. Ltd. Class A	545,100	1,393
	Shenzhen Capchem Technology Co. Ltd. Class A	415,900	1,392
	Kingsignal Technology Co. Ltd. Class A	477,200	1,390
*	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	531,109	1,386
*	Sinopec Oilfield Service Corp. Class A	3,057,700	1,384
	Avic Capital Co. Ltd. Class A (XSHG)	1,493,800	1,382
	Shenzhen Huaqiang Industry Co. Ltd. Class A	372,600	1,378
	Jiangxi Special Electric Motor Co. Ltd. Class A	704,500	1,378
	Ningbo Ligong Environment And Energy Technology Co. Ltd. Class A	408,869	1,377
	Jiangsu Holly Corp. Class A	846,694	1,374
*	Changchun Sinoenergy Corp. Class A (XSSC)	836,045	1,373
	Dawning Information Industry Co. Ltd. Class A (XSSC)	232,582	1,371
	Dongguan Winnerway Industrial Zone Ltd. Class A	1,608,200	1,371
3	Shaanxi Yanchang Petroleum Chemical Engineering Co. Ltd. Class A	1,639,667	1,371
	Shanghai Industrial Development Co. Ltd. Class A (XSSC)	1,323,492	1,370
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	961,687	1,370
	Changyuan Group Ltd. Class A (XSSC)	488,983	1,369
	Fujian Star-net Communication Co. Ltd. Class A	369,581	1,369
	Shenzhen Comix Group Co. Ltd. Class A (XSEC)	506,357	1,362
	Guangzhou Pearl River Piano Group Co. Ltd. Class A	768,101	1,361
*	Pengxin International Mining Co. Ltd. Class A	879,207	1,360
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	489,657	1,358
	Shanghai Yanhua Smartech Group Co. Ltd. Class A	704,400	1,355
*	Changchun Sinoenergy Corp. Class A (XSHG)	823,800	1,353
*	Baotailong New Materials Co. Ltd. Class A	820,700	1,352
	China Union Holdings Ltd. Class A	937,300	1,351
	Do-Fluoride Chemicals Co. Ltd. Class A	398,450	1,348
*,3	Aurora Optoelectronics Co. Ltd. Class A (XSHG)	513,198	1,347
3	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSHG)	729,534	1,347
	Palm Eco-Town Development Co. Ltd. Class A	908,402	1,347
	Taihai Manoir Nuclear Equipment Co. Ltd. Class A	294,996	1,345
*	Nuode Investment Co. Ltd. Class A	773,000	1,342
3	Maoye Communication and Network Co. Ltd. Class A	532,830	1,341
	Baoxiniao Holding Co. Ltd. Class A	2,412,700	1,340
	Shenzhen Kaifa Technology Co. Ltd. Class A	958,400	1,340
	China Shenhua Energy Co. Ltd. Class A (XSHG)	427,130	1,340
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,390,724	1,339
	Anhui Quanchai Engine Co. Ltd. Class A	1,043,078	1,339
	Shanghai Runda Medical Technology Co. Ltd. Class A	580,320	1,338
*	Anhui Golden Seed Winery Co. Ltd. Class A	984,601	1,336
	Qingdao Huaren Pharmaceutical Co. Ltd. Class A	714,144	1,336
	Shandong Denghai Seeds Co. Ltd. Class A	683,618	1,336
	Guangdong Macro Co. Ltd. Class A	864,971	1,335
	DongFeng Automobile Co. Ltd. Class A	1,412,412	1,335
	Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSSC)	576,952	1,334
	Hollysys Automation Technologies Ltd.	59,400	1,334
*	Hainan Yedao Co. Ltd. Class A	919,500	1,333
	Jinzhou Cihang Group Co. Ltd. Class A	1,189,728	1,332
	Shenzhen Fenda Technology Co. Ltd. Class A (XSHE)	716,195	1,332
*	Dongfang Electronics Co. Ltd. Class A	1,727,250	1,332
	Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSHG)	319,099	1,332
	Eternal Asia Supply Chain Management Ltd. Class A	1,037,500	1,330
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	942,109	1,328
	Zhejiang Dilong Culture Development Co. Ltd. Class A	587,836	1,328
*	China Rare Earth Holdings Ltd.	17,838,800	1,328
	Zhuhai Port Co. Ltd. Class A	853,300	1,326

25

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSSC)	2,206,513	1,326
	Zhejiang Yankon Group Co. Ltd. Class A (XSSC)	1,473,339	1,325
	Zhejiang Satellite Petrochemical Co. Ltd. Class A	601,905	1,325
	Chongqing Taiji Industry Group Co. Ltd. Class A	554,600	1,325
	Central China Securities Co. Ltd. Class A (XSHG)	1,063,100	1,325
	Tunghsu Azure Renewable Energy Co. Ltd. Class A	597,100	1,324
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSEC)	685,600	1,324
	Guangdong Homa Appliances Co. Ltd. Class A	393,265	1,321
	Metallurgical Corp. of China Ltd. Class A (XSHG)	1,714,400	1,320
	Jiangsu Linyang Energy Co. Ltd. Class A (XSSC)	998,525	1,319
	Shenzhen Agricultural Products Co. Ltd. Class A	1,056,629	1,317
	Goldenmax International Technology Ltd. Class A	538,100	1,317
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	717,800	1,317
*	Northeast Pharmaceutical Group Co. Ltd. Class A	759,012	1,316
	Wanxiang Qianchao Co. Ltd. Class A (XSEC)	764,600	1,315
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A (XSSC)	383,626	1,314
	Shandong New Beiyang Information Technology Co. Ltd. Class A	721,300	1,310
	Tecon Biology Co. Ltd. Class A	1,063,904	1,307
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	642,921	1,306
3	Shenzhen Zhenye Group Co. Ltd. Class A	878,400	1,306
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,458,800	1,305
*	Datang International Power Generation Co. Ltd. Class A (XSSC)	1,974,340	1,305
	Shandong Gold Mining Co. Ltd. Class A (XSHG)	293,000	1,304
*	Shanghai Environment Group Co. Ltd. Class A (XSHG)	311,847	1,303
	Eastern Communications Co. Ltd. Class B	1,942,674	1,302
*	Anhui Wanjiang Logistics Group Co. Ltd. Class A	2,035,500	1,302
	Laobaixing Pharmacy Chain JSC Class A (XSSC)	153,900	1,302
	Fujian Longxi Bearing Group Co. Ltd. Class A	804,399	1,299
	Humanwell Healthcare Group Co. Ltd. Class A (XSSC)	452,907	1,298
	Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSSC)	469,788	1,298
	Western Mining Co. Ltd. Class A (XSSC)	1,053,500	1,297
	Puyang Refractories Group Co. Ltd. Class A	1,516,881	1,296
	Jiangsu King's Luck Brewery JSC Ltd. Class A (XSSC)	552,395	1,296
	Guangdong Shirongzhaoye Co. Ltd. Class A	916,961	1,295
	Fangda Special Steel Technology Co. Ltd. Class A (XSSC)	669,649	1,295
	Yunnan Tourism Co. Ltd. Class A	939,999	1,295
	China Southern Airlines Co. Ltd. Class A (XSSC)	983,183	1,295
*,3	Shangying Global Co. Ltd. Class A	337,100	1,293
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	1,597,548	1,292
*	Shandong Xinchao Energy Co. Ltd. Class A	2,095,700	1,291
	Xinzhi Motor Co. Ltd. Class A	262,300	1,290
	SDIC Essence Holdings Co. Ltd. Class A (XSSC)	559,500	1,290
	Shanghai Jahwa United Co. Ltd. Class A (XSHG)	232,700	1,289
	Aotecar New Energy Technology Co. Ltd. Class A	2,083,760	1,289
	Hunan Aihua Group Co. Ltd. Class A	225,620	1,288
*	Chongqing Zaisheng Technology Corp. Ltd. Class A	578,923	1,288
*	Zhengzhou Coal Industry & Electric Power Co. Ltd. Class A	1,363,912	1,287
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSHE)	668,261	1,287
	Hangzhou Lianluo Interactive Information Technology Co. Ltd. Class A (XSHE)	988,358	1,286
*	Sinopec Oilfield Equipment Corp. Class A	748,494	1,283
	Beijing Sinnet Technology Co. Ltd. Class A (XSHE)	620,016	1,283
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSSC)	1,596,888	1,280
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSSC)	200,992	1,278
*	Youngy Co. Ltd. Class A	183,076	1,277
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	1,033,700	1,277
*	Shandong Oriental Ocean Sci-Tech Co. Ltd. Class A (XSHE)	660,600	1,275
	Chengdu Xingrong Environment Co. Ltd. Class A	1,448,400	1,275
*	Anhui Liuguo Chemical Co. Ltd. Class A	1,319,100	1,275
	Xinjiang Yilite Industry Co. Ltd. Class A (XSHG)	342,900	1,273
	Harbin Boshi Automation Co. Ltd. Class A	740,755	1,272
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSHG)	262,000	1,272
	LianChuang Electronic Technology Co. Ltd. Class A	442,403	1,271
*	Jilin Yatai Group Co. Ltd. Class A (XSSC)	1,597,167	1,271
3	Harbin Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,447,577	1,269

26

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* G-bits Network Technology Xiamen Co. Ltd. Class A	39,600	1,268
Beijing Kingee Culture Development Co. Ltd. Class A (XSHE)	641,780	1,267
Shanghai Construction Group Co. Ltd. Class A (XSHG)	2,169,991	1,265
Shinva Medical Instrument Co. Ltd. Class A (XSSC)	493,041	1,265
Shanghai Jinjiang International Hotels Development Co. Ltd. Class A	269,824	1,264
Xinjiang Beixin Road & Bridge Group Co. Ltd. Class A	599,600	1,264
* HNA Innovation Co. Ltd. Class A	1,456,300	1,259
Rongsheng Petro Chemical Co. Ltd. Class A	841,131	1,258
Ningxia Building Materials Group Co. Ltd. Class A (XSSC)	634,288	1,258
Shenzhen Clou Electronics Co. Ltd. Class A	826,100	1,256
Beijing Urban & Rural Commercial Group Co. Ltd. Class A	740,548	1,255
Yuan Longping High-tech Agriculture Co. Ltd. Class A (XSEC)	329,100	1,255
Yunnan Hongxiang Yixintang Pharmaceutical Co. Ltd. Class A	417,554	1,254
Hainan Ruize New Building Material Co. Ltd. Class A	766,704	1,254
Shantou Dongfeng Printing Co. Ltd. Class A (XSSC)	757,046	1,253
Fujian Expressway Development Co. Ltd. Class A (XSHG)	2,156,400	1,250
Haoxiangni Jujube Co. Ltd. Class A	612,988	1,249
Huafon Microfibre Shanghai Co. Ltd. Class A	343,308	1,248
Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSSC)	568,100	1,248
Henan Mingtai Al Industrial Co. Ltd. Class A	616,254	1,244
* Shanghai SMI Holding Co. Ltd. Class A (XSSC)	858,852	1,241
Changjiang Publishing & Media Co. Ltd. Class A	1,105,865	1,240
Shanghai Jiao Yun Co. Ltd. Class A (XSSC)	1,006,690	1,240
Guangdong Chj Industry Co. Ltd. Class A	727,900	1,234
Hilong Holding Ltd.	7,749,000	1,234
Henan Rebecca Hair Products Co. Ltd. Class A (XSSC)	1,442,294	1,234
Maoye Commericial Co. Ltd. Class A (XSSC)	1,210,937	1,234
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	534,742	1,233
Shanghai Jinfeng Wine Co. Ltd. Class A	758,496	1,233
Haitong Securities Co. Ltd. Class A	564,115	1,233
Maoming Petro-Chemical Shihua Co. Ltd. Class A	1,284,209	1,233
* Jiangsu Sihuan Bioengineering Co. Ltd. Class A	1,119,200	1,233
Haisco Pharmaceutical Group Co. Ltd. Class A	636,064	1,232
Xiamen Faratronic Co. Ltd. Class A (XSSC)	148,115	1,232
Wasu Media Holding Co. Ltd. Class A (XSEC)	581,500	1,229
* Gem-Year Industrial Co. Ltd. Class A (XSSC)	746,111	1,229
Changchai Co. Ltd. Class A	1,196,785	1,228
* Shaanxi Fenghuo Electronics Co. Ltd. Class A	864,429	1,226
China Automotive Engineering Research Institute Co. Ltd. Class A	850,441	1,225
First Capital Securities Co. Ltd. Class A	711,520	1,225
* Hubei Kaile Science & Technology Co. Ltd. Class A (XSHG)	265,300	1,225
Zhongzhu Healthcare Holding Co. Ltd. Class A	1,060,760	1,224
China Northern Rare Earth Group High-Tech Co. Ltd. Class A (XSHG)	557,700	1,223
* V1 Group Ltd.	37,376,000	1,223
Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	149,269	1,221
Wenfeng Great World Chain Development Corp. Class A (XSSC)	1,921,613	1,218
Jizhong Energy Resources Co. Ltd. Class A	1,315,107	1,217
CMST Development Co. Ltd. Class A (XSSC)	779,838	1,215
Winning Health Technology Group Co. Ltd. Class A	1,090,814	1,214
Kunwu Jiuding Investment Holdings Co. Ltd. Class A (XSSC)	290,768	1,213
Sinochem International Corp. Class A (XSSC)	794,851	1,213
Guoguang Electric Co. Ltd. Class A	459,400	1,213
Jingwei Textile Machinery Co. Ltd. Class A	359,700	1,213
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	721,700	1,212
* Jinduicheng Molybdenum Co. Ltd. Class A (XSSC)	1,035,740	1,212
* Datang International Power Generation Co. Ltd. Class A (XSHG)	1,831,400	1,211
Dalian Refrigeration Co. Ltd. Class A	1,193,220	1,210
North Navigation Control Technology Co. Ltd. Class A (XSSC)	597,204	1,207
* JC Finance & Tax Interconnect Holdings Ltd. Class A	296,900	1,207
China XD Electric Co. Ltd. Class A (XSHG)	1,531,400	1,207
Eastcompeace Technology Co. Ltd. Class A	767,109	1,206
* Jiangsu Hagong Intelligent Robot Co. Ltd. Class A	527,000	1,204
Sanquan Food Co. Ltd. Class A	896,000	1,203
Renhe Pharmacy Co. Ltd. Class A (XSEC)	1,332,501	1,203

27

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Shenzhen MTC Co. Ltd. Class A	2,237,255	1,202
	Shanghai AJ Group Co. Ltd. Class A (XSHG)	566,300	1,199
	China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd. Class A	1,132,500	1,199
*	China Resource and Environment Co. Ltd. Class A	1,207,900	1,198
	Zhejiang Hailide New Material Co. Ltd. Class A	1,186,917	1,197
	Risen Energy Co. Ltd. Class A (XSHE)	610,625	1,196
	Shanghai Tofflon Science & Technology Co. Ltd. Class A	741,754	1,196
	Hainan Strait Shipping Co. Ltd. Class A	382,400	1,195
	Beijing Jingxi Culture & Tourism Co. Ltd. Class A	520,396	1,193
*	Beijing Miteno Communication Technology Co. Ltd. Class A	202,639	1,192
	Shenzhen Invt Electric Co. Ltd. Class A	844,252	1,191
	Fiberhome Telecommunication Technologies Co. Ltd. Class A (XSHG)	233,300	1,190
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSSC)	1,454,355	1,190
	Zhongjin Gold Corp. Ltd. Class A (XSHG)	781,160	1,188
	Qingdao Doublestar Co. Ltd. Class A	1,264,900	1,188
	Tianjin Port Co. Ltd. Class A (XSSC)	689,783	1,187
	Fujian Torch Electron Technology Co. Ltd. Class A	271,012	1,186
	Zhuhai Orbita Control Engineering Co. Ltd. Class A	535,608	1,185
*,3	CITIC Guoan Wine Co. Ltd. Class A	1,041,500	1,182
	Wuhan Guide Infrared Co. Ltd. Class A	448,972	1,181
	Hengdeli Holdings Ltd.	23,036,000	1,181
*	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	763,986	1,180
	Avic Real Estate Holding Co. Ltd. Class A	744,416	1,179
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	185,452	1,179
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSSC)	442,875	1,179
*	Liuzhou Liangmianzhen Co. Ltd. Class A	1,080,093	1,178
*	Hainan Expressway Co. Ltd. Class A	1,056,400	1,178
	Zhejiang Daily Digital Culture Group Co. Ltd. (XSHG)	477,200	1,177
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	399,728	1,177
	Ningbo Medical System Biotechnology Co. Ltd. Class A	346,583	1,176
	Qingdao East Steel Tower Stock Co. Ltd. Class A	822,581	1,176
	Shanghai Baosteel Packaging Co. Ltd. Class A	1,258,200	1,175
	Fujian Septwolves Industry Co. Ltd. Class A	824,109	1,174
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSHG)	505,566	1,173
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A (XSHG)	2,555,201	1,172
	China Meheco Co. Ltd. Class A (XSSC)	281,360	1,171
	Dongxing Securities Co. Ltd. Class A (XSSC)	459,313	1,171
*	Genimous Technology Co. Ltd. Class A	531,565	1,170
	Suzhou New Sea Union Telecom Technology Co. Ltd. Class A	1,214,400	1,168
	Hengyi Petrochemical Co. Ltd. Class A (XSHE)	500,114	1,166
	Topchoice Medical Investment Corp. Class A	263,079	1,166
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	766,800	1,165
	First Tractor Co. Ltd. Class A (XSSC)	935,289	1,165
	Shenzhen Topway Video Communication Co. Ltd. Class A	625,920	1,163
	Sailun Jinyu Group Co. Ltd. (XSSC)	2,021,815	1,163
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSSC)	166,900	1,162
	Hangzhou First Applied Material Co. Ltd. Class A	196,490	1,161
	Sichuan Expressway Co. Ltd. Class A (XSSC)	1,682,510	1,160
*,3	Chengdu Qian Feng Electronics Co. Ltd. Class A	153,129	1,159
	Jinling Pharmaceutical Co. Ltd. Class A (XSHE)	758,131	1,159
	Shanghai Bailian Group Co. Ltd. Class A	479,788	1,159
*	Wuhan Fingu Electronic Technology Co. Ltd. Class A	553,215	1,159
	Guangdong Advertising Group Co. Ltd. Class A	1,247,124	1,158
*	China Aerospace Times Electronics Co. Ltd. Class A (XSHG)	924,160	1,155
	Beijing Join-Cheer Software Co. Ltd. Class A	636,090	1,154
*	Beijing Sanyuan Foods Co. Ltd. Class A	1,155,178	1,154
	Beijing Bewinner Communications Co. Ltd. Class A	695,710	1,154
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	110,245	1,153
	Keda Group Co. Ltd. Class A (XSHG)	647,538	1,152
	TianGuang ZhongMao Co. Ltd. Class A (XSEC)	803,200	1,151
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A (XSHG)	982,257	1,150
	Xiamen Xiangyu Co. Ltd. Class A	749,419	1,150
*	Henan Taloph Pharmaceutical Stock Co. Ltd. Class A	1,275,030	1,149
	Beijing Shunxin Agriculture Co. Ltd. Class A	384,118	1,149

28

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Enjoyor Co. Ltd. Class A	602,900	1,148
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSEC)	416,035	1,147
	Founder Technology Group Corp. Class A (XSSC)	2,014,872	1,146
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	560,880	1,146
	LingNan Landscape Co. Ltd. Class A (XSEC)	249,100	1,145
*	Zhe Jiang Kangsheng Co. Ltd. Class A (XSEC)	841,000	1,145
	China CYTS Tours Holding Co. Ltd. Class A (XSSC)	367,868	1,144
*	Datang Telecom Technology Co. Ltd. Class A	561,507	1,143
	Jiangsu Hongdou Industrial Co. Ltd. Class A (XSHG)	1,082,730	1,143
*	Tech Pro Technology Development Ltd.	122,060,000	1,142
	China Railway Construction Corp. Ltd. Class A (XSHG)	631,100	1,141
	Anhui Huamao Textile Co. Class A	1,495,364	1,140
	Glarun Technology Co. Ltd. Class A (XSSC)	302,032	1,140
	Guangxi Nanning Waterworks Co. Ltd. Class A	730,159	1,140
*	Baida Group Co. Ltd. Class A	767,300	1,140
	Dalian Yi Qiao Sea Cucumber Co. Ltd. Class A	1,223,662	1,139
	Xinxing Ductile Iron Pipes Co. Ltd. Class A (XSHE)	1,266,700	1,138
	Keda Clean Energy Co. Ltd. Class A (XSHG)	591,200	1,138
	Wintime Energy Co. Ltd. Class A (XSHG)	2,148,110	1,138
	Shenzhen Properties & Resources Development Group Ltd. Class A	389,552	1,137
	Xiamen Kingdomway Group Co. Class A	462,900	1,133
*	New Huadu Supercenter Co. Ltd. Class A	589,800	1,132
*	Nanjing Iron & Steel Co. Ltd. Class A	1,601,500	1,132
3	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	910,252	1,132
3	Zhongtian Financial Group Co. Ltd. Class A (XSEC)	1,019,212	1,130
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSSC)	727,579	1,130
	Shanghai Zhixin Electric Co. Ltd. Class A (XSSC)	1,131,046	1,128
	Shenzhen Kstar Science And Technology Co. Ltd. Class A	429,004	1,128
	ENN Ecological Holdings Co. Ltd. Class A (XSHG)	505,614	1,126
	Zhejiang Zhongcheng Packing Material Co. Ltd. Class A	524,621	1,125
	Xiamen Kehua Hengsheng Co. Ltd. Class A	207,200	1,125
	Songz Automobile Air Conditioning Co. Ltd. Class A	552,297	1,124
	China Shipbuilding Industry Group Power Co. Ltd. Class A (XSHG)	279,700	1,118
	Huapont Life Sciences Co. Ltd. Class A (XSHE)	971,200	1,117
	Qinghai Huzhu Barley Wine Co. Ltd. Class A	433,000	1,115
	Ningbo Boway Alloy Material Co. Ltd. Class A	623,270	1,114
	Shanghai Kinetic Medical Co. Ltd. Class A	830,843	1,114
	Talkweb Information System Co. Ltd. Class A (XSHE)	844,649	1,113
*	Xiamen King Long Motor Group Co. Ltd. Class A	458,046	1,113
	People.cn Co. Ltd. Class A (XSSC)	556,581	1,112
	Qingdao Hanhe Cable Co. Ltd. Class A (XSEC)	2,019,276	1,109
*,3	Mingfa Group International Co. Ltd.	4,570,000	1,107
*	Changchun Gas Co. Ltd. Class A	1,091,800	1,106
	Jiangsu Dewei Advanced Materials Co. Ltd. Class A	1,164,200	1,104
	Yantai Tayho Advanced Materials Co. Ltd. Class A (XSEC)	572,800	1,103
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSSC)	1,812,542	1,103
	Black Peony Group Co. Ltd. Class A (XSSC)	983,187	1,102
*	Rising Nonferrous Metals Share Co. Ltd. Class A	181,820	1,101
	North Huajin Chemical Industries Co. Ltd. Class A	687,903	1,100
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	582,116	1,099
	Hangzhou Boiler Group Co. Ltd. Class A	646,818	1,096
	CECEP Wind-Power Corp. Class A (XSSC)	1,938,694	1,095
	Fangda Special Steel Technology Co. Ltd. Class A (XSHG)	565,690	1,094
	Shenzhen SDG Information Co. Ltd. Class A	654,162	1,094
	Wangsu Science & Technology Co. Ltd. Class A (XSEC)	701,438	1,093
	Newcapec Electronics Co. Ltd. Class A	469,200	1,092
	Befar Group Co. Ltd. Class A (XSSC)	827,456	1,091
*	Henan Ancai Hi-Tech Co. Ltd. Class A	1,024,750	1,090
	Jiangsu Lianyungang Port Co. Ltd. Class A	1,211,925	1,090
	Huangshan Novel Co. Ltd. Class A	584,144	1,087
	Offshore Oil Engineering Co. Ltd. Class A (XSHG)	1,162,500	1,087
	Focus Technology Co. Ltd. Class A	275,400	1,086
	Beyondsoft Corp. Class A	638,200	1,083
	Valiant Co. Ltd. Class A	510,250	1,083

29

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
China Meheco Co. Ltd. Class A (XSHG)	260,100	1,082
Baotou Huazi Industry Co. Ltd. Class A	606,000	1,082
Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	476,985	1,081
Beijing Science Sun Pharmaceutical Co. Ltd. Class A	226,961	1,081
Teamax Smart City Technology Corp. Ltd. Class A	432,700	1,078
Anhui Sierte Fertilizer Industry Ltd. Co. Class A	798,125	1,078
Xinjiang Zhongtai Chemical Co. Ltd. Class A (XSEC)	498,800	1,078
* Zhejiang Yongtai Technology Co. Ltd. Class A	502,960	1,076
Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	229,300	1,075
China Animal Husbandry Industry Co. Ltd. Class A (XSSC)	370,713	1,075
Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSSC)	642,481	1,074
Zhejiang NetSun Co. Ltd. Class A	170,500	1,074
Befar Group Co. Ltd. Class A (XSHG)	814,263	1,074
* FAW CAR Co. Ltd. Class A	589,943	1,074
* CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,148,100	1,073
Beijing Orient National Communication Science & Technology Co. Ltd. Class A	511,595	1,072
Lingyun Industrial Corp. Ltd. Class A (XSSC)	415,941	1,070
Jiajia Food Group Co. Ltd. Class A	1,089,263	1,070
Longmaster Information & Technology Co. Ltd. Class A	246,300	1,070
DeHua TB New Decoration Materials Co. Ltd. Class A	595,750	1,070
Zhejiang Red Dragonfly Footwear Co. Ltd. Class A	404,701	1,070
* Shanghai Yatong Co. Ltd. Class A	511,000	1,066
* Xinfengming Group Co. Ltd. Class A	185,100	1,065
Zhejiang Huamei Holding Co. Ltd. Class A	956,853	1,062
East China Engineering Science and Technology Co. Ltd. Class A	589,564	1,061
* Zhongrun Resources Investment Corp. Class A	867,700	1,061
3 Dynavolt Renewable Power Technology Co. Ltd. Class A	331,383	1,061
Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSSC)	471,011	1,061
* TongFu Microelectronics Co. Ltd. Class A	644,588	1,061
Fangda Carbon New Material Co. Ltd. Class A (XSHG)	240,900	1,060
* Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSHG)	2,262,800	1,060
CPT Technology Group Co. Ltd. Class A	1,305,529	1,058
* Kingswood Enterprise Co. Ltd. Class A (XSSC)	1,447,500	1,058
Macrolink Culturaltainment Development Co. Ltd. Class A	1,056,632	1,053
^ Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd.	1,934,000	1,052
Chenzhou City Jingui Silver Industry Co. Ltd. Class A	363,400	1,051
Xinjiang Joinworld Co. Ltd. Class A (XSSC)	1,029,753	1,051
* Ningxia Xinri Hengli Steel Wire Co. Ltd. Class A	480,200	1,051
* Guangxi Guitang Group Co. Class A	887,856	1,048
Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	1,134,336	1,048
Shenzhen Jiawei Photovoltaic Lighting Co. Ltd. Class A	433,702	1,046
* Shanghai Ground Food Tech Co. Ltd. Class A	730,743	1,045
* Shenzhen H&T Intelligent Control Co. Ltd. Class A	708,842	1,043
Changzhou Qianhong Biopharma Co. Ltd. Class A (XSHE)	1,146,300	1,043
Zhongshan Broad Ocean Motor Co. Ltd. Class A	893,700	1,043
Beih-Property Co. Ltd. Class A	816,513	1,042
Guanghui Energy Co. Ltd. Class A (XSHG)	1,637,925	1,041
Zhejiang Runtu Co. Ltd. Class A	385,101	1,040
Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSHG)	395,400	1,039
Beijing Capital Co. Ltd. Class A (XSHG)	1,167,800	1,038
Jiangxi Ganyue Expressway Co. Ltd. Class A (XSHG)	1,305,500	1,038
Daye Special Steel Co. Ltd. Class A	556,300	1,037
Yihua Healthcare Co. Ltd. Class A (XSHE)	253,040	1,037
Hainan Haiyao Co. Ltd. Class A (XSHE)	522,317	1,037
Kailuan Energy Chemical Co. Ltd. Class A (XSHG)	1,071,969	1,036
China Jushi Co. Ltd. Class A (XSHG)	524,832	1,036
Hongli Zhihui Group Co. Ltd. Class A	509,200	1,033
Changchun Faway Automobile Components Co. Ltd. Class A (XSHG)	342,800	1,033
Zhejiang China Commodities City Group Co. Ltd. Class A (XSHG)	976,000	1,033
Sundiro Holding Co. Ltd. Class A	1,009,900	1,032
Chongqing Road & Bridge Co. Class A	1,310,980	1,031
Hubei Jumpcan Pharmaceutical Co. Ltd. Class A (XSHG)	167,500	1,031
Shanghai New Huangpu Real Estate Co. Ltd. Class A (XSSC)	391,430	1,029
* Jilin Power Share Co. Ltd. Class A	1,452,680	1,028

30

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	China Zhenhua Group Science & Technology Co. Ltd. Class A (XSHE)	432,542	1,028
	Hangzhou Jiebai Group Co. Ltd. Class A (XSSC)	693,786	1,027
*	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	779,000	1,026
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSHG)	711,300	1,024
	Jiangsu Yinhe Electronics Co. Ltd. Class A	946,533	1,023
*,^	Loudong General Nice Resources China Holdings Ltd.	26,592,000	1,023
	Shandong Meichen Science & Technology Co. Ltd. Class A	446,900	1,022
	Chengdu Leejun Industrial Co. Ltd. Class A	718,961	1,021
	Anhui Anke Biotechnology Group Co. Ltd. Class A	348,479	1,020
*	Wuhan DDMC Culture Co. Ltd. Class A	437,950	1,020
	Shijiazhuang Dongfang Energy Co. Ltd. Class A	986,256	1,020
	Beijing Sinnet Technology Co. Ltd. Class A (XSEC)	492,900	1,020
3	COFCO Property Group Co. Ltd. Class A	844,131	1,019
	Infund Holding Co. Ltd.	873,334	1,018
	Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	352,200	1,018
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSSC)	1,175,359	1,018
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	635,080	1,017
	Huadian Power International Corp. Ltd. Class A (XSHG)	1,581,717	1,017
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSSC)	1,412,260	1,017
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSSC)	620,352	1,014
	Zhejiang Talent Television & Film Co. Ltd. Class A	271,176	1,014
	SDIC Essence Holdings Co. Ltd. Class A (XSHG)	439,500	1,013
	JS Corrugating Machinery Co. Ltd. Class A	441,096	1,013
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A (XSEC)	262,000	1,013
^	Phoenix Satellite Television Holdings Ltd.	6,922,000	1,012
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSSC)	664,380	1,011
	Guosheng Financial Holding Inc. Class A (XSEC)	348,160	1,010
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSHE)	1,210,308	1,009
	Guangdong Hongda Blasting Co. Ltd. Class A	759,658	1,009
	XJ Electric Co. Ltd. Class A	443,400	1,009
	Anhui Zhongding Sealing Parts Co. Ltd. Class A (XSEC)	340,400	1,006
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	981,369	1,006
	Dalian Refrigeration Co. Ltd. Class B	1,763,581	1,005
*	Gansu Dunhuang Seed Co. Ltd. Class A	819,370	1,005
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSSC)	1,001,432	1,004
	Wangfujing Group Co. Ltd. Class A (XSHG)	335,920	1,003
*	Hainan HNA Infrastructure Investment Group Co. Ltd. Class A	465,531	1,000
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	406,428	1,000
	China National Complete Plant Import & Export Corp. Ltd. Class A	410,475	999
	Sailun Jinyu Group Co. Ltd. (XSHG)	1,737,560	999
	CCOOP Group Co. Ltd. Class A	1,140,210	998
*	Yunnan Tin Co. Ltd. Class A	476,300	997
*	Shanghai Environment Group Co. Ltd. Class A (XSSC)	238,530	997
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	650,700	996
	Anhui Guofeng Plastic Industry Co. Ltd. Class A	1,347,300	994
	Jiangsu Leike Defense Technology Co. Ltd. Class A	602,323	994
	Fujian Yanjing Huiquan Brewery Co. Ltd. Class A	676,980	994
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSSC)	845,828	994
3	Zhonghong Holding Co. Ltd. Class A (XSHE)	3,392,620	993
3	Shenzhen Selen Science & Technology Co. Ltd. Class A	275,000	992
3	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSSC)	580,256	991
	Sichuan Road & Bridge Co. Ltd. Class A (XSHG)	1,487,624	990
*,3	Dongguan Kingsun Optoelectronic Co. Ltd. Class A	806,250	990
3	Beijing Tiantan Biological Products Corp. Ltd. Class A (XSSC)	190,867	990
*	Shanghai AtHub Co. Ltd. Class A	131,900	990
*	Sinopec Shandong Taishan Petroleum Co. Ltd. Class A	728,500	989
	Zhejiang Fuchunjiang Environmental Thermoelectric Co. Ltd. Class A	585,500	988
	Spring Airlines Co. Ltd. Class A (XSHG)	179,600	988
	China Oil HBP Science & Technology Co. Ltd. Class A	1,184,212	987
*	Lanpec Technologies Ltd. Class A	638,300	985
	Nanjing Keyuan Automatic Corp. Co. Ltd. Class A	359,646	985
	Qiaqia Food Co. Ltd. Class A	440,621	983
	Jiangsu Huifeng Agrochemical Co. Ltd. Class A	1,096,279	983
	Tibet Galaxy Science & Technology Development Co. Ltd. Class A	469,400	982

31

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Chengtun Mining Group Co. Ltd. Class A (XSSC)	757,325	982
	Launch Tech Co. Ltd.	867,000	982
	Sinomach Automobile Co. Ltd. Class A (XSSC)	531,194	981
	Guangzhou Holike Creative Home Co. Ltd. Class A	220,658	981
	Hefei Meiya Optoelectronic Technology Inc. Class A (XSHE)	358,050	980
*	Guangdong Weihua Corp. Class A	366,774	979
	Gohigh Data Networks Technology Co. Ltd. Class A	612,100	979
	Tian Di Science & Technology Co. Ltd. Class A (XSSC)	1,340,984	979
	Henan Senyuan Electric Co. Ltd. Class A (XSEC)	427,000	979
	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	553,537	978
	Nanjing Doron Technology Co. Ltd. Class A	587,777	978
	Zhongnan Red Culture Group Co. Ltd. Class A	429,800	975
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	289,800	975
	Jiangnan Mould and Plastic Technology Co. Ltd. Class A	977,300	974
	Stanley Agricultural Group Co. Ltd. Class A	860,128	972
	Shandong Hi-speed Co. Ltd. Class A (XSHG)	1,057,400	972
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,164,076	972
	Beijing Jetsen Technology Co. Ltd. Class A (XSHE)	680,212	971
	Long Yuan Construction Group Co. Ltd. Class A (XSSC)	566,024	971
*	Minmetals Development Co. Ltd. Class A (XSHG)	508,486	970
	Ningbo Jifeng Auto Parts Co. Ltd. Class A	485,016	970
	Shenzhen Jinjia Group Co. Ltd. Class A (XSHE)	597,600	970
*	Shandong Shengli Co. Class A	821,977	968
*	Vtron Group Co. Ltd. Class A	468,923	968
	Shengyi Technology Co. Ltd. Class A (XSHG)	421,392	967
*	Changsha Jingjia Microelectronics Co. Ltd. Class A	136,638	965
	Jiangsu Changhai Composite Materials Co. Ltd. Class A	469,128	965
	Minmetals Land Ltd.	6,472,000	963
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A (XSSC)	682,702	963
	Jiangsu Etern Co. Ltd. Class A	796,900	963
	Beiqi Foton Motor Co. Ltd. Class A (XSHG)	2,096,576	959
	China Avionics Systems Co. Ltd. Class A (XSSC)	411,820	956
	Guomai Technologies Inc. Class A (XSHE)	680,179	953
	Hisense Kelon Electrical Holdings Co. Ltd. Class A (XHKG)	758,000	952
	Jangho Group Co. Ltd. Class A (XSSC)	616,507	950
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSSC)	632,600	949
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	237,005	949
*	Fujian Qingshan Paper Industry Co. Ltd. Class A	1,432,300	949
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	157,000	949
	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	781,900	948
	Anhui Kouzi Distillery Co. Ltd. Class A (XSSC)	129,827	948
*	Jointown Pharmaceutical Group Co. Ltd. Class A (XSHG)	303,520	948
	Chengzhi Co. Ltd. Class A (XSHE)	357,628	947
	Citychamp Dartong Co. Ltd. Class A (XSSC)	925,633	947
	Zhejiang Aokang Shoes Co. Ltd. Class A	359,876	945
	MYS Group Co. Ltd.	789,767	943
	Shanghai Shimao Co. Ltd. Class A (XSHG)	1,219,830	943
*,3	Zhongfu Straits Pingtan Development Co. Ltd. Class A	1,084,944	941
	Shenzhen Danbond Technology Co. Ltd. Class A	446,643	941
*	Shandong Tyan Home Co. Ltd. Class A (XSHG)	576,500	941
	Jiangsu Sainty Corp. Ltd. Class A	797,700	940
	Qingdao Citymedia Co. Ltd. Class A	682,800	940
*	Kee Ever Bright Decorative Technology Co. Ltd. Class A	187,547	940
	Zhe Jiang Kangsheng Co. Ltd. Class A (XSHE)	688,800	938
*	AUCMA Co. Ltd. Class A	1,103,101	937
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSHG)	1,035,882	937
	Shenyang Jinshan Energy Co. Ltd. Class A	1,680,158	936
	Jiangsu High Hope International Group Corp. Class A (XSHG)	916,300	935
	Jiangsu Aucksun Co. Ltd. Class A	653,250	935
	Yotrio Group Co. Ltd. Class A	994,750	933
	Hunan Gold Corp. Ltd. Class A	665,040	933
*	Yunnan Copper Co. Ltd. Class A (XSHE)	447,200	933
*	Asymchem Laboratories Tianjin Co. Ltd. Class A	96,376	933
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSSC)	347,125	933

32

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Jiangsu Zhongli Group Co. Ltd. Class A (XSHE)	436,400	932
3	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	181,769	930
	YGSOFT Inc. Class A	546,115	928
*,3	China CSSC Holdings Ltd. Class A (XSHG)	249,270	928
*	Hunan Jinjian Cereals Industry Co. Class A	1,176,000	927
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSSC)	647,616	926
	Ningbo Marine Co. Ltd. Class A	938,000	924
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	370,400	923
	Heilongjiang Agriculture Co. Ltd. Class A	517,150	923
*	Beingmate Baby & Child Food Co. Ltd. Class A (XSEC)	616,557	922
*,3	Gosun Holding Co. Ltd. Class A	363,924	922
*	Yunnan Yuntianhua Co. Ltd. Class A	747,100	922
*	Org Packaging Co. Ltd. Class A	897,007	921
	Nanjing Yunhai Special Metals Co. Ltd. Class A	615,234	919
	Xiwang Foodstuffs Co. Ltd. Class A	306,500	919
	China Spacesat Co. Ltd. Class A (XSHG)	226,387	917
	Guangzhou Development Group Inc. Class A (XSSC)	858,971	917
	JiuGui Liquor Co. Ltd. Class A	217,000	917
	Far East Smarter Energy Co. Ltd. Class A (XSSC)	901,200	915
*	Shenzhen Infinova Ltd. Class A	1,076,307	915
	Inspur Software Co. Ltd. Class A (XSSC)	312,726	914
	Thunder Software Technology Co. Ltd. Class A	177,727	914
	Pengqi Technology Development Co. Ltd. Class A (XSSC)	502,032	913
	Jishi Media Co. Ltd. Class A (XSHG)	1,827,200	910
	An Hui Wenergy Co. Ltd. Class A	1,093,644	910
	Hebei Chengde Lolo Co. Class A	559,720	909
	Yonyou Network Technology Co. Ltd. Class A (XSHG)	259,500	909
*	HNA Investment Group Co. Ltd. Class A	1,371,500	909
*	CSSC Science & Technology Co. Ltd. Class A	375,000	908
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	312,800	908
	China Coal Energy Co. Ltd. Class A (XSSC)	1,018,694	907
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	161,187	907
*	LandOcean Energy Services Co. Ltd. Class A	599,400	907
	Jihua Group Corp. Ltd. Class A (XSHG)	768,000	906
	Tungkong Inc. Class A	245,184	905
	Tsinghua Tongfang Co. Ltd. Class A (XSHG)	554,900	904
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSSC)	1,271,196	904
	Shanghai STEP Electric Corp. Class A	503,347	903
	Air China Ltd. Class A (XSSC)	630,438	903
	Shenzhen Gas Corp. Ltd. Class A (XSHG)	722,397	903
	Zhejiang Longsheng Group Co. Ltd. Class A (XSHG)	581,200	902
*	Shenzhen Zowee Tech Co. Ltd. Class A	575,635	902
*	Top Energy Co. Ltd. Shanxi Class A (XSSC)	1,166,372	901
	Jiangsu Sopo Chemical Co. Class A	571,400	901
*	Huaxun Fangzhou Co. Ltd.	408,600	900
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSSC)	443,776	900
	Industrial Securities Co. Ltd. Class A (XSHG)	760,890	900
*	Hebei Baoshuo Co. Class A	476,999	898
	Orient Securities Co. Ltd. Class A (XSHG)	390,100	897
	Shenzhen Zhengtong Electronics Co. Ltd. Class A	449,500	897
	Zhongxing Shenyang Commercial Building Group Co. Ltd. Class A	568,538	897
	Shanghai ShenTong Metro Co. Ltd. Class A	531,176	897
	Julong Co. Ltd. Class A	332,900	895
	Shunfa Hengye Corp. Class A	1,413,801	894
*	Rongyu Group Co. Ltd. Class A	395,857	893
	AVIC Helicopter Co. Ltd. Class A (XSSC)	131,603	893
3	China TransInfo Technology Co. Ltd. Class A	425,300	893
*	Shandong Humon Smelting Co. Ltd. Class A	550,100	892
	Guangdong Zhengye Technology Co. Ltd. Class A	150,025	892
*	Hengbao Co. Ltd. Class A	620,300	892
*	MIE Holdings Corp.	10,522,000	891
	Sichuan Maker Biotechnology Co. Ltd. Class A	235,730	889
*	Hunan Corun New Energy Co. Ltd. Class A	690,330	889
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSHG)	609,690	888

33

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Visual China Group Co. Ltd. Class A	323,812	888
* Qianjiang Water Resources Development Co. Ltd. Class A	521,300	888
Anhui Xinhua Media Co. Ltd. Class A (XSSC)	490,455	886
* Haima Automobile Group Co. Ltd. Class A	1,131,800	886
Beijing Aerospace Changfeng Co. Ltd. Class A	339,187	885
Nanjing Central Emporium Class A (XSSC)	693,445	884
Guangdong Guanghong Holdings Co. Ltd. Class A	720,203	884
Shenzhen Jieshun Science And Technology Industry Co. Ltd. Class A (XSHE)	386,900	883
Xiamen Xindeco Co. Ltd. Class A	486,051	883
* Dalian Dafu Enterprises Holdings Co. Ltd. Class A	2,197,336	883
* Harbin Air Conditioning Co. Ltd. Class A	590,300	881
Beijing Kingee Culture Development Co. Ltd. Class A (XSEC)	446,400	881
Yantai Zhenghai Magnetic Material Co. Ltd. Class A	582,654	881
Materials Industry Zhongda Group Co. Ltd. Class A (XSHG)	767,715	880
* Jiangsu Dagang Co. Ltd. Class A	423,089	879
Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	209,522	879
Nantong Jianghai Capacitor Co. Ltd. Class A	584,148	878
Shanghai Electric Power Co. Ltd. Class A (XSHG)	521,400	878
Beijing Soft Rock Investment Group Corp. Class A	440,067	878
Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSSC)	340,049	878
Lianhe Chemical Technology Co. Ltd. Class A	457,600	877
AVIC Electromechanical Systems Co. Ltd. Class A (XSEC)	535,830	877
* Zhongtong Bus & Holding Co. Ltd. Class A	470,700	877
Zhengzhou Coal Mining Machinery Group Co. Ltd. Cla (XSSC)	819,425	875
Dongfeng Electronic Technology Co. Ltd. Class A (XSSC)	451,788	875
* Avic Aviation High-Technology Co. Ltd. Class A (XSHG)	510,148	875
* Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSHG)	547,500	875
Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSHG)	234,200	874
Hundsun Technologies Inc. Class A (XSHG)	113,400	874
China Southern Airlines Co. Ltd. Class A (XSHG)	663,500	874
Shenzhen Fenda Technology Co. Ltd. Class A (XSEC)	469,596	873
Chongqing Water Group Co. Ltd. Class A (XSSC)	846,450	873
Shanghai M&G Stationery Inc. Class A (XSHG)	249,275	872
Jinyu Bio-Technology Co. Ltd. Class A (XSHG)	206,920	872
Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSHE)	352,700	872
Canny Elevator Co. Ltd. Class A (XSHE)	578,496	872
Henan Senyuan Electric Co. Ltd. Class A (XSHE)	379,562	870
Youngor Group Co. Ltd. Class A (XSHG)	594,720	870
* Jilin Zixin Pharmaceutical Industrial Co. Ltd. Class A	833,200	868
3 Shenzhen Sunrise New Energy Co. Ltd. Class A	1,309,200	867
* Jiangsu Aoyang Technology Corp. Ltd. Class A	784,900	867
Jiangsu King's Luck Brewery JSC Ltd. Class A (XSHG)	368,662	865
China Sports Industry Group Co. Ltd. Class A (XSSC)	430,900	864
Wisesoft Co. Ltd. Class A	247,414	863
Harbin High-Tech Group Co. Class A	807,104	862
* Shanghai Xin Nanyang Co. Ltd. Class A	266,349	861
China Grand Automotive Services Co. Ltd. Class A (XSHG)	640,770	861
Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSSC)	687,142	860
China Zhenhua Group Science & Technology Co. Ltd. Class A (XSEC)	361,800	860
Qiming Information Technology Co. Ltd. Class A	478,073	859
Bright Dairy & Food Co. Ltd. Class A (XSHG)	389,800	858
Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSSC)	474,799	858
Guangdong Mingzhu Group Co. Ltd. Class A	387,024	858
Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	745,000	858
Guangdong Eastone Century Technology Co. Ltd. Class A	482,114	858
Shanying International Holding Co. Ltd. Class A (XSHG)	1,176,000	857
3 Liuzhou Iron & Steel Co. Ltd. Class A	711,900	857
Ningxia Qinglong Pipes Industry Co. Ltd. Class A	430,090	857
Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A (XSSC)	588,398	857
3 Beijing Tiantan Biological Products Corp. Ltd. Class A (XSHG)	165,230	857
Beijing eGOVA Co. Ltd. Class A	312,103	856
Wuxi Taiji Industry Co. Ltd. Class A (XSSC)	784,831	856
JiangSu Yabaite Technology Co. Ltd. Class A	611,343	854
Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSSC)	259,926	853

34

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Anhui Tongfeng Electronics Co. Ltd. Class A	924,200	852
	Jinhong Holding Group Co. Ltd. Class A	372,375	852
	Shenzhen Topraysolar Co. Ltd. Class A	1,218,258	851
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSHG)	613,200	851
*	Hubei Shuanghuan Science and Technology Stock Co. Ltd. Class A	885,700	850
	Renhe Pharmacy Co. Ltd. Class A (XSHE)	941,747	850
	Der Future Science & Technology Holding Group Co. Ltd. Class A	405,040	847
	Sinodata Co. Ltd. Class A	212,735	847
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSEC)	428,200	847
	Shanghai Hile Bio-Technology Co. Ltd. Class A	433,341	846
	China Animal Husbandry Industry Co. Ltd. Class A (XSHG)	291,800	846
	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSSC)	104,239	845
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSSC)	1,344,100	844
	Jiangsu Guotai International Group Guomao Co. Ltd. Class A (XSHE)	550,290	843
	Tongkun Group Co. Ltd. Class A (XSSC)	347,785	843
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	329,061	843
	Beijing Sifang Automation Co. Ltd. Class A (XSSC)	617,639	842
	KPC Pharmaceuticals Inc. Class A (XSSC)	523,308	839
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A (XSHG)	1,085,600	839
	Shanghai Xinhua Media Co. Ltd. Class A (XSSC)	805,781	839
	China CYTS Tours Holding Co. Ltd. Class A (XSHG)	269,300	838
*,3	DEA General Aviation Holding Co. Ltd. Class A	240,200	837
	Xiamen International Port Co. Ltd.	4,320,000	836
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (XSSC)	222,945	836
	Guanghui Energy Co. Ltd. Class A (XSSC)	1,314,856	836
*	Xinhu Zhongbao Co. Ltd. Class A (XSHG)	1,292,000	834
*	Jiangsu Yulong Steel Pipe Co. Ltd. Class A	601,600	834
	Humanwell Healthcare Group Co. Ltd. Class A (XSHG)	291,000	834
	GITI Tire Corp. Class A	219,400	834
	Daheng New Epoch Technology Inc. Class A	518,400	832
	Eastern Pioneer Driving School Co. Ltd. Class A	160,654	831
	Shenzhen World Union Properties Consultancy Inc. Class A (XSEC)	437,605	831
*	Shandong Longlive Bio-Technology Co. Ltd. Class A	564,000	831
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	455,175	830
*	Jason Furniture Hangzhou Co. Ltd. Class A	100,600	829
	China National Medicines Corp. Ltd. Class A (XSHG)	185,586	828
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	270,900	828
	Harbin Churin Group Jointstock Co. Ltd. Class A	631,198	827
	Suzhou Victory Precision Manufacture Co. Ltd. Class A	902,842	827
*	Shenzhen Huakong SEG Co. Ltd. Class A	858,900	827
3	Shenzhen Infogem Technologies Co. Ltd. Class A	326,680	825
	Changchun Eurasia Group Co. Ltd. Class A (XSSC)	193,201	824
	Jinling Pharmaceutical Co. Ltd. Class A (XSEC)	538,552	824
*	China Calxon Group Co. Ltd. Class A	788,400	821
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	127,120	820
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	120,960	817
3	Shandong Sinocera Functional Material Co. Ltd. Class A	235,000	817
	Sichuan Chengfei Integration Technology Corp. Class A	216,379	817
	EGing Photovoltaic Technology Co. Ltd. Class A (XSSC)	1,137,674	815
	Chongqing Gangjiu Co. Ltd. Class A	802,300	815
	Shanghai Shunho New Materials Technology Co. Ltd. Class A	826,600	815
	Hubei Xingfa Chemicals Group Co. Ltd. Class A (XSHG)	306,000	815
	United Electronics Co. Ltd. Class A	324,587	814
	Zijin Mining Group Co. Ltd. Class A (XSHG)	1,461,400	814
^	Wisdom Sports Group	5,801,000	811
	Ciwen Media Co. Ltd.	147,292	811
	Sinoma International Engineering Co. Class A (XSSC)	595,222	810
*	Zhejiang Rifa Precision Machinery Co. Ltd. Class A	561,702	809
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSHG)	534,301	809
*	Lotus Health Group Co. Class A	1,349,937	809
	Wanxiang Doneed Co. Ltd. Class A	459,048	807
	Fujian Funeng Co. Ltd. Class A (XSSC)	592,188	806
	Henan Pinggao Electric Co. Ltd. Class A	498,800	806
*	Shanghai Potevio Co. Ltd. Class A	404,003	804

35

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Jilin Sino-Microelectronics Co. Ltd. Class A	673,700	804
	YanTai Shuangta Food Co. Ltd. Class A	815,400	804
	Chongqing Yukaifa Co. Ltd. Class A	731,800	803
*,^	China Dynamics Holdings Ltd.	30,680,000	803
	Beijing WKW Automotive Parts Co. Ltd. Class A	652,976	803
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSHG)	729,300	803
	Guodian Nanjing Automation Co. Ltd. Class A	851,900	802
	Dalian Tianbao Green Foods Co. Ltd. Class A	679,700	802
	Yihua Lifestyle Technology Co. Ltd. Class A	526,699	801
*,3	Suzhou Tianma Specialty Chemicals Co. Ltd. Class A	681,900	800
	Jiangsu Yangnong Chemical Co. Ltd. Class A (XSHG)	114,900	800
	Henan Tongli Cement Co. Ltd. Class A	258,900	798
*	Chengdu Santai Holding Group Co. Ltd. Class A	800,731	797
	Juli Sling Co. Ltd. Class A	686,926	797
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	854,988	796
	China CIFCO Investment Co. Ltd. Class A	394,800	796
*	Huaming Power Equipement Co. Ltd. Class A	505,362	795
*,3	EGLS Co. Ltd. Class A	827,145	795
	Sichuan Jiuzhou Electric Co. Ltd. Class A	711,368	795
*	Shaanxi Ligeance Mineral Resources Co. Ltd. Class A (XSHE)	205,566	794
	CTS International Logistics Corp. Ltd. Class A (XSHG)	450,986	794
*,3	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	471,000	794
*	Blackcow Food Co. Ltd. Class A	273,150	793
	Shenzhen Glory Medical Co. Ltd. Class A	528,222	791
	CITIC Securities Co. Ltd. Class A (XSHG)	302,500	791
	JCHX Mining Management Co. Ltd. Class A (XSHG)	439,296	788
3	Digital China Information Service Co. Ltd. Class A	311,643	787
	CASIN Guoxing Property Development Co. Ltd.	849,801	786
	AVIC Helicopter Co. Ltd. Class A (XSHG)	115,800	786
	China South Publishing & Media Group Co. Ltd. Class A (XSHG)	361,000	785
*	Xining Special Steel Co. Class A	906,600	783
	Henan Yuguang Gold & Lead Co. Ltd. Class A	710,800	782
	Beijing Forever Technology Co. Ltd. Class A	146,398	782
	Tongwei Co. Ltd. Class A (XSHG)	526,200	782
*	Ningbo Bird Co. Ltd. Class A	774,100	781
	Camel Group Co. Ltd. Class A (XSSC)	367,658	780
	Surfilter Network Technology Co. Ltd. Class A	339,800	780
	Beijing Philisense Technology Co. Ltd. Class A (XSHE)	619,200	780
	Xi'An Shaangu Power Co. Ltd. Class A (XSHG)	728,545	779
3	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	426,300	779
*	Lanhai Medical Investment Co. Ltd. Class A	605,722	778
	Xiamen ITG Group Corp. Ltd. Class A (XSSC)	478,674	777
	Changchun Eurasia Group Co. Ltd. Class A (XSHG)	182,041	776
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	526,804	776
*	Pingdingshan Tianan Coal Mining Co. Ltd. Class A (XSSC)	856,653	775
	China CITIC Bank Corp. Ltd. Class A (XSHG)	824,050	773
*	Henan Yuneng Holdings Co. Ltd. Class A	829,200	773
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	329,936	773
*	Dasheng Times Cultural Investment Co. Ltd. Class A	464,000	773
*	Hareon Solar Technology Co. Ltd. Class A	3,766,600	773
*	Henan Zhongfu Industry Co. Ltd. Class A	861,000	772
	Beijing TRS Information Technology Co. Ltd. Class A	387,406	771
	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	898,744	770
*	Huludao Zinc Industry Co. Class A	943,200	768
	Baoji Titanium Industry Co. Ltd. Class A	233,400	768
*	Guangdong Chaohua Technology Co. Ltd. Class A	809,488	767
	Guangzhou Yuetai Group Co. Ltd.	772,500	766
	Zhejiang Vie Science & Technology Co. Ltd. Class A	336,000	765
	Jinzhou Port Co. Ltd. Class A	1,144,371	765
	Shanghai Join Buy Co. Ltd. Class A	421,900	765
*	Sundy Land Investment Co. Ltd. Class A	1,220,600	763
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSSC)	489,203	763
*	263 Network Communications Co. Ltd. Class A	545,388	762
3	YunNan Metropolitan Real Estate Development Co. Ltd. Class A (XSHG)	967,050	762

36

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cinda Real Estate Co. Ltd. Class A (XSHG)	837,122	762
	Fujian Cement Inc. Class A (XSHG)	612,500	761
	Grandblue Environment Co. Ltd. Class A (XSHG)	316,000	761
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSSC)	623,083	761
	Dr Peng Telecom & Media Group Co. Ltd. Class A (XSHG)	257,100	758
	Hangzhou Sunrise Technology Co. Ltd. Class A	403,128	757
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSHG)	450,150	756
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	591,250	756
*,^	China Minsheng Drawin Technology Group Ltd.	22,680,000	756
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A (XSHG)	753,800	756
	ZhongYeDa Electric Co. Ltd. Class A	395,000	756
	Western Mining Co. Ltd. Class A (XSHG)	613,700	755
	Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSSC)	280,900	755
	GEPIC Energy Development Co. Ltd. Class A	551,040	755
*,3	Tianjin Faw Xiali Automobile Co. Ltd. Class A	865,700	755
*	Huayi Electric Co. Ltd. Class A (XSHG)	364,092	753
	Guangxi Guiguan Electric Power Co. Ltd. Class A (XSHG)	868,300	752
	Colour Life Services Group Co. Ltd.	1,260,000	751
*	Tibet Mineral Development Co. Class A	291,700	750
	Pubang Landscape Architecture Co. Ltd. Class A	897,097	747
*	Henan Yinge Industrial Investment Holding Co. Ltd. Class A	568,300	744
	Sichuan Xun You Network Technology Co. Ltd. Class A	97,194	743
	Royal Group Co. Ltd. Class A	593,878	743
	Beijing E-Hualu Information Technology Co. Ltd. Class A	193,900	743
	Zhejiang Medicine Co. Ltd. Class A (XSHG)	463,550	742
*	Shenzhen Wongtee International Enterprise Co. Ltd. Class B	1,247,940	741
	Beijing VRV Software Corp. Ltd. Class A	935,500	740
	Guangzhou Guangri Stock Co. Ltd. Class A (XSSC)	450,352	740
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	409,900	740
*	Antong Holdings Co. Ltd. Class A	204,900	738
*	Shanghai Dragon Corp. Class A	364,000	738
*	Jilin Forest Industry Co. Ltd. Class A	535,502	737
	Invengo Information Technology Co. Ltd. Class A	473,000	737
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSHE)	651,251	736
	Whirlpool China Co. Ltd. Class A	599,150	736
	Fujian Rongji Software Co. Ltd. Class A	500,500	735
	Guangdong Highsun Group Co. Ltd. Class A	1,356,380	735
	Shenzhen Jinjia Group Co. Ltd. Class A (XSEC)	452,536	734
*	Shenzhen Tellus Holding Co. Ltd. Class A	110,007	733
*	GI Technologies Group Co. Ltd. Class A	199,200	733
*	Jiangmen Kanhoo Industry Co. Ltd. Class A	63,400	733
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSHG)	449,600	732
*	China First Heavy Industries Class A (XSHG)	1,200,650	732
*	Dongfang Electric Corp. Ltd. Class A (XSSC)	448,691	730
	Mingsheng Holdings Co. Ltd. Class A	642,355	728
	CMST Development Co. Ltd. Class A (XSHG)	467,300	728
	Loncin Motor Co. Ltd. Class A (XSSC)	645,000	727
*,^	China Soft Power Technology Holdings Ltd.	41,223,635	725
*	Shanghai Guangdian Electric Group Co. Ltd. Class A	1,095,200	724
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	267,742	724
*	Qinghai Spring Medicinal Resources Technology Co. Ltd. Class A	388,781	723
3	Bright Oceans Inter-Telecom Corp. Class A (XSSC)	413,502	723
	Sanjiang Shopping Club Co. Ltd. Class A	185,300	722
	Anhui Gujing Distillery Co. Ltd. Class A	65,540	722
*	Shanghai SMI Holding Co. Ltd. Class A (XSHG)	499,088	721
	Xiamen International Airport Co. Ltd. Class A (XSHG)	196,455	721
*	IRICO Display Devices Co. Ltd. Class A	574,500	718
*,3	Aurora Optoelectronics Co. Ltd. Class A (XSSC)	273,422	718
	Zhuhai Huajin Capital Co. Ltd. Class A	381,017	718
	South Huiton Co. Ltd. Class A	423,300	717
	Sinolink Securities Co. Ltd. Class A (XSHG)	441,000	716
	Guangdong Shaoneng Group Co. Ltd. Class A	591,240	714
3	CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSSC)	177,401	714
	Jiangsu Huaxicun Co. Ltd. Class A	704,200	712

37

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Advanced Technology & Materials Co. Ltd. Class A	501,000	712
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSSC)	324,967	712
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A (XSHG)	435,200	711
	Jiangsu Wuzhong Industrial Co. Class A (XSSC)	359,939	711
	Wuxi Huaguang Boiler Co. Ltd. Class A	283,300	710
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A (XSHG)	322,800	709
	Harbin Hatou Investment Co. Ltd. Class A	585,669	708
*	Maanshan Iron & Steel Co. Ltd. Class A (XSHG)	1,120,600	708
	Montnets Rongxin Technology Group Co. Ltd. Class A	437,000	707
*	Elec-Tech International Co. Ltd. Class A	968,445	705
	Beijing SuperMap Software Co. Ltd. Class A	283,000	704
	Juneyao Airlines Co. Ltd. Class A	326,939	703
	Wutong Holding Group Co. Ltd. Class A	826,122	701
*	Unilumin Group Co. Ltd. Class A	308,200	700
3	Beijing GeoEnviron Engineering & Technology Inc. Class A	326,400	699
	Beijing Capital Development Co. Ltd. Class A (XSHG)	428,652	698
	Henan Zhongyuan Expressway Co. Ltd. Class A (XSHG)	876,400	697
	Shanghai Jiaoda Onlly Co. Ltd. Class A	651,750	696
	Yinchuan Xinhua Commercial Group Co. Ltd. Class A	212,170	696
	Shanghai Huayi Group Corp. Ltd. Class A	449,976	695
*	Guangdong Dowstone Technology Co. Ltd. Class A	98,500	695
*	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd. Class A	566,508	693
	Beijing Hualian Department Store Co. Ltd. Class A	1,344,700	692
	Skyworth Digital Co. Ltd. Class A (XSHE)	423,200	692
	Integrated Electronic Systems Lab Co. Ltd. Class A	423,130	692
*	Innuovo Technology Co. Ltd. Class A	676,055	691
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSHG)	294,500	690
*	Shaanxi J&R Optimum Energy Co. Ltd. Class A (XSEC)	464,186	689
	Luolai Lifestyle Technology Co. Ltd. Class A (XSEC)	362,895	687
	Henan Splendor Science & Technology Co. Ltd. Class A	514,800	686
	Cosmos Group Co. Ltd. Class A	876,400	685
*,3	Guangdong HEC Technology Holding Co. Ltd. Class A (XSSC)	622,738	685
	Shenzhen Center Power Tech Co. Ltd. Class A	252,250	685
*	Datong Coal Industry Co. Ltd. Class A (XSHG)	721,035	684
	Kingfa Sci & Tech Co. Ltd. Class A (XSSC)	755,423	683
*	Zhejiang Wanjia Co. Ltd. Class A	493,970	683
*	China First Heavy Industries Class A (XSSC)	1,118,300	682
*	PKU Healthcare Corp. Ltd. Class A	476,696	681
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	162,987	679
	ZYNP Corp. Class A	447,900	679
	Hongbaoli Group Corp. Ltd. Class A	714,859	677
*	Jiangsu Zongyi Co. Ltd. Class A	611,800	676
*	Hubei Kaile Science & Technology Co. Ltd. Class A (XSSC)	146,423	676
	Hisense Electric Co. Ltd. Class A (XSSC)	295,362	676
	Shenzhen Click Technology Co. Ltd. Class A	257,800	675
*	Guangzhou KingTeller Technology Co. Ltd. Class A	817,028	675
	Nanjing Xinlian Electronics Co. Ltd. Class A	771,541	673
	Lanzhou Great Wall Electrical Co. Ltd. Class A	584,000	673
	Toyou Feiji Electronics Co. Ltd. Class A	288,235	672
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (XSEC)	232,680	672
*	Sanxiang Impression Co. Ltd. Class A	645,800	671
	Neway Valve Suzhou Co. Ltd. Class A (XSHG)	251,288	671
*	Shandong Jinling Mining Co. Ltd. Class A	584,300	670
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSHG)	357,600	669
	Jiangling Motors Corp. Ltd. Class A	234,298	669
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A (XSHG)	254,200	667
	Beijing Dabeinong Technology Group Co. Ltd. Class A (XSEC)	710,400	667
	China National Software & Service Co. Ltd. Class A (XSSC)	242,434	666
	Xian International Medical Investment Co. Ltd. Class A	860,950	665
	Zhejiang Golden Eagle Co. Ltd. Class A	492,600	664
	Shenzhen Sunline Tech Co. Ltd. Class A	233,912	664
	Shandong Homey Aquatic Development Co. Ltd. Class A	1,296,098	663
	Welling Holding Ltd.	3,250,000	663
*	Steyr Motors Co. Ltd. Class A	519,800	661

38

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Qinghai Salt Lake Industry Co. Ltd. Class A (XSEC)	283,500	661
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	1,130,400	660
*,3	Digital China Group Co. Ltd. Class A (XSEC)	202,500	660
	Shanghai Shenqi Pharmaceutical Investment Management Co. Ltd. Class A	424,381	658
*	Ningbo Tuopu Group Co. Ltd. Class A (XSHG)	159,900	658
	Shanghai Belling Co. Ltd. Class A (XSSC)	350,844	658
*,3	Guizhou Chitianhua Co. Ltd. Class A	614,300	658
*	Grinm Advanced Materials Co. Ltd. Class A (XSSC)	449,200	658
3	Chongqing Dima Industry Co. Ltd. Class A	868,700	657
	Porton Fine Chemicals Ltd. Class A	321,250	657
	Fujian Longking Co. Ltd. Class A (XSHG)	245,222	657
	Bros Eastern Co. Ltd. Class A (XSHG)	778,810	656
	Zhejiang Chint Electrics Co. Ltd. Class A (XSSC)	170,624	656
	Hangzhou Cable Co. Ltd. Class A	505,100	655
	Neusoft Corp. Class A (XSHG)	275,400	653
	Hangzhou Shunwang Technology Co. Ltd. Class A (XSHE)	236,990	653
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSSC)	344,549	653
	Sanlux Co. Ltd. Class A	412,600	653
	CTS International Logistics Corp. Ltd. Class A (XSSC)	370,600	653
	Guangbo Group Stock Co. Ltd. Class A	409,434	652
	Jiangsu Expressway Co. Ltd. Class A (XSHG)	428,998	652
*,3	Zhonglu Co. Ltd. Class A (XSSC)	189,037	652
	Hongbo Co. Ltd. Class A	358,650	651
	Greatoo Intelligent Equipment Inc.	1,407,600	650
	Shandong Sunway Petrochemical Engineering Co. Ltd. Class A	577,700	650
	Zhejiang Juhua Co. Ltd. Class A (XSHG)	367,800	650
	Tongyu Communication Inc. Class A	121,650	649
3	Harbin Pharmaceutical Group Co. Ltd. Class A (XSHG)	739,354	648
*	Tianjin Quanye Bazaar (Group) Co. Ltd. Class A	505,939	647
*	Shanghai Shenhua Holdings Co. Ltd. Class A	1,337,862	646
*	Yunnan Chihong Zinc & Germanium Co. Ltd. Class A (XSHG)	604,980	644
	Beijing Watertek Information Technology Co. Ltd. Class A (XSHE)	294,303	644
	Beijing Teamsun Technology Co. Ltd. Class A (XSSC)	420,486	644
	Hangzhou Zhongheng Electric Co. Ltd. Class A (XSHE)	325,667	644
*	Future Land Holdings Co. Ltd. Class A (XSSC)	208,808	644
	Xinjiang International Industry Co. Ltd. Class A	688,237	643
	Zhejiang Founder Motor Co. Ltd. Class A	378,586	643
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	562,085	642
*	SRE Group Ltd.	24,746,000	641
	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A (XSSC)	276,418	641
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSHE)	372,800	641
*	CITIC Heavy Industries Co. Ltd. Class A (XSSC)	831,227	641
	Shenzhen Absen Optoelectronic Co. Ltd. Class A	316,981	641
*	Tian Jin Global Magnetic Card Co. Ltd. Class A	557,171	639
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	396,095	639
*	Weichai Heavy Machinery Co. Ltd. Class A	398,324	638
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	74,225	637
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	529,350	635
	Jiangsu General Science Technology Co. Ltd. Class A	345,300	634
	Sinochem International Corp. Class A (XSHG)	414,700	633
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSSC)	334,854	633
	Yunda Holding Co. Ltd. Class A	81,588	632
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSSC)	707,781	631
	Sino-Platinum Metals Co. Ltd. Class A (XSSC)	190,878	631
	Wolong Real Estate Group Co. Ltd. Class A (XSSC)	662,901	630
	Global Top E-Commerce Co. Ltd. Class A (XSEC)	206,400	630
	Shanghai Zhezhong Group Co. Ltd. Class A	165,900	630
	Hangzhou Silan Microelectronics Co. Ltd. Class A (XSHG)	419,500	630
	Shandong Polymer Biochemicals Co. Ltd. Class A	587,400	629
*,^	Leyou Technologies Holdings Ltd.	2,435,000	628
	Jishi Media Co. Ltd. Class A (XSSC)	1,259,300	627
	SooChow Securities Co. Ltd. Class A (XSHG)	382,200	625
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	245,902	625
	Xiangtan Electric Manufacturing Co. Ltd. Class A (XSHG)	328,934	623

39

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*,^	Boer Power Holdings Ltd.	2,418,000	623
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A (XSEC)	634,000	623
*	Donlinks International Investment Co. Ltd. Class A	450,400	622
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	385,700	621
*,3	Zhonghe Co. Ltd. Class A	404,301	620
*	Orient Group Inc. Class A (XSHG)	821,470	619
	FSPG Hi-Tech Co. Ltd. Class A	556,700	619
	Fiyta Holdings Ltd. Class B	681,898	618
	Shenzhen Minkave Technology Co. Ltd. Class A	163,100	617
	Dalian Friendship Group Class A	491,252	616
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSSC)	348,522	616
*	COSCO SHIPPING Holdings Co. Ltd. Class A	587,790	615
	Shenzhen Tempus Global Travel Holdings Ltd. Class A	281,100	614
	Shanghai Jahwa United Co. Ltd. Class A (XSSC)	110,843	614
*	Qinchuan Machine Tool & Tool Group Co. Ltd. Class A	549,605	614
	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSSC)	416,916	613
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSHG)	655,100	613
	Shenzhen Hongtao Decoration Co. Ltd. Class A	691,360	613
	Shanghai Lansheng Corp. Class A (XSSC)	238,891	613
	Beiqi Foton Motor Co. Ltd. Class A (XSSC)	1,333,710	610
	Laobaixing Pharmacy Chain JSC Class A (XSHG)	72,121	610
3	Goody Science & Technology Co. Ltd. Class A	185,304	610
	China Avionics Systems Co. Ltd. Class A (XSHG)	262,584	610
	Chengdu Xinzhu Road & Bridge Machinery Co. Ltd. Class A	482,514	609
	Tangel Publishing Co. Ltd. Class A	408,820	609
	Zhefu Holding Group Co. Ltd. Class A	862,700	608
	Jiangzhong Pharmaceutical Co. Ltd. Class A (XSSC)	128,400	607
	Chunghsin Technology Group Co. Ltd. Class A	225,463	607
*	Huayi Electric Co. Ltd. Class A (XSSC)	293,437	607
	Shanghai Wanye Enterprises Co. Ltd. Class A (XSSC)	323,932	606
	China Molybdenum Co. Ltd. Class A (XSHG)	558,700	605
	Jinfa Labi Maternity & Baby Articles Co. Ltd. Class A	197,340	603
*	Guangdong Guangzhou Daily Media Co. Ltd. Class A	730,428	603
	Beibu Gulf Tourism Corp. Ltd. Class A	164,200	601
*	Shenzhen Textile Holdings Co. Ltd. Class A	361,875	600
*	Dongfang Electric Corp. Ltd. Class A (XSHG)	368,700	600
	Changzheng Engineering Co. Ltd. Class A (XSSC)	171,551	599
	Zhejiang Wanma Co. Ltd. Class A	383,972	599
3	Beijing Shiji Information Technology Co. Ltd. Class A (XSEC)	165,412	598
	Zhejiang Daily Digital Culture Group Co. Ltd. (XSSC)	241,888	597
	Jiangsu Zhongli Group Co. Ltd. Class A (XSEC)	279,049	596
	Shanghai AJ Group Co. Ltd. Class A (XSSC)	280,727	595
	Shanghai Tunnel Engineering Co. Ltd. Class A (XSSC)	412,700	594
	China Television Media Ltd. Class A (XSHG)	241,500	593
*,3	Cofco Biochemical Co. Ltd. Class A	292,300	593
	Chongqing Water Group Co. Ltd. Class A (XSHG)	575,000	593
	Beijing Gehua CATV Network Co. Ltd. Class A (XSHG)	270,900	592
	Guirenniao Co. Ltd. Class A (XSSC)	191,699	592
	Hunan Nanling Industry Explosive Material Co. Ltd. Class A	413,559	592
*	Hunan Huasheng Co. Ltd. Class A	610,598	591
*	Qinqin Foodstuffs Group Cayman Co. Ltd.	2,215,980	591
	Guizhou Red Star Developing Co. Ltd. Class A	321,100	590
*	Shantui Construction Machinery Co. Ltd. Class A	722,635	588
	Mayinglong Pharmaceutical Group Co. Ltd. Class A (XSHG)	179,100	588
	Beijing Urban Construction Investment & Development Co. Ltd. Class A (XSHG)	260,600	587
*	Jiangsu Yunyi Electric Co. Ltd. Class A	452,540	587
*	Jinduicheng Molybdenum Co. Ltd. Class A (XSHG)	501,200	586
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd. Class A	375,002	586
	COFCO Tunhe Sugar Co. Ltd. Class A	421,800	586
	Rizhao Port Co. Ltd. Class A (XSSC)	912,650	585
*	Hexing Electrical Co. Ltd. Class A	92,324	584
*,3	Jiangsu Protruly Vision Technology Group Co. Ltd. Class A (XSSC)	372,100	583
	Guangxi Guidong Electric Power Co. Ltd. Class A	616,200	583
	V V Food & Beverage Co. Ltd. Class A (XSSC)	772,770	582

40

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Sichuan Golden Summit Group Class A	314,600	582
	Ningbo Yunsheng Group Co. Ltd. Class A (XSSC)	210,795	581
	Shenzhen ESUN Display Co. Ltd. Class A	90,126	581
*	Beingmate Baby & Child Food Co. Ltd. Class A (XSHE)	387,500	580
	Jonjee High-Tech Industrial And Commercial Holding Co. Ltd. Class A (XSSC)	155,047	579
	Jiangsu Wanlin Modern Logistics Co. Ltd. Class A	329,200	579
*	CEC CoreCast Corp. Ltd. Class A	109,701	578
	Anhui Jianghuai Automobile Group Corp. Ltd. Class A (XSSC)	381,428	578
	Tongyu Heavy Industry Co. Ltd. Class A	1,451,300	576
	Beijing Easpring Material Technology Co. Ltd. Class A	130,000	574
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A (XSHG)	534,800	574
*	Shanghai Zhongyida Co. Ltd. Class A	527,500	572
*	Mesnac Co. Ltd. Class A	438,189	572
*	Andon Health Co. Ltd. Class A	324,156	571
3	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSHG)	167,497	570
	Nanjing Panda Electronics Co. Ltd. Class A (XSSC)	375,700	569
*	Nanjing Huadong Electronics Information & Technology Co. Ltd. Class A	1,322,852	569
	Fujian Sunner Development Co. Ltd. Class A (XSEC)	240,967	567
	Zhejiang Hangmin Co. Ltd. Class A (XSHG)	318,100	566
*	Jinxi Axle Co. Ltd. Class A (XSSC)	501,211	566
	Xiamen ITG Group Corp. Ltd. Class A (XSHG)	348,100	565
*,3	Beijing IRTOUCH Systems Co. Ltd. Class A	167,558	563
	Guangzhou Wondfo Biotech Co. Ltd. Class A	45,353	563
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSSC)	240,800	563
*	Zhejiang Jingu Co. Ltd. Class A	327,907	563
	Zhejiang Yankon Group Co. Ltd. Class A (XSHG)	625,675	563
	Jiangsu Fasten Co. Ltd. Class A	505,700	563
	Guangdong Delian Group Co. Ltd. Class A	634,135	562
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A (XSSC)	404,858	562
	Xiamen Tungsten Co. Ltd. Class A (XSHG)	134,000	562
	Suzhou Good-Ark Electronics Co. Ltd. Class A	480,300	561
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSSC)	236,600	561
*	Tianjin Songjiang Co. Ltd. Class A	685,700	560
	Guizhou Jiulian Industrial Explosive Material Development Co. Ltd. Class A	303,301	559
3	Sichuan Tianyi Science & Technology Co. Ltd. Class A	270,800	558
	Besttone Holdings Co. Ltd. Class A (XSSC)	218,900	557
*	Pang Da Automobile Trade Co. Ltd. Class A (XSHG)	1,316,800	556
	AECC Aero-Engine Control Co. Ltd. Class A	196,500	556
*	Betta Pharmaceuticals Co. Ltd. Class A	53,200	555
	Sichuan EM Technology Co. Ltd. Class A (XSHG)	537,500	555
3	Shanghai Yuyuan Tourist Mart Co. Ltd. Class A (XSHG)	324,100	554
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	449,450	553
*	Saturday Co. Ltd. Class A	413,568	553
	Xinjiang Yilite Industry Co. Ltd. Class A (XSSC)	148,688	552
*	China Hainan Rubber Industry Group Co. Ltd. Class A (XSSC)	589,600	552
	Gansu Qilianshan Cement Group Co. Ltd. Class A (XSHG)	306,100	551
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSHG)	557,401	551
	Guangdong Rongtai Industry Co. Ltd. Class A	540,200	550
	Shanghai Pret Composites Co. Ltd. Class A (XSEC)	138,869	550
	GD Power Development Co. Ltd. Class A (XSSC)	1,075,915	549
	Shenzhen Aisidi Co. Ltd. Class A	352,100	548
	Simei Media Co. Ltd. Class A	144,198	546
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	101,400	546
*	Linzhou Heavy Machinery Group Co. Ltd. Class A	695,460	545
	Hunan Investment Group Co. Ltd. Class A	490,600	542
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	532,600	542
	Shanghai New World Co. Ltd. Class A (XSSC)	314,400	541
*	Yunnan Copper Co. Ltd. Class A (XSEC)	259,200	541
*	Zhejiang Great Southeast Co. Ltd. Class A	1,101,400	540
	Kingfa Sci & Tech Co. Ltd. Class A (XSHG)	596,600	539
	Shaanxi Jinye Science Technology And Education Co. Ltd. Group Class A	435,808	537
	Nationz Technologies Inc. Class A	266,700	536
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSHG)	301,800	535
*	Inner Mongolia Pingzhuang Energy Co. Ltd. Class A	711,300	534

41

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Yueyang Xingchang Petrochemical Class A	228,952	534
*	Shen Zhen Mindata Holding Co. Ltd. Class A	424,200	533
	Hefei Meiling Co. Ltd. Class B	962,200	533
	Changchai Co. Ltd. Class B	954,342	533
	Aerosun Corp. Class A (XSSC)	276,162	532
	Shenzhen Comix Group Co. Ltd. Class A (XSHE)	197,593	532
*	Shanxi Guoxin Energy Corp. Ltd. Class A (XSHG)	434,126	531
*	Shanghai Yaoji Playing Card Co. Ltd. Class A	262,459	527
	Qtone Education Group Guandong Ltd. Class A	296,692	525
	Ningbo Shanshan Co. Ltd. Class A (XSHG)	159,200	525
	Hisense Electric Co. Ltd. Class A (XSHG)	229,200	524
	Dongjiang Environmental Co. Ltd.	339,600	521
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSSC)	597,218	521
	Sunward Intelligent Equipment Co. Ltd. Class A	424,600	521
	Anhui Heli Co. Ltd. Class A (XSHG)	333,240	520
*	Rongan Property Co. Ltd. Class A	814,200	520
	Nanjing Gaoke Co. Ltd. Class A (XSHG)	232,200	520
	North Navigation Control Technology Co. Ltd. Class A (XSHG)	256,600	519
	Chengdu Wintrue Holding Co. Ltd. Class A	479,170	517
	Jiangsu Yueda Investment Co. Ltd. Class A (XSSC)	486,700	516
	Sichuan Changhong Electric Co. Ltd. Class A (XSHG)	917,600	515
*	Chengdu Techcent Environment Co. Ltd. Class A	215,300	515
*	Avic Aviation High-Technology Co. Ltd. Class A (XSSC)	300,067	515
	Aerospace Communications Holding Group Co. Ltd. Class A	256,319	514
*	China Tungsten And Hightech Materials Co. Ltd. Class A	259,900	513
*	Yueyang Forest & Paper Co. Ltd. Class A (XSSC)	402,600	513
	Sichuan Hebang Biotechnology Co. Ltd. Class A (XSHG)	1,495,340	512
	Tibet Urban Development and Investment Co. Ltd. Class A (XSSC)	267,344	512
*	China Hi-Tech Group Co. Class A (XSHG)	449,600	512
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSSC)	430,333	511
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	270,600	509
	Loncin Motor Co. Ltd. Class A (XSHG)	448,250	505
3	Leshi Internet Information & Technology Corp. Beijing Class A (XSEC)	218,000	504
*	Guangdong Provincial Expressway Development Co. Ltd. Class A	392,500	504
	Changzhou Qianhong Biopharma Co. Ltd. Class A (XSEC)	553,950	504
	Western Region Gold Co. Ltd. Class A	194,400	503
*	Shanghai Metersbonwe Fashion & Accessories Co. Ltd. Class A	926,300	503
*,3	Citic Offshore Helicopter Co. Ltd. Class A	296,000	503
	Shenzhen Silver Basis Technology Co. Ltd. Class A	266,346	502
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSHG)	371,300	500
	Guangdong Xinhui Meida Nylon Co. Ltd. Class A	337,800	500
	Xinjiang Tianye Co. Ltd. Class A	370,020	499
	Sino Wealth Electronic Ltd. Class A	99,113	496
	NSFOCUS Information Technology Co. Ltd. Class A	343,400	496
	Shanghai Pudong Road & Bridge Construction Co. Ltd. Class A (XSHG)	301,900	495
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSSC)	721,600	494
*,3	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSHG)	115,300	494
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSHG)	306,240	493
*	Liaoning Cheng Da Co. Ltd. Class A (XSHG)	176,400	493
*	North Industries Group Red Arrow Co. Ltd. Class A	329,543	493
	Zhejiang Jingxing Paper JSC Ltd. Class A	490,500	492
	Sinoma International Engineering Co. Class A (XSHG)	361,650	492
	Anhui Xinli Finance Co. Ltd. Class A	239,800	491
*	Beijing Haohua Energy Resource Co. Ltd. Class A (XSSC)	386,714	491
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	153,600	491
	Dawning Information Industry Co. Ltd. Class A (XSHG)	83,200	490
	Pacific Securities Co. Ltd. Class A (XSHG)	821,535	490
	Zhejiang Hangmin Co. Ltd. Class A (XSSC)	274,993	489
*	Bestway Marine & Energy Technology Co. Ltd. Class A	401,050	489
	Sichuan Haite High-tech Co. Ltd. Class A	302,880	489
*	Konka Group Co. Ltd. Class A	535,900	488
*	Qingdao Kingking Applied Chemistry Co. Ltd. Class A	141,100	488
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A (XSHG)	188,500	487
*	Zhejiang Guangsha Co. Ltd. Class A	706,650	485

42

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Shandong Minhe animal Husbandry Co. Ltd. Class A	222,583	485
*	Nanning Sugar Industry Co. Ltd. Class A	296,059	485
	Xiamen Faratronic Co. Ltd. Class A (XSHG)	58,248	484
	Luyin Investment Group Co. Ltd. Class A	515,800	484
	Long Yuan Construction Group Co. Ltd. Class A (XSHG)	281,700	483
*	Oriental Times Media Corp. Class A (XSEC)	342,456	483
*	Rightway Holdings Co. Ltd. Class A	757,300	482
*	CITIC Heavy Industries Co. Ltd. Class A (XSHG)	624,200	481
*	Tianjin Tianhai Investment Co. Ltd. Class A	527,800	481
	Lao Feng Xiang Co. Ltd. Class A (XSSC)	75,384	481
	Rastar Group Class A	431,500	480
*	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	458,800	480
	Dashang Group Co. Ltd. Class A (XSHG)	84,700	480
	Shanghai Feilo Acoustics Co. Ltd. Class A (XSSC)	270,600	480
	Time Publishing and Media Co. Ltd. Class A (XSSC)	239,408	478
	Xinjiang Tianfu Energy Co. Ltd. Class A (XSHG)	425,800	477
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSSC)	237,100	476
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSSC)	161,950	474
*	Xinjiang Sailimu Modern Agriculture Co. Ltd. Class A	580,800	474
	Shinva Medical Instrument Co. Ltd. Class A (XSHG)	184,248	473
	Sufa Technology Industry Co. Ltd. CNNC Class A	190,700	472
*	Beijing Shougang Co. Ltd. Class A (XSEC)	467,100	470
*	TDG Holdings Co. Ltd. Class A	320,500	469
*	China Aerospace Times Electronics Co. Ltd. Class A (XSSC)	373,500	467
	Lifan Industry Group Co. Ltd. Class A (XSSC)	388,900	466
	China World Trade Center Co. Ltd. Class A (XSHG)	172,500	466
*	Yueyang Forest & Paper Co. Ltd. Class A (XSHG)	365,300	465
	Shanxi Xishan Coal & Electricity Power Co. Ltd. Class A (XSEC)	317,700	465
*	Shandong Wohua Pharmaceutical Co. Ltd. Class A	238,400	465
	China Oilfield Services Ltd. Class A	270,177	465
*	Changshu Tianyin Electromechanical Co. Ltd. Class A	188,393	464
	Linewell Software Co. Ltd. Class A	266,576	463
	Deluxe Family Co. Ltd. Class A (XSSC)	437,436	463
	Far East Smarter Energy Co. Ltd. Class A (XSHG)	455,060	462
3	Huachangda Intelligent Equipment Group Co. Ltd. Class A	178,356	462
	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSSC)	696,286	461
	Shenzhen Prolto Supply Chain Management Co. Ltd. Class A	193,329	461
*,3	Chongqing Iron & Steel Co. Ltd. Class A (XSHG)	1,419,100	460
*	Shandong Hongda Mining Co. Ltd. Class A (XSHG)	250,782	458
	Huawei Culture Co. Ltd. Class A (XSEC)	351,400	457
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSSC)	351,094	457
	Nanjing Central Emporium Class A (XSHG)	358,100	457
	Guangzhou Development Group Inc. Class A (XSHG)	427,000	456
*,3	Guangdong HEC Technology Holding Co. Ltd. Class A (XSHG)	414,200	456
	Xinjiang Joinworld Co. Ltd. Class A (XSHG)	446,160	455
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	251,700	454
	Huawei Culture Co. Ltd. Class A (XSHE)	348,240	453
	Lucky Film Co. Class A (XSSC)	219,191	453
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	82,109	452
*	Ningbo Fuda Co. Ltd. Class A	692,700	452
*	Xiamen 35.com Technology Co. Ltd. Class A	289,600	452
	Shanghai Maling Aquarius Co. Ltd. Class A (XSHG)	323,200	451
	Southwest Securities Co. Ltd. Class A (XSHG)	547,606	451
	Zhejiang Semir Garment Co. Ltd. Class A (XSEC)	393,200	451
*	Shanghai DZH Ltd. Class A	556,241	450
	KPC Pharmaceuticals Inc. Class A (XSHG)	280,088	449
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A (XSEC)	395,100	447
	Meidu Energy Corp. Class A (XSHG)	496,400	446
*,3	Zhongyuan Union Cell & Gene Engineering Corp. Ltd. Class A (XSSC)	103,883	445
	Ningbo BaoSi Energy Equipment Co. Ltd. Class A	115,541	443
	Sichuan Changhong Electric Co. Ltd. Class A (XSSC)	787,438	442
*	Anshan Heavy Duty Mining Machinery Co. Ltd. Class A	164,300	442
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSSC)	533,520	440
	Jiangxi Zhengbang Technology Co. Ltd. Class A (XSEC)	528,000	440

43

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Dashang Group Co. Ltd. Class A (XSSC)	77,700	440
China National Medicines Corp. Ltd. Class A (XSSC)	98,552	440
Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A (XSHG)	319,000	440
First Tractor Co. Ltd. Class A (XSHG)	352,300	439
* Xinhuanet Co. Ltd. Class A	102,200	437
* Beijing Interact Technology Co. Ltd. Class A	269,800	436
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class A (XSHG)	161,800	435
* Guangxi Radio and Television Information Network Corp. Ltd. Class A	392,102	435
* Shenzhen Noposion Agrochemicals Co. Ltd. Class A	383,200	434
Shanghai U9 Game Co. Ltd. Class A	318,000	433
* COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	730,576	433
Gansu Gangtai Holding Group Co. Ltd. Class A (XSHG)	226,680	433
MIG Unmobi Technology Inc. Class A	306,220	433
3 CSSC Offshore and Marine Engineering Group Co. Ltd. Class A (XSHG)	107,500	432
Wuxi Commercial Mansion Grand Orient Co. Ltd. Class A (XSHG)	357,771	432
Guangdong Silver Age Sci & Tech Co. Ltd. Class A	165,995	431
Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A (XSHG)	683,200	430
Skyworth Digital Co. Ltd. Class A (XSEC)	262,900	430
Dalian Port PDA Co. Ltd. Class A	958,410	430
Lecron Internet Media Industry Co. Ltd. Class A	178,500	429
Changjiang & Jinggong Steel Building Group Co. Ltd. Class A (XSHG)	590,400	428
Shanghai Shenda Co. Ltd. Class A (XSSC)	280,493	428
Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSHG)	385,200	428
* Shenzhen Fountain Corp. Class A	599,700	428
* Xiamen XGMA Machinery Co. Ltd. Class A	600,000	427
3 Shenzhen Capstone Industrial Co. Ltd. Class A	142,240	424
* Suzhou China Create Special Material Co. Ltd.	182,800	424
Eastern Communications Co. Ltd. Class A (XSHG)	392,200	424
Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A (XSEC)	222,700	424
* Lander Sports Development Co. Ltd. Class A	448,950	422
Top Resource Conservation & Environment Corp. Class A	364,100	422
Beijing Philisense Technology Co. Ltd. Class A (XSEC)	335,133	422
Dalian Huarui Heavy Industry Group Co. Ltd. Class A	683,920	421
Beijing Tongtech Co. Ltd. Class A	194,800	420
Ningbo David Medical Device Co. Ltd. Class A	182,500	419
Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	586,600	419
Zhejiang Ming Jewelry Co. Ltd. Class A	328,100	418
Guangzhou Great Power Energy & Technology Co. Ltd. Class A	87,300	417
Mianyang Fulin Precision Machining Co. Ltd. Class A	120,000	417
Hunan China Sun Pharmaceutical Machinery Co. Ltd. Class A	128,200	416
Central China Securities Co. Ltd. Class A (XSSC)	334,200	416
Pengqi Technology Development Co. Ltd. Class A (XSHG)	228,600	416
Talkweb Information System Co. Ltd. Class A (XSEC)	314,007	414
Universal Scientific Industrial Shanghai Co. Ltd. Class A (XSHG)	178,938	414
3 Chongqing Zongshen Power Machinery Co. Ltd. Class A	367,200	413
Beijing Bashi Media Co. Ltd. Class A (XSSC)	439,434	413
Jiangzhong Pharmaceutical Co. Ltd. Class A (XSHG)	87,100	412
Anhui Xinhua Media Co. Ltd. Class A (XSHG)	227,560	411
Maoye Commericial Co. Ltd. Class A (XSHG)	402,600	410
Ningbo Sanxing Electric Co. Ltd. Class A (XSHG)	258,500	410
Triumph Science & Technology Co. Ltd. Class A (XSSC)	309,550	409
Shanghai Maling Aquarius Co. Ltd. Class A (XSSC)	291,998	408
* China Security & Fire Co. Ltd. Class A (XSSC)	421,300	407
China Western Power Industrial Co. Ltd. Class A	249,800	407
* Shanghai Jielong Industry Group Corp. Ltd. Class A	418,400	404
Triangle Tyre Co. Ltd. Class A	113,100	403
China Railway Hi-tech Industry Co. Ltd. Class A (XSSC)	188,400	402
Jiangsu Yabang Dyestuff Co. Ltd. Class A (XSHG)	145,500	402
Xingmin Intelligent Transportation Systems Group Co. Ltd. Class A	245,226	401
V V Food & Beverage Co. Ltd. Class A (XSHG)	532,402	401
Luxin Venture Capital Group Co. Ltd. Class A (XSSC)	165,708	401
Joincare Pharmaceutical Group Industry Co. Ltd. Class A (XSHG)	237,600	401
Keda Group Co. Ltd. Class A (XSSC)	225,100	401
Glarun Technology Co. Ltd. Class A (XSHG)	105,660	399

44

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Sichuan Western Resources Holding Co. Ltd. Class A	315,200	398
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A (XSEC)	160,900	398
	China Pacific Insurance Group Co. Ltd. Class A (XSHG)	61,300	396
	Zhejiang Kaier New Materials Co. Ltd. Class A	208,000	395
	Fuan Pharmaceutical Group Co. Ltd. Class A	390,000	393
*	Jilin Yatai Group Co. Ltd. Class A (XSHG)	492,000	391
	Chengdu B-Ray Media Co. Ltd. Class A (XSSC)	439,200	391
	Wuxi Hodgen Technology Co. Ltd. Class A	228,121	391
	Shandong Lukang Pharma Class A	320,300	391
	Shanghai Yimin Commerce Group Co. Ltd. Class A (XSHG)	457,500	390
*	AECC Aero Science and Technology Co. Ltd. Class A (XSSC)	103,600	390
	Liaoning Wellhope Agri-Tech JSC Ltd. Class A (XSSC)	289,101	390
	Motic Xiamen Electric Group Co. Ltd. Class A	317,129	389
	China Harzone Industry Corp. Ltd. Class A	101,850	389
*	Fushun Special Steel Co. Ltd. Class A (XSSC)	440,720	388
*	Hainan Mining Co. Ltd. Class A (XSHG)	239,100	388
*,3	Chengdu Taihe Health Technology Group Inc. Ltd. Class A	282,917	388
	Sotech Smarter Equipment Co. Ltd. Class A	243,501	385
	Beijing Homyear Capital Holdings Co. Ltd. Class A (XSHG)	269,440	385
*,3	Yunnan Yunwei Co. Ltd. Class A	761,940	385
*	Huadian Heavy Industries Co. Ltd. Class A (XSHG)	414,676	385
*	Shanghai SK Petroleum & Chemical Equipment Corp. Ltd. Class A	253,600	383
	Beijing Gehua CATV Network Co. Ltd. Class A (XSSC)	173,800	380
*	Real Nutriceutical Group Ltd.	8,797,000	378
	Jiangsu Linyang Energy Co. Ltd. Class A (XSHG)	284,900	376
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A (XSHG)	627,400	376
	Time Publishing and Media Co. Ltd. Class A (XSHG)	187,800	375
	Rizhao Port Co. Ltd. Class A (XSHG)	580,400	372
	Zhejiang Qianjiang Biochem Class A	299,800	372
	Chengtun Mining Group Co. Ltd. Class A (XSHG)	286,400	372
*	Shanghai Zhongji Investment Holding Co. Ltd. Class A (XSSC)	129,600	371
	Guizhou Panjiang Refined Coal Co. Ltd. Class A (XSSC)	333,800	371
	Shandong Xiantan Co. Ltd. Class A	86,194	371
	Shanghai Industrial Development Co. Ltd. Class A (XSHG)	357,890	371
*	Shenyang Machine Tool Co. Ltd. Class A	262,000	369
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	613,100	368
	CCS Supply Chain Management Co. Ltd. Class A (XSHG)	188,300	368
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A (XSHG)	141,500	368
3	Baofeng Group Co. Ltd. Class A	120,363	367
*	Beijing Haohua Energy Resource Co. Ltd. Class A (XSHG)	286,200	363
	Beijing Sifang Automation Co. Ltd. Class A (XSHG)	266,300	363
*	Shenzhen Rapoo Technology Co. Ltd. Class A	120,590	363
*	Sichuan Guodong Construction Co. Ltd. Class A	570,200	363
*	Jinxi Axle Co. Ltd. Class A (XSHG)	321,000	362
	Shenguan Holdings Group Ltd.	6,646,000	362
	Shanghai Jiao Yun Co. Ltd. Class A (XSHG)	293,500	362
	Beijing Jingyuntong Technology Co. Ltd. Class A (XSHG)	450,160	361
	People.cn Co. Ltd. Class A (XSHG)	180,600	361
	Hangzhou Jiebai Group Co. Ltd. Class A (XSHG)	243,100	360
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSSC)	109,750	360
*	Jinzi Ham Co. Ltd. Class A	258,518	359
	Orient International Enterprise Ltd. Class A (XSSC)	151,830	359
	Guangzhou Zhiguang Electric Co. Ltd. Class A	377,400	359
	Guizhou Yibai Pharmaceutical Co. Ltd. Class A (XSHG)	178,600	358
	Ningbo Yunsheng Group Co. Ltd. Class A (XSHG)	129,300	356
	Gansu Yasheng Industrial Group Co. Ltd. Class A (XSHG)	519,200	356
	Angel Yeast Co. Ltd. Class A (XSSC)	81,788	356
*	Shanghai Yanshi Enterprise Development Co. Ltd. Class A	348,000	355
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Cla (XSHG)	332,200	355
	Hubei Broadcasting & Television Information Network Co. Ltd. Class A (XSEC)	205,897	354
*	Grinm Advanced Materials Co. Ltd. Class A (XSHG)	241,500	354
*	Pang Da Automobile Trade Co. Ltd. Class A (XSSC)	833,600	352
	Citychamp Dartong Co. Ltd. Class A (XSHG)	343,700	352
	Guangzhou Pearl River Industrial Development Co. Ltd. Class A (XSHG)	342,120	352

45

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Chongqing Machinery & Electric Co. Ltd.	2,886,000	351
	Henan Huanghe Whirlwind Co. Ltd. Class A (XSHG)	230,400	351
	Zhangjiagang Freetrade Science and Technology Co. Ltd. Class A (XSHG)	525,800	348
*,3	Jiangsu Nonghua Intelligent Agriculture Technology Co. Ltd. Class A	447,000	347
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSSC)	138,800	346
	Jiangsu Changjiang Electronics Technology Co. Ltd. Class A (XSHG)	105,300	345
	Bright Real Estate Group Co. Ltd. Class A (XSHG)	298,870	345
	Fangda Jinhua Chemical Technology Co. Ltd. Class A	202,350	342
	Tongkun Group Co. Ltd. Class A (XSHG)	141,000	342
	Southern Publishing & Media Co. Ltd. Class A	180,249	340
*	Geeya Technology Co. Ltd. Class A	344,900	339
*	Ningxia Younglight Chemicals Co. Ltd. Class A	131,734	339
	Guangdong Guanhao High-Tech Co. Ltd. Class A	423,300	339
	Huabei Expressway Co. Ltd. Class A	242,006	339
	Jiangsu Phoenix Property Investment Co. Ltd. Class A (XSHG)	409,000	338
	Henan Thinker Automatic Equipment Co. Ltd. Class A (XSHG)	41,500	336
	BBMG Corp. Class A (XSHG)	377,414	336
	Guomai Technologies Inc. Class A (XSEC)	238,886	335
	Shanghai Cooltech Power Co. Ltd. Class A	157,500	335
	Tian Di Science & Technology Co. Ltd. Class A (XSHG)	456,100	333
*	Oriental Times Media Corp. Class A (XSHE)	234,500	331
	Yabao Pharmaceutical Group Co. Ltd. Class A (XSHG)	270,400	330
	Shanghai Lonyer Fuels Co. Ltd. Class A	153,300	330
	JCHX Mining Management Co. Ltd. Class A (XSSC)	183,573	329
*	Hubei Wuchangyu Co. Ltd. Class A	320,300	329
2	CSC Financial Co. Ltd.	357,000	327
	Sinomach Automobile Co. Ltd. Class A (XSHG)	177,150	327
	Chongyi Zhangyuan Tungsten Co. Ltd. Class A	201,600	325
*	Gem-Year Industrial Co. Ltd. Class A (XSHG)	196,000	323
	China Coal Energy Co. Ltd. Class A (XSHG)	361,900	322
3	Addsino Co. Ltd. Class A	197,600	321
*,3	YongXing Special Stainless Steel Co. Ltd. Class A	75,068	319
	China Television Media Ltd. Class A (XSSC)	129,531	318
	China Railway Tielong Container Logistics Co. Ltd. Class A (XSSC)	189,300	318
3	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A (XSSC)	93,500	318
3	Nanjing Quanxin Cable Technology Co. Ltd. Class A	91,630	317
	Gansu Mogao Industrial Development Co. Ltd. Class A	174,820	315
	China Sports Industry Group Co. Ltd. Class A (XSHG)	156,000	313
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	86,376	312
*	Ningbo Tuopu Group Co. Ltd. Class A (XSSC)	75,737	312
	Camel Group Co. Ltd. Class A (XSHG)	146,600	311
	Changshu Fengfan Power Equipment Co. Ltd. Class A (XSHG)	263,500	310
	Huafa Industrial Co. Ltd. Zhuhai Class A (XSHG)	276,840	309
	Shenzhen Expressway Co. Ltd. Class A (XSHG)	206,700	305
	Besttone Holdings Co. Ltd. Class A (XSHG)	119,700	304
	Founder Technology Group Corp. Class A (XSHG)	533,300	303
*	Shanghai Fukong Interactive Entertainment Co. Ltd. Class A	105,700	303
	Guangzhou Automobile Group Co. Ltd. Class A (XSHG)	72,086	302
*	21Vianet Group Inc. ADR	40,027	301
	Lifan Industry Group Co. Ltd. Class A (XSHG)	250,700	301
*	Xiangxue Pharmaceutical Co. Ltd. Class A	207,900	300
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A (XSHG)	126,100	299
	Jangho Group Co. Ltd. Class A (XSHG)	193,400	298
	Shanghai Shenda Co. Ltd. Class A (XSHG)	195,100	298
	Shuangliang Eco-Energy Systems Co. Ltd. Class A (XSHG)	412,005	297
	Avic Heavy Machinery Co. Ltd. Class A (XSHG)	147,200	295
	Tianjin Benefo Tejing Electric Co. Ltd. Class A (XSHG)	247,500	294
	Wenfeng Great World Chain Development Corp. Class A (XSHG)	460,200	292
*	Shanghai Chinafortune Co. Ltd. Class A (XSHG)	165,500	288
3	Bright Oceans Inter-Telecom Corp. Class A (XSHG)	164,500	288
	Jiangxi Hongdu Aviation Industry Co. Ltd. Class A (XSHG)	123,000	288
	Shanghai Lansheng Corp. Class A (XSHG)	110,800	284
*	Fushun Special Steel Co. Ltd. Class A (XSHG)	322,000	284
*	Shandong Molong Petroleum Machinery Co. Ltd. Class A	377,928	282

46

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Wasu Media Holding Co. Ltd. Class A (XSHE)	133,500	282
	Anhui Expressway Co. Ltd. Class A	144,600	282
	Sinotrans Air Transportation Development Co. Ltd. Class A (XSHG)	96,100	281
	Zhuzhou Qianjin Pharmaceutical Co. Ltd. Class A (XSHG)	128,300	281
*	China Security & Fire Co. Ltd. Class A (XSHG)	286,000	276
	Beijing Teamsun Technology Co. Ltd. Class A (XSHG)	180,320	276
	Huayuan Property Co. Ltd. Class A (XSHG)	440,570	276
	Deluxe Family Co. Ltd. Class A (XSHG)	257,500	272
	Beijing Bohui Innovation Technology Co. Ltd. Class A	279,637	272
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSHG)	250,900	272
*	Jiangsu SINOJIT Wind Energy Technology Co. Ltd. Class A (XSHG)	441,600	271
	Yunnan Energy Investment Co. Ltd. Class A	153,900	270
	Keda Clean Energy Co. Ltd. Class A (XSSC)	140,100	270
	Shanghai Belling Co. Ltd. Class A (XSHG)	143,000	268
	China National Software & Service Co. Ltd. Class A (XSHG)	97,500	268
	Zhuzhou Times New Material Technology Co. Ltd. Class A (XSHG)	151,400	267
*	Bode Energy Equipment Co. Ltd. Class A	147,258	267
	Xinjiang Urban Construction Group Co. Ltd. Class A (XSSC)	162,900	265
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSHG)	345,800	264
	Zhuzhou Kibing Group Co. Ltd. Class A (XSHG)	356,400	263
*,^	Chongqing Iron & Steel Co. Ltd.	1,228,000	263
	Sichuan Languang Development Co. Ltd. Class A (XSSC)	202,266	262
*	Langfang Development Co. Ltd. Class A	142,100	261
*	Chang Jiang Shipping Group Phoenix Co. Ltd. Class A	341,600	260
	Shanghai New World Co. Ltd. Class A (XSHG)	149,800	258
	Jiangsu High Hope International Group Corp. Class A (XSSC)	252,100	257
*	Anyuan Coal Industry Group Co. Ltd. Class A (XSHG)	422,000	257
	Guangdong Sky Dragon Printing Ink Group Co. Ltd. Class A	269,170	256
	Ningxia Building Materials Group Co. Ltd. Class A (XSHG)	129,000	256
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A (XSSC)	333,600	255
*	Kingswood Enterprise Co. Ltd. Class A (XSHG)	348,200	254
	Xinjiang Guannong Fruit & Antler Group Co. Ltd. Class A (XSHG)	203,200	254
	Beijing HualuBaina Film & TV Co. Ltd. Class A	124,000	254
	Ningbo Joyson Electronic Corp. Class A (XSSC)	42,100	253
	Black Peony Group Co. Ltd. Class A (XSHG)	225,400	253
	Lingyun Industrial Corp. Ltd. Class A (XSHG)	98,200	253
	Guirenniao Co. Ltd. Class A (XSHG)	81,674	252
	Guangdong Ellington Electronics Technology Co. Ltd. Class A (XSHG)	101,000	252
	Shenzhen Chiwan Wharf Holdings Ltd. Class A	65,700	252
*	Shanghai 3F New Materials Co. Class A (XSHG)	121,500	250
*	Daphne International Holdings Ltd.	3,682,000	250
	Gree Real Estate Co. Ltd. Class A (XSHG)	271,320	249
	China Public Procurement Ltd.	9,029,600	249
*	Hainan Mining Co. Ltd. Class A (XSSC)	153,262	249
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSSC)	385,000	248
	Lucky Film Co. Class A (XSHG)	120,000	248
	Anhui Yingliu Electromechanical Co. Ltd. Class A (XSHG)	98,400	245
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A (XSHG)	374,934	242
	YUD Yangtze River Investment Industry Co. Ltd. Class A (XSHG)	89,650	241
*	Shougang Concord International Enterprises Co. Ltd.	8,074,000	237
	Wolong Electric Group Co. Ltd. Class A (XSHG)	180,200	237
	Shanghai Xinhua Media Co. Ltd. Class A (XSHG)	226,400	236
	Luxin Venture Capital Group Co. Ltd. Class A (XSHG)	97,300	235
	Guangdong Anjubao Digital Technology Co. Ltd. Class A	220,636	233
	Shenzhen Heungkong Holding Co. Ltd. Class A (XSHG)	454,350	232
*	Huadian Energy Co. Ltd. Class A	382,900	232
	Orient International Enterprise Ltd. Class A (XSHG)	97,700	231
*	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A (XSHG)	357,950	225
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSHG)	63,720	224
	Shanghai East China Computer Co. Ltd. Class A (XSHG)	72,280	224
	Yanzhou Coal Mining Co. Ltd. Class A (XSHG)	123,865	224
	TangShan Port Group Co. Ltd. Class A (XSHG)	300,960	223
	Sino-Platinum Metals Co. Ltd. Class A (XSHG)	67,500	223
	Wuxi Taiji Industry Co. Ltd. Class A (XSHG)	204,420	223

47

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	AECC Aero Science and Technology Co. Ltd. Class A (XSHG)	59,100	222
	Shaanxi Broadcast & TV Network Intermediary Co. Ltd. Class A (XSHG)	149,200	219
	Beijing North Star Co. Ltd. Class A (XSHG)	247,700	217
	Jiangsu Yueda Investment Co. Ltd. Class A (XSHG)	202,800	215
	Avic Heavy Machinery Co. Ltd. Class A (XSSC)	107,075	215
	Shantou Dongfeng Printing Co. Ltd. Class A (XSHG)	129,000	214
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A (XSHG)	136,600	212
	Henan Rebecca Hair Products Co. Ltd. Class A (XSHG)	247,320	212
	Wolong Real Estate Group Co. Ltd. Class A (XSHG)	220,900	210
	Shanghai Zhixin Electric Co. Ltd. Class A (XSHG)	209,544	209
	Triumph Science & Technology Co. Ltd. Class A (XSHG)	153,600	203
	Lanzhou LS Heavy Equipment Co. Ltd. Class A (XSHG)	129,885	202
	Shenzhen Gongjin Electronics Co. Ltd. Class A (XSSC)	125,048	201
	Tibet Urban Development and Investment Co. Ltd. Class A (XSHG)	104,570	200
*	Minmetals Development Co. Ltd. Class A (XSSC)	104,800	200
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A (XSHG)	98,300	199
	Qingdao Haier Co. Ltd. Class A (XSHG)	75,300	197
	Sichuan Expressway Co. Ltd. Class A (XSHG)	284,100	196
	Zhejiang Haiyue Co. Ltd. Class A (XSHG)	112,600	196
*	Shandong Jinjing Science & Technology Co. Ltd. Class A (XSHG)	275,100	196
	ChangjiangRunfa Medicine Co. Ltd. Class A	71,137	196
	EGing Photovoltaic Technology Co. Ltd. Class A (XSHG)	271,800	195
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSHG)	123,400	194
	Shanghai Zi Jiang Enterprise Group Co. Ltd. Class A (XSHG)	217,600	190
	Inspur Software Co. Ltd. Class A (XSHG)	64,900	190
	Beijing Bashi Media Co. Ltd. Class A (XSHG)	200,236	188
	Nanjing Panda Electronics Co. Ltd. Class A (XSHG)	124,000	188
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class A	60,430	187
	Changzheng Engineering Co. Ltd. Class A (XSHG)	53,100	185
	Baosheng Science and Technology Innovation Co. Ltd. Class A (XSHG)	226,566	185
	Zhejiang Feida Environmental Science & Technology Co. Ltd. Class A (XSHG)	101,500	183
	New China Life Insurance Co. Ltd. Class A (XSHG)	19,000	183
	Shanghai Qiangsheng Holding Co. Ltd. Class A (XSSC)	168,000	182
*	Global Bio-Chem Technology Group Co. Ltd.	10,418,000	182
	Aerosun Corp. Class A (XSHG)	90,800	175
	Hangzhou Sunyard System Engineering Co. Ltd. Class A (XSHG)	91,600	173
	Dongfeng Electronic Technology Co. Ltd. Class A (XSHG)	86,000	167
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A (XSSC)	348,000	163
	China Wafer Level CSP Co. Ltd. Class A (XSHG)	37,400	162
*,3	Chengdu Huaze Cobalt & Nickel Material Co. Ltd. Class A	84,700	160
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A (XSHG)	93,600	157
	Beijing Jingneng Power Co. Ltd. Class A (XSHG)	252,800	153
	Jiangsu Jiangnan High Polymer Fiber Co. Ltd. Class A (XSHG)	167,900	150
3	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSHG)	153,200	149
	Fujian Cement Inc. Class A (XSSC)	119,800	149
*	COSCO SHIPPING Development Co. Ltd. Class A (XSHG)	242,900	144
*	Sunny Loan Top Co. Ltd. Class A (XSHG)	94,700	139
	Zhejiang Medicine Co. Ltd. Class A (XSSC)	83,700	134
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSHG)	117,520	134
	Duzhe Publishing & Media Co. Ltd. Class A	93,800	133
	Huaxin Cement Co. Ltd. Class A (XSHG)	65,900	132
	China Wafer Level CSP Co. Ltd. Class A (XSSC)	29,828	129
	CECEP Wind-Power Corp. Class A (XSHG)	225,800	128
3	HPGC Renmintongtai Pharmaceutical Corp. Class A (XSSC)	69,000	127
*	Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd. Class A (XSSC)	74,500	119
*	Datong Coal Industry Co. Ltd. Class A (XSSC)	125,300	119
	Kailuan Energy Chemical Co. Ltd. Class A (XSSC)	121,600	118
	Hongfa Technology Co. Ltd. Class A (XSSC)	17,100	116
*	Canadian Solar Inc.	6,344	112
*	Yang Quan Coal Industry Group Co. Ltd. Class A (XSSC)	100,700	111
	SPIC Yuanda Environmental-Protection Co. Ltd. Class A (XSSC)	68,861	108
*	Guizhou Changzheng Tiancheng Holding Co. Ltd. Class A (XSHG)	81,200	106
	Chengdu B-Ray Media Co. Ltd. Class A (XSHG)	115,100	103
	Sichuan EM Technology Co. Ltd. Class A (XSSC)	97,800	101

48

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Silver Plaza Group Co. Ltd. Class A	78,132	98
^	Maoye International Holdings Ltd.	824,000	95
	Jiangsu Wuzhong Industrial Co. Class A (XSHG)	45,400	90
	China International Marine Containers Group Co. Ltd. Class A	30,200	88
*	Sinovel Wind Group Co. Ltd. Class A	321,200	87
	Huatai Securities Co. Ltd. Class A (XSHG)	28,800	85
*	Shandong Tyan Home Co. Ltd. Class A (XSSC)	51,734	84
*	Xinjiang Xinxin Mining Industry Co. Ltd.	577,000	79
*	EverChina International Holdings Co. Ltd.	3,240,669	77
	Anhui Kouzi Distillery Co. Ltd. Class A (XSHG)	10,400	76
*,3	Chongqing Iron & Steel Co. Ltd. Class A (XSSC)	206,200	67
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A (XSSC)	67,400	67
*,3	Zhonglu Co. Ltd. Class A (XSHG)	19,300	66
*	Xinjiang Qingsong Building Materials and Chemicals Group Co. Ltd. Class A (XSSC)	102,800	62
3	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	53,000	52
*	Shandong Hongda Mining Co. Ltd. Class A (XSSC)	27,800	51
*	Shanghai 3F New Materials Co. Class A (XSSC)	9,500	20
*	China Hi-Tech Group Co. Class A (XSSC)	16,500	19
	ENN Ecological Holdings Co. Ltd. Class A (XSSC)	8,300	18
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A (XSEC)	6,000	16
	Shanghai Fudan Forward S & T Co. Ltd. Class A (XSSC)	10,910	12
*	Hidili Industry International Development Ltd.	260,000	10
	Ping An Bank Co. Ltd. Class A (XSEC)	4,000	7
*,^,3	China Huishan Dairy Holdings Co. Ltd.	70,679,103	—
*	Achieve Life Sciences Inc.	2	—
*,3	Ya Hsin Industrial Co. Ltd.	5,306,018	—
			27,605,513
Colombia (0.4%)
	Bancolombia SA ADR	2,020,494	76,274
	Grupo de Inversiones Suramericana SA	3,977,199	50,492
	Interconexion Electrica SA ESP	6,706,081	29,363
	Cementos Argos SA	7,955,755	29,029
^	Ecopetrol SA ADR	2,348,335	26,043
	Almacenes Exito SA	4,149,579	22,289
	Ecopetrol SA	39,691,902	21,724
	Grupo de Inversiones Suramericana SA Preference Shares	1,715,888	21,186
	Grupo Aval Acciones y Valores Preference Shares	50,650,305	21,062
	Bancolombia SA	2,084,841	19,327
	Bancolombia SA Preference Shares	1,634,187	15,579
*	CEMEX Latam Holdings SA	3,359,151	11,904
	Banco Davivienda SA Preference Shares	1,203,378	11,860
	Grupo Aval Acciones y Valores SA ADR	1,305,808	10,864
	Cementos Argos SA Preference Shares	3,279,578	10,511
	Avianca Holdings SA Preference Shares	4,622,292	4,057
	Corp Financiera Colombiana SA	19,215	181
			381,745
Czech Republic (0.2%)
	CEZ AS	2,859,354	62,698
	Komercni banka as	1,426,544	61,336
2	Moneta Money Bank AS	9,522,154	32,544
	O2 Czech Republic AS	514,107	6,261
	Philip Morris CR AS	6,698	4,956
			167,795
Egypt (0.2%)
	Commercial International Bank Egypt SAE	17,331,283	77,465
*	Global Telecom Holding SAE	42,356,861	16,281
	Egyptian Financial Group-Hermes Holding Co.	9,519,251	12,668
	Talaat Moustafa Group	18,513,715	10,085
	ElSewedy Electric Co.	1,282,551	8,283
*	Orascom Construction Ltd.	742,891	5,954
*	Palm Hills Developments SAE	24,223,862	5,679
	Medinet Nasr Housing	8,105,802	4,857
	Telecom Egypt Co.	5,842,749	4,316

49

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Heliopolis Housing	2,338,420	4,040
*	Ezz Steel	3,558,889	3,508
*	Six of October Development & Investment	3,326,445	3,499
	Orascom Telecom Media And Technology Holding SAE	65,022,731	3,094
*	Pioneers Holding for Financial Investments SAE	5,084,349	2,733
	Sidi Kerir Petrochemicals Co.	2,204,960	2,658
	Oriental Weavers	2,557,341	2,639
*	Citadel Capital SAE	30,486,401	2,367
*	South Valley Cement	2,865,683	953
	Juhayna Food Industries	450,000	233
			171,312
Greece (0.4%)
	Hellenic Telecommunications Organization SA	4,090,468	48,610
*	Alpha Bank AE	23,386,134	46,631
	OPAP SA	3,692,957	41,378
*	National Bank of Greece SA	98,579,289	32,605
	JUMBO SA	1,753,073	28,181
*	Eurobank Ergasias SA	30,749,293	25,117
	Motor Oil Hellas Corinth Refineries SA	999,296	23,929
*	Mytilineos Holdings SA	1,839,726	19,263
	Titan Cement Co. SA	676,350	16,347
	Piraeus Bank SA	4,893,692	14,078
*	FF Group	500,563	10,487
	Hellenic Petroleum SA	985,436	8,702
	Grivalia Properties REIC AE	829,084	8,650
	Hellenic Exchanges SA	1,110,965	6,213
*	GEK Terna Holding Real Estate Construction SA	1,178,077	5,820
	Aegean Airlines SA	576,434	5,245
*	Ellaktor SA	2,232,976	4,246
	Fourlis Holdings SA	632,040	4,102
*	Holding Co. ADMIE IPTO SA	1,744,182	3,737
*	Public Power Corp. SA	1,713,062	3,713
	Athens Water Supply & Sewage Co. SA	342,138	2,453
	Terna Energy SA	380,426	1,849
			361,356
Hong Kong (0.1%)
*,2	China Resources Pharmaceutical Group Ltd.	20,014,000	24,381
*,^	HengTen Networks Group Ltd.	352,620,734	18,779
*,^	China Minsheng Financial Holding Corp. Ltd.	189,393,937	10,320
*,^	CMBC Capital Holdings Ltd.	77,870,000	6,802
*	Future World Financial Holdings Ltd.	580,618	12
*	Shougang Concord International Enterprises Co. Ltd. Rights Exp. 11/08/2017	8,074,000	4
			60,298
Hungary (0.4%)
	OTP Bank plc	4,233,311	170,669
*	MOL Hungarian Oil & Gas plc	7,667,872	91,828
	Richter Gedeon Nyrt	2,617,738	65,115
	Magyar Telekom Telecommunications plc	8,925,640	15,489
			343,101
India (11.9%)
	Reliance Industries Ltd.	55,243,365	803,162
	Housing Development Finance Corp. Ltd.	27,316,850	720,422
	Infosys Ltd.	32,815,428	467,228
	Tata Consultancy Services Ltd.	8,032,812	325,610
	Maruti Suzuki India Ltd.	2,110,560	267,749
	Axis Bank Ltd.	29,342,196	237,192
	Hindustan Unilever Ltd.	12,329,548	235,631
	ITC Ltd.	50,255,592	206,339
	Bharti Airtel Ltd.	22,375,173	171,893
	Sun Pharmaceutical Industries Ltd.	18,937,602	161,767
	Oil & Natural Gas Corp. Ltd.	53,891,530	159,240
	Vedanta Ltd.	29,271,884	150,273

50

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Bharat Petroleum Corp. Ltd.	17,541,208	146,764
* Yes Bank Ltd.	25,323,225	123,092
Indian Oil Corp. Ltd.	19,003,715	122,019
HCL Technologies Ltd.	9,166,052	121,132
* Tata Motors Ltd.	18,141,675	120,132
Eicher Motors Ltd.	231,011	115,062
Mahindra & Mahindra Ltd.	5,342,119	110,986
Larsen & Toubro Ltd.	5,867,146	110,816
Indiabulls Housing Finance Ltd.	5,681,795	109,237
Hero MotoCorp Ltd.	1,761,993	104,863
Coal India Ltd.	22,799,891	100,891
ICICI Bank Ltd.	21,068,102	98,764
NTPC Ltd.	34,992,918	97,992
Adani Ports & Special Economic Zone Ltd.	14,686,010	97,668
UltraTech Cement Ltd.	1,428,584	97,170
Asian Paints Ltd.	5,182,018	94,627
State Bank of India	20,002,365	94,467
JSW Steel Ltd.	21,537,650	86,054
Grasim Industries Ltd.	4,407,832	83,583
Bharti Infratel Ltd.	12,048,306	82,366
Zee Entertainment Enterprises Ltd.	9,787,273	81,963
Bajaj Finance Ltd.	2,898,046	80,600
UPL Ltd.	6,129,395	75,740
Hindustan Petroleum Corp. Ltd.	10,699,604	73,908
State Bank of India GDR	1,559,124	73,805
Bajaj Auto Ltd.	1,303,180	65,589
Hindalco Industries Ltd.	15,616,705	64,531
Godrej Consumer Products Ltd.	4,468,588	64,472
Tech Mahindra Ltd.	8,541,325	63,551
Piramal Enterprises Ltd.	1,462,866	62,098
Lupin Ltd.	3,880,974	61,640
Motherson Sumi Systems Ltd.	10,899,988	61,514
Ambuja Cements Ltd.	13,519,230	58,802
IndusInd Bank Ltd.	2,335,918	58,711
Cipla Ltd.	5,987,608	58,052
Wipro Ltd.	12,773,188	58,048
Aurobindo Pharma Ltd.	4,760,745	55,907
Shriram Transport Finance Co. Ltd.	3,089,421	55,775
Kotak Mahindra Bank Ltd.	3,498,983	55,403
Bajaj Finserv Ltd.	710,707	55,025
Titan Co. Ltd.	5,379,409	52,767
GAIL India Ltd.	7,287,619	52,369
* United Spirits Ltd.	1,081,639	50,998
Dabur India Ltd.	9,774,010	50,240
^ Wipro Ltd. ADR	9,344,001	50,084
Nestle India Ltd.	428,490	47,873
Tata Steel Ltd.	4,297,591	46,738
Power Grid Corp. of India Ltd.	14,078,119	46,058
Shree Cement Ltd.	155,472	45,474
Bosch Ltd.	139,458	45,284
LIC Housing Finance Ltd.	4,726,611	43,741
Marico Ltd.	8,544,069	41,613
Britannia Industries Ltd.	549,804	39,406
Vakrangee Ltd.	4,528,289	39,338
Ashok Leyland Ltd.	19,325,726	39,169
Bharat Forge Ltd.	3,576,536	38,603
* Idea Cellular Ltd.	25,362,302	36,382
Bharat Electronics Ltd.	12,446,730	35,511
Federal Bank Ltd.	18,847,272	35,489
Cadila Healthcare Ltd.	4,520,671	35,155
Mahindra & Mahindra Financial Services Ltd.	5,266,080	35,114
Dewan Housing Finance Corp. Ltd.	3,420,528	33,982
Rural Electrification Corp. Ltd.	12,280,199	32,869
Siemens Ltd.	1,630,622	32,071

51

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
^ Dr Reddy's Laboratories Ltd. ADR	877,840	31,927
Rajesh Exports Ltd.	2,487,939	30,077
Havells India Ltd.	3,992,457	29,920
Pidilite Industries Ltd.	2,458,684	29,710
2 ICICI Prudential Life Insurance Co. Ltd.	4,483,189	28,098
NMDC Ltd.	14,149,549	28,021
* Bharat Financial Inclusion Ltd.	1,722,766	25,982
Power Finance Corp. Ltd.	11,652,419	25,043
Edelweiss Financial Services Ltd.	5,757,353	25,037
Glenmark Pharmaceuticals Ltd.	2,617,336	24,964
Bharat Heavy Electricals Ltd.	16,419,658	24,860
Tata Power Co. Ltd.	18,722,231	24,563
Page Industries Ltd.	79,688	24,550
Dr Reddy's Laboratories Ltd.	657,542	24,530
ACC Ltd.	871,914	24,376
DLF Ltd.	7,827,428	24,362
Crompton Greaves Consumer Electricals Ltd.	6,970,704	23,831
Bajaj Holdings & Investment Ltd.	517,013	23,714
* Steel Authority of India Ltd.	19,310,562	23,274
Bank of Baroda	8,481,305	22,254
* Punjab National Bank	7,234,119	22,047
Hindustan Zinc Ltd.	4,513,578	21,994
L&T Finance Holdings Ltd.	7,024,469	21,840
Oracle Financial Services Software Ltd.	403,462	21,809
Reliance Capital Ltd.	2,441,496	21,798
United Breweries Ltd.	1,371,654	21,769
Divi's Laboratories Ltd.	1,552,172	21,158
Natco Pharma Ltd.	1,404,803	21,012
Colgate-Palmolive India Ltd.	1,275,741	20,970
TVS Motor Co. Ltd.	1,867,515	20,875
ABB India Ltd.	974,208	20,858
Sun TV Network Ltd.	1,560,224	20,640
IDFC Bank Ltd.	23,369,370	20,454
Apollo Hospitals Enterprise Ltd.	1,261,491	20,255
* Max Financial Services Ltd.	2,217,065	20,110
* Tata Motors Ltd. Class A	5,281,920	19,658
Emami Ltd.	989,904	19,246
Reliance Infrastructure Ltd.	2,447,238	19,030
Cummins India Ltd.	1,354,725	18,945
Alkem Laboratories Ltd.	642,914	18,604
Petronet LNG Ltd.	4,394,366	17,646
Info Edge India Ltd.	1,001,288	17,586
* Jindal Steel & Power Ltd.	6,790,238	17,108
MRF Ltd.	16,625	17,064
Mphasis Ltd.	1,592,935	17,056
Mindtree Ltd.	2,234,412	16,558
NHPC Ltd.	37,450,685	16,521
Dalmia Bharat Ltd.	355,311	16,430
CESC Ltd.	1,041,462	16,395
Berger Paints India Ltd.	3,873,333	15,929
Tata Communications Ltd.	1,489,399	15,751
GlaxoSmithKline Consumer Healthcare Ltd.	200,893	15,728
* Indiabulls Real Estate Ltd.	4,370,333	15,188
Jubilant Foodworks Ltd.	598,218	15,084
Oil India Ltd.	2,602,615	14,844
KRBL Ltd.	1,470,005	14,653
Apollo Tyres Ltd.	3,747,912	14,244
Castrol India Ltd.	2,297,508	14,192
Exide Industries Ltd.	4,341,212	14,015
Torrent Pharmaceuticals Ltd.	713,128	13,984
NBCC India Ltd.	3,442,960	13,846
Voltas Ltd.	1,564,857	13,721
Muthoot Finance Ltd.	1,740,248	13,260
Canara Bank	2,116,364	13,259

52

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Biocon Ltd.	2,379,397	13,209
2	InterGlobe Aviation Ltd.	663,463	12,798
*	Future Retail Ltd.	1,531,186	12,323
*	Bank of India	4,104,442	12,121
*,2	Avenue Supermarts Ltd.	683,995	12,052
	Jubilant Life Sciences Ltd.	1,192,837	11,805
	Kajaria Ceramics Ltd.	1,091,604	11,486
	AIA Engineering Ltd.	535,062	11,380
	Godrej Industries Ltd.	1,237,429	11,332
	Arvind Ltd.	1,819,766	11,279
	Kansai Nerolac Paints Ltd.	1,421,046	11,261
	Manappuram Finance Ltd.	7,205,137	11,234
	National Aluminium Co. Ltd.	7,586,457	11,212
*	GMR Infrastructure Ltd.	37,144,365	11,028
	GlaxoSmithKline Pharmaceuticals Ltd.	266,976	10,666
	NCC Ltd.	6,335,807	10,662
	Cholamandalam Investment and Finance Co. Ltd.	598,364	10,637
	Indian Hotels Co. Ltd. Rights Receipt Line	5,996,796	10,505
*	CG Power and Industrial Solutions Ltd.	8,185,947	10,490
	Tata Global Beverages Ltd.	2,983,312	10,470
*	Suzlon Energy Ltd.	39,675,885	10,400
	Balkrishna Industries Ltd.	385,900	10,183
	JSW Energy Ltd.	7,688,614	10,141
	Adani Enterprises Ltd.	4,959,216	10,141
	Whirlpool of India Ltd.	471,920	10,050
	GRUH Finance Ltd.	1,296,874	9,979
	Container Corp. of India Ltd.	459,938	9,822
	PI Industries Ltd.	769,682	9,764
	Ramco Cements Ltd.	876,223	9,756
	Gillette India Ltd.	104,178	9,602
	Strides Shasun Ltd.	711,782	9,116
	Mangalore Refinery & Petrochemicals Ltd.	4,132,814	9,084
	PC Jeweller Ltd.	1,651,728	8,951
	Oberoi Realty Ltd.	1,210,268	8,870
	Torrent Power Ltd.	2,113,931	8,853
	Supreme Industries Ltd.	501,807	8,765
	Century Textiles & Industries Ltd.	408,949	8,592
	Care Ratings Ltd.	367,555	8,546
	Hexaware Technologies Ltd.	1,941,490	8,544
	Indraprastha Gas Ltd.	348,793	8,534
	Coromandel International Ltd.	1,037,846	8,256
	PVR Ltd.	383,335	8,212
	Sundaram Finance Ltd.	298,957	8,110
	Prestige Estates Projects Ltd.	1,705,656	8,014
	Karur Vysya Bank Ltd.	3,970,945	7,788
	Ceat Ltd.	297,289	7,691
	Persistent Systems Ltd.	760,664	7,661
*	Adani Power Ltd.	15,060,774	7,624
*	IDBI Bank Ltd.	7,844,091	7,585
	Redington India Ltd.	3,065,067	7,466
	Gujarat Pipavav Port Ltd.	3,312,856	7,254
*	Sun Pharma Advanced Research Co. Ltd.	1,115,603	7,231
*	TI Financial Holdings Ltd.	559,898	7,200
	Indian Bank	1,471,239	7,155
	Bayer CropScience Ltd.	118,799	7,075
	Jain Irrigation Systems Ltd.	4,416,342	7,002
	IRB Infrastructure Developers Ltd.	1,852,943	6,958
	Welspun India Ltd.	6,708,669	6,946
	KPIT Technologies Ltd.	3,021,488	6,921
*	Reliance Power Ltd.	10,547,220	6,648
	Amara Raja Batteries Ltd.	606,400	6,556
	Wockhardt Ltd.	638,923	6,389
*	Union Bank of India	2,335,536	6,368
*	Just Dial Ltd.	883,195	6,356

53

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Ajanta Pharma Ltd.	335,362	6,320
* Aditya Birla Fashion and Retail Ltd.	2,604,733	6,312
Balrampur Chini Mills Ltd.	2,358,961	6,254
Engineers India Ltd.	2,176,470	6,236
Srei Infrastructure Finance Ltd.	3,494,023	6,195
IDFC Ltd.	6,285,732	6,116
Blue Dart Express Ltd.	93,488	6,053
Cox & Kings Ltd.	1,482,559	5,987
Gujarat State Petronet Ltd.	1,882,808	5,948
eClerx Services Ltd.	296,539	5,862
Thermax Ltd.	374,651	5,734
India Cements Ltd.	1,889,968	5,671
Gujarat Fluorochemicals Ltd.	392,000	5,633
Sadbhav Engineering Ltd.	1,132,623	5,533
* Adani Transmissions Ltd.	1,717,547	5,519
* Jaiprakash Associates Ltd.	18,964,999	5,423
WABCO India Ltd.	55,063	5,417
* Sintex Plastics Technology Ltd.	3,750,442	5,382
Great Eastern Shipping Co. Ltd.	878,930	5,298
Ipca Laboratories Ltd.	641,603	5,283
* Mahindra CIE Automotive Ltd.	1,362,555	5,270
* Reliance Communications Ltd.	19,685,598	5,200
GE T&D India Ltd.	842,761	5,089
PTC India Ltd.	2,630,256	5,003
* Fortis Healthcare Ltd.	2,228,849	4,954
Sanofi India Ltd.	75,136	4,850
Repco Home Finance Ltd.	504,928	4,827
Jindal Saw Ltd.	2,501,190	4,823
* Dish TV India Ltd.	3,989,003	4,787
Gujarat Gas Ltd.	336,484	4,740
Karnataka Bank Ltd.	1,855,436	4,661
2 Syngene International Ltd.	596,693	4,660
* Hindustan Construction Co. Ltd.	7,450,944	4,597
SRF Ltd.	173,316	4,523
Symphony Ltd.	199,171	4,496
* Housing Development & Infrastructure Ltd.	4,877,229	4,452
Alembic Pharmaceuticals Ltd.	569,208	4,442
Sobha Ltd.	553,058	4,348
South Indian Bank Ltd.	8,957,774	4,233
* Oriental Bank of Commerce	1,934,227	4,210
Pfizer Ltd.	153,189	4,107
Bajaj Corp. Ltd.	568,659	4,089
* IFCI Ltd.	10,892,947	4,081
* Syndicate Bank	3,117,293	3,975
Chambal Fertilizers and Chemicals Ltd.	1,697,887	3,953
Kaveri Seed Co. Ltd.	430,711	3,827
Radico Khaitan Ltd.	1,118,798	3,791
Welspun Corp. Ltd.	1,668,231	3,780
* Unitech Ltd.	34,945,519	3,623
* TV18 Broadcast Ltd.	5,100,914	3,435
Multi Commodity Exchange of India Ltd.	206,525	3,364
* Aditya Birla Capital Ltd.	1,182,115	3,247
* Reliance Home Finance Ltd.	2,388,370	3,199
2 Dr Lal PathLabs Ltd.	266,448	3,180
VA Tech Wabag Ltd.	344,406	3,124
Motilal Oswal Financial Services Ltd.	140,234	2,978
* Indian Overseas Bank	7,504,203	2,927
Gateway Distriparks Ltd.	712,092	2,915
Vijaya Bank	2,789,455	2,843
* Jammu & Kashmir Bank Ltd.	2,201,271	2,816
* Equitas Holdings Ltd.	1,189,264	2,707
* Bajaj Hindusthan Sugar Ltd.	11,726,716	2,702
* Allahabad Bank	2,197,982	2,663
Raymond Ltd.	186,308	2,567

54

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
* Central Bank of India	1,990,196	2,514
* Jet Airways India Ltd.	277,508	2,507
Sintex Industries Ltd.	6,043,284	2,491
Gujarat Mineral Development Corp. Ltd.	906,524	2,453
* RattanIndia Power Ltd.	27,653,128	2,434
* JM Financial Ltd.	951,614	2,423
Escorts Ltd.	196,759	2,314
* Corp Bank	3,209,758	2,246
* Shipping Corp. of India Ltd.	1,518,067	2,166
Varun Beverages Ltd.	268,886	2,091
* Indian Hotels Co. Ltd. Rights Exp. 10/27/2017	1,185,304	2,072
Marksans Pharma Ltd.	2,886,931	1,997
* UCO Bank	3,911,966	1,958
* Godrej Properties Ltd.	181,657	1,906
Indiabulls Ventures Ltd.	409,542	1,808
* Rolta India Ltd.	2,063,604	1,794
ICICI Bank Ltd. ADR	180,190	1,649
2 Laurus Labs Ltd.	169,197	1,406
* Shree Renuka Sugars Ltd.	6,112,736	1,361
* DEN Networks Ltd.	890,858	1,179
* Andhra Bank	1,075,660	1,097
GE Power India Ltd.	77,455	814
Infosys Ltd. ADR	54,158	804
* Amtek Auto Ltd.	1,547,517	591
* Karur Vysya Bank Ltd. Rights Exp. 11/10/2017	654,344	514
* Reliance Naval and Engineering Ltd.	465,415	390
McLeod Russel India Ltd.	126,557	325
* Videocon Industries Ltd.	1,311,966	323
2 Reliance Industries Ltd. GDR	2,576	74
* JITF Infralogistics Ltd.	93,891	55
HDFC Bank Ltd. ADR	393	36
		10,544,015
Indonesia (2.3%)
Bank Central Asia Tbk PT	164,469,711	253,356
Telekomunikasi Indonesia Persero Tbk PT	809,389,335	241,495
Bank Rakyat Indonesia Persero Tbk PT	181,225,180	208,500
Astra International Tbk PT	340,985,877	201,136
Bank Mandiri Persero Tbk PT	322,285,105	167,396
Bank Negara Indonesia Persero Tbk PT	128,482,542	72,023
Unilever Indonesia Tbk PT	19,277,756	70,501
United Tractors Tbk PT	26,822,732	68,550
Indofood Sukses Makmur Tbk PT	76,873,566	46,474
Hanjaya Mandala Sampoerna Tbk PT	150,554,737	44,156
Gudang Garam Tbk PT	8,146,515	42,043
Semen Indonesia Persero Tbk PT	49,658,507	39,897
Kalbe Farma Tbk PT	336,821,783	39,736
Indocement Tunggal Prakarsa Tbk PT	23,013,667	38,081
Charoen Pokphand Indonesia Tbk PT	128,836,631	31,353
Adaro Energy Tbk PT	230,743,552	31,052
Matahari Department Store Tbk PT	41,069,832	26,032
Indofood CBP Sukses Makmur Tbk PT	39,662,406	25,744
Perusahaan Gas Negara Persero Tbk PT	176,699,300	23,975
Bank Danamon Indonesia Tbk PT	59,252,896	22,289
Ciputra Development Tbk PT	237,933,685	21,231
Jasa Marga Persero Tbk PT	43,094,600	20,654
Surya Citra Media Tbk PT	112,121,400	17,780
Pakuwon Jati Tbk PT	382,057,600	17,743
Tower Bersama Infrastructure Tbk PT	34,172,912	17,172
Lippo Karawaci Tbk PT	331,996,111	16,894
Bumi Serpong Damai Tbk PT	129,601,800	16,449
* XL Axiata Tbk PT	65,978,205	16,445
AKR Corporindo Tbk PT	26,478,200	14,548
Summarecon Agung Tbk PT	179,798,364	13,724
Tambang Batubara Bukit Asam Persero Tbk PT	15,382,748	13,018

55

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Indo Tambangraya Megah Tbk PT	7,943,608	13,004
	Bank Tabungan Negara Persero Tbk PT	58,915,700	11,989
	Media Nusantara Citra Tbk PT	98,255,050	11,300
	Waskita Karya Persero Tbk PT	65,017,500	10,164
	Ace Hardware Indonesia Tbk PT	107,840,900	9,980
	Semen Baturaja Persero TBK PT	42,272,298	8,696
	Japfa Comfeed Indonesia Tbk PT	84,966,600	8,617
	Pembangunan Perumahan Persero Tbk PT	40,579,822	8,531
*	Aneka Tambang Persero Tbk PT	163,063,652	7,755
*	Vale Indonesia Tbk PT	34,477,991	7,478
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	39,908,700	7,210
	Astra Agro Lestari Tbk PT	6,523,962	7,012
	Wijaya Karya Persero Tbk PT	45,193,059	6,565
	Link Net Tbk PT	15,591,000	5,733
*	Medco Energi Internasional Tbk PT	94,778,716	5,527
	Global Mediacom Tbk PT	123,817,489	5,340
	Alam Sutera Realty Tbk PT	175,617,300	5,262
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	40,605,400	4,521
	Mitra Adiperkasa Tbk PT	8,463,500	4,087
	Adhi Karya Persero Tbk PT	23,977,636	3,871
	Kawasan Industri Jababeka Tbk PT	137,199,187	3,075
*	Panin Financial Tbk PT	164,231,300	2,859
*	Eagle High Plantations Tbk PT	147,060,500	2,646
*	Siloam International Hospitals Tbk PT	3,476,151	2,499
*	Tiga Pilar Sejahtera Food Tbk	28,518,100	2,050
	Ramayana Lestari Sentosa Tbk PT	29,261,839	1,975
	Wijaya Karya Beton Tbk PT	37,553,800	1,815
*	Krakatau Steel Persero Tbk PT	49,570,190	1,798
	Surya Semesta Internusa Tbk PT	38,924,900	1,694
	Timah Persero Tbk PT	25,268,131	1,528
	Agung Podomoro Land Tbk PT	66,241,600	1,280
*	Matahari Putra Prima Tbk PT	29,655,900	1,268
	Salim Ivomas Pratama Tbk PT	32,805,500	1,258
	Intiland Development Tbk PT	40,073,600	1,147
	Gajah Tunggal Tbk PT	19,993,600	1,025
*	Lippo Cikarang Tbk PT	3,536,800	992
	Bekasi Fajar Industrial Estate Tbk PT	40,037,600	839
	BISI International Tbk PT	2,523,700	305
	Sampoerna Agro PT	1,608,700	296
*,3	Sigmagold Inti Perkasa Tbk PT	41,608,500	153
			2,062,591
Malaysia (3.1%)
	Public Bank Bhd. (Local)	52,842,510	255,363
	Tenaga Nasional Bhd.	69,045,205	244,635
	Malayan Banking Bhd.	98,938,098	216,180
	CIMB Group Holdings Bhd.	110,701,892	160,555
	Sime Darby Bhd.	61,506,042	133,672
	Axiata Group Bhd.	79,103,194	100,733
	Petronas Chemicals Group Bhd.	49,473,922	86,127
	Genting Bhd.	39,231,590	83,861
	DiGi.Com Bhd.	65,360,150	77,193
	IHH Healthcare Bhd.	49,193,176	65,552
	IOI Corp. Bhd.	60,242,778	63,484
	Maxis Bhd.	44,447,050	62,455
	Genting Malaysia Bhd.	51,302,429	60,977
	Petronas Gas Bhd.	13,689,296	58,335
	Kuala Lumpur Kepong Bhd.	8,932,904	51,926
	Gamuda Bhd.	39,543,716	49,040
	IJM Corp. Bhd.	59,732,500	45,009
	PPB Group Bhd.	11,311,408	44,853
	Hong Leong Bank Bhd.	11,495,600	43,280
	Dialog Group Bhd.	78,482,700	41,910
	MISC Bhd.	25,417,491	41,692
	AMMB Holdings Bhd.	35,211,842	35,609

56

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Telekom Malaysia Bhd.	21,573,240	32,372
Malaysia Airports Holdings Bhd.	16,547,300	32,353
Petronas Dagangan Bhd.	5,709,900	32,317
Press Metal Aluminium Holdings Bhd.	28,241,920	29,553
Sapura Energy Bhd.	74,371,162	28,145
YTL Corp. Bhd.	89,440,205	26,832
2 Astro Malaysia Holdings Bhd.	39,131,600	25,975
British American Tobacco Malaysia Bhd.	2,605,987	24,137
RHB Bank Bhd.	19,041,530	22,849
Top Glove Corp. Bhd.	14,506,300	21,926
AirAsia Bhd.	27,030,048	21,330
Hartalega Holdings Bhd.	11,542,800	20,789
My EG Services Bhd.	38,909,150	20,129
IOI Properties Group Bhd.	40,351,495	18,982
Alliance Bank Malaysia Bhd.	21,717,717	18,926
Hong Leong Financial Group Bhd.	4,575,815	18,055
Westports Holdings Bhd.	20,351,924	17,854
KLCCP Stapled Group Bhd.	8,862,000	16,758
YTL Power International Bhd.	53,645,133	16,472
Felda Global Ventures Holdings Bhd.	34,814,757	15,703
* UMW Holdings Bhd.	12,573,420	15,563
Inari Amertron Bhd.	22,284,400	14,788
HAP Seng Consolidated Bhd.	6,516,300	14,289
Genting Plantations Bhd.	5,544,400	13,988
Bursa Malaysia Bhd.	5,823,800	13,740
* Bumi Armada Bhd.	70,306,340	12,136
Sunway REIT	25,762,300	10,463
Sunway Bhd.	25,421,538	10,382
TIME dotCom Bhd.	4,303,300	9,333
VS Industry Bhd.	12,752,200	9,278
Berjaya Sports Toto Bhd.	15,979,298	9,096
Malaysian Resources Corp. Bhd.	36,244,400	9,074
Malakoff Corp. Bhd.	37,109,000	9,031
KPJ Healthcare Bhd.	35,860,800	8,640
Pos Malaysia Bhd.	6,480,200	8,407
MMC Corp. Bhd.	17,427,200	8,191
Malaysia Building Society Bhd.	31,218,000	8,182
* UMW Oil & Gas Corp. Bhd.	106,338,267	8,047
* UEM Sunrise Bhd.	29,773,600	7,809
Mah Sing Group Bhd.	21,401,366	7,794
Unisem M Bhd.	7,629,800	7,211
Kossan Rubber Industries Bhd.	3,942,300	6,723
Yinson Holdings Bhd.	6,926,800	6,472
IGB REIT	16,595,170	6,468
* WCT Holdings Bhd.	16,025,462	6,282
DRB-Hicom Bhd.	15,376,100	6,177
Cahya Mata Sarawak Bhd.	6,958,400	6,081
QL Resources Bhd.	5,553,120	5,103
* Eco World Development Group Bhd.	9,892,000	3,624
Capitaland Malaysia Mall Trust Bhd.	9,747,763	3,406
Bermaz Auto Bhd.	6,734,200	3,244
Eastern & Oriental Bhd.	8,533,200	3,106
Syarikat Takaful Malaysia Bhd.	2,897,100	2,634
Pavilion REIT	6,381,700	2,579
Fraser & Neave Holdings Bhd.	414,400	2,478
* AirAsia X Bhd.	27,661,300	2,451
* Berjaya Corp. Bhd.	28,920,989	2,288
Supermax Corp. Bhd.	4,344,400	1,816
Datasonic Group Bhd.	4,951,100	1,438
* Malaysia Marine and Heavy Engineering Holdings Bhd.	6,575,735	1,275
Sunway Construction Group Bhd.	2,138,100	1,162
* Mulpha International Bhd.	1,877,950	1,109
* Parkson Holdings Bhd.	6,931,016	1,064
* KNM Group Bhd.	16,010,600	1,060

57

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Muhibbah Engineering M Bhd.	1,452,600	978
*	UMW Oil & Gas Corp. Bhd. Warrants	20,487,188	895
*	Dayang Enterprise Holdings Bhd.	3,249,800	664
	Coastal Contracts Bhd.	1,957,900	588
*	Sunway Bhd. Warrants	3,268,483	494
	SP Setia Bhd Group	532,000	411
*,3	RHB Bank Bhd. (XKLS)	11,952,935	137
*	Malaysian Resources Corp. Bhd. Warrants Exp. 12/31/2027	3,624,440	—
			2,781,547
Mexico (3.5%)
	America Movil SAB de CV	508,514,658	438,710
	Fomento Economico Mexicano SAB de CV	35,959,255	313,926
	Grupo Financiero Banorte SAB de CV	39,252,757	232,956
*	Cemex SAB de CV	261,579,907	212,574
	Wal-Mart de Mexico SAB de CV	89,214,354	199,353
	Grupo Televisa SAB CV	43,385,350	189,932
	Grupo Mexico SAB de CV Class B	57,010,384	185,378
	Grupo Bimbo SAB de CV Class A	40,640,066	93,949
	Fibra Uno Administracion SA de CV	52,094,055	81,979
	Grupo Aeroportuario del Sureste SAB de CV Class B	3,752,238	66,920
	Grupo Financiero Inbursa SAB de CV	38,568,615	66,287
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,501,078	61,658
	Coca-Cola Femsa SAB de CV	8,168,952	55,183
	Alfa SAB de CV Class A	51,416,125	53,718
	Infraestructura Energetica Nova SAB de CV	10,222,319	52,195
	Industrias Penoles SAB de CV	2,134,939	49,631
	Grupo Financiero Santander Mexico SAB de CV Class B	28,943,081	48,747
	Mexichem SAB de CV	17,448,205	44,923
	Gruma SAB de CV Class B	3,375,900	44,221
	Grupo Elektra SAB DE CV	1,045,420	41,928
	Arca Continental SAB de CV	6,100,535	38,824
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	3,816,960	36,247
	Alsea SAB de CV	10,178,790	30,857
	Megacable Holdings SAB de CV	6,187,079	24,475
	Kimberly-Clark de Mexico SAB de CV Class A	14,205,156	24,459
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	4,717,108	23,802
	El Puerto de Liverpool SAB de CV	3,476,134	23,680
	Grupo Carso SAB de CV	6,303,784	20,445
	Gentera SAB de CV	20,168,135	20,429
*	Telesites SAB de CV	24,787,353	18,308
	Banregio Grupo Financiero SAB de CV	3,311,852	17,618
	Macquarie Mexico Real Estate Management SA de CV	14,175,737	17,006
*	Genomma Lab Internacional SAB de CV Class B	14,357,969	16,753
	Industrias Bachoco SAB de CV Class B	3,135,312	15,397
	Bolsa Mexicana de Valores SAB de CV	9,006,912	15,038
	PLA Administradora Industrial S de RL de CV	8,991,087	13,840
	Grupo Lala SAB de CV	8,749,595	13,513
*	Industrias CH SAB de CV Class B	3,049,940	12,135
	Grupo Comercial Chedraui SA de CV	5,869,140	11,410
	Prologis Property Mexico SA de CV	5,679,302	11,115
*	Becle SAB de CV	6,808,300	10,906
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	10,461,179	10,662
	Corp Inmobiliaria Vesta SAB de CV	8,217,155	10,201
*	Organizacion Soriana SAB de CV Class B	4,838,650	10,191
*	La Comer SAB de CV	9,847,500	9,554
2	Nemak SAB de CV	10,766,165	8,092
*	Grupo Aeromexico SAB de CV	4,425,499	7,017
	Grupo Financiero Interacciones SA de CV	1,520,600	6,973
	Concentradora Fibra Danhos SA de CV	3,954,814	6,700
*	Hoteles City Express SAB de CV	5,188,073	6,338
	Promotora y Operadora de Infraestructura SAB de CV	817,086	6,111
	Alpek SAB de CV	5,787,363	6,053
	Grupo Herdez SAB de CV	2,413,926	5,165
	Credito Real SAB de CV SOFOM ER	2,536,578	4,067

58

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Unifin Financiera SAB de CV SOFOM ENR	1,149,645	3,915
	Qualitas Controladora SAB de CV	2,291,400	3,792
	TV Azteca SAB de CV	20,446,303	3,711
2	Concentradora Fibra Hotelera Mexicana SA de CV	5,232,906	3,505
*	Minera Frisco SAB de CV	5,669,325	3,333
*	Grupo Simec SAB de CV Class B	999,230	3,278
*	Grupo GICSA SA de CV	5,144,800	3,113
	Rassini SAB de CV	441,141	1,664
*,2	Elementia SAB de CV	1,218,750	1,599
	OHL Mexico SAB de CV	716,216	1,267
*	Axtel SAB de CV	5,707,300	1,235
	Consorcio ARA SAB de CV	2,366,068	837
*,3	Empresas ICA SAB de CV	104,678	8
			3,078,806
Pakistan (0.2%)
	Habib Bank Ltd.	11,750,162	17,895
	Lucky Cement Ltd.	3,504,404	16,202
	Oil & Gas Development Co. Ltd.	11,650,700	15,910
	Hub Power Co. Ltd.	15,025,943	14,636
	Engro Corp. Ltd.	5,416,242	14,295
	Pakistan State Oil Co. Ltd.	4,305,750	13,894
	Pakistan Petroleum Ltd.	6,949,789	11,860
	United Bank Ltd.	6,757,000	11,478
	Pakistan Oilfields Ltd.	1,779,700	9,980
	Fauji Fertilizer Co. Ltd.	9,679,374	7,357
	DG Khan Cement Co. Ltd.	5,276,614	6,826
	Searle Co. Ltd.	1,992,620	5,785
	Kot Addu Power Co. Ltd.	9,131,721	5,554
	Engro Fertilizers Ltd.	8,092,380	4,991
*	SUI Southern Gas Co. Ltd.	14,985,400	4,278
	National Bank of Pakistan Ltd.	8,789,900	3,686
	Nishat Mills Ltd.	2,665,900	3,290
	Thal Ltd.	548,366	2,645
*	SUI Northern Gas Pipeline Ltd.	1,649,800	1,791
	Fauji Cement Co. Ltd.	5,841,901	1,544
	MCB Bank Ltd.	610,600	1,152
	Pakistan Telecommunication Co. Ltd.	8,638,500	1,083
	Mari Petroleum Co. Ltd.	66,520	915
	Fauji Fertilizer Bin Qasim Ltd.	2,622,500	824
	Millat Tractors Ltd.	4,190	45
			177,916
Peru (0.3%)
	Credicorp Ltd. (XNYS)	769,190	161,099
	Credicorp Ltd. (XLIM)	357,268	74,965
	Cia de Minas Buenaventura SAA ADR	2,953,802	40,733
	Volcan Cia Minera SAA Class B	33,027,173	16,257
3	Cia de Minas Buenaventura SAA	461,011	6,242
			299,296
Philippines (1.6%)
	SM Investments Corp.	8,497,286	157,369
	SM Prime Holdings Inc.	158,378,797	113,623
	Ayala Land Inc.	121,767,687	101,988
	BDO Unibank Inc.	33,454,185	89,146
	Ayala Corp.	4,332,709	86,460
	JG Summit Holdings Inc.	51,996,490	77,534
	PLDT Inc.	2,013,228	66,766
	Aboitiz Equity Ventures Inc.	40,749,777	59,194
	Bank of the Philippine Islands	28,796,403	54,721
	Universal Robina Corp.	15,715,359	43,497
	Metropolitan Bank & Trust Co.	24,396,816	40,940
	International Container Terminal Services Inc.	18,409,472	37,704
	Jollibee Foods Corp.	7,673,183	37,053
	Security Bank Corp.	7,507,330	35,786

59

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Metro Pacific Investments Corp.	244,125,900	32,174
	GT Capital Holdings Inc.	1,396,336	31,947
	Manila Electric Co.	4,759,930	26,908
	Aboitiz Power Corp.	30,645,026	25,231
	DMCI Holdings Inc.	80,905,650	24,031
	Megaworld Corp.	230,308,713	23,779
*	Alliance Global Group Inc.	73,262,495	22,726
	Semirara Mining & Power Corp. Class A	25,564,208	21,044
	LT Group Inc.	55,941,727	19,488
	Globe Telecom Inc.	452,959	17,926
	Puregold Price Club Inc.	14,367,600	14,196
	Pilipinas Shell Petroleum Corp.	11,453,590	13,808
	Robinsons Retail Holdings Inc.	6,517,310	12,252
*	Bloomberry Resorts Corp.	64,106,772	11,737
	Robinsons Land Corp.	23,279,200	11,389
	Petron Corp.	50,367,400	9,509
	Manila Water Co. Inc.	13,064,200	7,848
*	DoubleDragon Properties Corp.	9,555,080	7,497
	First Gen Corp.	19,240,100	6,553
	Vista Land & Lifescapes Inc.	51,551,005	6,080
	D&L Industries Inc.	29,817,800	5,997
	Cosco Capital Inc.	31,114,200	5,137
	Cebu Air Inc.	2,253,640	4,760
	Filinvest Land Inc.	110,726,000	4,252
	Century Pacific Food Inc.	14,185,200	4,178
*	Melco Resorts And Entertainment Philippines Corp.	30,230,400	3,975
	Nickel Asia Corp.	22,537,800	3,058
	Energy Development Corp.	24,512,388	2,742
	Emperador Inc.	19,166,153	2,674
	First Philippine Holdings Corp.	1,876,410	2,322
	Lopez Holdings Corp.	20,564,700	2,315
			1,389,314
Poland (1.4%)
	Polski Koncern Naftowy ORLEN SA	5,350,164	189,233
*	Powszechna Kasa Oszczednosci Bank Polski SA	14,623,369	155,641
	Powszechny Zaklad Ubezpieczen SA	9,604,277	123,949
^	Bank Pekao SA	2,622,525	85,693
	KGHM Polska Miedz SA	2,366,643	79,995
^	LPP SA	25,266	59,507
	Polskie Gornictwo Naftowe i Gazownictwo SA	29,088,531	53,455
	Bank Zachodni WBK SA	494,625	49,627
*	PGE Polska Grupa Energetyczna SA	12,464,030	44,690
	CD Projekt SA	1,101,129	36,473
*	Alior Bank SA	1,662,895	33,032
	Grupa Lotos SA	1,745,458	31,653
*	mBank SA	236,438	29,897
^	CCC SA	393,461	29,504
*	Jastrzebska Spolka Weglowa SA	889,919	23,933
*	Bank Millennium SA	10,782,700	23,632
	KRUK SA	282,184	21,624
	Asseco Poland SA	1,574,737	20,645
	Cyfrowy Polsat SA	2,794,412	19,464
*,2	PLAY Communications SA	1,816,711	18,362
*	Tauron Polska Energia SA	18,624,818	18,008
*	Orange Polska SA	10,753,061	16,570
	Grupa Azoty SA	802,184	16,084
^	Eurocash SA	1,530,312	15,477
	Enea SA	3,900,931	14,927
	Energa SA	3,896,576	13,541
^	Synthos SA	8,666,847	11,733
	Kernel Holding SA	865,669	11,630
	Bank Handlowy w Warszawie SA	538,508	11,012
	Budimex SA	128,822	6,602
*	Ciech SA	366,504	6,231

60

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	PKP Cargo SA	374,719	5,348
*,^	Getin Noble Bank SA	5,921,365	2,619
	Warsaw Stock Exchange	192,668	2,435
	Lubelski Wegiel Bogdanka SA	99,693	2,020
*	Boryszew SA	498,060	1,368
	Neuca SA	18,116	1,220
	UNIWHEELS AG	14,091	1,146
*	Getin Holding SA	1,133,479	501
*	Bioton SA	227,644	279
			1,288,760
Qatar (0.6%)
	Qatar National Bank QPSC	3,893,906	130,180
	Industries Qatar QSC	2,527,494	66,269
	Masraf Al Rayan QSC	6,366,269	62,595
	Ooredoo QPSC	1,449,078	34,128
	Qatar Insurance Co. SAQ	2,261,771	27,630
	Qatar Islamic Bank SAQ	1,012,983	26,959
	Qatar Electricity & Water Co. QSC	471,447	23,679
*	Commercial Bank PQSC	3,206,168	23,152
	Doha Bank QPSC	2,638,227	20,420
	Qatar Gas Transport Co. Ltd.	4,661,289	19,411
	Barwa Real Estate Co.	1,726,161	14,203
*	Vodafone Qatar QSC	5,751,970	11,058
	United Development Co. QSC	2,993,930	10,944
	Qatar International Islamic Bank QSC	687,660	9,145
	Ezdan Holding Group QSC	2,726,132	7,124
	Aamal Co.	2,432,730	5,070
	Salam International Investment Ltd. QSC	2,369,430	4,545
	Medicare Group	238,866	4,489
	Gulf International Services QSC	932,092	4,488
	Al Meera Consumer Goods Co. QSC	93,648	3,656
	Qatari Investors Group QSC	164,873	1,329
	Qatar Navigation QSC	77,039	1,131
			511,605
Russia (3.5%)
	Sberbank of Russia PJSC	180,778,078	599,090
	Lukoil PJSC ADR	4,709,628	250,168
	Gazprom PJSC ADR	45,545,160	195,635
	Gazprom PJSC	89,203,693	192,044
	LUKOIL PJSC	3,302,301	174,828
	Magnit PJSC GDR	5,326,321	150,739
	Tatneft PJSC ADR	2,877,413	129,528
	Novatek PJSC GDR	951,176	108,563
	Novatek PJSC	8,821,587	98,202
	Mobile TeleSystems PJSC ADR	8,511,801	90,310
	MMC Norilsk Nickel PJSC ADR	4,836,155	88,995
	AK Transneft OAO Preference Shares	26,899	85,094
	Tatneft PJSC	9,279,982	69,187
	Rosneft Oil Co. PJSC GDR	12,291,933	67,392
	Surgutneftegas OAO Preference Shares	126,665,810	62,813
	VTB Bank PJSC	60,709,531,072	62,288
	MMC Norilsk Nickel PJSC	317,850	57,570
	Alrosa PJSC	42,914,600	55,184
	Moscow Exchange MICEX-RTS PJSC	23,385,808	47,196
	Surgutneftegas OJSC ADR	9,371,720	46,839
	Rosneft Oil Co. PJSC	7,546,235	41,125
	Severstal PJSC	2,533,881	38,922
	Novolipetsk Steel PJSC GDR	1,669,536	38,491
	Inter RAO UES PJSC	496,439,670	30,382
	VTB Bank PJSC GDR	13,734,387	28,433
	PhosAgro PJSC GDR	1,865,033	25,643
	MegaFon PJSC GDR	2,162,045	22,597
	Sberbank of Russia PJSC ADR	1,569,312	22,523
	RusHydro PJSC	1,579,839,418	22,071

61

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Rostelecom PJSC	18,256,325	21,322
	Aeroflot PJSC	6,789,524	20,898
	Magnitogorsk Iron & Steel Works PJSC	23,953,284	18,084
	Surgutneftegas OJSC	35,147,149	17,535
	Federal Grid Co. Unified Energy System PJSC	4,602,744,717	12,436
*	Bashneft PJSC	318,389	11,972
	Tatneft PAO Preference Shares	2,069,850	11,213
	Sistema PJSC FC GDR	2,368,806	11,134
	LSR Group PJSC GDR	3,594,385	10,352
	Unipro PJSC	230,721,198	10,120
*	Uralkali PJSC	3,914,452	8,722
	ROSSETI PJSC	536,105,584	8,682
	Bashneft PAO Preference Shares	300,228	7,685
*	Mechel PJSC	2,848,636	7,280
	Acron PJSC	117,629	7,271
	Severstal PJSC GDR	439,550	6,704
	TMK PJSC GDR	1,039,590	5,717
*	Raspadskaya OJSC	3,545,583	5,426
	Mosenergo PJSC	90,179,234	4,732
*	DIXY Group PJSC	709,702	4,067
2	Detsky Mir PJSC	2,137,150	3,709
*	Safmar Financial Investment	281,023	3,686
^	Rostelecom PJSC ADR	381,333	2,765
	Mobile TeleSystems PJSC	440,959	2,123
	TGC-1 PJSC	8,801,055,345	2,114
	TMK PJSC	1,111,110	1,511
*	OGK-2 PJSC	157,137,880	1,476
	Sistema PJSC FC	5,036,000	1,134
*	Sollers PJSC	76,039	802
*	Mechel PJSC ADR	160,175	793
	Novolipetsk Steel PJSC	180,757	412
			3,133,729
Singapore (0.1%)
	Yangzijiang Shipbuilding Holdings Ltd.	27,771,900	32,084
	Yanlord Land Group Ltd.	4,813,100	6,325
*,^	Beijing Gas Blue Sky Holdings Ltd.	84,632,000	5,751
*,^	Ying Li International Real Estate Ltd.	451,400	47
	SIIC Environment Holdings Ltd.	97,600	38
*	Midas Holdings Ltd.	244,000	38
*	COSCO SHIPPING International Singapore Co. Ltd.	170,800	36
			44,319
South Africa (7.0%)
	Naspers Ltd.	7,315,154	1,782,211
	Sasol Ltd.	9,421,238	275,268
	MTN Group Ltd.	30,848,498	267,861
	Standard Bank Group Ltd.	21,665,375	251,586
	FirstRand Ltd.	54,519,082	197,895
	Steinhoff International Holdings NV (XJSE)	43,457,176	188,651
	Sanlam Ltd.	28,423,627	142,271
	Aspen Pharmacare Holdings Ltd.	5,939,196	134,194
	Remgro Ltd.	8,737,448	132,251
	Bid Corp. Ltd.	5,770,274	126,886
	Shoprite Holdings Ltd.	7,772,503	111,271
	Vodacom Group Ltd.	10,181,634	110,653
	Barclays Africa Group Ltd.	11,049,099	109,453
	Growthpoint Properties Ltd.	47,891,909	83,074
	Tiger Brands Ltd.	2,868,285	78,338
	NEPI Rockcastle plc	5,388,250	75,009
	Bidvest Group Ltd.	5,810,019	70,541
	Redefine Properties Ltd.	88,387,684	66,381
	Woolworths Holdings Ltd.	16,429,514	65,528
	Sappi Ltd.	9,740,267	65,226
	AngloGold Ashanti Ltd.	6,966,477	64,276
	Capitec Bank Holdings Ltd.	951,437	63,269

62

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Discovery Ltd.	5,808,038	60,249
	Gold Fields Ltd.	13,908,736	55,365
	Nedbank Group Ltd.	3,619,426	53,042
	Mr Price Group Ltd.	4,222,359	52,332
	Clicks Group Ltd.	4,649,341	52,075
	RMB Holdings Ltd.	11,713,128	51,783
	Resilient REIT Ltd.	5,082,983	50,644
	Mondi Ltd.	2,043,171	49,011
	Netcare Ltd.	25,915,380	45,625
	Life Healthcare Group Holdings Ltd.	24,249,251	44,959
	Imperial Holdings Ltd.	2,890,604	41,457
	AVI Ltd.	5,932,084	41,362
^	Truworths International Ltd.	7,745,907	41,269
	SPAR Group Ltd.	3,434,889	40,430
	Fortress Income Fund Ltd. Class B	13,927,890	39,522
	Sibanye Gold Ltd.	29,585,262	38,302
	Barloworld Ltd.	3,847,991	36,295
	Foschini Group Ltd.	3,746,053	35,906
	Hyprop Investments Ltd.	4,647,592	34,929
	Investec Ltd.	4,784,361	32,629
*	Impala Platinum Holdings Ltd.	11,628,996	32,268
	PSG Group Ltd.	1,699,358	31,549
	Rand Merchant Investment Holdings Ltd.	10,867,317	30,385
	Exxaro Resources Ltd.	2,970,680	30,188
*	Anglo American Platinum Ltd.	1,058,226	29,448
	Pick n Pay Stores Ltd.	6,447,301	27,038
	Coronation Fund Managers Ltd.	4,905,834	24,740
	MMI Holdings Ltd.	17,110,972	22,735
*	Northam Platinum Ltd.	6,088,842	22,654
	Pioneer Foods Group Ltd.	2,561,509	21,527
	Brait SE	5,560,498	20,785
	Telkom SA SOC Ltd.	5,332,453	19,973
	Fortress Income Fund Ltd. Class A	16,554,220	19,840
^	Kumba Iron Ore Ltd.	953,977	18,354
	Tongaat Hulett Ltd.	2,191,627	17,856
	EOH Holdings Ltd.	2,310,496	17,226
	JSE Ltd.	1,763,959	16,724
	AECI Ltd.	2,209,824	16,516
	African Rainbow Minerals Ltd.	1,866,553	16,380
	Liberty Holdings Ltd.	2,033,225	15,983
*	Attacq Ltd.	11,971,751	15,811
*	Super Group Ltd.	5,586,865	15,792
	Reunert Ltd.	3,188,966	15,680
*	Nampak Ltd.	11,470,190	15,100
	DataTec Ltd.	3,460,656	14,675
	KAP Industrial Holdings Ltd.	22,873,503	13,751
	Massmart Holdings Ltd.	1,811,885	13,737
*	PPC Ltd.	25,896,177	13,512
	Assore Ltd.	602,231	13,174
	Vukile Property Fund Ltd.	9,347,092	13,038
	Tsogo Sun Holdings Ltd.	8,756,697	12,866
	Santam Ltd.	716,026	12,759
*,2	Steinhoff Africa Retail Ltd.	7,581,300	12,317
	SA Corporate Real Estate Ltd.	33,685,649	11,406
	Harmony Gold Mining Co. Ltd.	6,661,849	11,392
	Omnia Holdings Ltd.	1,089,223	11,237
	Wilson Bayly Holmes-Ovcon Ltd.	1,007,068	10,781
*	Grindrod Ltd.	9,393,949	10,350
*,^	Famous Brands Ltd.	1,313,770	9,506
	Astral Foods Ltd.	626,265	8,571
	Alexander Forbes Group Holdings Ltd.	16,179,920	8,338
	Murray & Roberts Holdings Ltd.	7,228,082	8,187
	Advtech Ltd.	6,081,104	7,623
^	Trencor Ltd.	2,301,048	7,167

63

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
	Cashbuild Ltd.	275,870	7,108
	Blue Label Telecoms Ltd.	5,766,465	7,034
*,2	Dis-Chem Pharmacies Ltd.	2,922,595	6,845
*	Sun International Ltd.	1,901,428	6,774
	Zeder Investments Ltd.	12,444,004	5,503
	Emira Property Fund Ltd.	5,901,802	5,480
	Peregrine Holdings Ltd.	2,505,941	5,026
	Adcock Ingram Holdings Ltd.	1,187,535	4,936
	Mpact Ltd.	2,693,879	4,926
*,^	Curro Holdings Ltd.	1,722,054	4,903
	Steinhoff International Holdings NV (XETR)	1,075,902	4,764
	Ascendis Health Ltd.	3,570,902	4,416
	MAS Real Estate Inc.	1,824,278	3,988
	Arrowhead Properties Ltd.	6,677,824	3,759
	Metair Investments Ltd.	2,703,842	3,633
	Rebosis Property Fund Ltd.	3,728,610	2,823
	Oceana Group Ltd.	440,079	2,804
	City Lodge Hotels Ltd.	313,727	2,795
*	ArcelorMittal South Africa Ltd.	6,205,154	2,792
*	Royal Bafokeng Platinum Ltd.	1,124,719	2,593
*	Alviva Holdings Ltd.	1,832,376	2,545
	Raubex Group Ltd.	1,666,762	2,394
	Hosken Consolidated Investments Ltd.	257,940	2,260
	Lewis Group Ltd.	1,109,237	2,132
	Delta Property Fund Ltd.	4,037,390	2,111
	Invicta Holdings Ltd.	539,027	2,088
^	DRDGOLD Ltd.	5,749,093	1,958
	Hudaco Industries Ltd.	210,547	1,877
*	Consolidated Infrastructure Group Ltd.	1,913,886	1,544
	Merafe Resources Ltd.	11,051,594	1,392
	Distell Group Ltd.	144,842	1,330
*,^	Stadio Holdings Ltd.	2,781,932	1,204
	Clover Industries Ltd.	1,137,858	1,150
	Adcorp Holdings Ltd.	1,104,072	1,112
*	Aveng Ltd.	5,233,387	934
	Group Five Ltd.	908,530	836
*	Adcock Ingram Holdings Ltd. Warrants Exp. 07/26/2019	73,897	40
*,3	Rockcastle Global Real Estate Co. Ltd. (Temporary Line)	5,642,207	—
*,3	New Europe Property Investments plc (Temporary Line)	4,286,940	—
			6,218,027
South Korea (0.0%)
*,2	CEMEX Holdings Philippines Inc.	34,913,823	3,091

Taiwan (15.2%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	236,202,845	1,909,535
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	35,159,079	1,488,284
	Hon Hai Precision Industry Co. Ltd.	255,388,895	949,266
	Largan Precision Co. Ltd.	1,737,706	329,399
	MediaTek Inc.	25,358,864	288,572
	Formosa Plastics Corp.	83,140,730	253,452
	Nan Ya Plastics Corp.	96,337,946	237,744
	Cathay Financial Holding Co. Ltd.	133,864,556	221,200
	CTBC Financial Holding Co. Ltd.	315,624,555	202,083
	Fubon Financial Holding Co. Ltd.	126,347,983	201,362
	Delta Electronics Inc.	36,934,736	177,717
	Formosa Chemicals & Fibre Corp.	57,999,943	176,205
	Uni-President Enterprises Corp.	83,593,359	174,660
	China Steel Corp.	212,452,740	173,001
	Mega Financial Holding Co. Ltd.	189,735,523	149,151
	Catcher Technology Co. Ltd.	12,839,259	136,647
	Advanced Semiconductor Engineering Inc.	102,891,886	124,394
	First Financial Holding Co. Ltd.	173,180,121	111,728

64

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Quanta Computer Inc.	46,112,889	108,634
Chunghwa Telecom Co. Ltd. ADR	3,147,308	107,071
E.Sun Financial Holding Co. Ltd.	174,430,565	106,174
Asustek Computer Inc.	12,037,810	104,249
Chunghwa Telecom Co. Ltd.	29,708,913	101,462
Taiwan Mobile Co. Ltd.	27,806,415	99,136
Yuanta Financial Holding Co. Ltd.	208,862,634	92,889
President Chain Store Corp.	9,855,058	88,617
Pegatron Corp.	34,160,181	88,518
Taiwan Cooperative Financial Holding Co. Ltd.	160,022,141	86,516
Hotai Motor Co. Ltd.	7,282,220	84,548
Formosa Petrochemical Corp.	23,593,432	82,591
Hua Nan Financial Holdings Co. Ltd.	148,709,100	81,383
China Development Financial Holding Corp.	256,665,802	78,687
Taishin Financial Holding Co. Ltd.	175,603,681	76,882
Far EasTone Telecommunications Co. Ltd.	29,213,482	68,594
Innolux Corp.	150,660,054	66,035
Foxconn Technology Co. Ltd.	20,178,279	64,358
Cheng Shin Rubber Industry Co. Ltd.	31,904,558	62,973
Taiwan Cement Corp.	55,614,877	61,816
^ United Microelectronics Corp. ADR	23,543,112	61,212
Far Eastern New Century Corp.	70,787,124	60,710
Pou Chen Corp.	48,041,670	60,546
SinoPac Financial Holdings Co. Ltd.	190,266,678	58,374
Chang Hwa Commercial Bank Ltd.	106,680,816	57,840
Win Semiconductors Corp.	6,758,292	55,368
Compal Electronics Inc.	74,433,762	54,803
Lite-On Technology Corp.	38,198,049	53,943
China Life Insurance Co. Ltd. (XTAI)	56,836,994	53,737
* Macronix International	28,886,853	52,824
Chailease Holding Co. Ltd.	18,344,000	47,319
Advantech Co. Ltd.	6,806,307	46,513
Yageo Corp.	5,701,367	45,289
Shin Kong Financial Holding Co. Ltd.	137,754,034	44,078
United Microelectronics Corp.	83,295,970	42,989
Inventec Corp.	54,863,346	42,635
Globalwafers Co. Ltd.	3,534,000	40,996
Wistron Corp.	49,077,661	40,994
Hiwin Technologies Corp.	4,042,171	40,571
Winbond Electronics Corp.	46,255,000	40,110
Eclat Textile Co. Ltd.	3,280,269	39,216
Airtac International Group	2,412,181	39,101
AU Optronics Corp.	92,924,669	38,078
Asia Cement Corp.	42,085,529	37,551
Novatek Microelectronics Corp.	10,119,288	37,482
Powertech Technology Inc.	11,748,000	36,790
WPG Holdings Ltd.	25,922,000	35,512
Realtek Semiconductor Corp.	9,097,241	34,252
Teco Electric and Machinery Co. Ltd.	36,557,000	34,143
Siliconware Precision Industries Co. Ltd.	21,475,906	34,060
Nanya Technology Corp.	12,053,246	32,767
Synnex Technology International Corp.	25,382,920	32,176
Siliconware Precision Industries Co. Ltd. ADR	4,053,309	31,940
Phison Electronics Corp.	2,631,000	31,323
Vanguard International Semiconductor Corp.	16,343,774	31,037
Chroma ATE Inc.	6,354,000	30,988
Tripod Technology Corp.	8,338,000	30,707
Walsin Lihwa Corp.	59,758,443	30,544
General Interface Solution Holding Ltd.	3,280,070	30,115
* Epistar Corp.	18,321,732	29,692
* HTC Corp.	12,757,225	28,630
Accton Technology Corp.	8,783,000	28,320
Giant Manufacturing Co. Ltd.	5,463,315	28,088
Micro-Star International Co. Ltd.	11,435,000	27,945

65

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Feng TAY Enterprise Co. Ltd.	6,166,208	27,821
Chicony Electronics Co. Ltd.	11,068,559	27,722
Acer Inc.	50,134,062	25,943
Sino-American Silicon Products Inc.	8,896,292	24,841
^ AU Optronics Corp. ADR	5,973,527	24,551
Nien Made Enterprise Co. Ltd.	2,333,000	24,280
* Ruentex Development Co. Ltd.	23,538,000	24,174
Taiwan Business Bank	85,551,311	23,635
Compeq Manufacturing Co. Ltd.	19,321,000	22,733
* TaiMed Biologics Inc.	3,073,000	22,275
E Ink Holdings Inc.	15,530,000	21,692
Merry Electronics Co. Ltd.	2,833,528	21,675
Highwealth Construction Corp.	16,151,000	21,607
Formosa Taffeta Co. Ltd.	20,836,868	21,386
Merida Industry Co. Ltd.	4,532,000	21,125
Walsin Technology Corp.	8,173,501	21,106
Long Chen Paper Co. Ltd.	13,745,474	20,250
Ruentex Industries Ltd.	12,497,000	20,018
Silergy Corp.	923,620	19,949
* Evergreen Marine Corp. Taiwan Ltd.	33,078,358	19,814
Elite Material Co. Ltd.	4,966,246	19,778
King Yuan Electronics Co. Ltd.	17,848,000	18,928
Zhen Ding Technology Holding Ltd.	7,529,000	18,893
HannStar Display Corp.	48,626,000	18,886
Eva Airways Corp.	38,291,609	18,874
St. Shine Optical Co. Ltd.	759,000	18,564
Chipbond Technology Corp.	9,485,000	18,511
* China Petrochemical Development Corp.	41,348,000	18,453
* China Airlines Ltd.	45,110,050	18,402
Eternal Materials Co. Ltd.	18,179,393	18,358
FLEXium Interconnect Inc.	4,739,260	18,172
Taiwan Fertilizer Co. Ltd.	13,775,687	18,003
* Tatung Co. Ltd.	38,995,000	17,997
* Taiwan High Speed Rail Corp.	22,348,482	17,864
Standard Foods Corp.	7,045,403	17,454
Parade Technologies Ltd.	1,068,000	17,415
Qisda Corp.	23,509,000	17,173
Taiwan Paiho Ltd.	4,114,000	16,997
Simplo Technology Co. Ltd.	2,939,400	16,919
Tong Yang Industry Co. Ltd.	7,980,000	16,660
* Taiwan Glass Industry Corp.	31,707,818	16,366
Taiwan Secom Co. Ltd.	5,506,805	16,215
CTCI Corp.	10,408,000	16,136
Feng Hsin Steel Co. Ltd.	9,268,310	16,016
Transcend Information Inc.	5,594,978	15,894
Radiant Opto-Electronics Corp.	7,099,291	15,791
Capital Securities Corp.	45,365,422	15,726
Asia Optical Co. Inc.	3,844,000	15,703
Hota Industrial Manufacturing Co. Ltd.	3,359,562	15,700
* TPK Holding Co. Ltd.	4,740,018	15,659
LCY Chemical Corp.	11,447,000	15,646
King's Town Bank Co. Ltd.	14,021,000	15,324
Unimicron Technology Corp.	26,840,754	15,318
Land Mark Optoelectronics Corp.	1,141,900	14,576
Bizlink Holding Inc.	1,445,191	14,494
* Genius Electronic Optical Co. Ltd.	1,259,775	14,198
ITEQ Corp.	6,750,000	14,135
eMemory Technology Inc.	1,128,000	13,827
Primax Electronics Ltd.	5,301,000	13,765
King Slide Works Co. Ltd.	1,021,000	13,656
Poya International Co. Ltd.	1,064,703	13,655
TSRC Corp.	11,653,000	13,359
Wistron NeWeb Corp.	4,634,294	13,308
Mitac Holdings Corp.	10,630,691	13,224

66

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Yulon Motor Co. Ltd.	15,785,584	13,200
Cheng Uei Precision Industry Co. Ltd.	8,004,473	13,025
Makalot Industrial Co. Ltd.	2,805,987	12,988
Lien Hwa Industrial Corp.	12,152,918	12,896
Far Eastern International Bank	40,921,939	12,704
Chin-Poon Industrial Co. Ltd.	6,058,000	12,643
Oriental Union Chemical Corp.	14,502,000	12,486
Gourmet Master Co. Ltd.	1,079,650	12,393
China Motor Corp.	13,567,000	12,149
Grand Pacific Petrochemical	15,939,000	12,083
Gigabyte Technology Co. Ltd.	7,762,000	12,034
Sercomm Corp.	4,173,000	11,943
Great Wall Enterprise Co. Ltd.	10,408,000	11,838
Kinsus Interconnect Technology Corp.	4,599,000	11,603
ASPEED Technology Inc.	501,000	11,601
A-DATA Technology Co. Ltd.	3,971,000	11,570
Voltronic Power Technology Corp.	613,355	11,558
TTY Biopharm Co. Ltd.	3,712,000	11,461
U-Ming Marine Transport Corp.	9,587,356	11,377
* YFY Inc.	28,968,000	11,338
Kenda Rubber Industrial Co. Ltd.	8,472,571	11,242
Everlight Electronics Co. Ltd.	7,322,000	11,186
Taiwan Semiconductor Co. Ltd.	4,491,000	11,108
Global Unichip Corp.	1,114,000	11,107
* Asia Pacific Telecom Co. Ltd.	33,103,000	10,958
* OBI Pharma Inc.	1,907,000	10,887
Sinbon Electronics Co. Ltd.	3,739,315	10,705
* PharmaEssentia Corp.	2,226,526	10,523
Huaku Development Co. Ltd.	4,603,000	10,332
Advanced Semiconductor Engineering Inc. ADR	1,671,715	10,298
Greatek Electronics Inc.	5,561,000	10,280
Cub Elecparts Inc.	1,026,597	10,136
Elan Microelectronics Corp.	6,575,000	10,098
Ennoconn Corp.	704,085	10,029
WT Microelectronics Co. Ltd.	6,301,050	9,966
Ardentec Corp.	10,493,317	9,946
Clevo Co.	9,661,000	9,942
Chunghwa Precision Test Tech Co. Ltd.	268,443	9,762
China Synthetic Rubber Corp.	6,998,650	9,753
Grape King Bio Ltd.	1,689,039	9,728
Wan Hai Lines Ltd.	15,915,450	9,640
Tong Hsing Electronic Industries Ltd.	2,251,000	9,634
Yungtay Engineering Co. Ltd.	4,740,000	9,428
Chong Hong Construction Co. Ltd.	3,842,000	9,394
Taichung Commercial Bank Co. Ltd.	28,750,567	9,209
Nan Kang Rubber Tire Co. Ltd.	10,099,000	9,144
Taiwan Hon Chuan Enterprise Co. Ltd.	5,040,000	9,111
Advanced Ceramic X Corp.	828,615	9,098
* Wafer Works Corp.	7,227,647	9,036
Cheng Loong Corp.	15,148,000	8,869
* President Securities Corp.	18,536,293	8,822
Charoen Pokphand Enterprise	4,023,476	8,501
PChome Online Inc.	1,467,873	8,497
Yieh Phui Enterprise Co. Ltd.	22,227,820	8,484
PharmaEngine Inc.	1,504,456	8,457
Holtek Semiconductor Inc.	3,633,000	8,414
Pixart Imaging Inc.	1,878,000	8,329
Getac Technology Corp.	5,908,000	8,251
China Bills Finance Corp.	16,233,000	8,154
TCI Co. Ltd.	1,176,768	8,006
Coretronic Corp.	6,642,400	7,955
Tung Ho Steel Enterprise Corp.	9,716,000	7,816
Elite Advanced Laser Corp.	1,882,045	7,654
* Mercuries Life Insurance Co. Ltd.	14,218,559	7,501

67

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
TA Chen Stainless Pipe	11,751,748	7,447
Cathay Real Estate Development Co. Ltd.	13,270,700	7,417
Pharmally International Holding Co. Ltd.	479,000	7,413
Taiwan Acceptance Corp.	2,065,000	7,398
Darwin Precisions Corp.	6,784,000	7,347
Pan Jit International Inc.	7,277,000	7,295
OptoTech Corp.	10,551,120	7,287
Sanyang Motor Co. Ltd.	10,075,000	7,285
* Egis Technology Inc.	970,100	7,276
* Gintech Energy Corp.	14,165,242	7,193
Hu Lane Associate Inc.	1,257,000	7,175
Visual Photonics Epitaxy Co. Ltd.	3,216,500	7,157
Lung Yen Life Service Corp.	2,895,000	7,038
Waterland Financial Holdings Co. Ltd.	23,155,939	7,026
China Steel Chemical Corp.	1,754,000	7,009
Lotes Co. Ltd.	1,116,000	6,889
Sigurd Microelectronics Corp.	7,894,000	6,864
Kinpo Electronics	19,470,000	6,716
* Center Laboratories Inc.	4,109,424	6,559
Taiwan TEA Corp.	12,263,000	6,528
Tung Thih Electronic Co. Ltd.	1,005,000	6,527
China General Plastics Corp.	6,905,284	6,473
Tainan Spinning Co. Ltd.	14,346,000	6,449
Ton Yi Industrial Corp.	14,195,000	6,426
Taiwan Styrene Monomer	9,483,000	6,419
Namchow Chemical Industrial Co. Ltd.	3,173,000	6,408
United Integrated Services Co. Ltd.	3,547,000	6,354
Sunny Friend Environmental Technology Co. Ltd.	1,002,000	6,349
Elite Semiconductor Memory Technology Inc.	3,840,000	6,337
AmTRAN Technology Co. Ltd.	12,277,000	6,294
Topco Scientific Co. Ltd.	2,494,300	6,288
Shin Zu Shing Co. Ltd.	2,261,000	6,269
Pan-International Industrial Corp.	7,265,000	6,174
Casetek Holdings Ltd.	1,644,000	6,165
Taiwan Surface Mounting Technology Corp.	6,306,000	5,994
* Foxsemicon Integrated Technology Inc.	837,612	5,962
Taiwan Union Technology Corp.	2,316,772	5,949
Far Eastern Department Stores Ltd.	11,781,000	5,803
USI Corp.	11,597,060	5,733
TXC Corp.	4,272,000	5,713
Gloria Material Technology Corp.	8,615,640	5,686
Sunplus Technology Co. Ltd.	9,365,000	5,647
AcBel Polytech Inc.	7,390,000	5,626
UPC Technology Corp.	10,077,175	5,601
Career Technology MFG. Co. Ltd.	4,794,000	5,593
Asia Vital Components Co. Ltd.	5,770,000	5,476
* China Man-Made Fiber Corp.	18,738,050	5,459
IEI Integration Corp.	3,898,000	5,427
Prince Housing & Development Corp.	14,513,000	5,344
FocalTech Systems Co. Ltd.	4,920,000	5,301
Mercuries & Associates Holding Ltd.	6,521,526	5,279
Wowprime Corp.	1,036,000	5,207
Farglory Land Development Co. Ltd.	4,735,000	5,175
* Lealea Enterprise Co. Ltd.	13,801,000	5,171
Taiwan PCB Techvest Co. Ltd.	4,710,000	5,148
Syncmold Enterprise Corp.	2,210,000	5,124
Rechi Precision Co. Ltd.	4,972,000	5,114
Ginko International Co. Ltd.	728,000	5,107
Systex Corp.	2,600,000	5,106
YC INOX Co. Ltd.	5,911,200	5,050
Faraday Technology Corp.	3,281,000	5,044
* Goldsun Building Materials Co. Ltd.	16,839,000	5,039
* Motech Industries Inc.	6,447,883	5,038
Kinik Co.	1,929,000	5,037

68

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Soft-World International Corp.	2,269,000	5,030
Firich Enterprises Co. Ltd.	3,095,486	4,991
Shinkong Synthetic Fibers Corp.	15,356,000	4,950
* Yang Ming Marine Transport Corp.	11,976,237	4,911
Lite-On Semiconductor Corp.	3,846,000	4,842
* Lextar Electronics Corp.	7,921,000	4,796
Wah Lee Industrial Corp.	2,720,000	4,773
Hung Sheng Construction Ltd.	5,948,000	4,701
* Ho Tung Chemical Corp.	15,494,459	4,682
* Gintech Energy Corp.	7,457,705	4,680
Depo Auto Parts Ind Co. Ltd.	1,748,000	4,673
YungShin Global Holding Corp.	3,486,000	4,635
* CMC Magnetics Corp.	30,868,000	4,580
Sitronix Technology Corp.	1,581,000	4,479
Flytech Technology Co. Ltd.	1,588,000	4,471
Cleanaway Co. Ltd.	776,000	4,467
International Games System Co. Ltd.	846,000	4,464
ScinoPharm Taiwan Ltd.	3,986,576	4,403
Aten International Co. Ltd.	1,715,000	4,393
Taiflex Scientific Co. Ltd.	2,698,920	4,334
Everlight Chemical Industrial Corp.	6,884,200	4,315
* Unitech Printed Circuit Board Corp.	9,089,000	4,298
Xxentria Technology Materials Corp.	2,017,000	4,282
Yulon Nissan Motor Co. Ltd.	529,188	4,249
Chung-Hsin Electric & Machinery Manufacturing Corp.	6,079,000	4,244
* Radium Life Tech Co. Ltd.	9,422,000	4,219
Adlink Technology Inc.	1,843,790	4,209
* Gigastorage Corp.	6,582,000	4,206
* Orient Semiconductor Electronics Ltd.	13,772,000	4,204
Advanced Wireless Semiconductor Co.	2,079,000	4,166
Test Research Inc.	2,969,000	4,135
* Ritek Corp.	24,366,586	4,051
Hsin Kuang Steel Co. Ltd.	4,041,000	4,030
ITE Technology Inc.	3,336,000	3,994
* Taiwan Land Development Corp.	11,881,201	3,979
BES Engineering Corp.	17,308,000	3,969
Lingsen Precision Industries Ltd.	7,333,000	3,920
Darfon Electronics Corp.	4,273,000	3,757
Nan Ya Printed Circuit Board Corp.	4,144,521	3,753
Formosa International Hotels Corp.	744,000	3,738
CyberTAN Technology Inc.	6,098,000	3,734
Test Rite International Co. Ltd.	4,897,000	3,719
* Etron Technology Inc.	6,578,000	3,659
Chaun-Choung Technology Corp.	1,084,000	3,615
Basso Industry Corp.	1,277,000	3,530
Brogent Technologies Inc.	407,000	3,525
Posiflex Technology Inc.	787,764	3,487
* Wei Chuan Foods Corp.	5,030,000	3,368
Kindom Construction Corp.	5,222,000	3,336
TYC Brother Industrial Co. Ltd.	2,895,000	3,313
Dynapack International Technology Corp.	1,939,000	3,293
Zeng Hsing Industrial Co. Ltd.	777,000	3,248
Gemtek Technology Corp.	3,989,000	3,227
Li Cheng Enterprise Co. Ltd.	1,758,220	3,221
Sporton International Inc.	610,356	3,097
Iron Force Industrial Co. Ltd.	717,000	3,092
Global Mixed Mode Technology Inc.	1,333,000	3,068
* Microbio Co. Ltd.	4,422,000	3,065
Taiwan FamilyMart Co. Ltd.	497,000	3,032
* HannsTouch Solution Inc.	8,494,000	2,974
Yeong Guan Energy Technology Group Co. Ltd.	1,284,000	2,965
Nan Liu Enterprise Co. Ltd.	563,000	2,959
L&K Engineering Co. Ltd.	2,341,000	2,932
Quanta Storage Inc.	2,255,000	2,929

69

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Sampo Corp.	6,331,000	2,918
Alpha Networks Inc.	3,710,000	2,884
Universal Cement Corp.	3,717,991	2,879
Gigasolar Materials Corp.	316,000	2,860
D-Link Corp.	7,598,000	2,851
momo.com Inc.	380,000	2,811
Jentech Precision Industrial Co. Ltd.	1,093,000	2,804
Altek Corp.	2,882,000	2,789
Tyntek Corp.	5,985,000	2,762
Weltrend Semiconductor	2,617,000	2,683
Federal Corp.	5,681,040	2,665
Taiwan Shin Kong Security Co. Ltd.	2,063,000	2,650
Asia Polymer Corp.	4,238,182	2,636
Globe Union Industrial Corp.	3,939,000	2,634
Sonix Technology Co. Ltd.	2,123,000	2,611
* Taigen Biopharmaceuticals Holdings Ltd.	3,741,820	2,564
Toung Loong Textile Manufacturing	967,000	2,537
Unizyx Holding Corp.	5,295,000	2,530
Swancor Holding Co. Ltd.	1,006,000	2,523
* Elitegroup Computer Systems Co. Ltd.	3,216,000	2,518
Ability Enterprise Co. Ltd.	3,587,491	2,498
Taiwan Cogeneration Corp.	3,179,000	2,488
KEE TAI Properties Co. Ltd.	7,078,000	2,465
China Metal Products	2,658,000	2,445
Chlitina Holding Ltd.	674,000	2,437
Wisdom Marine Lines Co. Ltd.	2,707,844	2,425
Long Bon International Co. Ltd.	5,204,000	2,424
Global Brands Manufacture Ltd.	5,173,000	2,386
Holy Stone Enterprise Co. Ltd.	1,272,600	2,372
* Solartech Energy Corp.	4,499,000	2,352
* Ichia Technologies Inc.	4,266,000	2,322
Taiyen Biotech Co. Ltd.	2,457,000	2,298
3 MIN AIK Technology Co. Ltd.	2,115,200	2,295
Formosan Rubber Group Inc.	4,658,135	2,294
* Silicon Integrated Systems Corp.	7,452,468	2,251
Hong Pu Real Estate Development Co. Ltd.	3,326,000	2,234
Jess-Link Products Co. Ltd.	1,986,750	2,234
Senao International Co. Ltd.	1,290,000	2,215
* Gold Circuit Electronics Ltd.	6,265,000	2,142
Unity Opto Technology Co. Ltd.	5,295,000	2,091
* Shining Building Business Co. Ltd.	5,980,800	2,073
Masterlink Securities Corp.	7,376,670	2,065
Sinyi Realty Inc.	1,755,990	2,041
WUS Printed Circuit Co. Ltd.	3,243,600	2,039
* Li Peng Enterprise Co. Ltd.	7,079,000	2,027
Zinwell Corp.	1,943,000	1,958
Sunrex Technology Corp.	3,246,904	1,918
San Shing Fastech Corp.	940,000	1,898
* Green Energy Technology Inc.	2,940,000	1,889
* ALI Corp.	2,977,000	1,887
Cyberlink Corp.	852,000	1,885
Sheng Yu Steel Co. Ltd.	1,687,000	1,876
* Kuoyang Construction Co. Ltd.	4,577,000	1,852
ACES Electronic Co. Ltd.	2,045,000	1,848
China Chemical & Pharmaceutical Co. Ltd.	3,009,000	1,786
* E-Ton Solar Tech Co. Ltd.	5,429,000	1,778
Tong-Tai Machine & Tool Co. Ltd.	2,617,000	1,775
* Medigen Biotechnology Corp.	1,336,000	1,767
* AGV Products Corp.	7,062,370	1,764
CHC Healthcare Group	1,412,899	1,748
Rich Development Co. Ltd.	5,537,000	1,710
* Chimei Materials Technology Corp.	3,740,000	1,706
Green Seal Holding Ltd.	707,300	1,679
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	626,000	1,651

70

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	Phihong Technology Co. Ltd.	3,758,000	1,609
	Huang Hsiang Construction Corp.	1,545,000	1,600
*	G Tech Optoelectronics Corp.	2,016,481	1,572
*	Concord Securities Co. Ltd.	5,500,000	1,536
*	GeoVision Inc.	1,068,079	1,523
	Evergreen International Storage & Transport Corp.	3,228,000	1,499
	FSP Technology Inc.	1,896,120	1,478
	Sincere Navigation Corp.	2,046,000	1,475
*	CSBC Corp. Taiwan	3,374,000	1,443
	Chung Hwa Pulp Corp.	4,020,000	1,427
*	China Electric Manufacturing Corp.	4,538,000	1,424
	Infortrend Technology Inc.	2,973,000	1,375
	Tsann Kuen Enterprise Co. Ltd.	1,773,000	1,370
	Kung Long Batteries Industrial Co. Ltd.	281,000	1,361
*	Lotus Pharmaceutical Co. Ltd.	862,000	1,354
*	Ta Ya Electric Wire & Cable	4,319,000	1,331
	Chun Yuan Steel	3,524,000	1,321
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	2,219,000	1,273
	Topkey Corp.	367,615	1,178
*	TWi Pharmaceuticals Inc.	527,000	1,124
	Bank of Kaohsiung Co. Ltd.	3,595,284	1,102
*	King's Town Construction Co. Ltd.	1,429,000	1,078
*	Chilisin Electronics Corp.	300,000	1,025
*	Dynamic Electronics Co. Ltd.	2,613,000	1,014
*	Kuo Toong International Co. Ltd.	1,610,950	970
	ENG Electric Co. Ltd.	2,291,702	927
	Jih Sun Financial Holdings Co. Ltd.	3,353,647	890
	Johnson Health Tech Co. Ltd.	787,000	861
	Nien Hsing Textile Co. Ltd.	804,375	799
	Ambassador Hotel	997,000	760
	Chinese Maritime Transport Ltd.	755,370	709
	Advanced International Multitech Co. Ltd.	561,000	696
*	Winbond Electronics Corp. Rights Exp. 12/11/2017	4,134,524	562
*,3	XPEC Entertainment Inc.	988,965	433
*	Shih Wei Navigation Co. Ltd.	679,000	197
*	Champion Building Materials Co. Ltd.	637,000	162
	Taiwan Sanyo Electric Co. Ltd.	53,000	41
*	Yang Ming Marine Transport Corp. Rights Exp. 11/17/2017	3,060,488	36
*	TA Chen Stainless Pipe Rights Exp. 12/11/2017	926,737	34
*	CTBC Financial Holding Co. Ltd. Rights Exp. 12/15/2017	4,322,880	7
			13,474,248
Thailand (3.8%)
*	PTT PCL	16,667,500	210,873
*	CP ALL PCL (Local)	89,037,341	187,635
*	Siam Commercial Bank PCL (Local)	32,213,809	142,096
*	Airports of Thailand PCL	75,444,029	135,256
	Siam Cement PCL NVDR	8,237,596	121,504
*	Advanced Info Service PCL (Local)	19,660,884	115,075
*	Central Pattana PCL	41,532,328	99,469
	PTT PCL (Foreign)	7,634,268	96,587
*	Bangkok Dusit Medical Services PCL	148,259,500	94,638
*	Kasikornbank PCL	13,374,996	88,586
	Kasikornbank PCL (Foreign)	11,089,187	76,118
	Kasikornbank PCL (XBKK)	11,109,000	73,578
	Siam Cement PCL (Foreign)	4,886,517	72,076
*	Minor International PCL	53,592,430	69,765
*	PTT Exploration and Production PCL (Local)	24,118,866	62,698
*	Thai Oil PCL	17,419,400	53,500
	Intouch Holdings PCL	29,305,750	51,161
*	Bangkok Bank PCL (Local)	8,652,086	50,266
	PTT Global Chemical PCL	18,702,007	45,048
*	Bumrungrad Hospital PCL	6,425,568	42,560
	Krung Thai Bank PCL (Foreign)	75,274,051	41,254
*	PTT Global Chemical PCL (XBKK)	15,640,400	37,674

71

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
^	Siam Commercial Bank PCL	8,522,768	37,594
*	Home Product Center PCL	94,365,679	36,362
*	Charoen Pokphand Foods PCL	45,482,000	35,582
*	TMB Bank PCL	440,789,400	34,241
	Land & Houses PCL	103,794,780	34,054
*	BTS Group Holdings PCL	130,382,400	33,374
*	Electricity Generating PCL	4,756,200	32,928
*	Bangkok Expressway & Metro PCL	136,227,103	32,005
^	IRPC PCL (Foreign)	145,139,859	28,179
	Indorama Ventures PCL	19,863,664	27,514
*	Banpu PCL (Local)	52,102,700	27,466
*	True Corp. PCL	134,644,577	24,924
*	Energy Absolute PCL	18,887,600	24,587
*	Bangchak Corp. PCL	19,036,100	23,931
^	Charoen Pokphand Foods PCL (Foreign)	29,573,700	23,136
*	Kiatnakin Bank PCL	9,946,300	22,672
*	KCE Electronics PCL	7,331,100	22,056
*	Total Access Communication PCL (Local)	13,686,600	21,931
*	Thai Union Group PCL	39,747,600	21,899
*	Delta Electronics Thailand PCL	8,436,094	21,835
*	Thanachart Capital PCL	13,167,600	21,705
*	Digital Telecommunications Infrastructure Fund	47,924,245	21,230
^	Ratchaburi Electricity Generating Holding PCL	12,443,200	20,885
*	Robinson PCL	8,503,500	19,011
*	Central Plaza Hotel PCL	13,416,700	18,475
*	BTS Rail Mass Transit Growth Infrastructure Fund	51,425,100	18,269
*	Srisawad Corp. PCL	8,662,005	18,123
*	Jasmine Broadband Internet Infrastructure Fund	48,180,900	17,406
*	Hana Microelectronics PCL	11,703,400	17,170
^	Glow Energy PCL (Foreign)	6,332,855	17,156
*	Muangthai Leasing PCL	13,395,200	15,830
*	Berli Jucker PCL (XBKK)	9,591,100	15,451
*	Tisco Financial Group PCL	5,784,900	15,284
*	Siam Global House PCL	26,860,083	14,798
*	CH Karnchang PCL	17,887,000	14,670
*	Carabao Group PCL	4,611,600	14,643
*	Sino-Thai Engineering & Construction PCL	19,087,600	14,251
*,2	Star Petroleum Refining PCL	26,995,100	14,148
*	Siam Cement PCL	954,400	14,077
*	Supalai PCL	18,724,000	13,859
*	Bangkok Land PCL	242,898,600	13,528
	Krung Thai Bank PCL	24,389,000	13,366
^	Berli Jucker PCL	8,087,837	13,025
^	Tisco Financial Group PCL (XBKK)	4,883,800	12,903
*	Sansiri PCL (Local)	179,191,100	12,619
*	Siam City Cement PCL (Local)	1,466,186	12,318
*	WHA Corp. PCL	103,002,100	11,906
*	Amata Corp. PCL	18,365,600	11,885
*	AP Thailand PCL	43,374,200	11,624
*	Quality Houses PCL	126,190,700	11,171
	Bangkok Life Assurance PCL	9,813,500	10,929
*	Bangkok Chain Hospital PCL	21,564,300	10,705
	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	20,379,200	10,614
*	TPI Polene PCL	157,173,300	10,603
*	Krungthai Card PCL	2,548,400	10,550
*	Thai Airways International PCL	18,520,400	10,371
*	Major Cineplex Group PCL	10,406,800	10,191
	Beauty Community PCL	18,717,903	10,083
*	VGI Global Media PCL	54,245,800	10,042
	Global Power Synergy PCL	5,454,500	10,017
*	Esso Thailand PCL	20,831,377	9,601
*	Superblock PCL	232,458,400	8,744
*	Chularat Hospital PCL	111,369,500	8,718
*	Indorama Ventures PCL (XBKK)	6,225,400	8,623

72

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

			Market
			Value
		Shares	($000)
*	IRPC PCL	43,001,300	8,349
^	Banpu PCL	15,582,547	8,214
*	Dynasty Ceramic PCL	66,773,500	8,163
	Pruksa Real Estate PCL	11,775,000	8,055
*	Tipco Asphalt PCL	11,913,100	8,031
*	Vibhavadi Medical Center PCL	94,265,000	7,889
*	TTW PCL	23,986,500	7,869
*	Taokaenoi Food & Marketing PCL	10,049,743	7,785
*	Italian-Thai Development PCL	62,757,800	7,672
*	Thoresen Thai Agencies PCL	26,205,800	7,649
^	BEC World PCL (Foreign)	14,539,925	7,619
*	CK Power PCL	57,280,900	7,483
*	Workpoint Entertainment PCL	2,515,231	7,420
*,^	True Corp. PCL (XBKK)	39,654,243	7,340
	Unique Engineering & Construction PCL	13,712,000	7,308
*	Gunkul Engineering PCL	59,647,862	7,255
*	Thai Vegetable Oil PCL	8,357,400	6,979
*	Univentures PCL	18,314,200	6,841
*	Bangkok Airways PCL	12,140,600	6,721
*	Jasmine International PCL	29,143,000	6,666
*	LPN Development PCL	16,212,400	6,393
*	PTG Energy PCL	8,783,700	6,346
*	SPCG PCL	8,234,300	6,196
*	Banpu Power PCL	5,898,400	5,461
*	GFPT PCL	9,532,000	5,305
*	Thaicom PCL	12,540,800	5,204
*	TICON Industrial Connection PCL	10,273,500	5,165
*	IMPACT Growth REIT	12,120,400	5,148
*	Sri Trang Agro-Industry	13,375,900	5,114
*	Cal-Comp Electronics Thailand PCL	46,736,400	4,894
*	Intouch Holdings PCL (XBKK)	2,636,900	4,603
*	Samart Corp. PCL	11,620,400	4,475
^	Thai Union Frozen Products PCL (Foreign)	8,061,700	4,442
*	Precious Shipping PCL	12,566,800	4,051
^	Siam City Cement PCL (Foreign)	434,041	3,646
*	Thaifoods Group PCL	18,706,000	3,406
	Thanachart Capital PCL (XBKK)	1,986,600	3,275
*	BEC World PCL	5,752,100	3,014
*	Supalai PCL Warrants Exp. 10/20/2018	4,610,850	2,859
^	Central Pattana PCL (XBKK)	1,146,400	2,746
*	Group Lease PCL (XBKK)	10,523,679	2,423
*,3	Inter Far East Energy Corp.	25,054,900	2,338
*	U City PCL	2,521,311,800	2,277
*	Glow Energy PCL	837,700	2,269
	Siam Commercial Bank PCL (Foreign)	501,800	2,213
*	Thai Reinsurance PCL	33,312,300	1,917
	Bangkok Bank PCL (Foreign)	282,900	1,712
*	Land & Houses PCL (XBKK)	4,864,200	1,596
*	Maybank Kim Eng Securities Thailand PCL	2,314,100	1,539
	CP ALL PCL (Foreign)	724,200	1,526
*	Krung Thai Bank PCL (XBKK)	2,591,100	1,420
^	Kiatnakin Bank PCL (XBKK)	532,800	1,214
^	Sri Trang Agro-Industry Shares F	2,703,296	1,033
	Minor International PCL (Foreign)	662,651	863
^	Electricity Generating PCL (Foreign)	110,600	766
^	Group Lease PCL	2,827,000	651
^	Italian-Thai Development PCL (XBKK)	5,127,000	627
*,^	Superblock PCL Warrants Exp. 08/30/2020	44,649,180	551
*	Pruksa Holding PCL	282,800	215
*	Vibhavadi Medical Center PCL Warrants Exp. 05/09/2022	6,561,153	115
*	Thaifoods Group PCL Warrants Exp. 04/28/2020	1,785,490	—
			3,404,580
Turkey (1.2%)
	Turkiye Garanti Bankasi AS	36,421,623	100,345

73

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

		Market
		Value
	Shares	($000)
Akbank TAS	34,962,847	92,490
BIM Birlesik Magazalar AS	3,912,712	79,849
Tupras Turkiye Petrol Rafinerileri AS	2,137,122	76,999
Turkcell Iletisim Hizmetleri AS	18,387,349	68,902
Eregli Demir ve Celik Fabrikalari TAS	24,202,572	56,879
KOC Holding AS	12,337,771	55,247
Turkiye Is Bankasi	24,458,870	46,163
Haci Omer Sabanci Holding AS (Bearer)	14,837,828	41,304
Turkiye Halk Bankasi AS	11,096,771	32,417
Turkiye Vakiflar Bankasi TAO	19,255,315	32,209
* Turk Hava Yollari AO	10,571,086	29,011
Aselsan Elektronik Sanayi Ve Ticaret AS	2,960,636	26,521
* Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,451,603	24,044
Anadolu Efes Biracilik Ve Malt Sanayii AS	3,719,395	21,543
Petkim Petrokimya Holding AS	11,930,157	20,918
Tofas Turk Otomobil Fabrikasi AS	2,377,812	19,396
* Yapi ve Kredi Bankasi AS	14,131,834	17,188
Ford Otomotiv Sanayi AS	1,177,576	16,636
Arcelik AS	3,025,626	16,555
* Turk Telekomunikasyon AS	9,148,572	15,591
Ulker Biskuvi Sanayi AS	2,782,442	14,858
Turkiye Sise ve Cam Fabrikalari AS	12,558,132	14,755
TAV Havalimanlari Holding AS	2,948,739	14,701
Enka Insaat ve Sanayi AS	9,595,667	14,570
Coca-Cola Icecek AS	1,313,222	13,387
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	13,133,429	8,402
Turkiye Sinai Kalkinma Bankasi AS	23,148,964	8,364
Soda Sanayii AS	5,551,496	7,686
Tekfen Holding AS	2,186,476	7,397
* Koza Altin Isletmeleri AS	716,950	6,228
Aygaz AS	1,457,751	6,198
Turk Traktor ve Ziraat Makineleri AS	272,515	5,445
* Koza Anadolu Metal Madencilik Isletmeleri AS	3,019,024	4,898
Trakya Cam Sanayii AS	4,378,319	4,751
Yazicilar Holding AS Class A	757,359	4,450
* Migros Ticaret AS	558,869	3,851
* Pegasus Hava Tasimaciligi AS	463,032	3,665
* Dogan Sirketler Grubu Holding AS	14,235,709	3,461
* Dogus Otomotiv Servis ve Ticaret AS	1,485,165	3,286
Cimsa Cimento Sanayi VE Ticaret AS	736,455	2,784
Otokar Otomotiv Ve Savunma Sanayi A.S.	89,815	2,611
* Logo Yazilim Sanayi Ve Ticaret AS	156,538	2,476
* Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	1,448,989	2,330
Aksa Akrilik Kimya Sanayii AS	660,379	2,327
Akcansa Cimento AS	743,848	2,228
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,816,293	2,213
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	2,988,034	1,989
* Aksa Enerji Uretim AS Class B	1,999,979	1,812
Is Gayrimenkul Yatirim Ortakligi AS	4,955,678	1,736
* Zorlu Enerji Elektrik Uretim AS	3,988,238	1,719
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	86,576	1,673
* Afyon Cimento Sanayi TAS	741,444	1,591
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	1,267,381	1,508
Torunlar Gayrimenkul Yatirim Ortakligi AS	774,531	1,350
* Ihlas Holding AS	6,574,294	1,061
* Vakif Gayrimenkul Yatirim Ortakligi AS	1,393,437	1,035
* Sekerbank TAS	2,539,127	1,027
* Vestel Elektronik Sanayi ve Ticaret AS	372,155	971
Tat Gida Sanayi AS	592,839	873
EGE Endustri VE Ticaret AS	10,840	848
* Aksigorta AS	966,287	798
* Gubre Fabrikalari TAS	564,159	703
Anadolu Hayat Emeklilik AS	374,246	666
* Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	296,216	579

74

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

					Market
					Value
				Shares	($000)
*	NET Holding AS			976,703	533
	Alarko Holding AS			269,472	531
	Anadolu Cam Sanayii AS			795,881	502
*	Bagfas Bandirma Gubre Fabrikalari AS			175,462	485
*	Turcas Petrol AS			633,476	467
	AvivaSA Emeklilik ve Hayat AS			91,652	452
	Albaraka Turk Katilim Bankasi AS			1,150,710	395
*	Bizim Toptan Satis Magazalari AS			152,937	330
	Konya Cimento Sanayii AS			4,231	295
	Adana Cimento Sanayii TAS Class A			146,658	248
*	Akenerji Elektrik Uretim AS			914,448	222
*,3	Asya Katilim Bankasi AS			6,317,442	—
					1,083,928
United Arab Emirates (0.9%)
	Emirates Telecommunications Group Co. PJSC			29,161,510	141,560
	Emaar Properties PJSC			60,877,913	137,381
	First Abu Dhabi Bank PJSC			46,258,757	130,243
	DP World Ltd.			2,874,942	68,251
	Abu Dhabi Commercial Bank PJSC			32,420,820	65,310
	Aldar Properties PJSC			58,111,808	37,699
	Dubai Islamic Bank PJSC			22,095,695	36,823
	DAMAC Properties Dubai Co. PJSC			30,814,253	33,062
	Emaar Malls PJSC			38,380,212	24,090
	Dubai Investments PJSC			27,094,802	19,411
	Air Arabia PJSC			42,325,717	14,274
*	DXB Entertainments PJSC			58,571,286	11,806
*	Dana Gas PJSC			53,817,166	10,962
*	Dubai Financial Market PJSC			34,271,470	10,814
*	Arabtec Holding PJSC			12,654,429	10,108
	Al Waha Capital PJSC			18,800,423	8,880
	Amanat Holdings PJSC			24,232,616	7,850
*	Eshraq Properties Co. PJSC			26,939,818	5,789
*	Union Properties PJSC			22,887,770	5,551
*	Deyaar Development PJSC			34,487,159	4,996
	National Central Cooling Co. PJSC			8,318,553	4,748
	Aramex PJSC			3,054,575	4,250
	RAK Properties PJSC			20,584,860	3,977
*	Drake & Scull International PJSC			4,230,859	2,289
*	Amlak Finance PJSC			5,398,387	1,588
	Union National Bank PJSC			1,344,100	1,574

					803,286

Total Common Stocks (Cost $74,061,468)					87,751,771

Preferred Stocks (0.0%)
*	Vedanta Ltd. Pfd. (Cost $4,972)			32,051,576	5,122

		Coupon

Temporary Cash Investments (2.2%)[1]
Money Market Fund (2.1%)
4,5	Vanguard Market Liquidity Fund	1.246%		19,317,567	1,931,950

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Cash Management Bill	1.035%—1.048%	1/2/18	16,000	15,971

75

Vanguard® Emerging Markets Stock Index Fund
Schedule of Investments
October 31, 2017

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
6	United States Treasury Bill	1.056%	11/24/17	10,000	9,994
6	United States Treasury Bill	1.087%	3/1/18	14,000	13,946
6	United States Treasury Bill	1.169%	3/22/18	8,000	7,962
					47,873
Total Temporary Cash Investments (Cost $1,979,845)					1,979,823
Total Investments (100.9%) (Cost $76,046,285)					89,736,716
Other Assets and Liabilities—Net (-0.9%)[5]					(810,162)
Net Assets (100%)					88,926,554

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $839,552,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and
0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, the aggregate value of these securities was $917,995,000, representing 1.0% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $963,626,000 of collateral received for securities on loan.
6 Securities with a value of $44,029,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

76

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© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA5330 122017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund

In our opinion, the accompanying statements of net assets investments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the "Funds") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 19, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Total World Stock Index Fund

In our opinion, the accompanying statement of net assetsinvestments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Total World Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 19, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund

In our opinion, the accompanying statement of assets and liabilities of Vanguard FTSE All-World ex-US Small-Cap Index Fund and statements of net assets investments summary of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (constituting separate portfolios of Vanguard International Equity Index Funds, hereafter referred to as the “Funds”), and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of the Funds as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 19, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard International Equity Index Funds and the Shareholders of Vanguard Emerging Markets Stock Index Fund

In our opinion, the accompanying statement of net assetsinvestments summary and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Vanguard Emerging Markets Stock Index Fund (constituting a separate portfolio of Vanguard International Equity Index Funds, hereafter referred to as the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights, and schedule of investments (hereafter referred to as "financial statements") are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

December 13, 2017

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042
T: (267) 330 3000, F: (267) 330 3300, www.pwc.com/us

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 21, 2017
VANGUARD INTERNATIONAL EQUITY INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 21, 2017

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.